UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-06569
Ivy Funds
(Exact name of registrant as specified in charter)

610 Market Street
Philadelphia, PA 19106
Registrant's telephone number, including area code:
(800) 523-1918
Date of fiscal year end:
March 31
Date of reporting period:
September 30, 2024
Item 1. Report to Stockholders.
(a) The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Delaware Ivy Core Equity Fund
Class A: WCEAX
Semiannual shareholder report | September 30, 2024
This
semiannual shareholder report
contains important information about Delaware Ivy Core Equity Fund (Fund) for the period of
April 1, 2024,
to September 30, 2024. You can find additional information about the Fund at
delawarefunds.com/literature.
You can also request this information by contacting us at
800 523-1918
, weekdays from
8:30am to 6:00pm ET.
What were the Fund's costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class A	$ 53	1.00%
*	Annualized
Fund statistics
(
as
of September 30, 2024)
Fund net assets	$ 3,880,535,664
Total number of portfolio holdings	49
Total advisory fees paid	$ 11,540,258
Portfolio turnover rate	10%

Fund holdings
(as of September 30, 2024)
The tables below show the investment makeup of the Fund, with e ach cat
egory representing a percentage of the total net asse
ts
of the Fund.
Sector allocation
Information Technology	29.47%
Financials	20.86%
Healthcare	11.40%
Communication Services	8.50%
Industrials	8.49%
Consumer Discretionary	7.21%
Materials	5.05%
Consumer Staples	3.92%
Energy	1.36%
Utilities	1.23%

Top 10
equity
holdings
Microsoft	7.37%
NVIDIA	4.91%
Apple	4.70%
Alphabet Class A	4.63%
Amazon.com	3.48%
UnitedHealth Group	3.36%
HCA Healthcare	3.21%
Taiwan Semiconductor Manufacturing ADR	2.68%
Costco Wholesale	2.56%
Fiserv	2.54%
Categorizations used for financial reporting purposes may differ from categorizations used for regulatory co
mpliance purposes.

Availability of additional information
You can find additional information
about
the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at delawarefunds.com/literature. You can also request this information by contacting us at
800 523-1918
, weekdays from 8:30am to 6:00pm ET, or
by contacting
your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call
800 523-1918
or
contac
t
 your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Delaware Funds by Macquarie
®
or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at delawarefunds.com/literature.
(3989354)

Delaware Ivy Core Equity Fund
Class C: WTRCX
Semiannual shareholder report | September 30, 2024
This
semiannual shareholder report
contains important information about Delaware Ivy Core Equity Fund (Fund) for the period of
April 1, 2024,
to September 30, 2024. You can find additional information about the Fund at
delawarefunds.com/literature.
You can also request this information by contacting us at
800 523-1918
, weekdays from
8:30am to 6:00pm ET.
What were the Fund's costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class C	$ 92	1.75%
*	Annualized
Fund statistics
(as of September 30, 2024)
Fund net assets	$ 3,880,535,664
Total number of portfolio holdings	49
Total advisory fees paid	$ 11,540,258
Portfolio turnover rate	10%

Fund holdings
(as of September 30, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Information Technology	29.47%
Financials	20.86%
Healthcare	11.40%
Communication Services	8.50%
Industrials	8.49%
Consumer Discretionary	7.21%
Materials	5.05%
Consumer Staples	3.92%
Energy	1.36%
Utilities	1.23%

Top 10 equity holdings
Microsoft	7.37%
NVIDIA	4.91%
Apple	4.70%
Alphabet Class A	4.63%
Amazon.com	3.48%
UnitedHealth Group	3.36%
HCA Healthcare	3.21%
Taiwan Semiconductor Manufacturing ADR	2.68%
Costco Wholesale	2.56%
Fiserv	2.54%
Categorizations used for financial reporting purposes may differ from categorizations used fo
r r
egulatory compliance purposes.

Availability of additional information
You can find additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at delawarefunds.com/literature. You can also request this information by contacting us at
800 523-1918
, weekdays from 8:30am to 6:00pm ET, or
by contacting
your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call
800 523-1918
or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Delaware Funds by Macquarie
®
or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at delawarefunds.com/literature.
(3989354)

Delaware Ivy Core Equity Fund
Class I: ICIEX
Semiannual shareholder report | September 30, 2024
This
semiannual shareholder report
contains important information about Delaware Ivy Core Equity Fund (Fund) for the period of
April 1, 2024,
to September 30, 2024. You can find additional information about the Fund at
delawarefunds.com/literature.
You can also request this information by contacting us at
800 523-1918
, weekdays from
8:30am to 6:00pm ET.
What were the Fund's costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class I	$ 40	0.75%
*	Annualized
Fund statistics
(as of September 30, 2024)
Fund net assets	$ 3,880,535,664
Total number of portfolio holdings	49
Total advisory fees paid	$ 11,540,258
Portfolio turnover rate	10%

Fund holdings
(as of September 30, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Information Technology	29.47%
Financials	20.86%
Healthcare	11.40%
Communication Services	8.50%
Industrials	8.49%
Consumer Discretionary	7.21%
Materials	5.05%
Consumer Staples	3.92%
Energy	1.36%
Utilities	1.23%

Top 10 equity holdings
Microsoft	7.37%
NVIDIA	4.91%
Apple	4.70%
Alphabet Class A	4.63%
Amazon.com	3.48%
UnitedHealth Group	3.36%
HCA Healthcare	3.21%
Taiwan Semiconductor Manufacturing ADR	2.68%
Costco Wholesale	2.56%
Fiserv	2.54%
Categorizations used for financial reporting purposes may differ from categorizations
u
sed for regulatory compliance purposes.

Availability of additional information
You can find additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at delawarefunds.com/literature. You can also request this information by contacting us at
800 523-1918
, weekdays from 8:30am to 6:00pm ET, or
by contacting

your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call
800 523-1918
or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Delaware Funds by Macquarie
®
or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at delawarefunds.com/literature.
(3989354)

Delaware Ivy Core Equity Fund
Class R: IYCEX
Semiannual shareholder report | September 30, 2024
This
semiannual shareholder report
contains important information about Delaware Ivy Core Equity Fund (Fund) for the period of
April 1, 2024,
to September 30, 2024. You can find additional information about the Fund at
delawarefunds.com/literature.
You can also request this information by contacting us at
800 523-1918
, weekdays from
8:30am to 6:00pm ET.
What were the Fund's costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class R	$ 66	1.25%
*	Annualized
Fund statistics
(as of September 30, 2024)
Fund net assets	$ 3,880,535,664
Total number of portfolio holdings	49
Total advisory fees paid	$ 11,540,258
Portfolio turnover rate	10%

Fund holdings
(as of September 30, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Information Technology	29.47%
Financials	20.86%
Healthcare	11.40%
Communication Services	8.50%
Industrials	8.49%
Consumer Discretionary	7.21%
Materials	5.05%
Consumer Staples	3.92%
Energy	1.36%
Utilities	1.23%

Top 10 equity holdings
Microsoft	7.37%
NVIDIA	4.91%
Apple	4.70%
Alphabet Class A	4.63%
Amazon.com	3.48%
UnitedHealth Group	3.36%
HCA Healthcare	3.21%
Taiwan Semiconductor Manufacturing ADR	2.68%
Costco Wholesale	2.56%
Fiserv	2.54%
Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.

Availability of additional information
You can find additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at delawarefunds.com/literature. You can also request
this information by contacting us at
800 523-1918
, weekdays from 8:30am to 6:00pm ET, or
by contacting
your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call
800 523-1918
or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Delaware Funds by Macquarie
®
or your financial intermediary. If you choose, you may receive these
d
ocuments through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at delawarefunds.com/literature.
(3989354)

Delaware Ivy Core Equity Fund
Class R6: ICEQX
Semiannual shareholder report | September 30, 2024
This
semiannual shareholder report
contains important information about Delaware Ivy Core Equity Fund (Fund) for the period of
April 1, 2024,
to September 30, 2024. You can find additional information about the Fund at
delawarefunds.com/literature.
You can also request this information by contacting us at
800 523-1918
, weekdays from
8:30am to 6:00pm ET.
What were the Fund's costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class R6	$ 35	0.67%
*	Annualized
Fund statistics
(as of September 30, 2024)
Fund net assets	$ 3,880,535,664
Total number of portfolio holdings	49
Total advisory fees paid	$ 11,540,258
Portfolio turnover rate	10%

Fund holdings
(as of September 30, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Information Technology	29.47%
Financials	20.86%
Healthcare	11.40%
Communication Services	8.50%
Industrials	8.49%
Consumer Discretionary	7.21%
Materials	5.05%
Consumer Staples	3.92%
Energy	1.36%
Utilities	1.23%

Top 10 equity holdings
Microsoft	7.37%
NVIDIA	4.91%
Apple	4.70%
Alphabet Class A	4.63%
Amazon.com	3.48%
UnitedHealth Group	3.36%
HCA Healthcare	3.21%
Taiwan Semiconductor Manufacturing ADR	2.68%
Costco Wholesale	2.56%
Fiserv	2.54%
Categorizations used for financial reporting purposes may differ fro
m
categorizations used for regulatory compliance purposes.

Availability of additional information
You can find additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at delawarefunds.com/literature. You can also request this information by contacting us at
800 523-1918
, weekdays from 8:30am to 6:00pm ET, or
by contacting
your financial intermediary.
Householding
In order to reduce expenses, we will deliver a
single
copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call
800 523-1918
or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Delaware Funds by Macquarie
®
or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at delawarefunds.com/literature.
(3989354)

Delaware Ivy Core Equity Fund
Class Y: WCEYX
Semiannual shareholder report | September 30, 2024
This
semiannual shareholder report
contains important information about Delaware Ivy Core Equity Fund (Fund) for the period of
April 1, 2024,
to September 30, 2024. You can find additional information about the Fund at
delawarefunds.com/literature.
You can also request this information by contacting us at
800 523-1918
, weekdays from
8:30am to 6:00pm ET.
What were the Fund's costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class Y	$ 53	1.00%
*	Annualized
Fund statistics
(as of September 30, 2024)
Fund net assets	$ 3,880,535,664
Total number of portfolio holdings	49
Total advisory fees paid	$ 11,540,258
Portfolio turnover rate	10%

Fund holdings
(as of September 30, 2024)
The tables below show the investment makeup of the Fund, with each category
representing
a percentage of the total net assets of the Fund.
Sector allocation
Information Technology	29.47%
Financials	20.86%
Healthcare	11.40%
Communication Services	8.50%
Industrials	8.49%
Consumer Discretionary	7.21%
Materials	5.05%
Consumer Staples	3.92%
Energy	1.36%
Utilities	1.23%

Top 10 equity holdings
Microsoft	7.37%
NVIDIA	4.91%
Apple	4.70%
Alphabet Class A	4.63%
Amazon.com	3.48%
UnitedHealth Group	3.36%
HCA Healthcare	3.21%
Taiwan Semiconductor Manufacturing ADR	2.68%
Costco Wholesale	2.56%
Fiserv	2.54%
Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.

Availability of additional information
You can find additional information about the Fund, such as the prospectus, financial information, holdings, an
d
proxy voting information, at delawarefunds.com/literature. You can also request this information by contacting us at
800 523-1918
, weekdays from 8:30am to 6:00pm ET, or
by contacting
your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call
800 523-1918
or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Delaware Funds by Macquarie
®
or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at delawarefunds.com/literature.
(3989354)

Delaware Ivy Global Bond Fund
Class A: IVSAX
Semiannual shareholder report | September 30, 2024
This
semiannual shareholder report
contains important information about Delaware Ivy Global Bond Fund (Fund) for the period of
April 1, 2024,
to September 30, 2024. You can find additional information about the Fund at
delawarefunds.com/literature.
You can also request this information by contacting us at
800 523-1918
, weekdays from
8:30am to 6:00pm ET.
What were the Fund's costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class A	$ 49	0.96%
*	Annualized
Fund statistics
(as of September
30
, 2024)
Fund net assets	$ 511,641,858
Total number of portfolio holdings	330
Total advisory fees paid	$ 1,168,733
Portfolio turnover rate	115%

Fund holdings
(as of September 30, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Country allocation
United States	40.21%
United Kingdom	9.30%
Australia	7.78%
France	4.55%
Spain	3.41%
Ireland	3.34%
Netherlands	3.19%
Italy	2.56%
Germany	2.45%
Japan	1.83%

Sector allocation
Banking	14.09%
Energy	3.10%
Electric	3.01%
Consumer Non-Cyclical	2.71%
Finance Companies	2.46%
Communications	2.15%
Capital Goods	2.09%
Insurance	1.84%
Consumer Cyclical	1.71%
Technology	1.65%

Availability of additi
on
al information
You can find additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at delawarefunds.com/literature. You can also request this information by contacting us at
800 523-1918
, weekdays from 8:30am to 6:00pm ET, or
by contacting
your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call
800 523-1918
or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Delaware Funds by Macquarie
®
or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at delawarefunds.com/literature.
(3989354)

Delaware Ivy Global Bond Fund
Class C: IVSCX
Semiannual shareholder report | September 30, 2024
This
semiannual shareholder report
contains important information about Delaware Ivy Global Bond Fund (Fund) for the period of
April 1, 2024,
to September 30, 2024. You can find additional information about the Fund at
delawarefunds.com/literature.
You can also request this information by contacting us at
800 523-1918
, weekdays from
8:30am to 6:00pm ET.
What were the Fund's costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class C	$ 87	1.71%
*	Annualized
Fund statistics
(as of September 30, 2
02
4)
Fund net assets	$ 511,641,858
Total number of portfolio holdings	330
Total advisory fees paid	$ 1,168,733
Portfolio turnover rate	115%

Fund holdings
(as of September 30, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Country allocation
United States	40.21%
United Kingdom	9.30%
Australia	7.78%
France	4.55%
Spain	3.41%
Ireland	3.34%
Netherla nd s	3.19%
Italy	2.56%
Germany	2.45%
Japan	1.83%

Sector allocation
Banking	14.09%
Energy	3.10%
Electric	3.01%
Consumer Non-Cyclical	2.71%
Finance Companies	2.46%
Communications	2.15%
Capital Goods	2.09%
Insurance	1.84%
Consumer Cyclical	1.71%
Technology	1.65%

Availability of additional information
You can find additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at delawarefunds.com/literature. You can also request this information by contacting us at
800 523-1918
, weekdays from 8:30am to 6:00pm ET, or
by contacting
your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call
800 523-1918
or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Delaware Funds by Macquarie
®
or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at delawarefunds.com/literature.
(3989354)

Delaware Ivy Global Bond Fund
Class I: IVSIX
Semiannual shareholder report | September 30, 2024
This
semiannual shareholder report
contains important information about Delaware Ivy Global Bond Fund (Fund) for the period of
April 1, 2024,
to September 30, 2024. You can find additional information about the Fund at
delawarefunds.com/literature.
You can also request this information by contacting us at
800 523-1918
, weekdays from
8:30am to 6:00pm ET.
What were the Fund's costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class I	$ 36	0.71%
*	Annualized
Fund statistics
(as of September 30, 2024)
Fund net assets	$ 511,641,858
Total number of portfolio hold ing s	330
Total advisory fees paid	$ 1,168,733
Portfolio turnover rate	115%

Fund holdings
(as of September 30, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Country allocation
United States	40.21%
United Kingdom	9.30%
Australia	7.78%
France	4.55%
Spain	3.41%
Ireland	3.34%
Netherlands	3.19%
Italy	2.56%
Germany	2.45%
Japan	1.83%

Sector allocation
Banking	14.09%
Energy	3.10%
Electric	3.01%
Consumer Non-Cyclical	2.71%
Finance Companies	2.46%
Communications	2.15%
Capital Goods	2.09%
Insurance	1.84%
Consumer Cyclical	1.71%
Technology	1.65%

Availability of additional info
r
mation
You can find additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at delawarefunds.com/literature. You can also request this information by contacting us at
800 523-1918
, weekdays from 8:30am to 6:00pm ET, or
by contacting
your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call
800 523-1918
or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Delaware Funds by Macquarie
®
or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at delawarefunds.com/literature.
(3989354)

Delaware Ivy Global Bond Fund
Class R: IYGOX
Semiannual shareholder report | September 30, 2024
This
semiannual shareholder report
contains important information about Delaware Ivy Global Bond Fund (Fund) for the period of
April 1, 2024,
to September 30, 2024. You can find additional information about the Fund at
delawarefunds.com/literature.
You can also request this information by contacting us at
800 523-1918
, weekdays from
8:30am to 6:00pm ET.
What were the Fund's costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class R	$ 62	1.21%
*	Annualized
Fund statistics
(as of Se
pte
mber 30, 2024)
Fund net assets	$ 511,641,858
Total number of portfolio holdings	330
Total advisory fees paid	$ 1,168,733
Portfolio turnover rate	115%

Fund holdings
(as of September 30, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Country allocation
United States	40.21%
United Kingdom	9.30%
Australia	7.78%
France	4.55%
Spain	3.41%
Ireland	3.34%
Netherlands	3.19%
Italy	2.56%
Germany	2.45%
Japan	1.83%

Sector allocation
Banking	14.09%
Energy	3.10%
Electric	3.01%
Consumer Non-Cyclical	2.71%
Finance Companies	2.46%
Communications	2.15%
Capital Goods	2.09%
Insurance	1.84%
Consumer Cyclical	1.71%
Technology	1.65%

Availability of ad
diti
onal information
You can find additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at delawarefunds.com/literature. You can also request this information by contacting us at
800 523-1918
, weekdays from 8:30am to 6:00pm ET, or
by contacting
your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call
800 523-1918
or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Delaware Funds by Macquarie
®
or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at delawarefunds.com/literature.
(3989354)

Delaware Ivy Global Bond Fund
Class R6: IVBDX
Semiannual shareholder report | September 30, 2024
This
semiannual shareholder report
contains important information about Delaware Ivy Global Bond Fund (Fund) for the period of
April 1, 2024,
to September 30, 2024. You can find additional information about the Fund at
delawarefunds.com/literature.
You can also request this information by contacting us at
800 523-1918
, weekdays from
8:30am to 6:00pm ET.
What were the Fund's costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class R6	$ 30	0.58%
*	Annualized
Fund statistics
(as of September 30,
20
24)
Fund net assets	$ 511,641,858
Total number of portfolio holdings	330
Total advisory fees paid	$ 1,168,733
Portfolio turnover rate	115%

Fund holdings
(as of September 30, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Country allocation
United States	40.21%
United Kingdom	9.30%
Australia	7.78%
France	4.55%
Spain	3.41%
Ireland	3.34%
Netherlands	3.19%
Italy	2.56%
Germany	2.45%
Ja pa n	1.83%

Sector allocation
Banking	14.09%
Energy	3.10%
Electric	3.01%
Consumer Non-Cyclical	2.71%
Finance Companies	2.46%
Communications	2.15%
Capital Goods	2.09%
Insurance	1.84%
Consumer Cyclical	1.71%
Technology	1.65%

Availability of additional information
You can find additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at delawarefunds.com/literature. You can also request this information by contacting us at
800 523-1918
, weekdays from 8:30am to 6:00pm ET, or
by contacting
your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call
800 523-1918
or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Delaware Funds by Macquarie
®
or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at delawarefunds.com/literature.
(3989354)

Delaware Ivy Global Bond Fund
Class Y: IVSYX
Semiannual shareholder report | September 30, 2024
This
semiannual shareholder report
contains important information about Delaware Ivy Global Bond Fund (Fund) for the period of
April 1, 2024,
to September 30, 2024. You can find additional information about the Fund at
delawarefunds.com/literature.
You can also request this information by contacting us at
800 523-1918
, weekdays from
8:30am to 6:00pm ET.
What were the Fund's costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class Y	$ 49	0.96%
*	Annualized
Fund statistics
(as of September 30, 2024)
Fund net assets	$ 511,641,858
Total number of portfolio ho ld ings	330
Total advisory fees paid	$ 1,168,733
Portfolio turnover rate	115%

Fund holdings
(as of September 30, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Country allocation
United States	40.21%
United Kingdom	9.30%
Australia	7.78%
France	4.55%
Spain	3.41%
Ireland	3.34%
Netherlands	3.19%
Italy	2.56%
Germany	2.45%
Japan	1.83%

Sector allocation
Banking	14.09%
Energy	3.10%
Ele c tric	3.01%
Consumer Non-Cyclical	2.71%
Finance Companies	2.46%
Communications	2.15%
Capital Goods	2.09%
Insurance	1.84%
Consumer Cyclical	1.71%
Technology	1.65%

Availability of additional information
You can find additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at delawarefunds.com/literature. You can also request this information by contacting us at
800 523-1918
, weekdays from 8:30am to 6:00pm ET, or
by contacting
your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call
800 523-1918
or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Delaware Funds by Macquarie
®
or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at delawarefunds.com/literature.
(3989354)

Delaware Ivy Global Growth Fund
Class A: IVINX
Semiannual shareholder report | September 30, 2024
This
semiannual shareholder report
contains important information about Delaware Ivy Global Growth Fund (Fund) for the period of
April 1, 2024,
to September 30, 2024. You can find additional information about the Fund at
delawarefunds.com/literature.
You can also request this information by contacting us at
800 523-1918
, weekdays from
8:30am to 6:00pm ET.
What were the Fund's costs for the last six mon
ths?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class A	$ 58	1.13%
*	Annualized
Fund statistics
(as of September 30, 2024)
Fund net assets	$ 955,624,243
Total number of portfolio holdings	58
Total advisory fees paid	$ 2,729,855
Portfolio turnover rate	34%

Fund holdings
(as of September 30, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net as
s
ets of the Fund.
Country allocation
United States	64.11%
France	7.39%
Germany	5.23%
Japan	4.77%
India	3.51%
Taiwan	2.90%
Italy	1.64%
Singapore	1.50%
United Kingdom	1.27%
South Korea	1.24%

Sector allocation
Information Technology	25.20%
Financials	16.03%
Healthcare	12.73%
Industrials	12.58%
Communication Services	10.09%
Consumer Discretionary	9.65%
Consumer Staples	6.24%
Materials	2.61%
Energy	2.19%
Utilities	1.63%

Top 10 equity ho
ldings
Microsoft	5.50%
NVIDIA	4.03%
Alphabet Class A	3.36%
Amazon.com	3.28%
Apple	3.17%
Taiwan Semiconductor Manufacturing	2.90%
Mastercard Class A	2.30%
Home Depot	2.24%
Eli Lilly & Co.	2.21%
Salesforce	2.13%
Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance pur
p
oses.

Availability of additional information
You can find additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at delawarefunds.com/literature. You can also request this information by contacting us at
800 523-1918
, weekdays from 8:30am to 6:00pm ET, or
by contacting
your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call
800 523-1918
or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Delaware Funds by Macquarie
®
or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at delawarefunds.com/literature.
(3989354)

Delaware Ivy Global Growth Fund
Class C: IVNCX
Semiannual shareholder report | September 30, 2024
This
semiannual shareholder report
contains important information about Delaware Ivy Global Growth Fund (Fund) for the period of
April 1, 2024,
to September 30, 2024. You can find additional information about the Fund at
delawarefunds.com/literature.
You can also request this information by contacting us at
800 523-1918
, weekdays from
8:30am to 6:00pm ET.
What were the Fund's costs for the last six month
s?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class C	$ 98	1.89%
*	Annualized
Fund statistics
(as of September 30, 2024)
Fund net assets	$ 955,624,243
Total number of portfolio holdings	58
Total advisory fees paid	$ 2,729,855
Portfolio turnover rate	34%

Fund holdings
(as of September 30, 2024)
The tables below show the investmen
t ma
keup of the Fund, with each category representing a percentage of the total net asset
s
of the Fu
n
d.
Country allocation
United States	64.11%
France	7.39%
Germany	5.23%
Japan	4.77%
India	3.51%
Taiwan	2.90%
Italy	1.64%
Singapore	1.50%
United Kingdom	1.27%
South Korea	1.24%

Sector allocation
Information Technology	25.20%
Financials	16.03%
Healthcare	12.73%
Industrials	12.58%
Communication Services	10.09%
Consumer Discretionary	9.65%
Consumer Staples	6.24%
Materials	2.61%
Energy	2.19%
Utilities	1.63%

Top 10 equity holdings
Microsoft	5.50%
NVIDIA	4.03%
Alphabet Class A	3.36%
Amazon.com	3.28%
Apple	3.17%
Taiwan Semiconductor Manufacturing	2.90%
Mastercard Class A	2.30%
Home Depot	2.24%
Eli Lilly & Co.	2.21%
Salesforce	2.13%
Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance
p
urposes.

Availability of additional information
You can find additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at delawarefunds.com/literature. You can also request this information by contacting us at
800 523-1918
, weekdays from 8:30am to 6:00pm ET, or
by contacting
your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call
800 523-1918
or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Delaware Funds by Macquarie
®
or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at delawarefunds.com/literature.
(3989354)

Delaware Ivy Global Growth Fund
Class I: IGIIX
Semiannual shareholder report | September 30, 2024
This
semiannual shareholder report
contains important information about Delaware Ivy Global Growth Fund (Fund) for the period of
April 1, 2024,
to September 30, 2024. You can find additional information about the Fund at
delawarefunds.com/literature.
You can also request this information by contacting us at
800 523-1918
, weekdays from
8:30am to 6:00pm ET.
What were the Fund's costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class I	$ 46	0.89%
*	Annualized
Fund statistics
(as of September 30, 2024)
Fund net assets	$ 955,624,243
Total number of portfolio holdings	58
Total advisory fees paid	$ 2,729,855
Portfolio turnover rate	34%

Fund holdings
(as of September 30, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Country allocation
United States	64.11%
France	7.39%
Germany	5.23%
Japan	4.77%
India	3.51%
Taiwan	2.90%
Italy	1.64%
Singapore	1.50%
United Kingdom	1.27%
South Korea	1.24%

Sector allocation
Information Technology	25.20%
Financials	16.03%
Healthcare	12.73%
Industrials	12.58%
Communication Services	10.09%
Consumer Discretionary	9.65%
Consumer Staples	6.24%
Materials	2.61%
Energy	2.19%
Utilities	1.63%

Top 10 equity holdin
gs
Microsoft	5.50%
NVIDIA	4.03%
Alphabet Class A	3.36%
Amazon.com	3.28%
Apple	3.17%
Taiwan Semiconductor Manufacturing	2.90%
Mastercard Class A	2.30%
Home Depot	2.24%
Eli Lilly & Co.	2.21%
Salesforce	2.13%
Categorizations used for financial reporting purposes may differ from categorizations used for regulatory
compliance purposes.

Availability of additional informatio
n
You can find additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at delawarefunds.com/literature. You can also request this information by contacting us at
800 523-1918
, weekdays from 8:30am to 6:00pm ET, or
by contacting
your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call
800 523-1918
or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Delaware Funds by Macquarie
®
or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at delawarefunds.com/literature.
(3989354)

Delaware Ivy Global Growth Fund
Class R: IYIGX
Semiannual shareholder report | September 30, 2024
This
semiannual shareholder report
contains important information about Delaware Ivy Global Growth Fund (Fund) for the period of
April 1, 2024,
to September 30, 2024. You can find additional information about the Fund at
delawarefunds.com/literature.
You can also request this information by contacting us at
800 523-1918
, weekdays from
8:30am to 6:00pm ET.
What were the Fund's costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class R	$ 72	1.39%
*	Annualized
Fund statistics
(as of September 30, 2024)
Fund net assets	$ 955,624,243
Total number of portfolio holdings	58
Total advisory fees paid	$ 2,729,855
Portfolio turnover rate	34%

Fund holdings
(as of September 30, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total ne
t as
set
s
of the Fund.
Country allocation
United States	64.11%
France	7.39%
Germany	5.23%
Japan	4.77%
India	3.51%
Taiwan	2.90%
Italy	1.64%
Singapore	1.50%
United Kingdom	1.27%
South Korea	1.24%

Sector allocation
Information Technology	25.20%
Financials	16.03%
Healthcare	12.73%
Industrials	12.58%
Communication Services	10.09%
Consumer Discretionary	9.65%
Consumer Staples	6.24%
Materials	2.61%
Energy	2.19%
Utilities	1.63%

Top 10 equity holdi
ng
s
Microsoft	5.50%
NVIDIA	4.03%
Alphabet Class A	3.36%
Amazon.com	3.28%
Apple	3.17%
Taiwan Semiconductor Manufacturing	2.90%
Mastercard Class A	2.30%
Home Depot	2.24%
Eli Lilly & Co.	2.21%
Salesforce	2.13%
Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance
purposes.

Availability of additional information
You can find additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at delawarefunds.com/literature. You can also request this information by contacting us at
800 523-1918
, weekdays from 8:30am to 6:00pm ET, or
by contacting
your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call
800 523-1918
or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Delaware Funds by Macquarie
®
or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at delawarefunds.com/literature.
(3989354)

Delaware Ivy Global Growth Fund
Class R6: ITGRX
Semiannual shareholder report | September 30, 2024
This
semiannual shareholder report
contains important information about Delaware Ivy Global Growth Fund (Fund) for the period of
April 1, 2024,
to September 30, 2024. You can find additional information about the Fund at
delawarefunds.com/literature.
You can also request this information by contacting us at
800 523-1918
, weekdays from
8:30am to 6:00pm ET.
What were the Fund's costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class R6	$ 41	0.79%
*	Annualized
Fund statistics
(as of September 30, 2024)
Fund net assets	$ 955,624,243
Total number of portfolio holdings	58
Total advisory fees paid	$ 2,729,855
Portfolio turnover rate	34%

Fund holdings
(as of September 30, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Country allocation
United States	64.11%
France	7.39%
Germany	5.23%
Japan	4.77%
India	3.51%
Taiwan	2.90%
Italy	1.64%
Singapore	1.50%
United Kingdom	1.27%
South Korea	1.24%

Sector allocation
Information Technology	25.20%
Financials	16.03%
Healthcare	12.73%
Industrials	12.58%
Communication Services	10.09%
Consumer Discretionary	9.65%
Consumer Staples	6.24%
Materials	2.61%
Energy	2.19%
Utilities	1.63%

Top 10 equity hold
ings
Microsoft	5.50%
NVIDIA	4.03%
Alphabet Class A	3.36%
Amazon.com	3.28%
Apple	3.17%
Taiwan Semiconductor Manufacturing	2.90%
Mastercard Class A	2.30%
Home Depot	2.24%
Eli Lilly & Co.	2.21%
Salesforce	2.13%
Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.

Availability of additional information
You can find additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at delawarefunds.com/literature. You can also request this information by contacting us at
800 523-1918
, weekdays from 8:30am to 6:00pm ET, or
by contacting
your financial intermed
iary
.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication
to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call
800 523-1918
or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Delaware Funds by Macquarie
®
or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at delawarefunds.com/literature.
(3989354)

Delaware Ivy Global Growth Fund
Class Y: IVIYX
Semiannual shareholder report | September 30, 2024
This
semiannual shareholder report
contains important information about Delaware Ivy Global Growth Fund (Fund) for the period of
April 1, 2024,
to September 30, 2024. You can find additional information about the Fund at
delawarefunds.com/literature.
You can also request this information by contacting us at
800 523-1918
, weekdays from
8:30am to 6:00pm ET.
What were the Fund's costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class Y	$ 59	1.14%
*	Annualized
Fund statistics
(as of September 30, 2024)
Fund net assets	$ 955,624,243
Total number of portfolio holdings	58
Total advisory fees paid	$ 2,729,855
Portfolio turnover rate	34%

Fund holdings
(as of September 30, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the tot al n
et assets of the Fund.
Country allocation
United States	64.11%
France	7.39%
Germany	5.23%
Japan	4.77%
India	3.51%
Taiwan	2.90%
Italy	1.64%
Singapore	1.50%
United Kingdom	1.27%
South Korea	1.24%

Sector allocation
Information Technology	25.20%
Financials	16.03%
Healthcare	12.73%
Industrials	12.58%
Communication Services	10.09%
Consumer Discretionary	9.65%
Consumer Staples	6.24%
Materials	2.61%
Energy	2.19%
Utilities	1.63%

Top 10 equity holdi
ngs
Microsoft	5.50%
NVIDIA	4.03%
Alphabet Class A	3.36%
Amazon.com	3.28%
Apple	3.17%
Taiwan Semiconductor Manufacturing	2.90%
Mastercard Class A	2.30%
Home Depot	2.24%
Eli Lilly & Co.	2.21%
Salesforce	2.13%
Categorizations used for financial reporting purposes
may
differ from categorizations used for regulatory compliance purposes.

Availability of additional information
You can find additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at delawarefunds.com/literature. You can also request this information by contacting us at
800 523-1918
, weekdays from 8:30am to 6:00pm ET, or
by contacting
your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call
800 523-1918
or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Delaware Funds by Macquarie
®
or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at delawarefunds.com/literature.
(3989354)

Delaware Ivy High Income Fund
Class A
:
WHIAX
Semiannual shareholder report | September 30, 2024
This
semiannual shareholder report
contains important information about Delaware Ivy High Income Fund (Fund) for the period of
April 1, 2024,
to September 30, 2024. You can find additional information about the Fund at
delawarefunds.com/literature.
You can also request this information by contacting us at
800 523-1918
, weekdays from
8:30am to 6:00pm ET.
What were the Fund's costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class A	$ 46	0.89%
*	Annualiz ed
Fund statistics
(as of September 30, 2024)
Fund net assets	$ 2,754,919,482
Total number of portfolio holdings	249
Total advisory fees paid	$ 6,460,916
Portfolio turnover rate	31%

Fund holdings
(as of September 30, 2024)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Energy	12.84%
Media	9.74%
Basic Industry	9.25%
Healthcare	8.09%
Telecommunications	7.71%
Capital Goods	7.70%
Leisure	7.62%
Services	6.41%
Technology & Electronics	5.60%
Financial Services	4.42%

Availability of additional information
You can find additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at delawarefunds.com/literature. You can also request this information by contacting us at
800 523-1918
, weekdays from 8:30am to 6:00pm ET, or
by contacting
your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call
800 523-1918
or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Delaware Funds by Macquarie
®
or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at delawarefunds.com/literature.
(3989354)

Delaware Ivy High Income Fund
Class C: WRHIX
Semiannual shareholder report | September 30, 2024
This
semiannual shareholder report
contains important information about Delaware Ivy High Income Fund (Fund) for the period of
April 1, 2024,
to September 30, 2024. You can find additional information about the Fund at
delawarefunds.com/literature.
You can also request this information by contacting us at
800 523-1918
, weekdays from
8:30am to 6:00pm ET.
What were the Fund's costs for the last
six
months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class C	$ 84	1.64%
*	Annualized
Fund statistics
(as of September 30, 2024)
Fund net assets	$ 2,754,919,482
Total number of portfolio holdings	249
Total advisory fees paid	$ 6,460,916
Portfolio turnover rate	31%

Fund holdings
(as of September 30, 2024)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Energy	12.84%
Media	9.74%
Basic Industry	9.25%
Healthcare	8.09%
Telecommunications	7.71%
Capital Goods	7.70%
Leisure	7.62%
Services	6.41%
Technology & Electronics	5.60%
Financial Services	4.42%

Availability of additional information
You can find additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at delawarefunds.com/literature. You can also request this information by contacting us at
800 523-1918
, weekdays from 8:30am to 6:00pm ET, or
by contacting
your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call
800 523-1918
or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Delaware Funds by Macquarie
®
or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at delawarefunds.com/literature.
(3989354)

Delaware Ivy High Income Fund
Class I: IVHIX
Semiannual shareholder report | September 30, 2024
This
semiannual shareholder report
contains important information about Delaware Ivy High Income Fund (Fund) for the period of
April 1, 2024,
to September 30, 2024. You can find additional information about the Fund at
delawarefunds.com/literature.
You can also request this information by contacting us at
800 523-1918
, weekdays from
8:30am to 6:00pm ET.
What were the Fund's costs for the last
six
months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class I	$ 33	0.64%
*	Annualized
Fund statistics
(as of September 30, 2024)
Fund net assets	$ 2,754,919,482
Total number of portfolio holdings	249
Total advisory fees paid	$ 6,460,916
Portfolio turnover rate	31%

Fund holdings
(as of September 30, 2024)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Energy	12.84%
Media	9.74%
Basic Industry	9.25%
Healthcare	8.09%
Telecommunications	7.71%
Capital Goods	7.70%
Leisure	7.62%
Services	6.41%
Technology & Electronics	5.60%
Financial Services	4.42%

Availability of additional information
You can find additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at delawarefunds.com/literature. You can also request this information by contacting us at
800 523-1918
, weekdays from 8:30am to 6:00pm ET, or
by contacting
your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call
800 523-1918
or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Delaware Funds by Macquarie
®
or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at delawarefunds.com/literature.
(3989354)

Delaware Ivy High Income Fund
Class R: IYHIX
Semiannual shareholder report | September 30, 2024
This
semiannual shareholder report
contains important information about Delaware Ivy High Income Fund (Fund) for the period of
April 1, 2024,
to September 30, 2024. You can find additional information about the Fund at
delawarefunds.com/literature.
You can also request this information by contacting us at
800 523-1918
, weekdays from
8:30am to 6:00pm ET.
What were the Fund's costs for the last six months?
(Based
on
a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class R	$ 59	1.14%
*	Annualized
Fund statistics
(as of September 30, 2024)
Fund net assets	$ 2,754,919,482
Total number of portfolio holdings	249
Total advisory fees paid	$ 6,460,916
Portfolio turnover rate	31%

Fund holdings
(as of September 30, 2024)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Energy	12.84%
Media	9.74%
Basic Industry	9.25%
Healthcare	8.09%
Telecommunications	7.71%
Capital Goods	7.70%
Leisure	7.62%
Services	6.41%
Technology & Electronics	5.60%
Financial Services	4.42%

Availability of additional information
You can find additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at delawarefunds.com/literature. You can also request this information by contacting us at
800 523-1918
, weekdays from 8:30am to 6:00pm ET, or
by contacting
your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call
800 523-1918
or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Delaware Funds by Macquarie
®
or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at delawarefunds.com/literature.
(3989354)

Delaware Ivy High Income Fund
Class R6: IHIFX
Semiannual shareholder report | September 30, 2024
This
semiannual shareholder report
contains important information about Delaware Ivy High Income Fund (Fund) for the period of
April 1, 2024,
to September 30, 2024. You can find additional information about the Fund at
delawarefunds.com/literature.
You can also request this information by contacting us at
800 523-1918
, weekdays from
8:30am to 6:00pm ET.
What were the Fund's costs for the last
six
months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class R6	$ 28	0.55%
*	Annualized
Fund statistics
(as of September 30, 2024)
Fund net assets	$ 2,754,919,482
Total number of portfolio holdings	249
Total advisory fees paid	$ 6,460,916
Portfolio turnover rate	31%

Fund holdings
(as of September 30, 2024)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Energy	12.84%
Media	9.74%
Basic Industry	9.25%
Healthcare	8.09%
Telecommunications	7.71%
Capital Goods	7.70%
Leisure	7.62%
Services	6.41%
Technology & Electronics	5.60%
Financial Services	4.42%

Availability of additional information
You can find additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at delawarefunds.com/literature. You can also request this information by contacting us at
800 523-1918
, weekdays from 8:30am to 6:00pm ET, or
by contacting
your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call
800 523-1918
or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Delaware Funds by Macquarie
®
or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at delawarefunds.com/literature.
(3989354)

Delaware Ivy High Income Fund
Class Y: WHIYX
Semiannual shareholder report | September 30, 2024
This
semiannual shareholder report
contains important information about Delaware Ivy High Income Fund (Fund) for the period of
April 1, 2024,
to September 30, 2024. You can find additional information about the Fund at
delawarefunds.com/literature.
You can also request this information by contacting us at
800 523-1918
, weekdays from
8:30am to 6:00pm ET.
What were the Fund's costs for the last six months?
(Based on a hypothetical $10,000 investm
ent)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class Y	$ 46	0.89%
*	Annualized
Fund statistics
(as of September 30, 2024)
Fund net assets	$ 2,754,919,482
Total number of portfolio holdings	249
Total advisory fees paid	$ 6,460,916
Portfolio turnover rate	31%

Fund holdings
(as of September 30, 2024)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Energy	12.84%
Media	9.74%
Basic Industry	9.25%
Healthcare	8.09%
Telecommunications	7.71%
Capital Goods	7.70%
Leisure	7.62%
Services	6.41%
Technology & Electronics	5.60%
Financial Services	4.42%

Availability of additional information
You can find additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at delawarefunds.com/literature. You can also request this information by contacting us at
800 523-1918
, weekdays from 8:30am to 6:00pm ET, or
by contacting
your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call
800 523-1918
or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Delaware Funds by Macquarie
®
or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at delawarefunds.com/literature.
(3989354)

Delaware Ivy International Core Equity Fund
Class A: IVIAX
Semiannual shareholder report | September 30, 2024
This
semiannual shareholder report
contains important information about Delaware Ivy International Core Equity Fund (Fund) for the period of
April 1, 2024,
to September 30, 2024. You can find additional information about the Fund at
delawarefunds.com/literature.
You can also request this information by contacting us at
800 523-1918
, weekdays from
8:30am to 6:00pm ET.
What were the Fund's costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class A	$ 53	1.03%
*	Annualized
Fund statistics
(as of September 30, 2024)
Fund net assets	$ 1,616,067,129
Total number of portfolio holdings	58
Total advisory fees paid	$ 4,539,354
Portfolio turnover rate	41%

Fund holdings
(as of September 30, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Country allocation
France	12.31%
Japan	11.92%
Germany	11.12%
China	8.99%
United Kingdom	7.85%
India	6.86%
Netherlands	6.82%
South Korea	4.43%
Brazil	4.41%
Taiwan	4.24%

Sector allocation
Financials	19.85%
Industrials	15.30%
Consumer Discretionary	14.08%
Information Technology	14.08%
Healthcare	12.13%
Communication Services	9.03%
Consumer Staples	6.98%
Materials	3.41%
Energy	2.62%
Utilities	1.36%

Top 10 equity holdings
Taiwan Semiconductor Manufacturing	4.24%
MercadoLibre	3.37%
SAP	2.95%
Airbus	2.67%
KB Financial Group	2.57%
Thales	2.56%
Sea ADR	2.46%
Banco Bilbao Vizcaya Argentaria	2.40%
HDFC Bank	2.36%
Deutsche Telekom	2.27%

Availability of additional information
You can find additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at delawarefunds.com/literature. You can also request this information by contacting
us at
800 523-1918
, weekdays from 8:30am to 6:00pm ET, or
by contacting
your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call
800 523-1918
or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Delaware Funds by Macquarie
®
or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at delawarefunds.com/literature.
(3989354)

Delaware Ivy International Core Equity Fund
Class C: IVIFX
Semiannual shareholder report | September 30, 2024
This
semiannual shareholder report
contains important information about Delaware Ivy International Core Equity Fund (Fund) for the period of
April 1, 2024,
to September 30, 2024. You can find additional information about the Fund at
delawarefunds.com/literature.
You can also request this information by contacting us at
800 523-1918
, weekdays from
8:30am to 6:00pm ET.
What were the Fund's costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class C	$ 91	1.78%
*	Annualized
Fund statistics
(as of September 30, 2024)
Fund net assets	$ 1,616,067,129
Total number of portfolio holdings	58
Total advisory fees paid	$ 4,539,354
Portfolio turnover rate	41%

Fund holdings
(as of September 30, 2024)
The tables below show the investment makeup of the Fund, with each category representing
a
percentage of the total net
assets
of the Fund.
Country allocation
France	12.31%
Japan	11.92%
Germany	11.12%
China	8.99%
United Kingdom	7.85%
India	6.86%
Netherlands	6.82%
South Korea	4.43%
Brazil	4.41%
Taiwan	4.24%

Sector allocation
Financials	19.85%
Industrials	15.30%
Consumer Discretionary	14.08%
Information Technology	14.08%
Healthcare	12.13%
Communication Services	9.03%
Consumer Staples	6.98%
Materials	3.41%
Energy	2.62%
Utilities	1.36%

Top 10 equity holdings
Taiwan Semiconductor Manufacturing	4.24%
MercadoLibre	3.37%
SAP	2.95%
Airbus	2.67%
KB Financial Group	2.57%
Thales	2.56%
Sea ADR	2.46%
Banco Bilbao Vizcaya Argentaria	2.40%
HDFC Bank	2.36%
Deutsche Telekom	2.27%

Availability of additional information
You can find additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at delawarefunds.com/literature. You can also request this information by contacting us at
800 523-1918
, weekdays from 8:30am to 6:00pm ET, or
by contacting
your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call
800 523-1918
or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Delaware Funds by Macquarie
®
or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at delawarefunds.com/literature.
(3989354)

Delaware Ivy International Core Equity Fund
Class I: ICEIX
Semiannual shareholder report | September 30, 2024
This
semiannual shareholder report
contains important information about Delaware Ivy International Core Equity Fund (Fund) for the period of
April 1, 2024,
to September 30, 2024. You can find additional information about the Fund at
delawarefunds.com/literature.
You can also request this information by contacting us at
800 523-1918
, weekdays from
8:30am to 6:00pm ET.
What were the Fund's costs for the last six m
o
n
ths
?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class I	$ 40	0.78%
*	Annualized
Fund statistics
(as of September 30, 2024)
Fund net assets	$ 1,616,067,129
Total number of portfolio holdings	58
Total advisory fees paid	$ 4,539,354
Portfolio turnover rate	41%

Fund holdings
(as of September 30, 2024)
The tables below show the investment makeup of the Fund, with each category representing
a
percentage
of
the total net
assets
of the Fund.
Country allocation
France	12.31%
Japan	11.92%
Germany	11.12%
China	8.99%
United Kingdom	7.85%
India	6.86%
Netherlands	6.82%
South Korea	4.43%
Brazil	4.41%
Taiwan	4.24%

Sector allocation
Financials	19.85%
Industrials	15.30%
Consumer Discretionary	14.08%
Information Technology	14.08%
Healthcare	12.13%
Communication Services	9.03%
Consumer Staples	6.98%
Materials	3.41%
Energy	2.62%
Utilities	1.36%

Top 10 equity holdings
Taiwan Semiconductor Manufacturing	4.24%
MercadoLibre	3.37%
SAP	2.95%
Airbus	2.67%
KB Financial Group	2.57%
Thales	2.56%
Sea ADR	2.46%
Banco Bilbao Vizcaya Argentaria	2.40%
HDFC Bank	2.36%
Deutsche Telekom	2.27%

Availability of additional information
You can find additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at delawarefunds.com/literature. You can also request this information by contacting us at
800 523-1918
, weekdays from 8:30am to 6:00pm ET, or
by contacting
your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call
800 523-1918
or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Delaware Funds by Macquarie
®
or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at delawarefunds.com/literature.
(3989354)

Delaware Ivy International Core Equity Fund
Class R: IYITX
Semiannual shareholder report | September 30, 2024
This
semiannual shareholder report
contains important information about Delaware Ivy International Core Equity Fund (Fund) for the period of
April 1, 2024,
to September 30, 2024. You can find additional information about the Fund at
delawarefunds.com/literature.
You can also request this information by contacting us at
800 523-1918
, weekdays from
8:30am to 6:00pm ET.
What were the Fund's costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class R	$ 65	1.28%
*	Annualized
Fund statistics
(as
of
September
30
, 2024)
Fund net assets	$ 1,616,067,129
Total number of portfolio holdings	58
Total advisory fees paid	$ 4,539,354
Portfolio turnover rate	41%

Fund holdings
(as of September 30, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the
total
net
assets
of the Fund.
Country allocation
France	12.31%
Japan	11.92%
Germany	11.12%
China	8.99%
United Kingdom	7.85%
India	6.86%
Netherlands	6.82%
South Korea	4.43%
Brazil	4.41%
Taiwan	4.24%

Sector allocation
Financials	19.85%
Industrials	15.30%
Consumer Discretionary	14.08%
Information Technology	14.08%
Healthcare	12.13%
Communication Services	9.03%
Consumer Staples	6.98%
Materials	3.41%
Energy	2.62%
Utilities	1.36%

Top 10 equity holdings
Taiwan Semiconductor Manufacturing	4.24%
MercadoLibre	3.37%
SAP	2.95%
Airbus	2.67%
KB Financial Group	2.57%
Thales	2.56%
Sea ADR	2.46%
Banco Bilbao Vizcaya Argentaria	2.40%
HDFC Bank	2.36%
Deutsche Telekom	2.27%

Availability of additional information
You can find additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at delawarefunds.com/literature. You can also request this information by contacting us at
800 523-1918
, weekdays from 8:30am to 6:00pm ET, or
by contacting
your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call
800 523-1918
or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Delaware Funds by Macquarie
®
or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at delawarefunds.com/literature.
(3989354)

Delaware Ivy International Core Equity Fund
Class R6: IINCX
Semiannual shareholder report | September 30, 2024
This
semiannual shareholder report
contains important information about Delaware Ivy International Core Equity Fund (Fund) for the period of
April 1, 2024,
to September 30, 2024. You can find additional information about the Fund at
delawarefunds.com/literature.
You can also request this information by contacting us at
800 523-1918
, weekdays from
8:30am to 6:00pm ET.
What were the Fund's costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class R6	$ 34	0.66%
*	Annualized
Fund statistics
(as of September 30, 2024)
Fund net assets	$ 1,616,067,129
Total number of portfolio holdings	58
Total advisory fees paid	$ 4,539,354
Portfolio turnover rate	41%

Fund holdings
(as of September 30, 2024)
The tables below show the investment
m
akeup of the Fund, with each category representing a percentage of the tot al
net assets of the Fund.
Country allocation
France	12.31%
Japan	11.92%
Germany	11.12%
China	8.99%
United Kingdom	7.85%
India	6.86%
Netherlands	6.82%
South Korea	4.43%
Brazil	4.41%
Taiwan	4.24%

Sector allocation
Financials	19.85%
Industrials	15.30%
Consumer Discretionary	14.08%
Information Technology	14.08%
Healthcare	12.13%
Communication Services	9.03%
Consumer Staples	6.98%
Materials	3.41%
Energy	2.62%
Utilities	1.36%

Top 10 equity holdings
Taiwan Semiconductor Manufacturing	4.24%
MercadoLibre	3.37%
SAP	2.95%
Airbus	2.67%
KB Financial Group	2.57%
Thales	2.56%
Sea ADR	2.46%
Banco Bilbao Vizcaya Argentaria	2.40%
HDFC Bank	2.36%
Deutsche Telekom	2.27%

Availability of additional information
You can find additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at delawarefunds.com/literature. You can also request this information by contacting us at
800 523-1918
, weekdays from 8:30am to 6:00pm ET, or
by contacting
your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call
800 523-1918
or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Delaware Funds by Macquarie
®
or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at delawarefunds.com/literature.
(3989354)

Delaware Ivy International Core Equity Fund
Class Y: IVVYX
Semiannual shareholder report | September 30, 2024
This
semiannual shareholder report
contains important information about Delaware Ivy International Core Equity Fund (Fund) for the period of
April 1, 2024,
to September 30, 2024. You can find additional information about the Fund at
delawarefunds.com/literature.
You can also request this information by contacting us at
800 523-1918
, weekdays from
8:30am to 6:00pm ET.
What were the Fund's costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class Y	$ 53	1.03%
*	Annualized
Fund statistics
(as of September 30, 2024)
Fund net assets	$ 1,616,067,129
Total number of portfolio holdings	58
Total advisory fees paid	$ 4,539,354
Portfolio turnover rate	41%

Fund holdings
(as of September 30, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Country allocation
France	12.31%
Japan	11.92%
Germany	11.12%
China	8.99%
United Kingdom	7.85%
India	6.86%
Netherlands	6.82%
South Korea	4.43%
Brazil	4.41%
Taiwan	4.24%

Sector allocation
Financials	19.85%
Industrials	15.30%
Consumer Discretionary	14.08%
Information Technology	14.08%
Healthcare	12.13%
Communication Services	9.03%
Consumer Staples	6.98%
Materials	3.41%
Energy	2.62%
Utilities	1.36%

Top 10 equity holdings
Taiwan Semiconductor Manufacturing	4.24%
MercadoLibre	3.37%
SAP	2.95%
Airbus	2.67%
KB Financial Group	2.57%
Thales	2.56%
Sea ADR	2.46%
Banco Bilbao Vizcaya Argentaria	2.40%
HDFC Bank	2.36%
Deutsche Telekom	2.27%

Availability of additional information
You can find additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at delawarefunds.com/literature. You can also request this information by contacting us at
800 523-1918
, weekdays from 8:30am to 6:00pm ET, or
by contacting
your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call
800 523-1918
or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Delaware Funds by Macquarie
®
or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at delawarefunds.com/literature.
(3989354)

Delaware Ivy Large Cap Growth Fund
Class A: WLGAX
Semiannual shareholder report | September 30, 2024
This
semiannual shareholder report
contains important information about Delaware Ivy Large Cap Growth Fund (Fund) for the period of
April 1, 2024,
to September 30, 2024. You can find additional information about the Fund at
delawarefunds.com/literature.
You can also request this information by contacting us at
800 523-1918
, weekdays from
8:30am to 6:00pm ET.
What were the Fund's costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class A	$ 47	0.89%
*	Annualized
Fund statistics
(as of September 30, 2024)
Fund net assets	$ 8,420,888,668
Total number of portfolio holdings	36
Total advisory fees paid	$ 19,859,522
Portfolio turnover rate	9%

Fund holdings
(as of September 30, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Information Technology	43.12%
Healthcare	11.52%
Financials	11.35%
Consumer Discretionary	11.23%
Communication Services	8.46%
Industrials	8.15%
Real Estate	3.22%
Consumer Staples	2.49%

Top 10 equity holdings
Microsoft	13.04%
NVIDIA	9.98%
Apple	7.04%
Amazon.com	6.59%
Alphabet Class A	5.71%
Visa Class A	5.24%
UnitedHealth Group	4.16%
Intercontinental Exchange	3.15%
Motorola Solutions	2.99%
Danaher	2.80%
Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.

Availability of additional information
You can find additional information about the Fund, such
as
the prospectus, financial information, holdings, and proxy voting information, at delawarefunds.com/literature. You can also request this information by contacting us at
800 523-1918
, weekdays from 8:30am to 6:00pm ET, or
by contacting
your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call
800 523-1918
or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Delaware Funds by Macquarie
®
or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at delawarefunds.com/literature.
(3989354)

Delaware Ivy Large Cap Growth Fund
Class C: WLGCX
Semiannual shareholder report | September 30, 2024
This
semiannual shareholder report
contains important information about Delaware Ivy Large Cap Growth Fund (Fund) for the period of
April 1, 2024,
to September 30, 2024. You can find additional information about the Fund at
delawarefunds.com/literature.
You can also request this information by contacting us at
800 523-1918
, weekdays from
8:30am to 6:00pm ET.
What were the Fund's costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class C	$ 86	1.64%
*	Annualized
Fund statistics
(as of September 30, 2024)
Fund net assets	$ 8,420,888,668
Total number of portfolio holdings	36
Total advisory fees paid	$ 19,859,522
Portfolio turnover rate	9%

Fund holdings
(as of September 30, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Information Technology	43.12%
Healthcare	11.52%
Financials	11.35%
Consumer Discretionary	11.23%
Communication Services	8.46%
Industrials	8.15%
Real Estate	3.22%
Consumer Staples	2.49%

Top 10 equity holdings
Microsoft	13.04%
NVIDIA	9.98%
Apple	7.04%
Amazon.com	6.59%
Alphabet Class A	5.71%
Visa Class A	5.24%
UnitedHealth Group	4.16%
Intercontinental Exchange	3.15%
Motorola Solutions	2.99%
Danaher	2.80%
Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes
.

Availability of additional information
You can find additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at delawarefunds.com/literature. You can also request this information by contacting us at
800 523-1918
, weekdays from 8:30am to 6:00pm ET, or
by contacting
your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call
800 523-1918
or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Delaware Funds by Macquarie
®
or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at delawarefunds.com/literature.
(3989354)

Delaware Ivy Large Cap Growth Fund
Class I: IYGIX
Semiannual shareholder report | September 30, 2024
This
semiannual shareholder report
contains important information about Delaware Ivy Large Cap Growth Fund (Fund) for the period of
April 1, 2024,
to September 30, 2024. You can find additional information about the Fund at
delawarefunds.com/literature.
You can also request this information by contacting us at
800 523-1918
, weekdays from
8:30am to 6:00pm ET.
What were the Fund's costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class I	$ 34	0.64%
*	Annualized
Fund statistics
(as of September 30, 2024)
Fund net assets	$ 8,420,888,668
Total number of portfolio holdings	36
Total advisory fees paid	$ 19,859,522
Portfolio turnover rate	9%

Fund holdings
(as of September 30, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Information Technology	43.12%
Healthcare	11.52%
Financials	11.35%
Consumer Discretionary	11.23%
Communication Services	8.46%
Industrials	8.15%
Real Estate	3.22%
Consumer Staples	2.49%

Top 10 equity holdings
Microsoft	13.04%
NVIDIA	9.98%
Apple	7.04%
Amazon.com	6.59%
Alphabet Class A	5.71%
Visa Class A	5.24%
UnitedHealth Group	4.16%
Intercontinental Exchange	3.15%
Motorola Solutions	2.99%
Danaher	2.80%
Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes
.

Availability of additional information
You can find additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at delawarefunds.com/literature. You can also request this information by contacting us at
800 523-1918
, weekdays from 8:30am to 6:00pm ET, or
by contacting
your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call
800 523-1918
or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Delaware Funds by Macquarie
®
or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at delawarefunds.com/literature.
(3989354)

Delaware Ivy Large Cap Growth Fund
Class R: WLGRX
Semiannual shareholder report | September 30, 2024
This
semiannual shareholder report
contains important information about Delaware Ivy Large Cap Growth Fund (Fund) for the period of
April 1, 2024,
to September 30, 2024. You can find additional information about the Fund at
delawarefunds.com/literature.
You can also request this information by contacting us at
800 523-1918
, weekdays from
8:30am to 6:00pm ET.
What were the Fund's costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class R	$ 60	1.14%
*	Annualized
Fund statistics
(as of September 30, 2024)
Fund net assets	$ 8,420,888,668
Total number of portfolio holdings	36
Total advisory fees paid	$ 19,859,522
Portfolio turnover rate	9%

Fund holdings
(as of September 30, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Information Technology	43.12%
Healthcare	11.52%
Financials	11.35%
Consumer Discretionary	11.23%
Communication Services	8.46%
Industrials	8.15%
Real Estate	3.22%
Consumer Staples	2.49%

Top 10 equity holdings
Microsoft	13.04%
NVIDIA	9.98%
Apple	7.04%
Amazon.com	6.59%
Alphabet Class A	5.71%
Visa Class A	5.24%
UnitedHealth Group	4.16%
Intercontinental Exchange	3.15%
Motorola Solutions	2.99%
Danaher	2.80%
Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance
purposes.

Availability of additional information
You can find additional infor
ma
tion about the Fund, su
ch
as the prospectus, financial information, holdings, and proxy voting information, at delawarefunds.com/literature. You can also request this information by contacting us at
800 523-1918
, weekdays from 8:30am to 6:00pm ET, or
by contacting
your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call
800 523-1918
or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Delaware Funds by Macquarie
®
or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at delawarefunds.com/literature.
(3989354)

Delaware Ivy Large Cap Growth Fund
Class R6: ILGRX
Semiannual shareholder report | September 30, 2024
This
semiannual shareholder report
contains important information about Delaware Ivy Large Cap Growth Fund (Fund) for the period of
April 1, 2024,
to September 30, 2024. You can find additional information about the Fund at
delawarefunds.com/literature.
You can also request this information by contacting us at
800 523-1918
, weekdays from
8:30am to 6:00pm ET.
What were the Fund's costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class R6	$ 29	0.56%
*	Annualized
Fund statistics
(as of September 30, 2024)
Fund net assets	$ 8,420,888,668
Total number of portfolio holdings	36
Total advisory fees paid	$ 19,859,522
Portfolio turnover rate	9%

Fund holdings
(as of September 30, 2024)
The tables below show the investment makeup of the F
u
nd, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Information Technology	43.12%
Healthcare	11.52%
Financials	11.35%
Consumer Discretionary	11.23%
Communication Services	8.46%
Industrials	8.15%
Real Estate	3.22%
Consumer Staples	2.49%

Top 10 equity holdings
Microsoft	13.04%
NVIDIA	9.98%
Apple	7.04%
Amazon.com	6.59%
Alphabet Class A	5.71%
Visa Class A	5.24%
UnitedHealth Group	4.16%
Intercontinental Exchange	3.15%
Motorola Solutions	2.99%
Danaher	2.80%
Categorizations used for financial reporting purposes may differ from categorizations
used for regulatory compliance purposes.

Availability of additional information
You can find additional infor
mati
on about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at delawarefunds.com/literature. You can also request this information by contacting us at
800 523-1918
, weekdays from 8:30am to 6:00pm ET, or
by contacting
your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call
800 523-1918
or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Delaware Funds by Macquarie
®
or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at delawarefunds.com/literature.
(3989354)

Delaware Ivy Large Cap Growth Fund
Class Y: WLGYX
Semiannual shareholder report | September 30, 2024
This
semiannual shareholder report
contains important information about Delaware Ivy Large Cap Growth Fund (Fund) for the period of
April 1, 2024,
to September 30, 2024. You can find additional information about the Fund at
delawarefunds.com/literature.
You can also request this information by contacting us at
800 523-1918
, weekdays from
8:30am to 6:00pm ET.
What were the Fund's costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class Y	$ 47	0.89%
*	Annualized
Fund statistics
(as of September 30, 2024)
Fund net assets	$ 8,420,888,668
Total number of portfolio holdings	36
Total advisory fees paid	$ 19,859,522
Portfolio turnover rate	9%

Fund holdings
(as of September 30, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Information Technology	43.12%
Healthcare	11.52%
Financials	11.35%
Consumer Discretionary	11.23%
Communication Services	8.46%
Industrials	8.15%
Real Estate	3.22%
Consumer Staples	2.49%

Top 10 equity holdings
Microsoft	13.04%
NVIDIA	9.98%
Apple	7.04%
Amazon.com	6.59%
Alphabet Class A	5.71%
Visa Class A	5.24%
UnitedHealth Group	4.16%
Intercontinental Exchange	3.15%
Motorola Solutions	2.99%
Danaher	2.80%
Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance
purposes.

Availability of additional information
You can find additional information about the Fund, such as the p rosp
ectus, financial information, holdings, and proxy voting information, at delawarefunds.com/literature. You can also request this information by contacting us at
800 523-1918
, weekdays from 8:30am to 6:00pm ET, or
by contacting
your fina
nci
al intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call
800 523-1918
or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Delaware Funds by Macquarie
®
or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at delawarefunds.com/literature.
(3989354)

Delaware Ivy Mid Cap Growth Fund
Class A: WMGAX
Semiannual shareholder report | September 30, 2024
This
semiannual shareholder report
contains important information about Delaware Ivy Mid Cap Growth Fund (Fund) for the period of
April 1, 2024,
to September 30, 2024. You can find additional information about the Fund at
delawarefunds.com/literature.
You can also request this information by contacting us at
800 523-1918
, weekdays from
8:30am to 6:00pm ET.
What were the Fund's costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class A	$ 52	1.04%
*	Annualized
Fund statistics
(as of September 30, 2024)
Fund net assets	$ 6,674,049,585
Total number of portfolio holdings	66
Total advisory fees paid	$ 20,036,342
Portfolio turnover rate	19%

Fund holdings
(as of September 30, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Information Technology	25.82%
Healthcare	20.20%
Industrials	18.53%
Consumer Discretionary	14.39%
Financials	8.19%
Communication Services	4.74%
Real Estate	3.74%
Consumer Staples	2.34%
Materials	1.56%

Top 10 equity holdings
CoStar Group	3.74%
Floor & Decor Holdings Class A	2.68%
Trade Desk Class A	2.54%
MarketAxess Holdings	2.52%
Monolithic Power Systems	2.52%
IDEXX Laboratories	2.31%
Pinterest Class A	2.21%
Pool	2.17%
HEICO Class A	2.10%
Veeva Systems Class A	2.06%
Categorizations used for financial reporting purposes may differ from categorizations used for regulatory
compliance purposes.

Availability of additional information
You can find additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at delawarefunds.com/literature. You can also request this information by contacting us at
800 523-1918
, weekdays from 8:30am to 6:00pm ET, or
by contacting
your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call
800 523-1918
or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Delaware Funds by Macquarie
®
or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at delawarefunds.com/literature.
(3989354)

Delaware Ivy Mid Cap Growth Fund
Class C: WMGCX
Semiannual shareholder report | September 30, 2024
This
semiannual shareholder report
contains important information about Delaware Ivy Mid Cap Growth Fund (Fund) for the period of
April 1, 2024,
to September 30, 2024. You can find additional information about the Fund at
delawarefunds.com/literature.
You can also request this information by contacting us at
800 523-1918
, weekdays from
8:30am to 6:00pm ET.
What were the Fund's costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class C	$ 89	1.79%
*	Annualized
Fund statistics
(as of September 30, 2024)
Fund net assets	$ 6,674,049,585
Total number of portfolio holdings	66
Total advisory fees paid	$ 20,036,342
Portfolio turnover rate	19%

Fund holdings
(as of September 30, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Information Technology	25.82%
Healthcare	20.20%
Industrials	18.53%
Consumer Discretionary	14.39%
Financials	8.19%
Communication Services	4.74%
Real Estate	3.74%
Consumer Staples	2.34%
Materials	1.56%

Top 10 equity holdings
CoStar Group	3.74%
Floor & Decor Holdings Class A	2.68%
Trade Desk Class A	2.54%
MarketAxess Holdings	2.52%
Monolithic Power Systems	2.52%
IDEXX Laboratories	2.31%
Pinterest Class A	2.21%
Pool	2.17%
HEICO Class A	2.10%
Veeva Systems Class A	2.06%
Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes
.

Availability of additional information
You can find additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at delawarefunds.com/literature. You can also request this information by contacting us at
800 523-1918
, weekdays from 8:30am to 6:00pm ET, or
by contacting
your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call
800 523-1918
or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Delaware Funds by Macquarie
®
or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at delawarefunds.com/literature.
(3989354)

Delaware Ivy Mid Cap Growth Fund
Class I: IYMIX
Semiannual shareholder report | September 30, 2024
This
semiannual shareholder report
contains important information about Delaware Ivy Mid Cap Growth Fund (Fund) for the period of
April 1, 2024,
to September 30, 2024. You can find additional information about the Fund at
delawarefunds.com/literature.
You can also request this information by contacting us at
800 523-1918
, weekdays from
8:30am to 6:00pm ET.
What were the Fund's costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class I	$ 40	0.79%
*	Annualized
Fund statistics
(as of September 30, 2024)
Fund net assets	$ 6,674,049,585
Total number of portfolio holdings	66
Total advisory fees paid	$ 20,036,342
Portfolio turnover rate	19%

Fund holdings
(as of September 30, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Information Technology	25.82%
Healthcare	20.20%
Industrials	18.53%
Consumer Discretionary	14.39%
Financials	8.19%
Communication Services	4.74%
Real Estate	3.74%
Consumer Staples	2.34%
Materials	1.56%

Top 10 equity holdings
CoStar Group	3.74%
Floor & Decor Holdings Class A	2.68%
Trade Desk Class A	2.54%
MarketAxess Holdings	2.52%
Monolithic Power Systems	2.52%
IDEXX Laboratories	2.31%
Pinterest Class A	2.21%
Pool	2.17%
HEICO Class A	2.10%
Veeva Systems Class A	2.06%
Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.

Availability of additional information
You can find additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at delawarefunds.com/literature. You can also request this information by contacting us at
800 523-1918
, weekdays from 8:30am to 6:00pm ET, or
by contacting
your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call
800 523-1918
or contact your financial intermediary. Your instructions will typically be effective within 30 days
of receipt by Delaware Funds by Macquarie
®
or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at delawarefunds.com/literature.
(3989354)

Delaware Ivy Mid Cap Growth Fund
Class R: WMGRX
Semiannual shareholder report | September 30, 2024
This
semiannual shareholder report
contains important information about Delaware Ivy Mid Cap Growth Fund (Fund) for the period of
April 1, 2024,
to September 30, 2024. You can find additional information about the Fund at
delawarefunds.com/literature.
You can also request this information by contacting us at
800 523-1918
, weekdays from
8:30am to 6:00pm ET.
What were the Fund's costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class R	$ 64	1.29%
*	Annualized
Fund statistics
(as of September 30, 2024)
Fund net assets	$ 6,674,049,585
Total number of portfolio holdings	66
Total advisory fees paid	$ 20,036,342
Portfolio turnover rate	19%

Fund holdings
(as of September 30, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Information Technology	25.82%
Healthcare	20.20%
Industrials	18.53%
Consumer Discretionary	14.39%
Financials	8.19%
Communication Services	4.74%
Real Estate	3.74%
Consumer Staples	2.34%
Materials	1.56%

Top 10 equity holdings
CoStar Group	3.74%
Floor & Decor Holdings Class A	2.68%
Trade Desk Class A	2.54%
MarketAxess Holdings	2.52%
Monolithic Power Systems	2.52%
IDEXX Laboratories	2.31%
Pinterest Class A	2.21%
Pool	2.17%
HEICO Class A	2.10%
Veeva Systems Class A	2.06%
Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.

Availability of additional information
You can find additional information about the Fund, such as the prospectus, financial
information, holdings, and proxy voting information, at delawarefunds.com/literature. You can also request this information by contacting us at
800 523-1918
, weekdays from 8:30am to 6:00pm ET, or
by contacting
your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call
800 523-1918
or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Delaware Funds by Macquarie
®
or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at delawarefunds.com/literature.
(3989354)

Delaware Ivy Mid Cap Growth Fund
Class R6: IGRFX
Semiannual shareholder report | September 30, 2024
This
semiannual shareholder report
contains important information about Delaware Ivy Mid Cap Growth Fund (Fund) for the period of
April 1, 2024,
to September 30, 2024. You can find additional information about the Fund at
delawarefunds.com/literature.
You can also request this information by contacting us at
800 523-1918
, weekdays from
8:30am to 6:00pm ET.
What were the Fund's costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class R6	$ 35	0.69%
*	Annualized
Fund statistics
(as of September 30, 2024)
Fund net assets	$ 6,674,049,585
Total number of portfolio holdings	66
Total advisory fees paid	$ 20,036,342
Portfolio turnover rate	19%

Fund holdings
(as of September 30, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Information Technology	25.82%
Healthcare	20.20%
Industrials	18.53%
Consumer Discretionary	14.39%
Financials	8.19%
Communication Services	4.74%
Real Estate	3.74%
Consumer Staples	2.34%
Materials	1.56%

Top 10 equity holdings
CoStar Group	3.74%
Floor & Decor Holdings Class A	2.68%
Trade Desk Class A	2.54%
MarketAxess Holdings	2.52%
Monolithic Power Systems	2.52%
IDEXX Laboratories	2.31%
Pinterest Class A	2.21%
Pool	2.17%
HEICO Class A	2.10%
Veeva Systems Class A	2.06%
Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.

Availability of additional information
You can find additional information about the Fund, such as the prospectus, financial information
, holdings, and proxy voting information, at delawarefunds.com/literature. You can also request this information by contacting us at
800 523-1918
, weekdays from 8:30am to 6:00pm ET, or
by contacting
your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call
800 523-1918
or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Delaware Funds by Macquarie
®
or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at delawarefunds.com/literature.
(3989354)

Delaware Ivy Mid Cap Growth Fund
Class Y: WMGYX
Semiannual shareholder report | September 30, 2024
This
semiannual shareholder report
contains important information about Delaware Ivy Mid Cap Growth Fund (Fund) for the period of
April 1, 2024,
to September 30, 2024. You can find additional information about the Fund at
delawarefunds.com/literature.
You can also request this information by contacting us at
800 523-1918
, weekdays from
8:30am to 6:00pm ET.
What were the Fund's costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class Y	$ 52	1.04%
*	Annualized
Fund statistics
(as of September 30, 2024)
Fund net assets	$ 6,674,049,585
Total number of portfolio holdings	66
Total advisory fees paid	$ 20,036,342
Portfolio turnover rate	19%

Fund holdings
(as of September 30, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Information Technology	25.82%
Healthcare	20.20%
Industrials	18.53%
Consumer Discretionary	14.39%
Financials	8.19%
Communication Services	4.74%
Real Estate	3.74%
Consumer Staples	2.34%
Materials	1.56%

Top 10 equity holdings
CoStar Group	3.74%
Floor & Decor Holdings Class A	2.68%
Trade Desk Class A	2.54%
MarketAxess Holdings	2.52%
Monolithic Power Systems	2.52%
IDEXX Laboratories	2.31%
Pinterest Class A	2.21%
Pool	2.17%
HEICO Class A	2.10%
Veeva Systems Class A	2.06%
Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance
purposes.

Availability of additional information
You can find additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at delawarefunds.com/literature. You can also request this information by contacting us at
800 523-1918
, weekdays from 8:30am to 6:00pm ET, or
by contacting
your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call
800 523-1918
or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Delaware Funds by Macquarie
®
or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at delawarefunds.com/literature.
(3989354)

Delaware Ivy Mid Cap Income Opportunities Fund
Class A: IVOAX
Semiannual shareholder report | September 30, 2024
This
semiannual shareholder report
contains important information about Delaware Ivy Mid Cap Income Opportunities Fund (Fund) for the period of
April 1, 2024,
to September 30, 2024. You can find additional information about the Fund at
delawarefunds.com/literature.
You can also request this information by contacting us at
800 523-1918
, weekdays from
8:30am to 6:00pm ET.
What were the Fund's costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class A	$55	1.08%
*	Annualized
Fund statistics
(as of September 30, 2024)
Fund net assets	$ 1,128,335,560
Total number of portfolio holdings	35
Total advisory fees paid	$ 3,527,477
Portfolio turnover rate	15%

Fund holdings
(as of September 30, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets
of the Fund.
Sector allocation
Industrials	31.27%
Consumer Discretionary	19.68%
Materials	14.05%
Financials	8.57%
Information Technology	8.43%
Healthcare	5.65%
Consumer Staples	5.62%
Real Estate	5.49%

Top 10 equity holdings
L3Harris Technologies	2.91%
Extra Space Storage	2.89%
Tractor Supply	2.89%
First American Financial	2.88%
Levi Strauss & Co. Class A	2.87%
Broadridge Financial Solutions	2.87%
Arthur J Gallagher & Co.	2.86%
Rollins	2.86%
Stanley Black & Decker	2.86%
TE Connectivity	2.86%
Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.

Availability of additional information
You can find additional information about the Fund, such as the prospectus, financial information
, holdings, and proxy voting information, at delawarefunds.com/literature. You can also request
this information by contacting us at
800 523-1918
, weekdays from 8:30am to 6:00pm ET, or
by contacting
your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call
800 523-1918
or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Delaware Funds by Macquarie
®
or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at delawarefunds.com/literature.
(3989354)

Delaware Ivy Mid Cap Income Opportunities Fund
Class C: IVOCX
Semiannual shareholder report | September 30, 2024
This
semiannual shareholder report
contains important information about Delaware Ivy Mid Cap Income Opportunities Fund (Fund) for the period of
April 1, 2024,
to September 30, 2024. You can find additional information about the Fund at
delawarefunds.com/literature.
You can also request this information by contacting us at
800 523-1918
, weekdays from
8:30am to 6:00pm ET.
What were the Fund's costs for the last six months?
(Based on a hypothetical $10,000 investment)
C l ass	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class C	$ 94	1.83%
*	Annualized
Fund statistics
(as of September 30, 2024)
Fund net assets	$ 1,128,335,560
Total number of portfolio holdings	35
Total advisory fees paid	$ 3,527,477
Portfolio turnover rate	15%

Fund holdings
(as of September 30, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Industrials	31.27%
Consumer Discretionary	19.68%
Materials	14.05%
Financials	8.57%
Information Technology	8.43%
Healthcare	5.65%
Consumer Staples	5.62%
Real Estate	5.49%

Top 10 equity holdings
L3Harris Technologies	2.91%
Extra Space Storage	2.89%
Tractor Supply	2.89%
First American Financial	2.88%
Levi Strauss & Co. Class A	2.87%
Broadridge Financial Solutions	2.87%
Arthur J Gallagher & Co.	2.86%
Rollins	2.86%
Stanley Black & Decker	2.86%
TE Connectivity	2.86%
Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes
.

Availability of additional information
You can find additional information about the Fund, such as the prospectus, financial information, holdings, and proxy
voting
information, at delawarefunds.com/literature. You can also request this information by contacting us at
800 523-1918
,
weekdays
from 8:30am to 6:00pm ET, or
by contacting
your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call
800 523-1918
or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Delaware Funds by Macquarie
®
or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at delawarefunds.com/literature.
(3989354)

Delaware Ivy Mid Cap Income Opportunities Fund
Class I: IVOIX
Semiannual shareholder report | September 30, 2024
This
semiannual shareholder report
contains important information about Delaware Ivy Mid Cap Income Opportunities Fund (Fund) for the period of
April 1, 2024,
to September 30, 2024. You can find additional information about the Fund at
delawarefunds.com/literature.
You can also request this information by contacting us at
800 523-1918
, weekdays from
8:30am to 6:00pm ET.
What were the Fund's costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class I	$ 43	0.83%
*	Annualized
Fund statistics
(as of September 30, 2024)
Fund net assets	$ 1,128,335,560
Total number of portfolio holdings	35
Total advisory fees paid	$ 3,527,477
Portfolio turnover rate	15%

Fund holdings
(as of September 30, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets
of the Fund.
Sector allocation
Industrials	31.27%
Consumer Discretionary	19.68%
Materials	14.05%
Financials	8.57%
Information Technology	8.43%
Healthcare	5.65%
Consumer Staples	5.62%
Real Estate	5.49%

Top 10 equity holdings
L3Harris Technologies	2.91%
Extra Space Storage	2.89%
Tractor Supply	2.89%
First American Financial	2.88%
Levi Strauss & Co. Class A	2.87%
Broadridge Financial Solutions	2.87%
Arthur J Gallagher & Co.	2.86%
Rollins	2.86%
Stanley Black & Decker	2.86%
TE Connectivity	2.86%
Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance
purposes.

Availability of additional information
You can find additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting
information, at delawarefunds.com/literature. You can also request this information by contacting us at
800 523-1918
, weekdays from 8:30am to 6:00pm ET, or
by contacting
your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call
800 523-1918
or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Delaware Funds by Macquarie
®
or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at delawarefunds.com/literature.
(3989354)

Delaware Ivy Mid Cap Income Opportunities Fund
Class R: IVORX
Semiannual shareholder report | September 30, 2024
This
semiannual shareholder report
contains important information about Delaware Ivy Mid Cap Income Opportunities Fund (Fund) for the period of
April 1, 2024,
to September 30, 2024. You can find additional information about the Fund at
delawarefunds.com/literature.
You can also request this information by contacting us at
800 523-1918
, weekdays from
8:30am to 6:00pm ET.
What were the Fund's costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class R	$ 68	1.33%
*	Annualized
Fund statistics
(as of September 30, 2024)
Fund net assets	$ 1,128,335,560
Total number of portfolio holdings	35
Total advisory fees paid	$ 3,527,477
Portfolio turnover rate	15%

Fund holdings
(as of September 30, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Industrials	31.27%
Consumer Discretionary	19.68%
Materials	14.05%
Financials	8.57%
Information Technology	8.43%
Healthcare	5.65%
Consumer Staples	5.62%
Real Estate	5.49%

Top 10 equity holdings
L3Harris Technologies	2.91%
Extra Space Storage	2.89%
Tractor Supply	2.89%
First American Financial	2.88%
Levi Strauss & Co. Class A	2.87%
Broadridge Financial Solutions	2.87%
Arthur J Gallagher & Co.	2.86%
Rollins	2.86%
Stanley Black & Decker	2.86%
TE Connectivity	2.86%
Categorizations used for financial reporting purposes may differ from categorizations used
for regulatory compliance purposes.

Availability of additional information
You can find additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting
information, at delawarefunds.com/literature. You can also request this information by contacting us at
800 523-1918
, weekdays from 8:30am to 6:00pm ET, or
by contacting
your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call
800 523-1918
or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Delaware Funds by Macquarie
®
or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at delawarefunds.com/literature.
(3989354)

Delaware Ivy Mid Cap Income Opportunities Fund
Class R6: IVOSX
Semiannual shareholder report | September 30, 2024
This
semiannual shareholder report
contains important information about Delaware Ivy Mid Cap Income Opportunities Fund (Fund) for the period of
April 1, 2024,
to September 30, 2024. You can find additional information about the Fund at
delawarefunds.com/literature.
You can also request this information by contacting us at
800 523-1918
, weekdays from
8:30am to 6:00pm ET.
What were the Fund's costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class R6	$ 37	0.72%
*	Annualized
Fund statistics
(a
s o
f September 30, 2024)
Fund net assets	$ 1,128,335,560
Total number of portfolio holdings	35
Total advisory fees paid	$ 3,527,477
Portfolio turnover rate	15%

Fund holdings
(as of September 30, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Industrials	31.27%
Consumer Discretionary	19.68%
Materials	14.05%
Financials	8.57%
Information Technology	8.43%
Healthcare	5.65%
Consumer Staples	5.62%
Real Estate	5.49%

Top 10 equity holdings
L3Harris Technologies	2.91%
Extra Space Storage	2.89%
Tractor Supply	2.89%
First American Financial	2.88%
Levi Strauss & Co. Class A	2.87%
Broadridge Financial Solutions	2.87%
Arthur J Gallagher & Co.	2.86%
Rollins	2.86%
Stanley Black & Decker	2.86%
TE Connectivity	2.86%
Categorizations used for financial reporting purposes may differ from categorizations
used for regulatory compliance purposes.

Availability of additional information
You can find additional information about the Fund, such as the prospectus, financial information, holdin
g
s, and proxy voting information, at delawarefunds.com/literature. You can also request this information by contacting us at
800 523-1918
, weekdays from 8:30am to 6:00pm ET, or
by contacting
your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call
800 523-1918
or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Delaware Funds by Macquarie
®
or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at delawarefunds.com/literature.
(3989354)

Delaware Ivy Mid Cap Income Opportunities Fund
Class Y: IVOYX
Semiannual shareholder report | September 30, 2024
This
semiannual shareholder report
contains important information about Delaware Ivy Mid Cap Income Opportunities Fund (Fund) for the period of
April 1, 2024,
to September 30, 2024. You can find additional information about the Fund at
delawarefunds.com/literature.
You can also request this information by contacting us at
800 523-1918
, weekdays from
8:30am to 6:00pm ET.
What were the Fund's costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class Y	$ 55	1.08%
*	Annualized
Fund statistics
(as of September 30, 2024)
Fund net assets	$ 1,128,335,560
Total number of portfolio holdings	35
Total advisory fees paid	$ 3,527,477
Portfolio turnover rate	15%

Fund holdings
(as of September 30, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percenta ge
of the to
tal
net assets of the Fund.
Sector allocation
Industrials	31.27%
Consumer Discretionary	19.68%
Materials	14.05%
Financials	8.57%
Information Technology	8.43%
Healthcare	5.65%
Consumer Staples	5.62%
Real Estate	5.49%

Top 10 equity holdings
L3Harris Technologies	2.91%
Extra Space Storage	2.89%
Tractor Supply	2.89%
First American Financial	2.88%
Levi Strauss & Co. Class A	2.87%
Broadridge Financial Solutions	2.87%
Arthur J Gallagher & Co.	2.86%
Rollins	2.86%
Stanley Black & Decker	2.86%
TE Connectivity	2.86%
Categorizations used for financial reporting purposes may differ from categorizations
used for regulatory compliance purposes.

Availability of additional information
You can find additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at delawarefunds.com/literature. You can also request this information by contacting us at
800 523-1918
, weekdays from 8:30am to 6:00pm ET, or
by contacting
your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call
800 523-1918
or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Delaware Funds by Macquarie
®
or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at delawarefunds.com/literature.
(3989354)

Delaware Ivy Small Cap Growth Fund
Class A: WSGAX
Semiannual shareholder report | September 30, 2024
This
semiannual shareholder report
contains important information about Delaware Ivy Small Cap Growth Fund (Fund) for the period of
April 1, 2024,
to September 30, 2024. You can find additional information about the Fund at
delawarefunds.com/literature.
You can also request this information by contacting us at
800 523-1918
, weekdays from
8:30am to 6:00pm ET.
What were the Fund's costs for the last six months?
(Based on a hypothetical $10,000
investment
)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class A	$ 58	1.14%
*	Annualized
Fund statistics
(as of September 30, 2024)
Fund net assets	$ 1,308,789,809
Total number of portfolio holdings	77
Total advisory fees paid	$ 4,463,165
Portfolio turnover rate	33%

Fund holdings
(as of September 30, 2024)
The tables below show the investment makeup of the Fund, with each category
representing a percentage of the total net assets of the Fund.
Sector allocation
Healthcare	24.45%
Information Technology	22.93%
Industrials	21.78%
Consumer Discretionary	12.74%
Financials	7.86%
Materials	3.75%
Consumer Staples	2.72%
Communication Services	1.76%
Energy	1.61%

Top 10 equity holdings
CyberArk Software	3.87%
Parsons	3.13%
Federal Signal	3.02%
ATI	2.95%
Clean Harbors	2.72%
Varonis Systems	2.41%
Verra Mobility	2.24%
Integer Holdings	2.23%
Red Rock Resorts Class A	2.13%
Vericel	2.08%

Availability of additional information
You can find additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at delawarefunds.com/literature. You can also request this information by contacting us at
800 523-1918
, weekdays from 8:30am to 6:00pm ET, or
by contacting
 your financial
intermediary
.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call
800 523-1918
or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Delaware Funds by Macquarie
®
or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at delawarefunds.com/literature.
(3989354)

Delaware Ivy Small Cap Growth Fund
Class C: WRGCX
Semiannual shareholder report | September 30, 2024
This
semiannual shareholder report
contains important information about Delaware Ivy Small Cap Growth Fund (Fund) for the period of
April 1, 2024,
to September 30, 2024. You can find additional information about the Fund at
delawarefunds.com/literature.
You can also request this information by contacting us at
800 523-1918
, weekdays from
8:30am to 6:00pm ET.
What were the Fund's costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class C	$ 95	1.89%
*	Annualized
Fund statistics
(as of September 30, 2024)
Fund net assets	$ 1,308,789,809
Total number of portfolio holdings	77
Total advisory fees paid	$ 4,463,165
Portfolio turnover rate	33%

Fund holdings
(as of September 30, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Healthcare	24.45%
Information Technology	22.93%
Industrials	21.78%
Consumer Discretionary	12.74%
Financials	7.86%
Materials	3.75%
Consumer Staples	2.72%
Communication Services	1.76%
Energy	1.61%

Top 10 equity holdings
CyberArk Software	3.87%
Parsons	3.13%
Federal Signal	3.02%
ATI	2.95%
Clean Harbors	2.72%
Varonis Systems	2.41%
Verra Mobility	2.24%
Integer Holdings	2.23%
Red Rock Resorts Class A	2.13%
Vericel	2.08%

Availability of additional information
You can find additional information about the Fund,
such
as the
prospectus
, financial information, holdings, and proxy voting information, at delawarefunds.com/literature. You can also request this information by contacting us at
800 523-1918
, weekdays from 8:30am to 6:00pm ET, or
by contacting
your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call
800 523-1918
or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Delaware Funds by Macquarie
®
or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at delawarefunds.com/literature.
(3989354)

Delaware Ivy Small Cap Growth Fund
Class I: IYSIX
Semiannual shareholder report | September 30, 2024
This
semiannual shareholder report
contains important information about Delaware Ivy Small Cap Growth Fund (Fund) for the period of
April 1, 2024,
to September 30, 2024. You can find additional information about the Fund at
delawarefunds.com/literature.
You can also request this information by contacting us at
800 523-1918
, weekdays from
8:30am to 6:00pm ET.
What were the Fund's costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class I	$ 45	0.89%
*	Annualized
Fund statistics
(as of September 30, 2024)
Fund net assets	$ 1,308,789,809
Total number of portfolio holdings	77
Total advisory fees paid	$ 4,463,165
Portfolio turnover rate	33%

Fund holdings
(as of September 30, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Healthcare	24.45%
Information Technology	22.93%
Industrials	21.78%
Consumer Discretionary	12.74%
Financials	7.86%
Materials	3.75%
Consumer Staples	2.72%
Communication Services	1.76%
Energy	1.61%

Top 10 equity holdings
CyberArk Software	3.87%
Parsons	3.13%
Federal Signal	3.02%
ATI	2.95%
Clean Harbors	2.72%
Varonis Systems	2.41%
Verra Mobility	2.24%
Integer Holdings	2.23%
Red Rock Resorts Class A	2.13%
Vericel	2.08%

Availability of additional information
You can find additional information ab
out t
he Fund, such as the pro
spectus
, financial information, holdings, and proxy voting information, at delawarefunds.com/literature. You can also request this information by contacting us at
800 523-1918
, weekdays from 8:30am to 6:00pm ET, or
by contacting
your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call
800 523-1918
or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Delaware Funds by Macquarie
®
or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at delawarefunds.com/literature.
(3989354)

Delaware Ivy Small Cap Growth Fund
Class R: WSGRX
Semiannual shareholder report | September 30, 2024
This
semiannual shareholder report
contains important information about Delaware Ivy Small Cap Growth Fund (Fund) for the period of
April 1, 2024,
to September 30, 2024. You can find additional information about the Fund at
delawarefunds.com/literature.
You can also request this information by contacting us at
800 523-1918
, weekdays from
8:30am to 6:00pm ET.
What were the Fund's costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class R	$ 70	1.39%
*	Annualized
Fund statistics
(as of September 30, 2024)
Fund net assets	$ 1,308,789,809
Total number of portfolio holdings	77
Total advisory fees paid	$ 4,463,165
Portfolio turnover rate	33%

Fund holdings
(as of September 30, 2024)
The tables below show the
investment
makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Healthcare	24.45%
Information Technology	22.93%
Industrials	21.78%
Consumer Discretionary	12.74%
Financials	7.86%
Materials	3.75%
Consumer Staples	2.72%
Communication Services	1.76%
Energy	1.61%

Top 10 equity holdings
CyberArk Software	3.87%
Parsons	3.13%
Federal Signal	3.02%
ATI	2.95%
Clean Harbors	2.72%
Varonis Systems	2.41%
Verra Mobility	2.24%
Integer Holdings	2.23%
Red Rock Resorts Class A	2.13%
Vericel	2.08%

Availability of additional information
You can find additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at delawarefunds.com/literature. You can also request this information by contacting us at
800 523-1918
, weekdays from 8:30am to 6:00pm ET, or
by contacting
your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call
800 523-1918
or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Delaware Funds by Macquarie
®
or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at delawarefunds.com/literature.
(3989354)

Delaware Ivy Small Cap Growth Fund
Class R6: IRGFX
Semiannual shareholder report | September 30, 2024
This
semiannual shareholder report
contains important information about Delaware Ivy Small Cap Growth Fund (Fund) for the period of
April 1, 2024,
to September 30, 2024.
You can find additional information about the Fund at
delawarefunds.com/literature.
You can also request this information by contacting us at
800 523-1918
, weekdays from
8:30am to 6:00pm ET.
What were the Fund's costs for the last six months?
(Based on a hypothetical $10,000
investment
)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class R6	$ 38	0.76%
*	Annualized
Fund statistics
(as of September 30, 2024)
Fund net assets	$ 1,308,789,809
Total number of portfolio holdings	77
Total advisory fees paid	$ 4,463,165
Portfolio turnover rate	33%

Fund holdings
(as of September 30, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Healthcare	24.45%
Information Technology	22.93%
Industrials	21.78%
Consumer Discretionary	12.74%
Financials	7.86%
Materials	3.75%
Consumer Staples	2.72%
Communication Services	1.76%
Energy	1.61%

Top 10 equity holdings
CyberArk Software	3.87%
Parsons	3.13%
Federal Signal	3.02%
ATI	2.95%
Clean Harbors	2.72%
Varonis Systems	2.41%
Verra Mobility	2.24%
Integer Holdings	2.23%
Red Rock Resorts Class A	2.13%
Vericel	2.08%

Availability of additional information
You can find additional information about the Fund, such as
the
prospectus, financial information, holdings, and proxy voting information, at delawarefunds.com/literature. You can also request this information by contacting us at
800 523-1918
, weekdays from 8:30am to 6:00pm ET, or
by contacting
your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call
800 523-1918
or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Delaware Funds by Macquarie
®
or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at delawarefunds.com/literature.
(3989354)

Delaware Ivy Small Cap Growth Fund
Class Y: WSCYX
Semiannual shareholder report | September 30, 2024
This
semiannual shareholder report
contains important information about Delaware Ivy Small Cap Growth Fund (Fund) for the period of
April 1, 2024,
to September 30, 2024. You can find additional information about the Fund at
delawarefunds.com/literature.
You can also request this information by contacting us at
800 523-1918
, weekdays from
8:30am to 6:00pm ET.
What were the Fund's costs for the last six
months
?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class Y	$ 58	1.14%
*	Annualized
Fund statistics
(as of September 30, 2024)
Fund net assets	$ 1,308,789,809
Total number of portfolio holdings	77
Total advisory fees paid	$ 4,463,165
Portfolio turnover rate	33%

Fund holdings
(as of September 30, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Healthcare	24.45%
Information Technology	22.93%
Industrials	21.78%
Consumer Discretionary	12.74%
Financials	7.86%
Materials	3.75%
Consumer Staples	2.72%
Communication Services	1.76%
Energy	1.61%

Top 10 equity holdings
CyberArk Software	3.87%
Parsons	3.13%
Federal Signal	3.02%
ATI	2.95%
Clean Harbors	2.72%
Varonis Systems	2.41%
Verra Mobility	2.24%
Integer Holdings	2.23%
Red Rock Resorts Class A	2.13%
Vericel	2.08%

Availability of additional information
You can find additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at delawarefunds.com/literature. You can also request this information by contacting us at
800 523-1918
, weekdays from 8:30am to 6:00pm ET, or
by contacting
your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call
800 523-1918
or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Delaware Funds by Macquarie
®
or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at delawarefunds.com/literature.
(3989354)

Delaware Ivy Smid Cap Core Fund
Class A: IYSAX
Semiannual shareholder report | September 30, 2024
This
semiannual shareholder report
contains important information about Delaware Ivy Smid Cap Core Fund (Fund) for the period of
April 1, 2024,
to September 30, 2024. You can find additional information about the Fund at
delawarefunds.com/literature.
You can also request this information by contacting us at
800 523-1918
, weekdays from
8:30am to 6:00pm ET.
What were the Fund's costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class A	$ 59	1.14%
*	Annualized
Fund statistics
(as of September 30, 2024)
Fund net assets	$ 352,906,045
Total number of portfolio holdings	128
Total advisory fees paid	$ 1,047,484
Portfolio turnover rate	8%

Fund holdings
(as of September 30, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Finance	14.50%
Technology	13.88%
Healthcare	13.19%
Capital Goods	11.90%
Real Estate Investment Trusts	7.51%
Basic Materials	7.25%
Business Services	5.16%
Energy	4.86%
Consumer Discretionary	4.27%
Credit Cyclicals	3.71%

Top 10 equity
holdings
East West Bancorp	1.58%
Chesapeake Energy	1.47%
Boise Cascade	1.39%
Carlisle	1.35%
Casey's General Stores	1.34%
Liberty Energy	1.34%
Webster Financial	1.33%
Stifel Financial	1.33%
Steven Madden	1.30%
Guidewire Software	1.30%

Availability of additional information
You can find additional information
about
the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at delawarefunds.com/literature. You can also request this information by contacting us at
800 523-1918
, weekda
ys
from 8:30am to 6:00pm ET, or
by contacting
your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call
800 523-1918
or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Delaware Funds by Macquarie
®
or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at delawarefunds.com/literature.
(3989354)

Delaware Ivy Smid Cap Core Fund
Class C: IYSCX
Semiannual shareholder report | September 30, 2024
This
semiannual shareholder report
contains important information about Delaware Ivy Smid Cap Core Fund (Fund) for the period of
April 1, 2024,
to September 30, 2024. You can find additional information about the Fund at
delawarefunds.com/literature.
You can also request this information by contacting us at
800 523-1918
, weekdays from
8:30am to 6:00pm ET.
What were the Fund's costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class C	$ 97	1.89%
*	Annualized
Fund statistics
(as of September 30, 2024)
Fund net assets	$ 352,906,045
Total number of portfolio holdings	128
Total advisory fees paid	$ 1,047,484
Portfolio turnover rate	8%

Fund holdings
(as of September 30, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Finance	14.50%
Technology	13.88%
Healthcare	13.19%
Capital Goods	11.90%
Real Estate Investment Trusts	7.51%
Basic Materials	7.25%
Business Services	5.16%
Energy	4.86%
Consumer Discretionary	4.27%
Credit Cyclicals	3.71%

Top 10 equity
holdings
East West Bancorp	1.58%
Chesapeake Energy	1.47%
Boise Cascade	1.39%
Carlisle	1.35%
Casey's General Stores	1.34%
Liberty Energy	1.34%
Webster Financial	1.33%
Stifel Financial	1.33%
Steven Madden	1.30%
Guidewire Software	1.30%

Availability of additional information
You can find additional information about the Fund, such
as
the prospectus, financial information, holdings, and proxy voting information, at delawarefunds.com/literature. You can also request this information by contacting us at
800 523-1918
, weekdays from 8:30am to 6:00pm ET, or
by contacting
your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call
800 523-1918
or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Delaware Funds by Macquarie
®
or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at delawarefunds.com/literature.
(3989354)

Delaware Ivy Smid Cap Core Fund
Class I: IVVIX
Semiannual shareholder report | September 30, 2024
This
semiannual shareholder report
contains important information about Delaware Ivy Smid Cap Core Fund (Fund) for the period of
April 1, 2024,
to September 30, 2024. You can find additional information about the Fund at
delawarefunds.com/literature.
You can also request this information by contacting us at
800 523-1918
, weekdays from
8:30am to 6:00pm ET.
What were the Fund's costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class I	$ 46	0.89%
*	Annualized
Fund statistics
(as of September 30, 2024)
Fund net assets	$ 352,906,045
Total number of portfolio holdings	128
Total advisory fees paid	$ 1,047,484
Portfolio turnover rate	8%

Fund holdings
(as of September 30, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net ass ets
of the Fund.
Sector allocation
Finance	14.50%
Technology	13.88%
Healthcare	13.19%
Capital Goods	11.90%
Real Estate Investment Trusts	7.51%
Basic Materials	7.25%
Business Services	5.16%
Energy	4.86%
Consumer Discretionary	4.27%
Credit Cyclicals	3.71%

Top 10 equity holdings
East West Bancorp	1.58%
Chesapeake Energy	1.47%
Boise Cascade	1.39%
Carlisle	1.35%
Casey's General Stores	1.34%
Liberty Energy	1.34%
Webster Financial	1.33%
Stifel Financial	1.33%
Steven Madden	1.30%
Guidewire Software	1.30%

Availability of additional information
You can find additional information about the Fund, such as the prospectus
, financial information, holdings, and proxy voting information, at delawarefunds.com/literature. You can also request this information by contacting us at
800 523-1918
, weekdays from 8:30am to 6:00pm ET, or
by contacting
your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call
800 523-1918
or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Delaware Funds by Macquarie
®
or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at delawarefunds.com/literature.
(3989354)

Delaware Ivy Smid Cap Core Fund
Class R: IYSMX
Semiannual shareholder report | September 30, 2024
This
semiannual shareholder report
contains important information about Delaware Ivy Smid Cap Core Fund (Fund) for the period of
April 1, 2024,
to September 30, 2024. You can find additional information about the Fund at
delawarefunds.com/literature.
You can also request this information by contacting us at
800 523-1918
, weekdays from
8:30am to 6:00pm ET.
What were the Fund's costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class R	$ 72	1.39%
*	Annualized
Fund statistics
(as of September 30, 2024)
Fund net assets	$ 352,906,045
Total number of portfolio holdings	128
Total advisory fees paid	$ 1,047,484
Portfolio turnover rate	8%

Fund holdings
(as of September 30, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Finance	14.50%
Technology	13.88%
Healthcare	13.19%
Capital Goods	11.90%
Real Estate Investment Trusts	7.51%
Basic Materials	7.25%
Business Services	5.16%
Energy	4.86%
Consumer Discretionary	4.27%
Credit Cyclicals	3.71%

Top 10 equity holdings
East West Bancorp	1.58%
Chesapeake Energy	1.47%
Boise Cascade	1.39%
Carlisle	1.35%
Casey's General Stores	1.34%
Liberty Energy	1.34%
Webster Financial	1.33%
Stifel Financial	1.33%
Steven Madden	1.30%
Guidewire Software	1.30%

Availability of additional information
You can find additional information about the Fund,
such
as the prospectus, financial information, holdings, and proxy voting information, at delawarefunds.com/literature. You can also request this information by contacting us at
800 523-1918
, weekdays from 8:30am to 6:00pm ET, or
by contacting
your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call
800 523-1918
or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Delaware Funds by Macquarie
®
or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at delawarefunds.com/literature.
(3989354)

Delaware Ivy Smid Cap Core Fund
Class R6: ISPVX
Semiannual shareholder report | September 30, 2024
This
semiannual shareholder report
contains important information about Delaware Ivy Smid Cap Core Fund (Fund) for the period of
April 1, 2024,
to September 30, 2024. You can find additional information about the Fund at
delawarefunds.com/literature.
You can also request this information by contacting us at
800 523-1918
, weekdays from
8:30am to 6:00pm ET.
What were the Fund's costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class R6	$ 39	0.76%
*	Annualized
Fund statistics
(as of September 30, 2024)
Fund net assets	$ 352,906,045
Total number of portfolio holdings	128
Total advisory fees paid	$ 1,047,484
Portfolio turnover rate	8%

Fund holdings
(as of September 30, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Finance	14.50%
Technology	13.88%
Healthcare	13.19%
Capital Goods	11.90%
Real Estate Investment Trusts	7.51%
Basic Materials	7.25%
Business Services	5.16%
Energy	4.86%
Consumer Discretionary	4.27%
Credit Cyclicals	3.71%

Top 10 equity holdings
East West Bancorp	1.58%
Chesapeake Energy	1.47%
Boise Cascade	1.39%
Carlisle	1.35%
Casey's General Stores	1.34%
Liberty Energy	1.34%
Webster Financial	1.33%
Stifel Financial	1.33%
Steven Madden	1.30%
Guidewire Software	1.30%

Availability of additional
information
You can find additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at delawarefunds.com/literature. You can also request this information by contacting us at
800 523-1918
, weekda
ys
from 8:30am to 6:00pm ET, or
by contacting
your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call
800 523-1918
or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Delaware Funds by Macquarie
®
or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at delawarefunds.com/literature.
(3989354)

Delaware Ivy Smid Cap Core Fund
Class Y: IYSYX
Semiannual shareholder report | September 30, 2024
This
semiannual shareholder report
contains important information about Delaware Ivy Smid Cap Core Fund (Fund) for the period of
April 1, 2024,
to September 30, 2024. You can find additional information about the Fund at
delawarefunds.com/literature.
You can also request this information by contacting us at
800 523-1918
, weekdays from
8:30am to 6:00pm ET.
What were the Fund's costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class Y	$ 59	1.14%
*	Annualized
Fund statistics
(as of September 30, 2024)
Fund net assets	$ 352,906,045
Total number of portfolio holdings	128
Total advisory fees paid	$ 1,047,484
Portfolio turnover rate	8%

Fund holdings
(as of September 30, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Finance	14.50%
Technology	13.88%
Healthcare	13.19%
Capital Goods	11.90%
Real Estate Investment Trusts	7.51%
Basic Materials	7.25%
Business Services	5.16%
Energy	4.86%
Consumer Discretionary	4.27%
Credit Cyclicals	3.71%

Top 10 equity holdings
East West Bancorp	1.58%
Chesapeake Energy	1.47%
Boise Cascade	1.39%
Carlisle	1.35%
Casey's General Stores	1.34%
Liberty Energy	1.34%
Webster Financial	1.33%
Stifel Financial	1.33%
Steven Madden	1.30%
Guidewire Software	1.30%

Availability of additional information
You can find additional information about the Fund, such as the prospectus
, financial information, holdings, and proxy voting information, at delawarefunds.com/literature. You can also request this information by contacting us at
800 523-1918
, weekda
ys
from 8:30am to 6:00pm ET, or
by contacting
your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call
800 523-1918
or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Delaware Funds by Macquarie
®
or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at delawarefunds.com/literature.
(3989354)

Delaware Ivy Systematic Emerging Markets Equity Fund
Class A: IPOAX
Semiannual shareholder report | September 30, 2024
This
semiannual shareholder report
contains important information about Delaware Ivy Systematic Emerging Markets Equity Fund (Fund) for the period of
April 1, 2024,
to September 30, 2024. You can find additional information about the Fund at
delawarefunds.com/literature.
You can also request this information by contacting us at
800 523-1918
, weekdays from
8:30am to 6:00pm ET.
What were the Fund's costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class A	$ 55	1.05%
*	Annualized
Fund statistics
(as of September 30, 2024)
Fund net assets	$ 736,764,288
Total number of portfolio holdings	99
Total advisory fees paid	$ 1,816,672
Portfolio turnover rate	17%

Fund holdings
(as of September 30, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Country allocation
China	32.46%
India	22.86%
Taiwan	18.48%
South Korea	8.73%
Indonesia	5.05%
Brazil	4.86%
South Africa	2.71%
Türkiye	2.63%
Mexico	2.19%
Saudi Arabia	0.15%

Sector allocation
Information Technology	28.51%
Financials	21.33%
Consumer Discretionary	15.96%
Communication Services	10.67%
Energy	9.07%
Industrials	5.54%
Consumer Staples	4.96%
Healthcare	1.83%
Materials	1.58%
Utilities	0.57%
Real Estate	0.10%

Top 10 equity holdings
Taiwan Semiconductor Manufacturing	9.71%
Tencent Holdings	5.42%
Samsung Electronics	4.52%
ICICI Bank	4.01%
Infosys	2.94%
NetEase	2.89%
Tata Consultancy Services	2.70%
Hero MotoCorp	2.62%
Alibaba Group Holding	2.56%
Bank Central Asia	2.47%
Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.

Availability of additional
information
You can find additional information about the Fund, such as the prospectus, financial information, holdings,
and
proxy voting information, at delawarefunds.com/literature. You can also request this information by contacting us at
800 523-1918
, weekda
ys
from 8:30am to 6:00pm ET, or
by contacting
your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call
800 523-1918
or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Delaware Funds by Macquarie
®
or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at delawarefunds.com/literature.
(3989354)

Delaware Ivy Systematic Emerging Markets Equity Fund
Class C: IPOCX
Semiannual shareholder report | September 30, 2024
This
semiannual shareholder report
contains important information about Delaware Ivy Systematic Emerging Markets Equity Fund (Fund) for the period of
April 1, 2024,
to September 30, 2024. You can find additional information about the Fund at
delawarefunds.com/literature.
You can also request this information by contacting us at
800 523-1918
, weekdays from
8:30am to 6:00pm ET.
What were the Fund's costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class C	$ 94	1.80%
*	Annualized
Fund statistics
(as of September 30, 2024)
Fund net assets	$ 736,764,288
Total number of portfolio holdings	99
Total advisory fees paid	$ 1,816,672
Portfolio turnover rate	17%

Fund holdings
(as of September 30, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Country allocation
China	32.46%
India	22.86%
Taiwan	18.48%
South Korea	8.73%
Indonesia	5.05%
Brazil	4.86%
South Africa	2.71%
Türkiye	2.63%
Mexico	2.19%
Saudi Arabia	0.15%

Sector allocation
Information Technology	28.51%
Financials	21.33%
Consumer Discretionary	15.96%
Communication Services	10.67%
Energy	9.07%
Industrials	5.54%
Consumer Staples	4.96%
Healthcare	1.83%
Materials	1.58%
Utilities	0.57%
Real Estate	0.10%

Top 10 equity holdings
Taiwan Semiconductor Manufacturing	9.71%
Tencent Holdings	5.42%
Samsung Electronics	4.52%
ICICI Bank	4.01%
Infosys	2.94%
NetEase	2.89%
Tata Consultancy Services	2.70%
Hero MotoCorp	2.62%
Alibaba Group Holding	2.56%
Bank Central Asia	2.47%
Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.

Availability of additional information
You can find additional information about the Fund, such as the prospectus, financial information, holdings
, and proxy voting information, at delawarefunds.com/literature. You can also request this information by contacting us at
800 523-1918
, weekda
ys
from 8:30am to 6:00pm ET, or
by contacting
your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call
800 523-1918
or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Delaware Funds by Macquarie
®
or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at delawarefunds.com/literature.
(3989354)

Delaware Ivy Systematic Emerging Markets Equity Fund
Class I: IPOIX
Semiannual shareholder report | September 30, 2024
This
semiannual shareholder report
contains important information about Delaware Ivy Systematic Emerging Markets Equity Fund (Fund) for the period of
April 1, 2024,
to September 30, 2024. You can find additional information about the Fund at
delawarefunds.com/literature.
You can also request this information by contacting us at
800 523-1918
, weekdays from
8:30am to 6:00pm ET.
What were the Fund's costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class I	$ 42	0.80%
*	Annualized
Fund statistics
(as of September 30, 2024)
Fund net assets	$ 736,764,288
Total number of portfolio holdings	99
Total advisory fees paid	$ 1,816,672
Portfolio turnover rate	17%

Fund holdings
(as of September 30, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Country allocation
China	32.46%
India	22.86%
Taiwan	18.48%
South Korea	8.73%
Indonesia	5.05%
Brazil	4.86%
South Africa	2.71%
Türkiye	2.63%
Mexico	2.19%
Saudi Arabia	0.15%

Sector allocation
Information Technology	28.51%
Financials	21.33%
Consumer Discretionary	15.96%
Communication Services	10.67%
Energy	9.07%
Industrials	5.54%
Consumer Staples	4.96%
Healthcare	1.83%
Materials	1.58%
Utilities	0.57%
Real Estate	0.10%

Top 10 equity holdings
Taiwan Semiconductor Manufacturing	9.71%
Tencent Holdings	5.42%
Samsung Electronics	4.52%
ICICI Bank	4.01%
Infosys	2.94%
NetEase	2.89%
Tata Consultancy Services	2.70%
Hero MotoCorp	2.62%
Alibaba Group Holding	2.56%
Bank Central Asia	2.47%
Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.

Availability of additional information
You can find additional information
about
the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at delawarefunds.com/literature. You can also request this information by contacting us at
800 523-1918
, weekda
ys
from 8:30am to 6:00pm ET, or
by contacting
your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call
800 523-1918
or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Delaware Funds by Macquarie
®
or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at delawarefunds.com/literature.
(3989354)

Delaware Ivy Systematic Emerging Markets Equity Fund
Class R: IYPCX
Semiannual shareholder report | September 30, 2024
This
semiannual shareholder report
contains important information about Delaware Ivy Systematic Emerging Markets Equity Fund (Fund) for the period of
April 1, 2024,
to September 30, 2024. You can find additional information about the Fund at
delawarefunds.com/literature.
You can also request this information by contacting us at
800 523-1918
, weekdays from
8:30am to 6:00pm ET.
What were the Fund's costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class R	$ 68	1.30%
*	Annualized
Fund statistics
(as of September 30, 2024)
Fund net assets	$ 736,764,288
Total number of portfolio holdings	99
Total advisory fees paid	$ 1,816,672
Portfolio turnover rate	17%

Fund holdings
(as of September 30, 2024)
The tables below show the investment makeup of the Fund, with each category
representing a percentage of the total net assets of the Fund.
Country allocation
China	32.46%
India	22.86%
Taiwan	18.48%
South Korea	8.73%
Indonesia	5.05%
Brazil	4.86%
South Africa	2.71%
Türkiye	2.63%
Mexico	2.19%
Saudi Arabia	0.15%

Sector allocation
Information Technology	28.51%
Financials	21.33%
Consumer Discretionary	15.96%
Communication Services	10.67%
Energy	9.07%
Industrials	5.54%
Consumer Staples	4.96%
Healthcare	1.83%
Materials	1.58%
Utilities	0.57%
Real Estate	0.10%

Top 10 equity holdings
Taiwan Semiconductor Manufacturing	9.71%
Tencent Holdings	5.42%
Samsung Electronics	4.52%
ICICI Bank	4.01%
Infosys	2.94%
NetEase	2.89%
Tata Consultancy Services	2.70%
Hero MotoCorp	2.62%
Alibaba Group Holding	2.56%
Bank Central Asia	2.47%
Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.

Availability of additional information
You can find additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at delawarefunds.com/literature. You can also request this information by contacting us at
800 523-1918
, weekda
y
s from 8:30am to 6:00pm ET, or
by contacting
your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call
800 523-1918
or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Delaware Funds by Macquarie
®
or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at delawarefunds.com/literature.
(3989354)

Delaware Ivy Systematic Emerging Markets Equity Fund
Class R6: IMEGX
Semiannual shareholder report | September 30, 2024
This
semiannual shareholder report
contains important information about Delaware Ivy Systematic Emerging Markets Equity Fund (Fund) for the period of
April 1, 2024,
to September 30, 2024. You can find additional information about the Fund at
delawarefunds.com/literature.
You can also request this information by contacting us at
800 523-1918
, weekdays from
8:30am to 6:00pm ET.
What were the Fund's costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class R6	$ 34	0.65%
*	Annualized
Fund statistics
(as of September 30, 2024)
Fund net assets	$ 736,764,288
Total number of portfolio holdings	99
Total advisory fees paid	$ 1,816,672
Portfolio turnover rate	17%

Fund holdings
(as of September 30, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Country allocation
China	32.46%
India	22.86%
Taiwan	18.48%
South Korea	8.73%
Indonesia	5.05%
Brazil	4.86%
South Africa	2.71%
Türkiye	2.63%
Mexico	2.19%
Saudi Arabia	0.15%

Sector allocation
Information Technology	28.51%
Financials	21.33%
Consumer Discretionary	15.96%
Communication Services	10.67%
Energy	9.07%
Industrials	5.54%
Consumer Staples	4.96%
Healthcare	1.83%
Materials	1.58%
Utilities	0.57%
Real Estate	0.10%

Top 10 equity holdings
Taiwan Semiconductor Manufacturing	9.71%
Tencent Holdings	5.42%
Samsung Electronics	4.52%
ICICI Bank	4.01%
Infosys	2.94%
NetEase	2.89%
Tata Consultancy Services	2.70%
Hero MotoCorp	2.62%
Alibaba Group Holding	2.56%
Bank Central Asia	2.47%
Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.

Availability of additional information
You can find additional information about the
Fund
, such as the prospectus, financial information, holdings, and proxy votin
g
information, at delawarefunds.com/literature. You can also request this information by contacting us at
800 523-1918
, weekda
ys
from 8:30am to 6:00pm ET, or
by contacting
your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call
800 523-1918
or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Delaware Funds by Macquarie
®
or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at delawarefunds.com/literature.
(3989354)

Delaware Ivy Systematic Emerging Markets Equity Fund
Class Y: IPOYX
Semiannual shareholder report | September 30, 2024
This
semiannual shareholder report
contains important information about Delaware Ivy Systematic Emerging Markets Equity Fund (Fund) for the period of
April 1, 2024,
to September 30, 2024. You can find additional information about the Fund at
delawarefunds.com/literature.
You can also request this information by contacting us at
800 523-1918
, weekdays from
8:30am to 6:00pm ET.
What were the Fund's costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class Y	$ 55	1.05%
*	Annualized
Fund statistics
(as of September 30, 2024)
Fund net assets	$ 736,764,288
Total number of portfolio holdings	99
Total advisory fees paid	$ 1,816,672
Portfolio turnover rate	17%

Fund holdings
(as of September 30, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage
of the total net assets of the Fund.
Country allocation
China	32.46%
India	22.86%
Taiwan	18.48%
South Korea	8.73%
Indonesia	5.05%
Brazil	4.86%
South Africa	2.71%
Türkiye	2.63%
Mexico	2.19%
Saudi Arabia	0.15%

Sector allocation
Information Technology	28.51%
Financials	21.33%
Consumer Discretionary	15.96%
Communication Services	10.67%
Energy	9.07%
Industrials	5.54%
Consumer Staples	4.96%
Healthcare	1.83%
Materials	1.58%
Utilities	0.57%
Real Estate	0.10%

Top 10 equity holdings
Taiwan Semiconductor Manufacturing	9.71%
Tencent Holdings	5.42%
Samsung Electronics	4.52%
ICICI Bank	4.01%
Infosys	2.94%
NetEase	2.89%
Tata Consultancy Services	2.70%
Hero MotoCorp	2.62%
Alibaba Group Holding	2.56%
Bank Central Asia	2.47%
Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.

Availability of additional information
You can find additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at delawarefunds.com/literature. You can also request this information by contacting us at
800 523-1918
, weekda
ys
from 8:30am to 6:00pm ET, or
by contacting
your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call
800 523-1918
or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Delaware Funds by Macquarie
®
or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at delawarefunds.com/literature.
(3989354)

Delaware Climate Solutions Fund
Class A: IEYAX
Semiannual shareholder report | September 30, 2024
This
semiannual shareholder report
contains important information about Delaware Climate Solutions Fund (Fund) for the period of
April 1, 2024,
to September 30, 2024. You can find additional information about the Fund at
delawarefunds.com/literature.
You can also request this information by contacting us at
800 523-1918
, weekdays from
8:30am to 6:00pm ET.
What were the Fund's costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class A	$ 65	1.24%
*	Annualized
Fund statistics
(as of September 30, 2024)
Fund net assets	$ 132,150,208
Total number of portfolio holdings	31
Total advisory fees paid	$ 373,341
Portfolio turnover rate	4%

Fund holdings
(as of September 30, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Utilities	35.48%
Industrials	22.54%
Materials	17.89%
Energy	12.45%
Information Technology	4.23%
Real Estate	3.89%
Consumer Staples	3.04%

Top 10 equity holdings
First Solar	4.23%
Cummins	4.22%
Alcoa	4.15%
Kingspan Group	4.11%
Anglo American	4.09%
Schneider Electric	4.09%
Waste Management	3.99%
Weyerhaeuser	3.89%
Ameren	3.78%
CMS Energy	3.78%
Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.

Availability of additional information
You can find additional information about the Fund, such as the prospectus, financial
information
, holdings, and proxy voting information, at delawarefunds.com/literature. You can also request this information by contacting us at
800 523-1918
, weekda
ys
from 8:30am to 6:00pm ET, or
by contacting
your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call
800 523-1918
or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Delaware Funds by Macquarie
®
or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at delawarefunds.com/literature.
(3975505)

Delaware Climate Solutions Fund
Class C: IEYCX
Semiannual shareholder report | September 30, 2024
This
semiannual shareholder report
contains important information about Delaware Climate Solutions Fund (Fund) for the period of
April 1, 2024,
to September 30, 2024. You can find additional information about the Fund at
delawarefunds.com/literature.
You can also request this information by contacting us at
800 523-1918
, weekdays from
8:30am to 6:00pm ET.
What were the Fund's costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class C	$ 104	1.99%
*	Annualized
Fund statistics
(as of September 30, 2024)
Fund net assets	$ 132,150,208
Total number of portfolio holdings	31
Total advisory fees paid	$ 373,341
Portfolio turnover rate	4%

Fund holdings
(as of September 30, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Utilities	35.48%
Industrials	22.54%
Materials	17.89%
Energy	12.45%
Information Technology	4.23%
Real Estate	3.89%
Consumer Staples	3.04%

Top 10 equity holdings
First Solar	4.23%
Cummins	4.22%
Alcoa	4.15%
Kingspan Group	4.11%
Anglo American	4.09%
Schneider Electric	4.09%
Waste Management	3.99%
Weyerhaeuser	3.89%
Ameren	3.78%
CMS Energy	3.78%
Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.

Availability of additional information
You can find additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at delawarefunds.com/literature. You can also request this information by contacting us at
800 523-1918
, weekdays from 8:30am to 6:00pm ET, or
by contacting
your
financial
intermediary
.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to
shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call
800 523-1918
or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Delaware Funds by Macquarie
®
or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at delawarefunds.com/literature.
(3975505)

Delaware Climate Solutions Fund
Class I: IVEIX
Semiannual shareholder report | September 30, 2024
This
semiannual shareholder report
contains important information about Delaware Climate Solutions Fund (Fund) for the period of
April 1, 2024,
to September 30, 2024. You can find additional information about the Fund at
delawarefunds.com/literature.
You can also request this information by contacting us at
800 523-1918
, weekdays from
8:30am to 6:00pm ET.
What were the Fund's costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class I	$ 52	0.99%
*	Annualized
Fund statistics
(as of September 30, 2024)
Fund net assets	$ 132,150,208
Total number of portfolio holdings	31
Total advisory fees paid	$ 373,341
Portfolio turnover rate	4%

Fund holdings
(as of September 30, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Utilities	35.48%
Industrials	22.54%
Materials	17.89%
Energy	12.45%
Information Technology	4.23%
Real Estate	3.89%
Consumer Staples	3.04%

Top 10 equity holdings
First Solar	4.23%
Cummins	4.22%
Alcoa	4.15%
Kingspan Group	4.11%
Anglo American	4.09%
Schneider Electric	4.09%
Waste Management	3.99%
Weyerhaeuser	3.89%
Ameren	3.78%
CMS Energy	3.78%
Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.

Availability of additional information
You can find additional information about the Fund, such as the prospectus
, financial information, holdings, and proxy voting information, at delawarefunds.com/literature. You can also request this information by contacting us at
800 523-1918
, weekd
ays
from 8:30am to 6:00pm ET, or
by contacting
your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call
800 523-1918
or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Delaware Funds by Macquarie
®
or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at delawarefunds.com/literature.
(3975505)

Delaware Climate Solutions Fund
Class R: IYEFX
Semiannual shareholder report | September 30, 2024
This
semiannual shareholder report
contains important information about Delaware Climate Solutions Fund (Fund) for the period of
April 1, 2024,
to September 30, 2024. You can find additional information about the Fund at
delawarefunds.com/literature.
You can also request this information by contacting us at
800 523-1918
, weekdays from
8:30am to 6:00pm ET.
What were the Fund's costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class R	$ 78	1.49%
*	Annualized
Fund statistics
(as of September 30, 2024)
Fund net assets	$ 132,150,208
Total number of portfolio holdings	31
Total advisory fees paid	$ 373,341
Portfolio turnover rate	4%

Fund holdings
(as of September 30, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Utilities	35.48%
Industrials	22.54%
Materials	17.89%
Energy	12.45%
Information Technology	4.23%
Real Estate	3.89%
Consumer Staples	3.04%

Top 10 equity holdings
First Solar	4.23%
Cummins	4.22%
Alcoa	4.15%
Kingspan Group	4.11%
Anglo American	4.09%
Schneider Electric	4.09%
Waste Management	3.99%
Weyerhaeuser	3.89%
Ameren	3.78%
CMS Energy	3.78%
Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.

Availability of additional information
You can find additional information about the Fund, such as the prospectus, financial
information
, holdings, and proxy voting information, at delawarefunds.com/literature. You can also request this information by contacting us at
800 523-1918
, weekda
ys
from 8:30am to 6:00pm ET, or
by contacting
your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call
800 523-1918
or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Delaware Funds by Macquarie
®
or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at delawarefunds.com/literature.
(3975505)

Delaware Climate Solutions Fund
Class R6: IENRX
Semiannual shareholder report | September 30, 2024
This
semiannual shareholder report
contains important information about Delaware Climate Solutions Fund (Fund) for the period of
April 1, 2024,
to September 30, 2024. You can find additional information about the Fund at
delawarefunds.com/literature.
You can also request this information by contacting us at
800 523-1918
, weekdays from
8:30am to 6:00pm ET.
What were the Fund's costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class R6	$ 43	0.83%
*	Annualized
Fund statistics
(as of September 30, 2024)
Fund net assets	$ 132,150,208
Total number of portfolio holdings	31
Total advisory fees paid	$ 373,341
Portfolio turnover rate	4%

Fund holdings
(as of September 30, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Utilities	35.48%
Industrials	22.54%
Materials	17.89%
Energy	12.45%
Information Technology	4.23%
Real Estate	3.89%
Consumer Staples	3.04%

Top 10 equity holdings
First Solar	4.23%
Cummins	4.22%
Alcoa	4.15%
Kingspan Group	4.11%
Anglo American	4.09%
Schneider Electric	4.09%
Waste Management	3.99%
Weyerhaeuser	3.89%
Ameren	3.78%
CMS Energy	3.78%
Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.

Availability of additional information
You can find additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at delawarefunds.com/literature. You can also request
this
information by contacting us at
800 523-1918
, weekda
ys
from 8:30am to 6:00pm ET, or
by contacting
your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call
800 523-1918
or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Delaware Funds by Macquarie
®
or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at delawarefunds.com/literature.
(3975505)

Delaware Climate Solutions Fund
Class Y: IEYYX
Semiannual shareholder report | September 30, 2024
This
semiannual shareholder report
contains important information about Delaware Climate Solutions Fund (Fund) for the period of
April 1, 2024,
to September 30, 2024. You can find additional information about the Fund at
delawarefunds.com/literature.
You can also request this information by contacting us at
800 523-1918
, weekdays from
8:30am to 6:00pm ET.
What were the Fund's costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class Y	$ 65	1.24%
*	Annualized
Fund statistics
(as of September 30, 2024)
Fund net assets	$ 132,150,208
Total number of portfolio holdings	31
Total advisory fees paid	$ 373,341
Portfolio turnover rate	4%

Fund holdings
(as of September 30, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Utilities	35.48%
Industrials	22.54%
Materials	17.89%
Energy	12.45%
Information Technology	4.23%
Real Estate	3.89%
Consumer Staples	3.04%

Top 10 equity holdings
First Solar	4.23%
Cummins	4.22%
Alcoa	4.15%
Kingspan Group	4.11%
Anglo American	4.09%
Schneider Electric	4.09%
Waste Management	3.99%
Weyerhaeuser	3.89%
Ameren	3.78%
CMS Energy	3.78%
Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.

Availability of additional information
You can find additional information about the Fund, such as the prospectus
,
financial
information, holdings, and proxy voting information, at delawarefunds.com/literature. You can also request this information by contacting us at
800 523-1918
, weekdays from 8:30am to 6:00pm ET, or
by contacting
your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication t
o
shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call
800 523-1918
or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Delaware Funds by Macquarie
®
or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at delawarefunds.com/literature.
(3975505)

Delaware Ivy Asset Strategy Fund
Class A: WASAX
Semiannual shareholder report | September 30, 2024
This
semiannual shareholder report
contains important information about Delaware Ivy Asset Strategy Fund (Fund) for the period of
April 1, 2024,
to September 30, 2024. You can find additional information about the Fund at
delawarefunds.com/literature.
You can also request this information by contacting us at
800 523-1918
, weekdays from
8:30am to 6:00pm ET.
What were the Fund's costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class A	$ 58	1.12%
*	Annualized
Fund statistics
(as of September 30, 2024)
Fund net assets	$ 1,845,864,558
Total number of portfolio holdings	404
Total advisory fees paid	$ 6,192,547
Portfolio turnover rate	24%

Fund holdings
(as of September 30, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Common Stocks	66.71%
Corporate Bonds	14.41%
Bullion	4.68%
Agency Mortgage-Backed Securities	4.36%
Short-Term Investments	3.19%
Loan Agreements	1.57%
Exchange-Traded Funds	1.50%
Non-Agency Commercial Mortgage-Backed Securities	1.09%
US Treasury Obligations	0.75%
Non-Agency Collateralized Mortgage Obligations	0.45%
Top 10 equity holdings
Microsoft	3.72%
NVIDIA	2.72%
Alphabet Class A	2.27%
Amazon.com	2.21%
Apple	2.14%
Taiwan Semiconductor Manufacturing	1.95%
Mastercard Class A	1.56%
Home Depot	1.51%
Eli Lilly & Co.	1.49%
Salesforce	1.44%

Availability of additional information
You can find additional information about the Fund, such as the prospectus, financial information, holdings
,
and
proxy voting information, at delawarefunds.com/literature. You can also request this information by contacting us at
800 523-1918
, weekdays from 8:30am to 6:00pm ET, or
by contacting
your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call
800 523-1918
or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Delaware Funds by Macquarie
®
or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at delawarefunds.com/literature.
(3975505)

Delaware Ivy Asset Strategy Fund
Class C: WASCX
Semiannual shareholder report | September 30, 2024
This
semiannual shareholder report
contains important information about Delaware Ivy Asset Strategy Fund (Fund) for the period of
April 1, 2024,
to September 30, 2024. You can find additional information about the Fund at
delawarefunds.com/literature.
You can also request this information by contacting us at
800 523-1918
, weekdays from
8:30am to 6:00pm ET.
What were the Fund's costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class C	$ 97	1.87%
*	Annualized
Fund statistics
(as of September 30, 2024)
Fund net assets	$ 1,845,864,558
Total number of portfolio holdings	404
Total advisory fees paid	$ 6,192,547
Portfolio turnover rate	24%

Fund holdings
(as of September 30, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Common Stocks	66.71%
Corporate Bonds	14.41%
Bullion	4.68%
Agency Mortgage-Backed Securities	4.36%
Short-Term Investments	3.19%
Loan Agreements	1.57%
Exchange-Traded Funds	1.50%
Non-Agency Commercial Mortgage-Backed Securities	1.09%
US Treasury Obligations	0.75%
Non-Agency Collateralized Mortgage Obligations	0.45%
Top 10 equity holdings
Microsoft	3.72%
NVIDIA	2.72%
Alphabet Class A	2.27%
Amazon.com	2.21%
Apple	2.14%
Taiwan Semiconductor Manufacturing	1.95%
Mastercard Class A	1.56%
Home Depot	1.51%
Eli Lilly & Co.	1.49%
Salesforce	1.44%

Availability of additional information
You can find additional information about the Fund, such as the prospectus, financial information
,
holdings
, and
proxy
voting information, at delawarefunds.com/literature. You can also request this information by contacting us at
800 523-1918
, weekdays from 8:30am to 6:00pm ET, or
by contacting
your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call
800 523-1918
or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Delaware Funds by Macquarie
®
or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at delawarefunds.com/literature.
(3975505)

Delaware Ivy Asset Strategy Fund
Class I: IVAEX
Semiannual shareholder report | September 30, 2024
This
semiannual shareholder report
contains important information about Delaware Ivy Asset Strategy Fund (Fund) for the period of
April 1, 2024,
to September 30, 2024. You can find additional information about the Fund at
delawarefunds.com/literature.
You can also request this information by contacting us at
800 523-1918
, weekdays from
8:30am to 6:00pm ET.
What were the Fund's costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class I	$ 45	0.87%
*	Annualized
Fund statistics
(as of September 30, 2024)
Fund net assets	$ 1,845,864,558
Total number of portfolio holdings	404
Total advisory fees paid	$ 6,192,547
Portfolio turnover rate	24%

Fund holdings
(as of September 30, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Common Stocks	66.71%
Corporate Bonds	14.41%
Bullion	4.68%
Agency Mortgage-Backed Securities	4.36%
Short-Term Investments	3.19%
Loan Agreements	1.57%
Exchange-Traded Funds	1.50%
Non-Agency Commercial Mortgage-Backed Securities	1.09%
US Treasury Obligations	0.75%
Non-Agency Collateralized Mortgage Obligations	0.45%
Top 10 equity holdings
Microsoft	3.72%
NVIDIA	2.72%
Alphabet Class A	2.27%
Amazon.com	2.21%
Apple	2.14%
Taiwan Semiconductor Manufacturing	1.95%
Mastercard Class A	1.56%
Home Depot	1.51%
Eli Lilly & Co.	1.49%
Salesforce	1.44%

Availability of additional information
You can find additional information about the Fund, such as the prospectus
,
financial
information, holdings, and proxy voting information, at delawarefunds.com/literature. You can also request this information by contacting us at
800 523-1918
, weekdays from 8:30am to 6:00pm ET, or
by contacting
your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call
800 523-1918
or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Delaware Funds by Macquarie
®
or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at delawarefunds.com/literature.
(3975505)

Delaware Ivy Asset Strategy Fund
Class R: IASRX
Semiannual shareholder report | September 30, 2024
This
semiannual shareholder report
contains important information about Delaware Ivy Asset Strategy Fund (Fund) for the period of
April 1, 2024,
to September 30, 2024. You can find additional information about the Fund at
delawarefunds.com/literature.
You can also request this information by contacting us at
800 523-1918
, weekdays from
8:30am to 6:00pm ET.
What were the Fund's costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class R	$ 71	1.37%
*	Annualized
Fund statistics
(as of September 30, 2024)
Fund net assets	$ 1,845,864,558
Total number of portfolio holdings	404
Total advisory fees paid	$ 6,192,547
Portfolio turnover rate	24%

Fund holdings
(as of September 30, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Common Stocks	66.71%
Corporate Bonds	14.41%
Bullion	4.68%
Agency Mortgage-Backed Securities	4.36%
Short-Term Investments	3.19%
Loan Agreements	1.57%
Exchange-Traded Funds	1.50%
Non-Agency Commercial Mortgage-Backed Securities	1.09%
US Treasury Obligations	0.75%
Non-Agency Collateralized Mortgage Obligations	0.45%
Top 10 equity holdings
Microsoft	3.72%
NVIDIA	2.72%
Alphabet Class A	2.27%
Amazon.com	2.21%
Apple	2.14%
Taiwan Semiconductor Manufacturing	1.95%
Mastercard Class A	1.56%
Home Depot	1.51%
Eli Lilly & Co.	1.49%
Salesforce	1.44%

Availability of additional information
You can find additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at delawarefunds.com/literature. You can also request this information by contacting us at
800 523-1918
, weekdays from 8:30am to 6:00pm ET, or
by contacting
your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive
individual mailings, please call
800 523-1918
or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Delaware Funds by Macquarie
®
or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at delawarefunds.com/literature.
(3975505)

Delaware Ivy Asset Strategy Fund
Class R6: IASTX
Semiannual shareholder report | September 30, 2024
This
semiannual shareholder report
contains important information about Delaware Ivy Asset Strategy Fund (Fund) for the period of
April 1, 2024,
to September 30, 2024. You can find additional information about the Fund at
delawarefunds.com/literature.
You can also request this information by contacting us at
800 523-1918
, weekdays from
8:30am to 6:00pm ET.
What were the Fund's costs for t
he l
ast six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class R6	$ 40	0.77%
*	Annualized
Fund statistics
(as of September 30, 2024)
Fund net assets	$ 1,845,864,558
Total number of portfolio holdings	404
Total advisory fees paid	$ 6,192,547
Portfolio turnover rate	24%

Fund holdings
(as of September 30, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percent
a
ge of the total
net
assets of the Fund.
Portfolio composition
Common Stocks	66.71%
Corporate Bonds	14.41%
Bullion	4.68%
Agency Mortgage-Backed Securities	4.36%
Short-Term Investments	3.19%
Loan Agreements	1.57%
Exchange-Traded Funds	1.50%
Non-Agency Commercial Mortgage-Backed Securities	1.09%
US Treasury Obligations	0.75%
Non-Agency Collateralized Mortgage Obligations	0.45%
Top 10 equity holdings
Microsoft	3.72%
NVIDIA	2.72%
Alphabet Class A	2.27%
Amazon.com	2.21%
Apple	2.14%
Taiwan Semiconductor Manufacturing	1.95%
Mastercard Class A	1.56%
Home Depot	1.51%
Eli Lilly & Co.	1.49%
Salesforce	1.44%

Availability of additional information
You can find additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at delawarefunds.com/literature. You can also request this information by contacting us at
800 523-1918
, weekdays from 8:30am to 6:00pm ET, or
by contacting
your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address
, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call
800 523-1918
or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Delaware Funds by Macquarie
®
or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at delawarefunds.com/literature.
(3975505)

Delaware Ivy Asset Strategy Fund
Class Y: WASYX
Semiannual shareholder report | September 30, 2024
This
semiannual shareholder report
contains important information about Delaware Ivy Asset Strategy Fund (Fund) for the period of
April 1, 2024,
to September 30, 2024. You can find additional information about the Fund at
delawarefunds.com/literature.
You can also request this information by contacting us at
800 523-1918
, weekdays from
8:30am to 6:00pm ET.
What were the Fund's costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class Y	$ 58	1.12%
*	Annualized
Fund statistics
(as of September 30, 2024)
Fund net assets	$ 1,845,864,558
Total number of portfolio holdings	404
Total advisory fees paid	$ 6,192,547
Portfolio turnover rate	24%

Fund holdings
(as of September 30, 2024)
The tables below show the investment makeup of the Fund, with each
category representing a percentage of the total net assets of the Fund.
Portfolio composition
Common Stocks	66.71%
Corporate Bonds	14.41%
Bullion	4.68%
Agency Mortgage-Backed Securities	4.36%
Short-Term Investments	3.19%
Loan Agreements	1.57%
Exchange-Traded Funds	1.50%
Non-Agency Commercial Mortgage-Backed Securities	1.09%
US Treasury Obligations	0.75%
Non-Agency Collateralized Mortgage Obligations	0.45%
Top 10 equity holdings
Microsoft	3.72%
NVIDIA	2.72%
Alphabet Class A	2.27%
Amazon.com	2.21%
Apple	2.14%
Taiwan Semiconductor Manufacturing	1.95%
Mastercard Class A	1.56%
Home Depot	1.51%
Eli Lilly & Co.	1.49%
Salesforce	1.44%

Availability of additional information
You can find additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at delawarefunds.com/literature. You can also request this information by contacting us at
800 523-1918
, weekdays from 8:30am to 6:00pm ET, or
by contacting
your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call
800 523-1918
or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Delaware Funds by Macquarie
®
or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at delawarefunds.com/literature.
(3975505)

Delaware Ivy Balanced Fund
Class A: IBNAX
Semiannual shareholder report | September 30, 2024
This
semiannual shareholder report
contains important information about Delaware Ivy Balanced Fund (Fund) for the period of
April 1, 2024,
to September 30, 2024. You can find additional information about the Fund at
delawarefunds.com/literature.
You can also request this information by contacting us at
800 523-1918
, weekdays from
8:30am to 6:00pm ET.
What were the Fund's costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class A	$ 55	1.05%
*	Annualized
Fund statistics
(as of September 30, 2024)
Fund net assets	$ 1,577,247,586
Total number of portfolio holdings	375
Total advisory fees paid	$ 4,944,463
Portfolio turnover rate	38%

Fund holdings
(as of September 30, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage
of the total net assets of the Fund.
Portfolio composition
Common Stocks	60.10%
Corporate Bonds	10.87%
Agency Mortgage-Backed Securities	9.70%
US Treasury Obligations	6.21%
Short-Term Investments	4.29%
Non-Agency Commercial Mortgage-Backed Securities	2.95%
Exchange-Traded Fund	2.82%
Non-Agency Asset-Backed Securities	1.13%
Agency Collateralized Mortgage Obligations	0.91%
Non-Agency Collateralized Mortgage Obligations	0.55%
Loan Agreements	0.38%
Top 10 equity holdings
Microsoft	4.50%
NVIDIA	3.01%
Apple	2.89%
Amazon.com	2.13%
UnitedHealth Group	2.06%
HCA Healthcare	2.02%
Alphabet Class A	1.73%
Taiwan Semiconductor Manufacturing ADR	1.65%
Costco Wholesale	1.58%
Fiserv	1.56%

Availability of additional information
You can find additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at delawarefunds.com/literature. You can also request this information by contacting us at
800 523-1918
, weekdays from 8:30am to 6:00pm ET, or
by contacting
your financial
intermediary
.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive
individual mailings, please call
800 523-1918
or contact your financial intermediary. Your
instructions
will typically be effective within 30 days of receipt by Delaware Funds by Macquarie
®
or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at delawarefunds.com/literature.
(3975505)

Delaware Ivy Balanced Fund
Class C: IBNCX
Semiannual shareholder report | September 30, 2024
This
semiannual shareholder report
contains important information about Delaware Ivy Balanced Fund (Fund) for the period of
April 1, 2024,
to September 30, 2024. You can find additional information about the Fund at
delawarefunds.com/literature.
You can also request this information by contacting us at
800 523-1918
, weekdays from
8:30am to 6:00pm ET.
What were the Fund's costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class C	$ 94	1.80%
*	Annualized
Fund statistics
(as of September 30, 2024)
Fund net assets	$ 1,577,247,586
Total number of portfolio holdings	375
Total advisory fees paid	$ 4,944,463
Portfolio turnover rate	38%

Fund holdings
(as of September 30, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Common Stocks	60.10%
Corporate Bonds	10.87%
Agency Mortgage-Backed Securities	9.70%
US Treasury Obligations	6.21%
Short-Term Investments	4.29%
Non-Agency Commercial Mortgage-Backed Securities	2.95%
Exchange-Traded Fund	2.82%
Non-Agency Asset-Backed Securities	1.13%
Agency Collateralized Mortgage Obligations	0.91%
Non-Agency Collateralized Mortgage Obligations	0.55%
Loan Agreements	0.38%
Top 10 equity holdings
Microsoft	4.50%
NVIDIA	3.01%
Apple	2.89%
Amazon.com	2.13%
UnitedHealth Group	2.06%
HCA Healthcare	2.02%
Alphabet Class A	1.73%
Taiwan Semiconductor Manufacturing ADR	1.65%
Costco Wholesale	1.58%
Fiserv	1.56%

Availability of additional information
You can find additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at delawarefunds.com/literature. You can also request this information by contacting us at
800 523-1918
, weekdays from 8:30am to 6:00pm ET, or
by contacting
your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue
to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call
800 523-1918
or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Delaware Funds by Macquarie
®
or your financial
intermediary
. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at delawarefunds.com/literature.
(3975505)

Delaware Ivy Balanced Fund
Class I: IYBIX
Semiannual shareholder report | September 30, 2024
This
semiannual shareholder report
contains important information about Delaware Ivy Balanced Fund (Fund) for the period of
April 1, 2024,
to September 30, 2024. You can find additional information about the Fund at
delawarefunds.com/literature.
You can also request this information by contacting us at
800 523-1918
, weekdays from
8:30am to 6:00pm ET.
What were the Fund's costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class I	$ 42	0.80%
*	Annualized
Fund statistics
(as of September 30, 2024)
Fund net assets	$ 1,577,247,586
Total number of portfolio holdings	375
Total advisory fees paid	$ 4,944,463
Portfolio turnover rate	38%

Fund holdings
(as of September 30, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage
of the total net assets of the Fund.
Portfolio composition
Common Stocks	60.10%
Corporate Bonds	10.87%
Agency Mortgage-Backed Securities	9.70%
US Treasury Obligations	6.21%
Short-Term Investments	4.29%
Non-Agency Commercial Mortgage-Backed Securities	2.95%
Exchange-Traded Fund	2.82%
Non-Agency Asset-Backed Securities	1.13%
Agency Collateralized Mortgage Obligations	0.91%
Non-Agency Collateralized Mortgage Obligations	0.55%
Loan Agreements	0.38%
Top 10 equity holdings
Microsoft	4.50%
NVIDIA	3.01%
Apple	2.89%
Amazon.com	2.13%
UnitedHealth Group	2.06%
HCA Healthcare	2.02%
Alphabet Class A	1.73%
Taiwan Semiconductor Manufacturing ADR	1.65%
Costco Wholesale	1.58%
Fiserv	1.56%

Availability of additional information
You can find additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at delawarefunds.com/literature. You can also request this information by contacting us at
800 523-1918
, weekdays from 8:30am to 6:00pm ET, or
by contacting
your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would
like to receive individual mailings, please call
800 523-1918
or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Delaware Funds by Macquarie
®
or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at delawarefunds.com/literature.
(3975505)

Delaware Ivy Balanced Fund
Class R: IYBFX
Semiannual shareholder report | September 30, 2024
This
semiannual shareholder report
contains important information about Delaware Ivy Balanced Fund (Fund) for the period of
April 1, 2024,
to September 30, 2024. You can find additional information about the Fund at
delawarefunds.com/literature.
You can also request this information by contacting us at
800 523-1918
, weekdays from
8:30am to 6:00pm ET.
What were the Fund's costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class R	$ 68	1.30%
*	Annualized
Fund statistics
(as of September 30, 2024)
Fund net assets	$ 1,577,247,586
Total number of portfolio holdings	375
Total advisory fees paid	$ 4,944,463
Portfolio turnover rate	38%

Fund holdings
(as of September 30, 2024)
The tables below show the investment makeup of the Fund, with each category representing
a percentage of the total net assets of the Fund.
Portfolio composition
Common Stocks	60.10%
Corporate Bonds	10.87%
Agency Mortgage-Backed Securities	9.70%
US Treasury Obligations	6.21%
Short-Term Investments	4.29%
Non-Agency Commercial Mortgage-Backed Securities	2.95%
Exchange-Traded Fund	2.82%
Non-Agency Asset-Backed Securities	1.13%
Agency Collateralized Mortgage Obligations	0.91%
Non-Agency Collateralized Mortgage Obligations	0.55%
Loan Agreements	0.38%
Top 10 equity holdings
Microsoft	4.50%
NVIDIA	3.01%
Apple	2.89%
Amazon.com	2.13%
UnitedHealth Group	2.06%
HCA Healthcare	2.02%
Alphabet Class A	1.73%
Taiwan Semiconductor Manufacturing ADR	1.65%
Costco Wholesale	1.58%
Fiserv	1.56%

Availability of additional information
You can find additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at delawarefunds.com/literature. You can also request this information by contacting us at
800 523-1918
, weekdays from 8:30am to 6:00pm ET, or
by contacting
your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call
800 523-1918
or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Delaware Funds by Macquarie
®
or your financial intermediary. If you
choose
, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at delawarefunds.com/literature.
(3975505)

Delaware Ivy Balanced Fund
Class R6: IBARX
Semiannual shareholder report | September 30, 2024
This
semiannual shareholder report
contains important information about Delaware Ivy Balanced Fund (Fund) for the period of
April 1, 2024,
to September 30, 2024. You can find additional information about the Fund at
delawarefunds.com/literature.
You can also request this information by contacting us at
800 523-1918
, weekdays from
8:30am to 6:00pm ET.
What were the Fund's costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class R6	$ 37	0.71%
*	Annualized
Fund statistics
(as of September 30, 2024)
Fund net assets	$ 1,577,247,586
Total number of portfolio holdings	375
Total advisory fees paid	$ 4,944,463
Portfolio turnover rate	38%

Fund holdings
(as of September 30, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Common Stocks	60.10%
Corporate Bonds	10.87%
Agency Mortgage-Backed Securities	9.70%
US Treasury Obligations	6.21%
Short-Term Investments	4.29%
Non-Agency Commercial Mortgage-Backed Securities	2.95%
Exchange-Traded Fund	2.82%
Non-Agency Asset-Backed Securities	1.13%
Agency Collateralized Mortgage Obligations	0.91%
Non-Agency Collateralized Mortgage Obligations	0.55%
Loan Agreements	0.38%
Top 10 equity holdings
Microsoft	4.50%
NVIDIA	3.01%
Apple	2.89%
Amazon.com	2.13%
UnitedHealth Group	2.06%
HCA Healthcare	2.02%
Alphabet Class A	1.73%
Taiwan Semiconductor Manufacturing ADR	1.65%
Costco Wholesale	1.58%
Fiserv	1.56%

Availability of additional information
You can find additional information about the Fund,
such
as the prospectus, financial information, holdings, and proxy voting information, at delawarefunds.com/literature. You can also request this information by contacting us at
800 523-1918
, weekdays from 8:30am to 6:00pm ET, or
by contacting
your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call
800 523-1918
or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Delaware Funds by Macquarie
®
or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at delawarefunds.com/literature.
(3975505)

Delaware Ivy Balanced Fund
Class Y: IBNYX
Semiannual shareholder report | September 30, 2024
This
semiannual shareholder report
contains important information about Delaware Ivy Balanced Fund (Fund) for the period of
April 1, 2024,
to September 30, 2024. You can find additional information about the Fund at
delawarefunds.com/literature.
You can also request this information by contacting us at
800 523-1918
, weekdays from
8:30am to 6:00pm ET.
What were the Fund's costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class Y	$ 55	1.05%
*	Annualized
Fund statistics
(as of September 30, 2024)
Fund net assets	$ 1,577,247,586
Total number of portfolio holdings	375
Total advisory fees paid	$ 4,944,463
Portfolio turnover rate	38%

Fund holdings
(as of September 30, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Common Stocks	60.10%
Corporate Bonds	10.87%
Agency Mortgage-Backed Securities	9.70%
US Treasury Obligations	6.21%
Short-Term Investments	4.29%
Non-Agency Commercial Mortgage-Backed Securities	2.95%
Exchange-Traded Fund	2.82%
Non-Agency Asset-Backed Securities	1.13%
Agency Collateralized Mortgage Obligations	0.91%
Non-Agency Collateralized Mortgage Obligations	0.55%
Loan Agreements	0.38%
Top 10 equity holdings
Microsoft	4.50%
NVIDIA	3.01%
Apple	2.89%
Amazon.com	2.13%
UnitedHealth Group	2.06%
HCA Healthcare	2.02%
Alphabet Class A	1.73%
Taiwan Semiconductor Manufacturing ADR	1.65%
Costco Wholesale	1.58%
Fiserv	1.56%

Availability of additional information
You can find additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at delawarefunds.com/literature. You can also request this information by contacting us at
800 523-1918
, weekdays from 8:30am to 6:00pm ET, or
by contacting
your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name
or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call
800 523-1918
or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Delaware Funds by Macquarie
®
or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at delawarefunds.com/literature.
(3975505)

Delaware Ivy Natural Resources Fund
Class A: IGNAX
Semiannual shareholder report | September 30, 2024
This
semiannual shareholder report
contains important information about Delaware Ivy Natural Resources Fund (Fund) for the period of
April 1, 2024,
to September 30, 2024. You can find additional information about the Fund at
delawarefunds.com/literature.
You can also request this information by contacting us at
800 523-1918
, weekdays from
8:30am to 6:00pm ET.
What were the Fund's costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class A	$ 71	1.38%
*	Annualized
Fund statistics
(as of September 30, 2024)
Fund net assets	$ 190,848,085
Total number of portfolio holdings	39
Total advisory fees paid	$ 711,917
Portfolio turnover rate	16%

Fund holdings
(as of September 30, 2024)
The tables below show the investment makeup of the Fund, with e ach catego
ry representing a percentage of the total net assets of the Fund.
Sector allocation
Oil & Gas Exploration & Production	15.51%
Gold	15.08%
Diversified Metals & Mining	11.72%
Fertilizers & Agricultural Chemicals	8.57%
Integrated Oil & Gas	7.45%
Construction Materials	4.65%
Oil & Gas Equipment & Services	4.00%
Forest Products	3.94%
Aluminum	3.62%
Copper	3.22%

Top 10 eq
uit
y holdings
Newmont	7.66%
Shell	5.73%
CF Industries Holdings	5.55%
Anglo American	5.18%
CRH	4.65%
Schlumberger	4.00%
Wheaton Precious Metals	3.90%
Hudbay Minerals	3.65%
Alcoa	3.62%
Endeavour Mining	3.52%

Availability of additional information
You can find additional information abou
t th
e Fund, such as the prospectus, financial information, holdings, and proxy voting information, at delawarefunds.com/literature. You can also request this information by contacting us at
800 523-1918
, weekdays from 8:30am to 6:00pm ET, or
by contacting
your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call
800 523-1918
or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Delaware Funds by Macquarie
®
or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at delawarefunds.com/literature.
(3975505)

Delaware Ivy Natural Resources Fund
Class C: IGNCX
Semiannual shareholder report | September 30, 2024
This
semiannual shareholder report
contains important information about Delaware Ivy Natural Resources Fund (Fund) for the period of
April 1, 2024,
to September 30, 2024. You can find additional information about the Fund at
delawarefunds.com/literature.
You can also request this information by contacting us at
800 523-1918
, weekdays from
8:30am to 6:00pm ET.
What were the Fund's costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class C	$ 109	2.13%
*	Annualized
Fund statistics
(as of September 30, 2024)
Fund net assets	$ 190,848,085
Total number of portfolio holdings	39
Total advisory fees paid	$ 711,917
Portfolio turnover rate	16%

Fund holdings
(as of September 30, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Oil & Gas Exploration & Production	15.51%
Gold	15.08%
Diversified Metals & Mining	11.72%
Fertilizers & Agricultural Chemicals	8.57%
Integrated Oil & Gas	7.45%
Construction Materials	4.65%
Oil & Gas Equipment & Services	4.00%
Forest Products	3.94%
Aluminum	3.62%
Copper	3.22%

Top 10
equity
holdings
Newmont	7.66%
Shell	5.73%
CF Industries Holdings	5.55%
Anglo American	5.18%
CRH	4.65%
Schlumberger	4.00%
Wheaton Precious Metals	3.90%
Hudbay Minerals	3.65%
Alcoa	3.62%
Endeavour Mining	3.52%

Availability of additional information
You can find additional information about the Fund, such as
the prosp
ectus, financial information, holdings, and proxy voting information, at delawarefunds.com/literature. You can also request this information by contacting us at
800 523-1918
, weekdays from 8:30am to 6:00pm ET, or
by contacting
your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call
800 523-1918
or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Delaware Funds by Macquarie
®
or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at delawarefunds.com/literature.
(3975505)

Delaware Ivy Natural Resources Fund
Class I: IGNIX
Semiannual shareholder report | September 30, 2024
This
semiannual shareholder report
contains important information about Delaware Ivy Natural Resources Fund (Fund) for the period of
April 1, 2024,
to September 30, 2024. You can find additional information about the Fund at
delawarefunds.com/literature.
You can also request this information by contacting us at
800 523-1918
, weekdays from
8:30am to 6:00pm ET.
What were the Fund's costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class I	$ 58	1.13%
*	Annualized
Fund statistics
(as of September 30, 2024)
Fund net assets	$ 190,848,085
Total number of portfolio holdings	39
Total advisory fees paid	$ 711,917
Portfolio turnover rate	16%

Fund holdings
(as of September 30, 2024)
The tables below show the investment makeup of the Fund, with each category
representing a percentage of the total net assets of the Fund.
Sector allocation
Oil & Gas Exploration & Production	15.51%
Gold	15.08%
Diversified Metals & Mining	11.72%
Fertilizers & Agricultural Chemicals	8.57%
Integrated Oil & Gas	7.45%
Construction Materials	4.65%
Oil & Gas Equipment & Services	4.00%
Forest Products	3.94%
Aluminum	3.62%
Copper	3.22%

Top 10 equity holdings
Newmont	7.66%
Shell	5.73%
CF Industries Holdings	5.55%
Anglo American	5.18%
CRH	4.65%
Schlumberger	4.00%
Wheaton Precious Metals	3.90%
Hudbay Minerals	3.65%
Alcoa	3.62%
Endeavour Mining	3.52%

Availability of additional information
You can find additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at delawarefunds.com/literature. You can also request this information by contacting us at
800 523-1918
, weekdays from 8:30am to 6:00pm ET, or
by contacting
your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call
800 523-1918
or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Delaware Funds by Macquarie
®
or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at delawarefunds.com/literature.
(3975505)

Delaware Ivy Natural Resources Fund
Class R: IGNRX
Semiannual shareholder report | September 30, 2024
This
semiannual shareholder report
contains important information about Delaware Ivy Natural Resources Fund (Fund) for the period of
April 1, 2024,
to September 30, 2024. You can find additional information about the Fund at
delawarefunds.com/literature.
You can also request this information by contacting us at
800 523-1918
, weekdays from
8:30am to 6:00pm ET.
What were the Fund's costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class R	$ 83	1.63%
*	Annualized
Fund statistics
(as of September 30, 2024)
Fund net assets	$ 190,848,085
Total number of portfolio holdings	39
Total advisory fees paid	$ 711,917
Portfolio turnover rate	16%

Fund holdings
(as of September 30, 2024)
The tables below show the investment makeup of the Fund, with each c ategor
y representing a percentage of the total net assets of the Fund.
Sector allocation
Oil & Gas Exploration & Production	15.51%
Gold	15.08%
Diversified Metals & Mining	11.72%
Fertilizers & Agricultural Chemicals	8.57%
Integrated Oil & Gas	7.45%
Construction Materials	4.65%
Oil & Gas Equipment & Services	4.00%
Forest Products	3.94%
Aluminum	3.62%
Copper	3.22%

Top 10 eq
uity
holdings
Newmont	7.66%
Shell	5.73%
CF Industries Holdings	5.55%
Anglo American	5.18%
CRH	4.65%
Schlumberger	4.00%
Wheaton Precious Metals	3.90%
Hudbay Minerals	3.65%
Alcoa	3.62%
Endeavour Mining	3.52%

Availability of additional information
You can find additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at delawarefunds.com/literature. You can also request this information by contacting us at
800 523-1918
, weekdays from 8:30am to 6:00pm ET, or
by contacting
your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call
800 523-1918
or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Delaware Funds by Macquarie
®
or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at delawarefunds.com/literature.
(3975505)

Delaware Ivy Natural Resources Fund
Class R6: INRSX
Semiannual shareholder report | September 30, 2024
This
semiannual shareholder report
contains important information about Delaware Ivy Natural Resources Fund (Fund) for the period of
April 1, 2024,
to September 30, 2024. You can find additional information about the Fund at
delawarefunds.com/literature.
You can also request this information by contacting us at
800 523-1918
, weekdays from
8:30am to 6:00pm ET.
What were the Fund's costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class R6	$ 50	0.97%
*	Annualized
Fund statistics
(as of September 30, 2024)
Fund net assets	$ 190,848,085
Total number of portfolio holdings	39
Total advisory fees paid	$ 711,917
Portfolio turnover rate	16%

Fund holdings
(as of September 30, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Oil & Gas Exploration & Production	15.51%
Gold	15.08%
Diversified Metals & Mining	11.72%
Fertilizers & Agricultural Chemicals	8.57%
Integrated Oil & Gas	7.45%
Construction Materials	4.65%
Oil & Gas Equipment & Services	4.00%
Forest Products	3.94%
Aluminum	3.62%
Copper	3.22%

Top 10 e
quity
holdings
Newmont	7.66%
Shell	5.73%
CF Industries Holdings	5.55%
Anglo American	5.18%
CRH	4.65%
Schlumberger	4.00%
Wheaton Precious Metals	3.90%
Hudbay Minerals	3.65%
Alcoa	3.62%
Endeavour Mining	3.52%

Availability of additional information
You can find additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at delawarefunds.com/literature. You can also request this information by contacting us at
800 523-1918
, weekdays from 8:30am to 6:00pm ET, or
by contacting
your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call
800 523-1918
or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Delaware Funds by Macquarie
®
or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at delawarefunds.com/literature.
(3
97
5505)

Delaware Ivy Natural Resources Fund
Class Y: IGNYX
Semiannual shareholder report | September 30, 2024
This
semiannual shareholder report
contains important information about Delaware Ivy Natural Resources Fund (Fund) for the period of
April 1, 2024,
to September 30, 2024. You can find additional information about the Fund at
delawarefunds.com/literature.
You can also request this information by contacting us at
800 523-1918
, weekdays from
8:30am to 6:00pm ET.
What were the Fund's costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class Y	$ 71	1.38%
*	Annualized
Fund statistics
(as of September 30, 2024)
Fund net assets	$ 190,848,085
Total number of portfolio holdings	39
Total advisory fees paid	$ 711,917
Portfolio turnover rate	16%

Fund holdings
(as of September 30, 2024)
The tables below show the investment makeup of the Fund, with each category re presentin
g a percentage of the total net assets of the Fund.
Sector allocation
Oil & Gas Exploration & Production	15.51%
Gold	15.08%
Diversified Metals & Mining	11.72%
Fertilizers & Agricultural Chemicals	8.57%
Integrated Oil & Gas	7.45%
Construction Materials	4.65%
Oil & Gas Equipment & Services	4.00%
Forest Products	3.94%
Aluminum	3.62%
Copper	3.22%

Top 10 equity holdings
Newmont	7.66%
Shell	5.73%
CF Industries Holdings	5.55%
Anglo American	5.18%
CRH	4.65%
Schlumberger	4.00%
Wheaton Precious Metals	3.90%
Hudbay Minerals	3.65%
Alcoa	3.62%
Endeavour Mining	3.52%

Availability of additional information
You can find additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at delawarefunds.com/literature. You can also request this information by contacting us at
800 523-1918
, weekdays from 8:30am to 6:00pm ET, or
by contacting
your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call
800 523-1918
or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Delaware Funds by Macquarie
®
or your financial intermediary. If you choose, you may receive
t
hese documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at delawarefunds.com/literature.
(3975505)

Delaware Ivy Science and Technology Fund
Class A: WSTAX
Semiannual shareholder report | September 30, 2024
This
semiannual shareholder report
contains important information about Delaware Ivy Science and Technology Fund (Fund) for the period of
April 1, 2024,
to September 30, 2024. You can find additional information about the Fund at
delawarefunds.com/literature.
You can also request this information by contacting us at
800 523-1918
, weekdays from
8:30am to 6:00pm ET.
What were the Fund's costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class A	$ 63	1.18%
*	Annualized
Fund statistics
(as of September 30,
2024
)
Fund net assets	$ 5,964,974,936
Total number of portfolio holdings	35
Total advisory fees paid	$ 23,027,965
Portfolio turnover rate	21%

Fund holdings
(as of September 30, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Information Technology	66.99%
Communication Services	13.39%
Consumer Discretionary	10.27%
Healthcare	5.52%
Industrials	3.51%

Top 10 e
qu
ity holdings
Meta Platforms Class A	9.87%
NVIDIA	8.03%
Microsoft	7.36%
Seagate Technology Holdings	5.98%
Broadcom	5.60%
Zebra Technologies Class A	4.81%
Amazon.com	4.63%
SAP ADR	3.66%
Taiwan Semiconductor Manufacturing ADR	3.65%
ASML Holding	3.34%
Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.

Availability of additional information
You can find additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at delawarefunds.com/literature. You can also request this information by contacting us at
800 523-1918
, weekda
ys
from 8:30am to 6:00pm ET, or
by contacting
your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call
800 523-1918
or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Delaware Funds by Macquarie
®
or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at delawarefunds.com/literature.
(3975505)

Delaware Ivy Science and Technology Fund
Class C: WSTCX
Semiannual shareholder report | September 30, 2024
This
semiannual shareholder report
contains important information about Delaware Ivy Science and Technology Fund (Fund) for the period of
April 1, 2024,
to September 30, 2024. You can find additional information about the Fund at
delawarefunds.com/literature.
You can also request this information by contacting us at
800 523-1918
, weekdays from
8:30am to 6:00pm ET.
What were the Fund's costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class C	$ 102	1.93%
*	Annualized
Fund statistics
(as of
September
30, 2024)
Fund net assets	$ 5,964,974,936
Total number of portfolio holdings	35
Total advisory fees paid	$ 23,027,965
Portfolio turnover rate	21%

Fund holdings
(as of September 30, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Information Technology	66.99%
Communication Services	13.39%
Consumer Discretionary	10.27%
Healthcare	5.52%
Industrials	3.51%

Top 10 equity holdings
Meta Platforms Class A	9.87%
NVIDIA	8.03%
Microsoft	7.36%
Seagate Technology Holdings	5.98%
Broadcom	5.60%
Zebra Technologies Class A	4.81%
Amazon.com	4.63%
SAP ADR	3.66%
Taiwan Semiconductor Manufacturing ADR	3.65%
ASML Holding	3.34%
Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.

Availability of additional information
You can find additional information about the Fund, such as the prospectus
, financial information, holdings, and proxy voting information, at delawarefunds.com/literature. You can also request this information by contacting us at
800 523-1918
, weekda
ys
from 8:30am to 6:00pm ET, or
by contacting
your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call
800 523-1918
or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Delaware Funds by Macquarie
®
or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at delawarefunds.com/literature.
(3975505)

Delaware Ivy Science and Technology Fund
Class
I: ISTIX
Semiannual shareholder report | September 30, 2024
This
semiannual shareholder report
contains important information about Delaware Ivy Science and Technology Fund (Fund) for the period of
April 1, 2024,
to September 30, 2024. You can find additional information about the Fund at
delawarefunds.com/literature.
You can also request this information by contacting us at
800 523-1918
, weekdays from
8:30am to 6:00pm ET.
What were the Fund's costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class I	$ 49	0.93%
*	Annualized
Fund statistics
(as of September 30, 2024)
Fund net assets	$ 5,964,974,936
Total number of portfolio holdings	35
Total advisory fees paid	$ 23,027,965
Portfolio turnover rate	21%

Fund holdings
(as of September 30, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Information Technology	66.99%
Communication Services	13.39%
Consumer Discretionary	10.27%
Healthcare	5.52%
Industrials	3.51%

Top 10 equity holdings
Meta Platforms Class A	9.87%
NVIDIA	8.03%
Microsoft	7.36%
Seagate Technology Holdings	5.98%
Broadcom	5.60%
Zebra Technologies Class A	4.81%
Amazon.com	4.63%
SAP ADR	3.66%
Taiwan Semiconductor Manufacturing ADR	3.65%
ASML Holding	3.34%
Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.

Availability of additional information
You can find additional information about the Fund,
such
as the prospectus, financial information, holdings, and proxy voting information, at delawarefunds.com/literature. You can also request this information by contacting us at
800 523-1918
, weekdays from 8:30am to 6:00pm ET, or
by contacting
your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call
800 523-1918
or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Delaware Funds by Macquarie
®
or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at delawarefunds.com/literature.
(3975505)

Delaware Ivy Science and Technology Fund
Class R: WSTRX
Semiannual shareholder report | September 30, 2024
This
semiannual shareholder report
contains important information about Delaware Ivy Science and Technology Fund (Fund) for the period of
April 1, 2024,
to September 30, 2024. You can find additional information about the Fund at
delawarefunds.com/literature.
You can also request this information by contacting us at
800 523-1918
, weekdays from
8:30am to 6:00pm ET.
What were the Fund's costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class R	$ 76	1.43%
*	Annualized
Fund statistics
(as of September 30, 2024)
Fund net assets	$ 5,964,974,936
Total number of portfolio holdings	35
Total advisory fees paid	$ 23,027,965
Portfolio turnover rate	21%

Fund holdings
(as of September 30, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Information Technology	66.99%
Communication Services	13.39%
Consumer Discretionary	10.27%
Healthcare	5.52%
Industrials	3.51%

Top 10 equity holdings
Meta Platforms Class A	9.87%
NVIDIA	8.03%
Microsoft	7.36%
Seagate Technology Holdings	5.98%
Broadcom	5.60%
Zebra Technologies Class A	4.81%
Amazon.com	4.63%
SAP ADR	3.66%
Taiwan Semiconductor Manufacturing ADR	3.65%
ASML Holding	3.34%
Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.

Availability of additional information
You can find additional information about the
Fund
, such as the prospectus, financial information, holdings, and proxy voting information, at delawarefunds.com/literature. You can also request this information by contacting us at
800 523-1918
, weekda
ys
from 8:30am to 6:00pm ET, or
by contacting
your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call
800 523-1918
or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Delaware Funds by Macquarie
®
or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at delawarefunds.com/literature.
(3975505)

Delaware Ivy Science and Technology Fund
Class R6: ISTNX
Semiannual shareholder report | September 30, 2024
This
semiannual shareholder report
contains important information about Delaware Ivy Science and Technology Fund (Fund) for the period of
April 1, 2024,
to September 30, 2024. You can find additional information about the Fund at
delawarefunds.com/literature.
You can also request this information by contacting us at
800 523-1918
, weekdays from
8:30am to 6:00pm ET.
What were the Fund's costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class R6	$ 45	0.85%
*	Annualized
Fund statistics
(as of September 30,
2024
)
Fund net assets	$ 5,964,974,936
Total number of portfolio holdings	35
Total advisory fees paid	$ 23,027,965
Portfolio turnover rate	21%

Fund holdings
(as of September 30, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Information Technology	66.99%
Communication Services	13.39%
Consumer Discretionary	10.27%
Healthcare	5.52%
Industrials	3.51%

Top 10 equity holdings
Meta Platforms Class A	9.87%
NVIDIA	8.03%
Microsoft	7.36%
Seagate Technology Holdings	5.98%
Broadcom	5.60%
Zebra Technologies Class A	4.81%
Amazon.com	4.63%
SAP ADR	3.66%
Taiwan Semiconductor Manufacturing ADR	3.65%
ASML Holding	3.34%
Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.

Availability of additional information
You can find additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at delawarefunds.com/literature. You can also request this information by contacting us at
800 523-1918
, weekday
s
from 8:30am to 6:00pm ET, or
by contacting
your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call
800 523-1918
or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Delaware Funds by Macquarie
®
or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at delawarefunds.com/literature.
(3975505)

Delaware Ivy Science and Technology Fund
Class Y: WSTYX
Semiannual shareholder report | September 30, 2024
This
semiannual shareholder report
contains important information about Delaware Ivy Science and Technology Fund (Fund) for the period of
April 1, 2024,
to September 30, 2024. You can find additional information about the Fund at
delawarefunds.com/literature.
You can also request this information by contacting us at
800 523-1918
, weekdays from
8:30am to 6:00pm ET.
What were the Fund's costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class Y	$ 63	1.18%
*	Annualized
Fund statistics
(as of September 30, 2024)
Fund net assets	$ 5,964,974,936
Total number of portfolio holdings	35
Total advisory fees paid	$ 23,027,965
Portfolio turnover rate	21%

Fund holdings
(as of September 30, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector
allocati
on
Information Technology	66.99%
Communication Services	13.39%
Consumer Discretionary	10.27%
Healthcare	5.52%
Industrials	3.51%

Top 10 equity holdings
Meta Platforms Class A	9.87%
NVIDIA	8.03%
Microsoft	7.36%
Seagate Technology Holdings	5.98%
Broadcom	5.60%
Zebra Technologies Class A	4.81%
Amazon.com	4.63%
SAP ADR	3.66%
Taiwan Semiconductor Manufacturing ADR	3.65%
ASML Holding	3.34%
Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.

Availability of additional information
You can find additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at delawarefunds.com/literature. You can also request this information by contacting us at
800 523-1918
, weekdays from 8:30am to 6:00pm ET, or
by contacting
your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication t
o
shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call
800 523-1918
or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Delaware Funds by Macquarie
®
or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at delawarefunds.com/literature.
(3975505)

Delaware Real Estate Securities Fund
Class A: IRSAX
Semiannual shareholder report | September 30, 2024
This
semiannual shareholder report
contains important information about Delaware Real Estate Securities Fund (Fund) for the period of
April 1, 2024,
to September 30, 2024. You can find additional information about the Fund at
delawarefunds.com/literature.
You can also request this information by contacting us at
800 523-1918
, weekdays from
8:30am to 6:00pm ET.
What were the Fund's costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class A	$ 64	1.20%
*	Annualized
Fund statistics
(as of September 30, 2024)
Fund net assets	$ 114,688,210
Total number of portfolio holdings	32
Total advisory fees paid	$ 243,597
Portfolio turnover rate	22%

Fund holdings
(as of September 30, 2024)
The tables below show the investment makeup of
the
Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
REIT Healthcare	18.38%
REIT Data Center	16.76%
REIT Retail	14.38%
REIT Multifamily	11.23%
REIT Industrial	10.89%
REIT Single Family	6.53%
REIT Self-Storage	4.91%
REIT Specialty	4.60%
REIT Diversified	3.20%
REIT Hotel	2.36%

Top 10 equ
it
y holdings
Equinix	13.07%
Welltower	11.94%
Public Storage	4.91%
Agree Realty	4.84%
AvalonBay Communities	4.74%
VICI Properties	4.61%
Prologis	4.25%
Invitation Homes	4.04%
Alexandria Real Estate Equities	3.71%
Digital Realty Trust	3.69%

Availability of additional information
You can find additional information about
the
Fund, such as the prospectus, financial information, holdings, and proxy voting information, at delawarefunds.com/literature. You can also request this information by contacting us at
800 523-1918
, weekdays from 8:30am to 6:00pm ET, or
by contacting
your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call
800 523-1918
or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Delaware Funds by Macquarie
®
or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at delawarefunds.com/literature.
(3975505)

Delaware Real Estate Securities Fund
Class C: IRSCX
Semiannual shareholder report | September 30, 2024
This
semiannual shareholder report
contains important information about Delaware Real Estate Securities Fund (Fund) for the period of
April 1, 2024,
to September 30, 2024. You can find additional information about the Fund at
delawarefunds.com/literature.
You can also request this information by contacting us at
800 523-1918
, weekdays from
8:30am to 6:00pm ET.
What were the Fund's costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class C	$ 104	1.95%
*	Annualized
Fund statistics
(as of
September
30, 2024)
Fund net assets	$ 114,688,210
Total number of portfolio holdings	32
Total advisory fees paid	$ 243,597
Portfolio turnover rate	22%

Fund holdings
(as of September 30, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
REIT Healthcare	18.38%
REIT Data Center	16.76%
REIT Retail	14.38%
REIT Multifamily	11.23%
REIT Industrial	10.89%
REIT Single Family	6.53%
REIT Self-Storage	4.91%
REIT Specialty	4.60%
REIT Diversified	3.20%
REIT Hotel	2.36%

Top 10 equ
it
y holdi
n
gs
Equinix	13.07%
Welltower	11.94%
Public Storage	4.91%
Agree Realty	4.84%
AvalonBay Communities	4.74%
VICI Properties	4.61%
Prologis	4.25%
Invitation Homes	4.04%
Alexandria Real Estate Equities	3.71%
Digital Realty Trust	3.69%

Availability of additional
information
You can find additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at delawarefunds.com/literature. You can also request this information by contacting us at
800 523-1918
, weekdays from 8:30am to 6:00pm ET, or
by contacting
your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call
800 523-1918
or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Delaware Funds by Macquarie
®
or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at delawarefunds.com/literature.
(3975505)

Delaware Real Estate Securities Fund
Class I: IREIX
Semiannual shareholder report | September 30, 2024
This
semiannual shareholder report
contains important information about Delaware Real Estate Securities Fund (Fund) for the period of
April 1, 2024,
to September 30, 2024. You can find additional information about the Fund at
delawarefunds.com/literature.
You can also request this information by contacting us at
800 523-1918
, weekdays from
8:30am to 6:00pm ET.
What were the Fund's costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class I	$ 51	0.95%
*	Annualized
Fund
statistics
(as of September 30, 2024)
Fund net assets	$ 114,688,210
Total number of portfolio holdings	32
Total advisory fees paid	$ 243,597
Portfolio turnover rate	22%

Fund holdings
(as of September 30, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
REIT Healthcare	18.38%
REIT Data Center	16.76%
REIT Retail	14.38%
REIT Multifamily	11.23%
REIT Industrial	10.89%
REIT Single Family	6.53%
REIT Self-Storage	4.91%
REIT Specialty	4.60%
REIT Diversified	3.20%
REIT Hotel	2.36%

Top 10 eq
u
ity holdings
Equinix	13.07%
Welltower	11.94%
Public Storage	4.91%
Agree Realty	4.84%
AvalonBay Communities	4.74%
VICI Properties	4.61%
Prologis	4.25%
Invitation Homes	4.04%
Alexandria Real Estate Equities	3.71%
Digital Realty Trust	3.69%

Availability of additional information
You can find additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at delawarefunds.com/literature. You can also request this information by contacting us at
800 523-1918
, weekdays from 8:30am to 6:00pm ET, or
by contacting
your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call
800 523-1918
or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Delaware Funds by Macquarie
®
or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at delawarefunds.com/literature.
(3975505)

Delaware Real Estate Securities Fund
Class R: IRSRX
Semiannual shareholder report | September 30, 2024
This
semiannual shareholder report
contains important information about Delaware Real Estate Securities Fund (Fund) for the period of
April 1, 2024,
to September 30, 2024. You can find additional information about the Fund at
delawarefunds.com/literature.
You can also request this information by contacting us at
800 523-1918
, weekdays from
8:30am to 6:00pm ET.
What were the Fund's costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class R	$ 78	1.45%
*	Annualized
Fund statistics
(as of September 30, 2024)
Fund net assets	$ 114,688,210
Total number of portfolio holdings	32
Total advisory fees paid	$ 243,597
Portfolio turnover rate	22%

Fund holdings
(as of September 30, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
REIT Healthcare	18.38%
REIT Data Center	16.76%
REIT Retail	14.38%
REIT Multifamily	11.23%
REIT Industrial	10.89%
REIT Single Family	6.53%
REIT Self-Storage	4.91%
REIT Specialty	4.60%
REIT Diversified	3.20%
REIT Hotel	2.36%

Top 10 eq
ui
ty holdings
Equinix	13.07%
Welltower	11.94%
Public Storage	4.91%
Agree Realty	4.84%
AvalonBay Communities	4.74%
VICI Properties	4.61%
Prologis	4.25%
Invitation Homes	4.04%
Alexandria Real Estate Equities	3.71%
Digital Realty Trust	3.69%

Availability of additional information
You can find additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at delawarefunds.com/literature. You can also request this information by contacting us at
800 523-1918
, weekdays from 8:30am to 6:00pm ET, or
by contacting
your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call
800 523-1918
or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Delaware Funds by Macquarie
®
or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at delawarefunds.com/literature.
(3975505)

Delaware Real Estate Securities Fund
Class R6: IRSEX
Semiannual shareholder report | September 30, 2024
This
semiannual shareholder report
contains important information about Delaware Real Estate Securities Fund (Fund) for the period of
April 1, 2024,
to September 30, 2024. You can find additional information about the Fund at
delawarefunds.com/literature.
You can also request this information by contacting us at
800 523-1918
, weekdays from
8:30am to 6:00pm ET.
What were the Fund's costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class R6	$ 43	0.80%
*	Annualized
Fund statistics
(as of Septem
b
er 30, 2024)
Fund net assets	$ 114,688,210
Total number of portfolio holdings	32
Total advisory fees paid	$ 243,597
Portfolio turnover rate	22%

Fund holdings
(as of September 30, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
REIT Healthcare	18.38%
REIT Data Center	16.76%
REIT Retail	14.38%
REIT Multifamily	11.23%
REIT Industrial	10.89%
REIT Single Family	6.53%
REIT Self-Storage	4.91%
REIT Specialty	4.60%
REIT Diversified	3.20%
REIT Hotel	2.36%

Top 10 equity h
old
ings
Equinix	13.07%
Welltower	11.94%
Public Storage	4.91%
Agree Realty	4.84%
AvalonBay Communities	4.74%
VICI Properties	4.61%
Prologis	4.25%
Invitation Homes	4.04%
Alexandria Real Estate Equities	3.71%
Digital Realty Trust	3.69%

Availability of additional information
You can find additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at delawarefunds.com/literature. You can also request this information by contacting us at
800 523-1918
, weekdays from 8:30am to 6:00pm ET, or
by contacting
your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call
800 523-1918
or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Delaware Funds by Macquarie
®
or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at delawarefunds.com/literature.
(3975505)

Delaware Real Estate Securities Fund

Class Y
:
IRSYX
Semiannual shareholder report | September 30, 2024
This
semiannual shareholder report
contains important information about Delaware Real Estate Securities Fund (Fund) for the period of
April 1, 2024,
to September 30, 2024. You can find additional information about the Fund at
delawarefunds.com/literature.
You can also request this information by contacting us at
800 523-1918
, weekdays from
8:30am to 6:00pm ET.
What were the Fund's costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class Y	$ 64	1.20%
*	Annualized
Fund statistics
(as of September 30, 2024)
Fund ne t assets	$ 114,688,210
Total number of portfolio holdings	32
Total advisory fees paid	$ 243,597
Portfolio turnover rate	22%

Fund holdings
(as of September 30, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
REIT Healthcare	18.38%
REIT Data Center	16.76%
REIT Retail	14.38%
REIT Multifamily	11.23%
REIT Industrial	10.89%
REIT Single Family	6.53%
REIT Self-Storage	4.91%
REIT Specialty	4.60%
REIT Diversified	3.20%
REIT Hotel	2.36%

Top 10 equity hol
di
ngs
Equinix	13.07%
Welltower	11.94%
Public Storage	4.91%
Agree Realty	4.84%
AvalonBay Communities	4.74%
VICI Properties	4.61%
Prologis	4.25%
Invitation Homes	4.04%
Alexandria Real Estate Equities	3.71%
Digital Realty Trust	3.69%

Availability of additional information
You can find additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at delawarefunds.com/literature. You can also request this information by contacting us at
800 523-1918
, weekdays from 8:30am to 6:00pm ET, or
by contacting
your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call
800 523-1918
or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Delaware Funds by Macquarie
®
or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at delawarefunds.com/literature.
(3975505)

(b)	Not applicable

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the Financial Statements filed under Item 7 of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file its most recent annual or semi-annual financial statements required, and for the periods specified, by Regulation S-X.

The semi-annual financial statements are attached herewith.

(b)	An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file the information required by Item 13 of Form N-1A.

The Financial Highlights are attached herewith.

Equity funds
Delaware Ivy Core Equity Fund
Delaware Ivy Large Cap Growth Fund
Delaware Ivy Mid Cap Growth Fund
Delaware Ivy Mid Cap Income Opportunities Fund
Delaware Ivy Small Cap Growth Fund
Delaware Ivy Smid Cap Core Fund
Fixed income funds
Delaware Ivy Global Bond Fund
Delaware Ivy High Income Fund
Global / international equity funds
Delaware Ivy Global Growth Fund
Delaware Ivy International Core Equity Fund
Delaware Ivy Systematic Emerging Markets Equity Fund

Financial statements and other information
For the six months ended September 30, 2024

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
Form N-PORT and proxy voting information
Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Each Fund’s Form N-PORT, as well as a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities, are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Funds’ most recent Form N-PORT are available without charge on the Funds’ website at delawarefunds.com/literature.
Information (if any) regarding how the Funds voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Funds’ website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

Schedules of investments
Delaware Ivy Core Equity Fund
September 30, 2024 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 97.49%♦
Communication Services — 8.50%
Alphabet Class A	1,082,610	$ 179,550,868
AT&T	2,726,072	59,973,584
Meta Platforms Class A	158,040	90,468,418
		329,992,870
Consumer Discretionary — 7.21%
Amazon.com †	724,911	135,072,667
AutoZone †	22,598	71,184,604
Home Depot	181,416	73,509,763
		279,767,034
Consumer Staples — 3.92%
Costco Wholesale	112,102	99,380,665
Procter & Gamble	304,366	52,716,191
		152,096,856
Energy — 1.36%
ConocoPhillips	501,313	52,778,233
		52,778,233
Financials — 20.86%
Allstate	356,300	67,572,295
Ally Financial	510,290	18,161,221
American Express	246,273	66,789,238
Aon Class A	125,095	43,281,619
Blackstone	497,281	76,148,640
Capital One Financial	516,545	77,342,283
CME Group	226,375	49,949,644
Fiserv †	549,602	98,735,999
JPMorgan Chase & Co.	122,219	25,771,098
KKR & Co.	721,946	94,271,709
Mastercard Class A	103,498	51,107,312
Morgan Stanley	725,244	75,599,435
Progressive	254,852	64,671,243
		809,401,736
Healthcare — 11.40%
Abbott Laboratories	680,150	77,543,901
Danaher	232,403	64,612,682
HCA Healthcare	306,320	124,497,638
UnitedHealth Group	223,254	130,532,149
Vertex Pharmaceuticals †	96,912	45,071,833
		442,258,203
Industrials — 8.49%
Airbus ADR	1,061,369	38,771,810
Howmet Aerospace	969,233	97,165,608
Hubbell	91,361	39,134,484
Lockheed Martin	80,864	47,269,860
TE Connectivity	567,901	85,747,372
United Rentals	26,335	21,324,239
		329,413,373
	Number of shares	Value (US $)
Common Stocks♦ (continued)
Information Technology — 29.47%
Apple	782,866	$ 182,407,778
Applied Materials	405,076	81,845,606
CDW	85,808	19,418,350
Microchip Technology	376,519	30,230,711
Micron Technology	303,714	31,498,179
Microsoft	664,355	285,871,957
NVIDIA	1,567,732	190,385,374
Salesforce	171,975	47,071,277
SAP ADR	126,704	29,027,886
Seagate Technology Holdings	420,777	46,087,705
Taiwan Semiconductor Manufacturing ADR	599,487	104,112,907
Zebra Technologies Class A †	257,885	95,499,973
		1,143,457,703
Materials — 5.05%
Crown Holdings	631,622	60,559,918
Linde	143,272	68,320,686
Sherwin-Williams	176,290	67,284,604
		196,165,208
Utilities — 1.23%
NextEra Energy	564,487	47,716,086
		47,716,086
Total Common Stocks (cost $1,849,738,259)		3,783,047,302

Short-Term Investments — 2.70%
Money Market Mutual Funds — 2.70%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.83%)	26,173,451	26,173,451
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.83%)	26,173,451	26,173,451
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.89%)	26,173,451	26,173,451
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.83%)	26,173,451	26,173,451
Total Short-Term Investments (cost $104,693,804)		104,693,804
Total Value of Securities—100.19% (cost $1,954,432,063)		$3,887,741,106

Schedules of investments
Delaware Ivy Core Equity Fund
♦	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.
†	Non-income producing security.
Summary of abbreviations:
ADR – American Depositary Receipt
See accompanying notes, which are an integral part of the financial statements.

Delaware Ivy Global Bond Fund
September 30, 2024 (Unaudited)
		Principal amount°	Value (US $)
Agency Mortgage-Backed Securities — 7.55%
Fannie Mae S.F. 20 yr 4.00% 8/1/42		515,814	$ 505,760
Fannie Mae S.F. 30 yr
2.00% 9/1/51		3,146,933	2,608,413
2.50% 2/1/52		2,396,287	2,071,187
3.00% 5/1/51		2,493,421	2,241,388
3.50% 7/1/47		3,034,157	2,899,011
3.50% 6/1/52		2,108,925	1,965,271
4.00% 5/1/51		1,096,761	1,066,790
4.50% 1/1/50		75,696	76,367
4.50% 4/1/50		847,707	847,363
4.50% 10/1/52		303,382	298,365
5.00% 9/1/52		989,529	990,936
5.00% 2/1/53		942,968	943,168
5.50% 10/1/52		2,250,457	2,282,227
5.50% 3/1/53		399,963	405,159

Freddie Mac S.F. 15 yr 5.00% 6/1/38		2,103,158	2,131,260
Freddie Mac S.F. 20 yr 5.50% 6/1/43		1,546,256	1,582,049
Freddie Mac S.F. 30 yr
2.50% 2/1/52		133,370	116,130
3.00% 12/1/46		1,411,818	1,292,647
4.00% 8/1/52		1,196,174	1,154,871
4.50% 9/1/52		1,454,177	1,432,168
4.50% 10/1/52		2,515,046	2,472,337
5.00% 6/1/53		2,654,011	2,673,764
5.50% 2/1/54		2,402,096	2,454,968
6.00% 12/1/52		877,424	899,831
6.00% 3/1/53		1,384,334	1,416,657
6.00% 9/1/53		463,250	473,597

GNMA II S.F. 30 yr 3.00% 12/20/51		1,446,472	1,319,363
Total Agency Mortgage-Backed Securities (cost $37,752,436)			38,621,047

Corporate Bonds — 40.64%Δ
Australia — 6.78%
Amcor UK Finance 3.95% 5/29/32	EUR	700,000	796,183
Ampol
7.816% 12/2/81 ■, •	AUD	1,000,000	713,335
8.005% 12/9/80 ■, •	AUD	3,500,000	2,483,073
APA Infrastructure 2.00% 7/15/30 ■	EUR	1,000,000	1,033,229
AusNet Services Holdings Pty 7.562% 10/6/80 ■, •	AUD	2,000,000	1,401,076
Charter Hall LWR Pty 2.086% 3/3/28 ■	AUD	3,850,000	2,404,178
		Principal amount°	Value (US $)

Corporate BondsΔ (continued)
Australia (continued)
Commonwealth Bank of Australia 6.86% 11/9/32 μ	AUD	6,400,000	$ 4,668,305
CPIF Finance Pty 2.485% 10/28/30 ■	AUD	3,000,000	1,751,556
FMG Resources August 2006
144A 5.875% 4/15/30 #		255,000	258,520
144A 6.125% 4/15/32 #		255,000	261,097
National Australia Bank
5.74% 2/9/34 μ	AUD	4,949,000	3,494,266
6.322% 8/3/32 μ	AUD	7,992,000	5,729,373
6.342% 6/6/39 μ, ■	AUD	2,000,000	1,444,756
NSW Electricity Networks Finance Pty 2.543% 9/23/30	AUD	3,500,000	2,057,395
QIC Finance Town Centre Fund Pty 5.80% 5/21/31 ■	AUD	4,000,000	2,845,680
WestConnex Finance 3.15% 3/31/31 ■	AUD	3,200,000	1,956,841
Worley Financial Services Pty 5.95% 10/13/28 ■	AUD	2,000,000	1,407,395
			34,706,258
Brazil — 0.24%
LD Celulose International 144A 7.95% 1/26/32 #		400,000	410,750
Raizen Fuels Finance 144A 6.45% 3/5/34 #		385,000	407,731
Rumo Luxembourg 144A 5.25% 1/10/28 #		435,000	432,420
			1,250,901
Canada — 0.26%
Bank of Montreal 7.70% 5/26/84 μ		540,000	571,202
Bombardier
144A 7.00% 6/1/32 #		250,000	261,797
144A 7.25% 7/1/31 #		250,000	264,609
Enbridge 5.75% 7/15/80 μ		220,000	216,253
			1,313,861
Chile — 0.32%
AES Andes
144A 6.30% 3/15/29 #		600,000	624,645
144A 8.15% 6/10/55 #, μ		400,000	413,717

Schedules of investments
Delaware Ivy Global Bond Fund
		Principal amount°	Value (US $)

Corporate BondsΔ (continued)
Chile (continued)
Sociedad Quimica y Minera de Chile 144A 6.50% 11/7/33 #		540,000	$ 582,645
			1,621,007
China — 0.16%
ENN Energy Holdings 144A 2.625% 9/17/30 #		909,000	828,044
			828,044
Denmark — 0.09%
Danfoss Finance II 0.75% 4/28/31 ■	EUR	500,000	470,984
			470,984
France — 3.03%
Arkema 4.25% 5/20/30 ■	EUR	700,000	824,742
BPCE
2.25% 3/2/32 μ, ■	EUR	500,000	538,466
3.50% 1/25/28 ■	EUR	1,500,000	1,703,040
144A 5.125% 1/18/28 #		3,215,000	3,281,584
Credit Agricole
1.625% 6/5/30 μ, ■	EUR	2,900,000	3,180,356
144A 6.316% 10/3/29 #, μ		1,265,000	1,345,598
Edenred 3.625% 6/13/31 ■	EUR	1,100,000	1,243,765
Engie
0.50% 10/24/30 ■	EUR	1,600,000	1,535,882
144A 5.25% 4/10/29 #		350,000	362,336
144A 5.625% 4/10/34 #		325,000	341,687
Kering 3.625% 9/5/31 ■	EUR	1,000,000	1,140,970
			15,498,426
Germany — 1.77%
Allianz 2.625% 10/30/30 μ, ψ, ■	EUR	200,000	184,321
Aroundtown
1.45% 7/9/28 ■	EUR	900,000	909,881
1.625% 1/31/28 ■	EUR	1,700,000	1,747,008
Deutsche Bank
4.00% 6/24/32 μ, ■	EUR	500,000	556,258
6.72% 1/18/29 μ		950,000	1,005,924
6.819% 11/20/29 μ		740,000	796,758
7.146% 7/13/27 μ		360,000	374,816
E.ON 4.00% 8/29/33 ■	EUR	1,300,000	1,525,111
Heidelberg Materials Finance Luxembourg 4.875% 11/21/33 ■	EUR	500,000	607,697
		Principal amount°	Value (US $)

Corporate BondsΔ (continued)
Germany (continued)
Volkswagen International Finance 3.875% 3/29/26 ■	EUR	1,200,000	$ 1,347,618
			9,055,392
Guatemala — 0.12%
Central American Bottling 144A 5.25% 4/27/29 #		655,000	637,565
			637,565
Hong Kong — 0.31%
AIA Group 144A 5.375% 4/5/34 #		600,000	619,699
Cheung Kong Infrastructure Finance 1.00% 12/12/24 ■	EUR	875,000	968,319
			1,588,018
India — 0.20%
Summit Digitel Infrastructure 144A 2.875% 8/12/31 #		1,158,000	1,007,256
			1,007,256
Ireland — 0.52%
AerCap Ireland Capital DAC
3.00% 10/29/28		1,595,000	1,507,193
4.95% 9/10/34		585,000	582,071
5.10% 1/19/29		555,000	567,477
			2,656,741
Italy — 0.58%
Aeroporti di Roma 1.75% 7/30/31 ■	EUR	1,000,000	1,000,355
Autostrade per l'Italia
2.00% 12/4/28 ■	EUR	300,000	318,085
2.00% 1/15/30 ■	EUR	1,200,000	1,244,402
Eni 144A 5.50% 5/15/34 #		400,000	414,531
			2,977,373
Jamaica — 0.04%
Kingston Airport Revenue Finance 144A 6.75% 12/15/36 #		200,000	207,448
			207,448
Kuwait — 0.31%
NBK SPC
144A 1.625% 9/15/27 #, μ		887,000	837,094
144A 5.50% 6/6/30 #, μ		700,000	728,255
			1,565,349

		Principal amount°	Value (US $)

Corporate BondsΔ (continued)
Mexico — 0.64%
Banco Santander Mexico 144A 7.525% 10/1/28 #, μ		850,000	$ 897,384
BBVA Bancomer 144A 5.875% 9/13/34 #, μ		1,700,000	1,655,484
Cemex 144A 9.125% 3/14/28 #, μ, ψ		660,000	720,338
			3,273,206
Netherlands — 0.50%
ING Groep 2.125% 5/26/31 μ, ■	EUR	1,500,000	1,635,030
Koninklijke Philips 3.75% 5/31/32 ■	EUR	800,000	907,980
			2,543,010
Peru — 0.22%
Banco de Credito del Peru 144A 3.125% 7/1/30 #, μ		375,000	366,568
Banco Internacional del Peru 144A 3.25% 10/4/26 #		800,000	778,269
			1,144,837
South Africa — 0.07%
Bidvest Group UK 144A 3.625% 9/23/26 #		387,000	377,357
			377,357
Spain — 0.45%
Banco Bilbao Vizcaya Argentaria 4.875% 2/8/36 μ, ■	EUR	1,000,000	1,158,545
Banco Santander 3.50% 1/9/28 μ, ■	EUR	1,000,000	1,127,706
			2,286,251
Switzerland — 1.64%
ELM for Firmenich International 3.75% 9/3/25 μ, ψ, ■	EUR	100,000	110,900
Holcim Finance Luxembourg 0.50% 4/23/31 ■	EUR	1,400,000	1,307,006
Lonza Finance International 3.875% 4/24/36 ■	EUR	900,000	1,034,789
Sika Capital 3.75% 11/3/26 ■	EUR	900,000	1,021,603
		Principal amount°	Value (US $)

Corporate BondsΔ (continued)
Switzerland (continued)
UBS Group
0.65% 1/14/28 μ, ■	EUR	2,500,000	$ 2,634,368
4.375% 1/11/31 μ, ■	EUR	800,000	937,475
144A 4.751% 5/12/28 #, μ		800,000	805,242
144A 5.699% 2/8/35 #, μ		205,000	216,474
144A 6.85% 9/10/29 #, μ, ψ		305,000	309,394
			8,377,251
Türkiye — 0.28%
TAV Havalimanlari Holding 144A 8.50% 12/7/28 #		700,000	737,109
Turkiye Garanti Bankasi 144A 8.375% 2/28/34 #, μ		700,000	720,490
			1,457,599
Ukraine — 0.05%
MHP Lux 6.95% 4/3/26 ■		275,000	241,942
			241,942
United Arab Emirates — 0.15%
Galaxy Pipeline Assets Bidco 2.16% 3/31/34 ■		162,080	143,883
MAF Global Securities 7.875% 6/30/27 μ, ψ, ■		625,000	653,850
			797,733
United Kingdom — 1.62%
Babcock International Group 1.375% 9/13/27 ■	EUR	1,400,000	1,479,517
Barclays
4.973% 5/31/36 μ, ■	EUR	1,200,000	1,393,686
6.224% 5/9/34 μ		269,000	289,918
7.385% 11/2/28 μ		445,000	480,728
CK Hutchison International 24 II 144A 4.75% 9/13/34 #		855,000	852,001
Compass Group 3.25% 2/6/31 ■	EUR	1,100,000	1,237,672
Lloyds Banking Group 5.721% 6/5/30 μ		335,000	351,166
National Grid 0.25% 9/1/28 ■	EUR	1,200,000	1,202,641
Sage Group 1.625% 2/25/31 ■	GBP	900,000	985,901
			8,273,230

Schedules of investments
Delaware Ivy Global Bond Fund
		Principal amount°	Value (US $)

Corporate BondsΔ (continued)
United States — 20.29%
AbbVie 4.95% 3/15/31		1,955,000	$ 2,033,344
AEP Texas 5.40% 6/1/33		180,000	185,014
Air Lease
4.625% 10/1/28		788,000	791,130
5.10% 3/1/29		570,000	584,047
Amentum Escrow 144A 7.25% 8/1/32 #		495,000	517,051
American Tower
2.30% 9/15/31		1,450,000	1,248,393
5.20% 2/15/29		365,000	377,101
5.45% 2/15/34		320,000	334,690
Amgen 5.15% 3/2/28		2,235,000	2,302,066
Amphenol
2.20% 9/15/31		265,000	229,150
5.05% 4/5/27		265,000	271,332
5.25% 4/5/34		300,000	313,549
Aon North America 5.30% 3/1/31		1,490,000	1,555,215
Apollo Debt Solutions BDC 144A 6.70% 7/29/31 #		455,000	468,942
Appalachian Power 4.50% 8/1/32		770,000	760,114
Athene Global Funding 4.76% 4/21/27 ■	AUD	4,000,000	2,682,466
Aviation Capital Group
144A 3.50% 11/1/27 #		1,205,000	1,162,925
144A 5.375% 7/15/29 #		505,000	516,115
Bank of America
3.648% 3/31/29 μ, ■	EUR	1,500,000	1,708,247
5.468% 1/23/35 μ		450,000	473,395
5.819% 9/15/29 μ		300,000	315,800
6.204% 11/10/28 μ		1,155,000	1,219,454
Blue Owl Credit Income 144A 5.80% 3/15/30 #		1,165,000	1,154,282
Broadcom
5.05% 7/12/29		465,000	479,171
5.15% 11/15/31		290,000	301,074
Bunge Limited Finance 4.20% 9/17/29		650,000	648,533
Caesars Entertainment 144A 6.50% 2/15/32 #		495,000	512,344
Carrier Global 4.50% 11/29/32	EUR	1,000,000	1,200,696
CDW 3.276% 12/1/28		2,160,000	2,047,324
Charter Communications Operating 3.85% 4/1/61		1,660,000	1,018,951
		Principal amount°	Value (US $)

Corporate BondsΔ (continued)
United States (continued)
Cheniere Energy Partners 4.50% 10/1/29		570,000	$ 562,562
Citibank 5.438% 4/30/26		345,000	351,838
Citigroup 7.00% 8/15/34 μ, ψ		315,000	337,871
Citizens Bank 6.064% 10/24/25 μ		2,120,000	2,120,005
Cleveland-Cliffs 144A 7.00% 3/15/32 #		495,000	501,059
CNH Industrial 3.75% 6/11/31 ■	EUR	1,600,000	1,807,039
Constellation Energy Generation 5.60% 3/1/28		1,830,000	1,910,754
CRH SMW Finance DAC 4.00% 7/11/27 ■	EUR	600,000	687,298
Diamondback Energy
5.20% 4/18/27		250,000	255,208
5.40% 4/18/34		825,000	842,574
Duke Energy
2.55% 6/15/31		261,000	230,808
3.75% 4/1/31	EUR	1,300,000	1,464,513
6.45% 9/1/54 μ		290,000	301,832
Duke Energy Carolinas 4.95% 1/15/33		1,300,000	1,340,847
Elevance Health
5.15% 6/15/29		190,000	197,201
5.375% 6/15/34		295,000	310,221
Energy Transfer
5.95% 5/15/54		380,000	389,217
6.50% 11/15/26 μ, ψ		725,000	725,078
Entegris 144A 4.75% 4/15/29 #		1,795,000	1,770,499
Enterprise Products Operating
4.95% 2/15/35		345,000	350,494
5.55% 2/16/55		330,000	341,145
Ford Motor Credit
2.30% 2/10/25		475,000	469,738
2.90% 2/10/29		695,000	631,232
5.80% 3/8/29		370,000	376,224
6.125% 3/8/34		320,000	324,115
6.798% 11/7/28		200,000	211,238
6.80% 5/12/28		475,000	497,849
Freeport-McMoRan 5.45% 3/15/43		1,115,000	1,120,865
General Motors Financial
5.60% 6/18/31		220,000	226,009
5.75% 2/8/31		955,000	987,756
5.95% 4/4/34		220,000	227,772

		Principal amount°	Value (US $)

Corporate BondsΔ (continued)
United States (continued)
Goldman Sachs Group
5.727% 4/25/30 μ		380,000	$ 399,446
5.851% 4/25/35 μ		445,000	478,338
6.125% 11/10/34 μ, ψ		410,000	412,802
HCA 5.45% 4/1/31		1,965,000	2,047,994
Hilcorp Energy I
144A 6.00% 2/1/31 #		260,000	253,361
144A 6.25% 4/15/32 #		250,000	243,544
Home Depot
4.85% 6/25/31		175,000	181,459
4.875% 6/25/27		200,000	205,235
4.95% 6/25/34		515,000	535,610
Hyundai Capital America
144A 5.275% 6/24/27 #		290,000	296,596
144A 5.40% 6/24/31 #		315,000	326,837
JBS USA Holding Lux 3.625% 1/15/32		2,865,000	2,621,115
Jefferies Financial Group
2.625% 10/15/31		1,795,000	1,557,659
5.875% 7/21/28		135,000	140,869
JPMorgan Chase & Co.
1.764% 11/19/31 μ		120,000	103,190
3.54% 5/1/28 μ		2,132,000	2,093,793
5.012% 1/23/30 μ		445,000	456,492
5.571% 4/22/28 μ		500,000	515,601
6.254% 10/23/34 μ		213,000	236,980
Kinder Morgan
5.00% 2/1/29		185,000	189,033
5.20% 6/1/33		2,780,000	2,815,410
LYB International Finance III 5.50% 3/1/34		1,970,000	2,050,517
Medtronic 3.65% 10/15/29	EUR	600,000	692,426
Meta Platforms
4.30% 8/15/29		320,000	325,008
4.55% 8/15/31		135,000	138,064
4.75% 8/15/34		285,000	291,010
5.40% 8/15/54		330,000	345,985
Midcontinent Communications 144A 8.00% 8/15/32 #		515,000	524,819
Morgan Stanley
0.406% 10/29/27 μ	EUR	2,000,000	2,114,599
2.95% 5/7/32 μ	EUR	2,300,000	2,505,153
6.138% 10/16/26 μ		1,320,000	1,341,044
6.296% 10/18/28 μ		3,151,000	3,331,998
6.407% 11/1/29 μ		378,000	406,288
6.627% 11/1/34 μ		410,000	463,924
Netflix 4.90% 8/15/34		470,000	486,327
		Principal amount°	Value (US $)

Corporate BondsΔ (continued)
United States (continued)
Occidental Petroleum
5.375% 1/1/32		285,000	$ 289,149
5.55% 10/1/34		200,000	203,189
6.05% 10/1/54		190,000	193,053
6.125% 1/1/31		1,689,000	1,783,445
Oracle
4.20% 9/27/29		330,000	329,553
5.375% 9/27/54		330,000	330,043
Regions Financial 5.502% 9/6/35 μ		495,000	503,919
Resideo Funding 144A 6.50% 7/15/32 #		190,000	195,275
Roper Technologies 4.90% 10/15/34		440,000	443,254
Sempra 6.40% 10/1/54 μ		575,000	577,520
Sirius XM Radio 144A 4.125% 7/1/30 #		570,000	517,316
Southern 1.875% 9/15/81 μ	EUR	200,000	205,766
Sprint Capital 6.875% 11/15/28		2,060,000	2,250,760
State Street 4.993% 3/18/27		565,000	578,431
Stryker 3.375% 9/11/32	EUR	600,000	675,214
SVB Financial Group 4.57% 4/29/33 ‡		1,257,000	736,508
Targa Resources Partners 5.00% 1/15/28		2,030,000	2,031,154
T-Mobile USA
5.25% 6/15/55		705,000	702,081
5.75% 1/15/34		1,335,000	1,434,178
TransDigm
144A 6.625% 3/1/32 #		250,000	260,648
144A 6.875% 12/15/30 #		250,000	262,029
Uber Technologies 5.35% 9/15/54		345,000	342,386
UnitedHealth Group
4.50% 4/15/33		1,745,000	1,753,367
4.90% 4/15/31		1,490,000	1,541,871
5.50% 7/15/44		555,000	587,704
US Bancorp
4.653% 2/1/29 μ		1,167,000	1,178,564
5.384% 1/23/30 μ		170,000	176,586
5.678% 1/23/35 μ		385,000	408,262
5.727% 10/21/26 μ		817,000	827,409
6.787% 10/26/27 μ		250,000	262,574

Schedules of investments
Delaware Ivy Global Bond Fund
		Principal amount°	Value (US $)

Corporate BondsΔ (continued)
United States (continued)
Vistra Operations
144A 5.00% 7/31/27 #		290,000	$ 288,812
144A 5.125% 5/13/25 #		808,000	806,939
144A 5.625% 2/15/27 #		68,000	67,946
144A 6.95% 10/15/33 #		565,000	637,436
			103,793,643
Total Corporate Bonds (cost $201,660,557)			207,950,682

Government Agency Obligations — 1.84%Δ
France — 0.27%
Electricite de France
4.125% 6/17/31 ■	EUR	700,000	811,659
4.25% 1/25/32 ■	EUR	500,000	584,046
			1,395,705
Georgia — 0.27%
Georgian Railway JSC 4.00% 6/17/28 ■		1,525,000	1,383,270
			1,383,270
Indonesia — 0.97%
Perusahaan Perseroan Persero Perusahaan Listrik Negara 144A 5.375% 1/25/29 #		4,800,000	4,945,637
			4,945,637
Kazakhstan — 0.24%
Development Bank of Kazakhstan JSC
144A 5.50% 4/15/27 #		400,000	404,738
5.50% 4/15/27 ■		821,000	830,725
			1,235,463
Peru — 0.09%
Consorcio Transmantaro 144A 4.70% 4/16/34 #		435,000	425,940
			425,940
Total Government Agency Obligations (cost $9,112,662)			9,386,015

Sovereign Bonds — 32.08%Δ
Albania — 0.19%
Albania Government International Bond 144A 3.50% 11/23/31 #	EUR	896,000	944,646
			944,646
		Principal amount°	Value (US $)

Sovereign BondsΔ (continued)
Angola — 0.12%
Angolan Government International Bond 144A 8.75% 4/14/32 #		680,000	$ 611,306
			611,306
Australia — 1.00%
New South Wales Treasury 4.75% 2/20/35 ■	AUD	7,440,000	5,120,446
			5,120,446
Belgium — 0.25%
Kingdom of Belgium Government Bond 144A 3.45% 6/22/43 #	EUR	1,130,000	1,299,491
			1,299,491
Benin — 0.11%
Benin Government International Bond 144A 7.96% 2/13/38 #		570,000	566,573
			566,573
Bermuda — 0.31%
Bermuda Government International Bonds
144A 2.375% 8/20/30 #		848,000	750,310
3.375% 8/20/50 ■		1,149,000	847,388
			1,597,698
Brazil — 0.53%
Brazil Notas do Tesouro Nacional Serie F 10.00% 1/1/33	BRL	14,043,000	2,294,200
Brazilian Government International Bond 4.75% 1/14/50		558,000	428,290
			2,722,490
Chile — 0.36%
Chile Government International Bond 4.34% 3/7/42		2,019,000	1,849,005
			1,849,005
Colombia — 0.46%
Colombia Government International Bonds
3.25% 4/22/32		799,000	646,323
8.75% 11/14/53		1,568,000	1,723,564
			2,369,887

		Principal amount°	Value (US $)

Sovereign BondsΔ (continued)
Dominican Republic — 0.36%
Dominican Republic International Bond 144A 4.875% 9/23/32 #		1,910,000	$ 1,821,657
			1,821,657
Finland — 1.30%
Finland Government Bond 144A 3.00% 9/15/33 #	EUR	5,790,000	6,654,114
			6,654,114
France — 1.25%
French Republic Government Bond 144A 1.25% 5/25/38 #	EUR	7,250,000	6,372,966
			6,372,966
Georgia — 0.20%
Georgia Government International Bond 144A 2.75% 4/22/26 #		1,054,000	999,378
			999,378
Germany — 0.68%
Bundesrepublik Deutschland Bundesanleihe 2.60% 8/15/33 ■	EUR	3,000,000	3,484,519
			3,484,519
Guatemala — 0.43%
Guatemala Government Bond 144A 6.55% 2/6/37 #		2,134,000	2,216,799
			2,216,799
Indonesia — 0.38%
Indonesia Government International Bond 1.40% 10/30/31	EUR	110,000	106,595
Indonesia Treasury Bond 6.625% 2/15/34	IDR	23,945,000,000	1,604,536
Perusahaan Penerbit SBSN Indonesia III 4.70% 6/6/32 ■		204,000	206,824
			1,917,955
Ireland — 2.82%
Ireland Government Bonds
0.55% 4/22/41 ■	EUR	4,500,000	3,558,017
1.00% 5/15/26 ■	EUR	4,400,000	4,807,761
2.60% 10/18/34 ■	EUR	5,400,000	6,077,199
			14,442,977
		Principal amount°	Value (US $)

Sovereign BondsΔ (continued)
Italy — 1.98%
Italy Buoni Poliennali Del Tesoro 2.95% 2/15/27 ■	EUR	9,000,000	$ 10,132,214
			10,132,214
Ivory Coast — 0.75%
Ivory Coast Government International Bonds
5.875% 10/17/31 ■	EUR	350,000	369,757
144A 6.125% 6/15/33 #		3,661,000	3,456,888
			3,826,645
Japan — 1.83%
Japan Government Thirty Year Bonds
0.40% 3/20/50	JPY	1,713,250,000	8,198,246
1.20% 6/20/53	JPY	203,000,000	1,148,780
			9,347,026
Mexico — 0.53%
Mexican Udibonos 4.50% 11/22/35	MXN	13,196,243	648,221
Mexico Government International Bonds
3.50% 2/12/34		595,000	507,699
4.60% 1/23/46		1,911,000	1,563,060
			2,718,980
Netherlands — 2.69%
Netherlands Government Bonds
144A 2.00% 1/15/54 #	EUR	2,480,000	2,385,331
144A 2.50% 7/15/33 #	EUR	10,130,000	11,398,500
			13,783,831
Nigeria — 0.14%
Nigeria Government International Bond 7.375% 9/28/33 ■		849,000	723,399
			723,399
Paraguay — 0.76%
Paraguay Government International Bonds
144A 2.739% 1/29/33 #		1,887,000	1,610,808
144A 4.95% 4/28/31 #		2,301,000	2,299,294
			3,910,102
Peru — 0.24%
Corp Financiera de Desarrollo 144A 2.40% 9/28/27 #		1,300,000	1,220,621
			1,220,621

Schedules of investments
Delaware Ivy Global Bond Fund
		Principal amount°	Value (US $)

Sovereign BondsΔ (continued)
Poland — 0.63%
Bank Gospodarstwa Krajowego
144A 5.375% 5/22/33 #		1,200,000	$ 1,234,090
144A 5.75% 7/9/34 #		800,000	840,184
Republic of Poland Government International Bond 5.50% 4/4/53		1,096,000	1,124,132
			3,198,406
Republic of North Macedonia — 0.35%
North Macedonia Government International Bond 144A 1.625% 3/10/28 #	EUR	1,777,000	1,776,263
			1,776,263
Serbia — 0.48%
Serbia International Bonds
1.00% 9/23/28 ■	EUR	1,764,000	1,754,864
144A 6.00% 6/12/34 #		700,000	721,893
			2,476,757
South Africa — 0.15%
Republic of South Africa Government International Bond 5.65% 9/27/47		931,000	777,641
			777,641
South Korea — 0.16%
Export-Import Bank of Korea 5.125% 1/11/33		800,000	838,818
			838,818
Spain — 2.96%
Spain Government Bonds
144A 1.90% 10/31/52 #	EUR	3,210,000	2,503,923
144A 3.25% 4/30/34 #	EUR	11,000,000	12,619,275
			15,123,198
United Kingdom — 7.68%
United Kingdom Gilt
4.50% 6/7/28 ■	GBP	8,890,000	12,140,567
4.50% 12/7/42 ■	GBP	3,000	4,043
3.75% 3/7/27 ■	GBP	12,600,000	16,763,288
4.625% 1/31/34 ■	GBP	7,400,000	10,386,618
			39,294,516
Total Sovereign Bonds (cost $158,507,648)			164,140,324

		Principal amount°	Value (US $)

Supranational Banks — 1.26%
Central American Bank for Economic Integration 144A 1.14% 2/9/26 #		2,000,000	$ 1,915,932
Corp Andina de Fomento 5.00% 1/24/29		300,000	310,342
European Union 1.00% 7/6/32 ■	EUR	3,690,000	3,657,881
International Bank for Reconstruction & Development 13.50% 7/3/25	KZT	278,000,000	581,798
Total Supranational Banks (cost $6,471,412)			6,465,953

US Treasury Obligations — 12.37%
US Treasury Bonds
4.25% 2/15/54		7,005,000	7,140,722
4.625% 5/15/44		250,000	265,039
4.625% 5/15/54		3,420,000	3,710,433
US Treasury Notes
2.375% 5/15/27		8,000,000	7,758,594
3.375% 9/30/29		16,475,000	16,426,733
3.50% 9/30/31		285,000	284,488
3.875% 8/15/34		1,220,000	1,228,673
4.125% 3/31/29		9,230,000	9,441,280
4.375% 7/15/27		2,900,000	2,961,059
4.375% 5/15/34		2,575,000	2,697,514
4.625% 2/28/26		25,000	25,281
4.625% 6/30/26		11,170,000	11,343,004
Total US Treasury Obligations (cost $61,928,240)			63,282,820
	Number of shares
Short-Term Investments — 2.31%
Money Market Mutual Funds — 2.31%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.83%)	2,957,287	2,957,287
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.83%)	2,957,287	2,957,287
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.89%)	2,957,287	2,957,287

	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.83%)	2,957,287	$ 2,957,287
Total Short-Term Investments (cost $11,829,148)		11,829,148
Total Value of Securities Before Options Written—98.05% (cost $487,262,103)		501,675,989
	Number of contracts
Options Written — (0.01%)
Futures Call Options — (0.01%)
US Treasury 10 yr Notes, strike price $113, expiration date 10/25/24, notional amount $(2,135,700,000)	(189)	(38,391)
Total Options Written (premium received $126,555)		$(38,391)

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
Δ	Securities have been classified by country of risk.
■	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at September 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at September 30, 2024. Rate will reset at a future date.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2024, the aggregate value of Rule 144A securities was $106,246,470, which represents 20.77% of the Fund’s net assets. See Note 11 in “Notes to financial statements.”
ψ	Perpetual security. Maturity date represents next call date.
‡	Non-income producing security. Security is currently in default.
The following forward foreign currency exchange contracts, futures contracts, and swap contracts were outstanding at September 30, 2024:1
Forward Foreign Currency Exchange Contracts
Counterparty	Currency to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
CITI	AUD	(550,000)	USD	371,588	11/22/24	$—	$(8,909)
CITI	CAD	(1,675,000)	USD	1,231,175	11/22/24	—	(8,964)
CITI	EUR	(5,900,000)	USD	6,550,797	11/22/24	—	(31,216)
CITI	GBP	(23,181,000)	USD	30,150,241	11/22/24	—	(839,333)
JPMCB	EGP	449,791	USD	(9,014)	10/30/24	181	—
JPMCB	EUR	(4,470,620)	USD	4,974,954	12/13/24	—	(16,732)
JPMCB	INR	193,236,718	USD	(2,293,638)	12/13/24	3,989	—
JPMCB	JPY	500,000,000	USD	(3,516,896)	11/22/24	—	(12,660)
JPMCB	KZT	513,796,250	USD	(1,049,313)	12/13/24	6,866	—
TD	AUD	(59,961,214)	USD	40,341,504	11/22/24	—	(1,140,444)
TD	CAD	(850,000)	USD	626,816	11/22/24	—	(2,508)
TD	EUR	(109,936,659)	USD	122,210,537	11/22/24	—	(434,296)
TD	GBP	(7,800,000)	USD	10,387,420	11/22/24	—	(40,028)
TD	JPY	(1,811,915,000)	USD	12,547,654	11/22/24	—	(151,103)
Total Forward Foreign Currency Exchange Contracts						$11,036	$(2,686,193)

Schedules of investments
Delaware Ivy Global Bond Fund
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
(1,056)	Australian 3 yr Treasury Bonds	$(78,247,769)	$(78,402,045)	12/16/24	$154,276	$—	$(1,748)
185	Australian 10 yr Treasury Bonds	14,887,054	14,992,294		—	(105,240)	367
195	Canadian Treasury 10 yr Bonds	18,024,289	17,923,808	12/18/24	100,481	—	228
4	E-mini Japanese Treasury 10 yr Bonds	402,463	401,748	12/12/24	715	—	8
577	Euro-Bobl	77,106,620	76,506,830	12/6/24	599,790	—	1,788
(66)	Euro-BTP	(8,924,146)	(8,781,723)	12/6/24	—	(142,423)	36
(207)	Euro-Bund	(31,088,543)	(30,982,466)	12/6/24	—	(106,077)	13
23	Euro-Buxl	3,489,102	3,452,614	12/6/24	36,488	—	127
(126)	Euro-OAT	(17,790,185)	(17,712,815)	12/6/24	—	(77,370)	(417)
544	Euro-Schatz	64,900,207	64,578,047	12/6/24	322,160	—	720
3	Japanese Treasury 10 yr Bonds	3,019,308	3,013,261	12/13/24	6,047	—	(175)
(22)	Long 10 yr Gilt	(2,895,112)	(2,942,699)	12/27/24	47,587	—	1
(99)	Short Euro-BTP	(11,865,433)	(11,782,531)	12/6/24	—	(82,902)	10
(92)	US Treasury 2 yr Notes	(19,158,281)	(19,189,360)	12/31/24	31,079	—	—
559	US Treasury 5 yr Notes	61,424,492	61,602,710	12/31/24	—	(178,218)	—
(285)	US Treasury 10 yr Notes	(32,570,157)	(32,624,433)	12/19/24	54,276	—	—
(214)	US Treasury 10 yr Ultra Notes	(25,315,532)	(25,491,704)	12/19/24	176,172	—	—
58	US Treasury Long Bonds	7,202,875	7,238,218	12/19/24	—	(35,343)	—
(34)	US Treasury Ultra Bonds	(4,525,188)	(4,555,378)	12/19/24	30,190	—	—
Total Futures Contracts			$17,244,376		$1,559,261	$(727,573)	$958
Swap Contracts
CDS Contracts[2]
Counterparty/ Reference Obligation/ Termination Date/ Payment Frequency	Notional Amount[3]	Annual Protection Payments	Value	Amortized Upfront Payments Paid (Received)	Unrealized Appreciation[4]	Unrealized Depreciation[4]
Over-The-Counter:
Protection Purchased/Moody’s Ratings:
JPMCB Republic of Indonesia 1.00% 12/20/28 Baa2 6/20/28- Quarterly	4,033,000	1.000%	$(69,697)	$(17,242)	$—	$(52,455)

Counterparty/ Reference Obligation/ Termination Date/ Payment Frequency	Notional Amount[3]	Annual Protection Payments	Value	Amortized Upfront Payments Paid (Received)	Unrealized Appreciation[4]	Unrealized Depreciation[4]
Over-The-Counter (continued):
Protection Purchased/Moody’s Ratings (continued):
JPMCB Republic of South Africa 1.00% 12/20/28 Ba2 6/20/28- Quarterly	2,272,000	1.000%	$17,924	$97,882	$—	$(79,958)
JPMCB Republic of South Africa 1.00% 9/20/28 Ba2 6/20/28- Quarterly	1,494,000	1.000%	11,787	68,027	—	(56,240)
Total CDS Contracts			$(39,986)	$148,667	$—	$(188,653)
IRS Contracts[5]
Reference Obligation/ Termination Date/ Payment Frequency (Fixed Rate/ Floating Rate)	Notional Amount[3]	Fixed/ Floating Interest Rate Paid (Received)	Value	Amortized Upfront Payments Paid (Received)	Unrealized Appreciation[4]	Unrealized Depreciation[4]	Variation Margin Due from (Due to) Brokers
Centrally Cleared:
2 yr IRS[6] 3/15/26- (Annually/At Maturity)	23,000,000	(4.401)%/ 5.503%	$256,319	$(16,005)	$272,324	$—	$(30,590)
2 yr IRS[7] 6/18/26- (Annually/At Maturity)	EUR 27,000,000	2.856%/ (3.513)%	(352,206)	(600)	—	(351,606)	(3,752)
2 yr IRS[8] 8/15/26- (At Maturity/At Maturity)	JPY 18,500,000,000	0.479%/ (4.30)%	65,711	—	65,711	—	18,936
3 yr IRS[9] 3/7/27- (Annually/At Maturity)	GBP 12,430,000	3.739%/ (4.950)%	28,677	1,596	27,081	—	19,635
3 yr IRS[10] 7/30/27- (Semi Annually/At Maturity)	CAD 75,000,000	(3.301)%/ 4.450%	917,062	—	917,062	—	1,822
4 yr IRS[11] 9/16/28- (Annually/At Maturity)	SEK 575,000,000	1.875%/ (3.25)%	22,985	—	22,985	—	(4,754)
4 yr IRS[12] 9/16/28- (Semi Annually/At Maturity)	NOK 600,000,000	(3.086)%/ 4.73%	(233,818)	—	—	(233,818)	4,371
5 yr IRS[6] 4/23/29- (Annually/At Maturity)	10,650,000	(4.397)%/ 5.354%	510,219	—	510,219	—	(24,547)
5 yr IRS[9] 6/25/29- (Annually/At Maturity)	GBP 22,000,000	(3.886)%/ 5.078%	307,718	—	307,718	—	(47,737)

Schedules of investments
Delaware Ivy Global Bond Fund
IRS Contracts[5]
Reference Obligation/ Termination Date/ Payment Frequency (Fixed Rate/ Floating Rate)	Notional Amount[3]	Fixed/ Floating Interest Rate Paid (Received)	Value	Amortized Upfront Payments Paid (Received)	Unrealized Appreciation[4]	Unrealized Depreciation[4]	Variation Margin Due from (Due to) Brokers
Centrally Cleared (continued):
5 yr IRS[7] 10/11/29- (Annually/At Maturity)	EUR 10,190,000	(2.125)%/ 3.513%	$75,541	$—	$75,541	$—	$6,727
9 yr IRS[7] 8/15/33- (Annually/At Maturity)	EUR 1,740,000	(2.577)%/ 3.513%	64,126	31,000	33,126	—	2,006
12 yr IRS[9] 3/07/36- (Annually/At Maturity)	GBP 2,850,000	(3.842)%/ 4.950%	61,577	21,180	40,397	—	(5,765)
13 yr IRS[9] 9/07/37- (Annually/At Maturity)	GBP 1,760,000	(3.559)%/ 4.950%	(27,527)	—	—	(27,527)	(3,155)
30 yr IRS[6] 4/23/54- (Annually/At Maturity)	5,330,000	3.932%/ (5.354)%	(616,460)	(188,599)	—	(427,861)	8,812
Total IRS Contracts			$1,079,924	$(151,428)	$2,272,164	$(1,040,812)	$(57,991)
The use of forward foreign currency exchange contracts, futures contracts, and swap contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The forward foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) and variation margin are reflected in the Fund’s net assets.
[1]	See Note 8 in “Notes to financial statements.”
[2]	A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the CDS agreement.
[3]	Notional amount shown is stated in USD unless noted that the swap is denominated in another currency.
[4]	Unrealized appreciation (depreciation) does not include periodic interest payments (receipt) on swap contracts accrued daily in the amount of $258,361.
[5]	An IRS agreement is an exchange of interest rates between counterparties. Periodic payments (receipt) on such contracts are accrued daily and recorded as unrealized appreciation (depreciation) on swap contracts. Upon periodic payment (receipt) or termination of the contract, such amounts are recorded as realized gains (losses) on swap contracts.
[6]	Rates reset based on SOFR.
[7]	Rates reset based on ESTR.
[8]	Rates reset based on BOJ.
[9]	Rates reset based on SONIA.
[10]	Rates reset based on CORRA.
[11]	Rates reset based on STIBOR.
[12]	Rates reset based on NIBOR.
Summary of abbreviations:
BDC – Business Development Company
BOJ – Bank of Japan

Summary of abbreviations: (continued)
BTP – Buoni del Tesoro Poliennali
CITI – Citigroup
CORRA – Canadian Overnight Repo Rate Average
DAC – Designated Activity Company
ESTR – Euro Short-Term Rate
GNMA – Government National Mortgage Association
JPMCB – JPMorgan Chase Bank
JSC – Joint Stock Company
NIBOR – Norwegian Interbank Offered Rate
OAT – Obligations Assimilables du Trésor
S.F. – Single Family
SOFR – Secured Overnight Financing Rate
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
SONIA – Sterling Overnight Indexed Average
STIBOR – Stockholm Interbank Offered Rate
TD – TD Bank
yr – Year
Summary of currencies:
AUD – Australian Dollar
BRL – Brazilian Real
CAD – Canadian Dollar
EGP – Egypt Pound
EUR – European Monetary Unit
GBP – British Pound Sterling
IDR – Indonesian Rupiah
INR – Indian Rupee
JPY – Japanese Yen
KZT – Kazakhstani Tenge
MXN – Mexican Peso
NOK – Norwegian Krone
SEK – Swedish Krona
USD – US Dollar
See accompanying notes, which are an integral part of the financial statements.

Schedules of investments
Delaware Ivy Global Growth Fund
September 30, 2024 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 98.35%Δ
Austria — 1.00%
Mondi	504,464	$ 9,583,837
		9,583,837
Canada — 0.79%
Canadian Natural Resources	226,881	7,534,718
		7,534,718
Denmark — 1.07%
Genmab †	42,283	10,228,918
		10,228,918
France — 7.39%
Airbus	105,014	15,339,137
BNP Paribas	203,315	13,930,002
LVMH Moet Hennessy Louis Vuitton	23,046	17,662,541
Thales	70,272	11,150,728
Vinci	107,618	12,572,483
		70,654,891
Germany — 5.23%
Deutsche Telekom	613,193	18,013,175
SAP	80,608	18,340,566
Siemens	67,553	13,636,155
		49,989,896
India — 3.51%
HDFC Bank	867,088	17,921,448
NTPC	2,950,544	15,604,554
		33,526,002
Italy — 1.64%
Ferrari	33,465	15,634,482
		15,634,482
Japan — 4.77%
Hoya	141,100	19,423,646
ITOCHU	241,500	12,901,284
Mitsubishi UFJ Financial Group	1,312,000	13,268,339
		45,593,269
Netherlands — 1.17%
Adyen 144A #, †	7,128	11,128,976
		11,128,976
Singapore — 1.50%
Sea ADR †	152,238	14,352,999
		14,352,999
South Korea — 1.24%
KB Financial Group	191,973	11,876,283
		11,876,283
Sweden — 0.76%
Epiroc Class A	335,109	7,242,764
		7,242,764
	Number of shares	Value (US $)
Common StocksΔ (continued)
Taiwan — 2.90%
Taiwan Semiconductor Manufacturing	915,000	$ 27,669,885
		27,669,885
United Kingdom — 1.27%
AstraZeneca	78,409	12,147,574
		12,147,574
United States — 64.11%
Alphabet Class A	193,750	32,133,438
Amazon.com †	168,236	31,347,414
Aon Class A	31,004	10,727,074
Apple	129,897	30,266,001
BJ's Wholesale Club Holdings †	151,983	12,535,558
Blue Owl Capital	702,130	13,593,237
Casey's General Stores	41,287	15,511,939
CDW	49,328	11,162,926
Coca-Cola	213,505	15,342,469
ConocoPhillips	72,315	7,613,323
CSX	411,599	14,212,514
Danaher	43,772	12,169,491
Discover Financial Services	85,311	11,968,280
DraftKings Class A †	155,800	6,107,360
Eli Lilly & Co.	23,839	21,119,924
Home Depot	52,801	21,394,965
Howmet Aerospace	172,079	17,250,920
Ingersoll Rand	161,855	15,887,687
Intercontinental Exchange	106,089	17,042,137
KLA	23,357	18,087,894
Lam Research	13,013	10,619,649
Mastercard Class A	44,528	21,987,926
Meta Platforms Class A	28,178	16,130,214
Microchip Technology	164,602	13,215,895
Microsoft	122,218	52,590,405
Morgan Stanley	93,449	9,741,124
Netflix †	22,323	15,833,034
NVIDIA	317,403	38,545,420
Procter & Gamble	93,940	16,270,408
Salesforce	74,282	20,331,726
Sherwin-Williams	40,199	15,342,752
Thermo Fisher Scientific	18,538	11,467,051
UnitedHealth Group	34,061	19,914,786
Vertex Pharmaceuticals †	32,652	15,185,792
		612,650,733
Total Common Stocks (cost $661,286,606)		939,815,227

	Number of shares	Value (US $)

Preferred Stock — 0.60%Δ
Brazil — 0.60%
Petroleo Brasileiro 12.88% ω	869,818	$ 5,760,786
Total Preferred Stock (cost $5,641,392)		5,760,786

Short-Term Investments — 1.39%
Money Market Mutual Funds — 1.39%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.83%)	3,322,881	3,322,881
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.83%)	3,322,881	3,322,881
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.89%)	3,322,881	3,322,881
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.83%)	3,322,881	3,322,881
Total Short-Term Investments (cost $13,291,524)		13,291,524
Total Value of Securities—100.34% (cost $680,219,522)		$958,867,537
Δ	Securities have been classified by country of risk.
†	Non-income producing security.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2024, the aggregate value of Rule 144A securities was $11,128,976, which represents 1.16% of the Fund’s net assets. See Note 11 in “Notes to financial statements.”
ω	Perpetual security with no stated maturity date.
Summary of abbreviations:
ADR – American Depositary Receipt
See accompanying notes, which are an integral part of the financial statements.

Schedules of investments
Delaware Ivy High Income Fund
September 30, 2024 (Unaudited)
	Principal amount°	Value (US $)
Collateralized Debt Obligations — 1.54%
ABPCI Direct Lending Fund CLO II
Series 2017-1A DRR 144A 9.084% (TSFR03M + 4.15%, Floor 4.15%) 7/20/37 #, •	1,000,000	$ 1,000,000
Series 2017-1A ERR 144A 12.434% (TSFR03M + 7.50%, Floor 7.50%) 7/20/37 #, •	2,000,000	2,000,000

AGL CLO Series 2024-32A E 144A 11.015% (TSFR03M + 5.75%, Floor 5.75%) 7/21/37 #, •	2,000,000	2,007,950
AIMCO CLO
Series 2022-18A ER 144A 10.782% (TSFR03M + 5.50%, Floor 5.50%) 7/20/37 #, •	850,000	841,184
Series 2024-19A E 144A 0.00% (TSFR03M + 5.00%, Floor 5.00%) 10/20/37 #, •, ^	2,100,000	2,100,000

Bain Capital Credit CLO Series 2017-2A ER3 144A 12.634% (TSFR03M + 7.34%, Floor 7.34%) 7/25/37 #, •	2,000,000	1,960,826
Barings CLO
Series 2018-2A ER 144A 12.136% (TSFR03M + 6.90%, Floor 6.90%) 7/15/36 #, •	1,800,000	1,800,000
Series 2024-2A E 144A 11.20% (TSFR03M + 5.90%, Floor 5.90%) 7/15/39 #, •	2,100,000	2,087,824

Bear Mountain Park CLO Series 2022-1A ER 144A 11.251% (TSFR03M + 5.95%, Floor 5.95%) 7/15/37 #, •	1,500,000	1,496,138
Benefit Street Partners CLO XII-B Series 2017-12BRA E 144A 11.492% (TSFR03M + 6.25%, Floor 6.25%) 10/15/37 #, •	2,500,000	2,505,582
Carlyle US CLO
Series 2021-11A ER 144A 11.823% (TSFR03M + 6.50%, Floor 6.50%) 7/25/37 #, •	2,000,000	1,979,580
	Principal amount°	Value (US $)
Collateralized Debt Obligations (continued)
Carlyle US CLO
Series 2024-5A E 144A 0.00% (TSFR03M + 5.65%, Floor 5.65%) 10/25/36 #, •, ^	1,600,000	$ 1,600,000

Elmwood CLO Series 2022-4A ER 144A 10.986% (TSFR03M + 5.70%, Floor 5.70%) 7/17/37 #, •	2,000,000	1,994,866
Golub Capital Partners CLO
Series 2022-62A ER 144A 11.008% (TSFR03M + 6.40%, Floor 6.40%) 10/15/37 #, •	1,150,000	1,150,000
Series 2024-76A E 144A 10.492% (TSFR03M + 5.75%, Floor 5.75%) 10/25/37 #, •	1,150,000	1,150,000

Madison Park Funding XXX Series 2018-30A ER 144A 11.601% (TSFR03M + 6.40%, Floor 6.40%) 7/16/37 #, •	2,100,000	2,105,160
OFSI BSL XIV CLO Series 2024-14A E 144A 12.929% (TSFR03M + 7.74%, Floor 7.74%) 7/20/37 #, •	2,000,000	1,969,746
OHA Credit Funding
Series 2021-9A ER 144A 0.00% (TSFR03M + 5.50%, Floor 5.50%) 10/19/37 #, •, ^	2,550,000	2,550,000
Series 2022-11A ER 144A 10.606% (TSFR03M + 5.40%, Floor 5.40%) 7/19/37 #, •	2,200,000	2,198,801

Storm King Park CLO Series 2022-1A ER 144A 11.092% (TSFR03M + 6.15%, Floor 6.15%) 10/15/37 #, •	2,850,000	2,850,000
TCW CLO Series 2024-2A E 144A 12.48% (TSFR03M + 7.25%, Floor 7.25%) 7/17/37 #, •	2,500,000	2,485,667
Wellfleet CLO Series 2022-1A ER 144A 12.992% (TSFR03M + 7.75%, Floor 7.75%) 7/15/37 #, •	2,500,000	2,468,292
Total Collateralized Debt Obligations (cost $42,289,948)		42,301,616

	Principal amount°	Value (US $)

Convertible Bond — 2.43%
New Cotai PIK 5.00% exercise price $0.40, maturity date 2/2/27 <<, =, >>, π	24,770,433	$ 66,964,959
Total Convertible Bond (cost $24,317,558)		66,964,959

Corporate Bonds — 83.97%
Automotive — 3.13%
Clarios Global 144A 8.50% 5/15/27 #	9,335,000	9,382,898
Dana 4.50% 2/15/32	10,360,000	9,194,387
Garrett Motion Holdings 144A 7.75% 5/31/32 #	19,248,000	19,712,955
Goodyear Tire & Rubber 5.25% 7/15/31	15,655,000	14,136,708
Phinia 144A 6.625% 10/15/32 #	6,498,000	6,556,391
Wand NewCo 3 144A 7.625% 1/30/32 #	13,368,000	14,092,385
ZF North America Capital 144A 6.75% 4/23/30 #	12,960,000	13,079,024
		86,154,748
Banking — 1.93%
Banco Santander 8.00% 2/1/34 μ, ψ	14,200,000	15,103,191
Bank of Montreal 7.70% 5/26/84 μ	10,435,000	11,037,955
Barclays 9.625% 12/15/29 μ, ψ	13,550,000	15,290,010
Deutsche Bank 6.00% 10/30/25 μ, ψ	12,000,000	11,762,646
		53,193,802
Basic Industry — 5.40%
Arsenal AIC Parent 144A 8.00% 10/1/30 #	10,935,000	11,747,831
Cerdia Finanz 144A 9.375% 10/3/31 #	13,700,000	14,008,250
Cleveland-Cliffs 144A 7.00% 3/15/32 #	19,795,000	20,037,305
CP Atlas Buyer 144A 7.00% 12/1/28 #	16,699,000	15,478,064
FMG Resources August 2006 144A 5.875% 4/15/30 #	15,480,000	15,693,670
NOVA Chemicals 144A 8.50% 11/15/28 #	6,285,000	6,716,698
Novelis 144A 4.75% 1/30/30 #	22,749,000	22,074,967
Olympus Water US Holding
144A 7.25% 6/15/31 #	2,640,000	2,749,666
144A 9.75% 11/15/28 #	14,735,000	15,744,480

	Principalamount°	Value (US $)
Corporate Bonds (continued)
Basic Industry (continued)

Standard Building Solutions 144A 6.50% 8/15/32 #	13,825,000	$ 14,326,834
Standard Industries 144A 3.375% 1/15/31 #	3,720,000	3,317,251
Vibrantz Technologies 144A 9.00% 2/15/30 #	7,476,000	6,992,112
		148,887,128
Capital Goods — 6.56%
Amentum Escrow 144A 7.25% 8/1/32 #	4,565,000	4,768,362
Arcosa 144A 6.875% 8/15/32 #	6,865,000	7,190,428
Ardagh Metal Packaging Finance USA
144A 3.25% 9/1/28 #	8,115,000	7,435,802
144A 4.00% 9/1/29 #	9,775,000	8,734,282
Bombardier
144A 7.00% 6/1/32 #	4,945,000	5,178,335
144A 7.25% 7/1/31 #	6,805,000	7,202,650
144A 8.75% 11/15/30 #	5,590,000	6,145,222
Clydesdale Acquisition Holdings
144A 6.625% 4/15/29 #	3,525,000	3,561,762
144A 8.75% 4/15/30 #	10,040,000	10,205,138

Esab 144A 6.25% 4/15/29 #	14,260,000	14,663,672
Manitowoc 144A 9.25% 10/1/31 #	6,840,000	7,019,550
Mauser Packaging Solutions Holding
144A 7.875% 4/15/27 #	22,150,000	22,912,569
144A 9.25% 4/15/27 #	8,035,000	8,246,393
Sealed Air
144A 5.00% 4/15/29 #	5,900,000	5,816,712
144A 6.50% 7/15/32 #	5,035,000	5,205,037
144A 7.25% 2/15/31 #	3,565,000	3,777,610

Terex 144A 6.25% 10/15/32 #	13,020,000	13,020,000
TransDigm
144A 6.625% 3/1/32 #	10,260,000	10,696,994
144A 6.875% 12/15/30 #	24,815,000	26,008,999

Wesco Aircraft Holdings 144A 8.50% 11/15/24 #, ‡	20,375,000	2,954,375
		180,743,892
Consumer Goods — 1.89%
Cerdia Finanz 144A 10.50% 2/15/27 #	14,715,000	15,491,474
Fiesta Purchaser
144A 7.875% 3/1/31 #	6,406,000	6,802,410
144A 9.625% 9/15/32 #	9,560,000	9,919,815

MajorDrive Holdings IV 144A 6.375% 6/1/29 #	20,462,000	19,923,194
		52,136,893

Schedules of investments
Delaware Ivy High Income Fund
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Electric — 3.02%
Calpine
144A 4.625% 2/1/29 #	7,210,000	$ 6,969,709
144A 5.125% 3/15/28 #	6,880,000	6,789,339

Lightning Power 144A 7.25% 8/15/32 #	16,700,000	17,575,030
Vistra
144A 7.00% 12/15/26 #, μ, ψ	32,965,000	33,678,824
144A 8.00% 10/15/26 #, μ, ψ	17,255,000	18,090,021
		83,102,923
Energy — 12.82%
Archrock Partners 144A 6.625% 9/1/32 #	13,235,000	13,581,704
Ascent Resources Utica Holdings 144A 5.875% 6/30/29 #	7,981,000	7,891,037
Civitas Resources 144A 8.625% 11/1/30 #	14,025,000	14,871,016
EQM Midstream Partners
144A 4.75% 1/15/31 #	26,258,000	25,443,151
6.50% 7/15/48	5,345,000	5,531,279
Genesis Energy
7.75% 2/1/28	10,625,000	10,766,525
7.875% 5/15/32	3,320,000	3,382,884

Gulfport Energy Operating 144A 6.75% 9/1/29 #	13,705,000	13,882,425
Hilcorp Energy I
144A 6.00% 4/15/30 #	24,180,000	23,590,238
144A 6.00% 2/1/31 #	2,330,000	2,270,505
144A 6.25% 4/15/32 #	10,220,000	9,956,099

Matador Resources 144A 6.25% 4/15/33 #	9,555,000	9,418,630
Murphy Oil 6.00% 10/1/32	5,196,000	5,130,484
Nabors Industries
144A 8.875% 8/15/31 #	5,555,000	5,289,277
144A 9.125% 1/31/30 #	10,655,000	10,997,910

NGL Energy Operating 144A 8.375% 2/15/32 #	13,785,000	14,216,539
Noble Finance II 144A 8.00% 4/15/30 #	10,295,000	10,630,141
NuStar Logistics
6.00% 6/1/26	10,678,000	10,749,810
6.375% 10/1/30	11,772,000	12,223,072
SM Energy
144A 6.75% 8/1/29 #	4,825,000	4,848,758
144A 7.00% 8/1/32 #	6,074,000	6,101,637

Southwestern Energy 5.375% 3/15/30	4,209,000	4,199,077
Sunoco 144A 7.25% 5/1/32 #	6,565,000	6,964,395
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)
Transocean
144A 8.00% 2/1/27 #	17,617,000	$ 17,620,083
144A 8.50% 5/15/31 #	11,185,000	11,121,125
USA Compression Partners
6.875% 9/1/27	8,245,000	8,321,209
144A 7.125% 3/15/29 #	5,582,000	5,753,602
Venture Global LNG
144A 7.00% 1/15/30 #	13,860,000	14,169,937
144A 8.375% 6/1/31 #	16,660,000	17,603,056

Vital Energy 144A 7.875% 4/15/32 #	23,855,000	23,126,230
Weatherford International 144A 8.625% 4/30/30 #	22,675,000	23,644,277
		353,296,112
Financial Services — 3.62%
AerCap Holdings 5.875% 10/10/79 μ	32,432,000	32,451,647
Air Lease 4.65% 6/15/26 μ, ψ	17,485,000	17,087,872
Block 144A 6.50% 5/15/32 #	10,420,000	10,863,559
Castlelake Aviation Finance DAC 144A 5.00% 4/15/27 #	8,523,000	8,576,081
Focus Financial Partners 144A 6.75% 9/15/31 #	13,172,000	13,306,302
Fortress Transportation and Infrastructure Investors 144A 7.00% 6/15/32 #	13,995,000	14,703,162
UBS Group 144A 6.85% 9/10/29 #, μ, ψ	2,775,000	2,814,980
		99,803,603
Healthcare — 5.70%
AthenaHealth Group 144A 6.50% 2/15/30 #	10,920,000	10,498,275
Avantor Funding 144A 3.875% 11/1/29 #	17,760,000	16,818,171
Cheplapharm Arzneimittel 144A 5.50% 1/15/28 #	21,610,000	20,978,912
CHS
144A 4.75% 2/15/31 #	15,020,000	13,214,251
144A 5.25% 5/15/30 #	6,795,000	6,259,047
144A 6.125% 4/1/30 #	3,563,000	3,049,387
144A 6.875% 4/15/29 #	3,555,000	3,226,923
DaVita
144A 3.75% 2/15/31 #	9,910,000	8,947,095
144A 4.625% 6/1/30 #	6,545,000	6,244,160

Grifols 144A 4.75% 10/15/28 #	10,315,000	9,670,926
Legacy LifePoint Health 144A 4.375% 2/15/27 #	10,995,000	10,791,818
Medline Borrower 144A 3.875% 4/1/29 #	16,979,000	16,089,547

	Principalamount°	Value (US $)
Corporate Bonds (continued)
Healthcare (continued)

Organon & Co. 144A 5.125% 4/30/31 #	17,255,000	$ 16,267,693
Surgery Center Holdings 144A 7.25% 4/15/32 #	14,265,000	14,907,253
		156,963,458
Insurance — 4.39%
Ardonagh Finco 144A 7.75% 2/15/31 #	16,665,000	17,241,242
Howden UK Refinance
144A 7.25% 2/15/31 #	9,350,000	9,710,349
144A 8.125% 2/15/32 #	8,375,000	8,616,501
HUB International
144A 5.625% 12/1/29 #	15,395,000	15,112,531
144A 7.375% 1/31/32 #	13,935,000	14,397,921
Jones Deslauriers Insurance Management
144A 8.50% 3/15/30 #	21,010,000	22,496,983
144A 10.50% 12/15/30 #	7,373,000	8,024,375

Panther Escrow Issuer 144A 7.125% 6/1/31 #	13,925,000	14,616,989
USI 144A 7.50% 1/15/32 #	10,450,000	10,838,730
		121,055,621
Leisure — 6.07%
Boyd Gaming 144A 4.75% 6/15/31 #	10,125,000	9,674,638
Caesars Entertainment
144A 6.50% 2/15/32 #	6,890,000	7,131,419
144A 7.00% 2/15/30 #	21,345,000	22,313,657
Carnival
144A 5.75% 3/1/27 #	14,050,000	14,237,954
144A 6.00% 5/1/29 #	29,735,000	30,146,065

Light & Wonder International 144A 7.25% 11/15/29 #	12,795,000	13,247,482
Royal Caribbean Cruises
144A 5.375% 7/15/27 #	68,000	68,655
144A 5.50% 4/1/28 #	34,714,000	35,175,832

Scientific Games Holdings 144A 6.625% 3/1/30 #	26,575,000	26,391,375
Six Flags Entertainment 144A 6.625% 5/1/32 #	8,435,000	8,741,342
		167,128,419
Media — 9.70%
Advantage Sales & Marketing 144A 6.50% 11/15/28 #	13,794,000	13,107,463
AMC Networks 4.25% 2/15/29	19,826,000	14,357,190
Arches Buyer 144A 6.125% 12/1/28 #	8,394,000	7,194,565
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Media (continued)
CCO Holdings
144A 4.50% 8/15/30 #	18,065,000	$ 16,388,703
4.50% 5/1/32	530,000	458,677
144A 4.75% 2/1/32 #	13,515,000	11,922,096
144A 5.375% 6/1/29 #	2,520,000	2,430,497
144A 6.375% 9/1/29 #	24,785,000	24,831,720

Cimpress 144A 7.375% 9/15/32 #	9,505,000	9,593,874
CMG Media 144A 8.875% 12/15/27 #	29,242,000	17,325,885
CSC Holdings
144A 4.50% 11/15/31 #	10,380,000	7,565,113
144A 5.00% 11/15/31 #	10,946,000	5,417,569

Cumulus Media New Holdings 144A 8.00% 7/1/29 #	18,686,000	7,526,861
Directv Financing 144A 5.875% 8/15/27 #	14,075,000	13,829,214
Gray Television
144A 4.75% 10/15/30 #	16,210,000	10,326,678
144A 5.375% 11/15/31 #	23,550,000	14,746,094

McGraw-Hill Education 144A 7.375% 9/1/31 #	9,787,000	10,162,410
Midcontinent Communications 144A 8.00% 8/15/32 #	13,065,000	13,314,110
Nexstar Media 144A 4.75% 11/1/28 #	17,990,000	17,202,495
Sirius XM Radio
144A 4.00% 7/15/28 #	4,300,000	4,060,058
144A 4.125% 7/1/30 #	24,355,000	22,103,926

Stagwell Global 144A 5.625% 8/15/29 #	14,375,000	13,909,085
Univision Communications 144A 7.375% 6/30/30 #	9,705,000	9,400,639
		267,174,922
Real Estate — 0.07%
Iron Mountain 144A 5.25% 3/15/28 #	2,050,000	2,043,491
		2,043,491
Retail — 3.63%
Asbury Automotive Group
144A 4.625% 11/15/29 #	951,000	907,707
4.75% 3/1/30	14,798,650	14,176,242
Bath & Body Works
6.875% 11/1/35	22,735,000	23,715,265
6.95% 3/1/33	1,347,000	1,365,519
Carvana
PIK 144A 13.00% 6/1/30 #, >>	5,122,650	5,574,523
PIK 144A 14.00% 6/1/31 #, >>	4,782,900	5,637,999

Schedules of investments
Delaware Ivy High Income Fund
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Retail (continued)
Murphy Oil USA
144A 3.75% 2/15/31 #	3,075,000	$ 2,774,270
4.75% 9/15/29	4,785,000	4,655,282

PetSmart 144A 7.75% 2/15/29 #	24,396,000	24,106,676
Victra Holdings 144A 8.75% 9/15/29 #	16,325,000	17,155,058
		100,068,541
Services — 3.50%
ADT Security 144A 4.125% 8/1/29 #	4,445,000	4,249,674
Avis Budget Car Rental 144A 5.75% 7/15/27 #	3,755,000	3,730,064
GFL Environmental 144A 6.75% 1/15/31 #	11,565,000	12,144,201
Prime Security Services Borrower 144A 5.75% 4/15/26 #	1,900,000	1,910,239
Resideo Funding 144A 6.50% 7/15/32 #	11,765,000	12,091,620
S&S Holdings 144A 8.375% 10/1/31 #	9,545,000	9,617,595
United Rentals North America 3.875% 2/15/31	19,835,000	18,467,601
White Cap Buyer 144A 6.875% 10/15/28 #	21,190,000	21,406,180
White Cap Parent 144A PIK 8.25% 3/15/26 #, >	12,849,000	12,869,057
		96,486,231
Technology & Electronics — 3.85%
Cloud Software Group 144A 6.50% 3/31/29 #	22,380,000	22,286,259
Entegris
144A 4.75% 4/15/29 #	1,331,000	1,312,832
144A 5.95% 6/15/30 #	25,915,000	26,419,202
NCR Voyix
144A 5.00% 10/1/28 #	4,555,000	4,474,660
144A 5.125% 4/15/29 #	784,000	767,868
Seagate HDD Cayman
5.75% 12/1/34	8,560,000	8,635,739
8.25% 12/15/29	7,815,000	8,490,815

Sensata Technologies 144A 4.00% 4/15/29 #	17,615,000	16,806,782
UKG 144A 6.875% 2/1/31 #	12,225,000	12,640,968
Zebra Technologies 144A 6.50% 6/1/32 #	3,950,000	4,127,229
		105,962,354
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Telecommunications — 7.55%
Connect Finco
144A 6.75% 10/1/26 #	34,399,000	$ 34,399,000
144A 9.00% 9/15/29 #	14,985,000	14,520,242
Consolidated Communications
144A 5.00% 10/1/28 #	6,115,000	5,634,044
144A 6.50% 10/1/28 #	26,996,000	25,557,302
Frontier Communications Holdings
5.875% 11/1/29	7,124,667	7,079,346
144A 6.00% 1/15/30 #	21,459,000	21,441,569
144A 6.75% 5/1/29 #	17,150,000	17,283,233

Iliad Holding 144A 8.50% 4/15/31 #	20,110,000	21,647,932
Sable International Finance
144A 5.75% 9/7/27 #	17,412,000	17,384,043
144A 7.125% 10/15/32 #	13,695,000	13,758,956

Vmed O2 UK Financing I 144A 4.75% 7/15/31 #	18,655,000	16,624,075
VZ Secured Financing 144A 5.00% 1/15/32 #	13,710,000	12,641,628
		207,971,370
Transportation — 1.14%
Air Canada 144A 3.875% 8/15/26 #	16,995,000	16,563,174
Genesee & Wyoming 144A 6.25% 4/15/32 #	14,280,000	14,702,677
		31,265,851
Total Corporate Bonds (cost $2,303,571,001)		2,313,439,359

Loan Agreements — 9.23%
Basic Industry — 3.27%
Foresight Energy Operating Tranche A 12.704% (SOFR03M + 8.10%) 6/30/27 <<, •	7,447,839	6,889,251
Form Technologies Tranche B 9.907% (SOFR03M + 4.85%) 7/22/25 •	39,110,515	38,426,081
Hexion Holdings 2nd Lien 12.383% (SOFR01M + 7.54%) 3/15/30 •	9,179,000	8,320,112
PMHC II 9.704% (SOFR03M + 4.25%) 4/23/29 •	10,469,699	10,232,497
Usalco TBD
9/17/31 X	5,670,742	5,670,742
9/18/31 X	584,258	584,258

	Principalamount°	Value (US $)

Loan Agreements (continued)
Basic Industry (continued)

Vantage Specialty Chemicals 1st Lien 9.871% (SOFR03M + 4.75%) 10/26/26 •	20,194,663	$ 20,027,431
		90,150,372
Capital Goods — 1.14%
Hunter Douglas Holding Tranche B-1 8.571% (SOFR03M + 3.50%) 2/26/29 •	8,321,363	8,273,814
SPX Flow 8.346% (SOFR01M + 3.50%) 4/5/29 •	9,015,000	9,036,510
SunSource Borrower 8.945% (SOFR01M + 4.10%) 3/25/31 •	14,208,600	14,131,632
		31,441,956
Consumer Discretionary — 0.00%
Cedar Fair Tranche B 6.845% (SOFR01M + 2.00%) 5/1/31 •	8,600	8,596
		8,596
Healthcare — 2.39%
Amynta Agency Borrower 9.002% (SOFR03M + 3.75%) 2/28/28 •	16,478,028	16,500,339
Bausch & Lomb 8.27% (SOFR01M + 3.35%) 5/10/27 •	14,529,205	14,490,862
Cotiviti Holdings 7.625% 5/1/31	14,040,000	14,040,000
Heartland Dental 9.345% (SOFR01M + 4.50%) 4/28/28 •	20,969,625	20,633,629
		65,664,830
Media — 0.04%
Univision Communications 1st Lien TBD 6/24/29 X	1,143,892	1,130,309
		1,130,309
Services — 0.48%
Staples 10.689% (SOFR03M + 5.75%) 9/4/29 •	14,615,000	13,317,919
		13,317,919
Technology & Electronics — 1.75%
Applied Systems 2nd Lien 9.854% (SOFR03M + 5.25%) 2/23/32 •	13,310,000	13,732,872
BMC Software 11.005% (SOFR03M + 5.75%) 7/3/32 •	15,825,000	15,607,407
Indicor Tranche C 7.854% (SOFR03M + 3.25%) 11/22/29 •	13,979,750	14,019,061
	Principalamount°	Value (US $)

Loan Agreements (continued)
Technology & Electronics (continued)
Instructure Holdings 2nd Lien TBD 9/10/32 X	4,813,000	$ 4,841,074
		48,200,414
Telecommunications — 0.16%
MLN US HoldCo
1st Lien 12.079% (SOFR03M + 6.80%) 10/18/27 •	32,191,651	3,380,124
Tranche B 14.629% (SOFR03M + 9.25%) 10/18/27 •	13,596,147	951,730
		4,331,854
Total Loan Agreements (cost $292,188,944)		254,246,250
	Number of shares
Common Stocks — 3.51%
Basic Industry — 0.58%
BIS Industries Holdings <<, =, †, π	19,682,813	0
Foresight Energy <<, =, †	1,117,414	16,034,886
Westmoreland Coal =, †, π	4,238	7,417
		16,042,303
Consumer Goods — 0.00%
ASG Warrant =, †, π	19,688	0
		0
Energy — 0.02%
Maritime Finance <<, =, †	1,750,000	565,221
Sabine Oil & Gas Holdings =, †	5,385	6,671
		571,892
Financial Services — 0.80%
New Cotai <<, =, †, π	20,316,462	21,969,596
		21,969,596
Leisure — 1.55%
Studio City International Holdings †, π	3,872,825	29,046,188
Studio City International Holdings ADR †	1,820,808	13,656,060
		42,702,248
Retail — 0.55%
True Religion Apparel <<, =, †, π	395	15,096,083
		15,096,083

Schedules of investments
Delaware Ivy High Income Fund
	Number of shares	Value (US $)
Common Stocks (continued)
Utilities — 0.01%
Larchmont Resources <<, =, †, π	18,338	$ 260,224
		260,224
Total Common Stocks (cost $302,155,890)		96,642,346

Preferred Stock — 0.07%
Retail —0.07%
True Religion Apparel 6.25% <<, =, †, ω, π	410	2,050,430
Total Preferred Stock (cost $6,748,583)		2,050,430

Short-Term Investments — 0.25%
Money Market Mutual Funds — 0.25%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.83%)	1,706,372	1,706,372
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.83%)	1,706,372	1,706,372
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.89%)	1,706,371	1,706,371
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.83%)	1,706,371	1,706,371
Total Short-Term Investments (cost $6,825,486)		6,825,486
Total Value of Securities—101.00% (cost $2,978,097,410)		$2,782,470,446
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2024, the aggregate value of Rule 144A securities was $2,067,970,543, which represents 75.06% of the Fund’s net assets. See Note 11 in “Notes to financial statements.”
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at September 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
^	Represents a security with a settlement after September 30, 2024, at which time the interest rate will be reflected.
<<	Affiliated company. See Note 2 in “Notes to financial statements.”
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in “Notes to financial statements.”
>>	PIK. 100% of the income received was in the form of principal.
π	Restricted security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At September 30, 2024, the aggregate value of restricted securities was $135,394,897, which represented 4.91% of the Fund’s net assets. See Note 11 in “Notes to financial statements” and table on the next page for additional details on restricted securities.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at September 30, 2024. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
‡	Non-income producing security. Security is currently in default.
>	PIK. 100% of the income received was in the form of cash.
X	This loan will settle after September 30, 2024, at which time the interest rate, based on the SOFR and the agreed upon spread on trade date, will be reflected.
†	Non-income producing security.
ω	Perpetual security with no stated maturity date.

Restricted Securities
Investments	Date of Acquisition	Cost	Value
ASG Warrant	5/30/18	$1,206,000	$—
BIS Industries Holdings	12/22/17	1,852,487	—
Larchmont Resources	12/8/16	—	260,224
New Cotai PIK	2/7/22	24,317,558	66,964,959
New Cotai	9/29/20	194,451,977	21,969,596
Studio City International Holdings	8/5/20	23,370,959	29,046,188
True Religion Apparel	10/19/20	17,881,282	15,096,083
True Religion Apparel 6.25%	10/19/20	6,748,583	2,050,430
Westmoreland Coal	3/15/19	3,179	7,417
Total		$269,832,025	$135,394,897
Summary of abbreviations:
ADR – American Depositary Receipt
CLO – Collateralized Loan Obligation
DAC – Designated Activity Company
LNG – Liquefied Natural Gas
PIK – Payment-in-kind
SOFR – Secured Overnight Financing Rate
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
TBD – To be determined
TSFR03M – 3 Month Term Secured Overnight Financing Rate
USD – US Dollar
See accompanying notes, which are an integral part of the financial statements.

Schedules of investments
Delaware Ivy International Core Equity Fund
September 30, 2024 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 98.84%Δ
Austria — 1.82%
Mondi	1,544,703	$ 29,346,359
		29,346,359
Brazil — 4.41%
Banco do Brasil	3,336,153	16,706,179
MercadoLibre †	26,577	54,534,941
		71,241,120
Canada — 2.03%
Dollarama	320,126	32,792,529
		32,792,529
China — 8.99%
Alibaba Group Holding ADR	290,352	30,812,154
Budweiser Brewing 144A #	13,575,700	18,266,602
China Mengniu Dairy	7,904,000	19,013,076
Midea Group Class A	2,282,704	24,746,293
Shenzhen Mindray Bio-Medical Electronics Class A	597,747	24,962,568
Tencent Holdings	481,100	27,514,945
		145,315,638
Denmark — 2.32%
Genmab †	48,611	11,759,760
Novo Nordisk Class B	219,705	25,813,873
		37,573,633
France — 12.31%
Airbus	295,812	43,208,532
BNP Paribas	462,388	31,680,229
Hermes International	7,182	17,636,183
LVMH Moet Hennessy Louis Vuitton	21,549	16,515,235
Thales	260,466	41,330,623
TotalEnergies	321,938	20,964,369
Vinci	236,748	27,658,107
		198,993,278
Germany — 11.12%
Deutsche Telekom	1,250,148	36,724,383
Heidelberg Materials	237,343	25,785,760
KION Group	670,858	26,368,293
SAP	209,575	47,684,151
Siemens	132,573	26,761,003
Siemens Healthineers 144A #	274,119	16,434,602
		179,758,192
India — 6.86%
Axis Bank	2,388,387	35,118,455
Bharti Airtel	769,789	15,703,737
HDFC Bank	1,844,090	38,114,659
NTPC	4,148,065	21,937,888
		110,874,739
	Number of shares	Value (US $)
Common StocksΔ (continued)
Ireland — 2.40%
Experian	346,483	$ 18,209,589
ICON †	71,361	20,502,729
		38,712,318
Japan — 11.92%
Asahi Group Holdings	1,967,700	25,718,034
Makita	951,000	32,031,943
Mitsubishi UFJ Financial Group	2,296,200	23,221,616
Nintendo	497,300	26,421,171
Renesas Electronics	1,663,100	24,056,948
Seven & i Holdings	1,973,400	29,479,143
Tokio Marine Holdings	407,053	14,815,058
Tokyo Electron	96,000	16,892,259
		192,636,172
Netherlands — 6.82%
Adyen 144A #, †	22,579	35,252,687
ASML Holding	36,461	30,261,341
ING Groep	1,290,398	23,376,080
Shell	647,501	21,309,439
		110,199,547
Singapore — 2.46%
Sea ADR †	421,419	39,731,383
		39,731,383
South Korea — 4.43%
KB Financial Group	671,867	41,564,610
SK Hynix	224,398	29,960,917
		71,525,527
Spain — 2.40%
Banco Bilbao Vizcaya Argentaria	3,595,511	38,854,747
		38,854,747
Sweden — 0.75%
Epiroc Class A	562,811	12,164,124
		12,164,124
Switzerland — 1.95%
Alcon	314,507	31,472,715
		31,472,715
Taiwan — 4.24%
Taiwan Semiconductor Manufacturing	2,268,000	68,585,025
		68,585,025
United Kingdom — 7.85%
AstraZeneca ADR	406,816	31,695,034
Compass Group	1,036,242	33,166,566
Haleon	3,882,237	20,392,912
HSBC Holdings	2,462,523	22,031,872

	Number of shares	Value (US $)
Common StocksΔ (continued)
United Kingdom (continued)
Rentokil Initial	4,004,418	$ 19,508,907
		126,795,291
United States — 3.76%
Freshworks Class A †	875,806	10,054,253
Roche Holding	104,281	33,341,335
Stellantis	1,255,175	17,328,050
		60,723,638
Total Common Stocks (cost $1,280,882,919)		1,597,295,975

Short-Term Investments — 1.51%
Money Market Mutual Funds — 1.51%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.83%)	6,101,824	6,101,824
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.83%)	6,101,824	6,101,824
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.89%)	6,101,825	6,101,825
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.83%)	6,101,824	6,101,824
Total Short-Term Investments (cost $24,407,297)		24,407,297
Total Value of Securities—100.35% (cost $1,305,290,216)		$1,621,703,272
Δ	Securities have been classified by country of risk.
†	Non-income producing security.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2024, the aggregate value of Rule 144A securities was $69,953,891, which represents 4.33% of the Fund’s net assets. See Note 11 in “Notes to financial statements.”
Summary of abbreviations:
ADR – American Depositary Receipt
See accompanying notes, which are an integral part of the financial statements.

Schedules of investments
Delaware Ivy Large Cap Growth Fund
September 30, 2024 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 99.54%♦
Communication Services — 8.46%
Alphabet Class A	2,897,388	$ 480,531,800
Alphabet Class C	468,570	78,340,218
Electronic Arts	1,070,882	153,607,314
		712,479,332
Consumer Discretionary — 11.23%
Amazon.com †	2,980,216	555,303,647
Booking Holdings	26,084	109,868,938
Ferrari	262,065	123,199,377
Home Depot	67,249	27,249,295
LVMH Moet Hennessy Louis Vuitton ADR	845,667	129,902,908
		945,524,165
Consumer Staples — 2.49%
Coca-Cola	2,918,163	209,699,193
		209,699,193
Financials — 11.35%
Intercontinental Exchange	1,648,822	264,866,766
MSCI	221,468	129,100,341
S&P Global	234,697	121,249,164
Visa Class A	1,603,455	440,869,953
		956,086,224
Healthcare — 11.52%
Cooper †	1,229,976	135,715,552
Danaher	847,889	235,730,100
Intuitive Surgical †	317,691	156,072,058
UnitedHealth Group	599,713	350,640,197
Veeva Systems Class A †	435,920	91,486,530
		969,644,437
Industrials — 8.15%
Broadridge Financial Solutions	666,661	143,352,115
Equifax	560,671	164,758,780
JB Hunt Transport Services	374,598	64,554,473
TransUnion	299,615	31,369,691
Verisk Analytics	264,392	70,846,480
Waste Connections	1,182,260	211,411,733
		686,293,272
Information Technology — 43.12%
Apple	2,546,018	593,222,194
Autodesk †	331,678	91,370,655
Intuit	338,796	210,392,316
Microsoft	2,552,850	1,098,491,355
Motorola Solutions	559,994	251,790,102
NVIDIA	6,923,368	840,773,810
Salesforce	760,849	208,251,980
Synopsys †	77,785	39,389,546
Taiwan Semiconductor Manufacturing ADR	642,874	111,647,928
	Number of shares	Value (US $)
Common Stocks♦ (continued)
Information Technology (continued)
VeriSign †	979,068	$ 185,983,757
		3,631,313,643
Real Estate — 3.22%
CoStar Group †	2,388,635	180,198,624
Equinix	102,231	90,743,303
		270,941,927
Total Common Stocks (cost $3,521,332,080)		8,381,982,193
Total Value of Securities—99.54% (cost $3,521,332,080)		$8,381,982,193
♦	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.
†	Non-income producing security.
Summary of abbreviations:
ADR – American Depositary Receipt
MSCI – Morgan Stanley Capital International
S&P – Standard & Poor’s Financial Services LLC
See accompanying notes, which are an integral part of the financial statements.

Delaware Ivy Mid Cap Growth Fund
September 30, 2024 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 99.51%♦
Communication Services — 4.74%
Pinterest Class A †	4,553,100	$ 147,383,847
Trade Desk Class A †	1,544,393	169,342,692
		316,726,539
Consumer Discretionary — 14.39%
DraftKings Class A †	1,742,410	68,302,472
Five Below †	328,677	29,038,613
Floor & Decor Holdings Class A †	1,442,305	179,091,012
Levi Strauss & Co. Class A	4,344,566	94,711,539
Lululemon Athletica †	184,432	50,045,623
National Vision Holdings †	2,476,630	27,020,033
On Holding Class A †	2,537,705	127,265,905
Pool	384,411	144,846,065
SharkNinja	733,417	79,729,762
Tractor Supply	244,156	71,032,305
Vail Resorts	511,044	89,069,859
		960,153,188
Consumer Staples — 2.34%
Brown-Forman Class B	1,938,747	95,386,352
Casey's General Stores	162,057	60,886,436
		156,272,788
Financials — 8.19%
Blue Owl Capital	3,703,637	71,702,412
Corpay †	306,866	95,975,410
FactSet Research Systems	196,482	90,352,248
Kinsale Capital Group	168,774	78,576,111
LPL Financial Holdings	177,263	41,236,692
MarketAxess Holdings	657,746	168,514,525
		546,357,398
Healthcare — 20.20%
Align Technology †	442,957	112,652,824
Bio-Techne	1,710,418	136,713,711
Cencora	481,205	108,309,621
Dexcom †	1,037,023	69,522,022
GE HealthCare Technologies	1,283,797	120,484,348
IDEXX Laboratories †	305,737	154,464,447
Illumina †	206,494	26,928,883
Inspire Medical Systems †	382,672	80,762,926
Insulet †	526,309	122,498,420
Ionis Pharmaceuticals †	1,313,675	52,625,820
Mettler-Toledo International †	70,708	106,040,788
Repligen †	805,658	119,898,024
Veeva Systems Class A †	655,573	137,585,105
		1,348,486,939
Industrials — 18.53%
A O Smith	1,134,310	101,895,067
Copart †	2,441,023	127,909,605
Fastenal	1,841,668	131,531,929
	Number of shares	Value (US $)
Common Stocks♦ (continued)
Industrials (continued)
Generac Holdings †	859,415	$ 136,543,855
HEICO Class A	688,480	140,284,685
Howmet Aerospace	1,335,488	133,882,672
Lincoln Electric Holdings	482,060	92,565,161
Old Dominion Freight Line	369,598	73,416,947
Rollins	2,048,137	103,594,770
Trex †	1,385,768	92,264,433
Vertiv Holdings Class A	335,995	33,428,143
WillScot Holdings †	1,839,312	69,158,131
		1,236,475,398
Information Technology — 25.82%
Appfolio Class A †	196,095	46,160,763
ASGN †	537,784	50,137,602
CDW	287,554	65,073,470
Coherent †	1,395,615	124,084,130
Datadog Class A †	824,113	94,822,442
HubSpot †	199,601	106,107,892
Impinj †	282,324	61,128,792
Lattice Semiconductor †	1,277,741	67,809,715
MongoDB †	280,942	75,952,670
Monolithic Power Systems	181,585	167,875,333
Novanta †	599,947	107,342,517
Onto Innovation †	319,204	66,253,982
Teradyne	853,259	114,276,978
Trimble †	1,985,036	123,250,885
Tyler Technologies †	190,168	111,004,865
Universal Display	640,214	134,380,919
Workiva †	1,006,234	79,613,234
Zebra Technologies Class A †	345,170	127,823,354
		1,723,099,543
Materials — 1.56%
Martin Marietta Materials	193,056	103,912,392
		103,912,392
Real Estate — 3.74%
CoStar Group †	3,310,609	249,752,343
		249,752,343
Total Common Stocks (cost $5,232,403,305)		6,641,236,528

Short-Term Investments — 0.57%
Money Market Mutual Funds — 0.57%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.83%)	9,540,872	9,540,872
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.83%)	9,540,872	9,540,872

Schedules of investments
Delaware Ivy Mid Cap Growth Fund
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.89%)	9,540,872	$ 9,540,872
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.83%)	9,540,872	9,540,872
Total Short-Term Investments (cost $38,163,488)		38,163,488
Total Value of Securities—100.08% (cost $5,270,566,793)		$6,679,400,016
♦	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.
†	Non-income producing security.
See accompanying notes, which are an integral part of the financial statements.

Delaware Ivy Mid Cap Income Opportunities Fund
September 30, 2024 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 98.76%♦
Consumer Discretionary — 19.68%
Darden Restaurants	190,094	$ 31,200,128
Garmin	182,613	32,145,366
Levi Strauss & Co. Class A	1,487,710	32,432,078
Service Corp. International	406,135	32,056,236
Tractor Supply	111,912	32,558,558
Travel + Leisure	694,956	32,023,573
Vail Resorts	169,866	29,605,945
		222,021,884
Consumer Staples — 5.62%
McCormick & Co.	382,139	31,450,040
Sysco	409,521	31,967,209
		63,417,249
Financials — 8.57%
Ares Management Class A	204,590	31,883,306
Arthur J Gallagher & Co.	114,847	32,314,500
First American Financial	492,158	32,487,349
		96,685,155
Healthcare — 5.65%
Quest Diagnostics	206,016	31,983,984
Royalty Pharma Class A	1,124,506	31,812,275
		63,796,259
Industrials — 31.27%
Broadridge Financial Solutions	150,773	32,420,718
Fastenal	445,586	31,823,752
L3Harris Technologies	137,875	32,796,326
nVent Electric	450,936	31,682,763
Paychex	239,214	32,100,127
Robert Half	473,894	31,945,195
Rollins	637,887	32,264,324
Snap-on	110,281	31,949,509
Stanley Black & Decker	292,650	32,229,544
TE Connectivity	213,439	32,227,155
Watsco	63,766	31,365,220
		352,804,633
Information Technology — 8.43%
Microchip Technology	397,538	31,918,326
NetApp	256,539	31,685,132
Seagate Technology Holdings	288,247	31,571,694
		95,175,152
Materials — 14.05%
Avery Dennison	143,968	31,782,376
Packaging Corp. of America	148,619	32,012,532
PPG Industries	237,282	31,430,374
RPM International	257,595	31,168,995
Sonoco Products	587,528	32,096,655
		158,490,932
	Number of shares	Value (US $)
Common Stocks♦ (continued)
Real Estate — 5.49%
Extra Space Storage	180,773	$ 32,573,487
Kilroy Realty	758,258	29,344,584
		61,918,071
Total Common Stocks (cost $743,071,992)		1,114,309,335

Short-Term Investments — 2.22%
Money Market Mutual Funds — 2.22%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.83%)	6,276,533	6,276,533
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.83%)	6,276,532	6,276,532
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.89%)	6,276,533	6,276,533
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.83%)	6,276,534	6,276,534
Total Short-Term Investments (cost $25,106,132)		25,106,132
Total Value of Securities—100.98% (cost $768,178,124)		$1,139,415,467
♦	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.
See accompanying notes, which are an integral part of the financial statements.

Schedules of investments
Delaware Ivy Small Cap Growth Fund
September 30, 2024 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 99.60%
Communication Services — 1.76%
IMAX †	1,124,094	$ 23,055,168
		23,055,168
Consumer Discretionary — 12.74%
Abercrombie & Fitch Class A †	118,661	16,600,674
Acushnet Holdings	246,225	15,696,844
Installed Building Products	81,864	20,160,647
Light & Wonder †	223,642	20,291,039
Meritage Homes	70,986	14,557,099
Modine Manufacturing †	192,864	25,610,410
Ollie's Bargain Outlet Holdings †	121,693	11,828,560
Red Rock Resorts Class A	512,809	27,917,322
Universal Technical Institute †	862,585	14,025,632
		166,688,227
Consumer Staples — 2.72%
BellRing Brands †	249,639	15,158,080
MGP Ingredients	175,820	14,637,015
Vital Farms †	166,007	5,821,865
		35,616,960
Energy — 1.61%
Cactus Class A	169,302	10,102,250
Weatherford International	129,744	11,017,861
		21,120,111
Financials — 7.86%
Hamilton Lane Class A	131,157	22,085,527
Houlihan Lokey	126,999	20,068,382
Palomar Holdings †	225,281	21,327,352
Western Alliance Bancorp	310,163	26,825,998
WisdomTree	1,252,276	12,510,237
		102,817,496
Healthcare — 24.45%
ADMA Biologics †	691,551	13,824,105
ANI Pharmaceuticals †	336,396	20,069,385
Axsome Therapeutics †	179,716	16,151,077
Encompass Health	249,942	24,154,395
Evolent Health Class A †	368,889	10,432,181
Halozyme Therapeutics †	277,416	15,879,292
Harmony Biosciences Holdings †	203,801	8,152,040
HealthEquity †	180,522	14,775,726
Ideaya Biosciences †	435,337	13,791,476
Inari Medical †	146,797	6,053,908
Insmed †	175,519	12,812,887
Integer Holdings †	224,702	29,211,260
Intra-Cellular Therapies †	87,034	6,368,278
Kiniksa Pharmaceuticals International †	311,881	7,793,906
Option Care Health †	363,464	11,376,423
	Number of shares	Value (US $)
Common Stocks (continued)
Healthcare (continued)
PROCEPT BioRobotics †	127,449	$ 10,211,214
Tarsus Pharmaceuticals †	303,105	9,969,124
TransMedics Group †	143,390	22,512,230
Vaxcyte †	125,031	14,287,292
Veracyte †	483,483	16,457,761
Vericel †	644,612	27,234,857
Viking Therapeutics †	135,006	8,547,230
		320,066,047
Industrials — 21.78%
AAR †	182,492	11,927,677
ACV Auctions Class A †	982,133	19,966,764
AeroVironment †	65,114	13,055,357
American Superconductor †	681,447	16,082,149
CBIZ †	323,789	21,787,762
Clean Harbors †	147,035	35,539,830
Construction Partners Class A †	372,600	26,007,480
Federal Signal	423,450	39,575,637
Kirby †	125,791	15,400,592
Leonardo DRS †	545,244	15,386,786
Parsons †	394,733	40,925,917
Verra Mobility †	1,054,870	29,335,935
		284,991,886
Information Technology — 22.93%
Advanced Energy Industries	155,658	16,381,448
Agilysys †	130,457	14,215,899
Altair Engineering Class A †	143,343	13,690,690
AvePoint †	915,263	10,772,645
Box Class A †	60,077	1,966,320
Braze Class A †	339,979	10,994,921
Clearwater Analytics Holdings Class A †	185,239	4,677,285
CyberArk Software †	173,767	50,672,195
Descartes Systems Group †	205,020	21,108,859
Fabrinet †	36,218	8,563,384
Harmonic †	1,026,305	14,953,264
Lumentum Holdings †	60,756	3,850,715
Monday.com †	62,144	17,261,739
Onto Innovation †	49,744	10,324,865
OSI Systems †	122,613	18,616,332
Rambus †	302,018	12,751,200
Rubrik Class A †	179,164	5,760,122
Sprout Social Class A †	323,985	9,418,244
Tenable Holdings †	281,821	11,419,387
Varonis Systems †	557,560	31,502,140
Veeco Instruments †	338,375	11,210,364
		300,112,018
Materials — 3.75%
Aspen Aerogels †	376,074	10,413,489

	Number of shares	Value (US $)
Common Stocks (continued)
Materials (continued)
ATI †	577,340	$ 38,629,819
		49,043,308
Total Common Stocks (cost $991,433,795)		1,303,511,221

Short-Term Investments — 0.18%
Money Market Mutual Funds — 0.18%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.83%)	589,487	589,487
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.83%)	589,487	589,487
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.89%)	589,487	589,487
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.83%)	589,487	589,487
Total Short-Term Investments (cost $2,357,948)		2,357,948
Total Value of Securities—99.78% (cost $993,791,743)		$1,305,869,169
†	Non-income producing security.
See accompanying notes, which are an integral part of the financial statements.

Schedules of investments
Delaware Ivy Smid Cap Core Fund
September 30, 2024 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 98.97%
Basic Materials — 7.25%
Beacon Roofing Supply †	48,780	$ 4,216,055
Boise Cascade	34,873	4,916,396
Huntsman	164,732	3,986,514
Kaiser Aluminum	23,320	1,691,166
Minerals Technologies	53,639	4,142,540
Reliance	15,157	4,383,556
Summit Materials Class A †	57,516	2,244,850
		25,581,077
Business Services — 5.16%
ABM Industries	49,160	2,593,681
Aramark	71,853	2,782,867
ASGN †	28,448	2,652,207
Casella Waste Systems Class A †	24,868	2,474,117
Clean Harbors †	13,925	3,365,812
UL Solutions Class A	23,913	1,178,911
WillScot Holdings †	84,482	3,176,523
		18,224,118
Capital Goods — 11.90%
Ameresco Class A †	32,981	1,251,299
API Group †	33,690	1,112,444
Applied Industrial Technologies	6,362	1,419,553
Atkore	7,860	666,056
Carlisle	10,571	4,754,307
Chart Industries †	12,216	1,516,494
Federal Signal	36,633	3,423,720
Gates Industrial †	67,871	1,191,136
Graco	28,325	2,478,721
Kadant	7,121	2,406,898
KBR	50,547	3,292,126
Lincoln Electric Holdings	19,490	3,742,470
Quanta Services	7,004	2,088,243
Regal Rexnord	15,138	2,511,091
Tetra Tech	74,535	3,515,071
WESCO International	22,356	3,755,361
Zurn Elkay Water Solutions	79,402	2,853,708
		41,978,698
Consumer Discretionary — 4.27%
BJ's Wholesale Club Holdings †	37,407	3,085,329
Dick's Sporting Goods	21,515	4,490,181
Five Below †	21,197	1,872,755
Malibu Boats Class A †	26,490	1,028,077
Steven Madden	94,001	4,605,109
		15,081,451
Consumer Services — 2.71%
Brinker International †	45,875	3,510,814
Jack in the Box	15,394	716,437
Texas Roadhouse	21,035	3,714,781
	Number of shares	Value (US $)
Common Stocks (continued)
Consumer Services (continued)
Wendy's	93,450	$ 1,637,244
		9,579,276
Consumer Staples — 3.00%
Casey's General Stores	12,605	4,735,825
Helen of Troy †	12,211	755,250
J & J Snack Foods	15,991	2,752,371
YETI Holdings †	56,813	2,331,037
		10,574,483
Credit Cyclicals — 3.71%
BorgWarner	57,637	2,091,647
KB Home	31,126	2,667,187
La-Z-Boy	40,401	1,734,415
Taylor Morrison Home †	35,214	2,474,136
Toll Brothers	26,748	4,132,298
		13,099,683
Energy — 4.86%
Chesapeake Energy	63,024	5,183,724
Liberty Energy	247,846	4,731,380
Permian Resources	234,694	3,194,185
Southwestern Energy †	569,131	4,046,522
		17,155,811
Finance — 14.50%
Axis Capital Holdings	57,372	4,567,385
Columbia Banking System	160,449	4,189,323
East West Bancorp	67,549	5,589,004
Essent Group	45,358	2,916,066
Hamilton Lane Class A	19,009	3,200,926
Kemper	69,482	4,255,772
Pinnacle Financial Partners	43,027	4,215,355
Primerica	10,252	2,718,318
Reinsurance Group of America	20,049	4,368,076
SouthState	34,038	3,307,813
Stifel Financial	49,956	4,690,868
Webster Financial	100,856	4,700,898
WSFS Financial	47,949	2,444,920
		51,164,724
Healthcare — 13.19%
Amicus Therapeutics †	129,146	1,379,279
Apellis Pharmaceuticals †	39,962	1,152,504
Azenta †	30,998	1,501,543
Bio-Techne	32,346	2,585,416
Blueprint Medicines †	32,810	3,034,925
Encompass Health	36,623	3,539,247
Exact Sciences †	43,356	2,953,411
Halozyme Therapeutics †	59,424	3,401,430
Insmed †	58,156	4,245,388
Inspire Medical Systems †	11,491	2,425,176
Intra-Cellular Therapies †	29,849	2,184,051

	Number of shares	Value (US $)
Common Stocks (continued)
Healthcare (continued)
Lantheus Holdings †	22,018	$ 2,416,476
Ligand Pharmaceuticals †	22,256	2,227,603
Natera †	36,070	4,579,086
Neurocrine Biosciences †	29,092	3,351,980
OmniAb 12.5 =, †	10,854	0
OmniAb 15 =, †	10,854	0
Repligen †	14,423	2,146,431
Supernus Pharmaceuticals †	56,080	1,748,574
Ultragenyx Pharmaceutical †	30,036	1,668,500
		46,541,020
Media — 1.73%
IMAX †	95,874	1,966,376
Interpublic Group	82,578	2,611,942
Nexstar Media Group	9,237	1,527,338
		6,105,656
Real Estate Investment Trusts — 7.51%
Brixmor Property Group	138,870	3,868,918
Camden Property Trust	32,943	4,069,449
First Industrial Realty Trust	67,043	3,753,067
Healthpeak Properties	143,579	3,283,652
Jones Lang LaSalle †	10,852	2,927,978
Kite Realty Group Trust	126,192	3,351,660
National Storage Affiliates Trust	61,261	2,952,780
Terreno Realty	34,517	2,306,771
		26,514,275
Technology — 13.88%
Box Class A †	45,558	1,491,113
Coherent †	47,297	4,205,176
Dynatrace †	51,541	2,755,897
ExlService Holdings †	104,233	3,976,489
Guidewire Software †	25,076	4,587,404
MACOM Technology Solutions Holdings †	29,905	3,327,230
Procore Technologies †	31,574	1,948,747
PTC †	18,240	3,295,238
Q2 Holdings †	38,824	3,096,991
Rapid7 †	32,601	1,300,454
Rubrik Class A †	8,454	271,796
Semtech †	80,986	3,697,821
Silicon Laboratories †	18,837	2,176,992
Smartsheet Class A †	39,608	2,192,699
Sprout Social Class A †	21,273	618,406
SPS Commerce †	6,964	1,352,200
Varonis Systems †	65,158	3,681,427
WNS Holdings †	43,208	2,277,494
Workiva †	18,300	1,447,896
Yelp †	36,476	1,279,578
		48,981,048
	Number of shares	Value (US $)
Common Stocks (continued)
Transportation — 3.65%
ArcBest	5,073	$ 550,167
International Seaways	20,618	1,063,064
Kirby †	36,394	4,455,717
Knight-Swift Transportation Holdings	51,558	2,781,554
Saia †	1,312	573,685
Scorpio Tankers	7,478	533,181
Teekay Tankers Class A	4,699	273,717
Werner Enterprises	46,545	1,796,172
XPO †	7,822	840,943
		12,868,200
Utilities — 1.65%
Black Hills	46,527	2,843,730
Spire	44,071	2,965,538
		5,809,268
Total Common Stocks (cost $267,892,263)		349,258,788

Short-Term Investments — 1.29%
Money Market Mutual Funds — 1.29%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.83%)	1,142,148	1,142,148
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.83%)	1,142,148	1,142,148
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.89%)	1,142,148	1,142,148
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.83%)	1,142,145	1,142,145
Total Short-Term Investments (cost $4,568,589)		4,568,589
Total Value of Securities—100.26% (cost $272,460,852)		$353,827,377
†	Non-income producing security.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in “Notes to financial statements.”
See accompanying notes, which are an integral part of the financial statements.

Consolidated schedules of investments
Delaware Ivy Systematic Emerging Markets Equity Fund
September 30, 2024 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 98.24%♦
Communication Services — 10.67%
Bharti Airtel	328,975	$ 6,711,108
China United Network Communications Class A	1,392,900	1,062,131
Kuaishou Technology 144A #, †	246,800	1,741,348
NetEase	1,099,100	21,278,330
Sitios Latinoamerica †	1	0
Tencent Holdings	698,720	39,961,012
Tencent Music Entertainment Group ADR	128,377	1,546,943
Turkcell Iletisim Hizmetleri	2,263,001	6,299,808
		78,600,680
Consumer Discretionary — 15.96%
Alibaba Group Holding	1,332,900	18,860,539
ANTA Sports Products	49,600	602,625
Bajaj Auto	37,201	5,480,607
Geely Automobile Holdings	2,850,000	4,465,355
Hero MotoCorp	283,209	19,305,238
Hyundai Motor	33,653	6,279,217
JD.com Class A	382,161	8,214,605
Kia	219,813	16,792,321
Maruti Suzuki India	23,106	3,650,032
Meituan Class B 144A #, †	678,112	15,003,539
Naspers Class N	20,406	4,954,486
PDD Holdings ADR †	66,705	8,992,501
Tata Motors	159,222	1,851,831
Vipshop Holdings ADR	199,512	3,138,324
		117,591,220
Consumer Staples — 4.96%
Ambev	3,131,497	7,547,507
BIM Birlesik Magazalar	342,186	4,965,562
Fix Price Group GDR 144A #, =, †	1,489,220	0
Hindustan Unilever	101,548	3,584,785
ITC	367,165	2,270,211
Jiangsu Yanghe Brewery Joint-Stock Class A	45,900	648,911
Kweichow Moutai Class A	15,101	3,762,282
Shanxi Xinghuacun Fen Wine Factory Class A	49,715	1,551,021
Wal-Mart de Mexico	3,120,969	9,416,799
Wuliangye Yibin Class A	122,161	2,829,547
		36,576,625
Energy — 7.19%
China Petroleum and Chemical Class H	3,856,000	2,400,746
China Shenhua Energy Class A	479,592	2,980,318
China Shenhua Energy Class H	1,373,000	6,190,453
Coal India	2,520,034	15,341,004
LUKOIL PJSC =	276,569	0
	Number of shares	Value (US $)
Common Stocks (continued)
Energy (continued)
Oil and Natural Gas	965,171	$ 3,427,573
PetroChina Class H	5,788,000	4,720,431
Petroleo Brasileiro	318,171	2,294,134
Prio	369,976	2,948,154
Reliance Industries	137,663	4,851,234
Shaanxi Coal Industry Class A	1,611,000	6,332,775
Turkiye Petrol Rafinerileri	330,361	1,499,292
		52,986,114
Financials — 21.33%
Agricultural Bank of China Class A	9,601,600	6,568,846
Axis Bank	329,938	4,851,355
Banco do Brasil	1,058,408	5,300,103
Bank Central Asia	26,697,700	18,206,985
Bank Mandiri Persero	7,118,200	3,255,848
Bank of China Class A	6,168,879	4,396,231
Bank of China Class H	32,497,000	15,341,689
Bank Rakyat Indonesia Persero	48,301,000	15,791,938
China Construction Bank Class A	3,020,500	3,413,943
China Construction Bank Class H	14,375,000	10,872,991
FirstRand	3,120,605	15,002,023
Grupo Financiero Banorte Class O	946,700	6,737,965
HDFC Bank	171,754	3,549,905
ICICI Bank	1,946,254	29,564,969
Industrial and Commercial Bank of China Class H	12,798,000	7,638,779
KB Financial Group	78,074	4,829,997
Saudi National Bank	120,000	1,097,190
Sberbank of Russia PJSC =	4,129,544	0
Yapi ve Kredi Bankasi	790,772	714,984
		157,135,741
Healthcare — 1.83%
Dong-E-E-Jiao Class A	86,800	763,324
Hubei Jumpcan Pharmaceutical Class A	1,585,200	7,076,362
Shenzhen Mindray Bio-Medical Electronics Class A	62,200	2,597,540
Sun Pharmaceutical Industries	131,459	3,022,414
		13,459,640
Industrials — 5.54%
Bharat Electronics	1,243,727	4,231,280
COSCO SHIPPING Holdings Class A	515,300	1,153,827
Eva Airways	2,436,000	2,886,575
Evergreen Marine Taiwan	503,200	3,196,031
Hindustan Aeronautics	54,863	2,894,111
KOC Holding	1,072,958	5,904,838
Weichai Power Class A	3,720,194	8,414,857
Yang Ming Marine Transport	2,883,000	6,285,908

	Number of shares	Value (US $)
Common Stocks (continued)
Industrials (continued)
Yutong Bus Class A	1,555,800	$ 5,843,037
		40,810,464
Information Technology — 28.51%
Accton Technology	155,000	2,605,659
HCL Technologies	322,033	6,902,086
Hon Hai Precision Industry	1,940,000	11,494,162
Infosys	966,704	21,636,312
Lenovo Group	1,030,000	1,404,452
MediaTek	410,879	15,255,489
Novatek Microelectronics	458,000	7,496,690
Quanta Computer	178,000	1,484,904
Realtek Semiconductor	669,000	9,956,836
Samsung Electronics	707,610	33,278,286
SK Hynix	22,979	3,068,084
Taiwan Semiconductor Manufacturing	2,366,404	71,560,793
Tata Consultancy Services	391,009	19,916,432
Wiwynn	73,000	3,956,046
		210,016,231
Materials — 1.58%
Huaibei Mining Holdings Class A	451,300	1,158,466
Jiangxi Copper Class A	1,227,800	4,271,689
Tata Steel	1,332,556	2,680,178
Vale	204,603	2,391,298
Zhongjin Gold Class A	539,100	1,167,931
		11,669,562
Real Estate — 0.10%
China Resources Land	206,500	761,042
		761,042
Utilities — 0.57%
Cia de Saneamento Basico do Estado de Sao Paulo	94,211	1,560,931
GAIL India	930,653	2,668,536
		4,229,467
Total Common Stocks (cost $541,154,336)		723,836,786

Preferred Stock — 1.88%
Energy — 1.88%
Petroleo Brasileiro 12.88% ω	2,088,474	13,831,918
Total Preferred Stock (cost $10,463,934)		13,831,918

	Number of shares	Value (US $)

Short-Term Investments — 0.89%
Money Market Mutual Funds — 0.89%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.83%)	1,628,178	$ 1,628,178
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.83%)	1,628,178	1,628,178
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.89%)	1,628,178	1,628,178
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.83%)	1,628,179	1,628,179
Total Short-Term Investments (cost $6,512,713)		6,512,713
Total Value of Securities—101.01% (cost $558,130,983)		$744,181,417
♦	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2024, the aggregate value of Rule 144A securities was $16,744,887, which represents 2.27% of the Fund’s net assets. See Note 11 in “Notes to financial statements.”
†	Non-income producing security.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in “Notes to financial statements.”
ω	Perpetual security with no stated maturity date.
Summary of abbreviations:
ADR – American Depositary Receipt
GDR – Global Depositary Receipt
PJSC – Private Joint Stock Company
See accompanying notes, which are an integral part of the financial statements.

Statements of assets and liabilities
Ivy Funds
September 30, 2024 (Unaudited)
	Delaware Ivy Core Equity Fund	Delaware Ivy Global Bond Fund	Delaware Ivy Global Growth Fund	Delaware Ivy High Income Fund
Assets:
Investments, at value*	$3,887,741,106	$501,675,989	$958,867,537	$2,652,639,796
Investments of affiliated issuers, at value**	—	—	—	129,830,650
Foreign currencies, at valueΔ	—	307,177	1,074,726	—
Cash	—	1,162,414	82,661	8,104,231
Cash collateral due from brokers	—	7,460,583	—	—
Receivable for fund shares sold	3,857,998	635,092	1,155,339	3,182,341
Dividends and interest receivable	1,387,598	4,826,832	986,191	43,218,102
Prepaid expenses	110,577	79,959	82,903	95,573
Foreign tax reclaims receivable	110,173	—	2,497,695	—
Receivable for securities sold	—	2,404,717	1,999,708	7,893,816
Variation margin due from broker on futures contracts	—	958	—	—
Unrealized appreciation on forward foreign currency exchange contracts	—	11,036	—	—
Upfront payments paid on over-the-counter credit default swap contracts	—	148,667	—	—
Other assets	39,792	11,894	18,320	58,518
Total Assets	3,893,247,244	518,725,318	966,765,080	2,845,023,027
Liabilities:
Options written, at valueΣ	—	38,391	—	—
Payable for fund shares redeemed	6,647,589	634,681	1,792,823	8,473,732
Payable for securities purchased	2,294,633	3,007,181	6,202,102	79,002,175
Investment management fees payable to affiliates	1,928,164	195,252	543,107	999,713
Other accrued expenses	1,230,394	218,342	61,014	922,100
Distribution fees payable to affiliates	610,800	22,109	142,654	384,673
Distribution payable	—	—	—	321,152
Unrealized depreciation on forward foreign currency exchange contracts	—	2,686,193	—	—
Variation margin due to brokers on centrally cleared interest rate swap contracts	—	57,991	—	—
Unrealized depreciation on over-the-counter credit default swap contracts	—	188,653	—	—
Accrued capital gains taxes on appreciated securities	—	—	1,299,560	—
Due to brokers	—	34,667	—	—
IRS compliance fee for foreign withholding tax claims (see Note 1)	—	—	1,099,577	—
Total Liabilities	12,711,580	7,083,460	11,140,837	90,103,545
Total Net Assets	$3,880,535,664	$511,641,858	$955,624,243	$2,754,919,482

Net Assets Consist of:
Paid-in capital	$1,580,869,337	$606,295,775	$633,980,061	$4,717,413,685
Total distributable earnings (loss)	2,299,666,327	(94,653,917)	321,644,182	(1,962,494,203)
Total Net Assets	$3,880,535,664	$511,641,858	$955,624,243	$2,754,919,482

	Delaware Ivy Core Equity Fund	Delaware Ivy Global Bond Fund	Delaware Ivy Global Growth Fund	Delaware Ivy High Income Fund
Net Asset Value

Class A:
Net assets	$2,918,562,343	$98,416,124	$696,356,653	$1,363,149,543
Shares of beneficial interest outstanding, unlimited authorization, no par	154,429,326	10,495,625	18,769,615	220,143,389
Net asset value per share	$18.90	$9.38	$37.10	$6.19
Sales charge	5.75%	4.50%	5.75%	4.50%
Offering price per share, equal to net asset value per share / (1 - sales charge)	$20.05	$9.82	$39.36	$6.48

Class C:
Net assets	$19,369,277	$1,562,980	$3,797,959	$100,910,373
Shares of beneficial interest outstanding, unlimited authorization, no par	1,426,436	166,895	171,616	16,295,089
Net asset value per share	$13.58	$9.37	$22.13	$6.19

Class I:
Net assets	$833,154,250	$215,491,059	$234,514,039	$1,097,866,527
Shares of beneficial interest outstanding, unlimited authorization, no par	35,773,401	23,022,281	5,978,800	177,282,395
Net asset value per share	$23.29	$9.36	$39.22	$6.19

Class R:
Net assets	$175,276	$952,864	$1,012,720	$35,183,268
Shares of beneficial interest outstanding, unlimited authorization, no par	9,437	101,963	28,270	5,681,666
Net asset value per share	$18.57	$9.35	$35.82	$6.19

Class R6:
Net assets	$78,519,140	$193,312,430	$16,824,764	$105,157,457
Shares of beneficial interest outstanding, unlimited authorization, no par	3,359,488	20,659,668	427,492	16,976,880
Net asset value per share	$23.37	$9.36	$39.36	$6.19

Class Y:
Net assets	$30,755,378	$1,906,401	$3,118,108	$52,652,314
Shares of beneficial interest outstanding, unlimited authorization, no par	1,396,781	203,401	83,201	8,506,755
Net asset value per share	$22.02	$9.37	$37.48	$6.19
*Investments, at cost	$1,954,432,063	$487,262,103	$680,219,522	$2,685,000,318
**Investments of affiliated issuers, at cost	—	—	—	293,097,092
ΔForeign currencies, at cost	—	409,680	1,093,355	—
ΣOptions written, premium received	—	(126,555)	—	—
See accompanying notes, which are an integral part of the financial statements.

Statements of assets and liabilities
Ivy Funds
	Delaware Ivy International Core Equity Fund	Delaware Ivy Large Cap Growth Fund	Delaware Ivy Mid Cap Growth Fund	Delaware Ivy Mid Cap Income Opportunities Fund
Assets:
Investments, at value*	$1,621,703,272	$8,381,982,193	$6,679,400,016	$1,139,415,467
Foreign currencies, at valueΔ	9,757,908	—	—	—
Cash	224,589	48,720,253	—	—
Receivable for securities sold	35,277,436	—	2,452,798	—
Foreign tax reclaims receivable	11,288,666	151,525	—	51,500
Dividends and interest receivable	2,478,766	3,471,195	1,274,132	863,659
Receivable for fund shares sold	1,372,051	12,623,987	8,333,140	2,769,017
Prepaid expenses	79,794	198,674	127,864	89,040
Other assets	3,738	59,378	34,924	—
Total Assets	1,682,186,220	8,447,207,205	6,691,622,874	1,143,188,683
Liabilities:
Payable for securities purchased	56,057,144	—	—	9,294,369
Accrued capital gains taxes on appreciated securities	5,834,718	—	—	—
Payable for fund shares redeemed	2,395,577	20,798,875	12,205,495	4,474,166
Investment management fees payable to affiliates	775,255	3,504,570	3,389,951	604,099
IRS compliance fee for foreign withholding tax claims (see Note 1)	557,376	—	—	—
Other accrued expenses	366,738	1,257,479	1,431,973	426,660
Distribution fees payable to affiliates	132,283	757,613	545,870	53,829
Total Liabilities	66,119,091	26,318,537	17,573,289	14,853,123
Total Net Assets	$1,616,067,129	$8,420,888,668	$6,674,049,585	$1,128,335,560

Net Assets Consist of:
Paid-in capital	$1,297,706,928	$3,267,546,319	$4,462,486,573	$666,294,045
Total distributable earnings (loss)	318,360,201	5,153,342,349	2,211,563,012	462,041,515
Total Net Assets	$1,616,067,129	$8,420,888,668	$6,674,049,585	$1,128,335,560

	Delaware Ivy International Core Equity Fund	Delaware Ivy Large Cap Growth Fund	Delaware Ivy Mid Cap Growth Fund	Delaware Ivy Mid Cap Income Opportunities Fund
Net Asset Value

Class A:
Net assets	$460,084,706	$3,351,184,546	$2,048,052,669	$159,916,971
Shares of beneficial interest outstanding, unlimited authorization, no par	21,034,876	93,530,486	73,089,783	7,812,899
Net asset value per share	$21.87	$35.83	$28.02	$20.47
Sales charge	5.75%	5.75%	5.75%	5.75%
Offering price per share, equal to net asset value per share / (1 - sales charge)	$23.20	$38.02	$29.73	$21.72

Class C:
Net assets	$17,362,520	$65,427,060	$87,493,562	$16,591,076
Shares of beneficial interest outstanding, unlimited authorization, no par	916,960	2,701,819	4,425,192	812,323
Net asset value per share	$18.93	$24.22	$19.77	$20.42

Class I:
Net assets	$822,318,191	$4,606,322,883	$3,045,413,184	$832,949,720
Shares of beneficial interest outstanding, unlimited authorization, no par	37,204,000	116,793,693	93,990,405	40,668,471
Net asset value per share	$22.10	$39.44	$32.40	$20.48

Class R:
Net assets	$40,900,075	$35,877,847	$56,964,690	$12,335,573
Shares of beneficial interest outstanding, unlimited authorization, no par	1,874,110	1,090,733	2,167,572	603,263
Net asset value per share	$21.82	$32.89	$26.28	$20.45

Class R6:
Net assets	$237,994,229	$320,285,927	$1,228,249,975	$92,929,857
Shares of beneficial interest outstanding, unlimited authorization, no par	10,728,743	8,038,415	37,373,688	4,536,869
Net asset value per share	$22.18	$39.84	$32.86	$20.48

Class Y:
Net assets	$37,407,408	$41,790,405	$207,875,505	$13,612,363
Shares of beneficial interest outstanding, unlimited authorization, no par	1,695,978	1,117,543	6,880,543	661,039
Net asset value per share	$22.06	$37.39	$30.21	$20.59
*Investments, at cost	$1,305,290,216	$3,521,332,080	$5,270,566,793	$768,178,124
ΔForeign currencies, at cost	9,946,192	—	—	—
See accompanying notes, which are an integral part of the financial statements.

Statements of assets and liabilities
Ivy Funds
	Delaware Ivy Small Cap Growth Fund	Delaware Ivy Smid Cap Core Fund	Delaware Ivy Systematic Emerging Markets Equity Fundφ
Assets:
Investments, at value*	$1,305,869,169	$353,827,377	$744,181,417
Foreign currencies, at valueΔ	—	—	165,298
Cash	—	—	290,540
Receivable for securities sold	10,560,181	344,880	—
Receivable for fund shares sold	1,630,346	209,925	656,118
Dividends and interest receivable	114,303	229,526	1,526,602
Prepaid expenses	79,124	65,815	76,585
Foreign tax reclaims receivable	—	—	3,510
Other assets	1,461	—	—
Total Assets	1,318,254,584	354,677,523	746,900,070
Liabilities:
Payable for securities purchased	5,368,346	770,407	—
Payable for fund shares redeemed	2,581,822	564,249	1,118,090
Investment management fees payable to affiliates	744,633	191,476	294,734
Other accrued expenses	604,111	203,516	551,689
Distribution fees payable to affiliates	165,863	41,830	51,093
Accrued capital gains taxes on appreciated securities	—	—	8,120,176
Total Liabilities	9,464,775	1,771,478	10,135,782
Total Net Assets	$1,308,789,809	$352,906,045	$736,764,288

Net Assets Consist of:
Paid-in capital	$908,426,712	$282,973,414	$558,289,960
Total distributable earnings (loss)	400,363,097	69,932,631	178,474,328
Total Net Assets	$1,308,789,809	$352,906,045	$736,764,288

	Delaware Ivy Small Cap Growth Fund	Delaware Ivy Smid Cap Core Fund	Delaware Ivy Systematic Emerging Markets Equity Fundφ
Net Asset Value

Class A:
Net assets	$615,772,965	$114,355,575	$157,572,585
Shares of beneficial interest outstanding, unlimited authorization, no par	46,833,807	6,830,632	7,753,745
Net asset value per share	$13.15	$16.74	$20.32
Sales charge	5.75%	5.75%	5.75%
Offering price per share, equal to net asset value per share / (1 - sales charge)	$13.95	$17.76	$21.56

Class C:
Net assets	$18,762,461	$10,526,266	$15,378,600
Shares of beneficial interest outstanding, unlimited authorization, no par	2,630,951	853,905	932,177
Net asset value per share	$7.13	$12.33	$16.50

Class I:
Net assets	$469,226,652	$159,238,253	$420,337,358
Shares of beneficial interest outstanding, unlimited authorization, no par	20,952,567	8,194,835	19,777,666
Net asset value per share	$22.39	$19.43	$21.25

Class R:
Net assets	$44,461,827	$22,166,131	$6,297,526
Shares of beneficial interest outstanding, unlimited authorization, no par	3,603,686	1,345,632	315,339
Net asset value per share	$12.34	$16.47	$19.97

Class R6:
Net assets	$129,698,926	$40,794,673	$109,539,322
Shares of beneficial interest outstanding, unlimited authorization, no par	5,724,686	2,071,170	5,120,277
Net asset value per share	$22.66	$19.70	$21.39

Class Y:
Net assets	$30,866,978	$5,825,147	$27,638,897
Shares of beneficial interest outstanding, unlimited authorization, no par	1,556,044	318,045	1,327,542
Net asset value per share	$19.84	$18.32	$20.82
*Investments, at cost	$993,791,743	$272,460,852	$558,130,983
ΔForeign currencies, at cost	—	—	165,159
φ Consolidated statement of assets and liabilities.
See accompanying notes, which are an integral part of the financial statements.

Statements of operations
Ivy Funds
Six months ended September 30, 2024 (Unaudited)
	Delaware Ivy Core Equity Fund	Delaware Ivy Global Bond Fund	Delaware Ivy Global Growth Fund	Delaware Ivy High Income Fund
Investment Income:
Dividends	$22,513,515	$417,920	$7,460,278	$1,558,431
Interest	—	10,991,586	—	96,084,326
Interest from affiliated investments	—	—	—	714,836
Foreign tax withheld	(440,208)	(4,458)	(533,399)	—
	22,073,307	11,405,048	6,926,879	98,357,593

Expenses:
Management fees	11,781,462	1,561,408	3,284,508	7,448,782
Distribution expenses — Class A	3,538,136	121,951	664,193	1,664,583
Distribution expenses — Class C	94,389	8,492	13,596	531,960
Distribution expenses — Class R	411	2,154	2,117	85,941
Distribution expenses — Class Y	37,193	2,380	2,863	66,835
Dividend disbursing and transfer agent fees and expenses	1,521,623	236,575	366,074	1,297,259
Accounting and administration expenses	277,349	56,787	63,764	203,539
Registration fees	177,300	80,026	95,391	137,340
Reports and statements to shareholders expenses	122,559	22,876	41,640	111,243
Legal fees	95,968	20,480	14,464	207,880
Trustees’ fees	82,898	11,003	15,865	58,802
Custodian fees	21,878	13,798	22,441	27,099
Audit and tax fees	17,954	23,423	27,811	26,933
Other	70,948	45,238	49,526	150,051
	17,840,068	2,206,591	4,664,253	12,018,247
Less expenses waived	(241,204)	(392,675)	(554,653)	(987,866)
Less expenses paid indirectly	(8,652)	(7,829)	(1,580)	(19,341)
Total operating expenses	17,590,212	1,806,087	4,108,020	11,011,040
Net Investment Income (Loss)	4,483,095	9,598,961	2,818,859	87,346,553

	Delaware Ivy Core Equity Fund	Delaware Ivy Global Bond Fund	Delaware Ivy Global Growth Fund	Delaware Ivy High Income Fund
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments[1]	$237,074,192	$(968,604)	$18,940,157	$(54,881,060)
Foreign currencies	—	1,349,982	(31,831)	—
Forward foreign currency exchange contracts	—	(5,218,472)	—	—
Futures contracts	—	(2,042,644)	—	—
Options purchased	—	(497,870)	—	—
Options written	—	477,077	—	—
Swap contracts	—	449,261	—	—
Net increase from payment by affiliates[2]	—	—	—	208,594
Net realized gain (loss)	237,074,192	(6,451,270)	18,908,326	(54,672,466)

Net change in unrealized appreciation (depreciation) on:
Investments[3]	132,490,427	17,295,259	37,352,350	106,669,852
Affiliated investments	—	—	—	3,952,735
Foreign currencies	—	(356)	70,494	—
Forward foreign currency exchange contracts	—	(1,922,213)	—	—
Futures contracts	—	1,803,464	—	—
Options purchased	—	413,497	—	—
Options written	—	(200,569)	—	—
Swap contracts	—	698,765	—	—
Net change in unrealized appreciation (depreciation)	132,490,427	18,087,847	37,422,844	110,622,587
Net Realized and Unrealized Gain (Loss)	369,564,619	11,636,577	56,331,170	55,950,121
Net Increase (Decrease) in Net Assets Resulting from Operations	$374,047,714	$21,235,538	$59,150,029	$143,296,674
[1]	Includes $(738,069) capital gains tax paid for Delaware Ivy Global Growth Fund.
[2]	See Note 2 in “Notes to financial statements.”
[3]	Includes $(1,299,560) capital gains tax accrued for Delaware Ivy Global Growth Fund.
See accompanying notes, which are an integral part of the financial statements.

Statements of operations
Ivy Funds
	Delaware Ivy International Core Equity Fund	Delaware Ivy Large Cap Growth Fund	Delaware Ivy Mid Cap Growth Fund	Delaware Ivy Mid Cap Income Opportunities Fund
Investment Income:
Dividends	$25,171,188	$25,220,909	$15,176,731	$13,915,157
Reclaim income	1,536,836	—	—	—
IRS compliance fee for foreign withholding tax claims (see Note 1)	(38,365)	—	—	—
Foreign tax withheld	(2,697,919)	(573,888)	—	—
	23,971,740	24,647,021	15,176,731	13,915,157

Expenses:
Management fees	6,536,057	22,723,189	25,034,412	4,702,519
Distribution expenses — Class A	534,325	3,751,456	2,254,409	196,261
Distribution expenses — Class C	93,280	315,117	402,164	86,615
Distribution expenses — Class R	100,920	87,625	136,446	30,481
Distribution expenses — Class Y	47,474	45,510	263,635	16,960
Dividend disbursing and transfer agent fees and expenses	792,582	3,485,225	3,192,665	591,476
Accounting and administration expenses	124,290	482,419	460,233	105,520
Registration fees	97,692	195,542	155,985	145,743
Custodian fees	97,138	33,587	35,227	6,945
Reports and statements to shareholders expenses	68,228	214,472	283,767	77,503
Legal fees	38,160	163,863	171,118	35,643
Trustees’ fees	33,410	166,993	131,206	24,857
Audit and tax fees	30,457	16,774	20,123	17,656
Other	68,894	131,950	143,439	22,314
	8,662,907	31,813,722	32,684,829	6,060,493
Less expenses waived	(1,996,703)	(2,863,667)	(4,998,070)	(1,175,042)
Less expenses paid indirectly	(5,641)	(35,893)	(9,880)	(1,294)
Total operating expenses	6,660,563	28,914,162	27,676,879	4,884,157
Net Investment Income (Loss)	17,311,177	(4,267,141)	(12,500,148)	9,031,000

	Delaware Ivy International Core Equity Fund	Delaware Ivy Large Cap Growth Fund	Delaware Ivy Mid Cap Growth Fund	Delaware Ivy Mid Cap Income Opportunities Fund
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments[1]	$49,999,630	$180,845,451	$685,148,151	$65,651,252
Foreign currencies	(387,743)	259	—	—
Forward foreign currency exchange contracts	(1,606,117)	—	—	—
Net increase from payment by affiliates[2]	1,025	—	—	—
Net realized gain (loss)	48,006,795	180,845,710	685,148,151	65,651,252

Net change in unrealized appreciation (depreciation) on:
Investments[3]	5,712,226	571,323,933	(672,500,439)	(23,042,442)
Foreign currencies	400,947	(170)	—	—
Net change in unrealized appreciation (depreciation)	6,113,173	571,323,763	(672,500,439)	(23,042,442)
Net Realized and Unrealized Gain (Loss)	54,119,968	752,169,473	12,647,712	42,608,810
Net Increase (Decrease) in Net Assets Resulting from Operations	$71,431,145	$747,902,332	$147,564	$51,639,810
[1]	Includes $(1,931,178) capital gains tax paid for Delaware Ivy International Core Equity Fund.
[2]	See Note 2 in “Notes to financial statements.”
[3]	Includes $(5,834,718) capital gains tax accrued for Delaware Ivy International Core Equity Fund.
See accompanying notes, which are an integral part of the financial statements.

Statements of operations
Ivy Funds
	Delaware Ivy Small Cap Growth Fund	Delaware Ivy Smid Cap Core Fund	Delaware Ivy Systematic Emerging Markets Equity Fundφ
Investment Income:
Dividends	$1,703,217	$2,384,461	$15,165,528
Foreign tax withheld	—	—	(1,841,567)
	1,703,217	2,384,461	13,323,961

Expenses:
Management fees	5,555,870	1,428,252	3,500,735
Distribution expenses — Class A	765,458	139,069	196,247
Distribution expenses — Class C	88,683	52,991	78,910
Distribution expenses — Class R	108,751	53,798	15,124
Distribution expenses — Class Y	39,374	6,934	33,311
Dividend disbursing and transfer agent fees and expenses	799,243	204,145	536,624
Registration fees	128,309	106,550	99,422
Accounting and administration expenses	124,526	43,881	83,922
Reports and statements to shareholders expenses	85,820	20,556	49,992
Legal fees	40,388	9,312	23,863
Trustees’ fees	29,590	7,454	16,597
Audit and tax fees	18,248	17,733	31,198
Custodian fees	10,820	3,243	171,003
Other	54,484	10,655	32,412
	7,849,564	2,104,573	4,869,360
Less expenses waived	(1,092,705)	(380,769)	(1,684,063)
Less expenses paid indirectly	(1,717)	(435)	(892)
Total operating expenses	6,755,142	1,723,369	3,184,405
Net Investment Income (Loss)	(5,051,925)	661,092	10,139,556

	Delaware Ivy Small Cap Growth Fund	Delaware Ivy Smid Cap Core Fund	Delaware Ivy Systematic Emerging Markets Equity Fundφ
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments[1]	$44,163,587	$(2,802,110)	$24,771,387
Foreign currencies	—	—	(487,609)
Net increase from payment by affiliates[2]	58	213	—
Net realized gain (loss)	44,163,645	(2,801,897)	24,283,778

Net change in unrealized appreciation (depreciation) on:
Investments[3]	(21,208,916)	22,071,419	33,364,846
Foreign currencies	—	—	(119,776)
Net change in unrealized appreciation (depreciation)	(21,208,916)	22,071,419	33,245,070
Net Realized and Unrealized Gain (Loss)	22,954,729	19,269,522	57,528,848
Net Increase (Decrease) in Net Assets Resulting from Operations	$17,902,804	$19,930,614	$67,668,404
[1]	Includes $(4,162,067) capital gains tax paid for Delaware Ivy Systematic Emerging Markets Equity Fund.
[2]	See Note 2 in “Notes to financial statements.”
[3]	Includes $(8,120,176) capital gains tax accrued for Delaware Ivy Systematic Emerging Markets Equity Fund.
φ Consolidated statement of operations.
See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Ivy Funds
	Delaware Ivy Core Equity Fund		Delaware Ivy Global Bond Fund
	Six months ended 9/30/24 (Unaudited)	Year ended 3/31/24	Six months ended 9/30/24 (Unaudited)	Year ended 3/31/24

Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$4,483,095	$7,962,846	$9,598,961	$16,648,366
Net realized gain (loss)	237,074,192	303,961,897	(6,451,270)	(2,761,436)
Net change in unrealized appreciation (depreciation)	132,490,427	627,513,039	18,087,847	5,582,606
Net increase (decrease) in net assets resulting from operations	374,047,714	939,437,782	21,235,538	19,469,536

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	—	(293,561,457)	(1,572,536)	(3,467,339)
Class C	—	(2,540,114)	(20,826)	(51,171)
Class I	—	(66,889,139)	(3,810,182)	(6,906,950)
Class R	—	(16,076)	(13,878)	(8,900)
Class R6	—	(6,248,098)	(3,245,585)	(6,014,218)
Class Y	—	(2,655,220)	(30,769)	(67,568)
	—	(371,910,104)	(8,693,776)	(16,516,146)

Capital Share Transactions (See Note 4):
Proceeds from shares sold:
Class A	39,289,617	72,313,656	5,284,937	8,579,413
Class C	3,159,065	3,823,640	113,067	381,234
Class I	128,203,903	121,149,507	39,455,309	97,482,106
Class R	1,252	9,407	752,391	140,610
Class R6	8,884,226	24,109,346	31,191,118	54,900,887
Class Y	869,901	2,746,149	162,019	617,160

Net assets from reorganization:[1]
Class A	—	—	5,241,459	—
Class C	—	—	179,136	—
Class I	—	—	17,233,034	—
Class R6	—	—	40,681	—

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	—	291,171,207	1,562,612	3,446,724
Class C	—	2,539,546	20,826	51,171
Class I	—	66,824,616	3,807,905	6,900,091
Class R	—	13,773	13,878	8,900
Class R6	—	5,873,722	3,245,585	6,013,843
Class Y	—	2,652,494	30,435	67,113
	180,407,964	593,227,063	108,334,392	178,589,252

	Delaware Ivy Core Equity Fund		Delaware Ivy Global Bond Fund
	Six months ended 9/30/24 (Unaudited)	Year ended 3/31/24	Six months ended 9/30/24 (Unaudited)	Year ended 3/31/24

Cost of shares redeemed:
Class A	$(249,551,421)	$(511,589,178)	$(12,511,844)	$(27,253,320)
Class C	(3,691,589)	(7,519,044)	(519,263)	(1,380,892)
Class I	(138,900,626)	(296,767,446)	(60,766,469)	(74,081,448)
Class R	(3,046)	(126,027)	(188,440)	(67,680)
Class R6	(8,996,052)	(19,955,106)	(16,955,821)	(24,350,369)
Class Y	(3,875,035)	(4,466,928)	(330,580)	(572,871)
	(405,017,769)	(840,423,729)	(91,272,417)	(127,706,580)
Increase (decrease) in net assets derived from capital share transactions	(224,609,805)	(247,196,666)	17,061,975	50,882,672
Net Increase in Net Assets	149,437,909	320,331,012	29,603,737	53,836,062

Net Assets:
Beginning of period	3,731,097,755	3,410,766,743	482,038,121	428,202,059
End of period	$3,880,535,664	$3,731,097,755	$511,641,858	$482,038,121
[1]	See Note 5 in “Notes to financial statements.”
See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Ivy Funds
	Delaware Ivy Global Growth Fund		Delaware Ivy High Income Fund
	Six months ended 9/30/24 (Unaudited)	Year ended 3/31/24	Six months ended 9/30/24 (Unaudited)	Year ended 3/31/24

Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$2,818,859	$3,932,770	$87,346,553	$177,704,715
Net realized gain (loss)	18,908,326	34,817,518	(54,881,060)	(154,750,162)
Net increase from payment by affiliates[1]	—	—	208,594	—
Net change in unrealized appreciation (depreciation)	37,422,844	76,992,467	110,622,587	237,791,544
Net increase (decrease) in net assets resulting from operations	59,150,029	115,742,755	143,296,674	260,746,097

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	—	(18,813,448)	(42,487,937)	(82,468,506)
Class C	—	(200,133)	(2,992,507)	(8,185,702)
Class I	—	(9,470,074)	(35,866,870)	(76,344,445)
Class R	—	(42,509)	(1,054,017)	(2,328,704)
Class R6	—	(288,911)	(3,239,304)	(3,885,465)
Class Y	—	(97,458)	(1,706,376)	(4,476,363)
	—	(28,912,533)	(87,347,011)	(177,689,185)

Capital Share Transactions (See Note 4):
Proceeds from shares sold:
Class A	8,335,286	12,778,660	36,249,456	92,882,697
Class C	267,856	258,771	3,705,706	9,596,648
Class I	18,269,806	26,341,804	122,771,458	270,167,093
Class R	36,277	15,453	1,289,035	1,572,232
Class R6	641,178	12,416,820	10,824,606	15,747,080
Class Y	52,319	243,798	8,233,116	25,801,936

Net assets from reorganization:[2]
Class A	346,631,874	—	305,506,943	—
Class C	1,756,259	—	2,359,840	—
Class I	77,820,374	—	92,964,377	—
Class R	254,446	—	2,183,570	—
Class R6	1,452,085	—	52,245,469	—
Class Y	1,189,737	—	—	—

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	—	18,628,974	41,072,553	80,766,869
Class C	—	200,133	2,983,114	8,154,038
Class I	—	9,447,996	35,732,389	76,026,993
Class R	—	42,509	1,053,587	2,327,696
Class R6	—	158,194	3,046,824	3,770,742
Class Y	—	97,458	1,628,405	4,241,189
	456,707,497	80,630,570	723,850,448	591,055,213

	Delaware Ivy Global Growth Fund		Delaware Ivy High Income Fund
	Six months ended 9/30/24 (Unaudited)	Year ended 3/31/24	Six months ended 9/30/24 (Unaudited)	Year ended 3/31/24

Cost of shares redeemed:
Class A	$(48,240,816)	$(73,551,426)	$(158,478,633)	$(298,929,610)
Class C	(581,746)	(751,574)	(21,751,756)	(51,553,250)
Class I	(53,325,798)	(84,761,157)	(188,344,520)	(403,584,653)
Class R	(108,018)	(123,165)	(2,793,130)	(6,600,844)
Class R6	(1,041,208)	(1,660,958)	(16,618,949)	(27,926,487)
Class Y	(149,384)	(248,236)	(14,491,109)	(44,421,962)
	(103,446,970)	(161,096,516)	(402,478,097)	(833,016,806)
Increase (decrease) in net assets derived from capital share transactions	353,260,527	(80,465,946)	321,372,351	(241,961,593)
Net Increase (Decrease) in Net Assets	412,410,556	6,364,276	377,322,014	(158,904,681)

Net Assets:
Beginning of period	543,213,687	536,849,411	2,377,597,468	2,536,502,149
End of period	$955,624,243	$543,213,687	$2,754,919,482	$2,377,597,468
[1]	See Note 2 in “Notes to financial statements.”
[2]	See Note 5 in “Notes to financial statements.”
See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Ivy Funds
	Delaware Ivy International Core Equity Fund		Delaware Ivy Large Cap Growth Fund
	Six months ended 9/30/24 (Unaudited)	Year ended 3/31/24	Six months ended 9/30/24 (Unaudited)	Year ended 3/31/24

Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$17,311,177	$28,910,846	$(4,267,141)	$(6,279,987)
Net realized gain (loss)	48,005,770	17,480,643	180,845,710	266,207,058
Net increase from payment by affiliates[1]	1,025	—	—	—
Net change in unrealized appreciation (depreciation)	6,113,173	130,237,640	571,323,763	1,496,273,822
Net increase (decrease) in net assets resulting from operations	71,431,145	176,629,129	747,902,332	1,756,200,893

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	—	(6,938,040)	—	(71,124,444)
Class C	—	(397,168)	—	(2,370,903)
Class I	—	(18,729,967)	—	(95,913,304)
Class R	—	(899,770)	—	(1,016,916)
Class R6	—	(6,919,437)	—	(6,873,786)
Class Y	—	(1,002,897)	—	(856,757)
	—	(34,887,279)	—	(178,156,110)

Capital Share Transactions (See Note 4):
Proceeds from shares sold:
Class A	16,581,328	34,968,582	102,961,826	165,396,364
Class C	375,014	1,806,645	5,285,702	18,344,210
Class I	81,889,735	128,415,772	902,894,587	1,113,500,494
Class R	1,145,662	1,610,466	3,360,952	21,865,178
Class R6	41,438,546	51,026,945	31,464,052	137,460,796
Class Y	3,157,871	6,515,359	8,286,534	11,133,924

Net assets from reorganization:[2]
Class A	170,156,916	—	681,836,868	—
Class C	2,685,826	—	4,161,517	—
Class I	126,336,155	—	91,304,688	—
Class R	1,264,239	—	777,982	—
Class R6	2,879,210	—	—	—
Class Y	461,972	—	—	—

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	—	6,801,900	—	70,618,650
Class C	—	394,738	—	2,359,764
Class I	—	18,067,945	—	95,003,003
Class R	—	899,526	—	1,016,916
Class R6	—	6,816,147	—	6,012,352
Class Y	—	999,883	—	853,220
	448,372,474	258,323,908	1,832,334,708	1,643,564,871

	Delaware Ivy International Core Equity Fund		Delaware Ivy Large Cap Growth Fund
	Six months ended 9/30/24 (Unaudited)	Year ended 3/31/24	Six months ended 9/30/24 (Unaudited)	Year ended 3/31/24

Cost of shares redeemed:
Class A	$(40,580,497)	$(57,382,190)	$(252,342,716)	$(434,051,912)
Class C	(4,743,819)	(14,618,595)	(10,743,878)	(16,851,440)
Class I	(114,829,215)	(250,918,497)	(639,055,575)	(985,306,170)
Class R	(3,753,595)	(7,991,061)	(5,678,195)	(4,600,692)
Class R6	(62,482,428)	(82,745,524)	(53,234,961)	(80,617,387)
Class Y	(6,618,065)	(14,022,940)	(2,627,101)	(11,968,805)
	(233,007,619)	(427,678,807)	(963,682,426)	(1,533,396,406)
Increase (decrease) in net assets derived from capital share transactions	215,364,855	(169,354,899)	868,652,282	110,168,465
Net Increase (Decrease) in Net Assets	286,796,000	(27,613,049)	1,616,554,614	1,688,213,248

Net Assets:
Beginning of period	1,329,271,129	1,356,884,178	6,804,334,054	5,116,120,806
End of period	$1,616,067,129	$1,329,271,129	$8,420,888,668	$6,804,334,054
[1]	See Note 2 in “Notes to financial statements.”
[2]	See Note 5 in “Notes to financial statements.”
See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Ivy Funds
	Delaware Ivy Mid Cap Growth Fund		Delaware Ivy Mid Cap Income Opportunities Fund
	Six months ended 9/30/24 (Unaudited)	Year ended 3/31/24	Six months ended 9/30/24 (Unaudited)	Year ended 3/31/24

Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$(12,500,148)	$(18,538,992)	$9,031,000	$21,385,953
Net realized gain (loss)	685,148,151	219,577,322	65,651,252	55,256,132
Net change in unrealized appreciation (depreciation)	(672,500,439)	658,199,829	(23,042,442)	132,600,856
Net increase (decrease) in net assets resulting from operations	147,564	859,238,159	51,639,810	209,242,941

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	—	(95,139,802)	(1,086,402)	(8,479,839)
Class C	—	(5,878,732)	(52,422)	(848,362)
Class I	—	(161,797,407)	(6,700,198)	(46,567,429)
Class R	—	(3,803,348)	(69,356)	(523,721)
Class R6	—	(66,481,420)	(790,317)	(4,928,124)
Class Y	—	(13,209,909)	(91,354)	(699,549)
	—	(346,310,618)	(8,790,049)	(62,047,024)

Capital Share Transactions (See Note 4):
Proceeds from shares sold:
Class A	31,205,002	100,687,868	4,984,954	10,887,181
Class C	3,405,977	8,058,894	373,081	1,146,923
Class I	283,300,912	615,587,206	63,625,109	167,713,173
Class R	2,967,319	8,663,186	701,660	11,352,814
Class R6	120,270,050	385,714,959	7,106,827	20,248,494
Class Y	18,587,669	33,675,695	451,932	4,415,257

Net assets from reorganization:[1]
Class A	643,330,310	—	—	—
Class C	32,772,506	—	—	—
Class I	353,505,893	—	—	—
Class R	7,649,278	—	—	—
Class R6	36,218,815	—	—	—

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	—	94,546,286	1,085,219	8,475,788
Class C	—	5,861,944	52,034	846,649
Class I	—	158,778,651	6,516,970	45,347,853
Class R	—	3,801,311	69,356	523,720
Class R6	—	66,325,689	757,300	4,727,476
Class Y	—	13,193,766	91,146	697,947
	1,533,213,731	1,494,895,455	85,815,588	276,383,275

	Delaware Ivy Mid Cap Growth Fund		Delaware Ivy Mid Cap Income Opportunities Fund
	Six months ended 9/30/24 (Unaudited)	Year ended 3/31/24	Six months ended 9/30/24 (Unaudited)	Year ended 3/31/24

Cost of shares redeemed:
Class A	$(193,211,571)	$(342,792,633)	$(16,737,538)	$(46,602,537)
Class C	(17,707,376)	(24,193,661)	(3,194,021)	(5,979,742)
Class I	(636,473,903)	(863,664,699)	(134,351,716)	(453,495,989)
Class R	(8,018,705)	(20,642,621)	(1,998,068)	(1,552,003)
Class R6	(214,222,786)	(326,126,108)	(14,188,718)	(29,774,708)
Class Y	(35,590,405)	(61,642,216)	(2,293,757)	(3,722,108)
	(1,105,224,746)	(1,639,061,938)	(172,763,818)	(541,127,087)
Increase (decrease) in net assets derived from capital share transactions	427,988,985	(144,166,483)	(86,948,230)	(264,743,812)
Net Increase (Decrease) in Net Assets	428,136,549	368,761,058	(44,098,469)	(117,547,895)

Net Assets:
Beginning of period	6,245,913,036	5,877,151,978	1,172,434,029	1,289,981,924
End of period	$6,674,049,585	$6,245,913,036	$1,128,335,560	$1,172,434,029
[1]	See Note 5 in “Notes to financial statements.”
See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Ivy Funds
	Delaware Ivy Small Cap Growth Fund		Delaware Ivy Smid Cap Core Fund
	Six months ended 9/30/24 (Unaudited)	Year ended 3/31/24	Six months ended 9/30/24 (Unaudited)	Year ended 3/31/24

Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$(5,051,925)	$(9,567,954)	$661,092	$1,286,569
Net realized gain (loss)	44,163,587	71,849,436	(2,802,110)	5,714,445
Net increase from payment by affiliates[1]	58	—	213	—
Net change in unrealized appreciation (depreciation)	(21,208,916)	152,099,587	22,071,419	54,446,145
Net increase (decrease) in net assets resulting from operations	17,902,804	214,381,069	19,930,614	61,447,159

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	—	(29,855,478)	(215,720)	(798,437)
Class C	—	(1,435,283)	(8,803)	(68,283)
Class I	—	(14,786,057)	(340,300)	(985,384)
Class R	—	(2,201,928)	(19,432)	(106,682)
Class R6	—	(4,918,319)	(105,803)	(304,657)
Class Y	—	(1,715,869)	(7,433)	(31,304)

Return of capital:
Class A	—	—	—	(73,639)
Class C	—	—	—	(7,649)
Class I	—	—	—	(97,546)
Class R	—	—	—	(13,197)
Class R6	—	—	—	(26,377)
Class Y	—	—	—	(3,529)
	—	(54,912,934)	(697,491)	(2,516,684)

Capital Share Transactions (See Note 4):
Proceeds from shares sold:
Class A	11,381,672	30,659,253	4,166,294	11,360,682
Class C	723,219	1,354,222	478,346	1,003,583
Class I	55,086,173	104,265,428	31,344,804	22,008,105
Class R	1,527,597	3,642,078	1,425,508	2,816,715
Class R6	10,281,675	40,393,224	2,149,425	5,870,655
Class Y	1,676,923	6,850,038	281,212	791,915

Net assets from reorganization:[2]
Class A	19,820,021	—	—	—
Class C	4,221,604	—	—	—
Class I	64,499,652	—	—	—
Class R	1,475,192	—	—	—

	Delaware Ivy Small Cap Growth Fund		Delaware Ivy Smid Cap Core Fund
	Six months ended 9/30/24 (Unaudited)	Year ended 3/31/24	Six months ended 9/30/24 (Unaudited)	Year ended 3/31/24

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	$—	$29,769,259	$214,929	$869,016
Class C	—	1,435,035	8,803	75,925
Class I	—	14,606,311	335,224	1,071,072
Class R	—	2,201,928	19,432	119,879
Class R6	—	4,795,767	105,802	331,018
Class Y	—	1,715,667	7,423	34,768
	170,693,728	241,688,210	40,537,202	46,353,333
Cost of shares redeemed:
Class A	(70,471,876)	(160,032,340)	(12,077,661)	(28,109,077)
Class C	(3,279,295)	(7,606,558)	(1,626,934)	(4,050,880)
Class I	(126,939,442)	(272,099,839)	(25,496,330)	(63,935,836)
Class R	(4,071,886)	(8,537,983)	(2,144,953)	(3,486,649)
Class R6	(56,296,435)	(49,544,369)	(4,694,949)	(12,363,169)
Class Y	(5,164,331)	(52,757,296)	(551,348)	(1,391,387)
	(266,223,265)	(550,578,385)	(46,592,175)	(113,336,998)
Decrease in net assets derived from capital share transactions	(95,529,537)	(308,890,175)	(6,054,973)	(66,983,665)
Net Increase (Decrease) in Net Assets	(77,626,733)	(149,422,040)	13,178,150	(8,053,190)

Net Assets:
Beginning of period	1,386,416,542	1,535,838,582	339,727,895	347,781,085
End of period	$1,308,789,809	$1,386,416,542	$352,906,045	$339,727,895
[1]	See Note 2 in “Notes to financial statements.”
[2]	See Note 5 in “Notes to financial statements.”
See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Ivy Funds
	Delaware Ivy Systematic Emerging Markets Equity Fundφ
	Six months ended 9/30/24 (Unaudited)	Year ended 3/31/24

Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$10,139,556	$22,478,943
Net realized gain (loss)	24,283,778	(18,653,640)
Net change in unrealized appreciation (depreciation)	33,245,070	71,857,685
Net increase (decrease) in net assets resulting from operations	67,668,404	75,682,988

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	—	(5,063,707)
Class C	—	(570,330)
Class I	—	(14,869,547)
Class R	—	(169,014)
Class R6	—	(4,253,760)
Class Y	—	(797,906)
	—	(25,724,264)

Capital Share Transactions (See Note 4):
Proceeds from shares sold:
Class A	6,998,861	13,160,128
Class C	888,966	778,227
Class I	34,222,351	71,028,894
Class R	641,465	975,923
Class R6	11,119,945	21,769,826
Class Y	2,247,942	7,277,753

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	—	5,003,604
Class C	—	570,305
Class I	—	13,996,689
Class R	—	168,564
Class R6	—	4,168,267
Class Y	—	797,877
	56,119,530	139,696,057

	Delaware Ivy Systematic Emerging Markets Equity Fundφ
	Six months ended 9/30/24 (Unaudited)	Year ended 3/31/24

Cost of shares redeemed:
Class A	$(21,985,337)	$(49,810,065)
Class C	(3,428,913)	(8,856,463)
Class I	(85,670,781)	(213,874,674)
Class R	(772,377)	(1,698,041)
Class R6	(32,125,163)	(58,350,607)
Class Y	(4,068,879)	(10,427,108)
	(148,051,450)	(343,016,958)
Decrease in net assets derived from capital share transactions	(91,931,920)	(203,320,901)
Net Decrease in Net Assets	(24,263,516)	(153,362,177)

Net Assets:
Beginning of period	761,027,804	914,389,981
End of period	$736,764,288	$761,027,804
φ	Consolidated statements of changes in net assets.
See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Delaware Ivy Core Equity Fund Class A
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/24[1] (Unaudited)	Year ended
		3/31/24	3/31/23	3/31/22	3/31/21	3/31/20
Net asset value, beginning of period	$17.11	$14.69	$18.10	$18.01	$11.73	$13.47

Income (loss) from investment operations:
Net investment income[2]	0.02	0.03	0.05	0.04	0.06	0.06
Net realized and unrealized gain (loss)	1.77	4.29	(1.36)	2.56	6.65	(0.29)
Total from investment operations	1.79	4.32	(1.31)	2.60	6.71	(0.23)

Less dividends and distributions from:
Net investment income	—	(0.06)	(0.08)	(0.09)	(0.04)	(0.09)
Net realized gain	—	(1.84)	(2.02)	(2.42)	(0.39)	(1.42)
Total dividends and distributions	—	(1.90)	(2.10)	(2.51)	(0.43)	(1.51)

Net asset value, end of period	$18.90	$17.11	$14.69	$18.10	$18.01	$11.73

Total return[3]	10.46%[4]	31.18%[4]	(6.71%)[4]	13.88%	57.58%	(3.57%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$2,918,563	$2,846,374	$2,574,630	$3,424,139	$3,411[5]	$2,409[5]
Ratio of expenses to average net assets[6]	1.00%	1.00%	1.00%	0.97%	1.00%	1.03%
Ratio of expenses to average net assets prior to fees waived[6]	1.01%	1.00%	1.03%	0.97%	1.00%	1.03%
Ratio of net investment income to average net assets	0.18%	0.18%	0.32%	0.19%	0.36%	0.42%
Ratio of net investment income to average net assets prior to fees waived	0.17%	0.18%	0.29%	0.19%	0.36%	0.42%
Portfolio turnover	10%	35%	37%	36%	49%	66%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[4]	Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.

Delaware Ivy Core Equity Fund Class C
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/24[1] (Unaudited)	Year ended
		3/31/24	3/31/23	3/31/22	3/31/21	3/31/20
Net asset value, beginning of period	$12.34	$11.09	$14.27	$14.65	$9.63	$11.31

Income (loss) from investment operations:
Net investment loss[2]	(0.04) [3]	(0.07)	(0.06)	(0.11)	(0.06)	(0.05)
Net realized and unrealized gain (loss)	1.28	3.17	(1.10)	2.10	5.45	(0.22)
Total from investment operations	1.24	3.10	(1.16)	1.99	5.39	(0.27)

Less dividends and distributions from:
Net investment income	—	(0.01)	—	(0.01)	—	(0.01)
Net realized gain	—	(1.84)	(2.02)	(2.36)	(0.37)	(1.40)
Total dividends and distributions	—	(1.85)	(2.02)	(2.37)	(0.37)	(1.41)

Net asset value, end of period	$13.58	$12.34	$11.09	$14.27	$14.65	$9.63

Total return[4]	10.05%[5]	30.19%[5]	(7.48%)[5]	12.85%	56.31%	(4.44%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$19,369	$18,101	$17,253	$27,556	$33[6]	$37[6]
Ratio of expenses to average net assets[7]	1.75%	1.75%	1.84%	1.85%	1.88%	1.89%
Ratio of expenses to average net assets prior to fees waived[7]	1.76%	1.75%	1.99%	1.85%	1.88%	1.89%
Ratio of net investment loss to average net assets	(0.57%)	(0.57%)	(0.52%)	(0.70%)	(0.51%)	(0.44%)
Ratio of net investment loss to average net assets prior to fees waived	(0.58%)	(0.57%)	(0.67%)	(0.70%)	(0.51%)	(0.44%)
Portfolio turnover	10%	35%	37%	36%	49%	66%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statements of operations due to class specific expenses.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[5]	Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[6]	Net assets reported in millions.
[7]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Delaware Ivy Core Equity Fund Class I
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/24[1] (Unaudited)	Year ended
		3/31/24	3/31/23	3/31/22	3/31/21	3/31/20
Net asset value, beginning of period	$21.06	$17.67	$21.24	$20.77	$13.47	$15.27

Income (loss) from investment operations:
Net investment income[2]	0.05	0.08	0.10	0.08	0.10	0.10
Net realized and unrealized gain (loss)	2.18	5.22	(1.57)	2.93	7.66	(0.37)
Total from investment operations	2.23	5.30	(1.47)	3.01	7.76	(0.27)

Less dividends and distributions from:
Net investment income	—	(0.07)	(0.08)	(0.12)	(0.07)	(0.11)
Net realized gain	—	(1.84)	(2.02)	(2.42)	(0.39)	(1.42)
Total dividends and distributions	—	(1.91)	(2.10)	(2.54)	(0.46)	(1.53)

Net asset value, end of period	$23.29	$21.06	$17.67	$21.24	$20.77	$13.47

Total return[3]	10.59%[4]	31.50%[4]	(6.46%)	14.00%	57.92%	(3.38%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$833,154	$764,906	$744,911	$1,070,912	$1,101[5]	$861[5]
Ratio of expenses to average net assets[6]	0.75%	0.75%	0.78%	0.79%	0.81%	0.83%
Ratio of expenses to average net assets prior to fees waived[6]	0.76%	0.75%	0.78%	0.79%	0.81%	0.83%
Ratio of net investment income to average net assets	0.43%	0.43%	0.55%	0.37%	0.55%	0.63%
Ratio of net investment income to average net assets prior to fees waived	0.42%	0.43%	0.55%	0.37%	0.55%	0.63%
Portfolio turnover	10%	35%	37%	36%	49%	66%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.

Delaware Ivy Core Equity Fund Class R
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/24[1] (Unaudited)	Year ended
		3/31/24	3/31/23	3/31/22	3/31/21	3/31/20
Net asset value, beginning of period	$16.84	$14.47	$17.88	$17.82	$11.62	$13.36

Income (loss) from investment operations:
Net investment income (loss)[2]	(0.01)[3]	(0.01)	0.01	(0.04)	(0.01)	0.01
Net realized and unrealized gain (loss)	1.74	4.22	(1.35)	2.53	6.59	(0.30)
Total from investment operations	1.73	4.21	(1.34)	2.49	6.58	(0.29)

Less dividends and distributions from:
Net investment income	—	—	(0.05)	(0.04)	—	(0.03)
Net realized gain	—	(1.84)	(2.02)	(2.39)	(0.38)	(1.42)
Total dividends and distributions	—	(1.84)	(2.07)	(2.43)	(0.38)	(1.45)

Net asset value, end of period	$18.57	$16.84	$14.47	$17.88	$17.82	$11.62

Total return[4]	10.27%[5]	30.84%[5]	(6.98%)[5]	13.42%	56.93%	(3.93%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$175	$161	$231	$212	$1[6]	$—[6,7]
Ratio of expenses to average net assets[8]	1.25%	1.25%	1.30%	1.39%	1.40%	1.42%
Ratio of expenses to average net assets prior to fees waived[8]	1.26%	1.25%	1.31%	1.39%	1.40%	1.42%
Ratio of net investment income (loss) to average net assets	(0.07%)	(0.07%)	0.03%	(0.22%)	(0.04%)	0.04%
Ratio of net investment income (loss) to average net assets prior to fees waived	(0.08%)	(0.07%)	0.02%	(0.22%)	(0.04%)	0.04%
Portfolio turnover	10%	35%	37%	36%	49%	66%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statements of operations due to class specific expenses.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[5]	Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[6]	Net assets reported in millions.
[7]	Rounds to less than $500 thousands.
[8]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Delaware Ivy Core Equity Fund Class R6
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/24[1] (Unaudited)	Year ended
		3/31/24	3/31/23	3/31/22	3/31/21	3/31/20
Net asset value, beginning of period	$21.13	$17.73	$21.31	$20.82	$13.50	$15.30

Income (loss) from investment operations:
Net investment income[2]	0.06	0.09	0.12	0.12	0.12	0.13
Net realized and unrealized gain (loss)	2.18	5.24	(1.59)	2.94	7.68	(0.37)
Total from investment operations	2.24	5.33	(1.47)	3.06	7.80	(0.24)

Less dividends and distributions from:
Net investment income	—	(0.09)	(0.09)	(0.15)	(0.09)	(0.14)
Net realized gain	—	(1.84)	(2.02)	(2.42)	(0.39)	(1.42)
Total dividends and distributions	—	(1.93)	(2.11)	(2.57)	(0.48)	(1.56)

Net asset value, end of period	$23.37	$21.13	$17.73	$21.31	$20.82	$13.50

Total return[3]	10.60%[4]	31.60%[4]	(6.44%)	14.23%	58.14%	(3.23%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$78,519	$70,743	$48,677	$91,633	$90[5]	$31[5]
Ratio of expenses to average net assets[6]	0.67%	0.70%	0.69%	0.64%	0.66%	0.67%
Ratio of expenses to average net assets prior to fees waived[6]	0.69%	0.70%	0.69%	0.64%	0.66%	0.67%
Ratio of net investment income to average net assets	0.51%	0.48%	0.64%	0.52%	0.68%	0.78%
Ratio of net investment income to average net assets prior to fees waived	0.49%	0.48%	0.64%	0.52%	0.68%	0.78%
Portfolio turnover	10%	35%	37%	36%	49%	66%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.

Delaware Ivy Core Equity Fund Class Y
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/24[1] (Unaudited)	Year ended
		3/31/24	3/31/23	3/31/22	3/31/21	3/31/20
Net asset value, beginning of period	$19.93	$16.83	$20.38	$20.01	$13.00	$14.78

Income (loss) from investment operations:
Net investment income[2]	0.02	0.03	0.07	0.07	0.09	0.09
Net realized and unrealized gain (loss)	2.07	4.95	(1.52)	2.83	7.37	(0.34)
Total from investment operations	2.09	4.98	(1.45)	2.90	7.46	(0.25)

Less dividends and distributions from:
Net investment income	—	(0.04)	(0.08)	(0.11)	(0.06)	(0.11)
Net realized gain	—	(1.84)	(2.02)	(2.42)	(0.39)	(1.42)
Total dividends and distributions	—	(1.88)	(2.10)	(2.53)	(0.45)	(1.53)

Net asset value, end of period	$22.02	$19.93	$16.83	$20.38	$20.01	$13.00

Total return[3]	10.49%[4]	31.13%	(6.63%)[4]	13.99%[4]	57.75%[4]	(3.37%)[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$30,756	$30,813	$25,065	$29,855	$26[5]	$23[5]
Ratio of expenses to average net assets[6]	1.00%	1.00%	0.94%	0.84%	0.85%	0.84%
Ratio of expenses to average net assets prior to fees waived[6]	1.01%	1.00%	0.97%	1.04%	1.05%	1.08%
Ratio of net investment income to average net assets	0.18%	0.18%	0.39%	0.32%	0.50%	0.60%
Ratio of net investment income to average net assets prior to fees waived	0.17%	0.18%	0.36%	0.12%	0.30%	0.36%
Portfolio turnover	10%	35%	37%	36%	49%	66%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Delaware Ivy Global Bond Fund Class A
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/24[1] (Unaudited)	Year ended
		3/31/24	3/31/23	3/31/22	3/31/21	3/31/20
Net asset value, beginning of period	$9.15	$9.09	$9.57	$10.26	$9.26	$9.71

Income (loss) from investment operations:
Net investment income[2]	0.17	0.32	0.24	0.25	0.32	0.34
Net realized and unrealized gain (loss)	0.21	0.05	(0.44)	(0.69)	0.95	(0.59)
Total from investment operations	0.38	0.37	(0.20)	(0.44)	1.27	(0.25)

Less dividends and distributions from:
Net investment income	(0.15)	(0.31)	(0.28)	(0.25)	(0.27)	(0.20)
Total dividends and distributions	(0.15)	(0.31)	(0.28)	(0.25)	(0.27)	(0.20)

Net asset value, end of period	$9.38	$9.15	$9.09	$9.57	$10.26	$9.26

Total return[3]	4.19%	4.19%	(2.00%)	(4.39%)	13.77%	(2.69%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$98,416	$96,400	$111,266	$150,133	$178[4]	$170[4]
Ratio of expenses to average net assets[5]	0.96%	0.97%[6]	0.96%	0.96%	0.96%	0.99%
Ratio of expenses to average net assets prior to fees waived[5]	1.12%	1.09%[6]	1.24%	1.19%	1.20%	1.22%
Ratio of net investment income to average net assets	3.60%	3.58%	2.64%	2.46%	3.18%	3.43%
Ratio of net investment income to average net assets prior to fees waived	3.44%	3.46%	2.36%	2.23%	2.94%	3.20%
Portfolio turnover	115%	181%	124%	50%	43%	38%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[6]	The ratio of expenses to average net assets excluding interest expense and ratio of expenses to average net assets prior to fees waived excluding interest expense for the year ended March 31, 2024 were 0.96% and 1.08%, respectively.
See accompanying notes, which are an integral part of the financial statements.

Delaware Ivy Global Bond Fund Class C
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/24[1] (Unaudited)	Year ended
		3/31/24	3/31/23	3/31/22	3/31/21	3/31/20
Net asset value, beginning of period	$9.14	$9.09	$9.57	$10.25	$9.26	$9.71

Income (loss) from investment operations:
Net investment income[2]	0.13	0.25	0.17	0.17	0.25	0.26
Net realized and unrealized gain (loss)	0.21	0.05	(0.43)	(0.68)	0.94	(0.59)
Total from investment operations	0.34	0.30	(0.26)	(0.51)	1.19	(0.33)

Less dividends and distributions from:
Net investment income	(0.11)	(0.25)	(0.22)	(0.17)	(0.20)	(0.12)
Total dividends and distributions	(0.11)	(0.25)	(0.22)	(0.17)	(0.20)	(0.12)

Net asset value, end of period	$9.37	$9.14	$9.09	$9.57	$10.25	$9.26

Total return[3]	3.80%	3.36%	(2.68%)	(5.04%)	12.81%	(3.42%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,563	$1,729	$2,675	$3,499	$4[4]	$6[4]
Ratio of expenses to average net assets[5]	1.71%	1.72%[6]	1.71%	1.72%	1.72%	1.74%
Ratio of expenses to average net assets prior to fees waived[5]	1.87%	1.84%[6]	2.06%	1.97%	1.96%	1.98%
Ratio of net investment income to average net assets	2.85%	2.83%	1.91%	1.69%	2.45%	2.68%
Ratio of net investment income to average net assets prior to fees waived	2.69%	2.71%	1.56%	1.44%	2.21%	2.44%
Portfolio turnover	115%	181%	124%	50%	43%	38%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[6]	The ratio of expenses to average net assets excluding interest expense and ratio of expenses to average net assets prior to fees waived excluding interest expense for the year ended March 31, 2024 were 1.71% and 1.83%, respectively.
See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Delaware Ivy Global Bond Fund Class I
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/24[1] (Unaudited)	Year ended
		3/31/24	3/31/23	3/31/22	3/31/21	3/31/20
Net asset value, beginning of period	$9.14	$9.09	$9.57	$10.25	$9.26	$9.71

Income (loss) from investment operations:
Net investment income[2]	0.18	0.34	0.26	0.27	0.35	0.36
Net realized and unrealized gain (loss)	0.20	0.05	(0.43)	(0.68)	0.93	(0.59)
Total from investment operations	0.38	0.39	(0.17)	(0.41)	1.28	(0.23)

Less dividends and distributions from:
Net investment income	(0.16)	(0.34)	(0.31)	(0.27)	(0.29)	(0.22)
Total dividends and distributions	(0.16)	(0.34)	(0.31)	(0.27)	(0.29)	(0.22)

Net asset value, end of period	$9.36	$9.14	$9.09	$9.57	$10.25	$9.26

Total return[3]	4.22%	4.44%	(1.76%)	(4.08%)	13.90%	(2.45%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$215,491	$210,566	$179,446	$198,358	$241[4]	$204[4]
Ratio of expenses to average net assets[5]	0.71%	0.72%[6]	0.72%	0.74%	0.74%	0.74%
Ratio of expenses to average net assets prior to fees waived[5]	0.87%	0.84%[6]	0.75%	0.86%	0.89%	0.89%
Ratio of net investment income to average net assets	3.85%	3.83%	2.91%	2.67%	3.39%	3.67%
Ratio of net investment income to average net assets prior to fees waived	3.69%	3.71%	2.88%	2.55%	3.24%	3.52%
Portfolio turnover	115%	181%	124%	50%	43%	38%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[6]	The ratio of expenses to average net assets excluding interest expense and ratio of expenses to average net assets prior to fees waived excluding interest expense for the year ended March 31, 2024 were 0.71% and 0.83%, respectively.
See accompanying notes, which are an integral part of the financial statements.

Delaware Ivy Global Bond Fund Class R
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/24[1] (Unaudited)	Year ended
		3/31/24	3/31/23	3/31/22	3/31/21	3/31/20
Net asset value, beginning of period	$9.13	$9.07	$9.55	$10.23	$9.24	$9.69

Income (loss) from investment operations:
Net investment income[2]	0.15	0.30	0.21	0.20	0.28	0.29
Net realized and unrealized gain (loss)	0.21	0.05	(0.43)	(0.68)	0.93	(0.59)
Total from investment operations	0.36	0.35	(0.22)	(0.48)	1.21	(0.30)

Less dividends and distributions from:
Net investment income	(0.14)	(0.29)	(0.26)	(0.20)	(0.22)	(0.15)
Total dividends and distributions	(0.14)	(0.29)	(0.26)	(0.20)	(0.22)	(0.15)

Net asset value, end of period	$9.35	$9.13	$9.07	$9.55	$10.23	$9.24

Total return[3]	4.00%[4]	3.98%[4]	(2.31%)[4]	(4.77%)	13.13%	(3.16%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$953	$342	$257	$260	$—[5,6]	$1[5]
Ratio of expenses to average net assets[7]	1.21%	1.22%[8]	1.29%	1.45%	1.46%	1.47%
Ratio of expenses to average net assets prior to fees waived[7]	1.37%	1.34%[8]	1.31%	1.45%	1.46%	1.47%
Ratio of net investment income to average net assets	3.35%	3.33%	2.35%	1.96%	2.77%	2.95%
Ratio of net investment income to average net assets prior to fees waived	3.19%	3.21%	2.33%	1.96%	2.77%	2.95%
Portfolio turnover	115%	181%	124%	50%	43%	38%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Rounds to less than $500 thousands.
[7]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[8]	The ratio of expenses to average net assets excluding interest expense and ratio of expenses to average net assets prior to fees waived excluding interest expense for the year ended March 31, 2024 were 1.21% and 1.33%, respectively.
See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Delaware Ivy Global Bond Fund Class R6
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/24[1] (Unaudited)	Year ended
		3/31/24	3/31/23	3/31/22	3/31/21	3/31/20
Net asset value, beginning of period	$9.13	$9.09	$9.57	$10.26	$9.26	$9.71

Income (loss) from investment operations:
Net investment income[2]	0.18	0.35	0.26	0.27	0.34	0.36
Net realized and unrealized gain (loss)	0.22	0.05	(0.43)	(0.68)	0.95	(0.58)
Total from investment operations	0.40	0.40	(0.17)	(0.41)	1.29	(0.22)

Less dividends and distributions from:
Net investment income	(0.17)	(0.36)	(0.31)	(0.28)	(0.29)	(0.23)
Total dividends and distributions	(0.17)	(0.36)	(0.31)	(0.28)	(0.29)	(0.23)

Net asset value, end of period	$9.36	$9.13	$9.09	$9.57	$10.26	$9.26

Total return[3]	4.40%[4]	4.50%[4]	(1.75%)	(4.14%)	14.02%	(2.42%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$193,313	$171,002	$132,679	$143,870	$62[5]	$23[5]
Ratio of expenses to average net assets[6]	0.58%	0.64%[7]	0.73%	0.70%	0.72%	0.73%
Ratio of expenses to average net assets prior to fees waived[6]	0.74%	0.74%[7]	0.73%	0.70%	0.72%	0.73%
Ratio of net investment income to average net assets	3.98%	3.91%	2.90%	2.65%	3.32%	3.69%
Ratio of net investment income to average net assets prior to fees waived	3.82%	3.81%	2.90%	2.65%	3.32%	3.69%
Portfolio turnover	115%	181%	124%	50%	43%	38%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[7]	The ratio of expenses to average net assets excluding interest expense and ratio of expenses to average net assets prior to fees waived excluding interest expense for the year ended March 31, 2024 were 0.63% and 0.73%, respectively.
See accompanying notes, which are an integral part of the financial statements.

Delaware Ivy Global Bond Fund Class Y
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/24[1] (Unaudited)	Year ended
		3/31/24	3/31/23	3/31/22	3/31/21	3/31/20
Net asset value, beginning of period	$9.15	$9.09	$9.58	$10.26	$9.26	$9.71

Income (loss) from investment operations:
Net investment income[2]	0.17	0.32	0.25	0.25	0.32	0.34
Net realized and unrealized gain (loss)	0.20	0.05	(0.45)	(0.68)	0.95	(0.59)
Total from investment operations	0.37	0.37	(0.20)	(0.43)	1.27	(0.25)

Less dividends and distributions from:
Net investment income	(0.15)	(0.31)	(0.29)	(0.25)	(0.27)	(0.20)
Total dividends and distributions	(0.15)	(0.31)	(0.29)	(0.25)	(0.27)	(0.20)

Net asset value, end of period	$9.37	$9.15	$9.09	$9.58	$10.26	$9.26

Total return[3]	4.08%	4.21%	(2.06%)	(4.29%)	13.76%	(2.69%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,906	$1,999	$1,879	$881	$1[4]	$1[4]
Ratio of expenses to average net assets[5]	0.96%	0.97%[6]	0.96%	0.96%	0.96%	0.99%
Ratio of expenses to average net assets prior to fees waived[5]	1.12%	1.09%[6]	0.99%	1.11%	1.12%	1.23%
Ratio of net investment income to average net assets	3.60%	3.58%	2.74%	2.42%	3.18%	3.46%
Ratio of net investment income to average net assets prior to fees waived	3.44%	3.46%	2.71%	2.27%	3.02%	3.22%
Portfolio turnover	115%	181%	124%	50%	43%	38%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[6]	The ratio of expenses to average net assets excluding interest expense and ratio of expenses to average net assets prior to fees waived excluding interest expense for the year ended March 31, 2024 were 0.96% and 1.08%, respectively.
See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Delaware Ivy Global Growth Fund Class A
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/24[1] (Unaudited)	Year ended
		3/31/24	3/31/23	3/31/22	3/31/21	3/31/20
Net asset value, beginning of period	$34.68	$29.35	$54.30	$56.56	$37.75	$43.12

Income (loss) from investment operations:
Net investment income (loss)[2]	0.12	0.21[3]	0.22	0.08	(0.04)	0.05
Net realized and unrealized gain (loss)	2.30	7.03	(3.65)	1.81	21.67	(4.97)
Total from investment operations	2.42	7.24	(3.43)	1.89	21.63	(4.92)

Less dividends and distributions from:
Net investment income	—	(0.20)	—	(0.19)	—	(0.09)
Net realized gain	—	(1.71)	(21.52)	(3.96)	(2.82)	(0.36)
Total dividends and distributions	—	(1.91)	(21.52)	(4.15)	(2.82)	(0.45)

Net asset value, end of period	$37.10	$34.68	$29.35	$54.30	$56.56	$37.75

Total return[4]	6.98%[5]	25.48%[3,5]	(4.48%)[5]	2.84%	57.85%	(11.62%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$696,356	$346,465	$333,400	$481,991	$531[6]	$369[6]
Ratio of expenses to average net assets[7]	1.13%	1.18%	1.28%	1.27%	1.34%	1.36%
Ratio of expenses to average net assets prior to fees waived[7]	1.27%	1.19%	1.39%	1.27%	1.34%	1.36%
Ratio of net investment income (loss) to average net assets	0.66%	0.68%	0.53%	0.14%	(0.08%)	0.11%
Ratio of net investment income (loss) to average net assets prior to fees waived	0.52%	0.67%	0.42%	0.14%	(0.08%)	0.11%
Portfolio turnover	34%	47%	39%	45%	32%	26%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount includes the refunded European tax reclaims. These reclaims impacted the net investment income (loss) per share by $0.05 and total return by 0.17%. See Note 1 in “Notes to financial statements.”
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[5]	Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[6]	Net assets reported in millions.
[7]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.

Delaware Ivy Global Growth Fund Class C
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/24[1] (Unaudited)	Year ended
		3/31/24	3/31/23	3/31/22	3/31/21	3/31/20
Net asset value, beginning of period	$20.77	$18.40	$43.16	$45.65	$31.11	$35.84

Income (loss) from investment operations:
Net investment loss[2]	(0.01) [3]	(0.02) [4]	(0.10)	(0.40)	(0.41)	(0.28)
Net realized and unrealized gain (loss)	1.37	4.29	(3.14)	1.51	17.77	(4.09)
Total from investment operations	1.36	4.27	(3.24)	1.11	17.36	(4.37)

Less dividends and distributions from:
Net investment income	—	(0.19)	—	—	—	—
Net realized gain	—	(1.71)	(21.52)	(3.60)	(2.82)	(0.36)
Total dividends and distributions	—	(1.90)	(21.52)	(3.60)	(2.82)	(0.36)

Net asset value, end of period	$22.13	$20.77	$18.40	$43.16	$45.65	$31.11

Total return[5]	6.55%[6]	24.49%[4,6]	(5.30%)[6]	1.88%	56.45%	(12.42%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$3,798	$2,164	$2,187	$3,530	$5[7]	$5[7]
Ratio of expenses to average net assets[8]	1.89%	1.94%	2.17%	2.22%	2.25%	2.24%
Ratio of expenses to average net assets prior to fees waived[8]	2.03%	1.95%	2.51%	2.22%	2.25%	2.24%
Ratio of net investment loss to average net assets	(0.10%)	(0.08%)	(0.35%)	(0.84%)	(1.00%)	(0.76%)
Ratio of net investment loss to average net assets prior to fees waived	(0.24%)	(0.09%)	(0.69%)	(0.84%)	(1.00%)	(0.76%)
Portfolio turnover	34%	47%	39%	45%	32%	26%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statements of operations due to class specific expenses.
[4]	Amount includes the refunded European tax reclaims. These reclaims impacted the net investment loss per share by $0.03 and total return by 0.16%. See Note 1 in “Notes to financial statements.”
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[6]	Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[7]	Net assets reported in millions.
[8]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Delaware Ivy Global Growth Fund Class I
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/24[1] (Unaudited)	Year ended
		3/31/24	3/31/23	3/31/22	3/31/21	3/31/20
Net asset value, beginning of period	$36.64	$30.86	$55.82	$58.10	$38.63	$44.10

Income (loss) from investment operations:
Net investment income[2]	0.17	0.31[3]	0.37	0.20	0.10	0.18
Net realized and unrealized gain (loss)	2.41	7.41	(3.75)	1.89	22.20	(5.07)
Total from investment operations	2.58	7.72	(3.38)	2.09	22.30	(4.89)

Less dividends and distributions from:
Net investment income	—	(0.23)	(0.06)	(0.41)	(0.01)	(0.22)
Net realized gain	—	(1.71)	(21.52)	(3.96)	(2.82)	(0.36)
Total dividends and distributions	—	(1.94)	(21.58)	(4.37)	(2.83)	(0.58)

Net asset value, end of period	$39.22	$36.64	$30.86	$55.82	$58.10	$38.63

Total return[4]	7.04%	25.81%[3]	(4.25%)	3.09%	58.28%	(11.35%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$234,514	$177,272	$196,155	$379,099	$494[5]	$346[5]
Ratio of expenses to average net assets[6]	0.89%	0.94%	1.01%	1.06%	1.06%	1.06%
Ratio of expenses to average net assets prior to fees waived[6]	1.03%	0.95%	1.03%	1.07%	1.09%	1.10%
Ratio of net investment income to average net assets	0.90%	0.94%	0.85%	0.33%	0.19%	0.40%
Ratio of net investment income to average net assets prior to fees waived	0.76%	0.93%	0.83%	0.32%	0.16%	0.36%
Portfolio turnover	34%	47%	39%	45%	32%	26%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount includes the refunded European tax reclaims. These reclaims impacted the net investment income per share by $0.05 and total return by 0.16%. See Note 1 in “Notes to financial statements.”
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.

Delaware Ivy Global Growth Fund Class R
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/24[1] (Unaudited)	Year ended
		3/31/24	3/31/23	3/31/22	3/31/21	3/31/20
Net asset value, beginning of period	$33.53	$28.46	$53.50	$55.69	$37.32	$42.69

Income (loss) from investment operations:
Net investment income (loss)[2]	0.07	0.12[3]	0.09	(0.15)	(0.21)	(0.08)
Net realized and unrealized gain (loss)	2.22	6.80	(3.61)	1.78	21.40	(4.93)
Total from investment operations	2.29	6.92	(3.52)	1.63	21.19	(5.01)

Less dividends and distributions from:
Net investment income	—	(0.14)	—	(0.01)	—	—
Net realized gain	—	(1.71)	(21.52)	(3.81)	(2.82)	(0.36)
Total dividends and distributions	—	(1.85)	(21.52)	(3.82)	(2.82)	(0.36)

Net asset value, end of period	$35.82	$33.53	$28.46	$53.50	$55.69	$37.32

Total return[4]	6.83%[5]	25.13%[3,5]	(4.74%)[5]	2.46%	57.33%	(11.92%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,013	$772	$716	$835	$1[6]	$1[6]
Ratio of expenses to average net assets[7]	1.39%	1.44%	1.55%	1.66%	1.68%	1.68%
Ratio of expenses to average net assets prior to fees waived[7]	1.53%	1.45%	1.57%	1.66%	1.68%	1.68%
Ratio of net investment income (loss) to average net assets	0.40%	0.41%	0.23%	(0.25%)	(0.42%)	(0.18%)
Ratio of net investment income (loss) to average net assets prior to fees waived	0.26%	0.40%	0.21%	(0.25%)	(0.42%)	(0.18%)
Portfolio turnover	34%	47%	39%	45%	32%	26%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount includes the refunded European tax reclaims. These reclaims impacted the net investment income (loss) per share by $0.04 and total return by 0.14%. See Note 1 in “Notes to financial statements.”
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[5]	Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[6]	Net assets reported in millions.
[7]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Delaware Ivy Global Growth Fund Class R6
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/24[1] (Unaudited)	Year ended
		3/31/24	3/31/23	3/31/22	3/31/21	3/31/20
Net asset value, beginning of period	$36.74	$31.04	$56.21	$58.51	$38.85	$44.35

Income (loss) from investment operations:
Net investment income[2]	0.19	0.29[3]	0.31	0.23	0.16	0.24
Net realized and unrealized gain (loss)	2.43	7.48	(3.70)	1.96	22.35	(5.10)
Total from investment operations	2.62	7.77	(3.39)	2.19	22.51	(4.86)

Less dividends and distributions from:
Net investment income	—	(0.36)	(0.26)	(0.53)	(0.03)	(0.28)
Net realized gain	—	(1.71)	(21.52)	(3.96)	(2.82)	(0.36)
Total dividends and distributions	—	(2.07)	(21.78)	(4.49)	(2.85)	(0.64)

Net asset value, end of period	$39.36	$36.74	$31.04	$56.21	$58.51	$38.85

Total return[4]	7.13%[5]	25.87%[3,5]	(4.20%)[5]	3.22%	58.50%	(11.26%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$16,825	$14,681	$2,908	$2,633	$19[6]	$16[6]
Ratio of expenses to average net assets[7]	0.79%	0.85%	0.98%	0.91%	0.94%	0.94%
Ratio of expenses to average net assets prior to fees waived[7]	0.95%	0.92%	1.00%	0.91%	0.94%	0.94%
Ratio of net investment income to average net assets	1.00%	0.87%	0.73%	0.37%	0.31%	0.53%
Ratio of net investment income to average net assets prior to fees waived	0.84%	0.80%	0.71%	0.37%	0.31%	0.53%
Portfolio turnover	34%	47%	39%	45%	32%	26%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount includes the refunded European tax reclaims. These reclaims impacted the net investment income per share by $0.05 and total return by 0.16%. See Note 1 in “Notes to financial statements.”
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[5]	Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[6]	Net assets reported in millions.
[7]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.

Delaware Ivy Global Growth Fund Class Y
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/24[1] (Unaudited)	Year ended
		3/31/24	3/31/23	3/31/22	3/31/21	3/31/20
Net asset value, beginning of period	$35.04	$29.66	$54.63	$56.88	$37.95	$43.35

Income (loss) from investment operations:
Net investment income (loss)[2]	0.12	0.24[3]	0.21	0.07	(0.05)	0.08
Net realized and unrealized gain (loss)	2.32	7.08	(3.66)	1.83	21.80	(5.03)
Total from investment operations	2.44	7.32	(3.45)	1.90	21.75	(4.95)

Less dividends and distributions from:
Net investment income	—	(0.23)	—	(0.19)	—	(0.09)
Net realized gain	—	(1.71)	(21.52)	(3.96)	(2.82)	(0.36)
Total dividends and distributions	—	(1.94)	(21.52)	(4.15)	(2.82)	(0.45)

Net asset value, end of period	$37.48	$35.04	$29.66	$54.63	$56.88	$37.95

Total return[4]	6.96%	25.48%[3]	(4.50%)	2.85%	57.86%	(11.63%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$3,118	$1,860	$1,483	$1,962	$3[5]	$2[5]
Ratio of expenses to average net assets[6]	1.14%	1.19%	1.28%	1.28%	1.34%	1.36%
Ratio of expenses to average net assets prior to fees waived[6]	1.28%	1.20%	1.32%	1.32%	1.36%	1.38%
Ratio of net investment income (loss) to average net assets	0.65%	0.64%	0.51%	0.11%	(0.09%)	0.19%
Ratio of net investment income (loss) to average net assets prior to fees waived	0.51%	0.63%	0.47%	0.07%	(0.11%)	0.17%
Portfolio turnover	34%	47%	39%	45%	32%	26%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount includes the refunded European tax reclaims. These reclaims impacted the net investment income (loss) per share by $0.05 and total return by 0.17%. See Note 1 in “Notes to financial statements.”
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Delaware Ivy High Income Fund Class A
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/24[1] (Unaudited)	Year ended
		3/31/24	3/31/23	3/31/22	3/31/21	3/31/20
Net asset value, beginning of period	$6.08	$5.87	$6.73	$7.10	$5.91	$7.20

Income (loss) from investment operations:
Net investment income[2]	0.19	0.43	0.44	0.46	0.41	0.49
Net realized and unrealized gain (loss)	0.11	0.21	(0.86)	(0.38)	1.21	(1.29)
Total from investment operations	0.30	0.64	(0.42)	0.08	1.62	(0.80)

Less dividends and distributions from:
Net investment income	(0.19)	(0.43)	(0.44)	(0.45)	(0.43)	(0.49)
Total dividends and distributions	(0.19)	(0.43)	(0.44)	(0.45)	(0.43)	(0.49)

Payment by affiliates	—[3,4]	—	—	—	—	—

Net asset value, end of period	$6.19	$6.08	$5.87	$6.73	$7.10	$5.91

Total return[5]	5.11%[6,7]	11.36%	(6.02%)[7]	1.09%[6]	28.16%	(12.03%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,363,150	$1,109,865	$1,196,375	$1,576,813	$1,816[8]	$1,465[8]
Ratio of expenses to average net assets[9]	0.89%	0.89%	1.00%	0.95%	0.97%	0.95%
Ratio of expenses to average net assets prior to fees waived[9]	0.97%	0.89%	1.02%	0.95%	0.97%	0.95%
Ratio of net investment income to average net assets	6.38%	7.27%	7.38%	6.44%	6.16%	6.89%
Ratio of net investment income to average net assets prior to fees waived	6.30%	7.27%	7.36%	6.44%	6.16%	6.89%
Portfolio turnover	31%	30%	50%	48%	59%	30%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount is less than $0.005 per share.
[4]	See Note 2 in “Notes to financial statements.”
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[6]	Payments by affiliates had no impact on net asset value and total return.
[7]	Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[8]	Net assets reported in millions.
[9]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.

Delaware Ivy High Income Fund Class C
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/24[1] (Unaudited)	Year ended
		3/31/24	3/31/23	3/31/22	3/31/21	3/31/20
Net asset value, beginning of period	$6.08	$5.87	$6.73	$7.10	$5.91	$7.20

Income (loss) from investment operations:
Net investment income[2]	0.17	0.39	0.40	0.40	0.36	0.44
Net realized and unrealized gain (loss)	0.11	0.20	(0.86)	(0.37)	1.22	(1.29)
Total from investment operations	0.28	0.59	(0.46)	0.03	1.58	(0.85)

Less dividends and distributions from:
Net investment income	(0.17)	(0.38)	(0.40)	(0.40)	(0.39)	(0.44)
Total dividends and distributions	(0.17)	(0.38)	(0.40)	(0.40)	(0.39)	(0.44)

Payment by affiliates	—[3,4]	—	—	—	—	—

Net asset value, end of period	$6.19	$6.08	$5.87	$6.73	$7.10	$5.91

Total return[5]	4.72%[6,7]	10.53%	(6.70%)[7]	0.38%[6,7]	27.28%[7]	(12.66%)[7]

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$100,910	$111,787	$141,497	$221,601	$321[8]	$447[8]
Ratio of expenses to average net assets[9]	1.64%	1.64%	1.71%	1.66%	1.66%	1.66%
Ratio of expenses to average net assets prior to fees waived[9]	1.72%	1.64%	1.81%	1.70%	1.70%	1.68%
Ratio of net investment income to average net assets	5.63%	6.52%	6.64%	5.72%	5.50%	6.17%
Ratio of net investment income to average net assets prior to fees waived	5.55%	6.52%	6.54%	5.68%	5.46%	6.15%
Portfolio turnover	31%	30%	50%	48%	59%	30%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount is less than $0.005 per share.
[4]	See Note 2 in “Notes to financial statements.”
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[6]	Payments by affiliates had no impact on net asset value and total return.
[7]	Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[8]	Net assets reported in millions.
[9]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Delaware Ivy High Income Fund Class I
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/24[1] (Unaudited)	Year ended
		3/31/24	3/31/23	3/31/22	3/31/21	3/31/20
Net asset value, beginning of period	$6.08	$5.87	$6.73	$7.10	$5.91	$7.20

Income (loss) from investment operations:
Net investment income[2]	0.20	0.44	0.45	0.47	0.43	0.50
Net realized and unrealized gain (loss)	0.11	0.21	(0.85)	(0.37)	1.21	(1.29)
Total from investment operations	0.31	0.65	(0.40)	0.10	1.64	(0.79)

Less dividends and distributions from:
Net investment income	(0.20)	(0.44)	(0.46)	(0.47)	(0.45)	(0.50)
Total dividends and distributions	(0.20)	(0.44)	(0.46)	(0.47)	(0.45)	(0.50)

Payment by affiliates	—[3,4]	—	—	—	—	—

Net asset value, end of period	$6.19	$6.08	$5.87	$6.73	$7.10	$5.91

Total return[5]	5.24%[6,7]	11.63%	(5.79%)	1.31%[6]	28.44%	(11.83%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,097,867	$1,013,680	$1,035,891	$1,454,150	$1,868[8]	$1,487[8]
Ratio of expenses to average net assets[9]	0.64%	0.64%	0.75%	0.74%	0.75%	0.73%
Ratio of expenses to average net assets prior to fees waived[9]	0.72%	0.64%	0.75%	0.74%	0.75%	0.73%
Ratio of net investment income to average net assets	6.63%	7.52%	7.61%	6.66%	6.38%	7.11%
Ratio of net investment income to average net assets prior to fees waived	6.55%	7.52%	7.61%	6.66%	6.38%	7.11%
Portfolio turnover	31%	30%	50%	48%	59%	30%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount is less than $0.005 per share.
[4]	See Note 2 in “Notes to financial statements.”
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[6]	Payments by affiliates had no impact on net asset value and total return.
[7]	Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[8]	Net assets reported in millions.
[9]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.

Delaware Ivy High Income Fund Class R
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/24[1] (Unaudited)	Year ended
		3/31/24	3/31/23	3/31/22	3/31/21	3/31/20
Net asset value, beginning of period	$6.08	$5.87	$6.73	$7.10	$5.91	$7.20

Income (loss) from investment operations:
Net investment income[2]	0.19	0.41	0.42	0.43	0.39	0.46
Net realized and unrealized gain (loss)	0.11	0.21	(0.85)	(0.37)	1.21	(1.29)
Total from investment operations	0.30	0.62	(0.43)	0.06	1.60	(0.83)

Less dividends and distributions from:
Net investment income	(0.19)	(0.41)	(0.43)	(0.43)	(0.41)	(0.46)
Total dividends and distributions	(0.19)	(0.41)	(0.43)	(0.43)	(0.41)	(0.46)

Payment by affiliates	—[3,4]	—	—	—	—	—

Net asset value, end of period	$6.19	$6.08	$5.87	$6.73	$7.10	$5.91

Total return[5]	4.98%[6,7]	11.08%	(6.29%)	0.71%[6]	27.67%	(12.36%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$35,183	$32,778	$34,322	$44,613	$48[8]	$45[8]
Ratio of expenses to average net assets[9]	1.14%	1.14%	1.28%	1.34%	1.35%	1.32%
Ratio of expenses to average net assets prior to fees waived[9]	1.22%	1.14%	1.28%	1.34%	1.35%	1.32%
Ratio of net investment income to average net assets	6.13%	7.02%	7.09%	6.05%	5.79%	6.52%
Ratio of net investment income to average net assets prior to fees waived	6.05%	7.02%	7.09%	6.05%	5.79%	6.52%
Portfolio turnover	31%	30%	50%	48%	59%	30%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount is less than $0.005 per share.
[4]	See Note 2 in “Notes to financial statements.”
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[6]	Payments by affiliates had no impact on net asset value and total return.
[7]	Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[8]	Net assets reported in millions.
[9]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Delaware Ivy High Income Fund Class R6
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/24[1] (Unaudited)	Year ended
		3/31/24	3/31/23	3/31/22	3/31/21	3/31/20
Net asset value, beginning of period	$6.08	$5.87	$6.73	$7.10	$5.91	$7.20

Income (loss) from investment operations:
Net investment income[2]	0.20	0.45	0.46	0.48	0.44	0.51
Net realized and unrealized gain (loss)	0.11	0.20	(0.86)	(0.37)	1.21	(1.29)
Total from investment operations	0.31	0.65	(0.40)	0.11	1.65	(0.78)

Less dividends and distributions from:
Net investment income	(0.20)	(0.44)	(0.46)	(0.48)	(0.46)	(0.51)
Total dividends and distributions	(0.20)	(0.44)	(0.46)	(0.48)	(0.46)	(0.51)

Payment by affiliates	—[3,4]	—	—	—	—	—

Net asset value, end of period	$6.19	$6.08	$5.87	$6.73	$7.10	$5.91

Total return[5]	5.29%[6,7]	11.64%	(5.68%)	1.45%[6]	28.63%	(11.69%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$105,157	$53,111	$59,659	$64,630	$67[8]	$64[8]
Ratio of expenses to average net assets[9]	0.55%	0.62%	0.64%	0.60%	0.60%	0.58%
Ratio of expenses to average net assets prior to fees waived[9]	0.63%	0.62%	0.64%	0.60%	0.60%	0.58%
Ratio of net investment income to average net assets	6.72%	7.57%	7.78%	6.78%	6.54%	7.27%
Ratio of net investment income to average net assets prior to fees waived	6.64%	7.57%	7.78%	6.78%	6.54%	7.27%
Portfolio turnover	31%	30%	50%	48%	59%	30%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount is less than $0.005 per share.
[4]	See Note 2 in “Notes to financial statements.”
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[6]	Payments by affiliates had no impact on net asset value and total return.
[7]	Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[8]	Net assets reported in millions.
[9]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.

Delaware Ivy High Income Fund Class Y
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/24[1] (Unaudited)	Year ended
		3/31/24	3/31/23	3/31/22	3/31/21	3/31/20
Net asset value, beginning of period	$6.08	$5.87	$6.73	$7.10	$5.91	$7.20

Income (loss) from investment operations:
Net investment income[2]	0.19	0.43	0.44	0.45	0.41	0.49
Net realized and unrealized gain (loss)	0.11	0.21	(0.86)	(0.37)	1.21	(1.29)
Total from investment operations	0.30	0.64	(0.42)	0.08	1.62	(0.80)

Less dividends and distributions from:
Net investment income	(0.19)	(0.43)	(0.44)	(0.45)	(0.43)	(0.49)
Total dividends and distributions	(0.19)	(0.43)	(0.44)	(0.45)	(0.43)	(0.49)

Payment by affiliates	—[3,4]	—	—	—	—	—

Net asset value, end of period	$6.19	$6.08	$5.87	$6.73	$7.10	$5.91

Total return[5]	5.11%[6,7]	11.35%	(6.02%)	1.09%[6,7]	28.17%[7]	(12.03%)[7]

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$52,652	$56,376	$68,758	$99,847	$138[8]	$133[8]
Ratio of expenses to average net assets[9]	0.89%	0.89%	1.00%	0.96%	0.97%	0.95%
Ratio of expenses to average net assets prior to fees waived[9]	0.97%	0.89%	1.00%	0.99%	1.00%	0.98%
Ratio of net investment income to average net assets	6.38%	7.27%	7.34%	6.37%	6.17%	6.87%
Ratio of net investment income to average net assets prior to fees waived	6.30%	7.27%	7.34%	6.34%	6.14%	6.84%
Portfolio turnover	31%	30%	50%	48%	59%	30%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount is less than $0.005 per share.
[4]	See Note 2 in “Notes to financial statements.”
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[6]	Payments by affiliates had no impact on net asset value and total return.
[7]	Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[8]	Net assets reported in millions.
[9]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Delaware Ivy International Core Equity Fund Class A
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/24[1] (Unaudited)	Year ended
		3/31/24	3/31/23	3/31/22	3/31/21	3/31/20
Net asset value, beginning of period	$20.99	$18.83	$19.09	$19.82	$13.29	$16.75

Income (loss) from investment operations:
Net investment income[2]	0.22	0.39[3]	0.38	0.18	0.23	0.26
Net realized and unrealized gain (loss)	0.66	2.28[4]	(0.50)	(0.41)	6.48	(3.30)
Total from investment operations	0.88	2.67	(0.12)	(0.23)	6.71	(3.04)

Less dividends and distributions from:
Net investment income	—	(0.51)	(0.14)	(0.50)	(0.18)	(0.42)
Total dividends and distributions	—	(0.51)	(0.14)	(0.50)	(0.18)	(0.42)

Payment by affiliates	—[5,6]	—	—	—	—	—

Net asset value, end of period	$21.87	$20.99	$18.83	$19.09	$19.82	$13.29

Total return[7]	4.19%[8]	14.36%[3,4]	(0.55%)	(1.28%)	50.62%	(18.72%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$460,085	$293,102	$278,607	$329,081	$388[9]	$322[9]
Ratio of expenses to average net assets[10]	1.03%	1.04%	1.11%	1.23%	1.23%	1.25%
Ratio of expenses to average net assets prior to fees waived[10]	1.28%	1.26%	1.42%	1.36%	1.35%	1.31%
Ratio of net investment income to average net assets	2.07%	2.01%	2.20%	0.89%	1.33%	1.57%
Ratio of net investment income to average net assets prior to fees waived	1.82%	1.79%	1.89%	0.76%	1.21%	1.51%
Portfolio turnover	41%	42%	43%	71%	76%	62%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount includes the refunded European tax reclaims. These reclaims impacted the net investment income per share by $0.07 and total return by 0.37%. See Note 1 in “Notes to financial statements.”
[4]	Amount includes non-recurring payment for litigation proceeds, which represents class action settlement received by the Fund. The litigation proceeds impact the realized and unrealized gain (loss) per share by $0.02 and total return by 0.11%.
[5]	Amount is less than $0.005 per share.
[6]	See Note 2 in “Notes to financial statements.”
[7]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[8]	Payments by affiliates had no impact on net asset value and total return.
[9]	Net assets reported in millions.
[10]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.

Delaware Ivy International Core Equity Fund Class C
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/24[1] (Unaudited)	Year ended
		3/31/24	3/31/23	3/31/22	3/31/21	3/31/20
Net asset value, beginning of period	$18.24	$16.39	$16.62	$17.33	$11.65	$14.75

Income (loss) from investment operations:
Net investment income[2]	0.12	0.23[3]	0.22	0.04	0.09	0.14
Net realized and unrealized gain (loss)	0.57	1.95[4]	(0.43)	(0.36)	5.68	(2.91)
Total from investment operations	0.69	2.18	(0.21)	(0.32)	5.77	(2.77)

Less dividends and distributions from:
Net investment income	—	(0.33)	(0.02)	(0.39)	(0.09)	(0.33)
Total dividends and distributions	—	(0.33)	(0.02)	(0.39)	(0.09)	(0.33)

Payment by affiliates	—[5,6]	—	—	—	—	—

Net asset value, end of period	$18.93	$18.24	$16.39	$16.62	$17.33	$11.65

Total return[7]	3.78%[8]	13.47%[3,4]	(1.23%)	(1.97%)	49.63%	(19.30%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$17,363	$18,338	$28,549	$45,987	$67[9]	$77[9]
Ratio of expenses to average net assets[10]	1.78%	1.79%	1.84%	1.92%	1.92%	1.93%
Ratio of expenses to average net assets prior to fees waived[10]	2.03%	2.01%	2.20%	2.06%	2.05%	1.99%
Ratio of net investment income to average net assets	1.32%	1.34%	1.46%	0.23%	0.58%	0.94%
Ratio of net investment income to average net assets prior to fees waived	1.07%	1.12%	1.10%	0.09%	0.45%	0.88%
Portfolio turnover	41%	42%	43%	71%	76%	62%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount includes the refunded European tax reclaims. These reclaims impacted the net investment income per share by $0.06 and total return by 0.37%. See Note 1 in “Notes to financial statements.”
[4]	Amount includes non-recurring payment for litigation proceeds, which represents class action settlement received by the Fund. The litigation proceeds impact the realized and unrealized gain (loss) per share by $0.02 and total return by 0.12%.
[5]	Amount is less than $0.005 per share.
[6]	See Note 2 in “Notes to financial statements.”
[7]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[8]	Payments by affiliates had no impact on net asset value and total return.
[9]	Net assets reported in millions.
[10]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Delaware Ivy International Core Equity Fund Class I
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/24[1] (Unaudited)	Year ended
		3/31/24	3/31/23	3/31/22	3/31/21	3/31/20
Net asset value, beginning of period	$21.18	$19.00	$19.24	$19.98	$13.39	$16.86

Income (loss) from investment operations:
Net investment income[2]	0.25	0.45[3]	0.45	0.28	0.29	0.35
Net realized and unrealized gain (loss)	0.67	2.28[4]	(0.50)	(0.42)	6.55	(3.32)
Total from investment operations	0.92	2.73	(0.05)	(0.14)	6.84	(2.97)

Less dividends and distributions from:
Net investment income	—	(0.55)	(0.19)	(0.60)	(0.25)	(0.50)
Total dividends and distributions	—	(0.55)	(0.19)	(0.60)	(0.25)	(0.50)

Payment by affiliates	—[5,6]	—	—	—	—	—

Net asset value, end of period	$22.10	$21.18	$19.00	$19.24	$19.98	$13.39

Total return[7]	4.34%[8]	14.59%[3,4]	(0.17%)	(0.88%)	51.27%	(18.30%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$822,318	$693,391	$723,002	$1,024,716	$1,408[9]	$1,483[9]
Ratio of expenses to average net assets[10]	0.78%	0.79%	0.79%	0.79%	0.79%	0.79%
Ratio of expenses to average net assets prior to fees waived[10]	1.03%	1.01%	0.94%	1.02%	1.03%	0.98%
Ratio of net investment income to average net assets	2.32%	2.27%	2.54%	1.34%	1.72%	2.08%
Ratio of net investment income to average net assets prior to fees waived	2.07%	2.05%	2.39%	1.11%	1.48%	1.89%
Portfolio turnover	41%	42%	43%	71%	76%	62%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount includes the refunded European tax reclaims. These reclaims impacted the net investment income per share by $0.07 and total return by 0.37%. See Note 1 in “Notes to financial statements.”
[4]	Amount includes non-recurring payment for litigation proceeds, which represents class action settlement received by the Fund. The litigation proceeds impact the realized and unrealized gain (loss) per share by $0.02 and total return by 0.11%.
[5]	Amount is less than $0.005 per share.
[6]	See Note 2 in “Notes to financial statements.”
[7]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[8]	Payments by affiliates had no impact on net asset value and total return.
[9]	Net assets reported in millions.
[10]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.

Delaware Ivy International Core Equity Fund Class R
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/24[1] (Unaudited)	Year ended
		3/31/24	3/31/23	3/31/22	3/31/21	3/31/20
Net asset value, beginning of period	$20.97	$18.81	$19.07	$19.80	$13.29	$16.75

Income (loss) from investment operations:
Net investment income[2]	0.19	0.34[3]	0.33	0.12	0.17	0.20
Net realized and unrealized gain (loss)	0.66	2.27[4]	(0.49)	(0.41)	6.48	(3.28)
Total from investment operations	0.85	2.61	(0.16)	(0.29)	6.65	(3.08)

Less dividends and distributions from:
Net investment income	—	(0.45)	(0.10)	(0.44)	(0.14)	(0.38)
Total dividends and distributions	—	(0.45)	(0.10)	(0.44)	(0.14)	(0.38)

Payment by affiliates	—[5,6]	—	—	—	—	—

Net asset value, end of period	$21.82	$20.97	$18.81	$19.07	$19.80	$13.29

Total return[7]	4.05%[8]	14.06%[3,4]	(0.78%)	(1.57%)	50.08%	(18.93%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$40,900	$40,627	$41,758	$47,807	$55[9]	$47[9]
Ratio of expenses to average net assets[10]	1.28%	1.29%	1.37%	1.53%	1.53%	1.53%
Ratio of expenses to average net assets prior to fees waived[10]	1.53%	1.51%	1.51%	1.63%	1.62%	1.57%
Ratio of net investment income to average net assets	1.82%	1.77%	1.92%	0.58%	1.02%	1.21%
Ratio of net investment income to average net assets prior to fees waived	1.57%	1.55%	1.78%	0.48%	0.93%	1.17%
Portfolio turnover	41%	42%	43%	71%	76%	62%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount includes the refunded European tax reclaims. These reclaims impacted the net investment income per share by $0.07 and total return by 0.37%. See Note 1 in “Notes to financial statements.”
[4]	Amount includes non-recurring payment for litigation proceeds, which represents class action settlement received by the Fund. The litigation proceeds impact the realized and unrealized gain (loss) per share by $0.02 and total return by 0.11%.
[5]	Amount is less than $0.005 per share.
[6]	See Note 2 in “Notes to financial statements.”
[7]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[8]	Payments by affiliates had no impact on net asset value and total return.
[9]	Net assets reported in millions.
[10]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Delaware Ivy International Core Equity Fund Class R6
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/24[1] (Unaudited)	Year ended
		3/31/24	3/31/23	3/31/22	3/31/21	3/31/20
Net asset value, beginning of period	$21.24	$19.05	$19.30	$20.03	$13.43	$16.91

Income (loss) from investment operations:
Net investment income[2]	0.26	0.46[3]	0.45	0.29	0.29	0.36
Net realized and unrealized gain (loss)	0.68	2.29[4]	(0.51)	(0.42)	6.56	(3.34)
Total from investment operations	0.94	2.75	(0.06)	(0.13)	6.85	(2.98)

Less dividends and distributions from:
Net investment income	—	(0.56)	(0.19)	(0.60)	(0.25)	(0.50)
Total dividends and distributions	—	(0.56)	(0.19)	(0.60)	(0.25)	(0.50)

Payment by affiliates	—[5,6]	—	—	—	—	—

Net asset value, end of period	$22.18	$21.24	$19.05	$19.30	$20.03	$13.43

Total return[7]	4.43%[8]	14.69%[3,4]	(0.22%)	(0.83%)	51.19%	(18.31%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$237,994	$244,996	$243,848	$347,008	$497[9]	$620[9]
Ratio of expenses to average net assets[10]	0.66%	0.71%	0.79%	0.79%	0.79%	0.79%
Ratio of expenses to average net assets prior to fees waived[10]	0.93%	0.93%	0.93%	0.88%	0.88%	0.83%
Ratio of net investment income to average net assets	2.44%	2.36%	2.55%	1.37%	1.69%	2.09%
Ratio of net investment income to average net assets prior to fees waived	2.17%	2.14%	2.41%	1.28%	1.60%	2.05%
Portfolio turnover	41%	42%	43%	71%	76%	62%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount includes the refunded European tax reclaims. These reclaims impacted the net investment income per share by $0.07 and total return by 0.37%. See Note 1 in “Notes to financial statements.”
[4]	Amount includes non-recurring payment for litigation proceeds, which represents class action settlement received by the Fund. The litigation proceeds impact the realized and unrealized gain (loss) per share by $0.02 and total return by 0.10%.
[5]	Amount is less than $0.005 per share.
[6]	See Note 2 in “Notes to financial statements.”
[7]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[8]	Payments by affiliates had no impact on net asset value and total return.
[9]	Net assets reported in millions.
[10]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.

Delaware Ivy International Core Equity Fund Class Y
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/24[1] (Unaudited)	Year ended
		3/31/24	3/31/23	3/31/22	3/31/21	3/31/20
Net asset value, beginning of period	$21.16	$18.99	$19.24	$19.98	$13.39	$16.87

Income (loss) from investment operations:
Net investment income[2]	0.22	0.40[3]	0.39	0.21	0.22	0.27
Net realized and unrealized gain (loss)	0.68	2.27[4]	(0.49)	(0.43)	6.56	(3.32)
Total from investment operations	0.90	2.67	(0.10)	(0.22)	6.78	(3.05)

Less dividends and distributions from:
Net investment income	—	(0.50)	(0.15)	(0.52)	(0.19)	(0.43)
Total dividends and distributions	—	(0.50)	(0.15)	(0.52)	(0.19)	(0.43)

Payment by affiliates	—[5,6]	—	—	—	—	—

Net asset value, end of period	$22.06	$21.16	$18.99	$19.24	$19.98	$13.39

Total return[7]	4.25%[8]	14.27%[3,4]	(0.46%)	(1.26%)	50.76%	(18.65%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$37,407	$38,817	$41,120	$49,433	$91[9]	$176[9]
Ratio of expenses to average net assets[10]	1.03%	1.04%	1.09%	1.18%	1.17%	1.18%
Ratio of expenses to average net assets prior to fees waived[10]	1.28%	1.26%	1.24%	1.28%	1.29%	1.23%
Ratio of net investment income to average net assets	2.07%	2.01%	2.20%	0.99%	1.33%	1.62%
Ratio of net investment income to average net assets prior to fees waived	1.82%	1.79%	2.05%	0.89%	1.21%	1.57%
Portfolio turnover	41%	42%	43%	71%	76%	62%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount includes the refunded European tax reclaims. These reclaims impacted the net investment income per share by $0.07 and total return by 0.37%. See Note 1 in “Notes to financial statements.”
[4]	Amount includes non-recurring payment for litigation proceeds, which represents class action settlement received by the Fund. The litigation proceeds impact the realized and unrealized gain (loss) per share by $0.02 and total return by 0.11%.
[5]	Amount is less than $0.005 per share.
[6]	See Note 2 in “Notes to financial statements.”
[7]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[8]	Payments by affiliates had no impact on net asset value and total return.
[9]	Net assets reported in millions.
[10]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Delaware Ivy Large Cap Growth Fund Class A
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/24[1] (Unaudited)	Year ended
		3/31/24	3/31/23	3/31/22	3/31/21	3/31/20
Net asset value, beginning of period	$32.68	$25.18	$31.11	$29.35	$20.52	$22.73

Income (loss) from investment operations:
Net investment loss[2]	(0.04)	(0.07)	(0.06)	(0.12)	(0.07)	(0.02)
Net realized and unrealized gain (loss)	3.19	8.48	(2.99)	5.20	10.80	0.85
Total from investment operations	3.15	8.41	(3.05)	5.08	10.73	0.83

Less dividends and distributions from:
Net realized gain	—	(0.91)	(2.88)	(3.32)	(1.90)	(3.04)
Total dividends and distributions	—	(0.91)	(2.88)	(3.32)	(1.90)	(3.04)

Net asset value, end of period	$35.83	$32.68	$25.18	$31.11	$29.35	$20.52

Total return[3]	9.64%[4]	33.90%[4]	(9.24%)[4]	16.52%	52.78%	2.18%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$3,351,185	$2,532,714	$2,127,513	$2,834,191	$2,740[5]	$1,936[5]
Ratio of expenses to average net assets[6]	0.89%	0.89%	0.93%	0.94%	0.98%	1.01%
Ratio of expenses to average net assets prior to fees waived[6]	0.97%	0.99%	1.00%	0.94%	0.98%	1.01%
Ratio of net investment loss to average net assets	(0.26%)	(0.25%)	(0.22%)	(0.36%)	(0.24%)	(0.07%)
Ratio of net investment loss to average net assets prior to fees waived	(0.34%)	(0.35%)	(0.29%)	(0.28%)	(0.36%)	(0.24%)
Portfolio turnover	9%	9%	20%	12%	23%	33%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[4]	Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.

Delaware Ivy Large Cap Growth Fund Class C
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/24[1] (Unaudited)	Year ended
		3/31/24	3/31/23	3/31/22	3/31/21	3/31/20
Net asset value, beginning of period	$22.17	$17.46	$22.78	$22.15	$15.94	$18.30

Income (loss) from investment operations:
Net investment loss[2]	(0.12)	(0.20)	(0.19)	(0.30)	(0.22)	(0.17)
Net realized and unrealized gain (loss)	2.17	5.82	(2.25)	3.96	8.33	0.75
Total from investment operations	2.05	5.62	(2.44)	3.66	8.11	0.58

Less dividends and distributions from:
Net realized gain	—	(0.91)	(2.88)	(3.03)	(1.90)	(2.94)
Total dividends and distributions	—	(0.91)	(2.88)	(3.03)	(1.90)	(2.94)

Net asset value, end of period	$24.22	$22.17	$17.46	$22.78	$22.15	$15.94

Total return[3]	9.25%[4]	32.90%[4]	(9.97%)[4]	15.55%	51.46%	1.38%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$65,427	$61,156	$44,773	$63,666	$69[5]	$69[5]
Ratio of expenses to average net assets[6]	1.64%	1.64%	1.73%	1.80%	1.82%	1.83%
Ratio of expenses to average net assets prior to fees waived[6]	1.72%	1.74%	1.90%	1.80%	1.82%	1.83%
Ratio of net investment loss to average net assets	(1.01%)	(1.00%)	(1.03%)	(1.23%)	(1.07%)	(0.89%)
Ratio of net investment loss to average net assets prior to fees waived	(1.09%)	(1.10%)	(1.20%)	(1.23%)	(1.07%)	(0.89%)
Portfolio turnover	9%	9%	20%	12%	23%	33%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[4]	Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Delaware Ivy Large Cap Growth Fund Class I
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/24[1] (Unaudited)	Year ended
		3/31/24	3/31/23	3/31/22	3/31/21	3/31/20
Net asset value, beginning of period	$35.92	$27.53	$33.61	$31.48	$21.90	$24.09

Income (loss) from investment operations:
Net investment income (loss)[2]	—[3]	—[4]	0.02	(0.02)	0.03	0.06
Net realized and unrealized gain (loss)	3.52	9.30	(3.22)	5.56	11.52	0.89
Total from investment operations	3.52	9.30	(3.20)	5.54	11.55	0.95

Less dividends and distributions from:
Net investment income	—	—	—	—	(0.01)	(0.07)
Net realized gain	—	(0.91)	(2.88)	(3.41)	(1.96)	(3.07)
Total dividends and distributions	—	(0.91)	(2.88)	(3.41)	(1.97)	(3.14)

Net asset value, end of period	$39.44	$35.92	$27.53	$33.61	$31.48	$21.90

Total return[5]	9.80%	34.24%	(8.99%)	16.87%	53.25%	2.51%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$4,606,323	$3,830,418	$2,723,101	$2,626,992	$2,527[6]	$1,819[6]
Ratio of expenses to average net assets[7]	0.64%	0.64%	0.64%	0.64%	0.64%	0.69%
Ratio of expenses to average net assets prior to fees waived[7]	0.72%	0.74%	0.66%	0.77%	0.79%	0.80%
Ratio of net investment income (loss) to average net assets	(0.01%)	—[8]	0.07%	(0.06%)	0.09%	0.24%
Ratio of net investment income (loss) to average net assets prior to fees waived	(0.09%)	(0.10%)	0.05%	(0.19%)	(0.06%)	0.13%
Portfolio turnover	9%	9%	20%	12%	23%	33%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount is less than $(0.005) per share.
[4]	Amount is less than $0.005 per share.
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[6]	Net assets reported in millions.
[7]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[8]	Amount is less than 0.005%.
See accompanying notes, which are an integral part of the financial statements.

Delaware Ivy Large Cap Growth Fund Class R
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/24[1] (Unaudited)	Year ended
		3/31/24	3/31/23	3/31/22	3/31/21	3/31/20
Net asset value, beginning of period	$30.03	$23.26	$29.09	$27.57	$19.43	$21.69

Income (loss) from investment operations:
Net investment loss[2]	(0.08)	(0.13)	(0.12)	(0.24)	(0.16)	(0.10)
Net realized and unrealized gain (loss)	2.94	7.81	(2.83)	4.89	10.20	0.82
Total from investment operations	2.86	7.68	(2.95)	4.65	10.04	0.72

Less dividends and distributions from:
Net realized gain	—	(0.91)	(2.88)	(3.13)	(1.90)	(2.98)
Total dividends and distributions	—	(0.91)	(2.88)	(3.13)	(1.90)	(2.98)

Net asset value, end of period	$32.89	$30.03	$23.26	$29.09	$27.57	$19.43

Total return[3]	9.52%[4]	33.56%[4]	(9.55%)[4]	16.07%	52.17%	1.75%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$35,878	$34,190	$10,598	$12,298	$13[5]	$13[5]
Ratio of expenses to average net assets[6]	1.14%	1.14%	1.23%	1.37%	1.38%	1.40%
Ratio of expenses to average net assets prior to fees waived[6]	1.22%	1.24%	1.24%	1.37%	1.38%	1.40%
Ratio of net investment loss to average net assets	(0.51%)	(0.50%)	(0.51%)	(0.79%)	(0.63%)	(0.46%)
Ratio of net investment loss to average net assets prior to fees waived	(0.59%)	(0.60%)	(0.52%)	(0.79%)	(0.63%)	(0.46%)
Portfolio turnover	9%	9%	20%	12%	23%	33%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Delaware Ivy Large Cap Growth Fund Class R6
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/24[1] (Unaudited)	Year ended
		3/31/24	3/31/23	3/31/22	3/31/21	3/31/20
Net asset value, beginning of period	$36.27	$27.78	$33.89	$31.71	$22.05	$24.25

Income (loss) from investment operations:
Net investment income (loss)[2]	0.01[3]	0.02	0.03	(0.02)	0.03	0.07
Net realized and unrealized gain (loss)	3.56	9.38	(3.26)	5.61	11.61	0.89
Total from investment operations	3.57	9.40	(3.23)	5.59	11.64	0.96

Less dividends and distributions from:
Net investment income	—	—	—	—	(0.02)	(0.09)
Net realized gain	—	(0.91)	(2.88)	(3.41)	(1.96)	(3.07)
Total dividends and distributions	—	(0.91)	(2.88)	(3.41)	(1.98)	(3.16)

Net asset value, end of period	$39.84	$36.27	$27.78	$33.89	$31.71	$22.05

Total return[4]	9.84%[5]	34.29%[5]	(9.01%)[5]	16.90%	53.28%	2.54%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$320,286	$313,272	$185,287	$166,623	$164[6]	$107[6]
Ratio of expenses to average net assets[7]	0.56%	0.58%	0.64%	0.64%	0.64%	0.66%
Ratio of expenses to average net assets prior to fees waived[7]	0.63%	0.65%	0.66%	0.64%	0.64%	0.66%
Ratio of net investment income (loss) to average net assets	0.07%	0.06%	0.09%	(0.06%)	0.10%	0.28%
Ratio of net investment income (loss) to average net assets prior to fees waived	—[8]	(0.01%)	0.07%	(0.06%)	0.10%	0.28%
Portfolio turnover	9%	9%	20%	12%	23%	33%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statements of operations due to class specific expenses.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[5]	Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[6]	Net assets reported in millions.
[7]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[8]	Amount is less than 0.005%.
See accompanying notes, which are an integral part of the financial statements.

Delaware Ivy Large Cap Growth Fund Class Y
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/24[1] (Unaudited)	Year ended
		3/31/24	3/31/23	3/31/22	3/31/21	3/31/20
Net asset value, beginning of period	$34.10	$26.24	$32.29	$30.36	$21.18	$23.37

Income (loss) from investment operations:
Net investment loss[2]	(0.05)	(0.07)	(0.06)	(0.13)	(0.07)	(0.02)
Net realized and unrealized gain (loss)	3.34	8.84	(3.11)	5.37	11.15	0.86
Total from investment operations	3.29	8.77	(3.17)	5.24	11.08	0.84

Less dividends and distributions from:
Net realized gain	—	(0.91)	(2.88)	(3.31)	(1.90)	(3.03)
Total dividends and distributions	—	(0.91)	(2.88)	(3.31)	(1.90)	(3.03)

Net asset value, end of period	$37.39	$34.10	$26.24	$32.29	$30.36	$21.18

Total return[3]	9.65%	33.90%	(9.28%)	16.51%	52.78%	2.19%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$41,790	$32,584	$24,849	$35,926	$31[4]	$26[4]
Ratio of expenses to average net assets[5]	0.89%	0.89%	0.95%	0.95%	0.98%	1.01%
Ratio of expenses to average net assets prior to fees waived[5]	0.97%	0.99%	0.96%	1.02%	1.04%	1.05%
Ratio of net investment loss to average net assets	(0.26%)	(0.25%)	(0.24%)	(0.37%)	(0.24%)	(0.08%)
Ratio of net investment loss to average net assets prior to fees waived	(0.34%)	(0.35%)	(0.25%)	(0.44%)	(0.30%)	(0.12%)
Portfolio turnover	9%	9%	20%	12%	23%	33%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Delaware Ivy Mid Cap Growth Fund Class A
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/24[1] (Unaudited)	Year ended
		3/31/24	3/31/23	3/31/22	3/31/21	3/31/20
Net asset value, beginning of period	$28.16	$26.14	$32.31	$37.42	$22.28	$25.28

Income (loss) from investment operations:
Net investment loss[2]	(0.08)	(0.13)	(0.16)	(0.29)	(0.23)	(0.15)
Net realized and unrealized gain (loss)	(0.06)	3.90	(3.20)	0.11	19.03	(1.42)
Total from investment operations	(0.14)	3.77	(3.36)	(0.18)	18.80	(1.57)

Less dividends and distributions from:
Net realized gain	—	(1.75)	(2.81)	(4.93)	(3.66)	(1.43)
Total dividends and distributions	—	(1.75)	(2.81)	(4.93)	(3.66)	(1.43)

Net asset value, end of period	$28.02	$28.16	$26.14	$32.31	$37.42	$22.28

Total return[3]	(0.50%)[4]	15.44%[4]	(10.07%)[4]	(1.90%)	85.37%[4]	(7.20%)[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$2,048,053	$1,549,167	$1,582,726	$2,158,678	$2,453[5]	$1,391[5]
Ratio of expenses to average net assets[6]	1.04%	1.04%	1.09%	1.12%	1.16%	1.20%
Ratio of expenses to average net assets prior to fees waived[6]	1.20%	1.23%	1.21%	1.12%	1.17%	1.23%
Ratio of net investment loss to average net assets	(0.57%)	(0.49%)	(0.59%)	(0.76%)	(0.68%)	(0.55%)
Ratio of net investment loss to average net assets prior to fees waived	(0.73%)	(0.68%)	(0.71%)	(0.76%)	(0.69%)	(0.58%)
Portfolio turnover	19%	27%	23%	27%	33%	22%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[4]	Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.

Delaware Ivy Mid Cap Growth Fund Class C
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/24[1] (Unaudited)	Year ended
		3/31/24	3/31/23	3/31/22	3/31/21	3/31/20
Net asset value, beginning of period	$19.94	$19.16	$24.74	$29.76	$18.26	$21.02

Income (loss) from investment operations:
Net investment loss[2]	(0.13)	(0.23)	(0.28)	(0.48)	(0.39)	(0.28)
Net realized and unrealized gain (loss)	(0.04)	2.76	(2.49)	0.20	15.51	(1.15)
Total from investment operations	(0.17)	2.53	(2.77)	(0.28)	15.12	(1.43)

Less dividends and distributions from:
Net realized gain	—	(1.75)	(2.81)	(4.74)	(3.62)	(1.33)
Total dividends and distributions	—	(1.75)	(2.81)	(4.74)	(3.62)	(1.33)

Net asset value, end of period	$19.77	$19.94	$19.16	$24.74	$29.76	$18.26

Total return[3]	(0.85%)[4]	14.56%[4]	(10.79%)[4]	(2.67%)	83.95%[4]	(7.88%)[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$87,494	$68,708	$75,826	$121,668	$170[5]	$143[5]
Ratio of expenses to average net assets[6]	1.79%	1.79%	1.88%	1.93%	1.92%	1.95%
Ratio of expenses to average net assets prior to fees waived[6]	1.95%	1.98%	2.06%	1.93%	1.94%	1.98%
Ratio of net investment loss to average net assets	(1.32%)	(1.24%)	(1.38%)	(1.57%)	(1.43%)	(1.30%)
Ratio of net investment loss to average net assets prior to fees waived	(1.48%)	(1.43%)	(1.56%)	(1.57%)	(1.45%)	(1.33%)
Portfolio turnover	19%	27%	23%	27%	33%	22%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[4]	Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Delaware Ivy Mid Cap Growth Fund Class I
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/24[1] (Unaudited)	Year ended
		3/31/24	3/31/23	3/31/22	3/31/21	3/31/20
Net asset value, beginning of period	$32.52	$29.84	$36.32	$41.48	$24.41	$27.52

Income (loss) from investment operations:
Net investment loss[2]	(0.05)	(0.07)	(0.09)	(0.18)	(0.12)	(0.04)
Net realized and unrealized gain (loss)	(0.07)	4.50	(3.58)	0.07	20.89	(1.57)
Total from investment operations	(0.12)	4.43	(3.67)	(0.11)	20.77	(1.61)

Less dividends and distributions from:
Net realized gain	—	(1.75)	(2.81)	(5.05)	(3.70)	(1.50)
Total dividends and distributions	—	(1.75)	(2.81)	(5.05)	(3.70)	(1.50)

Net asset value, end of period	$32.40	$32.52	$29.84	$36.32	$41.48	$24.41

Total return[3]	(0.37%)	15.74%	(9.80%)	(1.56%)	86.00%	(6.75%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$3,045,413	$3,054,252	$2,887,695	$3,577,939	$3,609[4]	$1,898[4]
Ratio of expenses to average net assets[5]	0.79%	0.79%	0.79%	0.79%	0.79%	0.79%
Ratio of expenses to average net assets prior to fees waived[5]	0.95%	0.98%	0.84%	0.95%	0.97%	1.00%
Ratio of net investment loss to average net assets	(0.32%)	(0.24%)	(0.28%)	(0.43%)	(0.31%)	(0.15%)
Ratio of net investment loss to average net assets prior to fees waived	(0.48%)	(0.43%)	(0.33%)	(0.59%)	(0.49%)	(0.36%)
Portfolio turnover	19%	27%	23%	27%	33%	22%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.

Delaware Ivy Mid Cap Growth Fund Class R
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/24[1] (Unaudited)	Year ended
		3/31/24	3/31/23	3/31/22	3/31/21	3/31/20
Net asset value, beginning of period	$26.44	$24.71	$30.81	$35.92	$21.54	$24.51

Income (loss) from investment operations:
Net investment loss[2]	(0.10)	(0.18)	(0.22)	(0.44)	(0.35)	(0.23)
Net realized and unrealized gain (loss)	(0.06)	3.66	(3.07)	0.14	18.37	(1.37)
Total from investment operations	(0.16)	3.48	(3.29)	(0.30)	18.02	(1.60)

Less dividends and distributions from:
Net realized gain	—	(1.75)	(2.81)	(4.81)	(3.64)	(1.37)
Total dividends and distributions	—	(1.75)	(2.81)	(4.81)	(3.64)	(1.37)

Net asset value, end of period	$26.28	$26.44	$24.71	$30.81	$35.92	$21.54

Total return[3]	(0.61%)	15.15%	(10.34%)	(2.30%)	84.62%	(7.47%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$56,965	$54,529	$58,839	$74,908	$88[4]	$46[4]
Ratio of expenses to average net assets[5]	1.29%	1.29%	1.38%	1.54%	1.55%	1.55%
Ratio of expenses to average net assets prior to fees waived[5]	1.45%	1.48%	1.42%	1.55%	1.56%	1.58%
Ratio of net investment loss to average net assets	(0.82%)	(0.74%)	(0.87%)	(1.18%)	(1.07%)	(0.90%)
Ratio of net investment loss to average net assets prior to fees waived	(0.98%)	(0.93%)	(0.91%)	(1.19%)	(1.08%)	(0.93%)
Portfolio turnover	19%	27%	23%	27%	33%	22%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Delaware Ivy Mid Cap Growth Fund Class R6
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/24[1] (Unaudited)	Year ended
		3/31/24	3/31/23	3/31/22	3/31/21	3/31/20
Net asset value, beginning of period	$32.97	$30.21	$36.73	$41.89	$24.63	$27.76

Income (loss) from investment operations:
Net investment loss[2]	(0.03)	(0.05)	(0.08)	(0.18)	(0.13)	(0.04)
Net realized and unrealized gain (loss)	(0.08)	4.56	(3.63)	0.07	21.09	(1.59)
Total from investment operations	(0.11)	4.51	(3.71)	(0.11)	20.96	(1.63)

Less dividends and distributions from:
Net realized gain	—	(1.75)	(2.81)	(5.05)	(3.70)	(1.50)
Total dividends and distributions	—	(1.75)	(2.81)	(5.05)	(3.70)	(1.50)

Net asset value, end of period	$32.86	$32.97	$30.21	$36.73	$41.89	$24.63

Total return[3]	(0.33%)	15.82%	(9.80%)	(1.54%)	86.00%	(6.77%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,228,250	$1,292,279	$1,048,374	$980,539	$736[4]	$256[4]
Ratio of expenses to average net assets[5]	0.69%	0.72%	0.79%	0.79%	0.79%	0.79%
Ratio of expenses to average net assets prior to fees waived[5]	0.84%	0.86%	0.83%	0.80%	0.82%	0.85%
Ratio of net investment loss to average net assets	(0.22%)	(0.18%)	(0.28%)	(0.43%)	(0.33%)	(0.15%)
Ratio of net investment income (loss) to average net assets prior to fees waived	(0.37%)	(0.32%)	(0.32%)	(0.44%)	(0.36%)	(0.21%)
Portfolio turnover	19%	27%	23%	27%	33%	22%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.

Delaware Ivy Mid Cap Growth Fund Class Y
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/24[1] (Unaudited)	Year ended
		3/31/24	3/31/23	3/31/22	3/31/21	3/31/20
Net asset value, beginning of period	$30.36	$28.04	$34.43	$39.57	$23.45	$26.53

Income (loss) from investment operations:
Net investment loss[2]	(0.08)	(0.14)	(0.17)	(0.31)	(0.24)	(0.15)
Net realized and unrealized gain (loss)	(0.07)	4.21	(3.41)	0.09	20.02	(1.50)
Total from investment operations	(0.15)	4.07	(3.58)	(0.22)	19.78	(1.65)

Less dividends and distributions from:
Net realized gain	—	(1.75)	(2.81)	(4.92)	(3.66)	(1.43)
Total dividends and distributions	—	(1.75)	(2.81)	(4.92)	(3.66)	(1.43)

Net asset value, end of period	$30.21	$30.36	$28.04	$34.43	$39.57	$23.45

Total return[3]	(0.49%)	15.46%	(10.09%)	(1.89%)	85.29%	(7.14%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$207,875	$226,978	$223,692	$284,480	$363[4]	$215[4]
Ratio of expenses to average net assets[5]	1.04%	1.04%	1.09%	1.13%	1.16%	1.20%
Ratio of expenses to average net assets prior to fees waived[5]	1.20%	1.23%	1.13%	1.19%	1.21%	1.24%
Ratio of net investment loss to average net assets	(0.57%)	(0.49%)	(0.59%)	(0.77%)	(0.68%)	(0.55%)
Ratio of net investment loss to average net assets prior to fees waived	(0.73%)	(0.68%)	(0.63%)	(0.83%)	(0.73%)	(0.59%)
Portfolio turnover	19%	27%	23%	27%	33%	22%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Delaware Ivy Mid Cap Income Opportunities Fund Class A
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/24[1] (Unaudited)	Year ended
		3/31/24	3/31/23	3/31/22	3/31/21	3/31/20
Net asset value, beginning of period	$19.66	$17.26	$18.81	$18.38	$10.98	$13.98

Income (loss) from investment operations:
Net investment income[2]	0.14	0.29	0.27	0.18	0.21	0.25
Net realized and unrealized gain (loss)	0.81	3.08	(1.15)	0.89	7.40	(2.96)
Total from investment operations	0.95	3.37	(0.88)	1.07	7.61	(2.71)

Less dividends and distributions from:
Net investment income	(0.14)	(0.33)	(0.27)	(0.18)	(0.21)	(0.24)
Net realized gain	—	(0.64)	(0.40)	(0.46)	—	(0.05)
Total dividends and distributions	(0.14)	(0.97)	(0.67)	(0.64)	(0.21)	(0.29)

Net asset value, end of period	$20.47	$19.66	$17.26	$18.81	$18.38	$10.98

Total return[3]	4.84%	20.24%	(4.73%)	5.71%	69.70%	(19.84%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$159,917	$164,478	$171,183	$188,631	$178[4]	$111[4]
Ratio of expenses to average net assets[5]	1.08%	1.08%	1.12%	1.21%	1.24%	1.27%
Ratio of expenses to average net assets prior to fees waived[5]	1.29%	1.25%	1.26%	1.26%	1.31%	1.34%
Ratio of net investment income to average net assets	1.43%	1.63%	1.58%	0.95%	1.42%	1.70%
Ratio of net investment income to average net assets prior to fees waived	1.22%	1.46%	1.44%	0.90%	1.35%	1.63%
Portfolio turnover	15%	17%	29%	20%	23%	25%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.

Delaware Ivy Mid Cap Income Opportunities Fund Class C
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/24[1] (Unaudited)	Year ended
		3/31/24	3/31/23	3/31/22	3/31/21	3/31/20
Net asset value, beginning of period	$19.62	$17.22	$18.71	$18.30	$10.93	$13.92

Income (loss) from investment operations:
Net investment income[2]	0.07	0.16	0.14	0.04	0.10	0.14
Net realized and unrealized gain (loss)	0.79	3.07	(1.14)	0.87	7.37	(2.95)
Total from investment operations	0.86	3.23	(1.00)	0.91	7.47	(2.81)

Less dividends and distributions from:
Net investment income	(0.06)	(0.19)	(0.09)	(0.04)	(0.10)	(0.13)
Net realized gain	—	(0.64)	(0.40)	(0.46)	—	(0.05)
Total dividends and distributions	(0.06)	(0.83)	(0.49)	(0.50)	(0.10)	(0.18)

Net asset value, end of period	$20.42	$19.62	$17.22	$18.71	$18.30	$10.93

Total return[3]	4.40%	19.36%	(5.42%)	4.85%	68.61%	(20.50%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$16,591	$18,742	$20,280	$27,245	$24[4]	$15[4]
Ratio of expenses to average net assets[5]	1.83%	1.83%	1.88%	1.96%	2.00%	2.02%
Ratio of expenses to average net assets prior to fees waived[5]	2.04%	2.00%	2.02%	2.01%	2.07%	2.09%
Ratio of net investment income to average net assets	0.68%	0.88%	0.82%	0.21%	0.66%	0.95%
Ratio of net investment income to average net assets prior to fees waived	0.47%	0.71%	0.68%	0.16%	0.59%	0.88%
Portfolio turnover	15%	17%	29%	20%	23%	25%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Delaware Ivy Mid Cap Income Opportunities Fund Class I
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/24[1] (Unaudited)	Year ended
		3/31/24	3/31/23	3/31/22	3/31/21	3/31/20
Net asset value, beginning of period	$19.68	$17.27	$18.84	$18.42	$10.99	$14.00

Income (loss) from investment operations:
Net investment income[2]	0.16	0.33	0.33	0.26	0.27	0.31
Net realized and unrealized gain (loss)	0.80	3.09	(1.16)	0.88	7.43	(2.97)
Total from investment operations	0.96	3.42	(0.83)	1.14	7.70	(2.66)

Less dividends and distributions from:
Net investment income	(0.16)	(0.37)	(0.34)	(0.26)	(0.27)	(0.30)
Net realized gain	—	(0.64)	(0.40)	(0.46)	—	(0.05)
Total dividends and distributions	(0.16)	(1.01)	(0.74)	(0.72)	(0.27)	(0.35)

Net asset value, end of period	$20.48	$19.68	$17.27	$18.84	$18.42	$10.99

Total return[3]	4.92%	20.58%	(4.42%)	6.05%	70.58%	(19.53%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$832,950	$865,423	$996,722	$1,399,865	$1,224[4]	$401[4]
Ratio of expenses to average net assets[5]	0.83%	0.83%	0.83%	0.83%	0.83%	0.83%
Ratio of expenses to average net assets prior to fees waived[5]	1.04%	1.00%	0.89%	1.07%	1.06%	1.08%
Ratio of net investment income to average net assets	1.68%	1.88%	1.87%	1.34%	1.78%	2.13%
Ratio of net investment income to average net assets prior to fees waived	1.47%	1.71%	1.81%	1.10%	1.55%	1.88%
Portfolio turnover	15%	17%	29%	20%	23%	25%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.

Delaware Ivy Mid Cap Income Opportunities Fund Class R
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/24[1] (Unaudited)	Year ended
		3/31/24	3/31/23	3/31/22	3/31/21	3/31/20
Net asset value, beginning of period	$19.65	$17.26	$18.77	$18.35	$10.96	$13.96

Income (loss) from investment operations:
Net investment income[2]	0.11	0.23	0.22	0.12	0.16	0.20
Net realized and unrealized gain (loss)	0.80	3.10	(1.15)	0.87	7.39	(2.96)
Total from investment operations	0.91	3.33	(0.93)	0.99	7.55	(2.76)

Less dividends and distributions from:
Net investment income	(0.11)	(0.30)	(0.18)	(0.11)	(0.16)	(0.19)
Net realized gain	—	(0.64)	(0.40)	(0.46)	—	(0.05)
Total dividends and distributions	(0.11)	(0.94)	(0.58)	(0.57)	(0.16)	(0.24)

Net asset value, end of period	$20.45	$19.65	$17.26	$18.77	$18.35	$10.96

Total return[3]	4.67%	20.00%	(4.99%)	5.28%	69.22%	(20.15%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$12,336	$13,117	$1,131	$1,205	$1[4]	$3[4]
Ratio of expenses to average net assets[5]	1.33%	1.33%	1.41%	1.58%	1.58%	1.59%
Ratio of expenses to average net assets prior to fees waived[5]	1.54%	1.50%	1.47%	1.63%	1.64%	1.66%
Ratio of net investment income to average net assets	1.18%	1.31%	1.29%	0.60%	1.16%	1.38%
Ratio of net investment income to average net assets prior to fees waived	0.97%	1.14%	1.23%	0.55%	1.10%	1.31%
Portfolio turnover	15%	17%	29%	20%	23%	25%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Delaware Ivy Mid Cap Income Opportunities Fund Class R6
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/24[1] (Unaudited)	Year ended
		3/31/24	3/31/23	3/31/22	3/31/21	3/31/20
Net asset value, beginning of period	$19.68	$17.28	$18.84	$18.42	$10.99	$14.01

Income (loss) from investment operations:
Net investment income[2]	0.17	0.35	0.33	0.26	0.27	0.32
Net realized and unrealized gain (loss)	0.80	3.08	(1.15)	0.88	7.43	(2.98)
Total from investment operations	0.97	3.43	(0.82)	1.14	7.70	(2.66)

Less dividends and distributions from:
Net investment income	(0.17)	(0.39)	(0.34)	(0.26)	(0.27)	(0.31)
Net realized gain	—	(0.64)	(0.40)	(0.46)	—	(0.05)
Total dividends and distributions	(0.17)	(1.03)	(0.74)	(0.72)	(0.27)	(0.36)

Net asset value, end of period	$20.48	$19.68	$17.28	$18.84	$18.42	$10.99

Total return[3]	4.97%	20.63%	(4.37%)	6.05%	70.58%	(19.57%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$92,930	$95,789	$89,010	$112,720	$103[4]	$65[4]
Ratio of expenses to average net assets[5]	0.72%	0.76%	0.83%	0.83%	0.83%	0.83%
Ratio of expenses to average net assets prior to fees waived[5]	0.94%	0.93%	0.89%	0.89%	0.92%	0.93%
Ratio of net investment income to average net assets	1.79%	1.95%	1.87%	1.34%	1.80%	2.15%
Ratio of net investment income to average net assets prior to fees waived	1.57%	1.78%	1.81%	1.28%	1.71%	2.05%
Portfolio turnover	15%	17%	29%	20%	23%	25%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.

Delaware Ivy Mid Cap Income Opportunities Fund Class Y
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/24[1] (Unaudited)	Year ended
		3/31/24	3/31/23	3/31/22	3/31/21	3/31/20
Net asset value, beginning of period	$19.78	$17.37	$18.81	$18.39	$10.98	$13.98

Income (loss) from investment operations:
Net investment income[2]	0.14	0.29	0.27	0.18	0.21	0.25
Net realized and unrealized gain (loss)	0.80	3.10	(1.14)	0.88	7.41	(2.96)
Total from investment operations	0.94	3.39	(0.87)	1.06	7.62	(2.71)

Less dividends and distributions from:
Net investment income	(0.13)	(0.34)	(0.17)	(0.18)	(0.21)	(0.24)
Net realized gain	—	(0.64)	(0.40)	(0.46)	—	(0.05)
Total dividends and distributions	(0.13)	(0.98)	(0.57)	(0.64)	(0.21)	(0.29)

Net asset value, end of period	$20.59	$19.78	$17.37	$18.81	$18.39	$10.98

Total return[3]	4.81%	20.21%	(4.68%)	5.63%	69.84%	(19.89%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$13,612	$14,885	$11,656	$27,888	$38[4]	$13[4]
Ratio of expenses to average net assets[5]	1.08%	1.08%	1.15%	1.22%	1.24%	1.26%
Ratio of expenses to average net assets prior to fees waived[5]	1.29%	1.25%	1.22%	1.30%	1.31%	1.33%
Ratio of net investment income to average net assets	1.43%	1.63%	1.52%	0.92%	1.40%	1.71%
Ratio of net investment income to average net assets prior to fees waived	1.22%	1.46%	1.45%	0.84%	1.33%	1.64%
Portfolio turnover	15%	17%	29%	20%	23%	25%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Delaware Ivy Small Cap Growth Fund Class A
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/24[1] (Unaudited)	Year ended
		3/31/24	3/31/23	3/31/22	3/31/21	3/31/20
Net asset value, beginning of period	$12.97	$11.67	$14.47	$22.28	$13.27	$17.19

Income (loss) from investment operations:
Net investment loss[2]	(0.06)	(0.09)	(0.07)	(0.16)	(0.18)	(0.15)
Net realized and unrealized gain (loss)	0.24	1.99[3]	(2.12)	(1.56)	11.15	(2.59)
Total from investment operations	0.18	1.90	(2.19)	(1.72)	10.97	(2.74)

Less dividends and distributions from:
Net investment income	—	—	—	(0.19)	—	—
Net realized gain	—	(0.60)	(0.61)	(5.90)	(1.96)	(1.18)
Total dividends and distributions	—	(0.60)	(0.61)	(6.09)	(1.96)	(1.18)

Payment by affiliates	—[4,5]	—	—	—	—	—

Net asset value, end of period	$13.15	$12.97	$11.67	$14.47	$22.28	$13.27

Total return[6]	1.39%[7,8]	16.98%[3,8]	(14.90%)[8]	(8.23%)	84.34%	(17.35%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$615,773	$647,245	$681,798	$1,030,905	$1,318[9]	$788[9]
Ratio of expenses to average net assets[10]	1.14%	1.14%	1.21%	1.24%	1.26%	1.31%
Ratio of expenses to average net assets prior to fees waived[10]	1.31%	1.25%	1.34%	1.24%	1.26%	1.31%
Ratio of net investment loss to average net assets	(0.88%)	(0.80%)	(0.58%)	(0.81%)	(0.93%)	(0.87%)
Ratio of net investment loss to average net assets prior to fees waived	(1.05%)	(0.91%)	(0.71%)	(0.81%)	(0.93%)	(0.87%)
Portfolio turnover	33%	55%	51%	40%	57%	40%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount includes non-recurring payment for litigation proceeds, which represents class action settlement received by the Fund. The litigation proceeds impact the realized and unrealized gain (loss) per share by $0.01 and total return by 0.09%.
[4]	Amount is less than $0.005 per share.
[5]	See Note 2 in “Notes to financial statements.”
[6]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[7]	Payments by affiliates had no impact on net asset value and total return.
[8]	Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[9]	Net assets reported in millions.
[10]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.

Delaware Ivy Small Cap Growth Fund Class C
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/24[1] (Unaudited)	Year ended
		3/31/24	3/31/23	3/31/22	3/31/21	3/31/20
Net asset value, beginning of period	$7.06	$6.67	$8.66	$15.96	$9.92	$13.23

Income (loss) from investment operations:
Net investment loss[2]	(0.06)	(0.10)	(0.09)	(0.22)	(0.24)	(0.21)
Net realized and unrealized gain (loss)	0.13	1.09	(1.29)	(1.07)	8.24	(1.92)
Total from investment operations	0.07	0.99	(1.38)	(1.29)	8.00	(2.13)

Less dividends and distributions from:
Net investment income	—	—	—	(0.11)	—	—
Net realized gain	—	(0.60)	(0.61)	(5.90)	(1.96)	(1.18)
Total dividends and distributions	—	(0.60)	(0.61)	(6.01)	(1.96)	(1.18)

Payment by affiliates	—[3,4]	—	—	—	—	—

Net asset value, end of period	$7.13	$7.06	$6.67	$8.66	$15.96	$9.92

Total return[5]	0.99%[6,7]	16.04%[7]	(15.56%)[7]	(8.89%)[7]	82.81%	(17.94%)[7]

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$18,762	$16,724	$20,607	$36,063	$57[8]	$51[8]
Ratio of expenses to average net assets[9]	1.89%	1.89%	1.95%	2.04%	2.04%	2.05%
Ratio of expenses to average net assets prior to fees waived[9]	2.06%	2.00%	2.28%	2.11%	2.04%	2.09%
Ratio of net investment loss to average net assets	(1.63%)	(1.55%)	(1.33%)	(1.62%)	(1.69%)	(1.62%)
Ratio of net investment loss to average net assets prior to fees waived	(1.80%)	(1.66%)	(1.66%)	(1.69%)	(1.69%)	(1.66%)
Portfolio turnover	33%	55%	51%	40%	57%	40%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount is less than $0.005 per share.
[4]	See Note 2 in “Notes to financial statements.”
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[6]	Payments by affiliates had no impact on net asset value and total return.
[7]	Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[8]	Net assets reported in millions.
[9]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Delaware Ivy Small Cap Growth Fund Class I
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/24[1] (Unaudited)	Year ended
		3/31/24	3/31/23	3/31/22	3/31/21	3/31/20
Net asset value, beginning of period	$22.06	$19.39	$23.48	$32.06	$18.51	$23.43

Income (loss) from investment operations:
Net investment loss[2]	(0.07)	(0.11)	(0.05)	(0.14)	(0.15)	(0.11)
Net realized and unrealized gain (loss)	0.40	3.38[3]	(3.43)	(2.28)	15.66	(3.63)
Total from investment operations	0.33	3.27	(3.48)	(2.42)	15.51	(3.74)

Less dividends and distributions from:
Net investment income	—	—	—	(0.26)	—	—
Net realized gain	—	(0.60)	(0.61)	(5.90)	(1.96)	(1.18)
Total dividends and distributions	—	(0.60)	(0.61)	(6.16)	(1.96)	(1.18)

Payment by affiliates	—[4,5]	—	—	—	—	—

Net asset value, end of period	$22.39	$22.06	$19.39	$23.48	$32.06	$18.51

Total return[6]	1.50%[7]	17.29%[3]	(14.68%)	(7.88%)	85.00%	(16.99%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$469,227	$468,025	$560,403	$904,112	$1,216[8]	$778[8]
Ratio of expenses to average net assets[9]	0.89%	0.89%	0.89%	0.89%	0.89%	0.89%
Ratio of expenses to average net assets prior to fees waived[9]	1.06%	1.00%	0.92%	1.02%	1.03%	1.04%
Ratio of net investment loss to average net assets	(0.63%)	(0.55%)	(0.26%)	(0.46%)	(0.55%)	(0.46%)
Ratio of net investment loss to average net assets prior to fees waived	(0.80%)	(0.66%)	(0.29%)	(0.59%)	(0.69%)	(0.61%)
Portfolio turnover	33%	55%	51%	40%	57%	40%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount includes non-recurring payment for litigation proceeds, which represents class action settlement received by the Fund. The litigation proceeds impact the realized and unrealized gain (loss) per share by $0.01 and total return by 0.05%.
[4]	Amount is less than $0.005 per share.
[5]	See Note 2 in “Notes to financial statements.”
[6]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[7]	Payments by affiliates had no impact on net asset value and total return.
[8]	Net assets reported in millions.
[9]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.

Delaware Ivy Small Cap Growth Fund Class R
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/24[1] (Unaudited)	Year ended
		3/31/24	3/31/23	3/31/22	3/31/21	3/31/20
Net asset value, beginning of period	$12.18	$11.02	$13.75	$21.50	$12.89	$16.78

Income (loss) from investment operations:
Net investment loss[2]	(0.07)	(0.11)	(0.10)	(0.23)	(0.24)	(0.20)
Net realized and unrealized gain (loss)	0.23	1.87[3]	(2.02)	(1.49)	10.81	(2.51)
Total from investment operations	0.16	1.76	(2.12)	(1.72)	10.57	(2.71)

Less dividends and distributions from:
Net investment income	—	—	—	(0.13)	—	—
Net realized gain	—	(0.60)	(0.61)	(5.90)	(1.96)	(1.18)
Total dividends and distributions	—	(0.60)	(0.61)	(6.03)	(1.96)	(1.18)

Payment by affiliates	—[4,5]	—	—	—	—	—

Net asset value, end of period	$12.34	$12.18	$11.02	$13.75	$21.50	$12.89

Total return[6]	1.31%[7,8]	16.70%[3,8]	(15.18%)[8]	(8.57%)	83.70%	(17.60%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$44,462	$44,935	$43,146	$56,050	$70[9]	$43[9]
Ratio of expenses to average net assets[10]	1.39%	1.39%	1.48%	1.61%	1.62%	1.63%
Ratio of expenses to average net assets prior to fees waived[10]	1.56%	1.50%	1.50%	1.61%	1.62%	1.63%
Ratio of net investment loss to average net assets	(1.13%)	(1.05%)	(0.84%)	(1.19%)	(1.29%)	(1.19%)
Ratio of net investment loss to average net assets prior to fees waived	(1.30%)	(1.16%)	(0.86%)	(1.19%)	(1.29%)	(1.19%)
Portfolio turnover	33%	55%	51%	40%	57%	40%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount includes non-recurring payment for litigation proceeds, which represents class action settlement received by the Fund. The litigation proceeds impact the realized and unrealized gain (loss) per share by $0.01 and total return by 0.09%.
[4]	Amount is less than $0.005 per share.
[5]	See Note 2 in “Notes to financial statements.”
[6]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[7]	Payments by affiliates had no impact on net asset value and total return.
[8]	Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[9]	Net assets reported in millions.
[10]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Delaware Ivy Small Cap Growth Fund Class R6
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/24[1] (Unaudited)	Year ended
		3/31/24	3/31/23	3/31/22	3/31/21	3/31/20
Net asset value, beginning of period	$22.30	$19.58	$23.70	$32.30	$18.63	$23.58

Income (loss) from investment operations:
Net investment loss[2]	(0.06)	(0.09)	(0.05)	(0.13)	(0.15)	(0.10)
Net realized and unrealized gain (loss)	0.42	3.41[3]	(3.46)	(2.30)	15.78	(3.67)
Total from investment operations	0.36	3.32	(3.51)	(2.43)	15.63	(3.77)

Less dividends and distributions from:
Net investment income	—	—	—	(0.27)	—	—
Net realized gain	—	(0.60)	(0.61)	(5.90)	(1.96)	(1.18)
Total dividends and distributions	—	(0.60)	(0.61)	(6.17)	(1.96)	(1.18)

Payment by affiliates	—[4,5]	—	—	—	—	—

Net asset value, end of period	$22.66	$22.30	$19.58	$23.70	$32.30	$18.63

Total return[6]	1.61%[7,8]	17.38%[3,8]	(14.67%)[8]	(7.88%)	85.10%	(17.01%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$129,699	$175,469	$157,251	$209,855	$252[9]	$161[9]
Ratio of expenses to average net assets[10]	0.76%	0.80%	0.89%	0.87%	0.87%	0.89%
Ratio of expenses to average net assets prior to fees waived[10]	0.94%	0.91%	0.91%	0.87%	0.87%	0.89%
Ratio of net investment loss to average net assets	(0.50%)	(0.46%)	(0.25%)	(0.44%)	(0.54%)	(0.44%)
Ratio of net investment income (loss) to average net assets prior to fees waived	(0.68%)	(0.57%)	(0.27%)	(0.44%)	(0.54%)	(0.44%)
Portfolio turnover	33%	55%	51%	40%	57%	40%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount includes non-recurring payment for litigation proceeds, which represents class action settlement received by the Fund. The litigation proceeds impact the realized and unrealized gain (loss) per share by $0.01 and total return by 0.05%.
[4]	Amount is less than $0.005 per share.
[5]	See Note 2 in “Notes to financial statements.”
[6]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[7]	Payments by affiliates had no impact on net asset value and total return.
[8]	Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[9]	Net assets reported in millions.
[10]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.

Delaware Ivy Small Cap Growth Fund Class Y
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/24[1] (Unaudited)	Year ended
		3/31/24	3/31/23	3/31/22	3/31/21	3/31/20
Net asset value, beginning of period	$19.56	$17.31	$21.10	$29.47	$17.17	$21.90

Income (loss) from investment operations:
Net investment loss[2]	(0.08)	(0.14)	(0.10)	(0.22)	(0.23)	(0.18)
Net realized and unrealized gain (loss)	0.36	2.99[3]	(3.08)	(2.08)	14.49	(3.37)
Total from investment operations	0.28	2.85	(3.18)	(2.30)	14.26	(3.55)

Less dividends and distributions from:
Net investment income	—	—	—	(0.17)	—	—
Net realized gain	—	(0.60)	(0.61)	(5.90)	(1.96)	(1.18)
Total dividends and distributions	—	(0.60)	(0.61)	(6.07)	(1.96)	(1.18)

Payment by affiliates	—[4,5]	—	—	—	—	—

Net asset value, end of period	$19.84	$19.56	$17.31	$21.10	$29.47	$17.17

Total return[6]	1.43%[7,8]	16.93%[3,8]	(14.91%)[8]	(8.19%)[8]	84.34%	(17.36%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$30,867	$34,019	$72,634	$99,698	$135[9]	$91[9]
Ratio of expenses to average net assets[10]	1.14%	1.14%	1.19%	1.23%	1.26%	1.28%
Ratio of expenses to average net assets prior to fees waived[10]	1.31%	1.25%	1.21%	1.26%	1.26%	1.28%
Ratio of net investment loss to average net assets	(0.88%)	(0.80%)	(0.56%)	(0.81%)	(0.93%)	(0.84%)
Ratio of net investment loss to average net assets prior to fees waived	(1.05%)	(0.91%)	(0.58%)	(0.84%)	(0.93%)	(0.84%)
Portfolio turnover	33%	55%	51%	40%	57%	40%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount includes non-recurring payment for litigation proceeds, which represents class action settlement received by the Fund. The litigation proceeds impact the realized and unrealized gain (loss) per share by $0.01 and total return by 0.06%.
[4]	Amount is less than $0.005 per share.
[5]	See Note 2 in “Notes to financial statements.”
[6]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[7]	Payments by affiliates had no impact on net asset value and total return.
[8]	Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[9]	Net assets reported in millions.
[10]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Delaware Ivy Smid Cap Core Fund Class A
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/24[1] (Unaudited)	Year ended
		3/31/24	3/31/23	3/31/22	3/31/21	3/31/20
Net asset value, beginning of period	$15.82	$13.21	$18.43	$22.43	$12.88	$16.87

Income (loss) from investment operations:
Net investment income (loss)[2]	0.02	0.04	0.05	(0.04)	(0.06)	(0.04)
Net realized and unrealized gain (loss)	0.93	2.69	(1.44)	(0.18)	9.61	(3.83)
Total from investment operations	0.95	2.73	(1.39)	(0.22)	9.55	(3.87)

Less dividends and distributions from:
Net investment income	(0.03)	(0.11)	(0.05)	—	—	—
Net realized gain	—	—	(3.78)	(3.78)	—	(0.12)
Return of capital	—	(0.01)	—	—	—	—
Total dividends and distributions	(0.03)	(0.12)	(3.83)	(3.78)	—	(0.12)

Payment by affiliates	—[3,4]	—	—	—	—	—

Net asset value, end of period	$16.74	$15.82	$13.21	$18.43	$22.43	$12.88

Total return[5]	6.02%[6]	20.70%	(7.02%)	(1.21%)	74.15%	(23.13%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$114,356	$115,867	$111,950	$151,380	$176[7]	$114[7]
Ratio of expenses to average net assets[8]	1.14%	1.14%	1.23%	1.33%	1.37%	1.38%
Ratio of expenses to average net assets prior to fees waived[8]	1.37%	1.27%	1.44%	1.36%	1.41%	1.41%
Ratio of net investment income (loss) to average net assets	0.28%	0.29%	0.33%	(0.19%)	(0.37%)	(0.24%)
Ratio of net investment income (loss) to average net assets prior to fees waived	0.05%	0.16%	0.12%	(0.22%)	(0.41%)	(0.27%)
Portfolio turnover	8%	13%	13%	122%	127%	138%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount is less than $0.005 per share.
[4]	See Note 2 in “Notes to financial statements.”
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[6]	Payments by affiliates had no impact on net asset value and total return.
[7]	Net assets reported in millions.
[8]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.

Delaware Ivy Smid Cap Core Fund Class C
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/24[1] (Unaudited)	Year ended
		3/31/24	3/31/23	3/31/22	3/31/21	3/31/20
Net asset value, beginning of period	$11.68	$9.82	$14.84	$18.75	$10.85	$14.32

Income (loss) from investment operations:
Net investment loss[2]	(0.03) [3]	(0.05) [3]	(0.05)	(0.17)	(0.15)	(0.14)
Net realized and unrealized gain (loss)	0.69	1.99	(1.18)	(0.14)	8.05	(3.21)
Total from investment operations	0.66	1.94	(1.23)	(0.31)	7.90	(3.35)

Less dividends and distributions from:
Net investment income	(0.01)	(0.07)	(0.01)	—	—	—
Net realized gain	—	—	(3.78)	(3.60)	—	(0.12)
Return of capital	—	(0.01)	—	—	—	—
Total dividends and distributions	(0.01)	(0.08)	(3.79)	(3.60)	—	(0.12)

Payment by affiliates	—[4,5]	—	—	—	—	—

Net asset value, end of period	$12.33	$11.68	$9.82	$14.84	$18.75	$10.85

Total return[6]	5.65%[7]	19.77%	(7.71%)	(1.93%)	72.81%	(23.62%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$10,526	$11,117	$12,188	$17,505	$22[8]	$20[8]
Ratio of expenses to average net assets[9]	1.89%	1.89%	1.98%	2.07%	2.09%	2.10%
Ratio of expenses to average net assets prior to fees waived[9]	2.12%	2.02%	2.18%	2.10%	2.12%	2.12%
Ratio of net investment loss to average net assets	(0.47%)	(0.46%)	(0.42%)	(0.94%)	(1.07%)	(0.96%)
Ratio of net investment loss to average net assets prior to fees waived	(0.70%)	(0.59%)	(0.62%)	(0.97%)	(1.10%)	(0.98%)
Portfolio turnover	8%	13%	13%	122%	127%	138%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statements of operations due to class specific expenses.
[4]	Amount is less than $0.005 per share.
[5]	See Note 2 in “Notes to financial statements.”
[6]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[7]	Payments by affiliates had no impact on net asset value and total return.
[8]	Net assets reported in millions.
[9]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Delaware Ivy Smid Cap Core Fund Class I
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/24[1] (Unaudited)	Year ended
		3/31/24	3/31/23	3/31/22	3/31/21	3/31/20
Net asset value, beginning of period	$18.35	$15.28	$20.60	$24.68	$14.10	$18.40

Income (loss) from investment operations:
Net investment income[2]	0.05	0.09	0.12	0.06	0.02	0.05
Net realized and unrealized gain (loss)	1.07	3.11	(1.60)	(0.21)	10.56	(4.19)
Total from investment operations	1.12	3.20	(1.48)	(0.15)	10.58	(4.14)

Less dividends and distributions from:
Net investment income	(0.04)	(0.12)	(0.06)	—	—	(0.02)
Net realized gain	—	—	(3.78)	(3.93)	—	(0.14)
Return of capital	—	(0.01)	—	—	—	—
Total dividends and distributions	(0.04)	(0.13)	(3.84)	(3.93)	—	(0.16)

Payment by affiliates	—[3,4]	—	—	—	—	—

Net asset value, end of period	$19.43	$18.35	$15.28	$20.60	$24.68	$14.10

Total return[5]	6.12%[6]	21.01%	(6.69%)	(0.79%)	75.04%	(22.74%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$159,238	$144,334	$159,794	$316,727	$451[7]	$304[7]
Ratio of expenses to average net assets[8]	0.89%	0.89%	0.89%	0.89%	0.89%	0.89%
Ratio of expenses to average net assets prior to fees waived[8]	1.12%	1.02%	0.97%	1.07%	1.09%	1.10%
Ratio of net investment income to average net assets	0.53%	0.54%	0.68%	0.25%	0.11%	0.25%
Ratio of net investment income (loss) to average net assets prior to fees waived	0.30%	0.41%	0.60%	0.07%	(0.09%)	0.04%
Portfolio turnover	8%	13%	13%	122%	127%	138%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount is less than $0.005 per share.
[4]	See Note 2 in “Notes to financial statements.”
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[6]	Payments by affiliates had no impact on net asset value and total return.
[7]	Net assets reported in millions.
[8]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.

Delaware Ivy Smid Cap Core Fund Class R
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/24[1] (Unaudited)	Year ended
		3/31/24	3/31/23	3/31/22	3/31/21	3/31/20
Net asset value, beginning of period	$15.57	$13.01	$18.22	$22.20	$12.78	$16.78

Income (loss) from investment operations:
Net investment income (loss)[2]	—[3]	—[3]	0.01	(0.11)	(0.11)	(0.09)
Net realized and unrealized gain (loss)	0.91	2.65	(1.42)	(0.19)	9.53	(3.79)
Total from investment operations	0.91	2.65	(1.41)	(0.30)	9.42	(3.88)

Less dividends and distributions from:
Net investment income	(0.01)	(0.08)	(0.02)	—	—	—
Net realized gain	—	—	(3.78)	(3.68)	—	(0.12)
Return of capital	—	(0.01)	—	—	—	—
Total dividends and distributions	(0.01)	(0.09)	(3.80)	(3.68)	—	(0.12)

Payment by affiliates	—[3,4]	—	—	—	—	—

Net asset value, end of period	$16.47	$15.57	$13.01	$18.22	$22.20	$12.78

Total return[5]	5.87%[6]	20.38%	(7.21%)	(1.57%)	73.71%	(23.32%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$22,166	$21,641	$18,550	$22,950	$25[7]	$15[7]
Ratio of expenses to average net assets[8]	1.39%	1.39%	1.48%	1.64%	1.64%	1.65%
Ratio of expenses to average net assets prior to fees waived[8]	1.62%	1.52%	1.54%	1.67%	1.67%	1.67%
Ratio of net investment income (loss) to average net assets	0.03%	0.04%	0.08%	(0.50%)	(0.64%)	(0.52%)
Ratio of net investment income (loss) to average net assets prior to fees waived	(0.20%)	(0.09%)	0.02%	(0.53%)	(0.67%)	(0.54%)
Portfolio turnover	8%	13%	13%	122%	127%	138%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount is less than $0.005 per share.
[4]	See Note 2 in “Notes to financial statements.”
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[6]	Payments by affiliates had no impact on net asset value and total return.
[7]	Net assets reported in millions.
[8]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Delaware Ivy Smid Cap Core Fund Class R6
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/24[1] (Unaudited)	Year ended
		3/31/24	3/31/23	3/31/22	3/31/21	3/31/20
Net asset value, beginning of period	$18.60	$15.48	$20.80	$24.88	$14.22	$18.55

Income (loss) from investment operations:
Net investment income[2]	0.06	0.10	0.12	0.06	0.02	0.05
Net realized and unrealized gain (loss)	1.09	3.16	(1.62)	(0.21)	10.64	(4.22)
Total from investment operations	1.15	3.26	(1.50)	(0.15)	10.66	(4.17)

Less dividends and distributions from:
Net investment income	(0.05)	(0.13)	(0.04)	—	—	(0.02)
Net realized gain	—	—	(3.78)	(3.93)	—	(0.14)
Return of capital	—	(0.01)	—	—	—	—
Total dividends and distributions	(0.05)	(0.14)	(3.82)	(3.93)	—	(0.16)

Payment by affiliates	—[3,4]	—	—	—	—	—

Net asset value, end of period	$19.70	$18.60	$15.48	$20.80	$24.88	$14.22

Total return[5]	6.20%[6]	21.17%	(6.73%)	(0.79%)	74.96%	(22.72%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$40,795	$40,997	$39,951	$82,144	$77[7]	$59[7]
Ratio of expenses to average net assets[8]	0.76%	0.80%	0.89%	0.89%	0.89%	0.89%
Ratio of expenses to average net assets prior to fees waived[8]	1.00%	0.99%	0.96%	0.94%	0.95%	0.95%
Ratio of net investment income to average net assets	0.66%	0.63%	0.67%	0.25%	0.11%	0.24%
Ratio of net investment income to average net assets prior to fees waived	0.42%	0.44%	0.60%	0.20%	0.05%	0.18%
Portfolio turnover	8%	13%	13%	122%	127%	138%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount is less than $0.005 per share.
[4]	See Note 2 in “Notes to financial statements.”
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[6]	Payments by affiliates had no impact on net asset value and total return.
[7]	Net assets reported in millions.
[8]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.

Delaware Ivy Smid Cap Core Fund Class Y
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/24[1] (Unaudited)	Year ended
		3/31/24	3/31/23	3/31/22	3/31/21	3/31/20
Net asset value, beginning of period	$17.30	$14.42	$19.71	$23.73	$13.62	$17.81

Income (loss) from investment operations:
Net investment income (loss)[2]	0.03	0.04	0.06	(0.04)	(0.05)	(0.03)
Net realized and unrealized gain (loss)	1.01	2.94	(1.53)	(0.19)	10.16	(4.04)
Total from investment operations	1.04	2.98	(1.47)	(0.23)	10.11	(4.07)

Less dividends and distributions from:
Net investment income	(0.02)	(0.09)	(0.04)	—	—	—
Net realized gain	—	—	(3.78)	(3.79)	—	(0.12)
Return of capital	—	(0.01)	—	—	—	—
Total dividends and distributions	(0.02)	(0.10)	(3.82)	(3.79)	—	(0.12)

Payment by affiliates	—[3,4]	—	—	—	—	—

Net asset value, end of period	$18.32	$17.30	$14.42	$19.71	$23.73	$13.62

Total return[5]	6.03%[6]	20.73%	(7.00%)	(1.19%)	74.23%	(23.08%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$5,825	$5,772	$5,348	$8,110	$9[7]	$7[7]
Ratio of expenses to average net assets[8]	1.14%	1.14%	1.20%	1.30%	1.30%	1.32%
Ratio of expenses to average net assets prior to fees waived[8]	1.37%	1.27%	1.27%	1.33%	1.34%	1.35%
Ratio of net investment income (loss) to average net assets	0.28%	0.29%	0.35%	(0.17%)	(0.28%)	(0.19%)
Ratio of net investment income (loss) to average net assets prior to fees waived	0.05%	0.16%	0.28%	(0.20%)	(0.32%)	(0.22%)
Portfolio turnover	8%	13%	13%	122%	127%	138%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount is less than $0.005 per share.
[4]	See Note 2 in “Notes to financial statements.”
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[6]	Payments by affiliates had no impact on net asset value and total return.
[7]	Net assets reported in millions.
[8]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Delaware Ivy Systematic Emerging Markets Equity Fund Class Aφ
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/24[1] (Unaudited)	Year ended
		3/31/24	3/31/23	3/31/22	3/31/21	3/31/20
Net asset value, beginning of period	$18.55	$17.37	$22.54	$28.07	$15.61	$19.15

Income (loss) from investment operations:
Net investment income (loss)[2]	0.25	0.45	0.68	0.15	(0.01)	0.12
Net realized and unrealized gain (loss)	1.52	1.30	(3.40)	(5.54)	12.68	(3.51)
Total from investment operations	1.77	1.75	(2.72)	(5.39)	12.67	(3.39)

Less dividends and distributions from:
Net investment income	—	(0.57)	(0.20)	(0.14)	(0.21)	(0.15)
Net realized gain	—	—	(2.25)	—	—	—
Total dividends and distributions	—	(0.57)	(2.45)	(0.14)	(0.21)	(0.15)

Net asset value, end of period	$20.32	$18.55	$17.37	$22.54	$28.07	$15.61

Total return[3]	9.54%[4]	10.31%[4]	(11.42%)[4]	(19.25%)[4]	81.21%	(17.87%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$157,573	$158,396	$179,755	$263,968	$377[5]	$229[5]
Ratio of expenses to average net assets[6]	1.05%	1.09%	1.15%	1.35%	1.39%	1.46%
Ratio of expenses to average net assets prior to fees waived[6]	1.51%	1.51%	1.57%	1.37%	1.39%	1.46%
Ratio of net investment income (loss) to average net assets	2.57%	2.54%	3.59%	0.55%	(0.03%)	0.61%
Ratio of net investment income (loss) to average net assets prior to fees waived	2.11%	2.12%	3.17%	0.53%	(0.03%)	0.61%
Portfolio turnover	17%	30%	65%	38%	39%	32%
φ	Consolidated financial highlights.
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[4]	Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.

Delaware Ivy Systematic Emerging Markets Equity Fund Class Cφ
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/24[1] (Unaudited)	Year ended
		3/31/24	3/31/23	3/31/22	3/31/21	3/31/20
Net asset value, beginning of period	$15.11	$14.26	$19.07	$23.86	$13.31	$16.39

Income (loss) from investment operations:
Net investment income (loss)[2]	0.14	0.27	0.47	(0.04)	(0.15)	(0.01)
Net realized and unrealized gain (loss)	1.25	1.05	(2.90)	(4.68)	10.79	(2.99)
Total from investment operations	1.39	1.32	(2.43)	(4.72)	10.64	(3.00)

Less dividends and distributions from:
Net investment income	—	(0.47)	(0.13)	(0.07)	(0.09)	(0.08)
Net realized gain	—	—	(2.25)	—	—	—
Total dividends and distributions	—	(0.47)	(2.38)	(0.07)	(0.09)	(0.08)

Net asset value, end of period	$16.50	$15.11	$14.26	$19.07	$23.86	$13.31

Total return[3]	9.20%[4]	9.48%[4]	(12.02%)[4]	(19.83%)[4]	80.00%	(18.43%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$15,379	$16,558	$23,136	$39,227	$57[5]	$43[5]
Ratio of expenses to average net assets[6]	1.80%	1.80%	1.84%	2.07%	2.10%	2.16%
Ratio of expenses to average net assets prior to fees waived[6]	2.26%	2.26%	2.29%	2.09%	2.10%	2.16%
Ratio of net investment income (loss) to average net assets	1.82%	1.88%	2.95%	(0.17%)	(0.73%)	(0.07%)
Ratio of net investment income (loss) to average net assets prior to fees waived	1.36%	1.42%	2.50%	(0.19%)	(0.73%)	(0.07%)
Portfolio turnover	17%	30%	65%	38%	39%	32%
φ	Consolidated financial highlights.
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[4]	Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Delaware Ivy Systematic Emerging Markets Equity Fund Class Iφ
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/24[1] (Unaudited)	Year ended
		3/31/24	3/31/23	3/31/22	3/31/21	3/31/20
Net asset value, beginning of period	$19.37	$18.12	$23.33	$29.05	$16.13	$19.77

Income (loss) from investment operations:
Net investment income[2]	0.28	0.52	0.79	0.26	0.09	0.21
Net realized and unrealized gain (loss)	1.60	1.35	(3.53)	(5.74)	13.12	(3.61)
Total from investment operations	1.88	1.87	(2.74)	(5.48)	13.21	(3.40)

Less dividends and distributions from:
Net investment income	—	(0.62)	(0.22)	(0.24)	(0.29)	(0.24)
Net realized gain	—	—	(2.25)	—	—	—
Total dividends and distributions	—	(0.62)	(2.47)	(0.24)	(0.29)	(0.24)

Net asset value, end of period	$21.25	$19.37	$18.12	$23.33	$29.05	$16.13

Total return[3]	9.71%	10.55%	(11.08%)	(18.96%)	82.02%	(17.50%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$420,337	$432,708	$532,766	$912,326	$1,548[4]	$826[4]
Ratio of expenses to average net assets[5]	0.80%	0.80%	0.81%	0.98%	0.99%	0.99%
Ratio of expenses to average net assets prior to fees waived[5]	1.26%	1.26%	1.08%	1.08%	1.10%	1.14%
Ratio of net investment income to average net assets	2.82%	2.85%	4.00%	0.93%	0.37%	1.09%
Ratio of net investment income to average net assets prior to fees waived	2.36%	2.39%	3.73%	0.83%	0.26%	0.94%
Portfolio turnover	17%	30%	65%	38%	39%	32%
φ	Consolidated financial highlights.
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.

Delaware Ivy Systematic Emerging Markets Equity Fund Class Rφ
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/24[1] (Unaudited)	Year ended
		3/31/24	3/31/23	3/31/22	3/31/21	3/31/20
Net asset value, beginning of period	$18.25	$17.12	$22.26	$27.75	$15.44	$18.95

Income (loss) from investment operations:
Net investment income (loss)[2]	0.22	0.40	0.61	0.06	(0.07)	0.07
Net realized and unrealized gain (loss)	1.50	1.27	(3.33)	(5.46)	12.53	(3.47)
Total from investment operations	1.72	1.67	(2.72)	(5.40)	12.46	(3.40)

Less dividends and distributions from:
Net investment income	—	(0.54)	(0.17)	(0.09)	(0.15)	(0.11)
Net realized gain	—	—	(2.25)	—	—	—
Total dividends and distributions	—	(0.54)	(2.42)	(0.09)	(0.15)	(0.11)

Net asset value, end of period	$19.97	$18.25	$17.12	$22.26	$27.75	$15.44

Total return[3]	9.43%[4]	9.99%[4]	(11.57%)[4]	(19.51%)[4]	80.73%	(18.07%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$6,297	$5,880	$6,070	$7,540	$11[5]	$9[5]
Ratio of expenses to average net assets[6]	1.30%	1.30%	1.37%	1.67%	1.69%	1.72%
Ratio of expenses to average net assets prior to fees waived[6]	1.76%	1.76%	1.64%	1.68%	1.69%	1.72%
Ratio of net investment income (loss) to average net assets	2.32%	2.32%	3.30%	0.22%	(0.32%)	0.39%
Ratio of net investment income (loss) to average net assets prior to fees waived	1.86%	1.86%	3.03%	0.21%	(0.32%)	0.39%
Portfolio turnover	17%	30%	65%	38%	39%	32%
φ	Consolidated financial highlights.
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Delaware Ivy Systematic Emerging Markets Equity Fund Class R6φ
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/24[1] (Unaudited)	Year ended
		3/31/24	3/31/23	3/31/22	3/31/21	3/31/20
Net asset value, beginning of period	$19.49	$18.22	$23.46	$29.21	$16.22	$19.88

Income (loss) from investment operations:
Net investment income[2]	0.30	0.54	0.78	0.28	0.10	0.21
Net realized and unrealized gain (loss)	1.60	1.37	(3.53)	(5.77)	13.19	(3.63)
Total from investment operations	1.90	1.91	(2.75)	(5.49)	13.29	(3.42)

Less dividends and distributions from:
Net investment income	—	(0.64)	(0.24)	(0.26)	(0.30)	(0.24)
Net realized gain	—	—	(2.25)	—	—	—
Total dividends and distributions	—	(0.64)	(2.49)	(0.26)	(0.30)	(0.24)

Net asset value, end of period	$21.39	$19.49	$18.22	$23.46	$29.21	$16.22

Total return[3]	9.75%[4]	10.74%[4]	(11.06%)[4]	(18.89%)[4]	82.01%	(17.46%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$109,539	$120,493	$144,999	$254,340	$353[5]	$200[5]
Ratio of expenses to average net assets[6]	0.65%	0.69%	0.76%	0.92%	0.95%	0.99%
Ratio of expenses to average net assets prior to fees waived[6]	1.11%	1.11%	1.05%	0.93%	0.95%	0.99%
Ratio of net investment income to average net assets	2.97%	2.92%	3.94%	0.98%	0.40%	1.05%
Ratio of net investment income to average net assets prior to fees waived	2.51%	2.50%	3.65%	0.97%	0.40%	1.05%
Portfolio turnover	17%	30%	65%	38%	39%	32%
φ	Consolidated financial highlights.
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.

Delaware Ivy Systematic Emerging Markets Equity Fund Class Yφ
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/24[1] (Unaudited)	Year ended
		3/31/24	3/31/23	3/31/22	3/31/21	3/31/20
Net asset value, beginning of period	$19.00	$17.79	$23.01	$28.65	$15.92	$19.53

Income (loss) from investment operations:
Net investment income[2]	0.25	0.46	0.67	0.16	0.01	0.14
Net realized and unrealized gain (loss)	1.57	1.32	(3.44)	(5.65)	12.94	(3.58)
Total from investment operations	1.82	1.78	(2.77)	(5.49)	12.95	(3.44)

Less dividends and distributions from:
Net investment income	—	(0.57)	(0.20)	(0.15)	(0.22)	(0.17)
Net realized gain	—	—	(2.25)	—	—	—
Total dividends and distributions	—	(0.57)	(2.45)	(0.15)	(0.22)	(0.17)

Net asset value, end of period	$20.82	$19.00	$17.79	$23.01	$28.65	$15.92

Total return[3]	9.58%[4]	10.25%[4]	(11.38%)[4]	(19.23%)[4]	81.40%	(17.80%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$27,639	$26,993	$27,664	$29,380	$40[5]	$31[5]
Ratio of expenses to average net assets[6]	1.05%	1.09%	1.14%	1.31%	1.34%	1.37%
Ratio of expenses to average net assets prior to fees waived[6]	1.51%	1.51%	1.41%	1.32%	1.34%	1.37%
Ratio of net investment income to average net assets	2.57%	2.55%	3.50%	0.59%	0.04%	0.70%
Ratio of net investment income to average net assets prior to fees waived	2.11%	2.13%	3.23%	0.58%	0.04%	0.70%
Portfolio turnover	17%	30%	65%	38%	39%	32%
φ	Consolidated financial highlights.
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.

Notes to financial statements
Ivy Funds
September 30, 2024 (Unaudited)
Ivy Funds (Trust) is organized as a Delaware statutory trust and offers 19 funds. These financial statements and the related notes pertain to 11 funds: Delaware Ivy Core Equity Fund, Delaware Ivy Global Bond Fund, Delaware Ivy Global Growth Fund, Delaware Ivy High Income Fund, Delaware Ivy International Core Equity Fund, Delaware Ivy Large Cap Growth Fund, Delaware Ivy Mid Cap Growth Fund, Delaware Ivy Mid Cap Income Opportunities Fund, Delaware Ivy Small Cap Growth Fund, Delaware Ivy Smid Cap Core Fund, and Delaware Ivy Systematic Emerging Markets Equity Fund (each a Fund, or collectively, the Funds). The Trust is an open-end investment company. The Funds, except for Delaware Ivy Large Cap Growth Fund, are considered diversified under the Investment Company Act of 1940, as amended (1940 Act). Delaware Ivy Large Cap Growth Fund is considered nondiversified.
Each Fund offers Class A, Class C, Class I, Class R, Class R6, and Class Y shares. Class A shares are subject to an initial sales charge. There is no front-end sales charge when you purchase $1 million or more of Class A shares. However, if Delaware Distributors, L.P. (DDLP) paid your financial intermediary a commission on your purchase of $1 million or more of Class A shares, you will have to pay a limited contingent deferred sales charge (Limited CDSC) of 1.00% if you redeem these shares within the first 18 months after your purchase, unless a specific waiver of the Limited CDSC applies. Class C shares have no upfront sales charge, but are sold with a contingent deferred sales charge (CDSC) of 1.00%, which will be incurred if redeemed during the first 12 months. Class I, Class R, Class R6, and Class Y shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Class R6 shares do not pay any service fees, sub-accounting fees, and/or sub-transfer agency fees to any brokers, dealers, or other financial intermediaries.
1. Significant Accounting Policies
Each Fund follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Funds.
Basis of Consolidation — Delaware Ivy EME, Ltd. (the Subsidiary), a Cayman Islands exempted company, was incorporated as a wholly owned subsidiary acting as an investment vehicle for Delaware Ivy Systematic Emerging Markets Equity Fund (referred to as the Fund in this subsection). The Subsidiary acts as an investment vehicle for the Fund, in order to affect certain investments for the Fund consistent with the Fund’s investment objectives and policies as specified in its prospectus and statement of additional information. The Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Fund and its Subsidiary. The consolidated financial statements include the accounts of the Fund and its Subsidiary. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the Fund and its Subsidiary comprising the entire issued share capital of the Subsidiary with the intent that the Fund will remain the sole shareholder and retain all rights. Under the Articles of Association, shares issued by the Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Subsidiary. As of September 30, 2024, the total value of investment funds held by the Subsidiary is $315,579, or approximately 0.04%, of the Fund's net assets.
Security Valuation — Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, the mean between the bid and the ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. US government and agency securities are valued at the mean between the bid and the ask prices, which approximates fair value. Open-end investment companies, other than ETFs, are valued at their published net asset value (NAV). Fixed income securities, credit default swap (CDS) contracts, and interest rate swap (IRS) contracts are generally priced based upon valuations provided by an independent pricing service or broker/counterparty in accordance with methodologies included within Delaware Management Company (DMC)'s Pricing Policy (the Policy). Fixed income security, CDS contracts, and IRS contracts valuations are then reviewed by DMC as part of its duties as each Fund’s valuation designee (Valuation Designee) and, to the extent required by the Policy and applicable regulation, fair valued consistent with the Policy. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations (CMOs), commercial mortgage securities, and US government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. An adjustment factor may be applied to the daily vendor provided price for certain security/ instrument types to arrive at a fair value for the applicable positions. The adjustment factor is determined by comparing the prices of trades with vendor prices over a time period deemed reasonable by DMC, calculating the weighted average differences, and using that difference to adjust vendor prices. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades, and values of the underlying reference instruments. Forward foreign currency exchange contracts are valued at the mean between the bid and the ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and the ask prices, which approximates fair value. Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the 1940 Act (Rule 2a-5). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees (Board) has designated DMC as the Valuation Designee for each Fund to perform the fair value determination relating to all applicable Fund investments. DMC has established a Pricing Committee to assist with its designated responsibilities as Valuation Designee, and DMC may carry out its designated responsibilities as Valuation Designee through the Pricing Committee and other teams and committees, which operate under policies and procedures approved by the Board and subject to the Board’s oversight. Fair value pricing may be used more frequently for securities traded primarily in non-US markets. The Funds may use fair value pricing relatively frequently for securities traded primarily in non-US markets. If a foreign (non-US) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the close of the NYSE, the security may be valued at fair value. With respect to foreign (non-US) equity securities, the Funds may determine the fair value of investments based on information provided by pricing vendors, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of US securities or securities indexes) that occur after the close of the relevant market and before the close of the NYSE. The Valuation Designee may utilize modeling tools provided by third-party vendors to determine fair values of non-US securities.
Federal and Foreign Income Taxes — No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Each Fund evaluates tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed each Fund’s tax positions taken or expected to be taken on each Fund’s federal income tax returns through the six months ended September 30, 2024, and for all open tax years (years ended March 31, 2021–March 31, 2024), and has concluded that no provision for federal income tax is required in each Fund’s financial statements. In regard to foreign taxes only, each Fund has open tax years in certain foreign countries in which it invests that may date back to the inception of each Fund. If applicable, each Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in “Other” on the “Statements of operations.” During the six months ended September 30, 2024, the Funds did not incur any interest or tax penalties.
As a result of several court cases, in certain countries across the European Union, certain Funds filed additional tax reclaims for previously withheld taxes on dividends earned in those countries (EU tax reclaims). Income recognized, if any, for EU reclaims is reflected as “Reclaim income“ on the “Statements of operations.” Any fees associated with these filings are included on the “Statements of operations” under “Audit and tax fees.” Related receivables, if any, are reflected as EU tax reclaims receivable in the “Statements of assets and liabilities.” Generally unless fund management believes that recovery amounts are collectible and free from significant contingencies, recoveries will not be reflected in a Fund's net asset value. EU tax reclaims and related interest entitlements recognized by a Fund, if any, reduce the amount of foreign taxes, if any, that a Fund may elect to pass-through to its shareholders from a US federal tax perspective. In certain circumstances and to the extent that EU tax reclaims recognized by a Fund were previously passed-through as a foreign tax credits to its US taxable shareholders, a Fund may enter into a closing agreement with the US Internal Revenue Service (the IRS). Doing so will enable a Fund to quantify and remit its tax liability related to any recoveries (on behalf of its shareholders). Based on current guidance from the IRS, it is expected that Delaware Ivy Global Growth Fund and Delaware Ivy International Core Equity Fund will enter into a closing agreement with the IRS. Accordingly, estimated charges to Delaware Ivy Global Growth Fund and Delaware Ivy International Core Equity Fund's closing agreement liability are presented as a reduction of “IRS compliance fee for foreign withholding tax claims (see Note 1)” in the “Statements of operations” and its estimated closing agreement liability is presented as “IRS compliance fee for foreign withholding tax claims (see Note 1)” in the “Statements of assets and liabilities.”

Notes to financial statements
Ivy Funds
1. Significant Accounting Policies (continued)
Class Accounting — Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class. Class R6 shares will not be allocated any expenses related to service fees, sub-accounting fees, and/or sub-transfer agency fees paid to brokers, dealers, or other financial intermediaries.
Underlying Funds — Each Fund may invest in other investment companies (Underlying Funds) to the extent permitted by the 1940 Act. The Underlying Funds in which each Fund may invest include ETFs. Each Fund will indirectly bear the investment management fees and other expenses of the Underlying Funds.
Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated daily into US dollars at the exchange rate of such currencies against the US dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. Each Fund generally bifurcates that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. That portion of realized gains (losses), attributable to changes in foreign exchange rates, is included on the “Statements of operations” under “Net realized gain (loss) on foreign currencies.” For foreign equity securities, the realized gains and losses are included on the “Statements of operations” under “Net realized gain (loss) on investments.” Each Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Derivative Financial Instruments — The Funds may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, forward foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Funds intend to use either derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk.
Segregation and Collateralization — In certain cases, based on requirements and agreements with certain exchanges and third-party broker-dealers, the Funds may deliver or receive collateral in connection with certain investments (e.g., futures contracts, forward foreign currency exchange contracts, options written, securities with extended settlement periods, and swaps). Certain countries require that cash reserves be held while investing in companies incorporated in that country. Cash collateral that has been pledged/received to cover obligations of the Funds under derivative contracts, if any, will be reported separately on the “Statements of assets and liabilities” as cash collateral due to/from broker. Securities collateral pledged for the same purpose, if any, is noted on the “Schedules of investments.”
Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other — Expenses directly attributable to a Fund are charged directly to that Fund. Other expenses common to various funds within the Delaware Funds by Macquarie® (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Income and capital gain distributions from any Underlying Funds in which each Fund invests are recorded on the ex-dividend date. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Premiums on callable debt securities are amortized to interest income to the earliest call date using the effective interest method. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. When a loan agreement is purchased, each Fund may pay an assignment fee. On an ongoing basis, each Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan agreement. Prepayment penalty fees are received upon the prepayment of a loan agreement by the borrower. Prepayment penalty, facility, commitment, consent, and amendment fees are recorded to income as earned or paid. Distributions received from investments in real estate investment trusts (REITs) are recorded as dividend income on the ex-dividend date, which are estimated, subject to reclassification upon notice of the character of such distributions by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Funds are aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends and interest have been recorded in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. Certain Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction's applicable laws, payment history and market convention. The “Statements of operations” include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes. Each Fund may pay foreign capital gains taxes on certain foreign securities held, which are reported as components of realized losses for financial reporting purposes, whereas such components are treated as ordinary loss for federal income tax purposes. Delaware Ivy High Income Fund declares daily and pays dividends monthly. Delaware Ivy Mid Cap Income Opportunities Fund and Delaware Ivy Smid Cap Core Fund declare and pay dividends quarterly. Delaware Ivy Core Equity Fund, Delaware Ivy Systematic Emerging Markets Equity Fund, Delaware Ivy Global Growth Fund, Delaware Ivy International Core Equity Fund, Delaware Ivy Large Cap Growth Fund, Delaware Ivy Mid Cap Growth Fund, and Delaware Ivy Small Cap Growth Fund declare and pay dividends annually. Each Fund declares and pays distributions from net realized gain on investments, if any, at least annually. Each Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.
Each Fund receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expenses paid under this arrangement are included on the “Statements of operations” under “Custodian fees” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended September 30, 2024, each Fund earned the following amounts under this arrangement:
Fund	Custody Credits
Delaware Ivy Core Equity Fund	$6,871
Delaware Ivy Global Bond Fund	7,490
Delaware Ivy Global Growth Fund	622
Delaware Ivy High Income Fund	16,732
Delaware Ivy International Core Equity Fund	4,371
Delaware Ivy Large Cap Growth Fund	33,439
Delaware Ivy Mid Cap Growth Fund	4,801
Delaware Ivy Mid Cap Income Opportunities Fund	377
Delaware Ivy Small Cap Growth Fund	294
Delaware Ivy Smid Cap Core Fund	7
Delaware Ivy Systematic Emerging Markets Equity Fund	—
Each Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended September 30, 2024, each Fund earned the following amounts under this arrangement:
Fund	Earnings Credits
Delaware Ivy Core Equity Fund	$1,781
Delaware Ivy Global Bond Fund	339
Delaware Ivy Global Growth Fund	958
Delaware Ivy High Income Fund	2,609
Delaware Ivy International Core Equity Fund	1,270
Delaware Ivy Large Cap Growth Fund	2,454
Delaware Ivy Mid Cap Growth Fund	5,079
Delaware Ivy Mid Cap Income Opportunities Fund	917
Delaware Ivy Small Cap Growth Fund	1,423
Delaware Ivy Smid Cap Core Fund	428
Delaware Ivy Systematic Emerging Markets Equity Fund	892

Notes to financial statements
Ivy Funds
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates
In accordance with the terms of its respective investment management agreement, each Fund pays DMC, a series of Macquarie Investment Management Business Trust (MIMBT) and the investment manager, an annual fee which is calculated daily and paid monthly based on each Fund's average daily net assets as follows:
Fund	Management Fee (annual rate as a percentage of average daily net assets)
Delaware Ivy Core Equity Fund	0.70% of net assets up to $1 billion;
0.65% of net assets over $1 billion and up to $2 billion;
0.60% of net assets over $2 billion and up to $3 billion;
0.55% of net assets over $3 billion and up to $5 billion;
0.525% of net assets over $5 billion and up to $6 billion;
0.50% of net assets over $6 billion and up to $10 billion;
0.49% of net assets over $10 billion.

Delaware Ivy Global Bond Fund	0.625% of net assets up to $500 million;
0.60% of net assets over $500 million and up to $1 billion;
0.55% of net assets over $1 billion and up to $1.5 billion;
0.50% of net assets over $1.5 billion and up to $5 billion;
0.49% of net assets over $5 billion and up to $10 billion;
0.48% of net assets over $10 billion.

Delaware Ivy Global Growth Fund	0.85% of net assets up to $1 billion;
0.83% of net assets over $1 billion and up to $2 billion;
0.80% of net assets over $2 billion and up to $3 billion;
0.70% of net assets over $3 billion and up to $5 billion;
0.695% of net assets over $5 billion and up to $10 billion;
0.69% of net assets over $10 billion.

Delaware Ivy High Income Fund	0.625% of net assets up to $500 million;
0.60% of net assets over $500 million and up to $1 billion;
0.55% of net assets over $1 billion and up to $1.5 billion;
0.50% of net assets over $1.5 billion and up to $10 billion;
0.49% of net assets over $10 billion and up to $20 billion;
0.48% of net assets over $20 billion.

Delaware Ivy International Core Equity Fund	0.85% of net assets up to $1 billion;
0.83% of net assets over $1 billion and up to $2 billion;
0.80% of net assets over $2 billion and up to $3 billion;
0.70% of net assets over $3 billion and up to $5 billion;
0.69% of net assets over $5 billion and up to $10 billion;
0.68% of net assets over $10 billion.

Delaware Ivy Large Cap Growth Fund	0.70% of net assets up to $1 billion;
0.65% of net assets over $1 billion and up to $2 billion;
0.60% of net assets over $2 billion and up to $3 billion;
0.55% of net assets over $3 billion and up to $5 billion;
0.545% of net assets over $5 billion and up to $10 billion;
0.54% of net assets over $10 billion.

Fund	Management Fee (annual rate as a percentage of average daily net assets)
Delaware Ivy Mid Cap Growth Fund	0.85% of net assets up to $1 billion;
0.83% of net assets over $1 billion and up to $2 billion;
0.80% of net assets over $2 billion and up to $3 billion;
0.76% of net assets over $3 billion and up to $5 billion;
0.73% of net assets over $5 billion and up to $10 billion;
0.70% of net assets over $10 billion and up to $15 billion;
0.67% of net assets over $15 billion.

Delaware Ivy Mid Cap Income Opportunities Fund	0.85% of net assets up to $1 billion;
0.83% of net assets over $1 billion and up to $2 billion;
0.80% of net assets over $2 billion and up to $3 billion;
0.76% of net assets over $3 billion and up to $5 billion;
0.73% of net assets over $5 billion and up to $10 billion;
0.70% of net assets over $10 billion and up to $15 billion;
0.67% of net assets over $15 billion.

Delaware Ivy Small Cap Growth Fund	0.85% of net assets up to $1 billion;
0.83% of net assets over $1 billion and up to $2 billion;
0.80% of net assets over $2 billion and up to $3 billion;
0.76% of net assets over $3 billion and up to $5 billion;
0.73% of net assets over $5 billion and up to $10 billion;
0.72% of net assets over $10 billion.

Delaware Ivy Smid Cap Core Fund	0.85% of net assets up to $1 billion;
0.83% of net assets over $1 billion and up to $2 billion;
0.80% of net assets over $2 billion and up to $3 billion;
0.76% of net assets over $3 billion and up to $5 billion;
0.73% of net assets over $5 billion and up to $10 billion;
0.72% of net assets over $10 billion.

Delaware Ivy Systematic Emerging Markets Equity Fund	1.00% of net assets up to $500 million;
0.85% of net assets over $500 million and up to $1 billion;
0.83% of net assets over $1 billion and up to $2 billion;
0.80% of net assets over $2 billion and up to $3 billion;
0.76% of net assets over $3 billion and up to $5 billion;
0.755% of net assets over $5 billion and up to $10 billion;
0.75% of net assets over $10 billion.

Notes to financial statements
Ivy Funds
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)
From July 31, 2024 (except as noted) through July 30, 2025, DMC has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any distribution and service (12b-1) fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), in order to prevent total annual fund operating expenses from exceeding the following percentages of each Fund’s average daily net assets. These waivers and reimbursements may only be terminated by agreement of DMC and the Funds. The waivers and reimbursements are accrued daily and received monthly.
Fund	Operating expense limitation as a percentage of average daily net assets for all share classes other than Class R6	Operating expense limitation as a percentage of average daily net assets for Class R6
Delaware Ivy Core Equity Fund	0.74%	0.67%
Delaware Ivy Global Bond Fund	0.70%	0.57%
Delaware Ivy Global Growth Fund	0.85%*	0.75%*
Delaware Ivy High Income Fund	0.63%**	0.54%**
Delaware Ivy International Core Equity Fund	0.77%***	0.65%***
Delaware Ivy Large Cap Growth Fund	0.64%	0.56%
Delaware Ivy Mid Cap Growth Fund	0.79%	0.68%
Delaware Ivy Mid Cap Income Opportunities Fund	0.83%	0.73%
Delaware Ivy Small Cap Growth Fund	0.88%	0.76%
Delaware Ivy Smid Cap Core Fund	0.89%	0.77%
Delaware Ivy Systematic Emerging Markets Equity Fund	0.80%	0.65%
* Effective July 26, 2024. From May 3, 2024 to July 25, 2024, these amounts for classes other than R6 and Class R6 were 0.91% and 0.81%, respectively.
** Effective April 26, 2024.
*** Effective May 3, 2024.
Prior to July 31, 2024 (except as noted), the expense limitations for each Fund were as follows:
Fund	Operating expense limitation as a percentage of average daily net assets for all share classes other than Class R6	Operating expense limitation as a percentage of average daily net assets for Class R6
Delaware Ivy Core Equity Fund	0.75%	0.67%
Delaware Ivy Global Bond Fund	0.71%	0.59%
Delaware Ivy Global Growth Fund	0.92%*	0.81%*
Delaware Ivy High Income Fund	0.72%**	0.63%**
Delaware Ivy International Core Equity Fund	0.79%***	0.67%***
Delaware Ivy Large Cap Growth Fund	0.64%	0.56%
Delaware Ivy Mid Cap Growth Fund	0.79%	0.69%
Delaware Ivy Mid Cap Income Opportunities Fund	0.83%	0.72%
Delaware Ivy Small Cap Growth Fund	0.89%	0.76%
Delaware Ivy Smid Cap Core Fund	0.89%	0.76%
Delaware Ivy Systematic Emerging Markets Equity Fund	0.80%	0.65%

* Prior to May 3, 2024.
** Prior to April 26, 2024.
*** Prior to May 3, 2024.
After consideration of class specific expenses, including 12b-1 fees, the class level operating expense limitation as a percentage of average daily net assets from July 31, 2024 (except as noted) through July 30, 2025, unless terminated by agreement of DMC and the Fund, is as follows:
	Operating expense limitation as a percentage of average daily net assets
Fund	Class A	Class C	Class I	Class R	Class R6	Class Y
Delaware Ivy Core Equity Fund	0.99%	1.74%	0.74%	1.24%	0.67%	0.99%
Delaware Ivy Global Bond Fund	0.95%	1.70%	0.70%	1.20%	0.57%	0.95%
Delaware Ivy Global Growth Fund	1.10%*	1.85%*	0.85%*	1.35%*	0.75%*	1.10%*
Delaware Ivy High Income Fund	0.88%**	1.63%**	0.63%**	1.13%**	0.54%**	0.88%**
Delaware Ivy International Core Equity Fund	1.02%***	1.77%***	0.77%***	1.27%***	0.65%***	1.02%***
Delaware Ivy Large Cap Growth Fund	0.89%	1.64%	0.64%	1.14%	0.56%	0.89%
Delaware Ivy Mid Cap Growth Fund	1.04%	1.79%	0.79%	1.29%	0.68%	1.04%
Delaware Ivy Mid Cap Income Opportunities Fund	1.08%	1.83%	0.83%	1.33%	0.73%	1.08%
Delaware Ivy Small Cap Growth Fund	1.13%	1.88%	0.88%	1.38%	0.76%	1.13%
Delaware Ivy Smid Cap Core Fund	1.14%	1.89%	0.89%	1.39%	0.77%	1.14%
Delaware Ivy Systematic Emerging Markets Equity Fund	1.05%	1.80%	0.80%	1.30%	0.65%	1.05%
* Effective July 26, 2024. From May 3, 2024 to July 25, 2024, these amounts for Class A, Class C, Class I, Class R, Class R6, and Class Y were 1.16%, 1.91%, 0.91%, 1.41%, 0.81%, and 1.16%, respectively.
** Effective April 26, 2024.
*** Effective May 3, 2024.
Prior to July 31, 2024 (except as noted), after consideration of class specific expenses, including 12b-1 fees, the class level operating expense limitation as a percentage of average daily net assets, is as follows:
	Operating expense limitation as a percentage of average daily net assets
Fund	Class A	Class C	Class I	Class R	Class R6	Class Y
Delaware Ivy Core Equity Fund	1.00%	1.75%	0.75%	1.25%	0.67%	1.00%
Delaware Ivy Global Bond Fund	0.96%	1.71%	0.71%	1.21%	0.59%	0.96%
Delaware Ivy Global Growth Fund	1.17%*	1.92%*	0.92%*	1.42%*	0.81%*	1.17%*
Delaware Ivy High Income Fund	0.97%**	1.72%**	0.72%**	1.22%**	0.63%**	0.97%**
Delaware Ivy International Core Equity Fund	1.04%***	1.79%***	0.79%***	1.29%***	0.67%***	1.04%***
Delaware Ivy Large Cap Growth Fund	0.89%	1.64%	0.64%	1.14%	0.56%	0.89%
Delaware Ivy Mid Cap Growth Fund	1.04%	1.79%	0.79%	1.29%	0.69%	1.04%
Delaware Ivy Mid Cap Income Opportunities Fund	1.08%	1.83%	0.83%	1.33%	0.72%	1.08%
Delaware Ivy Small Cap Growth Fund	1.14%	1.89%	0.89%	1.39%	0.76%	1.14%
Delaware Ivy Smid Cap Core Fund	1.14%	1.89%	0.89%	1.39%	0.76%	1.14%
Delaware Ivy Systematic Emerging Markets Equity Fund	1.05%	1.80%	0.80%	1.30%	0.65%	1.05%
* Prior to May 3, 2024.
** Prior to April 26, 2024.
*** Prior to May 3, 2024.
DMC has entered into sub-advisory agreements with the following entities on behalf of the Funds:
In connection with its management of Delaware Ivy Global Bond Fund, and Delaware Ivy High Income Fund, DMC may seek fixed income investment advice, recommendations, discretionary investment advice and trading from its affiliates Macquarie Investment Management Austria Kapitalanlage AG (MIMAK), Macquarie Investment Management Europe Limited (MIMEL), and Macquarie Investment Management Global Limited (MIMGL). DMC pays a sub-advisory fee to each of MIMAK, MIMEL and MIMGL based on the extent to which they provide services to the Funds.

Notes to financial statements
Ivy Funds
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)
In addition and with respect only to Delaware Ivy Systematic Emerging Markets Equity Fund, MIMGL is responsible for the day-to-day management of the Fund. DMC pays a sub-advisory fee to MIMGL for their services to the Fund.
MIMGL serves as sub-advisor to Delaware Ivy Core Equity Fund, Delaware Ivy Global Growth Fund, Delaware Ivy International Core Equity Fund, Delaware Ivy Large Cap Growth Fund, Delaware Ivy Mid Cap Growth Fund, Delaware Ivy Mid Cap Income Opportunities Fund, Delaware Ivy Small Cap Growth Fund, and Delaware Ivy Smid Cap Core Fund, executing security trades on behalf of DMC. DMC pays a sub-advisory fee to MIMGL for their services to the Funds.
Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to each Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rates: 0.0050% of the first $60 billion; 0.00475% of the next $30 billion; and 0.0015% of aggregate average daily net assets in excess of $90 billion (Total Fee). Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. These amounts are included on the “Statements of operations” under “Accounting and administration expenses.” For the six months ended September 30, 2024, each Fund paid for these services as follows:
Fund	Fees
Delaware Ivy Core Equity Fund	$86,441
Delaware Ivy Global Bond Fund	13,298
Delaware Ivy Global Growth Fund	19,490
Delaware Ivy High Income Fund	63,104
Delaware Ivy International Core Equity Fund	37,055
Delaware Ivy Large Cap Growth Fund	176,977
Delaware Ivy Mid Cap Growth Fund	146,123
Delaware Ivy Mid Cap Income Opportunities Fund	27,057
Delaware Ivy Small Cap Growth Fund	31,703
Delaware Ivy Smid Cap Core Fund	9,598
Delaware Ivy Systematic Emerging Markets Equity Fund	18,613
DIFSC is also the transfer agent and dividend disbursing agent of each Fund. For these services, DIFSC's fees are calculated daily and paid monthly, based on the aggregate daily net assets of the retail funds within the Delaware Funds at the following annual rates: 0.014% of the first $20 billion; 0.011% of the next $5 billion; 0.007% of the next $5 billion; 0.004% of the next $20 billion; 0.002% of the next $25 billion; and 0.0015% of average daily net assets in excess of $75 billion. The fees payable to DIFSC under the shareholder services agreement described above are allocated among all retail funds in the Delaware Funds on a relative NAV basis. These amounts are included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended September 30, 2024, each Fund paid for these services as follows:
Fund	Fees
Delaware Ivy Core Equity Fund	$120,947
Delaware Ivy Global Bond Fund	16,175
Delaware Ivy Global Growth Fund	25,012
Delaware Ivy High Income Fund	87,493
Delaware Ivy International Core Equity Fund	50,180
Delaware Ivy Large Cap Growth Fund	250,476
Delaware Ivy Mid Cap Growth Fund	206,387
Delaware Ivy Mid Cap Income Opportunities Fund	35,891
Delaware Ivy Small Cap Growth Fund	42,545
Delaware Ivy Smid Cap Core Fund	10,876
Delaware Ivy Systematic Emerging Markets Equity Fund	23,794

Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYIS), BNYIS provides certain sub-transfer agency services to the Funds. Sub-transfer agency fees are paid by the Funds and are also included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees are calculated daily and paid as invoices on a monthly or quarterly basis.
Pursuant to a distribution agreement and distribution plan, each Fund pays DDLP, the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.25%, 1.00%, 0.50%, and 0.25% of the average daily net assets of the Class A, Class C, Class R, and Class Y shares, respectively. Certain shares in accounts that established positions in Class A shares of Delaware Ivy Global Growth Fund prior to January 1, 1992 are not subject to an ongoing 12b-1 fee. This arrangement may result in a 12b-1 fee rate that is lower than 0.25% of the net assets attributable to outstanding Class A shares of the Fund, and leads to a current blended rate of 0.24% of the average daily net assets. The fees are calculated daily and paid monthly. Class I and Class R6 shares do not pay 12b-1 fees.
As provided in the investment management agreement, each Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal and regulatory reporting services to the Funds. These amounts are included on the “Statements of operations” under “Legal fees.” For the six months ended September 30, 2024, each Fund paid for internal legal and regulatory reporting services provided by DMC and/or its affiliates’ employees as follows:
Fund	Fees
Delaware Ivy Core Equity Fund	$50,167
Delaware Ivy Global Bond Fund	8,694
Delaware Ivy Global Growth Fund	11,390
Delaware Ivy High Income Fund	48,405
Delaware Ivy International Core Equity Fund	25,587
Delaware Ivy Large Cap Growth Fund	124,231
Delaware Ivy Mid Cap Growth Fund	113,322
Delaware Ivy Mid Cap Income Opportunities Fund	18,189
Delaware Ivy Small Cap Growth Fund	26,304
Delaware Ivy Smid Cap Core Fund	4,497
Delaware Ivy Systematic Emerging Markets Equity Fund	10,569
For the six months ended September 30, 2024, DDLP earned commissions on sales of Class A shares for each Fund as follows:
Fund	Class A
Delaware Ivy Core Equity Fund	$68,790
Delaware Ivy Global Bond Fund	2,611
Delaware Ivy Global Growth Fund	11,085
Delaware Ivy High Income Fund	37,466
Delaware Ivy International Core Equity Fund	10,121
Delaware Ivy Large Cap Growth Fund	116,790
Delaware Ivy Mid Cap Growth Fund	51,083
Delaware Ivy Mid Cap Income Opportunities Fund	7,341
Delaware Ivy Small Cap Growth Fund	25,422
Delaware Ivy Smid Cap Core Fund	4,661
Delaware Ivy Systematic Emerging Markets Equity Fund	5,719

Notes to financial statements
Ivy Funds
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)
For the six months ended September 30, 2024, DDLP received gross CDSC commissions on redemptions of each Fund’s Class A and Class C shares, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares. The amounts received were as follows:
Fund	Class A	Class C
Delaware Ivy Core Equity Fund	$3,804	$1,024
Delaware Ivy Global Bond Fund	802	62
Delaware Ivy Global Growth Fund	142	43
Delaware Ivy High Income Fund	1,327	2,378
Delaware Ivy International Core Equity Fund	348	652
Delaware Ivy Large Cap Growth Fund	3,423	4,510
Delaware Ivy Mid Cap Growth Fund	2,617	2,919
Delaware Ivy Mid Cap Income Opportunities Fund	21	1,588
Delaware Ivy Small Cap Growth Fund	1,061	660
Delaware Ivy Smid Cap Core Fund	463	190
Delaware Ivy Systematic Emerging Markets Equity Fund	315	423
Trustees’ fees include expenses accrued by each Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Funds.
In addition to the management fees and other expenses of a Fund, a Fund indirectly bears the investment management fees and other expenses of any Underlying Funds, including ETFs, in which it invests. The amount of these fees and expenses incurred indirectly by a Fund will vary based upon the expense and fee levels of any Underlying Funds and the number of shares that are owned of any Underlying Funds at different times.
During the six months ended September 30, 2024, DMC reimbursed Delaware Ivy High Income Fund $208,594 and Delaware Ivy International Core Equity Fund $1,025 for a trade error. These amounts are included in “Net increase from payment by affiliates” in the “Statements of operations.” Payment by affiliates had no impact on total return.

A summary of the transactions in affiliated companies during the six months ended September 30, 2024 was as follows:
	Value, beginning of period	Gross additions	Gross reductions	Net realized gain (loss) on affiliated investments	Net change in unrealized appreciation (depreciation) on affiliated investments	Value, end of period	Shares	Interest Income
Delaware Ivy High Income Fund
Common Stocks—1.96%
BIS Industries Holdings
	$—	$—	$—	$—	$—	$—	19,682,813	$—
Foresight Energy
	20,694,501	—	—	—	(4,659,615)	16,034,886	1,117,414	—
Larchmont Resources
	214,011	—	—	—	46,213	260,224	18,338	—
Maritime Finance
	600,075	—	—	—	(34,854)	565,221	1,750,000	—
New Cotai
	20,707,528	—	—	—	1,262,068	21,969,596	20,316,462	—
True Religion Apparel
	12,513,477	—	—	—	2,582,606	15,096,083	395	—
	54,729,592	—	—	—	(803,582)	53,926,010		—
Preferred Stock—0.07%
True Religion Apparel
	2,050,430	—	—	—	—	2,050,430	410	—
Convertible Bond—2.43%
New Cotai PIK
	60,940,343	934,559	—	—	5,090,057	66,964,959	24,770,433	714,836
Loan Agreements—0.25%
Foresight Energy Operating Tranche A
	7,270,080	—	(47,089)[1]	—	(333,740)	6,889,251	7,447,839	—
Total	$124,990,445	$934,559	$(47,089)	$—	$3,952,735	$129,830,650		$714,836
[1]	The amount shown included return of capital.
MIMBT, of which DMC is a series, entered into a settlement agreement on September 19, 2024 with the US Securities and Exchange Commission (SEC) consenting to an order (Settlement Order) relating to a legacy investment strategy, the Absolute Return Mortgage-Backed Securities Strategy (ARMBS Strategy). MIMBT no longer offers the ARMBS Strategy. MIMBT agreed to the Settlement Order without admitting or denying the SEC's findings. The Settlement Order does not impact MIMBT's ability to continue to provide services to the Funds.

Notes to financial statements
Ivy Funds
3. Investments
For the six months ended September 30, 2024, each Fund made purchases and sales of investment securities other than short-term investments as follows:
Fund	Purchases other than US government securities	Purchases of US government securities	Sales other than US government securities	Sales of US government securities
Delaware Ivy Core Equity Fund	$366,988,721	$—	$683,444,322	$—
Delaware Ivy Global Bond Fund	363,109,395	178,886,385	317,614,789	220,094,222
Delaware Ivy Global Growth Fund	257,771,146	—	329,558,399	—
Delaware Ivy High Income Fund	812,221,676	—	863,704,806	—
Delaware Ivy International Core Equity Fund	611,700,555	—	668,287,884	—
Delaware Ivy Large Cap Growth Fund	616,583,194	—	575,645,213	—
Delaware Ivy Mid Cap Growth Fund	1,208,398,006	—	1,831,214,244	—
Delaware Ivy Mid Cap Income Opportunities Fund	162,374,467	—	248,996,548	—
Delaware Ivy Small Cap Growth Fund	439,107,369	—	624,422,062	—
Delaware Ivy Smid Cap Core Fund	25,961,731	—	29,979,368	—
Delaware Ivy Systematic Emerging Markets Equity Fund	127,353,407	—	213,193,495	—
At September 30, 2024, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2024, the cost and unrealized appreciation (depreciation) of investments and derivatives for each Fund were as follows:
Fund	Cost of investments and derivatives	Aggregate unrealized appreciation of investments and derivatives	Aggregate unrealized depreciation of investments and derivatives	Net unrealized appreciation (depreciation) of investments and derivatives
Delaware Ivy Core Equity Fund	$1,954,432,063	$1,936,810,289	$(3,501,246)	$1,933,309,043
Delaware Ivy Global Bond Fund	487,135,548	22,273,463	(8,572,183)	13,701,280
Delaware Ivy Global Growth Fund	680,219,522	286,128,046	(7,480,031)	278,648,015
Delaware Ivy High Income Fund	2,978,097,410	292,507,528	(488,134,492)	(195,626,964)
Delaware Ivy International Core Equity Fund	1,305,290,216	380,450,839	(64,037,783)	316,413,056
Delaware Ivy Large Cap Growth Fund	3,521,332,080	4,865,282,125	(4,632,012)	4,860,650,113
Delaware Ivy Mid Cap Growth Fund	5,270,566,793	1,781,078,668	(372,245,445)	1,408,833,223
Delaware Ivy Mid Cap Income Opportunities Fund	768,178,124	381,640,135	(10,402,792)	371,237,343
Delaware Ivy Small Cap Growth Fund	993,791,743	342,995,104	(30,917,678)	312,077,426
Delaware Ivy Smid Cap Core Fund	272,460,852	95,163,692	(13,797,167)	81,366,525
Delaware Ivy Systematic Emerging Markets Equity Fund	558,130,983	216,919,192	(30,868,758)	186,050,434

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. At March 31, 2024, certain Funds had capital loss carryforwards available to offset future realized capital gains as follows:
	Loss carryforward character
	Short-term	Long-term	Total
Delaware Ivy Global Bond Fund	$ 56,681,406	$46,946,752	$ 103,628,158
Delaware Ivy High Income Fund	243,659,795	1,422,287,852	1,665,947,647
Delaware Ivy International Core Equity Fund	56,252,416	—	56,252,416
Delaware Ivy Smid Cap Core Fund	5,395,859	—	5,395,859
Delaware Ivy Systematic Emerging Markets Equity Fund	34,543,679	—	34,543,679
US GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. Each Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:
Level 1  − Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)
Level 2  − Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, forward foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)
Level 3  − Significant unobservable inputs, including each Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)
Level 3 investments are valued using significant unobservable inputs. Each Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following tables summarize the valuation of each Fund’s investments by fair value hierarchy levels as of September 30, 2024:
Delaware Ivy Core Equity Fund
Level 1
Securities
Assets:
Common Stocks	$3,783,047,302
Short-Term Investments	104,693,804
Total Value of Securities	$3,887,741,106

Notes to financial statements
Ivy Funds
3. Investments (continued)
	Delaware Ivy Global Bond Fund
	Level 1	Level 2	Total
Securities
Assets:
Agency Mortgage-Backed Securities	$—	$38,621,047	$38,621,047
Corporate Bonds	—	207,950,682	207,950,682
Government Agency Obligations	—	9,386,015	9,386,015
Sovereign Bonds	—	164,140,324	164,140,324
Supranational Banks	—	6,465,953	6,465,953
US Treasury Obligations	—	63,282,820	63,282,820
Short-Term Investments	11,829,148	—	11,829,148
Total Value of Securities Before Options Written	$11,829,148	$489,846,841	$501,675,989

Liabilities:
Options Written	$(38,391)	$—	$(38,391)

Derivatives[1]
Assets:
Centrally Cleared Interest Rate Swap Contracts	$—	$2,272,164	$2,272,164
Forward Foreign Currency Exchange Contracts	—	11,036	11,036
Futures Contracts	1,559,261	—	1,559,261

Liabilities:
Centrally Cleared Interest Rate Swap Contracts	$—	$(1,040,812)	$(1,040,812)
Forward Foreign Currency Exchange Contracts	—	(2,686,193)	(2,686,193)
Futures Contracts	(727,573)	—	(727,573)
Over-The-Counter Credit Default Swap Contracts	—	(188,653)	(188,653)

[1]Forward foreign currency exchange contracts, futures contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument at the period end.
Delaware Ivy Global Growth Fund
Level 1
Securities
Assets:
Common Stocks	$939,815,227
Preferred Stock	5,760,786
Short-Term Investments	13,291,524
Total Value of Securities	$958,867,537

	Delaware Ivy High Income Fund
	Level 1	Level 2	Level 3	Total
Securities
Assets:
Collateralized Debt Obligations	$—	$42,301,616	$—	$42,301,616
Common Stocks
Basic Industry	—	—	16,042,303[1]	16,042,303
Consumer Goods	—	—	—[1]	—
Energy	—	—	571,892	571,892
Financial Services	—	—	21,969,596	21,969,596
Leisure	42,702,248	—	—	42,702,248
Retail	—	—	15,096,083	15,096,083
Utilities	—	—	260,224	260,224
Convertible Bond	—	—	66,964,959	66,964,959
Corporate Bonds	—	2,313,439,359	—	2,313,439,359
Loan Agreements	—	254,246,250	—	254,246,250
Preferred Stock	—	—	2,050,430	2,050,430
Short-Term Investments	6,825,486	—	—	6,825,486
Total Value of Securities	$49,527,734	$2,609,987,225	$122,955,487	$2,782,470,446
[1]The security that has been valued at zero on the “Schedules of investments” is considered to be a Level 3 investment in this table.
Delaware Ivy International Core Equity Fund
Level 1
Securities
Assets:
Common Stocks	$1,597,295,975
Short-Term Investments	24,407,297
Total Value of Securities	$1,621,703,272
Delaware Ivy Large Cap Growth Fund
Level 1
Securities
Assets:
Common Stocks	$8,381,982,193
Delaware Ivy Mid Cap Growth Fund
Level 1
Securities
Assets:
Common Stocks	$6,641,236,528

Notes to financial statements
Ivy Funds
3. Investments (continued)
Delaware Ivy Mid Cap Growth Fund
Level 1
Short-Term Investments	$38,163,488
Total Value of Securities	$6,679,400,016
Delaware Ivy Mid Cap Income Opportunities Fund
Level 1
Securities
Assets:
Common Stocks	$1,114,309,335
Short-Term Investments	25,106,132
Total Value of Securities	$1,139,415,467
Delaware Ivy Small Cap Growth Fund
Level 1
Securities
Assets:
Common Stocks	$1,303,511,221
Short-Term Investments	2,357,948
Total Value of Securities	$1,305,869,169
	Delaware Ivy Smid Cap Core Fund
	Level 1	Level 3	Total
Securities
Assets:
Common Stocks
Basic Materials	$25,581,077	$—	$25,581,077
Business Services	18,224,118	—	18,224,118
Capital Goods	41,978,698	—	41,978,698
Consumer Discretionary	15,081,451	—	15,081,451
Consumer Services	9,579,276	—	9,579,276
Consumer Staples	10,574,483	—	10,574,483
Credit Cyclicals	13,099,683	—	13,099,683
Energy	17,155,811	—	17,155,811
Finance	51,164,724	—	51,164,724
Healthcare	46,541,020	—[1]	46,541,020
Media	6,105,656	—	6,105,656
Real Estate Investment Trusts	26,514,275	—	26,514,275
Technology	48,981,048	—	48,981,048

	Delaware Ivy Smid Cap Core Fund
	Level 1	Level 3	Total
Transportation	$12,868,200	$—	$12,868,200
Utilities	5,809,268	—	5,809,268
Short-Term Investments	4,568,589	—	4,568,589
Total Value of Securities	$353,827,377	$—	$353,827,377
[1]The security that has been valued at zero on the “Schedules of investments” is considered to be a Level 3 investment in this table.
	Delaware Ivy Systematic Emerging Markets Equity Fund
	Level 1	Level 3	Total
Securities
Assets:
Common Stocks
Communication Services	$78,600,680	$—	$78,600,680
Consumer Discretionary	117,591,220	—	117,591,220
Consumer Staples	36,576,625	—[1]	36,576,625
Energy	52,986,114	—[1,2]	52,986,114
Financials	157,135,741	—[1]	157,135,741
Healthcare	13,459,640	—	13,459,640
Industrials	40,810,464	—	40,810,464
Information Technology	210,016,231	—	210,016,231
Materials	11,669,562	—	11,669,562
Real Estate	761,042	—[2]	761,042
Utilities	4,229,467	—	4,229,467
Preferred Stock	13,831,918	—	13,831,918
Short-Term Investments	6,512,713	—	6,512,713
Total Value of Securities	$744,181,417	$—	$744,181,417
[1]The security that has been valued at zero on the “Consolidated schedules of investments” is considered to be a Level 3 investment in this table.
[2]The value represents valuations of Russian security for which Management has determined include significant unobservable inputs as of September 30, 2024.
During the six months ended September 30, 2024, there were no transfers into or out of Level 3 investments. Each Fund's policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting period.
A reconciliation of Level 3 investments is presented when a Fund has a significant amount of Level 3 investments at the beginning or end of the period in relation to that Fund’s net assets. Management has determined not to provide a reconciliation of Level 3 investments as the Level 3 investments were not considered significant to Delaware Ivy Smid Cap Core Fund and Delaware Ivy Systematic Emerging Markets Equity Fund’s net assets at the beginning or end of the period. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments were not considered significant to Delaware Ivy Smid Cap Core Fund and Delaware Ivy Systematic Emerging Markets Equity Fund’s net assets at the end of the period. As of September 30, 2024, Delaware Ivy Core Equity Fund, Delaware Ivy Global Bond Fund, Delaware Ivy Global Growth Fund, Delaware Ivy International Core Equity Fund, Delaware Ivy Large Cap Growth Fund, Delaware Ivy Mid Cap Growth Fund, Delaware Ivy Mid Cap Income Opportunities Fund, and Delaware Ivy Small Cap Growth Fund had no level 3 investments.

Notes to financial statements
Ivy Funds
3. Investments (continued)
The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value for Delaware Ivy High Income Fund:
	Corporate Bonds	Common Stocks	Preferred Stock	Total
Balance as of 3/31/24	$60,940,343	$54,743,679	$2,050,430	$117,734,452
Corporate actions	845,727	—	—	845,727
Amortization	88,833	—	—	88,833
Net change in unrealized appreciation (depreciation)	5,090,056	(803,581)	—	4,286,475
Balance as of 9/30/24	$66,964,959	$53,940,098	$2,050,430	$122,955,487
Net change in unrealized appreciation (depreciation) from Level 3 investments still held as of 9/30/24	$5,090,056	$(803,581)	$—	$4,286,475
When market quotations are not readily available for one or more portfolio securities, the Fund's NAV shall be calculated by using the “fair value” of the securities as determined by the Pricing Committee. Such “fair value” is the amount that the Fund might reasonably expect to receive for the security (or asset) upon its current sale. Each such determination should be based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the size of the holding, (iii) the initial cost of the security, (iv) the existence of any contractual restrictions of the security’s disposition, (v) the price and extent of public trading in similar securities of the issuer or of comparable companies, (vi) quotations or evaluated prices from broker/dealers and/or pricing services, (vii) information obtained from the issuer, analysts, and/or appropriate stock exchange (for exchange-traded securities), (viii) an analysis of the company’s financial statements, and (ix) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The Pricing Committee, or its delegate, employs various methods for calibrating these valuation approaches, including due diligence of the Fund’s pricing vendors and periodic back-testing of the prices that are fair valued under these procedures and reviews of any market related activity. The pricing of all securities fair valued by the Pricing Committee is subsequently reported to and approved by the Board on a quarterly basis.
A significant change to the inputs may result in a significant change to the valuation. Quantitative information about Level 3 fair value measurements for Delaware Ivy High Income Fund is as follows:

Assets	Value	Valuation Techniques	Unobservable Inputs	Input Value	Weighted Average of Unobservable Inputs based on Fair Value
Common Stocks	$260,224	Liquidation approach	Liquidity discount	10%	N/A
Common Stocks	21,969,596	Market approach	Control premium	20%	N/A
Common Stocks	31,130,969	Market approach	EV/Revenue multiple EV/EBITDA multiple	0.42x-0.95x 4.31x-6.32x	0.87x 4.60x
Common Stocks	565,221	Market approach	Sum of parts (Adjusted book value)	N/A	N/A
Common Stocks	6,671	Net asset value / liquidation	Adjusted net asset value	$14.1 million	N/A
Convertible Bond	66,964,959	Market approach	Control premium	20%	N/A
Preferred Stock	2,050,430	Market approach	EV/Revenue multiple EV/EBITDA multiple	0.42x 6.32x	N/A
Level 3 securities with a total value of $7,417 have been valued using third party pricing information without adjustment and are excluded from the table above.

4. Capital Shares
Transactions in capital shares were as follows:
	Delaware Ivy Core Equity Fund		Delaware Ivy Global Bond Fund		Delaware Ivy Global Growth Fund
	Six months ended	Year ended	Six months ended	Year ended	Six months ended	Year ended
	9/30/24	3/31/24	9/30/24	3/31/24	9/30/24	3/31/24
Shares sold:
Class A	2,249,838	4,618,905	573,437	952,264	232,972	399,382
Class C	251,760	328,467	12,266	42,553	12,847	13,482
Class I	5,836,246	6,348,871	4,313,905	10,793,272	494,500	787,848
Class R	73	615	83,341	15,720	1,072	511
Class R6	424,267	1,342,371	3,430,210	6,170,536	17,031	351,120
Class Y	41,968	149,018	17,711	68,144	1,431	7,827

Shares from reorganization:[1]
Class A	—	—	584,984	—	9,904,101	—
Class C	—	—	20,015	—	82,030	—
Class I	—	—	1,925,479	—	2,057,656	—
Class R	—	—	—	—	7,348	—
Class R6	—	—	4,550	—	38,335	—
Class Y	—	—	—	—	32,857	—

Shares issued upon reinvestment of dividends and distributions:
Class A	—	19,372,670	171,212	385,638	—	602,684
Class C	—	233,844	2,286	5,725	—	10,789
Class I	—	3,616,051	417,865	771,548	—	289,638
Class R	—	931	1,523	996	—	1,422
Class R6	—	316,814	356,036	672,010	—	4,838
Class Y	—	151,484	3,335	7,508	—	3,122
	8,804,152	36,480,041	11,918,155	19,885,914	12,882,180	2,472,663

Shares redeemed:
Class A	(14,178,953)	(32,870,315)	(1,368,244)	(3,040,969)	(1,356,507)	(2,371,970)
Class C	(292,218)	(651,031)	(56,821)	(153,562)	(27,436)	(38,959)
Class I	(6,385,129)	(15,798,253)	(6,673,593)	(8,266,748)	(1,412,026)	(2,594,218)
Class R	(175)	(7,976)	(20,395)	(7,563)	(3,175)	(4,061)
Class R6	(413,482)	(1,055,599)	(1,857,294)	(2,711,717)	(27,503)	(50,040)
Class Y	(190,910)	(244,028)	(36,118)	(63,829)	(4,183)	(7,859)
	(21,460,867)	(50,627,202)	(10,012,465)	(14,244,388)	(2,830,830)	(5,067,107)
Net increase (decrease)	(12,656,715)	(14,147,161)	1,905,690	5,641,526	10,051,350	(2,594,444)

Notes to financial statements
Ivy Funds
4. Capital Shares (continued)
	Delaware Ivy High Income Fund		Delaware Ivy International Core Equity Fund		Delaware Ivy Large Cap Growth Fund
	Six months ended	Year ended	Six months ended	Year ended	Six months ended	Year ended
	9/30/24	3/31/24	9/30/24	3/31/24	9/30/24	3/31/24
Shares sold:
Class A	6,031,762	15,705,268	792,113	1,778,021	3,079,758	5,731,399
Class C	611,378	1,623,841	20,411	106,988	230,174	927,521
Class I	20,208,347	45,776,972	3,809,098	6,539,054	24,838,435	35,747,035
Class R	213,832	265,948	54,374	82,605	110,473	812,035
Class R6	1,771,599	2,671,246	1,994,004	2,583,610	837,547	4,325,811
Class Y	1,355,147	4,370,920	150,208	331,181	236,840	387,095

Shares from reorganization:[1]
Class A	50,917,870	—	8,196,383	—	20,383,763	—
Class C	393,307	—	148,964	—	183,650	—
Class I	15,494,063	—	6,027,488	—	2,481,780	—
Class R	363,928	—	60,957	—	25,317	—
Class R6	8,707,578	—	136,975	—	—	—
Class Y	—	—	22,062	—	—	—

Shares issued upon reinvestment of dividends and distributions:
Class A	6,763,309	13,665,816	—	348,815	—	2,450,339
Class C	491,465	1,380,473	—	23,247	—	120,396
Class I	5,884,759	12,861,237	—	918,553	—	3,000,727
Class R	173,513	393,808	—	46,130	—	38,360
Class R6	501,251	637,836	—	345,646	—	188,121
Class Y	268,394	717,805	—	50,833	—	28,365
	120,151,502	100,071,170	21,413,037	13,154,683	52,407,737	53,757,204

Shares redeemed:
Class A	(26,119,523)	(50,704,568)	(1,919,672)	(2,953,227)	(7,444,935)	(15,166,880)
Class C	(3,586,192)	(8,732,708)	(257,999)	(866,781)	(471,021)	(853,507)
Class I	(31,036,344)	(68,444,869)	(5,369,899)	(12,776,814)	(17,164,468)	(31,010,207)
Class R	(460,596)	(1,117,737)	(178,968)	(410,956)	(183,503)	(167,584)
Class R6	(2,738,910)	(4,740,568)	(2,934,271)	(4,196,054)	(1,435,382)	(2,546,655)
Class Y	(2,389,013)	(7,533,038)	(310,404)	(713,811)	(74,838)	(406,855)
	(66,330,578)	(141,273,488)	(10,971,213)	(21,917,643)	(26,774,147)	(50,151,688)
Net increase (decrease)	53,820,924	(41,202,318)	10,441,824	(8,762,960)	25,633,590	3,605,516

	Delaware Ivy Mid Cap Growth Fund		Delaware Ivy Mid Cap Income Opportunities Fund		Delaware Ivy Small Cap Growth Fund
	Six months ended	Year ended	Six months ended	Year ended	Six months ended	Year ended
	9/30/24	3/31/24	9/30/24	3/31/24	9/30/24	3/31/24
Shares sold:
Class A	1,167,611	3,853,493	257,874	615,484	903,471	2,619,833
Class C	178,866	432,653	19,480	64,574	105,330	205,904
Class I	9,146,698	20,650,986	3,293,791	9,403,939	2,548,871	5,285,925
Class R	118,206	353,202	36,403	659,487	128,672	335,919
Class R6	3,840,190	12,847,432	367,629	1,130,445	474,134	2,037,627
Class Y	636,992	1,205,789	23,510	250,217	88,691	392,923

Shares from reorganization:[1]
Class A	24,121,871	—	—	—	1,624,592	—
Class C	1,737,673	—	—	—	636,743	—
Class I	11,473,739	—	—	—	3,106,920	—
Class R	305,604	—	—	—	128,838	—
Class R6	1,159,373	—	—	—	—	—

Shares issued upon reinvestment of dividends and distributions:
Class A	—	3,863,763	55,109	479,882	—	2,613,631
Class C	—	337,475	2,656	48,091	—	231,085
Class I	—	5,624,465	330,683	2,564,914	—	754,848
Class R	—	165,346	3,525	29,577	—	205,596
Class R6	—	2,318,269	38,425	267,127	—	245,182
Class Y	—	500,143	4,598	39,240	—	99,864
	53,886,823	52,153,016	4,433,683	15,552,977	9,746,262	15,028,337

Shares redeemed:
Class A	(7,213,437)	(13,258,007)	(864,515)	(2,646,023)	(5,609,237)	(13,754,232)
Class C	(936,537)	(1,282,570)	(165,049)	(334,919)	(479,773)	(1,159,017)
Class I	(20,554,850)	(29,124,818)	(6,938,704)	(25,691,849)	(5,921,838)	(13,722,907)
Class R	(318,471)	(837,471)	(104,337)	(86,889)	(341,963)	(766,891)
Class R6	(6,826,177)	(10,671,599)	(737,047)	(1,681,502)	(2,617,039)	(2,445,309)
Class Y	(1,232,799)	(2,206,360)	(119,583)	(208,109)	(271,504)	(2,950,795)
	(37,082,271)	(57,380,825)	(8,929,235)	(30,649,291)	(15,241,354)	(34,799,151)
Net increase (decrease)	16,804,552	(5,227,809)	(4,495,552)	(15,096,314)	(5,495,092)	(19,770,814)

Notes to financial statements
Ivy Funds
4. Capital Shares (continued)
	Delaware Ivy Smid Cap Core Fund		Delaware Ivy Systematic Emerging Markets Equity Fund
	Six months ended	Year ended	Six months ended	Year ended
	9/30/24	3/31/24	9/30/24	3/31/24
Shares sold:
Class A	265,531	820,792	359,193	751,326
Class C	40,823	96,067	56,699	53,843
Class I	1,714,958	1,369,882	1,716,166	3,900,466
Class R	92,269	208,225	34,183	56,410
Class R6	116,618	363,227	546,988	1,182,942
Class Y	16,358	53,236	114,128	404,902

Shares issued upon reinvestment of dividends and distributions:
Class A	13,398	58,992	—	288,725
Class C	735	6,837	—	40,304
Class I	18,026	63,216	—	773,725
Class R	1,222	8,139	—	9,875
Class R6	5,620	19,271	—	229,152
Class Y	421	2,144	—	44,926
	2,285,979	3,070,028	2,827,357	7,736,596

Shares redeemed:
Class A	(770,550)	(2,031,718)	(1,145,497)	(2,845,770)
Class C	(139,262)	(392,729)	(220,083)	(620,635)
Class I	(1,404,114)	(4,026,804)	(4,274,519)	(11,742,505)
Class R	(137,487)	(252,861)	(41,056)	(98,730)
Class R6	(255,735)	(758,487)	(1,610,403)	(3,185,553)
Class Y	(32,384)	(92,569)	(207,129)	(584,309)
	(2,739,532)	(7,555,168)	(7,498,687)	(19,077,502)
Net decrease	(453,553)	(4,485,140)	(4,671,330)	(11,340,906)
[1]	See Note 5.
Certain shareholders may exchange shares of one class for shares of another class in the same Fund. These exchange transactions are included in shares sold and shares redeemed in the tables above and on the previous pages and on the “Statements of changes in net assets.” For the six months ended September 30, 2024 and the year ended March 31, 2024, each Fund had the following exchange transactions:
	Six months ended September 30, 2024			Year ended March 31, 2024
	Exchange Redemptions	Exchange Subscriptions	Value	Exchange Redemptions	Exchange Subscriptions	Value
Delaware Ivy Core Equity Fund			$2,803,010			$2,749,709
Class A	145,640	12,431		98,168	78,449
Class C	17,266	—		50,013	—
Class I	—	106,539		34,447	76,907
Class R6	—	11,689		—	4,139

	Six months ended September 30, 2024			Year ended March 31, 2024
	Exchange Redemptions	Exchange Subscriptions	Value	Exchange Redemptions	Exchange Subscriptions	Value
Delaware Ivy Global Bond Fund			$44,530			$173,461
Class A	2,011	2,855		3,960	15,493
Class C	2,859	—		3,227	—
Class I	—	2,014		12,270	3,965
Delaware Ivy Global Growth Fund			$344,404			$397,391
Class A	5,569	3,871		5,730	7,282
Class C	3,446	—		3,785	—
Class I	1,408	5,270		4,716	5,440
Class Y	—	376		—	—
Delaware Ivy High Income Fund			$3,887,904			$2,601,988
Class A	402,286	98,640		77,141	285,761
Class C	96,630	—		147,907	—
Class I	11,151	541,090		170,091	147,151
Class R6	126,422	1,418		—	9,352
Class Y	—	—		46,828	—
Delaware Ivy International Core Equity Fund			$582,504			$1,437,039
Class A	8,167	7,785		18,962	22,272
Class C	12,913	—		30,730	—
Class I	5,653	16,963		8,002	45,787
Class R6	—	2,832		—	5,363
Class Y	1,216	—		20,029	—
Delaware Ivy Large Cap Growth Fund			$4,526,506			$4,833,422
Class A	111,643	20,259		85,424	54,213
Class C	20,967	—		40,953	—
Class I	6,553	89,353		49,412	72,905
Class R6	—	13,057		—	32,990
Class Y	—	—		2,705	—
Delaware Ivy Mid Cap Growth Fund			$1,714,224			$2,454,988
Class A	42,969	14,114		57,671	31,631
Class C	17,501	—		23,946	—
Class I	4,972	42,184		14,693	54,141
Class R6	—	1,199		84	1,475
Class Y	1,225	—		3,100	—
Delaware Ivy Mid Cap Income Opportunities Fund			$2,535,967			$2,113,300
Class A	62,687	26,704		117,372	959
Class C	26,825	—		1,508	—
Class I	—	106,281		1,670	54,040
Class R6	—	—		173	1,669
Class Y	43,388	—		—	63,611
Delaware Ivy Small Cap Growth Fund			$1,080,119			$1,411,096
Class A	76,992	4,172		75,469	16,375
Class C	11,527	—		31,380	—
Class I	94	21,984		4,175	57,434
Class R6	—	24,265		—	4,015
Class Y	—	—		13,132	—
Delaware Ivy Smid Cap Core Fund			$196,526			$396,726
Class A	5,484	3,204		5,296	4,777
Class C	8,614	—		25,761	—
Class I	622	7,966		2,655	19,442

Notes to financial statements
Ivy Funds
4. Capital Shares (continued)
	Six months ended September 30, 2024			Year ended March 31, 2024
	Exchange Redemptions	Exchange Subscriptions	Value	Exchange Redemptions	Exchange Subscriptions	Value
Class R6	—	92		—	127
Delaware Ivy Systematic Emerging Markets Equity Fund			$814,726			$2,743,960
Class A	16,056	3,924		6,708	22,786
Class C	5,067	—		19,057	—
Class I	13,094	26,780		127,162	11,131
Class R	—	—		840	—
Class R6	—	10,100		—	115,665
Class Y	8,452	—		—	—
5. Reorganizations
On January 16, 2024, the Board and the applicable corresponding board of trustees approved the reorganizations of the following acquired funds with and into the following acquiring funds (each a "Reorganization" and together the "Reorganizations"):
Acquired Fund(s)	Acquiring Fund
Delaware Ivy High Yield Fund (Acquired Fund I), a series of the Trust Delaware High-Yield Opportunities Fund (Acquired Fund II), a series of Delaware Group Income Funds	Delaware Ivy High Income Fund (Acquiring Fund I), a series of the Trust
Delaware Ivy Total Return Bond Fund (Acquired Fund III), a series of the Trust	Delaware Ivy Global Bond Fund (Acquiring Fund II), a series of the Trust
Delaware International Equity Fund (Acquired Fund IV), a series of Delaware Group Global & International Funds Delaware International Equity Fund II (Acquired Fund V), a series of the Trust	Delaware Ivy International Core Equity Fund (Acquiring Fund III), a series of the Trust
Delaware Global Equity Fund (Acquired Fund VI), a series of Delaware Global Equity Funds IV Delaware Global Equity Fund II (Acquired Fund XI), a series of the Trust	Delaware Ivy Global Growth Fund (Acquiring Fund IV), a series of the Trust
Delaware Ivy Accumulative Fund (Acquired Fund VII), a series of the Trust Delaware Select Growth Fund (Acquired Fund VIII), a series of Voyageur Mutual Funds III	Delaware Ivy Large Cap Growth Fund (Acquiring Fund V), a series of the Trust
Delaware Mid Cap Growth Equity Fund (Acquired Fund IX), a series of Delaware Group Equity Funds IV	Delaware Ivy Mid Cap Growth Fund (Acquiring Fund VI), a series of the Trust

Acquired Fund(s)	Acquiring Fund
Delaware Small Cap Growth Fund (Acquired Fund X), a series of Delaware Group Equity Funds IV	Delaware Ivy Small Cap Growth Fund (Acquiring Fund VII), a series of the Trust
In approving the Reorganizations, the Board and the applicable corresponding board of trustees considered various factors, including that the applicable Acquiring Fund and the applicable Acquired Fund share substantially similar or identical investment objectives, similar principal investment strategies and principal risks, and materially similar or identical fundamental investment restrictions and that the applicable Acquiring Fund's overall total expense ratio is expected to be equal to or lower than the corresponding Acquired Fund's total expense ratio following the applicable Reorganization taking into account applicable expense limitation arrangements.
The applicable Acquired Fund shareholders approved each Reorganization on the following dates:
Acquired Fund	Shareholder Approval Date
Acquired Fund II Acquired Fund IV Acquired Fund V Acquired Fund VI	March 25, 2024
Acquired Fund VII Acquired Fund VIII	April 30, 2024
Acquired Fund IX Acquired Fund X	May 6, 2024
Acquired Fund XI	June 6, 2024
No shareholder approval was required for the Acquired Fund I Reorganization and Acquired Fund III Reorganization.
Pursuant to an Agreement and Plan of Reorganization (the Plan): (i) all of the property, and assets of each Acquired Fund were acquired by the applicable Acquiring Fund and (ii) the applicable trust, on behalf of the applicable Acquiring Fund, assumed the liabilities of the applicable Acquired Fund, in exchange for shares of the applicable Acquiring Fund. In accordance with the Plan, each Acquired Fund liquidated and dissolved following the applicable Reorganization. The Reorganizations were accomplished by a tax-free exchange of shares on the following dates:
Acquired Fund	Reorganization Date
Acquired Fund I Acquired Fund II Acquired Fund III	April 26, 2024
Acquired Fund IV Acquired Fund V Acquired Fund VI	May 3, 2024
Acquired Fund VII Acquired Fund VIII Acquired Fund IX Acquired Fund X	June 7, 2024
Acquired Fund XI	July 26, 2024
For financial reporting purposes, assets received and shares issued by each Acquiring Fund were recorded at fair value; however, the cost basis of the investments received from the applicable Acquired Funds was carried forward to align ongoing reporting of the applicable Acquiring Fund's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Notes to financial statements
Ivy Funds
5. Reorganizations (continued)
The share transactions associated with the Acquired Fund I, the Acquired Fund II and the Acquiring Fund I Reorganization were as follows:
	Acquired Fund I Net Assets	Acquired Fund I Shares Outstanding	Shares Converted to Acquiring Fund I	Acquiring Fund I Net Assets	Conversion Ratio
Class A	$6,548,465	776,805	1,091,411	$1,081,506,264	1.4050
Class C	—	—	—	106,974,966	—
Class I	19,011,243	2,255,189	3,168,541	992,606,874	1.4050
Class R	—	—	—	32,247,080	—
Class R6	15,945	1,878	2,657	52,045,106	1.4148
Class Y	—	—	—	54,109,954	—
	Acquired Fund II Net Assets	Acquired Fund II Shares Outstanding	Shares Converted to Acquiring Fund I	Acquiring Fund I Net Assets	Conversion Ratio
Class A	$298,958,478	88,188,342	49,826,459	$1,081,506,264	0.5650
Class C	2,359,840	696,118	393,307	106,974,966	0.5650
Class I/Institutional Class*	73,953,134	21,879,625	12,325,522	992,606,874	0.5633
Class R	2,183,570	642,227	363,928	32,247,080	0.5667
Class R6	52,229,524	15,452,522	8,704,921	52,045,106	0.5633
Class Y	—	—	—	54,109,954	—
* Acquired Fund II Institutional Class shares are named Class I for the Acquiring Fund I.
The net assets of the Acquired Fund I and Acquired Fund II before the Acquired Fund I and Acquired Fund II Reorganization were $25,666,340 and $430,065,117, respectively. The Acquired Fund I and Acquired Fund II net assets and shares outstanding presented on the table above do not include the shareholders that did not participate in the Acquired Fund I and Acquired Fund II Reorganization. The net assets of the Acquiring Fund I immediately following the Acquired Fund I and Acquired Fund II Reorganization were $2,774,750,443.
The share transactions associated with the Acquired Fund III and the Acquiring Fund II Reorganization were as follows:
	Acquired Fund III Net Assets	Acquired Fund III Shares Outstanding	Shares Converted to Acquiring Fund II	Acquiring Fund II Net Assets	Conversion Ratio
Class A	$5,241,459	636,099	584,984	$93,345,887	0.9196
Class C	179,136	22,007	20,015	1,666,314	0.9095
Class I	17,233,034	2,073,771	1,925,479	210,589,902	0.9285
Class R	—	—	—	336,493	—
Class R6	40,681	4,797	4,550	163,561,879	0.9485
Class Y	—	—	—	1,968,354	—
The net assets of the Acquired Fund III before the Acquired Fund III Reorganization were $22,789,377. The Acquired Fund III net assets and shares outstanding presented on the table above do not include the shareholders that did not participate in the Acquired Fund III Reorganization. The net assets of the Acquiring Fund II immediately following the Acquired Fund III Reorganization were $494,163,139.

The share transactions associated with the Acquired Fund IV, the Acquired Fund V and the Acquiring Fund III Reorganization were as follows:
	Acquired Fund IV Net Assets	Acquired Fund IV Shares Outstanding	Shares Converted to Acquiring Fund III	Acquiring Fund III Net Assets	Conversion Ratio
Class A	$135,708,949	9,728,240	6,537,040	$291,262,715	0.6720
Class C	2,389,837	172,054	132,548	17,357,490	0.7704
Class I/Institutional Class*	108,872,439	7,765,509	5,194,296	676,850,654	0.6689
Class R	904,221	64,680	43,598	39,156,771	0.6741
Class R6	2,480,656	176,559	118,014	247,563,186	0.6684
Class Y	—	—	—	38,282,983	—
	Acquired Fund V Net Assets	Acquired Fund V Shares Outstanding	Shares Converted to Acquiring Fund III	Acquiring Fund III Net Assets	Conversion Ratio
Class A	$34,447,967	2,322,857	1,659,343	$291,262,715	0.7144
Class C	295,989	22,056	16,416	17,357,490	0.7443
Class I	17,463,716	1,131,070	833,192	676,850,654	0.7366
Class R	360,018	24,642	17,359	39,156,771	0.7044
Class R6	398,554	25,003	18,961	247,563,186	0.7583
Class Y	461,972	30,473	22,062	38,282,983	0.7240
* Acquired Fund IV Institutional Class shares are named Class I for the Acquiring Fund III.
The net assets of the Acquired Fund IV and Acquired Fund V before the Acquired Fund IV and Acquired Fund V Reorganization were $250,915,360 and $55,086,825, respectively. The Acquired Fund IV and Acquired Fund V net assets and shares outstanding presented on the table above do not include the shareholders that did not participate in the Acquired Fund IV and Acquired Fund V Reorganization. The net assets of the Acquiring Fund III immediately following the Acquired Fund IV and Acquired Fund V Reorganization were $1,614,258,117.
The share transactions associated with the Acquired Fund VI and the Acquiring Fund IV Reorganization were as follows:
	Acquired Fund VI Net Assets	Acquired Fund VI Shares Outstanding	Shares Converted to Acquiring Fund IV	Acquiring Fund IV Net Assets	Conversion Ratio
Class A	$179,284,431	27,329,944	5,236,111	$337,173,127	0.1916
Class C	—	—	—	2,107,600	—
Class I/Institutional Class*	3,050,836	433,974	84,324	175,334,869	0.1943
Class R	—	—	—	758,475	—
Class R6	105,652	14,776	2,912	14,386,544	0.1971
Class Y	—	—	—	1,816,818	—
* Acquired Fund VI Institutional Class shares are named Class I for the Acquiring Fund IV.
The net assets of the Acquired Fund VI before the Acquired Fund VI Reorganization were $182,637,841. The Acquired Fund VI net assets and shares outstanding presented on the table above do not include the shareholders that did not participate in the Acquired Fund VI Reorganization. The net assets of the Acquiring Fund IV immediately following the Acquired Fund VI Reorganization were $714,018,352.

Notes to financial statements
Ivy Funds
5. Reorganizations (continued)
The share transactions associated with the Acquired Fund VII, the Acquired Fund VIII and the Acquiring Fund V Reorganization were as follows:
	Acquired Fund VII Net Assets	Acquired Fund VII Shares Outstanding	Shares Converted to Acquiring Fund V	Acquiring Fund V Net Assets	Conversion Ratio
Class A	$496,817,294	81,445,458	14,852,535	$2,577,336,834	0.1824
Class C	1,403,074	393,018	61,918	60,906,353	0.1575
Class I	64,773,215	10,281,463	1,760,620	4,211,398,600	0.1712
Class R	—	—	—	33,923,702	—
Class R6	—	—	—	308,859,780	—
Class Y	—	—	—	34,960,874	—
	Acquired Fund VIII Net Assets	Acquired Fund VIII Shares Outstanding	Shares Converted to Acquiring Fund V	Acquiring Fund V Net Assets	Conversion Ratio
Class A	$185,019,574	6,755,005	5,531,228	$2,577,336,834	0.8188
Class C	2,758,443	254,704	121,732	60,906,353	0.4779
Class I/Institutional Class*	26,531,473	810,369	721,160	4,211,398,600	0.8899
Class R	777,982	32,840	25,317	33,923,702	0.7709
Class R6	—	—	—	308,859,780	—
Class Y	—	—	—	34,960,874	—
* Acquired Fund VIII Institutional Class shares are named Class I for the Acquiring Fund V.
The net assets of the Acquired Fund VII and Acquired Fund VIII before the Acquired Fund VII and Acquired Fund VIII Reorganizations were $563,069,889 and $215,107,483, respectively. The Acquired Fund VII and Acquired Fund VIII net assets and shares outstanding presented on the table above do not include the shareholders that did not participate in the Acquired Fund VII and Acquired Fund VIII Reorganization. The net assets of the Acquiring Fund V immediately following the Acquired Fund VII and Acquired Fund VIII Reorganization were $8,005,467,198.
The share transactions associated with the Acquired Fund IX and the Acquiring Fund VI Reorganization were as follows:
	Acquired Fund IX Net Assets	Acquired Fund IX Shares Outstanding	Acquiring Fund VI Net Assets	Acquiring Fund VI Net Assets	Conversion Ratio
Class A	$643,330,310	40,008,104	24,121,871	$1,420,384,857	0.6029
Class C	32,772,506	1,713,147	1,737,673	62,385,230	1.0143
Class I/Institutional Class*	353,505,893	12,317,278	11,473,739	2,868,013,709	0.9315
Class R	7,649,278	590,678	305,604	50,264,343	0.5174
Class R6	36,218,815	1,252,380	1,159,373	1,185,239,557	0.9257
Class Y	—	—	—	214,893,557	—
 * Acquired Fund IX Institutional Class shares are named Class I for the Acquiring Fund VI.
The net assets of the Acquired Fund IX before the Acquired Fund IX Reorganization were $1,074,266,205. The Acquired Fund IX net assets and shares outstanding presented on the table above do not include the shareholders that did not participate in the Acquired Fund IX Reorganization. The net assets of the Acquiring Fund VI immediately following the Acquired Fund IX Reorganization were $6,874,658,055.

The share transactions associated with the Acquired Fund X and the Acquiring Fund VII Reorganization were as follows:
	Acquired Fund X Net Assets	Acquired Fund X Shares Outstanding	Shares Converted to Acquiring Fund VII	Acquiring Fund VII Net Assets	Conversion Ratio
Class A	$19,820,021	1,939,337	1,624,592	$585,855,428	0.8377
Class C	4,221,604	451,026	636,743	14,797,607	1.4118
Class I/Institutional Class*	64,499,652	6,154,547	3,106,920	404,141,184	0.5048
Class R	1,475,192	148,859	128,838	41,445,732	0.8655
Class R6	—	—	—	161,923,550	—
Class Y	—	—	—	31,021,579	—
* Acquired Fund X Institutional Class shares are named Class I for the Acquiring Fund VII.
The net assets of the Acquired Fund X before the Acquired Fund X Reorganization were $90,069,019. The Acquired Fund X net assets and shares outstanding presented on the table above do not include the shareholders that did not participate in the Acquired Fund X Reorganization. The net assets of the Acquiring Fund VII immediately following the Acquired Fund X Reorganization were $1,329,201,549.
The share transactions associated with the Acquired Fund XI and the Acquiring Fund IV Reorganization were as follows:
	Acquired Fund XI Net Assets	Acquired Fund XI Shares Outstanding	Shares Converted to Acquiring Fund IV	Acquiring Fund IV Net Assets	Conversion Ratio
Class A	$167,347,443	18,170,189	4,667,990	$525,834,105	0.2569
Class C	1,756,259	192,784	82,030	2,039,206	0.4255
Class I	74,769,538	8,074,464	1,973,332	177,898,628	0.2444
Class R	254,446	27,687	7,348	769,281	0.2654
Class R6	1,346,433	145,090	35,423	14,928,737	0.2441
Class Y	1,189,737	129,179	32,857	1,884,175	0.2544
The net assets of the Acquired Fund XI before the Acquired Fund XI Reorganization were $246,923,040. The Acquired Fund XI net assets and shares outstanding presented on the table above do not include the shareholders that did not participate in the Acquired Fund XI Reorganization. The net assets of the Acquiring Fund IV immediately following the Acquired Fund XI Reorganization were $970,017,988.
Assuming the Reorganizations had been completed on April 1, 2024, the Acquiring Fund's pro forma results of operations for the six months ended September 30, 2024, would have been as follows:
	Acquiring Fund I	Acquiring Fund II	Acquiring Fund III	Acquiring Fund IV
Net investment income (loss)	$89,687,163	$9,662,693	$ 18,961,259	$ 4,571,088
Net realized gain (loss) on investments	(58,186,084)	(6,322,687)	52,901,983	22,166,533
Net change in unrealized appreciation (depreciation)	106,887,277	17,467,500	(6,417,562)	39,242,292
Net increase in net assets resulting from operations	$138,388,356	$20,807,506	$ 65,445,680	$ 65,979,913
	Acquiring Fund V	Acquiring Fund VI	Acquiring Fund VII
Net investment income (loss)	$(5,207,346)	$(13,644,112)	$(5,203,877)
Net realized gain (loss) on investments	193,647,684	713,203,598	46,919,172
Net change in unrealized appreciation (depreciation)	574,148,291	(766,930,705)	(29,909,050)
Net increase in net assets resulting from operations	$762,588,629	$(67,371,219)	$11,806,245
Because the combined investment portfolios have been managed as a single integrated portfolio since the Reorganizations were completed, it is not practical to separate the amounts of revenue and earnings of the Acquired Funds that have been included in the Acquiring Fund’s “Statements of operations” since the Reorganizations were consummated on April 26, 2024 for the Acquired Fund I, Acquired Fund II, and

Notes to financial statements
Ivy Funds
5. Reorganizations (continued)
Acquired Fund III; May 3, 2024 for the Acquired Fund IV, Acquired Fund V, and Acquired Fund VI; June 7, 2024 for the Acquired Fund VII, Acquired Fund VIII, Acquired Fund IX, and Acquired Fund X; and July 26, 2024 for the Acquired Fund XI.
6. Line of Credit
Each Fund, along with certain other funds in the Delaware Funds (Participants), is a participant in a $335,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the Agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expires on October 30, 2024.
Each Fund had no amounts outstanding as of September 30, 2024, or at any time during the period then ended.
7. Interfund Lending Program
Pursuant to an exemptive order issued by the SEC (Order), the Ivy Funds and Ivy Variable Insurance Portfolios (collectively, the Funds, only for purposes of this Note 7) have the ability to lend money to, and borrow money from, each other pursuant to a master interfund lending agreement (Interfund Lending Program). Under the Interfund Lending Program, the Funds may lend or borrow money for temporary purposes directly to or from one another (each, an Interfund Loan), subject to meeting the conditions of the Order. The interest rate to be charged on an Interfund Loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. This program is in existence but is not currently in use. The Funds made no Interfund Loans under the Interfund Lending Program during the six months ended September 30, 2024.
8. Derivatives
US GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.
Forward Foreign Currency Exchange Contracts — Each Fund may enter into forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. Each Fund may enter into these contracts to fix the US dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. Each Fund may also enter into these contracts to hedge the US dollar value of securities it already owns that are denominated in foreign currencies. In addition, each Fund may enter into these contracts to facilitate or expedite the settlement of portfolio transactions. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, each Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. Each Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Funds and the counterparty and by the posting of collateral by the counterparty to the Funds to cover each Fund’s exposure to the counterparty. Open forward foreign currency exchange contracts, if any, are disclosed on the “Schedules of investments.” At September 30, 2024, Delaware Ivy Global Bond Fund posted $3,122,087 cash as collateral for open forward foreign currency exchange contracts, which is included in “Cash collateral due from brokers” on the “Statements of assets and liabilities.”
During the six months ended September 30, 2024, Delaware Ivy Global Bond Fund used forward foreign currency exchange contracts to hedge the US dollar value of securities it already owns that are denominated in foreign currencies to decrease exposure to foreign currencies.

During the six months ended September 30, 2024, Delaware Ivy International Core Equity Fund used forward foreign currency exchange contracts to facilitate or expedite the settlement of portfolio transactions.
During the six months ended September 30, 2024, Delaware Ivy International Core Equity Fund experienced net realized and unrealized gains or losses attributable to forward foreign currency exchange contracts, which are disclosed on the “Statements of operations" and/or "Statements of assets and liabilities.”
Futures Contracts — A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Funds may use futures contracts in the normal course of pursuing its investment objective. The Funds may invest in futures contracts to hedge its existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions. Upon entering into a futures contract, the Funds deposit cash or pledge US government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Funds as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Funds because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. At September 30, 2024, Delaware Ivy Global Bond Fund posted $2,469,343 in cash as collateral for open futures contracts, which is included in “Cash collateral due from brokers” on the “Statements of assets and liabilities.” Open futures contracts, if any, are disclosed on the “Schedules of investments.”
During the six months ended September 30, 2024, Delaware Ivy Global Bond Fund invested in futures contracts to hedge the Fund’s existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions.
Options Contracts — Each Fund may enter into options contracts in the normal course of pursuing its investment objective. Each Fund may buy or write options contracts for any number of reasons, including without limitation: to manage each Fund’s exposure to changes in securities prices caused by interest rates or market conditions and foreign currencies; as an efficient means of adjusting each Fund’s overall exposure to certain markets; to protect the value of portfolio securities; and as a cash management tool. Each Fund may buy or write call or put options on securities, futures, swaps, swaptions, financial indices, and foreign currencies. When each Fund buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the option purchased. When each Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are treated by each Fund on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether each Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by each Fund. Each Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, each Fund is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change. Open option contracts, if any, are disclosed on the “Schedules of investments.”
During the six months ended September 30, 2024, Delaware Ivy Global Bond Fund used options contracts to manage the Fund’s exposure to changes in securities prices caused by interest rates or market conditions.
Swap Contracts — Each Fund may enter into CDS and IRS contracts in the normal course of pursuing its investment objective. Each Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets. Swap agreements are bilaterally negotiated agreements between a Fund and counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements are privately negotiated in the over-the-counter market (OTC swaps). If the OTC swap entered is one of the swaps identified by a relevant regulator as a swap that is required to be cleared, then it will be cleared through a third party, known as a central counterparty or derivatives clearing organization (centrally cleared swaps).

Notes to financial statements
Ivy Funds
8. Derivatives (continued)
Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.
During the six months ended September 30, 2024, Delaware Ivy Global Bond Fund entered into CDS contracts as a purchaser and seller of protection, as a hedge against credit events. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. Initial margin and variation margin are posted to central counterparties for centrally cleared CDS basket trades, as determined by the applicable central counterparty.
CDS contracts may involve greater risks than if Delaware Ivy Global Bond Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk, and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by (1) for bilateral swap contracts, having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty, or (2) for cleared swaps, trading these instruments through a central counterparty.
During the six months ended September 30, 2024, Delaware Ivy Global Bond Fund used CDS contracts to hedge against credit events and to gain exposure to certain securities or markets.
Interest Rate Swaps. An IRS contract is an exchange of interest rates between counterparties. In one instance, an IRS involves payments received by Delaware Ivy Global Bond Fund from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An IRS can also work in reverse with the Fund receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. IRS may be used to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation (depreciation) on swap contracts. Upon periodic payment (receipt) or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the IRS contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by (1) for bilateral swap contracts, having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty, or (2) for cleared swaps, trading these instruments through a central counterparty.
During the six months ended September 30, 2024, Delaware Ivy Global Bond Fund used IRS contracts to manage the Fund’s sensitivity to interest rates or to hedge against changes in interest rates.
At September 30, 2024, Delaware Ivy Global Bond Fund posted $1,869,153 in cash as collateral for swap contracts, which is included in “Cash collateral due from brokers” on the “Statements of assets and liabilities.”

Fair values of derivative instruments as of September 30, 2024 were as follows:
	Delaware Ivy Global Bond Fund
	Asset Derivatives Fair Value
Statements of Assets and Liabilities Location	Currency Contracts	Interest Rate Contracts	Total
Unrealized appreciation on forward foreign currency exchange contracts	$11,036	$—	$11,036
Variation margin due from broker on futures contracts*	—	1,559,261	1,559,261
Variation margin due to brokers on centrally cleared interest rate swap contracts*	—	2,272,164	2,272,164
Total	$11,036	$3,831,425	$3,842,461
	Delaware Ivy Global Bond Fund
	Liability Derivatives Fair Value
Statements of Assets and Liabilities Location	Currency Contracts	Interest Rate Contracts	Credit Contracts	Total
Unrealized depreciation on forward foreign currency exchange contracts	$(2,686,193)	$—	$—	$(2,686,193)
Variation margin due from broker on futures contracts*	—	(727,573)	—	(727,573)
Variation margin due to brokers on centrally cleared interest rate swap contracts*	—	(1,040,812)	—	(1,040,812)
Unrealized depreciation on over-the-counter credit default swap contracts	—	—	(188,653)	(188,653)
Options written, at value	—	(38,391)	—	(38,391)
Total	$(2,686,193)	$(1,806,776)	$(188,653)	$(4,681,622)
*Includes cumulative appreciation (depreciation) of futures contracts, and centrally cleared IRS contracts from the date the contracts were opened through September 30, 2024. Only current day variation margin is reported on the Fund's “Statements of assets and liabilities.”

Notes to financial statements
Ivy Funds
8. Derivatives (continued)
The effect of derivative instruments on the “Statements of operations” for the six months ended September 30, 2024 was as follows:
Delaware Ivy Global Bond Fund	Net Realized Gain (Loss) on:
	Forward Foreign Currency Exchange Contracts	Futures Contracts	Options Purchased	Options Written	Swap Contracts	Total
Currency contracts	$(5,218,472)	$—	$(431,366)	$230,663	$(16,852)	$(5,436,027)
Interest rate contracts	—	(2,319,403)	(66,504)	246,414	541,524	(1,597,969)
Credit contracts	—	276,759	—	—	(75,411)	201,348
Total	$(5,218,472)	$(2,042,644)	$(497,870)	$477,077	$449,261	$(6,832,648)
	Net Change in Unrealized Appreciation (Depreciation) on:
	Forward Foreign Currency Exchange Contracts	Futures Contracts	Options Purchased	Options Written	Swap Contracts	Total
Currency contracts	$(1,922,213)	$—	$413,497	$(223,288)	$—	$(1,732,004)
Interest rate contracts	—	1,803,464	—	22,719	732,037	2,558,220
Credit contracts	—	—	—	—	(33,272)	(33,272)
Total	$(1,922,213)	$1,803,464	$413,497	$(200,569)	$698,765	$792,944
The tables below summarize the average daily balance of derivative holdings by certain Funds during the six months ended September 30, 2024:
	Long Derivative Volume
	Delaware Ivy Global Bond Fund		Delaware Ivy International Core Equity Fund
Forward foreign currency exchange contracts (average contract amount)		$8,423,422		$63,901
Futures contracts (average notional amount)		391,324,594		—
Options contracts (average value)*		20,092		—
CDS contracts (average notional amount)**		9,179,110		—
Interest rate swap contracts (average notional amount)	AUD	98,894,488	AUD	—
Interest rate swap contracts (average notional amount)	CAD	35,822,835	CAD	—
Interest rate swap contracts (average notional amount)	EUR	75,256,638	EUR	—
Interest rate swap contracts (average notional amount)	GBP	24,239,961	GBP	—
Interest rate swap contracts (average notional amount)	JPY	4,952,755,906	JPY	—
Interest rate swap contracts (average notional amount)		36,915,606		—
Short Derivative Volume
Delaware Ivy Global Bond Fund
Forward foreign currency exchange contracts (average contract amount)	$197,713,511
Futures contracts (average notional amount)	253,830,945
Options contracts (average value)*	70,369
CDS contracts (average notional amount)**	223,071

* Long represents purchased options and short represents written options.
** Long represents buying protection and short represents selling protection.
9. Offsetting
Certain Funds entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties in order to better define its contractual rights and to secure rights that will help certain Funds mitigate its counterparty risk. An ISDA Master Agreement is a bilateral agreement between certain Funds and a counterparty that governs over-the-counter derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, certain Funds may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.
For financial reporting purposes, certain Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements on the “Statements of assets and liabilities.”
At September 30, 2024, certain Funds had the following assets and liabilities subject to offsetting provisions:
Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities

Delaware Ivy Global Bond Fund
Counterparty	Gross Value of Derivative Asset	Gross Value of Derivative Liability	Net Position
Citigroup	$ —	$(888,422)	$(888,422)
JPMorgan Chase Bank	11,036	(218,045)	(207,009)
TD Bank	—	(1,768,379)	(1,768,379)
Total	$11,036	$(2,874,846)	$(2,863,810)
Counterparty	Net Position	Fair Value of Non-Cash Collateral Received	Cash Collateral Received	Fair Value of Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Exposure(a)
Citigroup	$(888,422)	$—	$—	$—	$888,422	$ —
JPMorgan Chase Bank	(207,009)	—	—	—	207,009	—
TD Bank	(1,768,379)	—	—	—	1,768,379	—
Total	$(2,863,810)	$—	$—	$—	$2,863,810	—
(a) Net exposure represents the receivable (payable) that would be due from (to) the counterparty in the event of default.
10. Securities Lending
Each Fund, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY must return enough collateral to the borrower by the end of the

Notes to financial statements
Ivy Funds
10. Securities Lending (continued)
following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.
Cash collateral received by each Fund of the Trust is generally invested in a series of individual separate accounts, each corresponding to a fund. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; certain money market funds; and asset-backed securities. Each Fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.
In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to each Fund or, at the discretion of the lending agent, replace the loaned securities. Each Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. Each Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, each Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among each Fund, the security lending agent, and the borrower. Each Fund records security lending income net of allocations to the security lending agent and the borrower.
Each Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in each collateral investment account defaulted or became impaired. Under those circumstances, the value of each Fund’s cash collateral account may be less than the amount each Fund would be required to return to the borrowers of the securities and each Fund would be required to make up for this shortfall.
During the six months ended September 30, 2024, each Fund had no securities out on loan.
11. Credit and Market Risks
The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen.
Beginning in late February 2022, global financial markets have experienced and may continue to experience significant volatility related to military action by Russia in Ukraine. As a result of this military action, the US and many other countries have imposed sanctions on Russia and certain Russian individuals, banks and corporations. The ongoing hostilities and resulting sanctions are expected to have a severe adverse effect on the region’s economies and more globally, including significant negative impact on markets for certain securities and commodities, such as oil and natural gas. Any cessation of trading on the Russian securities markets will impact the value and liquidity of certain portfolio holdings. The extent and duration of military action, sanctions, and resulting market disruptions are impossible to predict, but could be substantial and prolonged and impact the Funds’ performance.
When interest rates rise, fixed income securities (i.e. debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations. Interest rate changes are influenced by a number of factors, such as government policy, monetary policy, inflation expectations, and the supply and demand of bonds. A Fund may be subject to a greater risk of rising interest rates when interest rates are low or inflation rates are high or rising.
Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which each Fund invests will cause the NAV of each Fund to fluctuate.

Some countries in which the Funds may invest require governmental approval for the repatriation of investment income, capital, or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the US. Consequently, acquisition and disposition of securities by the Funds may be inhibited. In addition, a significant portion of the aggregate market value of securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Funds.
Certain Funds invest a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor's Financial Services LLC and Baa3 by Moody’s Investors Service, Inc, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher-rated securities. Additionally, lower-rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.
Certain Funds invest in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are CMOs. CMOs are debt securities issued by US government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on a Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.
Certain Funds may invest in mortgage-backed and asset-backed securities. Mortgage-backed and asset-backed securities, like other fixed income securities, are subject to credit risk and interest rate risk, and may also be subject to prepayment risk and extension risk. Mortgage-backed and asset-backed securities can be highly sensitive to interest rate changes. As a result, small movements in interest rates can substantially impact the value and liquidity of these securities. Prepayment risk is the risk that the principal on mortgage-backed or asset-backed securities may be prepaid at any time, which will reduce the yield and market value of the securities and may cause a Fund to reinvest the proceeds in lower yielding securities. Extension risk is the risk that principal on mortgage-backed or asset-backed securities will be repaid more slowly than expected, which may reduce the proceeds available for reinvestment in higher yielding securities and may cause the security to experience greater volatility due to the extended maturity of the security. When interest rates rise, the value of mortgage-backed and asset-backed securities can be expected to decline. When interest rates go down, however, the value of these securities may not increase as much as other fixed income securities due to borrowers refinancing their loans at lower interest rates or prepaying their loans. In addition, mortgage-backed and asset-backed securities may decline in value, become more volatile, face difficulties in valuation, or experience reduced liquidity due to changes in general economic conditions. During periods of economic downturn, for example, underlying borrowers may not make timely payments on their loans and the value of property that secures the loans may decline in value such that it is worth less than the amount of the associated loans. If the collateral securing a mortgage-backed or asset-backed security is insufficient to repay the loan, a Fund could sustain a loss. Such risks generally will be heightened where a mortgage-backed or asset-backed security includes “subprime” loans. Although mortgage-backed securities are often supported by government guarantees or private insurance, there can be no guarantee that those obligations will be met. Furthermore, in certain economic conditions, loan servicers, loan originators and other participants in the market for mortgage-backed and other asset-backed securities may be unable to receive sufficient funding, impairing their ability to perform their obligations on the loans. Certain mortgage-backed or asset-backed securities may be more susceptible to these risks than other mortgage-backed, asset-backed, or fixed-income securities. For example, a Fund’s investments in CMOs, real estate mortgage investment conduits (REMICs), and stripped mortgage-backed securities are generally highly susceptible to interest rate risk, prepayment risk, and extension risk. At times, these investments may be difficult to value and/or illiquid. Some classes of CMOs and REMICs may have preference in receiving principal or interest payments relative to more junior classes. The market prices and yields of these junior classes will generally be more volatile than more senior classes and will be more susceptible to interest rate risk, prepayment risk, and extension risk than more senior classes. Stripped mortgage-backed securities that receive only payments of interest (IOs) will generally decrease in value if interest rates

Notes to financial statements
Ivy Funds
11. Credit and Market Risks (continued)
decline or prepayment rates increase. Stripped mortgage-backed securities that receive only payments of principal (POs) will generally decrease in value if interest rates increase or prepayment rates decrease. These changes in value can be substantial and could cause a Fund to lose the entire value of its investment in CMOs, REMICs, and stripped mortgage-backed securities.
Certain Funds invest in bank loans and other securities that may subject them to direct indebtedness risk, the risk that the Funds will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower. Loans that are fully secured offer each Fund more protection than unsecured loans in the event of nonpayment of scheduled interest or principal, although there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation, or that the collateral can be liquidated. Some loans or claims may be in default at the time of purchase. Certain of the loans and the other direct indebtedness acquired by the Funds may involve revolving credit facilities or other standby financing commitments that obligate the Funds to pay additional cash on a certain date or on demand. These commitments may require the Funds to increase its investment in a company at a time when the Funds might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that the Funds is committed to advance additional funds, it will at all times hold and maintain cash or other high grade debt obligations in an amount sufficient to meet such commitments.
As the Funds may be required to rely upon another lending institution to collect and pass on to the Funds amounts payable with respect to the loan and to enforce the Funds rights under the loan and other direct indebtedness, an insolvency, bankruptcy, or reorganization of the lending institution may delay or prevent the Funds from receiving such amounts. The highly leveraged nature of many loans may make them especially vulnerable to adverse changes in economic or market conditions. Investments in such loans and other direct indebtedness may involve additional risk to the Funds. There were no unfunded loan commitments at the six months ended September 30, 2024.
Certain Funds invest in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction, or through a combination of such approaches. The Funds will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.
Certain Funds may invest in REITs and are subject to the risks associated with that industry. If a Fund holds real estate directly or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the six months ended September 30, 2024. The Funds’ REIT holdings are also affected by interest rate changes, particularly if the REITs they hold use floating rate debt to finance their ongoing operations. The Funds also invest in real estate acquired as a result of ownership of securities or other instruments, including issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein. These instruments may include interests in private equity limited partnerships or limited liability companies that hold real estate investments (Real Estate Limited Partnerships). The Funds will limit their investments in Real Estate Limited Partnerships to 5% of their total assets at the time of purchase.
Derivatives contracts, such as futures, forward foreign currency contracts, options, and swaps, may involve additional expenses (such as the payment of premiums) and are subject to significant loss, which may exceed amounts disclosed on the “Statements of assets and liabilities”, if a security, index, reference rate, or other asset or market factor to which a derivatives contract is associated, moves in the opposite direction from what the portfolio manager anticipated. When used for hedging, the change in value of the derivatives instrument may also not correlate specifically with the currency, rate, or other risk being hedged, in which case a Fund may not realize the intended benefits. Derivatives contracts are also subject to the risk that the counterparty may fail to perform its obligations under the contract due to, among other reasons, financial difficulties (such as a bankruptcy or reorganization).
Each Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Funds’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Funds’ 15% limit on investments in illiquid securities. Rule 144A and restricted securities have been identified on the “Consolidated schedules of investments” and “Schedules of investments.”

12. Contractual Obligations
Each Fund enters into contracts in the normal course of business that contain a variety of indemnifications. Each Fund’s maximum exposure under these arrangements is unknown. However, each Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed each Fund’s existing contracts and expects the risk of loss to be remote.
13. Subsequent Events
On October 28, 2024, each Fund, along with the other Participants, entered into an amendment to the Agreement for a $335,000,000 revolving line of credit to be used as described in Note 6. It operates in substantially the same manner as the original Agreement. Under the amendment to the Agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The line of credit available under the Agreement expires on
October 27, 2025.
Management has determined that no other material events or transactions occurred subsequent to September 30, 2024, that would require recognition or disclosure in the Fund’s financial statements.

Other Fund information (Unaudited)
Ivy Funds
At special shareholder meetings, Fund shareholders approved the reorganizations listed in the below table. The results of the voting at the meetings were as follows:
Special Shareholder Meeting Date	Reorganization	For	Against	Abstain
March 25, 2024	Delaware International Equity Fund II into Delaware Ivy International Core Equity Fund	3,214,747	22,277	50,442
April 30, 2024	Delaware Ivy Accumulative Fund into Delaware Ivy Large Cap Growth Fund	43,265,155	2,377,440	10,095,151
June 6, 2024	Delaware Global Equity Fund II into Delaware Ivy Global Growth Fund	11,784,161	265,564	3,100,702
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis of Approval for Investment Advisory Contract
Board Consideration of Investment Management Agreements and Sub-Advisory Agreements at a Meeting Held on August 13-15, 2024
At a meeting held on August 13-15, 2024 (the “Annual Contract Renewal Meeting”), the Board of Trustees (the “Board”), including a majority of Trustees each of whom is not an “interested person” as defined under the Investment Company Act of 1940 (the “Independent Trustees”), approved the renewal of the Delaware Ivy Core Equity Fund, Delaware Ivy Global Bond Fund, Delaware Ivy Global Growth Fund, Delaware Ivy High Income Fund, Delaware Ivy International Core Equity Fund, Delaware Ivy Large Cap Growth Fund, Delaware Ivy Mid Cap Growth Fund, Delaware Ivy Mid Cap Income Opportunities Fund, Delaware Ivy Small Cap Growth Fund, Delaware Ivy Smid Cap Core Fund, and Delaware Ivy Systematic Emerging Markets Equity Fund (each, a “Fund” and together, the “Funds”) Investment Management Agreement with Delaware Management Company (“DMC”) and the Sub-Advisory Agreements with Macquarie Investment Management Global Limited (“MIMGL”), Macquarie Investment Management Austria Kapitalanlage AG (“MIMAK”) and Macquarie Investment Management Europe Limited (“MIMEL”) (together, the “Affiliated Sub-Advisers”).
Prior to the Annual Contract Renewal Meeting, including at a Board meeting held in May 2024, the Trustees conferred extensively among themselves and with representatives of DMC about these matters. Also, the Board was assisted by the Equity Investments Committee and the Fixed Income Multi-Asset Sub-Advised Funds Investments Committee (each an “Investment Committee” and together, the “Investment Committees”), with each Investment Committee assisting the full Board in reviewing investment performance and other matters throughout the year. The Independent Trustees were also assisted in their evaluation of the Investment Management Agreement and the Sub-Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, DMC was guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2024. Prior to the Annual Contract Renewal Meeting, and in response to the requests, the Board received and reviewed materials specifically relating to the renewal of the Investment Management Agreement and the Sub-Advisory Agreements. In considering and approving the Investment Management Agreement and the Sub-Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Annual Contract Renewal Meeting and the review process for the Investment Management Agreement and the Sub-Advisory Agreements, but also the knowledge gained over time through interaction with DMC about various topics. In this regard, the Board reviewed reports of DMC at each of its quarterly meetings, which included information about, among other things, Fund performance, investment strategies, and expenses. In addition, the Investment Committees confer with portfolio managers at various times throughout the year. In considering information relating to the approval of the Funds’ Investment Management Agreement and the Sub-Advisory Agreements, the Independent Trustees also received information from an independent fund consultant, JDL Consultants, LLC (“JDL”).
The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.
After its deliberations, the Board, including the Independent Trustees, unanimously approved the continuation of the Investment Management Agreement and the Sub-Advisory Agreements for a one-year term. The following summarizes a number of important, but not necessarily all of the, factors considered by the Board in support of its approval.
Nature, extent, and quality of services. The Board received and considered various information regarding the nature, extent, and quality of the advisory services provided to the Funds by DMC under its Investment Management Agreement and the experience of the officers and employees of DMC who provide these services, including each Fund’s portfolio managers. The Board met with DMC’s senior management and investment personnel. The Board reviewed the materials provided by the Funds’ portfolio management team discussing its performance, investment strategies and outlook, as well as DMC with respect to comparing Fund performance to the performance of a comparable group of mutual funds, relevant benchmarks, and performance metrics, as applicable. The Board’s review included consideration of DMC’s investment oversight and research and analysis capabilities, and its ability to attract and retain skilled investment professionals.  The Board also considered information regarding DMC’s programs for risk management, including investment, operational, liquidity, derivatives (as applicable), valuation and compliance risks and its plans for enhancing those programs (including through the allocation of additional resources and enhancements to existing processes and testing). The Board received information with respect to the cybersecurity program and business continuity plans of DMC and its affiliates, as well as information from Macquarie Group Ltd. (“Macquarie”), the parent company of DMC, regarding Macquarie’s commitment to the U.S. mutual fund business.
In addition, the Board considered certain non-advisory services that DMC and its affiliates provide to the fund complex.  Among other things, these services include third party service provider oversight, transfer agency, internal audit, pricing and valuation, portfolio trading, and legal and compliance functions. The Board noted DMC’s responsibility for overseeing: the preparation of the Funds’ prospectus, summary prospectus, statement of additional information, and shareholder reports; responsibility for other periodic filings with regulators; organizing Board meetings and preparing materials for such Board meetings; and furnishing analytical and other support to assist the Board.
The Board took into account the benefits to shareholders of investing in a Fund that is part of a family of funds managed by an affiliate of Macquarie, and the resources available to DMC as part of Macquarie’s global asset management business.
The Board received and considered various information with respect to the services provided by the Affiliated Sub-Advisers under the Sub-Advisory Agreements and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services, including the Delaware Ivy Systematic Emerging Markets Equity Fund’s portfolio managers. The Board considered the division of responsibilities between DMC and the Affiliated Sub-Advisers and the oversight provided by DMC. The Board also considered the expertise of the Affiliated Sub-Advisers with respect to certain asset classes and/or investment styles. The Board noted that the Affiliated Sub-Advisers are part of Macquarie’s global investment platform that has offices and personnel that are located around the world. These Affiliated Sub-Advisers provide research, investment and trading analysis on the markets and economies of various countries in which the Funds may invest, make recommendations regarding securities, provide portfolio management services and assist with security trades, as applicable.  The Board took into account that the Sub-Advisory Agreements may benefit the Funds and their shareholders by permitting DMC to use the resources and talents of the Affiliated Sub-Advisers in managing the Funds.
The Board also received and considered information about the nature and extent of services offered and fee rates charged by DMC to other types of clients with investment strategies similar to those of the Funds. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal and regulatory obligations and risks of managing registered investment

Other Fund information (Unaudited)
Ivy Funds
Board Consideration of Investment Management Agreements and Sub-Advisory Agreements at a Meeting Held on August 13-15, 2024
(continued)
companies compared with those associated with managing assets of other types of clients, including third-party sub-advised fund clients, unregistered funds and separately managed accounts.
The Board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) to the Funds by DMC and the Affiliated Sub-Advisers.
Investment performance. The Board received and considered information with respect to the investment performance of the Funds, including performance reports and discussions with portfolio managers at meetings of the Board’s Investment Committees throughout the year as well as reports provided by Broadridge Financial Solutions, Inc., an independent investment company data provider (“Broadridge”), furnished for the Annual Contract Renewal Meeting. The Broadridge reports prepared for each Fund’s institutional share class showed its investment performance in comparison to the institutional share class of a group of similar funds (the “Performance Universe”). The Board received a description of the methodology used to select the peer funds in the Performance Universe. Comparative annualized performance for each Fund was shown for the past 1-, 3-, 5-, and 10-year or since inception periods, as applicable, ended December 31, 2023. The Board considered that the Funds were managed by Ivy Investment Management Company prior to the acquisition of its parent company, Waddell & Reed Financial, Inc. by Macquarie Asset Management, a division of Macquarie Group Ltd. (the “Transaction”), and that each Fund’s performance prior to the closing of the Transaction on April 30, 2021 is that of its predecessor investment manager and not DMC.
Delaware Ivy Core Equity Fund. The Performance Universe for the Fund consisted of the Fund and all retail and institutional large-cap core funds, regardless of asset size or primary channel of distribution. The Board noted that the Broadridge report comparison showed that the Fund’s total return for the 1- and 10-year periods was in the third quartile of its Performance Universe and for the 3- and 5-year periods was in the second and first quartile, respectively, of its Performance Universe. The Broadridge report comparison showed that the Fund’s total return for the 3- and 5-year periods was above the median of its Performance Universe and for the 1- and 10-year periods was below the median of its Performance Universe. The Board also noted that the Fund outperformed its benchmark index for the 5-year period and underperformed its benchmark index for the 1-, 3-, and 10-year periods. The Board noted the explanations from DMC concerning the reasons for the Fund’s relative performance versus its benchmark index for various periods and any actions that DMC has taken to address performance concerns.
Delaware Ivy Global Bond Fund. The Performance Universe for the Fund consisted of the Fund and all retail and institutional global income funds, regardless of asset size or primary channel of distribution. The Board noted that the Broadridge report comparison showed that the Fund’s total return for the 3-, 5-, and 10-year periods was in the first quartile of its Performance Universe and for the 1-year period was in the second quartile of its Performance Universe. The Broadridge report comparison showed that the Fund’s total return for the 1-, 3-, 5-, and 10-year periods was above the median of its Performance Universe. The Board also noted that the Fund slightly underperformed its benchmark index for the 1-year period, outperformed its benchmark index for the 3- and 5-year periods, and underperformed its benchmark index for the 10-year period. The Board noted that the Fund was generally outperforming its Performance Universe and performing in line with its benchmark index during the periods under review. The Board, however, noted the limited period of performance data available since the Fund changed its portfolio management team in November 2021, its investment strategy in July 2022 and its benchmark index effective July 31, 2023, and would continue to evaluate the Fund’s performance.
Delaware Ivy Global Growth Fund. The Performance Universe for the Fund consisted of the Fund and all retail and institutional global large-cap core funds, regardless of asset size or primary channel of distribution. The Board noted that the Broadridge report comparison showed that the Fund’s total return for the 3- and 10-year periods was in the second quartile of its Performance Universe and for the 1- and 5-year periods was in the third and first quartile, respectively, of its Performance Universe. The Broadridge report comparison showed that the Fund’s total return for the 1-year period was below the median of its Performance universe and for the 3-, 5-, and 10-year periods was above the median of its Performance Universe. The Board also noted that the Fund underperformed its benchmark index (both gross and net of dividends) for the 1-, 3-, and 10-year periods and was approximately equal to its benchmark index (both net and gross of dividends) for the 5-year period. The Board, however, noted that the investment performance of the current portfolio management team and investment strategy only began as of November 2021. The Board noted that the Fund was generally performing in line with its Performance Universe during the periods under review. The Board noted the explanations from DMC concerning the reasons for the Fund’s relative performance versus its benchmark index for various periods and any actions that DMC has taken to address performance concerns.

Delaware Ivy High Income Fund. The Performance Universe for the Fund consisted of the Fund and all retail and institutional high yield funds, regardless of asset size or primary channel of distribution. The Board noted that the Broadridge report comparison showed that the Fund’s total return for the 1-, 3-, 5-, and 10-year periods was in the second quartile of its Performance Universe. The Broadridge report comparison showed that the Fund’s total return for the 1-, 3-, and 10-year periods was above the median of its Performance Universe and for the 5-year period was equal to the median of its Performance Universe. The Board also noted that the Fund outperformed its benchmark index for the 3-year period and underperformed its benchmark index for the 1-, 5-, and 10-year periods. The Board noted that the fund was generally performing in line with its Performance Universe during the periods under review. The Board, however, noted the limited period of performance data available since the Fund changed its investment strategy and that it would continue to evaluate the Fund’s performance. The Board noted the explanations from DMC and from the Affiliated Sub-Advisers concerning the reasons for the Fund’s relative performance versus its benchmark index for the various periods and any actions that DMC has taken to address performance concerns.
Delaware Ivy International Core Equity Fund. The Performance Universe for the Fund consisted of the Fund and all retail and institutional international large-cap core funds, regardless of asset size or primary channel of distribution. The Board noted that the Broadridge report comparison showed that the Fund’s total return for the 3- and 10-year periods was in the first quartile of its Performance Universe and for the 1- and 5-year periods was in the second and third quartile, respectively, of its Performance Universe. The Broadridge report comparison showed that the Fund’s total return for the 1-, 3-, and 10-year periods was above the median of its Performance Universe and for the 5-year period was below the median of its Performance Universe. The Board also noted that the Fund outperformed its benchmark index for the 1- and 3-year periods (both gross and net of dividends) and was approximately equal to its benchmark index for the 5- and 10-year periods (both gross and net of dividends). The Board noted that the Fund generally outperformed its Performance Universe and benchmark index during the periods under review. The Board, however, noted that the investment performance of the current portfolio management team and investment strategy only began as of November 2021 and December 2022, respectively. The Board noted the limited period of performance data available since the Fund changed its investment strategy and its portfolio management team and would continue to evaluate the Fund’s performance.
Delaware Ivy Large Cap Growth Fund. The Performance Universe for the Fund consisted of the Fund and all retail and institutional large-cap growth funds, regardless of asset size or primary channel of distribution. The Board noted that the Broadridge report comparison showed that the Fund’s total return for the 1-year period was in the third quartile of its Performance Universe and for the 3-, 5-, and 10-year periods was in the first quartile of its Performance Universe. The Broadridge report comparison showed that the Fund’s total return for the 1-year period was below the median of its Performance Universe and for the 3-, 5-, and 10-year periods was above the median of its Performance Universe. The Board also noted that the Fund underperformed its benchmark index for the 1-, 5-, and 10-year periods and outperformed its benchmark index for the 3-year period. The Board noted that the Fund was generally performing in line with its Performance Universe during the periods under review.  The Board noted the explanations from DMC concerning the reasons for the Fund’s relative performance versus its benchmark index for various periods and any actions that DMC has taken to address performance concerns.
Delaware Ivy Mid Cap Growth Fund. The Performance Universe for the Fund consisted of the Fund and all retail and institutional mid-cap growth funds, regardless of asset size or primary channel of distribution. The Board noted that the Broadridge report comparison showed that the Fund’s total return for the 1-, 3-, 5-, and 10-year periods was in the third, third, first and first quartile, respectively, of its Performance Universe. The Broadridge report comparison showed that the Fund’s total return for the 1- and 3-year periods was below the median of its Performance Universe, and for the 5- and 10-year periods was above the median of its Performance Universe. The Board also noted that the Fund underperformed its benchmark index for the 1- and 3-year periods, outperformed its benchmark index for the 5-year period and was approximately equal to its benchmark index for the 10-year period. The Board noted that the Fund was generally performing in line with its Performance Universe and benchmark index for the 5- and 10-year periods. The Board noted the explanations from DMC and the Affiliated Sub-Adviser concerning the reasons for the Fund’s relative performance versus its Performance Universe and benchmark index for the 1- and 3-year periods and any actions that DMC has taken to address performance concerns.
Delaware Ivy Mid Cap Income Opportunities Fund. The Performance Universe for the Fund consisted of the Fund and all retail and institutional mid-cap core funds, regardless of asset size or primary channel of distribution. The Board noted that the Broadridge report comparison showed that the Fund’s total return for the 1-, 3-, and 5-year and since inception periods was in the first, third, third and first quartile, respectively, of its Performance Universe. The Broadridge report comparison showed that the Fund’s total return for the 3- and 5- year periods was below the median of its Performance Universe and for the 1-year and since inception periods was above the median of its Performance Universe. The Board also noted that the Fund outperformed its benchmark index for the 1- and 3-year and since inception periods and underperformed its benchmark index for the 5-year period. The Board noted that the Fund was generally performing in line with its Performance Universe and outperforming its benchmark index for the periods under review (except for the 5-year period).

Other Fund information (Unaudited)
Ivy Funds
Board Consideration of Investment Management Agreements and Sub-Advisory Agreements at a Meeting Held on August 13-15, 2024
(continued)
Delaware Ivy Small Cap Growth Fund. The Performance Universe consists of the Fund and all retail and institutional small-cap growth funds, regardless of asset size or primary channel of distribution. The Board noted that the Broadridge report comparison showed that the Fund’s total return for the 1-, 3-, 5-, and 10-year periods was in the third, third, fourth, and third quartile, respectively, of its Performance Universe. The Broadridge report comparison showed that the Fund’s total return for the 1-, 3-, 5-, and 10-year periods was below the median of its Performance Universe. The Board also noted that the Fund underperformed its benchmark index for the 1-, 3-, and 5-year periods and outperformed its benchmark index for the 10-year period. The Board noted the explanations from DMC and from the Affiliated Sub-Adviser concerning the reasons for the Fund’s relative performance versus its Performance Universe and benchmark index for the periods under review and any actions that DMC has taken to address performance concerns.
Delaware Ivy Smid Cap Core Fund. The Performance Universe consists of the Fund and all retail and institutional small-cap core funds, regardless of asset size or primary channel of distribution. The Board noted that the Broadridge report comparison showed that the Fund’s total return for the 1- and 10-year periods was in the second quartile of its Performance Universe and for the 3- and 5-year periods was in the third quartile of its Performance Universe. The Broadridge report comparison showed that the Fund’s total return for the 1- and 10-year periods was above the median of its Performance Universe and for the 3- and 5-year periods was below the median of its Performance Universe. The Board also noted that the Fund outperformed its benchmark index for the 3-year period and underperformed its benchmark index for the 1-, 5-, and 10-year periods. The Board, however, noted that the investment performance of the current portfolio management team and investment strategy only began as of November 2021. The Board also noted the limited period of performance data available since the Fund changed its portfolio management team and investment strategy and that it would continue to evaluate the Fund’s performance. The Board noted the explanations from DMC and from the Affiliated Sub-Adviser concerning the reasons for the Fund’s relative performance versus its Performance Universe and benchmark index for the various periods and any actions that DMC has taken to address performance concerns.
Delaware Ivy Systematic Emerging Markets Equity Fund. The Performance Universe consists of the Fund and all retail and institutional emerging markets funds, regardless of asset size or primary channel of distribution. The Board noted that the Broadridge report comparison showed that the Fund’s total return for the 1-, 3-, 5-, and 10-year periods was in the second, third, second and first quartile, respectively, of its Performance Universe. The Broadridge report comparison showed that the Fund’s total return for the 1-, 5-, and 10-year periods was above the median of its Performance Universe and for the 3-year period was below the median of its Performance Universe. The Board also noted that the Fund outperformed its benchmark index (net and gross of dividends) for the 1-, 5-, and 10-year periods and underperformed its benchmark index (net and gross of dividends) for the 3-year period. The Board, however, noted that the investment performance of the current portfolio management team and investment strategy only began as of November 2021. The Board noted the limited period of performance data available since the Fund changed its portfolio management team and investment strategy and that it would continue to evaluate the Fund’s performance. The Board noted that the Fund was generally outperforming its Performance Universe and benchmark index over the 1-, 5-, and 10-year periods.
Comparative expenses. The Board received and considered expense data for the Funds. DMC provided the Board with information on pricing levels and fee structures for each Fund as of its most recently completed fiscal year. The Broadridge total expenses (reflecting any applicable fee waivers and/or expense reimbursements), for comparative consistency, were shown by Broadridge for Institutional Class shares, including 12b-1 and non-12b-1 service fees (as applicable). The Board also considered the comparative analysis of contractual management fees and actual total expense ratios of each Fund versus contractual management fees and actual total expense ratios of a group of peer funds as selected by Broadridge (the “Expense Group”). Each Fund’s total expenses were also compared with those of its Expense Universe, which is comprised of the Fund, its Expense Group and all other similar with an institutional share class (i.e., funds without 12b-1 fees and non-12b-1 service fees) with assets equal to or greater than $100 million, excluding outliers (the “Expense Universe”). In reviewing comparative costs, each Fund’s contractual management fee and the actual management fee incurred by each Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to each Fund) and actual management fees, taking into account any applicable breakpoints and fee waivers and/or expense reimbursements, with a Fund’s Expense Universe.
The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees.

Delaware Ivy Core Equity Fund. The expense comparisons for the Fund showed that its actual management fee was above the median of its Expense Universe and its actual total expenses were above its Expense Group average. It was noted that consistent with DMC’s waiver methodology, its advisory fee waivers, if any, were at the fund level and not class level.
Delaware Ivy Global Bond Fund. The expense comparisons for the Fund showed that its actual management fee was above the median of its Expense Universe and its actual total expenses were above its Expense Group average. It was noted that consistent with DMC’s waiver methodology, its advisory fee waivers, if any, were at the fund level and not class level.
Delaware Ivy Global Growth Fund. The expense comparisons for the Fund showed that its actual management fee was above the median of its Expense Universe and its actual total expenses were above its Expense Group average. It was noted that consistent with DMC’s waiver methodology, its advisory fee waivers, if any, were at the fund level and not class level.
Delaware Ivy High Income Fund. The expense comparisons for the Fund showed that its actual management fee was above the median of its Expense Universe and its actual total expenses were above its Expense Group average. It was noted that consistent with DMC’s waiver methodology, its advisory fee waivers, if any, were at the fund level and not class level.
Delaware Ivy International Core Equity Fund. The expense comparisons for the Fund showed that its actual management fee was below the median of its Expense Universe and its actual total expenses were below its Expense Group average. It was noted that consistent with DMC’s waiver methodology, its advisory fee waivers, if any, were at the fund level and not class level.
Delaware Ivy Large Cap Growth Fund. The expense comparisons for the Fund showed that its actual management fee was above the median of its Expense Universe and its actual total expenses were below its Expense Group average. It was noted that consistent with DMC’s waiver methodology, its advisory fee waivers, if any, were at the fund level and not class level.
Delaware Ivy Mid Cap Growth Fund. The expense comparisons for the Fund showed that its actual management fee was above the median of its Expense Universe and its actual total expenses were below its Expense Group average. It was noted that consistent with DMC’s waiver methodology, its advisory fee waivers, if any, were at the fund level and not class level.
Delaware Ivy Mid Cap Income Opportunities Fund. The expense comparisons for the Fund showed that its actual management fee was above the median of its Expense Universe and its actual total expenses were below its Expense Group average. It was noted that consistent with DMC’s waiver methodology, its advisory fee waivers, if any, were at the fund level and not class level.
Delaware Ivy Small Cap Growth Fund. The expense comparisons for the Fund showed that its actual management fee was above the median of its Expense Universe and its actual total expenses were below its Expense Group average. It was noted that consistent with DMC’s waiver methodology, its advisory fee waivers, if any, were at the fund level and not class level.
Delaware Ivy Smid Cap Core Fund. The expense comparisons for the Fund showed that its actual management fee was above the median of its Expense Universe and its actual total expenses were below its Expense Group average. It was noted that consistent with DMC’s waiver methodology, its advisory fee waivers, if any, were at the fund level and not class level.
Delaware Ivy Systematic Emerging Markets Equity Fund. The expense comparisons for the Fund showed that its actual management fee was below the median of its Expense Universe and its actual total expenses were below its Expense Group average. It was noted that consistent with DMC’s waiver methodology, its advisory fee waivers, if any, were at the fund level and not class level.
The Board noted that DMC, and not the Funds, pays the sub-advisory fees to the Affiliated Sub-Advisers and, accordingly, that the retention of the Affiliated Sub-Advisers does not increase the fees and expenses incurred by the Funds.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to DMC under the Investment Management Agreement and to the Affiliated Sub-Advisers under the Sub-Advisory Agreements was reasonable.
Economies of scale. The Board received and considered information about the potential for DMC to realize economies of scale in the provision of management services to the Funds, the difficulties of calculating economies of scale at an individual Fund level, and the extent to which potential scale benefits are shared with shareholders, including the extent to which any economies of scale are reflected in the level of management fees charged. DMC discussed its advisory fee pricing and structure for the complex, including the current breakpoints. The Board

Other Fund information (Unaudited)
Ivy Funds
Board Consideration of Investment Management Agreements and Sub-Advisory Agreements at a Meeting Held on August 13-15, 2024
(continued)
considered the continuation and/or implementation of contractual fee waivers and/or expense reimbursements, as applicable. The Board noted that, as of March 31, 2024, Delaware Ivy International Core Equity Fund’s, Delaware Ivy Mid Cap Income Opportunities Fund’s, Delaware Ivy Small Cap Growth Fund’s and Delaware Ivy Systematic Emerging Markets Equity Fund’s net assets each exceeded their first breakpoint level;  Delaware Ivy Core Equity Fund’s and Delaware Ivy High Income Fund’s net assets each exceeded their third breakpoint level and Delaware Ivy Mid Cap Growth Fund’s and Delaware Ivy Large Cap Growth Fund’s net assets each exceeded their fourth breakpoint level and that breakpoints result in a lower advisory fee than would otherwise be the case in the absence of breakpoints, when the asset levels specified in the breakpoints schedule are exceeded. The Board considered whether the reorganization of assets from another Fund within the complex were expected to have economic benefits due to the increased assets under management represented by the combined Funds. The Board noted that each Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as DMC’s investment in its business, including investments in business infrastructure, technology and cybersecurity.
Management profitability. The Board received and considered the Investment Management Profitability Analysis that addressed the overall profitability of DMC’s business in providing management and other services to each Fund and the complex as a whole, including the methodology used by DMC in allocating costs for the purpose of determining profitability. The Board also reviewed a report prepared by JDL regarding DMC’s profitability as compared to certain peer fund complexes and the Independent Trustees discussed DMC’s profitability in such context with representatives from JDL. The Board recognized that calculating and comparing profitability at the individual fund level is difficult; that DMC’s profit, if any, can vary significantly depending on the particular fund; and that DMC’s support for, and commitment to, a fund is not solely dependent on the profits realized as to that fund.
The Board also received and considered information about the portion of the total management fee that was retained by DMC after payment of the fee to the Affiliated Sub-Advisers for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of the responsibilities retained and risk assumed by DMC and not delegated to or assumed by the Affiliated Sub-Advisers. Given the affiliation between DMC and the Affiliated Sub-Advisers, the Board ascribed limited relevance to the allocation of fees between them.
Based on its review, the Board determined that DMC’s profitability was not excessive in light of the nature, extent and quality of the services provided to each Fund.
Ancillary benefits. The Board received and considered information regarding the extent to which DMC and its affiliates might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as investment manager to the complex; the benefits from allocation of fund brokerage to improve trading efficiencies; the portfolio transactions executed through “soft dollar” arrangements; and the fees that various affiliates received for serving as transfer agent and for overseeing fund accounting and financial administration services to the complex. The Board considered that it receives periodic reports from DMC that include a representation that any soft dollar arrangements are consistent with regulatory requirements. The Board received information from DMC regarding its view of the performance of its affiliates in providing transfer agent and fund accounting and financial administration oversight services and the organizational structure employed to provide these services pursuant to their contracts with the Funds.
Based on its consideration of the factors and information it deemed relevant, including the costs of providing investment management and other services to the Funds and the ongoing commitment of DMC and its affiliates to the Funds, the Board did not find that any ancillary benefits received by DMC and its affiliates, including the Affiliated Sub-Advisers, were unreasonable.
Conclusion. Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board, including all of the Independent Trustees, unanimously approved the continuation of DMC’s Investment Management Agreement and of the Affiliated Sub-Advisers’ Sub-Advisory Agreements for an additional one-year period.

Contact information
Shareholder assistance by phone
800 523-1918, weekdays from 8:30am to
6:00pm ET
For securities dealers and financial
institutions representatives only
800 362-7500
Regular mail
Delaware Funds by Macquarie
P.O. Box 534437
Pittsburgh, PA 15253-4437
Overnight courier service
Delaware Funds by Macquarie
Attention: 534437
500 Ross Street, 154-0520
Pittsburgh, PA 15262
Macquarie Asset Management • 610 Market Street • Philadelphia, PA 19106-2354
Macquarie Asset Management (MAM) is the asset management division of Macquarie Group. MAM is an integrated asset manager across public and private markets offering a diverse range of capabilities, including real assets, real estate, credit, equities, and multi-asset solutions.
The Funds are advised by Delaware Management Company, a series of MIMBT, a US registered investment adviser, and distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.
Other than Macquarie Bank Limited ABN 46 008 583 542 (“Macquarie Bank”), any Macquarie Group entity noted in this document is not an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.
The Funds are governed by US laws and regulations.
(3989354)
SEMIANN-IVYFUNDS-1124
This page is not part of the Financial statements and other information.

Alternative / specialty funds
Delaware Climate Solutions Fund
Delaware Ivy Natural Resources Fund
Delaware Ivy Science and Technology Fund
Delaware Real Estate Securities Fund
Multi-asset funds
Delaware Ivy Asset Strategy Fund
Delaware Ivy Balanced Fund
Financial statements and other information
For the six months ended September 30, 2024

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
Form N-PORT and proxy voting information
Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Each Fund’s Form N-PORT, as well as a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities, are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Funds’ most recent Form N-PORT are available without charge on the Funds’ website at delawarefunds.com/literature.
Information (if any) regarding how the Funds voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Funds’ website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

Schedules of investments
Delaware Climate Solutions Fund
September 30, 2024 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 99.52%♦
Consumer Staples — 3.04%
Darling Ingredients †	107,930	$ 4,010,679
		4,010,679
Energy — 12.45%
Equinor	138,334	3,496,054
Neste	109,501	2,124,561
Occidental Petroleum	72,346	3,728,713
Schlumberger	75,653	3,173,643
Valero Energy	29,147	3,935,719
		16,458,690
Industrials — 22.54%
AP Moller - Maersk Class B	1,259	2,116,962
Cummins	17,227	5,577,930
Kingspan Group	57,835	5,430,371
Net Power †	192,946	1,352,551
Schneider Electric	20,564	5,406,811
Sunrun †	255,830	4,620,290
Waste Management	25,418	5,276,777
		29,781,692
Information Technology — 4.23%
First Solar †	22,399	5,587,207
		5,587,207
Materials — 17.89%
Alcoa	142,172	5,484,996
Anglo American	166,519	5,407,624
CF Industries Holdings	52,482	4,502,955
Holcim †	43,703	4,263,153
Nutrien	82,953	3,986,721
		23,645,449
Real Estate — 3.89%
Weyerhaeuser	151,972	5,145,772
		5,145,772
Utilities — 35.48%
AES	223,988	4,493,199
Ameren	57,169	5,000,001
American Electric Power	39,712	4,074,451
CMS Energy	70,776	4,998,909
NextEra Energy	57,639	4,872,225
Orsted 144A #, †	71,427	4,748,609
ReNew Energy Global Class A †	310,851	1,955,253
RWE	113,430	4,126,327
SSE	160,486	4,040,198
Terna - Rete Elettrica Nazionale	450,758	4,058,245
Xcel Energy	69,102	4,512,361
		46,879,778
Total Common Stocks (cost $121,286,393)		131,509,267

	Number of shares	Value (US $)

Short-Term Investments — 0.59%
Money Market Mutual Funds — 0.59%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.83%)	196,061	$ 196,061
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.83%)	196,060	196,060
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.89%)	196,060	196,060
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.83%)	196,060	196,060
Total Short-Term Investments (cost $784,241)		784,241
Total Value of Securities—100.11% (cost $122,070,634)		$132,293,508
♦	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.
†	Non-income producing security.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2024, the aggregate value of Rule 144A securities was $4,748,609, which represents 3.59% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”
See accompanying notes, which are an integral part of the financial statements.
    1

Consolidated schedules of investments
Delaware Ivy Asset Strategy Fund
September 30, 2024 (Unaudited)
	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations — 0.31%
Fannie Mae REMICs
Series 2015-18 NS 0.725% (6.01% minus SOFR, Cap 6.12%) 4/25/45 Σ, =, •	3,323,781	$ 463,240
Series 2015-37 SB 0.225% (5.51% minus SOFR, Cap 5.62%) 6/25/45 Σ, =, •	6,886,461	818,233
Series 2016-48 US 0.705% (5.99% minus SOFR, Cap 6.10%) 8/25/46 Σ, =, •	7,567,396	618,077
Series 2017-33 AI 4.50% 5/25/47 Σ, =	2,852,516	371,353
Series 2019-13 IP 5.00% 3/25/49 Σ, =	2,165,493	410,145
Series 4740 SB 0.693% (6.04% minus SOFR, Cap 6.15%) 11/15/47 Σ, =, •	3,263,188	446,235

Freddie Mac Structured Agency Credit Risk REMIC Trust Series 2023-HQA3 A1 144A 7.13% (SOFR + 1.85%) 11/25/43 #, •	477,486	482,599
GNMA Series 2021-162 IN 3.00% 9/20/51 Σ, =	14,027,018	2,039,480
Total Agency Collateralized Mortgage Obligations (cost $7,182,115)		5,649,362

Agency Mortgage-Backed Securities — 4.36%
Fannie Mae S.F. 15 yr
2.00% 8/1/36	1,329,512	1,222,433
2.50% 8/1/36	887,609	833,215
3.00% 11/1/33	313,270	304,163
Fannie Mae S.F. 30 yr
2.00% 6/1/50	95,285	79,498
2.00% 3/1/51	3,594,093	2,976,879
2.00% 9/1/51	1,292,107	1,070,995
2.50% 11/1/51	95,435	83,352
2.50% 2/1/52	4,605,018	3,995,031
2.50% 4/1/52	114,314	99,355
3.00% 4/1/47	1,729,275	1,582,599
3.00% 12/1/51	1,968,976	1,798,311
3.00% 2/1/52	236,715	213,900
3.00% 6/1/52	760,986	687,851
3.50% 1/1/48	325,931	310,196
3.50% 7/1/50	513,667	486,222
3.50% 6/1/52	3,117,504	2,905,147
3.50% 9/1/52	4,093,092	3,859,467
4.00% 9/1/52	700,824	673,304
4.50% 1/1/50	854,723	862,304
	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 30 yr
4.50% 10/1/52	2,853,711	$ 2,806,522
5.00% 2/1/53	856,034	856,215
5.00% 8/1/53	298,357	298,166
5.50% 8/1/52	1,888,819	1,918,766
6.00% 5/1/53	541,746	558,654
6.00% 6/1/53	1,576,263	1,614,039
6.00% 7/1/53	472,748	492,455
6.00% 9/1/53	1,017,647	1,040,278
Freddie Mac S.F. 20 yr
2.00% 8/1/42	2,705,792	2,358,994
2.50% 2/1/42	983,172	882,468
2.50% 3/1/42	887,355	795,857
3.00% 3/1/37	733,645	696,495
Freddie Mac S.F. 30 yr
2.00% 2/1/52	704,641	582,859
2.00% 3/1/52	1,656,194	1,371,124
2.50% 11/1/50	55,976	49,108
2.50% 1/1/52	4,436,856	3,881,031
2.50% 5/1/52	201,269	174,066
3.00% 12/1/46	1,727,258	1,581,461
3.50% 4/1/52	2,161,079	2,022,296
4.00% 9/1/49	551,443	539,124
4.00% 8/1/52	2,344,881	2,263,915
4.00% 9/1/52	2,165,793	2,087,589
4.50% 9/1/52	2,848,750	2,818,545
4.50% 10/1/52	2,778,443	2,731,261
4.50% 11/1/52	1,481,213	1,456,573
5.00% 7/1/52	756,804	771,478
5.00% 9/1/52	2,321,696	2,355,017
5.00% 6/1/53	1,493,650	1,493,620
5.50% 9/1/52	444,888	456,868
5.50% 2/1/53	3,057,353	3,119,609
5.50% 6/1/53	223,265	225,924
5.50% 9/1/53	4,986,346	5,073,751
GNMA II S.F. 30 yr
3.00% 12/20/51	585,881	534,397
3.00% 1/20/52	2,227,428	2,031,529
5.00% 9/20/52	2,038,638	2,045,064
5.50% 5/20/53	1,675,271	1,692,970
5.50% 2/20/54	642,480	652,557
Total Agency Mortgage-Backed Securities (cost $79,131,006)		80,374,867

Collateralized Debt Obligations — 0.15%
AIMCO CLO Series 2022-17A CR 144A 7.182% (TSFR03M + 1.90%, Floor 1.90%) 7/20/37 #, •	650,000	649,151
    2

	Principal amount°	Value (US $)

Collateralized Debt Obligations (continued)
Barings CLO Series 2018-2A CR 144A 7.336% (TSFR03M + 2.10%, Floor 1.95%) 7/15/36 #, •	600,000	$ 600,000
OHA Credit Funding Series 2022-11A CR 144A 7.106% (TSFR03M + 1.90%, Floor 1.90%) 7/19/37 #, •	850,000	848,906
TCW CLO Series 2024-2A C 144A 7.38% (TSFR03M + 2.15%, Floor 2.15%) 7/17/37 #, •	650,000	649,229
Total Collateralized Debt Obligations (cost $2,750,000)		2,747,286

Convertible Bond — 0.32%
New Cotai PIK 5.00% exercise price $0.40, maturity date 2/2/27 =, >>, π	2,195,766	5,936,085
Total Convertible Bond (cost $2,155,898)		5,936,085

Corporate Bonds — 14.41%
Banking — 1.70%
Banco de Credito del Peru 144A 3.125% 7/1/30 #, μ	1,562,000	1,526,879
Bank of America
2.482% 9/21/36 μ	580,000	489,593
5.468% 1/23/35 μ	830,000	873,150
5.819% 9/15/29 μ	495,000	521,071
5.872% 9/15/34 μ	255,000	275,228
6.204% 11/10/28 μ	470,000	496,228

Bank of Montreal 7.70% 5/26/84 μ	885,000	936,137
Bank of New York Mellon 4.70% 9/20/25 μ, ψ	455,000	452,590
Barclays
6.224% 5/9/34 μ	684,000	737,189
7.385% 11/2/28 μ	305,000	329,488
Citibank
5.438% 4/30/26	320,000	326,343
5.488% 12/4/26	1,385,000	1,425,366
5.57% 4/30/34	885,000	944,509
Citigroup
5.61% 9/29/26 μ	88,000	88,793
7.00% 8/15/34 μ, ψ	285,000	305,693

Citizens Bank 6.064% 10/24/25 μ	840,000	840,002
Credit Agricole 144A 5.514% 7/5/33 #	915,000	971,293
Deutsche Bank
3.729% 1/14/32 μ	301,000	270,217
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Banking (continued)
Deutsche Bank
6.72% 1/18/29 μ	939,000	$ 994,276
6.819% 11/20/29 μ	815,000	877,511
7.146% 7/13/27 μ	355,000	369,610

Fifth Third Bancorp 6.361% 10/27/28 μ	1,099,000	1,157,866
Fifth Third Bank 5.852% 10/27/25 μ	625,000	625,223
Goldman Sachs Group
5.727% 4/25/30 μ	355,000	373,167
5.851% 4/25/35 μ	415,000	446,090
6.125% 11/10/34 μ, ψ	355,000	357,426
6.484% 10/24/29 μ	555,000	597,766

Huntington Bancshares 6.208% 8/21/29 μ	545,000	576,703
Huntington National Bank 4.552% 5/17/28 μ	985,000	985,995
JPMorgan Chase & Co.
1.764% 11/19/31 μ	705,000	606,242
5.012% 1/23/30 μ	920,000	943,759
5.571% 4/22/28 μ	465,000	479,509
6.254% 10/23/34 μ	246,000	273,695

KeyBank 5.85% 11/15/27	205,000	212,612
Lloyds Banking Group 5.721% 6/5/30 μ	295,000	309,236
Morgan Stanley
2.484% 9/16/36 μ	730,000	611,056
5.164% 4/20/29 μ	780,000	801,975
5.831% 4/19/35 μ	768,000	825,248
6.138% 10/16/26 μ	340,000	345,421
6.296% 10/18/28 μ	575,000	608,029
6.407% 11/1/29 μ	530,000	569,662
6.627% 11/1/34 μ	495,000	560,103
PNC Financial Services Group
5.676% 1/22/35 μ	340,000	360,597
6.875% 10/20/34 μ	615,000	704,450

Popular 7.25% 3/13/28	320,000	338,137
Regions Financial 5.502% 9/6/35 μ	435,000	442,838
State Street 4.993% 3/18/27	520,000	532,361
SVB Financial Group 4.57% 4/29/33 ‡	390,000	228,511
UBS Group
144A 5.699% 2/8/35 #, μ	200,000	211,194
144A 6.85% 9/10/29 #, μ, ψ	920,000	933,254
US Bancorp
4.653% 2/1/29 μ	411,000	415,073
5.384% 1/23/30 μ	155,000	161,005
5.678% 1/23/35 μ	345,000	365,845
5.727% 10/21/26 μ	120,000	121,529
    3

Consolidated schedules of investments
Delaware Ivy Asset Strategy Fund
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Banking (continued)
US Bancorp
6.787% 10/26/27 μ	220,000	$ 231,065
		31,363,808
Basic Industry — 0.20%
Freeport-McMoRan 5.45% 3/15/43	1,070,000	1,075,629
LYB International Finance III
3.625% 4/1/51	395,000	294,663
5.50% 3/1/34	1,210,000	1,259,454

Sherwin-Williams 2.90% 3/15/52	1,650,000	1,111,047
		3,740,793
Brokerage — 0.11%
Jefferies Financial Group
2.625% 10/15/31	2,195,000	1,904,770
5.875% 7/21/28	135,000	140,868
		2,045,638
Capital Goods — 0.18%
Amphenol
2.20% 9/15/31	230,000	198,885
5.05% 4/5/27	235,000	240,615
Boeing
2.196% 2/4/26	800,000	770,691
144A 6.858% 5/1/54 #	1,275,000	1,400,378

Northrop Grumman 5.20% 6/1/54	625,000	636,998
		3,247,567
Communication Services — 2.90%
Advantage Sales & Marketing 144A 6.50% 11/15/28 #	3,145,000	2,988,471
CCO Holdings 144A 4.50% 8/15/30 #	8,000,000	7,257,660
Connect Finco
144A 6.75% 10/1/26 #	7,000,000	7,000,000
144A 9.00% 9/15/29 #	2,850,000	2,761,608
Consolidated Communications
144A 5.00% 10/1/28 #	2,500,000	2,303,371
144A 6.50% 10/1/28 #	2,500,000	2,366,767

Directv Financing 144A 5.875% 8/15/27 #	3,635,000	3,571,523
Frontier Communications Holdings
5.875% 11/1/29	7,927,781	7,877,351
144A 6.00% 1/15/30 #	461,000	460,626
Gray Television
144A 4.75% 10/15/30 #	4,830,000	3,076,980
144A 5.375% 11/15/31 #	4,780,000	2,993,050

Sable International Finance 144A 7.125% 10/15/32 #	3,500,000	3,516,345
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Communication Services (continued)

Sirius XM Radio 144A 4.125% 7/1/30 #	8,155,000	$ 7,401,253
		53,575,005
Communications — 0.70%
American Tower
2.30% 9/15/31	310,000	266,898
5.20% 2/15/29	1,410,000	1,456,748
5.45% 2/15/34	465,000	486,346

AT&T 3.50% 9/15/53	3,130,000	2,301,380
Cellnex Finance 144A 3.875% 7/7/41 #	355,000	290,387
Charter Communications Operating 3.85% 4/1/61	1,790,000	1,098,748
Crown Castle 1.05% 7/15/26	560,000	528,464
Meta Platforms
4.30% 8/15/29	285,000	289,461
4.55% 8/15/31	120,000	122,724
4.75% 8/15/34	255,000	260,377
5.40% 8/15/54	295,000	309,290

Netflix 4.90% 8/15/34	1,360,000	1,407,243
Rogers Communications
5.00% 2/15/29	575,000	586,955
5.30% 2/15/34	640,000	651,351
T-Mobile USA
5.25% 6/15/55	620,000	617,433
5.75% 1/15/34	1,730,000	1,858,523

Verizon Communications 2.875% 11/20/50	495,000	336,033
		12,868,361
Consumer Cyclical — 0.35%
Aptiv 3.10% 12/1/51	1,435,000	913,032
Ford Motor Credit 6.80% 5/12/28	1,060,000	1,110,989
General Motors
5.40% 4/1/48	115,000	105,805
5.95% 4/1/49	135,000	133,922
General Motors Financial
5.60% 6/18/31	195,000	200,326
5.95% 4/4/34	670,000	693,671
Home Depot
4.85% 6/25/31	150,000	155,536
4.875% 6/25/27	175,000	179,580
4.95% 6/25/34	450,000	468,009
Hyundai Capital America
144A 5.275% 6/24/27 #	255,000	260,800
144A 5.40% 6/24/31 #	275,000	285,334

Uber Technologies 5.35% 9/15/54	305,000	302,689

4

	Principal amount°	Value (US $)

Corporate Bonds (continued)
Consumer Cyclical (continued)

VICI Properties 4.95% 2/15/30	1,595,000	$ 1,605,765
		6,415,458
Consumer Discretionary — 2.26%
Bath & Body Works 6.875% 11/1/35	7,245,000	7,557,383
Carnival 144A 7.625% 3/1/26 #	7,735,000	7,811,459
Clarios Global 144A 8.50% 5/15/27 #	2,700,000	2,713,854
Ford Motor 6.10% 8/19/32	7,000,000	7,177,622
Light & Wonder International 144A 7.25% 11/15/29 #	1,610,000	1,666,936
Royal Caribbean Cruises 144A 5.50% 4/1/28 #	7,565,000	7,665,644
S&S Holdings 144A 8.375% 10/1/31 #	3,500,000	3,526,619
Victra Holdings 144A 8.75% 9/15/29 #	3,500,000	3,677,960
		41,797,477
Consumer Non-Cyclical — 0.42%
AbbVie 5.35% 3/15/44	660,000	696,730
Amgen 5.15% 3/2/28	285,000	293,552
Bunge Limited Finance 4.20% 9/17/29	935,000	932,889
Gilead Sciences 4.80% 4/1/44	360,000	347,975
HCA
5.45% 4/1/31	305,000	317,882
6.00% 4/1/54	1,025,000	1,083,776

JBS USA Holding Lux 3.625% 1/15/32	2,000,000	1,829,749
Royalty Pharma 3.35% 9/2/51	2,960,000	2,047,689
Zoetis 5.40% 11/14/25	165,000	166,607
		7,716,849
Electric — 0.90%
AEP Texas 5.40% 6/1/33	185,000	190,153
Appalachian Power 4.50% 8/1/32	925,000	913,124
Berkshire Hathaway Energy 2.85% 5/15/51	1,725,000	1,168,683
Constellation Energy Generation 5.75% 3/15/54	535,000	566,572
Dominion Energy 6.875% 2/1/55 μ	435,000	462,112
DTE Energy 5.10% 3/1/29	440,000	453,265
Duke Energy 6.45% 9/1/54 μ	255,000	265,404
Duke Energy Carolinas 4.95% 1/15/33	1,325,000	1,366,632
Exelon 5.45% 3/15/34	245,000	257,116
NextEra Energy Capital Holdings
5.55% 3/15/54	915,000	956,841
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Electric (continued)
NextEra Energy Capital Holdings
5.749% 9/1/25	170,000	$ 171,769

NRG Energy 144A 2.00% 12/2/25 #	3,470,000	3,349,150
Oglethorpe Power 6.20% 12/1/53	110,000	120,531
Pacific Gas & Electric 4.95% 7/1/50	2,560,000	2,329,599
PacifiCorp
5.10% 2/15/29	110,000	113,697
5.45% 2/15/34	190,000	197,553
5.80% 1/15/55	175,000	183,768

Southern California Edison 5.20% 6/1/34	1,305,000	1,353,492
Vistra Operations
144A 6.00% 4/15/34 #	200,000	213,890
144A 6.95% 10/15/33 #	1,830,000	2,064,617
		16,697,968
Energy — 1.73%
BP Capital Markets America
2.721% 1/12/32	530,000	472,545
2.939% 6/4/51	1,255,000	853,790
5.227% 11/17/34	335,000	348,915
Cheniere Energy Partners
4.50% 10/1/29	840,000	829,039
144A 5.75% 8/15/34 #	254,000	264,806
Diamondback Energy
5.20% 4/18/27	225,000	229,687
5.40% 4/18/34	1,085,000	1,108,112
5.75% 4/18/54	750,000	756,286
Enbridge
5.25% 4/5/27	445,000	455,715
5.75% 7/15/80 μ	190,000	186,764
Energy Transfer
5.75% 2/15/33	1,680,000	1,758,387
5.95% 5/15/54	730,000	747,707
6.75% 5/15/25 μ, ψ	5,879,000	5,870,211
Eni
144A 5.50% 5/15/34 #	355,000	367,896
144A 5.95% 5/15/54 #	375,000	386,479
Enterprise Products Operating
3.30% 2/15/53	1,425,000	1,019,694
4.95% 2/15/35	310,000	314,937
5.35% 1/31/33	105,000	110,246
5.55% 2/16/55	295,000	304,963
Hilcorp Energy I
144A 6.00% 2/1/31 #	3,725,000	3,629,885
144A 6.25% 4/15/32 #	3,487,000	3,396,959
    5

Consolidated schedules of investments
Delaware Ivy Asset Strategy Fund
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Energy (continued)
Kinder Morgan
5.00% 2/1/29	165,000	$ 168,597
5.20% 6/1/33	120,000	121,529
Occidental Petroleum
5.375% 1/1/32	260,000	263,785
5.55% 10/1/34	545,000	553,690
6.05% 10/1/54	175,000	177,812
6.125% 1/1/31	1,478,000	1,560,647

ONEOK 5.65% 11/1/28	165,000	172,537
Targa Resources Partners 5.00% 1/15/28	1,935,000	1,936,100
TotalEnergies Capital 5.488% 4/5/54	390,000	403,339
Transocean 144A 8.00% 2/1/27 #	3,117,000	3,117,545
		31,888,604
Finance Companies — 0.38%
AerCap Ireland Capital DAC
3.65% 7/21/27	1,810,000	1,775,705
5.10% 1/19/29	400,000	408,992
Air Lease
4.625% 10/1/28	769,000	772,055
5.10% 3/1/29	556,000	569,702
5.20% 7/15/31	80,000	81,820

Apollo Debt Solutions BDC 144A 6.70% 7/29/31 #	410,000	422,563
Aviation Capital Group
144A 3.50% 11/1/27 #	1,605,000	1,548,958
144A 5.375% 7/15/29 #	445,000	454,794

Blue Owl Credit Income 144A 5.80% 3/15/30 #	1,020,000	1,010,616
		7,045,205
Financials — 0.04%
KeyBank 5.00% 1/26/33	710,000	703,811
		703,811
Healthcare — 0.00%
Humana 5.75% 3/1/28	85,000	88,669
		88,669
Industrials — 0.58%
AerCap Holdings 5.875% 10/10/79 μ	10,000,000	10,005,508
Wesco Aircraft Holdings 144A 8.50% 11/15/24 #, ‡	4,873,000	706,585
		10,712,093
Information Technology — 0.18%
NCR Voyix
144A 5.00% 10/1/28 #	810,000	795,714
144A 5.125% 4/15/29 #	2,244,000	2,197,826
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Information Technology (continued)
Workday
3.50% 4/1/27	55,000	$ 54,146
3.70% 4/1/29	110,000	107,468
3.80% 4/1/32	110,000	104,463
		3,259,617
Insurance — 0.75%
AIA Group
144A 3.20% 9/16/40 #	1,432,000	1,125,242
144A 3.375% 4/7/30 #	1,960,000	1,864,281

Aon 5.00% 9/12/32	1,605,000	1,647,045
Aon North America
5.30% 3/1/31	295,000	307,912
5.75% 3/1/54	115,000	121,923
Athene Holding
3.45% 5/15/52	985,000	676,395
3.95% 5/25/51	440,000	338,687

Berkshire Hathaway Finance 3.85% 3/15/52	293,000	247,622
Elevance Health
5.15% 6/15/29	170,000	176,443
5.375% 6/15/34	1,180,000	1,240,886

Marsh & McLennan 5.70% 9/15/53	975,000	1,049,164
New York Life Global Funding 144A 5.45% 9/18/26 #	710,000	730,130
UnitedHealth Group
4.50% 4/15/33	1,166,000	1,171,591
4.90% 4/15/31	1,340,000	1,386,649
5.375% 4/15/54	1,278,000	1,329,549
5.50% 7/15/44	500,000	529,463
		13,942,982
Natural Gas — 0.10%
Atmos Energy 2.85% 2/15/52	385,000	259,453
Engie
144A 5.25% 4/10/29 #	330,000	341,631
144A 5.625% 4/10/34 #	310,000	325,918

Sempra 6.40% 10/1/54 μ	905,000	908,966
		1,835,968
Real Estate Investment Trusts — 0.09%
CIBANCO Institucion de Banca Multiple Trust 144A 4.375% 7/22/31 #	1,000,000	828,994
Extra Space Storage 5.40% 2/1/34	725,000	749,266
		1,578,260
Technology — 0.65%
Apple
1.40% 8/5/28	365,000	334,961
2.40% 8/20/50	3,122,000	2,068,977

6

	Principal amount°	Value (US $)

Corporate Bonds (continued)
Technology (continued)
Broadcom
144A 3.469% 4/15/34 #	1,970,000	$ 1,774,750
5.05% 7/12/29	415,000	427,647
5.15% 11/15/31	260,000	269,928

CDW 3.276% 12/1/28	1,035,000	981,009
Entegris 144A 4.75% 4/15/29 #	385,000	379,745
Oracle
3.60% 4/1/50	665,000	506,706
4.20% 9/27/29	290,000	289,607
4.65% 5/6/30	810,000	826,378
5.375% 9/27/54	290,000	290,038

Roper Technologies 4.90% 10/15/34	910,000	916,730
Tencent Holdings 144A 3.24% 6/3/50 #	3,910,000	2,874,952
		11,941,428
Transportation — 0.04%
Burlington Northern Santa Fe 2.875% 6/15/52	835,000	576,651
ERAC USA Finance 144A 4.90% 5/1/33 #	255,000	260,077
		836,728
Utilities — 0.15%
Vistra 144A 8.00% 10/15/26 #, μ, ψ	2,600,000	2,725,822
		2,725,822
Total Corporate Bonds (cost $262,225,106)		266,028,111

Government Agency Obligation — 0.13%
Petroleos Mexicanos 6.70% 2/16/32	2,595,000	2,328,223
Total Government Agency Obligation (cost $2,604,811)		2,328,223

Non-Agency Asset-Backed Securities — 0.04%
Ford Credit Auto Owner Trust Series 2024-B A3 5.10% 4/15/29	800,000	817,324
Total Non-Agency Asset-Backed Securities (cost $799,993)		817,324

Non-Agency Collateralized Mortgage Obligations — 0.45%
COLT Mortgage Loan Trust Series 2021-3 B1 144A 3.059% 9/27/66 #, •	2,000,000	1,374,753
Connecticut Avenue Securities Trust Series 2023-R08 1M1 144A 6.78% (SOFR + 1.50%) 10/25/43 #, •	1,221,819	1,225,305
	Principal amount°	Value (US $)

Non-Agency Collateralized Mortgage Obligations (continued)
CSMC Trust Series 2020-NQM1 B1 144A 4.462% 5/25/65 #, •	4,968,250	$ 4,572,910
Verus Securitization Trust Series 2019-INV2 B1 144A 4.452% 7/25/59 #, •	1,097,000	1,070,867
Total Non-Agency Collateralized Mortgage Obligations (cost $9,490,907)		8,243,835

Non-Agency Commercial Mortgage-Backed Securities — 1.09%
BANK Series 2020-BN25 A5 2.649% 1/15/63	2,163,000	1,956,773
BBCMS Mortgage Trust Series 2020-C7 A5 2.037% 4/15/53	1,250,000	1,097,524
Benchmark Mortgage Trust
Series 2018-B1 A5 3.666% 1/15/51 •	2,000,000	1,945,232
Series 2020-B20 A5 2.034% 10/15/53	2,000,000	1,683,241
Series 2021-B24 A5 2.584% 3/15/54	2,250,000	1,957,291
Series 2021-B25 A5 2.577% 4/15/54	4,000,000	3,427,875
Series 2022-B35 A5 4.592% 5/15/55 •	2,000,000	1,932,468

Citigroup Commercial Mortgage Trust Series 2020-555 A 144A 2.647% 12/10/41 #	2,000,000	1,765,232
Grace Trust Series 2020-GRCE A 144A 2.347% 12/10/40 #	2,225,000	1,926,229
GS Mortgage Securities Trust Series 2020-GC47 A5 2.377% 5/12/53	2,813,000	2,500,324
Total Non-Agency Commercial Mortgage-Backed Securities (cost $20,184,678)		20,192,189

Loan Agreements — 1.57%
Consumer Discretionary — 0.57%
PetSmart 8.695% (SOFR01M + 3.85%) 2/11/28 •	4,200,126	4,170,498
Staples 10.689% (SOFR03M + 5.75%) 9/4/29 •	7,000,000	6,378,750
		10,549,248
Financials — 0.30%
Ardonagh Group Finco Pty Tranche B TBD 2/17/31 X	5,500,000	5,512,034
		5,512,034
    7

Consolidated schedules of investments
Delaware Ivy Asset Strategy Fund
	Principal amount°	Value (US $)

Loan Agreements (continued)
Healthcare — 0.44%
Heartland Dental 9.345% (SOFR01M + 4.50%) 4/28/28 •	8,318,200	$ 8,184,918
		8,184,918
Industrials — 0.22%
White Cap Buyer Tranche C 8.095% (SOFR01M + 3.25%) 10/19/29 •	3,987,031	3,960,525
		3,960,525
Information Technology — 0.04%
MLN US HoldCo 1st Lien 12.079% (SOFR03M + 6.80%) 10/18/27 •	7,567,274	794,564
		794,564
Total Loan Agreements (cost $35,788,975)		29,001,289

US Treasury Obligations — 0.75%
US Treasury Bond 4.25% 8/15/54	210,000	214,462
US Treasury Notes
3.375% 9/30/29	4,645,000	4,631,392
3.50% 9/30/31	745,000	743,661
3.875% 8/15/34	3,450,000	3,474,527
4.00% 8/31/26	550,000	550,838
4.375% 7/15/27	3,805,000	3,885,113
4.625% 5/31/31	325,000	343,491
Total US Treasury Obligations (cost $13,766,144)		13,843,484
	Number of shares
Common Stocks — 66.71%
Communication Services — 6.92%
Alphabet Class A	252,850	41,935,172
Deutsche Telekom	800,337	23,510,723
Meta Platforms Class A	36,885	21,114,449
Netflix †	29,009	20,575,213
New Cotai =, †, π	1,819,823	1,967,901
Sea ADR †	198,411	18,706,189
		127,809,647
Consumer Discretionary — 6.73%
Amazon.com †	218,495	40,712,173
DraftKings Class A †	203,331	7,970,575
Ferrari	43,455	20,301,701
Home Depot	68,945	27,936,514
LVMH Moet Hennessy Louis Vuitton	30,184	23,133,132
	Number of shares	Value (US $)
Common Stocks (continued)
Consumer Discretionary (continued)
Media Group Holdings Series H <<, =, †	640,301	$ 1,470,067
Media Group Holdings Series T <<, =, †	80,253	0
Studio City International Holdings †, π	184,458	1,383,435
Studio City International Holdings ADR †	163,034	1,222,755
		124,130,352
Consumer Staples — 4.22%
BJ's Wholesale Club Holdings †	197,988	16,330,050
Casey's General Stores	53,784	20,207,187
Coca-Cola	278,720	20,028,819
Procter & Gamble	122,616	21,237,091
		77,803,147
Energy — 1.08%
Canadian Natural Resources	297,387	9,876,222
ConocoPhillips	94,788	9,979,281
		19,855,503
Financials — 10.79%
Adyen 144A #, †	9,283	14,493,587
Aon Class A	40,498	14,011,903
Blue Owl Capital	915,741	17,728,746
BNP Paribas	264,691	18,135,140
Discover Financial Services	111,460	15,636,723
HDFC Bank	1,130,874	23,373,521
Intercontinental Exchange	138,373	22,228,239
KB Financial Group	244,689	15,137,524
Mastercard Class A	58,171	28,724,840
Mitsubishi UFJ Financial Group	1,673,300	16,922,189
Morgan Stanley	122,416	12,760,644
		199,153,056
Healthcare — 8.60%
AstraZeneca	102,286	15,846,737
Danaher	57,132	15,883,839
Eli Lilly & Co.	31,039	27,498,692
Genmab †	55,478	13,420,994
Hoya	184,100	25,342,971
Thermo Fisher Scientific	24,223	14,983,621
UnitedHealth Group	44,434	25,979,671
Vertex Pharmaceuticals †	42,580	19,803,106
		158,759,631
Industrials — 8.49%
Airbus	136,802	19,982,332
CSX	536,824	18,536,533
Epiroc Class A	439,249	9,493,558
Howmet Aerospace	224,167	22,472,742

8

	Number of shares	Value (US $)
Common Stocks (continued)
Industrials (continued)
Ingersoll Rand	210,978	$ 20,709,600
ITOCHU	314,700	16,811,735
Siemens	88,000	17,763,559
Thales	91,597	14,534,569
Vinci	140,277	16,387,874
		156,692,502
Information Technology — 17.02%
Apple	169,283	39,442,939
CDW	64,339	14,559,916
KLA	30,463	23,590,852
Lam Research	16,971	13,849,694
Microchip Technology	214,723	17,240,109
Microsoft	159,681	68,710,734
NVIDIA	413,652	50,233,899
Salesforce	97,219	26,609,812
SAP	105,109	23,915,226
Taiwan Semiconductor Manufacturing	1,192,550	36,063,083
		314,216,264
Materials — 1.76%
Mondi	660,692	12,551,866
Sherwin-Williams	52,442	20,015,538
		32,567,404
Utilities — 1.10%
NTPC	3,843,667	20,328,017
		20,328,017
Total Common Stocks (cost $1,412,093,594)		1,231,315,523

Preferred Stock — 0.41%
Energy — 0.41%
Petroleo Brasileiro 12.88% ω	1,142,502	7,566,766
Total Preferred Stock (cost $6,938,173)		7,566,766

Exchange-Traded Funds — 1.50%
iShares Core MSCI Europe ETF	111,448	6,790,527
Vanguard S&P 500 ETF	39,608	20,899,953
Total Exchange-Traded Funds (cost $26,193,299)		27,690,480

	Principal amount°	Value (US $)
Municipal Bond — 0.05%
GDB Debt Recovery Authority of Puerto Rico Revenue 7.50% 8/20/40	1,002,095	$ 977,043
Total Municipal Bond (cost $951,243)		977,043
	Troy Ounces
Bullion — 4.68%
Gold	32,846	86,416,486
Total Bullion (cost $38,406,159)		86,416,486
	Number of shares
Short-Term Investments — 3.19%
Money Market Mutual Funds — 3.19%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.83%)	14,723,594	14,723,594
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.83%)	14,723,594	14,723,594
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.89%)	14,723,594	14,723,594
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.83%)	14,723,594	14,723,594
Total Short-Term Investments (cost $58,894,376)		58,894,376
Total Value of Securities—100.12% (cost $1,979,556,477)		$1,848,022,729
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
Σ	Interest only security. An interest only security is the interest only portion of a fixed income security, which is separated and sold individually from the principal portion of the security.
    9

Consolidated schedules of investments
Delaware Ivy Asset Strategy Fund
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in “Notes to financial statements.”
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at September 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2024, the aggregate value of Rule 144A securities was $145,458,238, which represents 7.88% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”
>>	PIK. 100% of the income received was in the form of principal.
π	Restricted security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At September 30, 2024, the aggregate value of restricted securities was $9,287,421, which represented 0.50% of the Fund’s net assets. See Note 9 in "Notes to financial statements" and table on the next column for additional details on restricted securities.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at September 30, 2024. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
‡	Non-income producing security. Security is currently in default.
X	This loan will settle after September 30, 2024, at which time the interest rate, based on the SOFR and the agreed upon spread on trade date, will be reflected.
†	Non-income producing security.
<<	Affiliated company. See Note 2 in “Notes to financial statements.”
ω	Perpetual security with no stated maturity date.
Restricted Securities
Investments	Date of Acquisition	Cost	Value
New Cotai PIK	2/7/22	$2,155,898	$5,936,085
New Cotai	9/29/20	12,323,960	1,967,901
Studio City International Holdings	2/7/22	554,462	1,383,435
Total		$15,034,320	$9,287,421

The following futures contracts and swap contracts were outstanding at September 30, 2024:1
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
(30)	US Treasury 10 yr Notes	$(3,428,438)	$(3,438,206)	12/19/24	$9,768	$—	$13,594
(95)	US Treasury 10 yr Ultra Notes	(11,238,204)	(11,244,644)	12/19/24	6,440	—	48,984
87	US Treasury Long Bonds	10,804,313	10,857,327	12/19/24	—	(53,014)	(59,813)
(63)	US Treasury Ultra Bonds	(8,384,906)	(8,440,848)	12/19/24	55,942	—	49,219
Total Futures Contracts			$(12,266,371)		$72,150	$(53,014)	$51,984
10

Swap Contracts
CDS Contracts[2]
Counterparty/ Reference Obligation/ Termination Date/ Payment Frequency	Notional Amount[3]	Annual Protection Payments	Value	Amortized Upfront Payments Paid (Received)	Unrealized Depreciation[4]	Variation Margin Due from (Due to) Brokers
Centrally Cleared:
Protection Purchased/Moody’s Ratings:
CDX.NA.HY.42[5] 6/20/29-Quarterly	1,620,000	5.000%	$(125,606)	$(115,190)	$(10,416)	$220
			$(125,606)	$(115,190)	$(10,416)	$220
The use of futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) and variation margin are reflected in the Fund’s net assets.
[1]	See Note 7 in “Notes to financial statements.”
[2]	A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the CDS agreement.
[3]	Notional amount shown is stated in USD unless noted that the swap is denominated in another currency.
[4]	Unrealized appreciation (depreciation) does not include periodic interest payments (receipt) on swap contracts accrued daily in the amount of $2,475.
[5]	Markit's North American High Yield CDX Index, or the CDX.NA.HY Index, is composed of 100 liquid North American entities with high yield credit ratings that trade in the CDS market.
Summary of abbreviations:
ADR – American Depositary Receipt
BDC – Business Development Company
CDX.NA.HY – Credit Default Swap Index North America High Yield
CLO – Collateralized Loan Obligation
DAC – Designated Activity Company
ETF – Exchange-Traded Fund
GNMA – Government National Mortgage Association
Summary of abbreviations: (continued)
GS – Goldman Sachs
MSCI – Morgan Stanley Capital International
PIK – Payment-in-kind
REMIC – Real Estate Mortgage Investment Conduit
S&P – Standard & Poor’s Financial Services LLC
S.F. – Single Family
SOFR – Secured Overnight Financing Rate
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
TBD – To be determined
TSFR03M – 3 Month Term Secured Overnight Financing Rate
USD – US Dollar
yr – Year
See accompanying notes, which are an integral part of the financial statements.

    11

Schedules of investments
Delaware Ivy Balanced Fund
September 30, 2024 (Unaudited)
	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations — 0.91%
Fannie Mae REMICs
Series 2016-36 VB 3.50% 6/25/29	2,866,597	$ 2,840,482
Series 2016-71 NB 3.00% 10/25/46	4,129,473	3,899,059

Freddie Mac REMICs Series 4616 HW 3.00% 6/15/45	2,299,708	2,237,602
Freddie Mac Structured Agency Credit Risk REMIC Trust
Series 2021-HQA2 M2 144A 7.33% (SOFR + 2.05%) 12/25/33 #, •	4,145,387	4,227,979
Series 2023-HQA3 A1 144A 7.13% (SOFR + 1.85%) 11/25/43 #, •	1,050,468	1,061,718
Total Agency Collateralized Mortgage Obligations (cost $14,639,912)		14,266,840

Agency Mortgage-Backed Securities — 9.70%
Fannie Mae S.F. 15 yr
2.00% 8/1/36	2,535,463	2,331,256
2.50% 8/1/36	2,214,662	2,078,944
3.00% 11/1/33	725,561	704,471

Fannie Mae S.F. 20 yr 2.00% 5/1/41	2,016,767	1,762,902
Fannie Mae S.F. 30 yr
2.00% 6/1/50	669,280	558,390
2.00% 3/1/51	1,874,170	1,552,319
2.00% 9/1/51	4,675,019	3,875,005
2.50% 8/1/50	1,685,189	1,485,648
2.50% 11/1/51	583,746	509,837
2.50% 1/1/52	162,326	141,155
2.50% 2/1/52	1,371,529	1,196,628
2.50% 4/1/52	1,915,184	1,664,576
3.00% 12/1/51	3,149,729	2,876,719
3.00% 5/1/52	2,347,902	2,121,386
3.00% 6/1/52	1,882,928	1,701,970
3.50% 7/1/50	5,251,876	4,971,268
3.50% 8/1/51	3,628,818	3,403,139
3.50% 6/1/52	5,460,772	5,139,118
3.50% 9/1/52	4,744,505	4,473,698
4.00% 6/1/52	1,312,759	1,260,617
4.00% 9/1/52	408,445	392,406
4.50% 5/1/49	1,608,213	1,595,166
4.50% 1/1/50	1,845,086	1,861,452
4.50% 10/1/52	7,928,142	7,797,040
4.50% 2/1/53	1,543,775	1,518,246
5.00% 8/1/53	2,406,830	2,433,387
5.50% 10/1/52	3,761,808	3,826,850
	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 30 yr
5.50% 11/1/52	1,645,083	$ 1,679,813
6.00% 5/1/53	1,040,872	1,073,359
6.00% 6/1/53	247,990	253,933
6.00% 9/1/53	5,678,399	5,804,677
Freddie Mac S.F. 20 yr
2.00% 3/1/41	7,261,885	6,341,944
2.50% 2/1/42	2,990,288	2,684,000
2.50% 3/1/42	1,019,248	914,150
3.00% 3/1/37	1,770,035	1,680,405
Freddie Mac S.F. 30 yr
2.00% 2/1/52	4,004,233	3,312,189
2.00% 3/1/52	2,902,258	2,402,711
2.50% 11/1/50	340,886	299,064
2.50% 12/1/51	1,583,272	1,386,914
2.50% 1/1/52	10,174,191	8,892,726
2.50% 5/1/52	240,993	208,421
3.00% 8/1/51	305,605	277,279
3.00% 1/1/52	7,369,492	6,627,093
3.50% 4/1/52	357,561	335,024
4.00% 9/1/49	972,306	950,586
4.00% 8/1/52	6,024,023	5,816,019
4.00% 9/1/52	2,279,874	2,192,936
4.50% 9/1/52	2,964,149	2,919,286
4.50% 10/1/52	4,402,872	4,328,105
4.50% 11/1/52	425,893	418,809
5.00% 7/1/52	1,443,356	1,471,342
5.00% 9/1/52	2,621,389	2,659,011
5.00% 6/1/53	5,286,286	5,286,181
5.50% 9/1/52	1,142,351	1,173,113
5.50% 11/1/52	890,368	907,462
5.50% 2/1/53	1,732,209	1,767,481
5.50% 3/1/53	1,964,162	2,017,051
5.50% 6/1/53	437,052	442,257
5.50% 9/1/53	4,592,379	4,688,327
GNMA II S.F. 30 yr
3.00% 12/20/51	1,484,960	1,354,468
3.00% 1/20/52	1,467,789	1,338,699
5.00% 9/20/52	1,423,184	1,427,670
5.50% 5/20/53	3,010,565	3,042,372
5.50% 2/20/54	1,388,862	1,410,646
Total Agency Mortgage-Backed Securities (cost $153,921,881)		153,019,116

    12

	Principalamount°	Value (US $)
Corporate Bonds — 10.87%
Banking — 2.54%
Bank of America
2.482% 9/21/36 μ	1,370,000	$ 1,156,454
5.468% 1/23/35 μ	450,000	473,395
5.819% 9/15/29 μ	1,001,000	1,053,720
6.204% 11/10/28 μ	2,555,000	2,697,579

Bank of Montreal 7.70% 5/26/84 μ	625,000	661,114
Bank of New York Mellon 4.70% 9/20/25 μ, ψ	1,675,000	1,666,127
Barclays
6.224% 5/9/34 μ	406,000	437,571
7.385% 11/2/28 μ	443,000	478,568
Citibank
5.438% 4/30/26	370,000	377,334
5.57% 4/30/34	1,195,000	1,275,354

Citigroup 7.00% 8/15/34 μ, ψ	325,000	348,598
Citizens Bank 6.064% 10/24/25 μ	2,585,000	2,585,006
Credit Agricole
144A 5.301% 7/12/28 #	435,000	450,083
144A 6.316% 10/3/29 #, μ	920,000	978,617
Deutsche Bank
3.729% 1/14/32 μ	718,000	644,571
6.72% 1/18/29 μ	1,232,000	1,304,525
6.819% 11/20/29 μ	852,000	917,348
7.146% 7/13/27 μ	420,000	437,285

Fifth Third Bancorp 6.361% 10/27/28 μ	170,000	179,106
Fifth Third Bank 5.852% 10/27/25 μ	1,430,000	1,430,510
Goldman Sachs Group
5.727% 4/25/30 μ	440,000	462,516
5.851% 4/25/35 μ	515,000	553,582
6.125% 11/10/34 μ, ψ	410,000	412,802
6.484% 10/24/29 μ	2,095,000	2,256,433

Huntington Bancshares 6.208% 8/21/29 μ	645,000	682,520
Huntington National Bank 4.552% 5/17/28 μ	250,000	250,252
JPMorgan Chase & Co.
5.012% 1/23/30 μ	520,000	533,429
5.571% 4/22/28 μ	575,000	592,941
6.254% 10/23/34 μ	249,000	277,033

KeyBank 5.85% 11/15/27	479,000	496,787
Lloyds Banking Group 5.721% 6/5/30 μ	340,000	356,408
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Banking (continued)
Morgan Stanley
2.484% 9/16/36 μ	790,000	$ 661,280
5.831% 4/19/35 μ	959,000	1,030,485
6.138% 10/16/26 μ	1,085,000	1,102,298
6.296% 10/18/28 μ	728,000	769,817
6.407% 11/1/29 μ	633,000	680,370
6.627% 11/1/34 μ	575,000	650,625

PNC Financial Services Group 6.875% 10/20/34 μ	1,860,000	2,130,533
Popular 7.25% 3/13/28	375,000	396,255
Regions Financial 5.502% 9/6/35 μ	510,000	519,189
State Street 4.993% 3/18/27	680,000	696,165
SVB Financial Group 4.57% 4/29/33 ‡	1,413,000	827,912
UBS Group
144A 5.699% 2/8/35 #, μ	250,000	263,992
144A 6.85% 9/10/29 #, μ, ψ	1,060,000	1,075,271
US Bancorp
3.10% 4/27/26	1,320,000	1,296,560
4.653% 2/1/29 μ	508,000	513,034
5.384% 1/23/30 μ	200,000	207,748
5.678% 1/23/35 μ	450,000	477,189
6.787% 10/26/27 μ	255,000	267,826
		39,994,117
Basic Industry — 0.26%
Cleveland-Cliffs 144A 7.00% 3/15/32 #	1,020,000	1,032,485
FMG Resources August 2006 144A 5.875% 4/15/30 #	1,045,000	1,059,424
Freeport-McMoRan 5.45% 3/15/43	715,000	718,761
LYB International Finance III
3.625% 4/1/51	510,000	380,451
5.50% 3/1/34	895,000	931,580
		4,122,701
Brokerage — 0.10%
Jefferies Financial Group 5.875% 7/21/28	1,472,000	1,535,989
		1,535,989
Capital Goods — 0.53%
Amphenol 5.05% 4/5/27	300,000	307,168
Boeing
2.196% 2/4/26	1,265,000	1,218,656
144A 6.858% 5/1/54 #	1,810,000	1,987,988

Bombardier 144A 7.25% 7/1/31 #	1,000,000	1,058,435
Northrop Grumman 5.20% 6/1/54	810,000	825,549
    13

Schedules of investments
Delaware Ivy Balanced Fund
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Capital Goods (continued)

Resideo Funding 144A 6.50% 7/15/32 #	1,030,000	$ 1,058,595
Standard Industries 144A 4.375% 7/15/30 #	883,000	836,406
TransDigm 144A 6.875% 12/15/30 #	1,010,000	1,058,597
		8,351,394
Communications — 1.46%
American Tower
2.30% 9/15/31	1,765,000	1,519,595
5.20% 2/15/29	400,000	413,262
5.45% 2/15/34	350,000	366,067

AT&T 3.50% 9/15/53	1,500,000	1,102,898
CCO Holdings 144A 4.25% 1/15/34 #	1,730,000	1,420,581
Charter Communications Operating 3.85% 4/1/61	2,635,000	1,617,432
Frontier Communications Holdings 144A 5.00% 5/1/28 #	475,000	471,077
Meta Platforms
4.30% 8/15/29	335,000	340,243
4.55% 8/15/31	140,000	143,178
4.75% 8/15/34	300,000	306,326
5.40% 8/15/54	2,600,000	2,725,943

Midcontinent Communications 144A 8.00% 8/15/32 #	1,055,000	1,075,116
Netflix 4.90% 8/15/34	2,600,000	2,690,317
Rogers Communications
5.00% 2/15/29	745,000	760,489
5.30% 2/15/34	830,000	844,720

Sirius XM Radio 144A 4.125% 7/1/30 #	1,190,000	1,080,011
Sprint Capital 6.875% 11/15/28	780,000	852,230
T-Mobile USA
3.875% 4/15/30	4,425,000	4,304,337
5.75% 1/15/34	270,000	290,059

Verizon Communications 2.875% 11/20/50	1,135,000	770,500
		23,094,381
Consumer Cyclical — 0.57%
Caesars Entertainment 144A 6.50% 2/15/32 #	1,005,000	1,040,214
Carnival 144A 4.00% 8/1/28 #	455,000	439,743
Ford Motor Credit
5.80% 3/8/29	430,000	437,233
6.125% 3/8/34	325,000	329,179
6.798% 11/7/28	200,000	211,238
6.80% 5/12/28	585,000	613,140
6.95% 6/10/26	425,000	437,707
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Consumer Cyclical (continued)
General Motors
5.40% 4/1/48	148,000	$ 136,167
5.95% 4/1/49	174,000	172,610
General Motors Financial
5.60% 6/18/31	225,000	231,146
5.95% 4/4/34	864,000	894,525
Home Depot
4.85% 6/25/31	175,000	181,459
4.875% 6/25/27	205,000	210,366
4.95% 6/25/34	525,000	546,010
Hyundai Capital America
144A 5.275% 6/24/27 #	295,000	301,709
144A 5.40% 6/24/31 #	315,000	326,837

Uber Technologies 5.35% 9/15/54	355,000	352,311
VICI Properties 4.95% 2/15/30	2,075,000	2,089,004
		8,950,598
Consumer Non-Cyclical — 0.40%
AbbVie 5.35% 3/15/44	295,000	311,417
Bunge Limited Finance 4.20% 9/17/29	665,000	663,499
HCA
5.45% 4/1/31	390,000	406,472
6.00% 4/1/54	545,000	576,252

Merck & Co. 2.75% 12/10/51	3,750,000	2,538,300
Royalty Pharma 5.90% 9/2/54	1,834,000	1,901,345
		6,397,285
Electric — 1.22%
AEP Texas 5.40% 6/1/33	220,000	226,128
Appalachian Power 4.50% 8/1/32	1,195,000	1,179,658
Commonwealth Edison 2.20% 3/1/30	2,070,000	1,869,188
Constellation Energy Generation 5.75% 3/15/54	680,000	720,129
Dominion Energy 6.875% 2/1/55 μ	500,000	531,163
DTE Energy 5.10% 3/1/29	565,000	582,033
Duke Energy 6.45% 9/1/54 μ	300,000	312,240
Duke Energy Carolinas 4.95% 1/15/33	1,345,000	1,387,261
Entergy
2.80% 6/15/30	1,765,000	1,613,540
3.75% 6/15/50	700,000	535,996

Fells Point Funding Trust 144A 3.046% 1/31/27 #	1,185,000	1,148,044
Florida Power & Light 3.15% 10/1/49	2,575,000	1,894,484

14

	Principalamount°	Value (US $)
Corporate Bonds (continued)
Electric (continued)
NextEra Energy Capital Holdings
5.55% 3/15/54	1,270,000	$ 1,328,074
5.749% 9/1/25	1,370,000	1,384,254
Oglethorpe Power
5.05% 10/1/48	1,584,000	1,504,761
6.20% 12/1/53	145,000	158,882
PacifiCorp
5.10% 2/15/29	145,000	149,873
5.45% 2/15/34	245,000	254,739
5.80% 1/15/55	225,000	236,273

Southern California Edison 5.20% 6/1/34	540,000	560,066
Vistra Operations
144A 6.00% 4/15/34 #	250,000	267,363
144A 6.95% 10/15/33 #	1,310,000	1,477,950
		19,322,099
Energy — 1.19%
BP Capital Markets 4.875% 3/22/30 μ, ψ	785,000	778,938
BP Capital Markets America
4.812% 2/13/33	305,000	309,201
5.227% 11/17/34	385,000	400,992
Cheniere Energy Partners
4.50% 10/1/29	680,000	671,127
144A 5.75% 8/15/34 #	291,000	303,380
Diamondback Energy
5.20% 4/18/27	280,000	285,833
5.40% 4/18/34	626,000	639,335
5.75% 4/18/54	831,000	837,965
Enbridge
5.25% 4/5/27	275,000	281,622
5.70% 3/8/33	880,000	927,891
5.75% 7/15/80 μ	220,000	216,253
Energy Transfer
5.95% 5/15/54	440,000	450,673
6.10% 12/1/28	1,070,000	1,138,869
6.25% 4/15/49	985,000	1,036,384
6.50% 11/15/26 μ, ψ	950,000	950,102
Eni
144A 5.50% 5/15/34 #	405,000	419,713
144A 5.95% 5/15/54 #	430,000	443,163
Enterprise Products Operating
3.30% 2/15/53	1,025,000	733,464
4.95% 2/15/35	360,000	365,733
5.55% 2/16/55	345,000	356,652

Hilcorp Energy I 144A 6.25% 4/15/32 #	1,055,000	1,027,758
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)
Kinder Morgan
5.00% 2/1/29	210,000	$ 214,578
5.20% 6/1/33	155,000	156,974
Occidental Petroleum
5.375% 1/1/32	300,000	304,367
5.55% 10/1/34	1,570,000	1,595,033
6.05% 10/1/54	200,000	203,214
6.125% 1/1/31	766,000	808,833

Targa Resources Partners 5.00% 1/15/28	2,335,000	2,336,327
TotalEnergies Capital 5.488% 4/5/54	495,000	511,930
		18,706,304
Finance Companies — 0.66%
AerCap Ireland Capital DAC
4.95% 9/10/34	600,000	596,995
5.10% 1/19/29	400,000	408,992
6.50% 7/15/25	2,605,000	2,632,142
Air Lease
4.625% 10/1/28	608,000	610,415
5.10% 3/1/29	439,000	449,819

American Tower Trust #1 144A 3.652% 3/15/48 #	2,000,000	1,942,895
Apollo Debt Solutions BDC 144A 6.70% 7/29/31 #	470,000	484,402
Aviation Capital Group
144A 3.50% 11/1/27 #	1,635,000	1,577,911
144A 5.375% 7/15/29 #	515,000	526,335

Blue Owl Credit Income 144A 5.80% 3/15/30 #	1,190,000	1,179,052
		10,408,958
Insurance — 0.69%
Aon 5.00% 9/12/32	2,080,000	2,134,489
Aon North America
5.30% 3/1/31	430,000	448,820
5.75% 3/1/54	150,000	159,030

Athene Global Funding 144A 1.985% 8/19/28 #	170,000	154,446
Athene Holding
3.45% 5/15/52	1,275,000	875,537
3.95% 5/25/51	565,000	434,905
Elevance Health
5.15% 6/15/29	515,000	534,519
5.375% 6/15/34	805,000	846,536

Northwestern Mutual Life Insurance 144A 3.85% 9/30/47 #	5,000,000	4,030,856
    15

Schedules of investments
Delaware Ivy Balanced Fund
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Insurance (continued)
UnitedHealth Group
4.90% 4/15/31	600,000	$ 620,888
5.50% 7/15/44	580,000	614,177
		10,854,203
Natural Gas — 0.14%
Atmos Energy 2.85% 2/15/52	495,000	333,583
Engie
144A 5.25% 4/10/29 #	405,000	419,275
144A 5.625% 4/10/34 #	385,000	404,768

Sempra 6.40% 10/1/54 μ	1,055,000	1,059,623
		2,217,249
Real Estate Investment Trusts — 0.24%
Extra Space Storage 2.35% 3/15/32	4,400,000	3,716,007
		3,716,007
Technology — 0.87%
Amentum Escrow 144A 7.25% 8/1/32 #	1,025,000	1,070,662
Apple 2.70% 8/5/51	430,000	296,471
Broadcom
144A 3.469% 4/15/34 #	1,450,000	1,306,288
5.05% 7/12/29	480,000	494,628
5.15% 11/15/31	300,000	311,456

CDW 3.276% 12/1/28	325,000	308,046
CoStar Group 144A 2.80% 7/15/30 #	2,650,000	2,388,251
Entegris 144A 4.75% 4/15/29 #	535,000	527,697
Oracle
3.60% 4/1/50	2,136,000	1,627,554
4.20% 9/27/29	335,000	334,546
4.65% 5/6/30	205,000	209,145
5.375% 9/27/54	335,000	335,043

Roper Technologies 4.90% 10/15/34	450,000	453,328
TSMC Global 144A 1.75% 4/23/28 #	4,400,000	4,045,681
		13,708,796
Total Corporate Bonds (cost $172,292,364)		171,380,081

Non-Agency Asset-Backed Securities — 1.13%
Ford Credit Auto Owner Trust Series 2024-B A3 5.10% 4/15/29	1,500,000	1,532,482
Frontier Issuer Series 2024-1 A2 144A 6.19% 6/20/54 #	500,000	520,790
	Principalamount°	Value (US $)

Non-Agency Asset-Backed Securities (continued)
GMF Floorplan Owner Revolving Trust Series 2024-1A A1 144A 5.13% 3/15/29 #	2,500,000	$ 2,559,078
Hyundai Auto Lease Securitization Trust Series 2024-C A3 144A 4.62% 4/17/28 #	1,300,000	1,313,387
Nissan Master Owner Trust Receivables Series 2024-B A 144A 5.05% 2/15/29 #	3,000,000	3,057,674
Porsche Innovative Lease Owner Trust Series 2024-1A A3 144A 4.67% 11/22/27 #	1,500,000	1,509,735
Toyota Auto Receivables Owner Trust Series 2024-B A3 5.33% 1/16/29	2,000,000	2,044,974
Verizon Master Trust Series 2024-3 A1A 5.34% 4/22/30	2,700,000	2,775,418
Volkswagen Auto Lease Trust Series 2024-A A3 5.21% 6/21/27	2,500,000	2,542,648
Total Non-Agency Asset-Backed Securities (cost $17,498,362)		17,856,186

Non-Agency Collateralized Mortgage Obligations — 0.55%
Connecticut Avenue Securities Trust
Series 2022-R01 1M2 144A 7.18% (SOFR + 1.90%) 12/25/41 #, •	1,750,000	1,770,964
Series 2023-R08 1M1 144A 6.78% (SOFR + 1.50%) 10/25/43 #, •	3,512,730	3,522,752

PRPM Series 2024-RPL1 A1 144A 4.20% 12/25/64 #, φ	3,407,905	3,345,348
Total Non-Agency Collateralized Mortgage Obligations (cost $8,480,506)		8,639,064

Non-Agency Commercial Mortgage-Backed Securities — 2.95%
BANK
Series 2021-BN32 A5 2.643% 4/15/54	7,060,000	6,297,828
Series 2021-BN36 A5 2.47% 9/15/64	10,096,000	8,856,945
Series 2022-BNK39 B 3.347% 2/15/55 •	588,000	505,263
Series 2022-BNK39 C 3.378% 2/15/55 •	432,000	347,462

16

	Principalamount°	Value (US $)

Non-Agency Commercial Mortgage-Backed Securities (continued)
BANK
Series 2022-BNK40 A4 3.506% 3/15/64 •	8,150,000	$ 7,571,598
Series 2022-BNK40 B 3.506% 3/15/64 •	1,000,000	864,784
Benchmark Mortgage Trust
Series 2022-B32 A5 3.002% 1/15/55 •	9,000,000	7,930,003
Series 2022-B32 B 3.202% 1/15/55 •	975,000	794,333
Series 2022-B32 C 3.571% 1/15/55 •	1,196,000	937,940
Series 2022-B33 A5 3.458% 3/15/55	8,100,000	7,476,238
Series 2022-B33 B 3.735% 3/15/55 •	500,000	423,209
Series 2022-B33 C 3.735% 3/15/55 •	500,000	408,640

BMO Mortgage Trust Series 2022-C1 A5 3.374% 2/15/55 •	4,500,000	4,152,109
Total Non-Agency Commercial Mortgage-Backed Securities (cost $52,901,341)		46,566,352

Loan Agreements — 0.38%
Basic Industry — 0.02%
A-Ap Buyer TBD 9/9/31 X	350,000	352,188
		352,188
Brokerage — 0.03%
June Purchaser TBD
9/11/31 X	450,000	448,805
9/11/31 X	75,000	74,801
		523,606
Capital Goods — 0.12%
Alliance Laundry Systems Tranche B 8.345% (SOFR01M + 3.50%) 8/9/31 •	435,000	436,398
Lightning Power Tranche B 8.346% (SOFR03M + 3.25%) 8/18/31 •	600,000	601,958
White Cap Buyer Tranche C 8.095% (SOFR01M + 3.25%) 10/19/29 •	875,000	869,183
		1,907,539
Communications — 0.03%
Midcontinent Communications 7.597% (SOFR01M + 2.50%) 8/16/31 •	470,000	472,937
		472,937
	Principalamount°	Value (US $)

Loan Agreements (continued)
Financial Services — 0.04%
Dragon Buyer TBD 1/1/40 X	530,000	$ 528,145
		528,145
Technology — 0.14%
Amentum Holdings TBD 7/30/31 X	700,000	698,687
BMC Software TBD 1st Lien 7/30/31 X	1,150,000	1,148,511
Instructure Holdings TBD 9/11/31 X	385,000	382,514
		2,229,712
Total Loan Agreements (cost $5,992,436)		6,014,127

US Treasury Obligations — 6.21%
US Treasury Bonds
3.875% 2/15/43	15,565,000	15,020,225
4.25% 2/15/54	3,480,000	3,547,425
4.25% 8/15/54	255,000	260,419
4.625% 5/15/44	2,810,000	2,979,039
4.625% 5/15/54	2,475,000	2,685,182
US Treasury Floating Rate Notes
4.702% (USBMMY3M + 0.15%) 4/30/26 •	2,055,000	2,052,512
4.734% (USBMMY3M + 0.18%) 7/31/26 •	9,625,000	9,614,057
US Treasury Notes
3.375% 9/30/29	12,615,000	12,578,042
3.875% 8/15/34	3,670,000	3,696,092
4.00% 8/31/26	115,000	115,175
4.00% 7/31/29	10,930,000	11,139,634
4.125% 3/31/29	4,020,000	4,112,020
4.375% 7/15/27	5,180,000	5,289,063
4.375% 5/15/34	22,430,000	23,497,177
4.625% 5/31/31	1,255,000	1,326,403
Total US Treasury Obligations (cost $96,467,670)		97,912,465
	Number of shares
Common Stocks — 60.10%
Communication Services — 5.28%
Alphabet Class A	164,149	27,224,112
Alphabet Class C	110,355	18,450,252
AT&T	684,488	15,058,736
Meta Platforms Class A	39,425	22,568,447
		83,301,547
Consumer Discretionary — 4.43%
Amazon.com †	180,569	33,645,422
    17

Schedules of investments
Delaware Ivy Balanced Fund
	Number of shares	Value (US $)
Common Stocks (continued)
Consumer Discretionary (continued)
AutoZone †	5,630	$ 17,734,725
Home Depot	45,451	18,416,745
		69,796,892
Consumer Staples — 2.41%
Costco Wholesale	27,994	24,817,241
Procter & Gamble	75,753	13,120,419
		37,937,660
Energy — 0.84%
ConocoPhillips	125,596	13,222,747
		13,222,747
Financials — 12.73%
Allstate	88,848	16,850,023
Ally Financial	127,928	4,552,957
American Express	61,729	16,740,905
Aon Class A	31,240	10,808,728
Blackstone	124,353	19,042,175
Capital One Financial	129,304	19,360,688
CME Group	56,438	12,453,045
Fiserv †	137,233	24,653,908
JPMorgan Chase & Co.	23,546	4,964,910
KKR & Co.	180,344	23,549,319
Mastercard Class A	26,020	12,848,676
Morgan Stanley	181,937	18,965,113
Progressive	63,150	16,024,944
		200,815,391
Healthcare — 7.19%
Abbott Laboratories	170,881	19,482,143
Danaher	58,244	16,192,997
HCA Healthcare	78,285	31,817,373
UnitedHealth Group	55,677	32,553,228
Vertex Pharmaceuticals †	28,804	13,396,164
		113,441,905
Industrials — 5.21%
Airbus ADR	263,372	9,620,979
Howmet Aerospace	241,816	24,242,054
Hubbell	22,905	9,811,357
Lockheed Martin	20,286	11,858,384
TE Connectivity	141,481	21,362,216
United Rentals	6,532	5,289,157
		82,184,147
Information Technology — 18.16%
Apple	195,795	45,620,235
Applied Materials	107,019	21,623,189
CDW	21,485	4,862,055
Microchip Technology	94,570	7,593,025
Micron Technology	76,102	7,892,538
Microsoft	164,830	70,926,350
	Number of shares	Value (US $)
Common Stocks (continued)
Information Technology (continued)
NVIDIA	391,111	$ 47,496,520
Salesforce	42,649	11,673,458
SAP ADR	31,710	7,264,761
Seagate Technology Holdings	105,318	11,535,481
Taiwan Semiconductor Manufacturing ADR	150,131	26,073,251
Zebra Technologies Class A †	64,449	23,866,754
		286,427,617
Materials — 3.10%
Crown Holdings	157,875	15,137,055
Linde	35,835	17,088,278
Sherwin-Williams	43,864	16,741,573
		48,966,906
Utilities — 0.75%
NextEra Energy	140,646	11,888,806
		11,888,806
Total Common Stocks (cost $546,865,779)		947,983,618

Exchange-Traded Fund — 2.82%
Vanguard S&P 500 ETF	84,413	44,542,208
Total Exchange-Traded Fund (cost $42,967,355)		44,542,208

Short-Term Investments — 4.29%
Money Market Mutual Funds — 4.29%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.83%)	16,898,916	16,898,916
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.83%)	16,898,916	16,898,916
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.89%)	16,898,916	16,898,916
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.83%)	16,898,916	16,898,916
Total Short-Term Investments (cost $67,595,664)		67,595,664
Total Value of Securities—99.91% (cost $1,179,623,270)		$1,575,775,721

18

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2024, the aggregate value of Rule 144A securities was $65,050,496, which represents 4.12% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at September 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at September 30, 2024. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
‡	Non-income producing security. Security is currently in default.
φ	Step coupon bond. Stated rate in effect at September 30, 2024 through maturity date.
X	This loan will settle after September 30, 2024, at which time the interest rate, based on the SOFR and the agreed upon spread on trade date, will be reflected.
†	Non-income producing security.
The following futures contracts were outstanding at September 30, 2024:1
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
35	US Treasury 5 yr Notes	$3,845,898	$3,829,849	12/31/24	$16,049	$—	$(12,852)
(61)	US Treasury 10 yr Notes	(6,971,156)	(6,964,335)	12/19/24	—	(6,821)	27,641
(186)	US Treasury 10 yr Ultra Notes	(22,003,220)	(22,015,828)	12/19/24	12,608	—	95,905
191	US Treasury Long Bonds	23,719,813	23,836,200	12/19/24	—	(116,387)	(131,312)
11	US Treasury Ultra Bonds	1,464,031	1,473,934	12/19/24	—	(9,903)	(8,594)
Total Futures Contracts			$159,820		$28,657	$(133,111)	$(29,212)
The use of futures contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the variation margin is reflected in the Fund’s net assets.
[1]	See Note 7 in “Notes to financial statements.”
Summary of abbreviations:
ADR – American Depositary Receipt
BDC – Business Development Company
DAC – Designated Activity Company
ETF – Exchange-Traded Fund
GNMA – Government National Mortgage Association
Summary of abbreviations: (continued)
REMIC – Real Estate Mortgage Investment Conduit
S&P – Standard & Poor’s Financial Services LLC
S.F. – Single Family
SOFR – Secured Overnight Financing Rate
SOFR01M – Secured Overnight Financing Rate 1 Month

    19

Schedules of investments
Delaware Ivy Balanced Fund
Summary of abbreviations: (continued)
SOFR03M – Secured Overnight Financing Rate 3 Month
TBD – To be determined
USBMMY3M – US Treasury 3 Month Bill Money Market Yield
USD – US Dollar
yr – Year
See accompanying notes, which are an integral part of the financial statements.
20

Delaware Ivy Natural Resources Fund
September 30, 2024 (Unaudited)
	Number of shares	Value (US $)
Closed-Ended Trust — 2.50%
Sprott Physical Uranium Trust †	246,385	$ 4,771,210
Total Closed-Ended Trust (cost $3,242,934)		4,771,210

Common Stocks — 95.78%
Aluminum — 3.62%
Alcoa	179,112	6,910,141
		6,910,141
Construction & Engineering — 2.25%
Arcosa	45,259	4,288,743
		4,288,743
Construction Materials — 4.65%
CRH	97,402	8,878,509
		8,878,509
Copper — 3.22%
ERO Copper †	275,875	6,141,888
		6,141,888
Diversified Metals & Mining — 11.72%
Anglo American	304,442	9,886,606
China Metal Recycling Holdings =, †	30,000,000	0
Hudbay Minerals	757,063	6,957,409
Lifezone Metals †	168,379	1,178,653
MP Materials †	246,343	4,347,954
		22,370,622
Electrical Components & Equipment — 1.35%
Sunrun †	143,159	2,585,452
		2,585,452
Fertilizers & Agricultural Chemicals — 8.57%
CF Industries Holdings	123,343	10,582,830
Nutrien	120,021	5,768,209
		16,351,039
Forest Products — 3.94%
Louisiana-Pacific	38,000	4,083,480
West Fraser Timber	35,179	3,427,511
		7,510,991
Gold — 15.08%
Endeavour Mining	283,803	6,719,713
Newmont	273,677	14,628,035
Wheaton Precious Metals	121,772	7,437,834
		28,785,582
Heavy Electrical Equipment — 0.39%
Net Power †	106,464	746,313
		746,313
Industrial Gases — 1.24%
Air Products and Chemicals	7,956	2,368,819
		2,368,819
	Number ofshares	Value (US $)
Common Stocks (continued)
Integrated Oil & Gas — 7.45%
Shell	337,221	$ 10,933,055
Unit	104,099	3,284,323
		14,217,378
Oil & Gas Drilling — 1.80%
Valaris †	61,500	3,428,625
		3,428,625
Oil & Gas Equipment & Services — 4.00%
Schlumberger	182,076	7,638,088
		7,638,088
Oil & Gas Exploration & Production — 15.51%
ARC Resources	134,183	2,268,049
Chesapeake Energy	56,025	4,608,056
Chord Energy	37,255	4,851,719
Granite Ridge Resources	155,740	925,096
Kimbell Royalty Partners	370,747	5,965,319
Parex Resources	199,561	1,770,662
Permian Resources	380,629	5,180,361
Tourmaline Oil	86,783	4,030,345
		29,599,607
Oil & Gas Refining & Marketing — 1.14%
Valero Energy	16,163	2,182,490
		2,182,490
Packaged Foods & Meats — 1.87%
Bunge Global	36,969	3,572,684
		3,572,684
Paper Packaging — 1.92%
International Paper	74,970	3,662,285
		3,662,285
Paper Products — 2.09%
Sylvamo	46,373	3,981,122
		3,981,122
Renewable Electricity — 0.42%
Spruce Power Holding †	280,491	796,594
		796,594
Specialty Chemicals — 2.29%
Corteva	74,339	4,370,390
		4,370,390
Steel — 1.26%
Metallus †	162,509	2,410,008
		2,410,008
Total Common Stocks (cost $195,432,532)		182,797,370

Short-Term Investments — 1.85%
Money Market Mutual Funds — 1.85%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.83%)	881,475	881,475
    21

Schedules of investments
Delaware Ivy Natural Resources Fund
	Number ofshares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.83%)	881,475	$ 881,475
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.89%)	881,475	881,475
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.83%)	881,475	881,475
Total Short-Term Investments (cost $3,525,900)		3,525,900
Total Value of Securities—100.13% (cost $202,201,366)		$191,094,480
†	Non-income producing security.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in “Notes to financial statements.”
See accompanying notes, which are an integral part of the financial statements.
22

Delaware Ivy Science and Technology Fund
September 30, 2024 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 99.68%♦
Communication Services — 13.39%
Meta Platforms Class A	1,028,378	$ 588,684,702
Netflix †	177,603	125,968,480
Take-Two Interactive Software †	546,658	84,026,801
		798,679,983
Consumer Discretionary — 10.27%
Amazon.com †	1,480,960	275,947,277
DraftKings Class A †	2,108,161	82,639,911
MercadoLibre †	59,497	122,085,464
SharkNinja	618,769	67,266,378
Tesla †	246,264	64,430,050
		612,369,080
Healthcare — 5.52%
Boston Scientific †	994,094	83,305,077
Exact Sciences †	1,073,325	73,114,899
Intuitive Surgical †	304,269	149,478,232
Neurocrine Biosciences †	201,490	23,215,678
		329,113,886
Industrials — 3.51%
Copart †	1,173,188	61,475,051
Uber Technologies †	1,971,688	148,192,070
		209,667,121
Information Technology — 66.99%
Advanced Micro Devices †	1,198,052	196,576,372
Analog Devices	281,757	64,852,009
Apple	781,366	182,058,278
Arista Networks †	266,294	102,208,963
ASML Holding	239,144	199,266,738
Autodesk †	362,645	99,901,445
Broadcom	1,935,292	333,837,870
Cadence Design Systems †	655,282	177,601,080
CDW	340,658	77,090,905
Dell Technologies Class C	509,034	60,340,890
Keysight Technologies †	452,646	71,939,029
Lam Research	117,806	96,139,121
Micron Technology	1,347,653	139,765,093
Microsoft	1,019,653	438,756,686
NVIDIA	3,944,765	479,052,262
SAP ADR	954,074	218,578,353
Seagate Technology Holdings	3,258,887	356,945,893
Shopify Class A †	933,887	74,841,704
Taiwan Semiconductor Manufacturing ADR	1,252,112	217,454,291
Western Digital †	1,782,569	121,731,637
Zebra Technologies Class A †	774,652	286,869,129
		3,995,807,748
Total Common Stocks (cost $3,291,967,146)		5,945,637,818

	Number of shares	Value (US $)

Short-Term Investments — 0.44%
Money Market Mutual Funds — 0.44%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.83%)	6,598,097	$ 6,598,097
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.83%)	6,598,097	6,598,097
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.89%)	6,598,096	6,598,096
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.83%)	6,598,097	6,598,097
Total Short-Term Investments (cost $26,392,387)		26,392,387
Total Value of Securities—100.12% (cost $3,318,359,533)		$5,972,030,205
♦	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.
†	Non-income producing security.
Summary of abbreviations:
ADR – American Depositary Receipt
See accompanying notes, which are an integral part of the financial statements.
    23

Schedules of investments
Delaware Real Estate Securities Fund
September 30, 2024 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 99.65%
Real Estate Operating Companies/Developer — 0.93%
Corp Inmobiliaria Vesta ADR	39,444	$ 1,062,621
		1,062,621
Real Estate Services — 0.69%
CBRE Group Class A †	6,377	793,809
		793,809
REIT Asset Management & Custody Banks — 1.90%
DigitalBridge Group	154,205	2,178,917
		2,178,917
REIT Data Center — 16.76%
Digital Realty Trust	26,127	4,228,132
Equinix	16,889	14,991,183
		19,219,315
REIT Diversified — 3.20%
Broadstone Net Lease	86,230	1,634,058
Essential Properties Realty Trust	59,504	2,032,062
		3,666,120
REIT Healthcare — 18.38%
Alexandria Real Estate Equities	35,791	4,250,181
American Healthcare REIT	120,067	3,133,749
Welltower	106,987	13,697,546
		21,081,476
REIT Hotel — 2.36%
Hyatt Hotels Class A	2,814	428,291
Ryman Hospitality Properties	10,849	1,163,447
Sunstone Hotel Investors	108,278	1,117,429
		2,709,167
REIT Industrial — 10.89%
First Industrial Realty Trust	75,291	4,214,790
LXP Industrial Trust	133,590	1,342,579
Prologis	38,578	4,871,630
Rexford Industrial Realty	41,019	2,063,666
		12,492,665
REIT Multifamily — 11.23%
AvalonBay Communities	24,140	5,437,535
Equity Residential	52,865	3,936,328
Essex Property Trust	9,637	2,846,962
InterRent Real Estate Investment Trust	70,165	658,875
		12,879,700
REIT Office — 1.92%
Kilroy Realty	56,764	2,196,767
		2,196,767
REIT Retail — 14.38%
Agree Realty	73,747	5,555,361
Federal Realty Investment Trust	18,613	2,139,937
Kite Realty Group Trust	149,991	3,983,761
Realty Income	36,643	2,323,899
Simon Property Group	14,729	2,489,496
		16,492,454
	Number of shares	Value (US $)
Common Stocks (continued)
REIT Self-Storage — 4.91%
Public Storage	15,479	$ 5,632,344
		5,632,344
REIT Single Family — 6.53%
Invitation Homes	131,520	4,637,395
Sun Communities	21,142	2,857,341
		7,494,736
REIT Specialty — 4.60%
VICI Properties	158,565	5,281,800
		5,281,800
REIT Telecom Tower — 0.97%
American Tower	4,772	1,109,776
		1,109,776
Total Common Stocks (cost $64,866,376)		114,291,667

Short-Term Investments — 0.23%
Money Market Mutual Funds — 0.23%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.83%)	64,378	64,378
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.83%)	64,379	64,379
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.89%)	64,378	64,378
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.83%)	64,379	64,379
Total Short-Term Investments (cost $257,514)		257,514
Total Value of Securities—99.88% (cost $65,123,890)		$114,549,181
†	Non-income producing security.
Summary of abbreviations:
ADR – American Depositary Receipt
REIT – Real Estate Investment Trust
See accompanying notes, which are an integral part of the financial statements.
    24

Statements of assets and liabilities
Ivy Funds
September 30, 2024 (Unaudited)
	Delaware Climate Solutions Fund	Delaware Ivy Asset Strategy Fundφ	Delaware Ivy Balanced Fund	Delaware Ivy Natural Resources Fund	Delaware Ivy Science and Technology Fund	Delaware Real Estate Securities Fund
Assets:
Investments, at value*	$132,293,508	$1,760,136,176	$1,575,775,721	$191,094,480	$5,972,030,205	$114,549,181
Investments of affiliated issuers, at value**	—	1,470,067	—	—	—	—
Bullion, at value‡	—	86,416,486	—	—	—	—
Foreign currencies, at valueΔ	—	9,549,331	—	—	—	—
Cash	—	6,141,750	328,327	25,666	117	—
Cash collateral due from brokers	—	488,692	460,966	—	—	—
Dividends and interest receivable	128,056	6,543,417	4,524,262	245,160	2,775,759	483,821
Receivable for fund shares sold	126,649	1,066,723	2,196,534	179,408	4,614,469	61,738
Foreign tax reclaims receivable	118,347	1,090,948	100,868	70,575	1,334,392	1,709
Prepaid expenses	59,589	88,378	69,718	57,441	26,172	60,722
Receivable for securities sold	—	3,355,023	4,084,941	—	—	—
Variation margin due from broker on futures contracts	—	51,984	—	—	—	—
Variation margin due from broker on centrally cleared credit default swap contracts	—	220	—	—	—	—
Due from brokers	—	72,045	—	—	—	—
Other assets	—	—	25,448	—	8,457	—
Total Assets	132,726,149	1,876,471,240	1,587,566,785	191,672,730	5,980,789,571	115,157,171
Liabilities:
Due to custodian	209	—	3	25,933	—	—
Payable for fund shares redeemed	337,775	1,803,617	2,871,380	348,019	9,633,618	250,442
Other accrued expenses	152,099	832,070	539,196	290,752	1,469,988	148,925
Investment management fees payable to affiliates	62,978	1,017,214	835,350	129,541	3,778,182	53,933
Distribution fees payable to affiliates	22,880	325,149	273,412	30,400	932,847	15,661
Payable for securities purchased	—	23,668,552	5,770,646	—	—	—
Variation margin due to broker on futures contracts	—	—	29,212	—	—	—
Accrued capital gains taxes on appreciated securities	—	2,027,942	—	—	—	—
IRS compliance fee for foreign withholding tax claims (see Note 1)	—	932,138	—	—	—	—
Total Liabilities	575,941	30,606,682	10,319,199	824,645	15,814,635	468,961
Total Net Assets	$132,150,208	$1,845,864,558	$1,577,247,586	$190,848,085	$5,964,974,936	$114,688,210

    25

Statements of assets and liabilities
Ivy Funds
	Delaware Climate Solutions Fund	Delaware Ivy Asset Strategy Fundφ	Delaware Ivy Balanced Fund	Delaware Ivy Natural Resources Fund	Delaware Ivy Science and Technology Fund	Delaware Real Estate Securities Fund
Net Assets Consist of:
Paid-in capital	$285,505,187	$1,969,924,490	$1,261,530,527	$798,601,255	$2,504,905,171	$54,741,350
Total distributable earnings (loss)	(153,354,979)	(124,059,932)	315,717,059	(607,753,170)	3,460,069,765	59,946,860
Total Net Assets	$132,150,208	$1,845,864,558	$1,577,247,586	$190,848,085	$5,964,974,936	$114,688,210

Net Asset Value

Class A:
Net assets	$55,250,485	$1,328,674,689	$1,156,775,542	$116,902,234	$3,837,829,127	$70,028,149
Shares of beneficial interest outstanding, unlimited authorization, no par	5,503,882	57,870,524	48,969,080	6,958,724	64,895,218	3,966,180
Net asset value per share	$10.04	$22.96	$23.62	$16.80	$59.14	$17.66
Sales charge	5.75%	5.75%	5.75%	5.75%	5.75%	5.75%
Offering price per share, equal to net asset value per share / (1 - sales charge)	$10.65	$24.36	$25.06	$17.82	$62.75	$18.74

Class C:
Net assets	$4,347,777	$35,832,005	$38,876,280	$2,221,057	$82,770,545	$467,906
Shares of beneficial interest outstanding, unlimited authorization, no par	474,249	1,733,096	1,678,000	165,133	2,662,470	28,087
Net asset value per share	$9.17	$20.68	$23.17	$13.45	$31.09	$16.66

Class I:
Net assets	$48,710,572	$355,469,032	$350,506,559	$48,264,230	$1,465,366,952	$36,578,915
Shares of beneficial interest outstanding, unlimited authorization, no par	4,627,038	15,123,163	14,828,175	2,729,558	18,826,726	2,031,722
Net asset value per share	$10.53	$23.50	$23.64	$17.68	$77.83	$18.00

Class R:
Net assets	$18,554,441	$22,372,432	$10,301,460	$7,898,293	$109,532,227	$574,417
Shares of beneficial interest outstanding, unlimited authorization, no par	1,874,907	994,926	437,909	477,451	2,075,150	32,692
Net asset value per share	$9.90	$22.49	$23.52	$16.54	$52.78	$17.57

Class R6:
Net assets	$1,927,832	$21,432,457	$10,095,042	$5,407,064	$170,984,716	$3,762,997
Shares of beneficial interest outstanding, unlimited authorization, no par	182,221	909,272	425,971	306,086	2,150,286	208,714
Net asset value per share	$10.58	$23.57	$23.70	$17.67	$79.52	$18.03
    26

	Delaware Climate Solutions Fund	Delaware Ivy Asset Strategy Fundφ	Delaware Ivy Balanced Fund	Delaware Ivy Natural Resources Fund	Delaware Ivy Science and Technology Fund	Delaware Real Estate Securities Fund

Class Y:
Net assets	$3,359,101	$82,083,943	$10,692,703	$10,155,207	$298,491,369	$3,275,826
Shares of beneficial interest outstanding, unlimited authorization, no par	327,432	3,557,743	452,524	587,349	4,346,650	183,286
Net asset value per share	$10.26	$23.07	$23.63	$17.29	$68.67	$17.87
*Investments, at cost	$122,070,634	$1,328,768,952	$1,179,623,270	$202,201,366	$3,318,359,533	$65,123,890
**Investments of affiliated issuers, at cost	—	612,381,366	—	—	—	—
‡Bullion, at cost	—	38,406,159	—	—	—	—
ΔForeign currencies, at cost	—	9,629,125	—	—	—	—
φConsolidated statement of assets and liabilities.
See accompanying notes, which are an integral part of the financial statements.
    27

Statements of operations
Ivy Funds
Six months ended September 30, 2024 (Unaudited)
	Delaware Climate Solutions Fund	Delaware Ivy Asset Strategy Fundφ	Delaware Ivy Balanced Fund	Delaware Ivy Natural Resources Fund	Delaware Ivy Science and Technology Fund	Delaware Real Estate Securities Fund
Investment Income:
Dividends	$2,050,423	$12,011,788	$7,067,303	$2,602,778	$16,197,756	$1,541,924
Interest	—	14,932,994	12,086,971	—	—	—
Reclaim income	—	2,738,677	—	—	1,370,516	—
IRS compliance fee for foreign withholding tax claims (see Note 1)	—	(70,509)	—	—	—	—
Foreign tax withheld	(106,771)	(909,851)	(111,886)	(68,308)	(701,231)	(3,796)
	1,943,652	28,703,099	19,042,388	2,534,470	16,867,041	1,538,128

Expenses:
Management fees	586,695	6,192,547	5,284,525	840,946	23,027,965	492,752
Distribution expenses — Class A	71,759	1,645,056	1,411,961	151,568	4,668,465	83,163
Distribution expenses — Class C	23,057	182,287	201,349	11,701	421,983	2,443
Distribution expenses — Class R	46,785	54,749	24,198	21,235	267,276	1,294
Distribution expenses — Class Y	4,832	101,113	13,079	13,137	360,778	3,668
Dividend disbursing and transfer agent fees and expenses	129,632	1,036,911	767,491	184,644	2,659,828	93,651
Registration fees	72,104	106,603	127,433	87,992	176,625	95,737
Accounting and administration expenses	42,363	156,903	134,367	40,886	407,977	29,299
Audit and tax fees	18,366	34,131	22,862	21,026	18,639	19,036
Reports and statements to shareholders expenses	15,931	132,586	67,661	23,514	195,848	15,116
Custodian fees	9,507	34,636	8,114	9,942	36,928	5,796
Legal fees	5,474	145,592	44,171	6,418	140,443	3,951
Trustees’ fees	3,130	40,827	34,611	4,449	129,067	2,455
Other	11,907	73,673	49,451	21,517	77,188	9,857
	1,041,542	9,937,614	8,191,273	1,438,975	32,589,010	858,218
Less expenses waived	(213,354)	—	(340,062)	(129,029)	—	(249,155)
Less expenses paid indirectly	(383)	(14,460)	(8,687)	(587)	(18,721)	(333)
Total operating expenses	827,805	9,923,154	7,842,524	1,309,359	32,570,289	608,730
Net Investment Income (Loss)	1,115,847	18,779,945	11,199,864	1,225,111	(15,703,248)	929,398
    28

	Delaware Climate Solutions Fund	Delaware Ivy Asset Strategy Fundφ	Delaware Ivy Balanced Fund	Delaware Ivy Natural Resources Fund	Delaware Ivy Science and Technology Fund	Delaware Real Estate Securities Fund
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments*	$(2,870,401)	$47,103,733	$46,639,376	$(7,325,059)	$542,979,043	$12,950,812
Foreign currencies	(9,889)	(110,459)	(6)	(13,849)	(21,890)	(284)
Forward foreign currency exchange contracts	—	(60,182)	(131,559)	—	—	—
Futures contracts	—	(504,767)	(295,575)	—	—	—
Swap contracts	—	577	(126,241)	—	—	—
Net realized gain (loss)	(2,880,290)	46,428,902	46,085,995	(7,338,908)	542,957,153	12,950,528

Net change in unrealized appreciation (depreciation) on:
Investments[1]	12,793,820	57,495,345	61,472,386	13,763,468	102,344,514	(209,944)
Affiliated investments	—	1,323,837	—	—	—	—
Foreign currencies	3,085	50,658	(13)	2,667	16,582	78
Forward foreign currency exchange contracts	—	10,113	21,197	—	—	—
Futures contracts	—	71,372	74,278	—	—	—
Swap contracts	—	(12,686)	120,773	—	—	—
Net change in unrealized appreciation (depreciation)	12,796,905	58,938,639	61,688,621	13,766,135	102,361,096	(209,866)
Net Realized and Unrealized Gain (Loss)	9,916,615	105,367,541	107,774,616	6,427,227	645,318,249	12,740,662
Net Increase (Decrease) in Net Assets Resulting from Operations	$11,032,462	$124,147,486	$118,974,480	$7,652,338	$629,615,001	$13,670,060
*	Includes $4,649,853 in proceeds received from the settlement of class action litigation for Delaware Ivy Science and Technology Fund.
φ	Consolidated statement of operations.
[1]	Includes $(2,027,942) capital gains tax accrued for Delaware Ivy Asset Strategy Fund.
See accompanying notes, which are an integral part of the financial statements.
    29

Statements of changes in net assets
Ivy Funds
	Delaware Climate Solutions Fund		Delaware Ivy Asset Strategy Fundφ
	Six months ended 9/30/24 (Unaudited)	Year ended 3/31/24	Six months ended 9/30/24 (Unaudited)	Year ended 3/31/24

Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$1,115,847	$2,048,487	$18,779,945	$41,373,348
Net realized gain (loss)	(2,880,290)	(1,412,216)	46,428,902	85,236,164
Net change in unrealized appreciation (depreciation)	12,796,905	(11,434,052)	58,938,639	200,573,380
Net increase (decrease) in net assets resulting from operations	11,032,462	(10,797,781)	124,147,486	327,182,892

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	—	(1,677,303)	(13,082,407)	(39,270,395)
Class C	—	(90,456)	(279,818)	(1,067,484)
Class I	—	(2,003,299)	(3,805,007)	(11,636,024)
Class R	—	(497,708)	(197,786)	(603,151)
Class R6	—	(97,430)	(235,840)	(621,952)
Class Y	—	(109,689)	(799,120)	(2,423,940)
	—	(4,475,885)	(18,399,978)	(55,622,946)

Capital Share Transactions (See Note 4):
Proceeds from shares sold:
Class A	887,398	4,368,512	16,451,026	44,931,480
Class C	48,329	257,285	2,083,285	3,426,376
Class I	3,963,019	11,508,925	26,590,406	33,052,991
Class R	483,712	1,661,970	1,431,854	2,126,693
Class R6	119,931	1,756,156	1,009,245	2,964,290
Class Y	140,725	555,629	1,825,506	3,871,765

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	—	1,670,129	12,878,022	38,690,447
Class C	—	89,839	279,470	1,066,659
Class I	—	1,623,425	3,772,282	11,540,884
Class R	—	497,640	197,786	603,151
Class R6	—	70,586	226,409	595,961
Class Y	—	108,793	794,449	2,412,694
	5,643,114	24,168,889	67,539,740	145,283,391
    30

	Delaware Climate Solutions Fund		Delaware Ivy Asset Strategy Fundφ
	Six months ended 9/30/24 (Unaudited)	Year ended 3/31/24	Six months ended 9/30/24 (Unaudited)	Year ended 3/31/24

Capital Share Transactions (See Note 4) (continued): Cost of shares redeemed:
Class A	$(11,183,641)	$(30,919,405)	$(104,090,295)	$(208,660,883)
Class C	(946,614)	(4,790,609)	(6,268,399)	(20,744,272)
Class I	(14,427,761)	(49,341,479)	(53,694,615)	(134,531,404)
Class R	(3,020,005)	(14,079,163)	(2,263,630)	(4,202,310)
Class R6	(1,238,696)	(2,076,974)	(1,801,179)	(3,611,221)
Class Y	(1,531,048)	(3,096,385)	(6,616,329)	(15,775,675)
	(32,347,765)	(104,304,015)	(174,734,447)	(387,525,765)
Decrease in net assets derived from capital share transactions	(26,704,651)	(80,135,126)	(107,194,707)	(242,242,374)
Net Increase (Decrease) in Net Assets	(15,672,189)	(95,408,792)	(1,447,199)	29,317,572

Net Assets:
Beginning of period	147,822,397	243,231,189	1,847,311,757	1,817,994,185
End of period	$132,150,208	$147,822,397	$1,845,864,558	$1,847,311,757
φ	Consolidated statements of changes in net assets.
See accompanying notes, which are an integral part of the financial statements.
    31

Statements of changes in net assets
Ivy Funds
	Delaware Ivy Balanced Fund		Delaware Ivy Natural Resources Fund
	Six months ended 9/30/24 (Unaudited)	Year ended 3/31/24	Six months ended 9/30/24 (Unaudited)	Year ended 3/31/24

Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$11,199,864	$20,546,608	$1,225,111	$5,874,672
Net realized gain (loss)	46,085,995	8,876,162	(7,338,908)	2,532,552
Net change in unrealized appreciation (depreciation)	61,688,621	242,374,655	13,766,135	(332,767)
Net increase (decrease) in net assets resulting from operations	118,974,480	271,797,425	7,652,338	8,074,457

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(7,522,552)	(23,910,606)	—	(2,524,051)
Class C	(111,495)	(615,876)	—	(43,309)
Class I	(2,714,278)	(8,940,097)	—	(1,200,289)
Class R	(54,288)	(176,136)	—	(150,136)
Class R6	(80,947)	(237,448)	—	(121,575)
Class Y	(69,301)	(215,763)	—	(188,509)
	(10,552,861)	(34,095,926)	—	(4,227,869)

Capital Share Transactions (See Note 4):
Proceeds from shares sold:
Class A	31,880,432	81,275,122	1,515,265	3,498,832
Class C	2,121,301	4,320,755	181,133	599,592
Class I	33,008,696	63,991,794	2,431,091	7,951,354
Class R	554,537	1,087,361	361,456	1,380,948
Class R6	603,797	1,912,560	657,184	2,877,230
Class Y	734,605	1,301,139	546,508	1,547,040

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	7,459,587	23,715,226	—	2,484,496
Class C	111,475	615,665	—	42,833
Class I	2,699,983	8,896,319	—	1,194,060
Class R	54,269	176,082	—	150,136
Class R6	78,295	228,572	—	88,720
Class Y	69,131	215,251	—	188,339
	79,376,108	187,735,846	5,692,637	22,003,580
    32

	Delaware Ivy Balanced Fund		Delaware Ivy Natural Resources Fund
	Six months ended 9/30/24 (Unaudited)	Year ended 3/31/24	Six months ended 9/30/24 (Unaudited)	Year ended 3/31/24

Capital Share Transactions (See Note 4) (continued): Cost of shares redeemed:
Class A	$(102,159,777)	$(235,831,690)	$(12,727,923)	$(35,559,107)
Class C	(9,213,327)	(32,723,525)	(433,885)	(2,096,537)
Class I	(84,482,411)	(161,584,942)	(8,005,435)	(34,512,105)
Class R	(500,727)	(1,775,742)	(1,805,441)	(4,813,266)
Class R6	(1,176,963)	(2,962,231)	(885,282)	(1,858,746)
Class Y	(1,299,444)	(2,782,488)	(1,290,647)	(4,109,178)
	(198,832,649)	(437,660,618)	(25,148,613)	(82,948,939)
Decrease in net assets derived from capital share transactions	(119,456,541)	(249,924,772)	(19,455,976)	(60,945,359)
Net Decrease in Net Assets	(11,034,922)	(12,223,273)	(11,803,638)	(57,098,771)

Net Assets:
Beginning of period	1,588,282,508	1,600,505,781	202,651,723	259,750,494
End of period	$1,577,247,586	$1,588,282,508	$190,848,085	$202,651,723
See accompanying notes, which are an integral part of the financial statements.
    33

Statements of changes in net assets
Ivy Funds
	Delaware Ivy Science and Technology Fund		Delaware Real Estate Securities Fund
	Six months ended 9/30/24 (Unaudited)	Year ended 3/31/24	Six months ended 9/30/24 (Unaudited)	Year ended 3/31/24

Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$(15,703,248)	$(22,670,400)	$929,398	$2,325,103
Net realized gain (loss)	542,957,153	432,461,645	12,950,528	5,079,990
Net change in unrealized appreciation (depreciation)	102,361,096	1,380,411,995	(209,866)	142,931
Net increase (decrease) in net assets resulting from operations	629,615,001	1,790,203,240	13,670,060	7,548,024

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	—	(355,376,805)	(697,496)	(7,712,823)
Class C	—	(16,181,874)	(3,542)	(59,796)
Class I	—	(107,732,191)	(408,571)	(4,925,373)
Class R	—	(11,620,540)	(5,073)	(44,515)
Class R6	—	(10,701,010)	(32,271)	(201,693)
Class Y	—	(23,082,328)	(30,860)	(295,078)
	—	(524,694,748)	(1,177,813)	(13,239,278)

Capital Share Transactions (See Note 4):
Proceeds from shares sold:
Class A	50,589,800	139,037,583	940,456	2,151,589
Class C	2,886,602	6,895,026	7,781	34,159
Class I	125,386,812	203,842,581	3,884,152	6,274,295
Class R	6,963,757	11,120,824	108,683	123,752
Class R6	19,858,122	40,792,680	1,488,675	542,464
Class Y	25,673,732	44,331,959	115,492	273,773

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	—	352,856,784	693,799	7,690,370
Class C	—	16,176,948	3,542	59,794
Class I	—	107,191,200	408,296	4,918,755
Class R	—	11,618,702	5,073	44,515
Class R6	—	10,282,229	24,116	201,693
Class Y	—	23,026,908	30,860	295,078
	231,358,825	967,173,424	7,710,925	22,610,237
    34

	Delaware Ivy Science and Technology Fund		Delaware Real Estate Securities Fund
	Six months ended 9/30/24 (Unaudited)	Year ended 3/31/24	Six months ended 9/30/24 (Unaudited)	Year ended 3/31/24

Capital Share Transactions (See Note 4) (continued): Cost of shares redeemed:
Class A	$(360,861,718)	$(729,084,455)	$(9,594,886)	$(22,975,290)
Class C	(17,791,330)	(57,471,373)	(169,410)	(298,554)
Class I	(219,777,987)	(526,628,929)	(11,959,332)	(33,299,075)
Class R	(18,802,451)	(28,920,233)	(83,883)	(171,596)
Class R6	(22,190,491)	(39,217,747)	(133,463)	(708,040)
Class Y	(42,288,440)	(75,210,729)	(188,571)	(929,171)
	(681,712,417)	(1,456,533,466)	(22,129,545)	(58,381,726)
Decrease in net assets derived from capital share transactions	(450,353,592)	(489,360,042)	(14,418,620)	(35,771,489)
Net Increase (Decrease) in Net Assets	179,261,409	776,148,450	(1,926,373)	(41,462,743)

Net Assets:
Beginning of period	5,785,713,527	5,009,565,077	116,614,583	158,077,326
End of period	$5,964,974,936	$5,785,713,527	$114,688,210	$116,614,583
See accompanying notes, which are an integral part of the financial statements.
    35

Financial highlights
Delaware Climate Solutions Fund Class A
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/24[1] (Unaudited)	Year ended
		3/31/24	3/31/23	3/31/22	3/31/21	3/31/20
Net asset value, beginning of period	$9.25	$9.88	$9.69	$6.18	$3.25	$9.45

Income (loss) from investment operations:
Net investment income[2]	0.08	0.09	0.18	0.11	0.07	0.04
Net realized and unrealized gain (loss)	0.71	(0.48)[3]	0.18	3.51	2.97	(6.24)
Total from investment operations	0.79	(0.39)	0.36	3.62	3.04	(6.20)

Less dividends and distributions from:
Net investment income	—	(0.24)	(0.17)	(0.11)	(0.11)	—
Total dividends and distributions	—	(0.24)	(0.17)	(0.11)	(0.11)	—

Net asset value, end of period	$10.04	$9.25	$9.88	$9.69	$6.18	$3.25

Total return[4]	8.54%	(3.92%)[3]	3.68%	59.24%	94.23%	(65.61%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$55,250	$60,980	$91,379	$104,280	$72[5]	$40[5]
Ratio of expenses to average net assets[6]	1.24%	1.24%	1.28%	1.35%	1.35%	1.41%
Ratio of expenses to average net assets prior to fees waived[6]	1.54%	1.43%	1.48%	1.72%	1.87%	1.71%
Ratio of net investment income to average net assets	1.58%	1.00%	1.80%	1.60%	1.52%	0.52%
Ratio of net investment income to average net assets prior to fees waived	1.28%	0.81%	1.60%	1.23%	1.00%	0.22%
Portfolio turnover	4%	13%	108%	113%	30%	23%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount includes non-recurring payment for litigation proceeds, which represents class action settlement received by the Fund. The litigation proceeds impact the realized and unrealized gain (loss) per share by $0.01 and total return by 0.10%.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
    36

Delaware Climate Solutions Fund Class C
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/24[1] (Unaudited)	Year ended
		3/31/24	3/31/23	3/31/22	3/31/21	3/31/20
Net asset value, beginning of period	$8.48	$9.03	$8.88	$5.68	$2.97	$8.70

Income (loss) from investment operations:
Net investment income (loss)[2]	0.04	0.03	0.09	0.06	0.03	(0.01)
Net realized and unrealized gain (loss)	0.65	(0.44)[3]	0.17	3.21	2.73	(5.72)
Total from investment operations	0.69	(0.41)	0.26	3.27	2.76	(5.73)

Less dividends and distributions from:
Net investment income	—	(0.14)	(0.11)	(0.07)	(0.05)	—
Total dividends and distributions	—	(0.14)	(0.11)	(0.07)	(0.05)	—

Net asset value, end of period	$9.17	$8.48	$9.03	$8.88	$5.68	$2.97

Total return[4]	8.14%	(4.57%)[3]	2.88%	57.97%	93.07%	(65.86%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$4,348	$4,902	$9,909	$13,503	$9[5]	$6[5]
Ratio of expenses to average net assets[6]	1.99%	1.99%	2.03%	2.09%	2.09%	2.11%
Ratio of expenses to average net assets prior to fees waived[6]	2.29%	2.18%	2.17%	2.34%	2.44%	2.31%
Ratio of net investment income (loss) to average net assets	0.83%	0.32%	1.00%	0.87%	0.77%	(0.20%)
Ratio of net investment income (loss) to average net assets prior to fees waived	0.53%	0.13%	0.86%	0.62%	0.42%	(0.40%)
Portfolio turnover	4%	13%	108%	113%	30%	23%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount includes a non-recurring payment for litigation proceeds, which represents a class action settlement received by the Fund. The litigation proceeds impact the realized and unrealized gain (loss) per share by $0.01 and total return by 0.11%.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
    37

Financial highlights
Delaware Climate Solutions Fund Class I
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/24[1] (Unaudited)	Year ended
		3/31/24	3/31/23	3/31/22	3/31/21	3/31/20
Net asset value, beginning of period	$9.69	$10.34	$10.13	$6.45	$3.40	$9.85

Income (loss) from investment operations:
Net investment income[2]	0.09	0.13	0.22	0.14	0.09	0.08
Net realized and unrealized gain (loss)	0.75	(0.51)[3]	0.18	3.67	3.11	(6.53)
Total from investment operations	0.84	(0.38)	0.40	3.81	3.20	(6.45)

Less dividends and distributions from:
Net investment income	—	(0.27)	(0.19)	(0.13)	(0.15)	—
Total dividends and distributions	—	(0.27)	(0.19)	(0.13)	(0.15)	—

Net asset value, end of period	$10.53	$9.69	$10.34	$10.13	$6.45	$3.40

Total return[4]	8.67%	(3.69%)[3]	3.97%	59.90%	95.08%	(65.48%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$48,711	$55,024	$97,636	$110,841	$97[5]	$52[5]
Ratio of expenses to average net assets[6]	0.99%	0.99%	0.99%	0.99%	0.99%	0.99%
Ratio of expenses to average net assets prior to fees waived[6]	1.29%	1.18%	1.00%	1.14%	1.20%	1.17%
Ratio of net investment income to average net assets	1.83%	1.32%	2.09%	1.93%	1.87%	0.95%
Ratio of net investment income to average net assets prior to fees waived	1.53%	1.13%	2.08%	1.78%	1.66%	0.77%
Portfolio turnover	4%	13%	108%	113%	30%	23%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount includes non-recurring payment for litigation proceeds, which represents class action settlement received by the Fund. The litigation proceeds impact the realized and unrealized gain (loss) per share by $0.01 and total return by 0.10%.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
38

Delaware Climate Solutions Fund Class R
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/24[1] (Unaudited)	Year ended
		3/31/24	3/31/23	3/31/22	3/31/21	3/31/20
Net asset value, beginning of period	$9.13	$9.74	$9.57	$6.10	$3.20	$9.34

Income (loss) from investment operations:
Net investment income[2]	0.06	0.07	0.15	0.09	0.05	0.01
Net realized and unrealized gain (loss)	0.71	(0.48)[3]	0.17	3.46	2.93	(6.15)
Total from investment operations	0.77	(0.41)	0.32	3.55	2.98	(6.14)

Less dividends and distributions from:
Net investment income	—	(0.20)	(0.15)	(0.08)	(0.08)	—
Total dividends and distributions	—	(0.20)	(0.15)	(0.08)	(0.08)	—

Net asset value, end of period	$9.90	$9.13	$9.74	$9.57	$6.10	$3.20

Total return[4]	8.43%[5]	(4.14%)[3,5]	3.31%[5]	58.80%	93.40%[5]	(65.74%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$18,554	$19,602	$33,606	$36,368	$24[6]	$7[6]
Ratio of expenses to average net assets[7]	1.49%	1.49%	1.56%	1.73%	1.75%	1.74%
Ratio of expenses to average net assets prior to fees waived[7]	1.79%	1.68%	1.57%	1.73%	1.77%	1.74%
Ratio of net investment income to average net assets	1.33%	0.77%	1.49%	1.23%	1.06%	0.19%
Ratio of net investment income to average net assets prior to fees waived	1.03%	0.58%	1.48%	1.23%	1.04%	0.19%
Portfolio turnover	4%	13%	108%	113%	30%	23%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount includes non-recurring payment for litigation proceeds, which represents class action settlement received by the Fund. The litigation proceeds impact the realized and unrealized gain (loss) per share by $0.01 and total return by 0.10%.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[5]	Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[6]	Net assets reported in millions.
[7]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
    39

Financial highlights
Delaware Climate Solutions Fund Class R6
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/24[1] (Unaudited)	Year ended
		3/31/24	3/31/23	3/31/22	3/31/21	3/31/20
Net asset value, beginning of period	$9.73	$10.39	$10.18	$6.49	$3.42	$9.90

Income (loss) from investment operations:
Net investment income[2]	0.10	0.13	0.22	0.16	0.09	0.08
Net realized and unrealized gain (loss)	0.75	(0.51)[3]	0.19	3.66	3.13	(6.56)
Total from investment operations	0.85	(0.38)	0.41	3.82	3.22	(6.48)

Less dividends and distributions from:
Net investment income	—	(0.28)	(0.20)	(0.13)	(0.15)	—
Total dividends and distributions	—	(0.28)	(0.20)	(0.13)	(0.15)	—

Net asset value, end of period	$10.58	$9.73	$10.39	$10.18	$6.49	$3.42

Total return[4]	8.74%[5]	(3.58%)[3,5]	4.03%[5]	59.68%[5]	95.11%[5]	(65.45%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,928	$2,879	$3,411	$6,610	$3[6]	$2[6]
Ratio of expenses to average net assets[7]	0.83%	0.88%	0.96%	0.98%	0.99%	0.99%
Ratio of expenses to average net assets prior to fees waived[7]	1.13%	1.07%	0.97%	0.99%	1.02%	0.99%
Ratio of net investment income to average net assets	1.99%	1.35%	2.09%	2.07%	1.84%	0.95%
Ratio of net investment income to average net assets prior to fees waived	1.69%	1.16%	2.08%	2.06%	1.81%	0.95%
Portfolio turnover	4%	13%	108%	113%	30%	23%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount includes non-recurring payment for litigation proceeds, which represents class action settlement received by the Fund. The litigation proceeds impact the realized and unrealized gain (loss) per share by $0.01 and total return by 0.10%.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[5]	Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[6]	Net assets reported in millions.
[7]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
40

Delaware Climate Solutions Fund Class Y
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/24 (Unaudited)	Year ended
		3/31/24	3/31/23	3/31/22	3/31/21	3/31/20
Net asset value, beginning of period	$9.46	$10.08	$9.85	$6.28	$3.30	$9.59

Income (loss) from investment operations:
Net investment income[1]	0.08	0.10	0.18	0.12	0.07	0.04
Net realized and unrealized gain (loss)	0.72	(0.49)[2]	0.19	3.56	3.02	(6.33)
Total from investment operations	0.80	(0.39)	0.37	3.68	3.09	(6.29)

Less dividends and distributions from:
Net investment income	—	(0.23)	(0.14)	(0.11)	(0.11)	—
Total dividends and distributions	—	(0.23)	(0.14)	(0.11)	(0.11)	—

Net asset value, end of period	$10.26	$9.46	$10.08	$9.85	$6.28	$3.30

Total return[3]	8.46%	(3.89%)[2]	3.69%	59.24%	94.31%	(65.59%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$3,359	$4,435	$7,290	$11,467	$8[4]	$4[4]
Ratio of expenses to average net assets[5]	1.24%	1.24%	1.28%	1.35%	1.35%	1.41%
Ratio of expenses to average net assets prior to fees waived[5]	1.54%	1.43%	1.29%	1.38%	1.42%	1.42%
Ratio of net investment income to average net assets	1.58%	1.03%	1.81%	1.61%	1.50%	0.46%
Ratio of net investment income to average net assets prior to fees waived	1.28%	0.84%	1.80%	1.58%	1.43%	0.45%
Portfolio turnover	4%	13%	108%	113%	30%	23%
[1]	Calculated using average shares outstanding.
[2]	Amount includes non-recurring payment for litigation proceeds, which represents class action settlement received by the Fund. The litigation proceeds impact the realized and unrealized gain (loss) per share by $0.01 and total return by 0.10%.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
    41

Financial highlights
Delaware Ivy Asset Strategy Fund Class Aφ
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/24[1] (Unaudited)	Year ended
		3/31/24	3/31/23	3/31/22	3/31/21	3/31/20
Net asset value, beginning of period	$21.66	$18.60	$23.05	$24.45	$17.41	$20.63

Income (loss) from investment operations:
Net investment income[2]	0.22[3]	0.45[3]	0.32	0.29	0.29	0.43
Net realized and unrealized gain (loss)	1.30	3.23	(1.53)	1.12	7.39	(2.42)
Total from investment operations	1.52	3.68	(1.21)	1.41	7.68	(1.99)

Less dividends and distributions from:
Net investment income	(0.22)	(0.62)	(0.27)	(0.55)	(0.39)	(0.42)
Net realized gain	—	—	(2.97)	(2.26)	(0.25)	(0.81)
Total dividends and distributions	(0.22)	(0.62)	(3.24)	(2.81)	(0.64)	(1.23)

Net asset value, end of period	$22.96	$21.66	$18.60	$23.05	$24.45	$17.41

Total return[4]	7.06%[3]	20.14%[3]	(4.79%)	5.33%[5]	44.79%	(10.69%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,328,675	$1,327,361	$1,259,211	$1,531,209	$1,601[6]	$1,128[6]
Ratio of expenses to average net assets[7]	1.12%	1.05%	1.15%	1.11%	1.07%	1.13%
Ratio of expenses to average net assets prior to fees waived[7]	1.12%	1.05%	1.15%	1.11%	1.07%	1.13%
Ratio of net investment income to average net assets	2.02%	2.29%	1.61%	1.16%	1.33%	2.03%
Ratio of net investment income to average net assets prior to fees waived	2.02%	2.29%	1.61%	1.16%	1.33%	2.03%
Portfolio turnover	24%	54%	74%	33%	40%	44%
φ	Consolidated financial highlights.
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount includes the refunded European tax reclaims. These reclaims impacted the net investment income per share by $0.03 and $0.07 and total return by 0.14% and 0.38% for the six months ended September 30, 2024 and year ended March 31, 2024, respectively. See Note 1 in “Notes to financial statements.”
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[5]	Payments by affiliates had no impact on net asset value and total return.
[6]	Net assets reported in millions.
[7]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
42

Delaware Ivy Asset Strategy Fund Class Cφ
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/24[1] (Unaudited)	Year ended
		3/31/24	3/31/23	3/31/22	3/31/21	3/31/20
Net asset value, beginning of period	$19.54	$16.84	$21.25	$22.75	$16.24	$19.33

Income (loss) from investment operations:
Net investment income[2]	0.13[3]	0.28[3]	0.11	0.08	0.13	0.27
Net realized and unrealized gain (loss)	1.17	2.91	(1.44)	1.05	6.87	(2.26)
Total from investment operations	1.30	3.19	(1.33)	1.13	7.00	(1.99)

Less dividends and distributions from:
Net investment income	(0.16)	(0.49)	(0.11)	(0.37)	(0.24)	(0.29)
Net realized gain	—	—	(2.97)	(2.26)	(0.25)	(0.81)
Total dividends and distributions	(0.16)	(0.49)	(3.08)	(2.63)	(0.49)	(1.10)

Net asset value, end of period	$20.68	$19.54	$16.84	$21.25	$22.75	$16.24

Total return[4]	6.66%[3]	19.26%[3]	(5.80%)	4.49%[5]	43.70%	(11.37%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$35,832	$37,710	$48,216	$89,955	$146[6]	$298[6]
Ratio of expenses to average net assets[7]	1.87%	1.80%	2.18%	1.92%	1.86%	1.88%
Ratio of expenses to average net assets prior to fees waived[7]	1.87%	1.80%	2.18%	1.92%	1.86%	1.88%
Ratio of net investment income to average net assets	1.27%	1.58%	0.58%	0.35%	0.63%	1.34%
Ratio of net investment income to average net assets prior to fees waived	1.27%	1.58%	0.58%	0.35%	0.63%	1.34%
Portfolio turnover	24%	54%	74%	33%	40%	44%
φ	Consolidated financial highlights.
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount includes the refunded European tax reclaims. These reclaims impacted the net investment income per share by $0.03 and $0.06 and total return by 0.15% and 0.36% for the six months ended September 30, 2024 and year ended March 31, 2024, respectively. See Note 1 in “Notes to financial statements.”
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[5]	Payments by affiliates had no impact on net asset value and total return.
[6]	Net assets reported in millions.
[7]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
    43

Financial highlights
Delaware Ivy Asset Strategy Fund Class Iφ
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/24[1] (Unaudited)	Year ended
		3/31/24	3/31/23	3/31/22	3/31/21	3/31/20
Net asset value, beginning of period	$22.17	$19.01	$23.48	$24.85	$17.68	$20.93

Income (loss) from investment operations:
Net investment income[2]	0.26[3]	0.51[3]	0.38	0.36	0.35	0.50
Net realized and unrealized gain (loss)	1.32	3.31	(1.57)	1.14	7.51	(2.46)
Total from investment operations	1.58	3.82	(1.19)	1.50	7.86	(1.96)

Less dividends and distributions from:
Net investment income	(0.25)	(0.66)	(0.31)	(0.61)	(0.44)	(0.48)
Net realized gain	—	—	(2.97)	(2.26)	(0.25)	(0.81)
Total dividends and distributions	(0.25)	(0.66)	(3.28)	(2.87)	(0.69)	(1.29)

Net asset value, end of period	$23.50	$22.17	$19.01	$23.48	$24.85	$17.68

Total return[4]	7.15%[3]	20.49%[3]	(4.58%)	5.59%[5]	45.16%	(10.44%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$355,469	$358,336	$393,751	$597,362	$713[6]	$586[6]
Ratio of expenses to average net assets[7]	0.87%	0.80%	0.90%	0.88%	0.83%	0.87%
Ratio of expenses to average net assets prior to fees waived[7]	0.87%	0.80%	0.90%	0.88%	0.83%	0.87%
Ratio of net investment income to average net assets	2.27%	2.56%	1.86%	1.39%	1.59%	2.31%
Ratio of net investment income to average net assets prior to fees waived	2.27%	2.56%	1.86%	1.39%	1.59%	2.31%
Portfolio turnover	24%	54%	74%	33%	40%	44%
φ	Consolidated financial highlights.
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount includes the refunded European tax reclaims. These reclaims impacted the net investment income per share by $0.03 and $0.07 and total return by 0.14% and 0.37% for the six months ended September 30, 2024 and year ended March 31, 2024, respectively. See Note 1 in “Notes to financial statements.”
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[5]	Payments by affiliates had no impact on net asset value and total return.
[6]	Net assets reported in millions.
[7]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
44

Delaware Ivy Asset Strategy Fund Class Rφ
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/24[1] (Unaudited)	Year ended
		3/31/24	3/31/23	3/31/22	3/31/21	3/31/20
Net asset value, beginning of period	$21.23	$18.24	$22.68	$24.09	$17.17	$20.35

Income (loss) from investment operations:
Net investment income[2]	0.19[3]	0.39[3]	0.25	0.20	0.22	0.36
Net realized and unrealized gain (loss)	1.27	3.18	(1.51)	1.11	7.27	(2.37)
Total from investment operations	1.46	3.57	(1.26)	1.31	7.49	(2.01)

Less dividends and distributions from:
Net investment income	(0.20)	(0.58)	(0.21)	(0.46)	(0.32)	(0.36)
Net realized gain	—	—	(2.97)	(2.26)	(0.25)	(0.81)
Total dividends and distributions	(0.20)	(0.58)	(3.18)	(2.72)	(0.57)	(1.17)

Net asset value, end of period	$22.49	$21.23	$18.24	$22.68	$24.09	$17.17

Total return[4]	6.90%[3]	19.88%[3]	(5.10%)	4.98%[5]	44.26%	(10.93%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$22,372	$21,732	$20,073	$23,787	$28[6]	$28[6]
Ratio of expenses to average net assets[7]	1.37%	1.30%	1.47%	1.46%	1.42%	1.46%
Ratio of expenses to average net assets prior to fees waived[7]	1.37%	1.30%	1.47%	1.46%	1.42%	1.46%
Ratio of net investment income to average net assets	1.77%	2.04%	1.29%	0.81%	1.02%	1.72%
Ratio of net investment income to average net assets prior to fees waived	1.77%	2.04%	1.29%	0.81%	1.02%	1.72%
Portfolio turnover	24%	54%	74%	33%	40%	44%
φ	Consolidated financial highlights.
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount includes the refunded European tax reclaims. These reclaims impacted the net investment income per share by $0.03 and $0.07 and total return by 0.14% and 0.38% for the six months ended September 30, 2024 and year ended March 31, 2024, respectively. See Note 1 in “Notes to financial statements.”
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[5]	Payments by affiliates had no impact on net asset value and total return.
[6]	Net assets reported in millions.
[7]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
    45

Financial highlights
Delaware Ivy Asset Strategy Fund Class R6φ
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/24[1] (Unaudited)	Year ended
		3/31/24	3/31/23	3/31/22	3/31/21	3/31/20
Net asset value, beginning of period	$22.23	$19.08	$23.55	$24.92	$17.73	$20.99

Income (loss) from investment operations:
Net investment income[2]	0.27[3]	0.51[3]	0.41	0.40	0.37	0.51
Net realized and unrealized gain (loss)	1.33	3.32	(1.56)	1.14	7.54	(2.45)
Total from investment operations	1.60	3.83	(1.15)	1.54	7.91	(1.94)

Less dividends and distributions from:
Net investment income	(0.26)	(0.68)	(0.35)	(0.65)	(0.47)	(0.51)
Net realized gain	—	—	(2.97)	(2.26)	(0.25)	(0.81)
Total dividends and distributions	(0.26)	(0.68)	(3.32)	(2.91)	(0.72)	(1.32)

Net asset value, end of period	$23.57	$22.23	$19.08	$23.55	$24.92	$17.73

Total return[4]	7.23%[3]	20.45%[3]	(4.39%)	5.73%[5]	45.35%	(10.32%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$21,433	$20,788	$17,914	$16,520	$19[6]	$8[6]
Ratio of expenses to average net assets[7]	0.77%	0.77%	0.77%	0.72%	0.67%	0.72%
Ratio of expenses to average net assets prior to fees waived[7]	0.77%	0.77%	0.77%	0.72%	0.67%	0.72%
Ratio of net investment income to average net assets	2.37%	2.56%	1.99%	1.56%	1.62%	2.35%
Ratio of net investment income to average net assets prior to fees waived	2.37%	2.56%	1.99%	1.56%	1.62%	2.35%
Portfolio turnover	24%	54%	74%	33%	40%	44%
φ	Consolidated financial highlights.
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount includes the refunded European tax reclaims. These reclaims impacted the net investment income per share by $0.03 and $0.07 and total return by 0.13% and 0.37% for the six months ended September 30, 2024 and year ended March 31, 2024, respectively. See Note 1 in “Notes to financial statements.”
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[5]	Payments by affiliates had no impact on net asset value and total return.
[6]	Net assets reported in millions.
[7]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
46

Delaware Ivy Asset Strategy Fund Class Yφ
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/24[1] (Unaudited)	Year ended
		3/31/24	3/31/23	3/31/22	3/31/21	3/31/20
Net asset value, beginning of period	$21.77	$18.69	$23.14	$24.53	$17.47	$20.69

Income (loss) from investment operations:
Net investment income[2]	0.22[3]	0.45[3]	0.33	0.30	0.30	0.44
Net realized and unrealized gain (loss)	1.30	3.25	(1.53)	1.12	7.40	(2.42)
Total from investment operations	1.52	3.70	(1.20)	1.42	7.70	(1.98)

Less dividends and distributions from:
Net investment income	(0.22)	(0.62)	(0.28)	(0.55)	(0.39)	(0.43)
Net realized gain	—	—	(2.97)	(2.26)	(0.25)	(0.81)
Total dividends and distributions	(0.22)	(0.62)	(3.25)	(2.81)	(0.64)	(1.24)

Net asset value, end of period	$23.07	$21.77	$18.69	$23.14	$24.53	$17.47

Total return[4]	7.02%[3]	20.15%[3]	(4.72%)	5.35%[5,6]	44.75%[6]	(10.64%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$82,084	$81,385	$78,829	$96,913	$109[7]	$98[7]
Ratio of expenses to average net assets[8]	1.12%	1.05%	1.11%	1.09%	1.07%	1.11%
Ratio of expenses to average net assets prior to fees waived[8]	1.12%	1.05%	1.11%	1.11%	1.08%	1.11%
Ratio of net investment income to average net assets	2.02%	2.30%	1.65%	1.17%	1.36%	2.08%
Ratio of net investment income to average net assets prior to fees waived	2.02%	2.30%	1.65%	1.15%	1.35%	2.08%
Portfolio turnover	24%	54%	74%	33%	40%	44%
φ	Consolidated financial highlights.
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount includes the refunded European tax reclaims. These reclaims impacted the net investment income per share by $0.03 and $0.07 and total return by 0.14% and 0.37% for the six months ended September 30, 2024 and year ended March 31, 2024, respectively. See Note 1 in “Notes to financial statements.”
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[5]	Payments by affiliates had no impact on net asset value and total return.
[6]	Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[7]	Net assets reported in millions.
[8]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
    47

Financial highlights
Delaware Ivy Balanced Fund Class A
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/24[1] (Unaudited)	Year ended
		3/31/24	3/31/23	3/31/22	3/31/21	3/31/20
Net asset value, beginning of period	$22.02	$18.85	$25.53	$27.29	$20.43	$23.58

Income (loss) from investment operations:
Net investment income[2]	0.16	0.26	0.21	0.12	0.24	0.31
Net realized and unrealized gain (loss)	1.59	3.36[3]	(2.06)	1.28	8.38	(1.57)
Total from investment operations	1.75	3.62	(1.85)	1.40	8.62	(1.26)

Less dividends and distributions from:
Net investment income	(0.15)	(0.45)	(0.15)	(0.12)	(0.28)	(0.34)
Net realized gain	—	—	(4.68)	(3.04)	(1.48)	(1.55)
Total dividends and distributions	(0.15)	(0.45)	(4.83)	(3.16)	(1.76)	(1.89)

Net asset value, end of period	$23.62	$22.02	$18.85	$25.53	$27.29	$20.43

Total return[4]	7.97%[5]	19.36%[3,5]	(6.71%)	4.57%	42.81%	(6.55%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,156,776	$1,140,285	$1,102,496	$1,485,004	$1,509[6]	$1,086[6]
Ratio of expenses to average net assets[7]	1.05%	1.06%	1.10%	1.04%	1.07%	1.10%
Ratio of expenses to average net assets prior to fees waived[7]	1.09%	1.07%	1.10%	1.04%	1.07%	1.10%
Ratio of net investment income to average net assets	1.41%	1.30%	0.97%	0.44%	0.95%	1.27%
Ratio of net investment income to average net assets prior to fees waived	1.37%	1.29%	0.97%	0.44%	0.95%	1.27%
Portfolio turnover	38%	73%	82%	94%	52%	43%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount includes non-recurring payment for litigation proceeds, which represents class action settlement received by the Fund. The litigation proceeds impact the realized and unrealized gain (loss) per share by $0.03 and total return by 0.16%.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[5]	Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[6]	Net assets reported in millions.
[7]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
48

Delaware Ivy Balanced Fund Class C
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/24[1] (Unaudited)	Year ended
		3/31/24	3/31/23	3/31/22	3/31/21	3/31/20
Net asset value, beginning of period	$21.60	$18.49	$25.21	$26.98	$20.24	$23.38

Income (loss) from investment operations:
Net investment income (loss)[2]	0.07	0.11	0.01	(0.09)	0.06	0.13
Net realized and unrealized gain (loss)	1.56	3.29[3]	(2.03)	1.25	8.30	(1.55)
Total from investment operations	1.63	3.40	(2.02)	1.16	8.36	(1.42)

Less dividends and distributions from:
Net investment income	(0.06)	(0.29)	(0.02)	—	(0.14)	(0.17)
Net realized gain	—	—	(4.68)	(2.93)	(1.48)	(1.55)
Total dividends and distributions	(0.06)	(0.29)	(4.70)	(2.93)	(1.62)	(1.72)

Net asset value, end of period	$23.17	$21.60	$18.49	$25.21	$26.98	$20.24

Total return[4]	7.57%[5]	18.44%[3,5]	(7.53%)	3.77%	41.82%	(7.24%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$38,876	$43,118	$63,537	$117,058	$183[6]	$243[6]
Ratio of expenses to average net assets[7]	1.80%	1.81%	1.98%	1.82%	1.82%	1.83%
Ratio of expenses to average net assets prior to fees waived[7]	1.84%	1.82%	1.98%	1.82%	1.82%	1.83%
Ratio of net investment income (loss) to average net assets	0.66%	0.55%	0.06%	(0.34%)	0.23%	0.54%
Ratio of net investment income (loss) to average net assets prior to fees waived	0.62%	0.54%	0.06%	(0.34%)	0.23%	0.54%
Portfolio turnover	38%	73%	82%	94%	52%	43%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount includes non-recurring payment for litigation proceeds, which represents class action settlement received by the Fund. The litigation proceeds impact the realized and unrealized gain (loss) per share by $0.03 and total return by 0.16%.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[5]	Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[6]	Net assets reported in millions.
[7]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
    49

Financial highlights
Delaware Ivy Balanced Fund Class I
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/24[1] (Unaudited)	Year ended
		3/31/24	3/31/23	3/31/22	3/31/21	3/31/20
Net asset value, beginning of period	$22.03	$18.86	$25.54	$27.29	$20.42	$23.57

Income (loss) from investment operations:
Net investment income[2]	0.19	0.31	0.26	0.18	0.29	0.36
Net realized and unrealized gain (loss)	1.60	3.36[3]	(2.06)	1.28	8.39	(1.57)
Total from investment operations	1.79	3.67	(1.80)	1.46	8.68	(1.21)

Less dividends and distributions from:
Net investment income	(0.18)	(0.50)	(0.20)	(0.17)	(0.33)	(0.39)
Net realized gain	—	—	(4.68)	(3.04)	(1.48)	(1.55)
Total dividends and distributions	(0.18)	(0.50)	(4.88)	(3.21)	(1.81)	(1.94)

Net asset value, end of period	$23.64	$22.03	$18.86	$25.54	$27.29	$20.42

Total return[4]	8.15%[5]	19.63%[3,5]	(6.52%)	4.82%	43.15%	(6.32%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$350,507	$375,021	$406,338	$745,878	$846[6]	$671[6]
Ratio of expenses to average net assets[7]	0.80%	0.81%	0.88%	0.84%	0.86%	0.86%
Ratio of expenses to average net assets prior to fees waived[7]	0.84%	0.82%	0.88%	0.84%	0.86%	0.86%
Ratio of net investment income to average net assets	1.66%	1.55%	1.17%	0.64%	1.17%	1.51%
Ratio of net investment income to average net assets prior to fees waived	1.62%	1.54%	1.17%	0.64%	1.17%	1.51%
Portfolio turnover	38%	73%	82%	94%	52%	43%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount includes non-recurring payment for litigation proceeds, which represents class action settlement received by the Fund. The litigation proceeds impact the realized and unrealized gain (loss) per share by $0.03 and total return by 0.16%.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[5]	Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[6]	Net assets reported in millions.
[7]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
50

Delaware Ivy Balanced Fund Class R
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/24[1] (Unaudited)	Year ended
		3/31/24	3/31/23	3/31/22	3/31/21	3/31/20
Net asset value, beginning of period	$21.93	$18.78	$25.46	$27.22	$20.39	$23.54

Income (loss) from investment operations:
Net investment income[2]	0.13	0.21	0.15	0.01	0.15	0.22
Net realized and unrealized gain (loss)	1.59	3.35[3]	(2.05)	1.26	8.36	(1.57)
Total from investment operations	1.72	3.56	(1.90)	1.27	8.51	(1.35)

Less dividends and distributions from:
Net investment income	(0.13)	(0.41)	(0.10)	(0.01)	(0.20)	(0.25)
Net realized gain	—	—	(4.68)	(3.02)	(1.48)	(1.55)
Total dividends and distributions	(0.13)	(0.41)	(4.78)	(3.03)	(1.68)	(1.80)

Net asset value, end of period	$23.52	$21.93	$18.78	$25.46	$27.22	$20.39

Total return[4]	7.84%[5]	19.04%[3,5]	(6.97%)	4.15%	42.31%	(6.90%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$10,301	$9,503	$8,650	$10,852	$11[6]	$11[6]
Ratio of expenses to average net assets[7]	1.30%	1.31%	1.38%	1.44%	1.45%	1.45%
Ratio of expenses to average net assets prior to fees waived[7]	1.34%	1.32%	1.38%	1.44%	1.45%	1.45%
Ratio of net investment income to average net assets	1.16%	1.05%	0.70%	0.04%	0.60%	0.91%
Ratio of net investment income to average net assets prior to fees waived	1.12%	1.04%	0.70%	0.04%	0.60%	0.91%
Portfolio turnover	38%	73%	82%	94%	52%	43%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount includes non-recurring payment for litigation proceeds, which represents class action settlement received by the Fund. The litigation proceeds impact the realized and unrealized gain (loss) per share by $0.03 and total return by 0.16%.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[5]	Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[6]	Net assets reported in millions.
[7]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
    51

Financial highlights
Delaware Ivy Balanced Fund Class R6
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/24[1] (Unaudited)	Year ended
		3/31/24	3/31/23	3/31/22	3/31/21	3/31/20
Net asset value, beginning of period	$22.09	$18.91	$25.60	$27.36	$20.47	$23.62

Income (loss) from investment operations:
Net investment income[2]	0.20	0.32	0.29	0.22	0.33	0.40
Net realized and unrealized gain (loss)	1.60	3.38[3]	(2.07)	1.27	8.40	(1.57)
Total from investment operations	1.80	3.70	(1.78)	1.49	8.73	(1.17)

Less dividends and distributions from:
Net investment income	(0.19)	(0.52)	(0.23)	(0.21)	(0.36)	(0.43)
Net realized gain	—	—	(4.68)	(3.04)	(1.48)	(1.55)
Total dividends and distributions	(0.19)	(0.52)	(4.91)	(3.25)	(1.84)	(1.98)

Net asset value, end of period	$23.70	$22.09	$18.91	$25.60	$27.36	$20.47

Total return[4]	8.17%[5]	19.72%[3,5]	(6.39%)	4.93%	43.34%	(6.16%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$10,095	$9,906	$9,291	$10,232	$11[6]	$7[6]
Ratio of expenses to average net assets[7]	0.71%	0.76%	0.75%	0.70%	0.71%	0.71%
Ratio of expenses to average net assets prior to fees waived[7]	0.75%	0.77%	0.75%	0.70%	0.71%	0.71%
Ratio of net investment income to average net assets	1.75%	1.61%	1.33%	0.78%	1.30%	1.65%
Ratio of net investment income to average net assets prior to fees waived	1.71%	1.60%	1.33%	0.78%	1.30%	1.65%
Portfolio turnover	38%	73%	82%	94%	52%	43%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount includes non-recurring payment for litigation proceeds, which represents class action settlement received by the Fund. The litigation proceeds impact the realized and unrealized gain (loss) per share by $0.03 and total return by 0.16%.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[5]	Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[6]	Net assets reported in millions.
[7]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
52

Delaware Ivy Balanced Fund Class Y
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/24[1] (Unaudited)	Year ended
		3/31/24	3/31/23	3/31/22	3/31/21	3/31/20
Net asset value, beginning of period	$22.02	$18.85	$25.54	$27.29	$20.43	$23.58

Income (loss) from investment operations:
Net investment income[2]	0.16	0.26	0.22	0.12	0.24	0.31
Net realized and unrealized gain (loss)	1.60	3.36[3]	(2.07)	1.28	8.38	(1.57)
Total from investment operations	1.76	3.62	(1.85)	1.40	8.62	(1.26)

Less dividends and distributions from:
Net investment income	(0.15)	(0.45)	(0.16)	(0.11)	(0.28)	(0.34)
Net realized gain	—	—	(4.68)	(3.04)	(1.48)	(1.55)
Total dividends and distributions	(0.15)	(0.45)	(4.84)	(3.15)	(1.76)	(1.89)

Net asset value, end of period	$23.63	$22.02	$18.85	$25.54	$27.29	$20.43

Total return[4]	8.02%[5]	19.35%[3,5]	(6.71%)	4.59%[5]	42.81%[5]	(6.55%)[5]

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$10,693	$10,450	$10,194	$12,699	$16[6]	$14[6]
Ratio of expenses to average net assets[7]	1.05%	1.06%	1.07%	1.04%	1.07%	1.10%
Ratio of expenses to average net assets prior to fees waived[7]	1.09%	1.07%	1.07%	1.08%	1.10%	1.11%
Ratio of net investment income to average net assets	1.41%	1.31%	1.01%	0.44%	0.97%	1.27%
Ratio of net investment income to average net assets prior to fees waived	1.37%	1.30%	1.01%	0.40%	0.94%	1.26%
Portfolio turnover	38%	73%	82%	94%	52%	43%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount includes non-recurring payment for litigation proceeds, which represents class action settlement received by the Fund. The litigation proceeds impact the realized and unrealized gain (loss) per share by $0.03 and total return by 0.16%.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[5]	Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[6]	Net assets reported in millions.
[7]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
    53

Financial highlights
Delaware Ivy Natural Resources Fund Class A
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/24[1] (Unaudited)	Year ended
		3/31/24	3/31/23	3/31/22	3/31/21	3/31/20
Net asset value, beginning of period	$16.16	$15.75	$16.92	$12.42	$7.85	$13.45

Income (loss) from investment operations:
Net investment income[2]	0.10	0.39	0.35	0.21	0.09	0.13
Net realized and unrealized gain (loss)	0.54	0.33	(1.20)	4.61	4.51	(5.51)
Total from investment operations	0.64	0.72	(0.85)	4.82	4.60	(5.38)

Less dividends and distributions from:
Net investment income	—	(0.31)	(0.32)	(0.32)	(0.03)	(0.22)
Total dividends and distributions	—	(0.31)	(0.32)	(0.32)	(0.03)	(0.22)

Net asset value, end of period	$16.80	$16.16	$15.75	$16.92	$12.42	$7.85

Total return[3]	3.96%[4]	4.63%	(5.03%)[4]	39.47%	58.68%	(40.58%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$116,902	$123,472	$150,383	$170,746	$136[5]	$102[5]
Ratio of expenses to average net assets[6]	1.38%	1.20%	1.44%	1.82%	1.84%	1.77%
Ratio of expenses to average net assets prior to fees waived[6]	1.51%	1.20%	1.65%	1.82%	1.84%	1.77%
Ratio of net investment income to average net assets	1.18%	2.54%	2.20%	1.57%	0.82%	1.05%
Ratio of net investment income to average net assets prior to fees waived	1.05%	2.54%	1.99%	1.57%	0.82%	1.05%
Portfolio turnover	16%	37%	48%	116%	52%	44%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[4]	Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
54

Delaware Ivy Natural Resources Fund Class C
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/24[1] (Unaudited)	Year ended
		3/31/24	3/31/23	3/31/22	3/31/21	3/31/20
Net asset value, beginning of period	$12.99	$12.71	$13.81	$10.22	$6.48	$11.13

Income (loss) from investment operations:
Net investment income[2]	0.03	0.21	0.19	0.09	0.01	0.03
Net realized and unrealized gain (loss)	0.43	0.28	(0.98)	3.77	3.74	(4.55)
Total from investment operations	0.46	0.49	(0.79)	3.86	3.75	(4.52)

Less dividends and distributions from:
Net investment income	—	(0.21)	(0.31)	(0.27)	(0.01)	(0.13)
Total dividends and distributions	—	(0.21)	(0.31)	(0.27)	(0.01)	(0.13)

Net asset value, end of period	$13.45	$12.99	$12.71	$13.81	$10.22	$6.48

Total return[3]	3.54%[4]	3.89%	(5.76%)[4]	38.45%	57.83%	(41.02%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$2,221	$2,394	$3,846	$3,460	$3[5]	$5[5]
Ratio of expenses to average net assets[6]	2.13%	1.95%	2.20%	2.52%	2.49%	2.48%
Ratio of expenses to average net assets prior to fees waived[6]	2.26%	1.95%	2.42%	2.52%	2.49%	2.48%
Ratio of net investment income to average net assets	0.43%	1.72%	1.46%	0.84%	0.07%	0.30%
Ratio of net investment income to average net assets prior to fees waived	0.30%	1.72%	1.24%	0.84%	0.07%	0.03%
Portfolio turnover	16%	37%	48%	116%	52%	44%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[4]	Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
    55

Financial highlights
Delaware Ivy Natural Resources Fund Class I
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/24[1] (Unaudited)	Year ended
		3/31/24	3/31/23	3/31/22	3/31/21	3/31/20
Net asset value, beginning of period	$16.99	$16.52	$17.72	$12.99	$8.18	$14.06

Income (loss) from investment operations:
Net investment income[2]	0.12	0.45	0.42	0.31	0.16	0.21
Net realized and unrealized gain (loss)	0.57	0.35	(1.25)	4.82	4.73	(5.74)
Total from investment operations	0.69	0.80	(0.83)	5.13	4.89	(5.53)

Less dividends and distributions from:
Net investment income	—	(0.33)	(0.37)	(0.40)	(0.08)	(0.35)
Total dividends and distributions	—	(0.33)	(0.37)	(0.40)	(0.08)	(0.35)

Net asset value, end of period	$17.68	$16.99	$16.52	$17.72	$12.99	$8.18

Total return[3]	4.06%[4]	4.93%	(4.73%)[4]	40.30%	59.85%	(40.26%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$48,264	$51,824	$76,474	$84,343	$71[5]	$54[5]
Ratio of expenses to average net assets[6]	1.13%	0.95%	1.11%	1.21%	1.20%	1.19%
Ratio of expenses to average net assets prior to fees waived[6]	1.26%	0.95%	1.14%	1.21%	1.20%	1.19%
Ratio of net investment income to average net assets	1.43%	2.78%	2.52%	2.17%	1.46%	1.63%
Ratio of net investment income to average net assets prior to fees waived	1.30%	2.78%	2.49%	2.17%	1.46%	1.63%
Portfolio turnover	16%	37%	48%	116%	52%	44%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
56

Delaware Ivy Natural Resources Fund Class R
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/24[1] (Unaudited)	Year ended
		3/31/24	3/31/23	3/31/22	3/31/21	3/31/20
Net asset value, beginning of period	$15.93	$15.52	$16.69	$12.25	$7.75	$13.26

Income (loss) from investment operations:
Net investment income[2]	0.08	0.35	0.32	0.22	0.09	0.13
Net realized and unrealized gain (loss)	0.53	0.31	(1.19)	4.54	4.45	(5.42)
Total from investment operations	0.61	0.66	(0.87)	4.76	4.54	(5.29)

Less dividends and distributions from:
Net investment income	—	(0.25)	(0.30)	(0.32)	(0.04)	(0.22)
Total dividends and distributions	—	(0.25)	(0.30)	(0.32)	(0.04)	(0.22)

Net asset value, end of period	$16.54	$15.93	$15.52	$16.69	$12.25	$7.75

Total return[3]	3.83%[4]	4.33%	(5.21%)[4]	39.60%	58.67%	(40.53%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$7,899	$9,011	$12,202	$14,145	$12[5]	$7[5]
Ratio of expenses to average net assets[6]	1.63%	1.45%	1.64%	1.78%	1.77%	1.76%
Ratio of expenses to average net assets prior to fees waived[6]	1.76%	1.45%	1.66%	1.78%	1.77%	1.76%
Ratio of net investment income to average net assets	0.93%	2.28%	2.03%	1.60%	0.90%	1.06%
Ratio of net investment income to average net assets prior to fees waived	0.80%	2.28%	2.01%	1.60%	0.90%	1.06%
Portfolio turnover	16%	37%	48%	116%	52%	44%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
    57

Financial highlights
Delaware Ivy Natural Resources Fund Class R6
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/24[1] (Unaudited)	Year ended
		3/31/24	3/31/23	3/31/22	3/31/21	3/31/20
Net asset value, beginning of period	$16.96	$16.56	$17.79	$13.03	$8.21	$14.12

Income (loss) from investment operations:
Net investment income[2]	0.14	0.48	0.42	0.36	0.18	0.23
Net realized and unrealized gain (loss)	0.57	0.31	(1.24)	4.82	4.73	(5.75)
Total from investment operations	0.71	0.79	(0.82)	5.18	4.91	(5.52)

Less dividends and distributions from:
Net investment income	—	(0.39)	(0.41)	(0.42)	(0.09)	(0.39)
Total dividends and distributions	—	(0.39)	(0.41)	(0.42)	(0.09)	(0.39)

Net asset value, end of period	$17.67	$16.96	$16.56	$17.79	$13.03	$8.21

Total return[3]	4.19%[4]	4.89%	(4.63%)[4]	40.61%	59.94%	(40.11%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$5,407	$5,446	$4,213	$2,228	$1[5]	$3[5]
Ratio of expenses to average net assets[6]	0.97%	0.92%	1.03%	1.04%	0.99%	1.02%
Ratio of expenses to average net assets prior to fees waived[6]	1.10%	0.92%	1.07%	1.04%	0.99%	1.02%
Ratio of net investment income to average net assets	1.59%	2.93%	2.49%	2.46%	1.64%	1.81%
Ratio of net investment income to average net assets prior to fees waived	1.46%	2.93%	2.45%	2.46%	1.64%	1.81%
Portfolio turnover	16%	37%	48%	116%	52%	44%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
58

Delaware Ivy Natural Resources Fund Class Y
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/24[1] (Unaudited)	Year ended
		3/31/24	3/31/23	3/31/22	3/31/21	3/31/20
Net asset value, beginning of period	$16.63	$16.19	$17.38	$12.74	$8.04	$13.79

Income (loss) from investment operations:
Net investment income[2]	0.10	0.40	0.38	0.28	0.13	0.17
Net realized and unrealized gain (loss)	0.56	0.33	(1.24)	4.73	4.63	(5.63)
Total from investment operations	0.66	0.73	(0.86)	5.01	4.76	(5.46)

Less dividends and distributions from:
Net investment income	—	(0.29)	(0.33)	(0.37)	(0.06)	(0.29)
Total dividends and distributions	—	(0.29)	(0.33)	(0.37)	(0.06)	(0.29)

Net asset value, end of period	$17.29	$16.63	$16.19	$17.38	$12.74	$8.04

Total return[3]	3.97%[4]	4.60%	(4.95%)[4]	40.08%	59.33%	(40.40%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$10,155	$10,505	$12,632	$14,348	$11[5]	$8[5]
Ratio of expenses to average net assets[6]	1.38%	1.20%	1.35%	1.42%	1.42%	1.42%
Ratio of expenses to average net assets prior to fees waived[6]	1.51%	1.20%	1.38%	1.42%	1.42%	1.42%
Ratio of net investment income to average net assets	1.18%	2.54%	2.27%	1.97%	1.23%	1.39%
Ratio of net investment income to average net assets prior to fees waived	1.05%	2.54%	2.24%	1.97%	1.23%	1.39%
Portfolio turnover	16%	37%	48%	116%	52%	44%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
    59

Financial highlights
Delaware Ivy Science and Technology Fund Class A
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/24[1] (Unaudited)	Year ended
		3/31/24	3/31/23	3/31/22	3/31/21	3/31/20
Net asset value, beginning of period	$53.07	$42.38	$63.48	$92.04	$59.85	$65.00

Income (loss) from investment operations:
Net investment loss[2]	(0.16)	(0.23)	(0.24)	(0.66)	(0.55)	(0.38)
Net realized and unrealized gain (loss)	6.23[3]	16.25[3]	(8.49)	2.73	40.68	3.45
Total from investment operations	6.07	16.02	(8.73)	2.07	40.13	3.07

Less dividends and distributions from:
Net realized gain	—	(5.33)	(12.37)	(30.63)	(7.94)	(8.22)
Total dividends and distributions	—	(5.33)	(12.37)	(30.63)	(7.94)	(8.22)

Net asset value, end of period	$59.14	$53.07	$42.38	$63.48	$92.04	$59.85

Total return[4]	11.44%[3]	40.88%[3]	(12.32%)	(0.21%)	67.65%	2.98%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$3,837,829	$3,743,633	$3,186,208	$4,958,005	$5,696[5]	$3,626[5]
Ratio of expenses to average net assets[6]	1.18%	1.16%	1.21%	1.13%	1.14%	1.18%
Ratio of expenses to average net assets prior to fees waived[6]	1.18%	1.16%	1.21%	1.13%	1.14%	1.18%
Ratio of net investment loss to average net assets	(0.60%)	(0.50%)	(0.51%)	(0.76%)	(0.66%)	(0.54%)
Ratio of net investment loss to average net assets prior to fees waived	(0.60%)	(0.50%)	(0.51%)	(0.76%)	(0.66%)	(0.54%)
Portfolio turnover	21%	29%	51%	53%	9%	23%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount includes non-recurring payment for litigation proceeds, which represents class action settlement received by the Fund. The litigation proceeds impact the realized and unrealized gain (loss) per share by $0.04 and $0.04 and total return by 0.08% and 0.09% for the six months ended September 30, 2024 and the year ended March 31, 2024, respectively.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
60

Delaware Ivy Science and Technology Fund Class C
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/24[1] (Unaudited)	Year ended
		3/31/24	3/31/23	3/31/22	3/31/21	3/31/20
Net asset value, beginning of period	$28.00	$24.76	$43.75	$72.44	$48.52	$54.26

Income (loss) from investment operations:
Net investment loss[2]	(0.20)	(0.32)	(0.46)	(1.04)	(0.95)	(0.76)
Net realized and unrealized gain (loss)	3.29[3]	8.89[3]	(6.16)	2.62	32.81	3.07
Total from investment operations	3.09	8.57	(6.62)	1.58	31.86	2.31

Less dividends and distributions from:
Net realized gain	—	(5.33)	(12.37)	(30.27)	(7.94)	(8.05)
Total dividends and distributions	—	(5.33)	(12.37)	(30.27)	(7.94)	(8.05)

Net asset value, end of period	$31.09	$28.00	$24.76	$43.75	$72.44	$48.52

Total return[4]	11.04%[3]	39.82%[3]	(13.14%)	(1.00%)	66.37%	2.17%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$82,771	$88,952	$109,544	$237,610	$413[5]	$407[5]
Ratio of expenses to average net assets[6]	1.93%	1.91%	2.14%	1.92%	1.92%	1.95%
Ratio of expenses to average net assets prior to fees waived[6]	1.93%	1.91%	2.14%	1.92%	1.92%	1.95%
Ratio of net investment loss to average net assets	(1.35%)	(1.25%)	(1.45%)	(1.56%)	(1.45%)	(1.31%)
Ratio of net investment loss to average net assets prior to fees waived	(1.35%)	(1.25%)	(1.45%)	(1.56%)	(1.45%)	(1.31%)
Portfolio turnover	21%	29%	51%	53%	9%	23%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount includes non-recurring payment for litigation proceeds, which represents class action settlement received by the Fund. The litigation proceeds impact the realized and unrealized gain (loss) per share by $0.02 and $0.02 and total return by 0.07% and 0.08% for the six months ended September 30, 2024 and the year ended March 31, 2024, respectively.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
    61

Financial highlights
Delaware Ivy Science and Technology Fund Class I
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/24[1] (Unaudited)	Year ended
		3/31/24	3/31/23	3/31/22	3/31/21	3/31/20
Net asset value, beginning of period	$69.75	$54.09	$76.68	$105.32	$67.65	$72.51

Income (loss) from investment operations:
Net investment loss[2]	(0.13)	(0.15)	(0.17)	(0.60)	(0.45)	(0.27)
Net realized and unrealized gain (loss)	8.21[3]	21.14[3]	(10.05)	2.83	46.06	3.71
Total from investment operations	8.08	20.99	(10.22)	2.23	45.61	3.44

Less dividends and distributions from:
Net realized gain	—	(5.33)	(12.37)	(30.87)	(7.94)	(8.30)
Total dividends and distributions	—	(5.33)	(12.37)	(30.87)	(7.94)	(8.30)

Net asset value, end of period	$77.83	$69.75	$54.09	$76.68	$105.32	$67.65

Total return[4]	11.59%[3]	41.23%[3]	(12.14%)	(0.04%)	67.96%	3.17%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,465,367	$1,403,120	$1,281,422	$2,354,813	$2,878[5]	$1,938[5]
Ratio of expenses to average net assets[6]	0.93%	0.91%	0.99%	0.96%	0.96%	0.98%
Ratio of expenses to average net assets prior to fees waived[6]	0.93%	0.91%	0.99%	0.96%	0.96%	0.98%
Ratio of net investment loss to average net assets	(0.35%)	(0.25%)	(0.29%)	(0.59%)	(0.48%)	(0.34%)
Ratio of net investment loss to average net assets prior to fees waived	(0.35%)	(0.25%)	(0.29%)	(0.59%)	(0.48%)	(0.34%)
Portfolio turnover	21%	29%	51%	53%	9%	23%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount includes non-recurring payment for litigation proceeds, which represents class action settlement received by the Fund. The litigation proceeds impact the realized and unrealized gain (loss) per share by $0.06 and $0.05 and total return by 0.09% and 0.09% for the six months ended September 30, 2024 and the year ended March 31, 2024, respectively.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
62

Delaware Ivy Science and Technology Fund Class R
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/24[1] (Unaudited)	Year ended
		3/31/24	3/31/23	3/31/22	3/31/21	3/31/20
Net asset value, beginning of period	$47.42	$38.46	$59.21	$87.86	$57.58	$62.89

Income (loss) from investment operations:
Net investment loss[2]	(0.21)	(0.31)	(0.38)	(0.97)	(0.85)	(0.63)
Net realized and unrealized gain (loss)	5.57[3]	14.60[3]	(8.00)	2.69	39.07	3.37
Total from investment operations	5.36	14.29	(8.38)	1.72	38.22	2.74

Less dividends and distributions from:
Net realized gain	—	(5.33)	(12.37)	(30.37)	(7.94)	(8.05)
Total dividends and distributions	—	(5.33)	(12.37)	(30.37)	(7.94)	(8.05)

Net asset value, end of period	$52.78	$47.42	$38.46	$59.21	$87.86	$57.58

Total return[4]	11.30%[3]	40.53%[3]	(12.65%)	(0.63%)	66.99%	2.57%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$109,532	$109,957	$94,005	$120,945	$151[5]	$110[5]
Ratio of expenses to average net assets[6]	1.43%	1.41%	1.57%	1.55%	1.55%	1.57%
Ratio of expenses to average net assets prior to fees waived[6]	1.43%	1.41%	1.57%	1.55%	1.55%	1.57%
Ratio of net investment loss to average net assets	(0.85%)	(0.75%)	(0.86%)	(1.18%)	(1.08%)	(0.93%)
Ratio of net investment loss to average net assets prior to fees waived	(0.85%)	(0.75%)	(0.86%)	(1.18%)	(1.08%)	(0.93%)
Portfolio turnover	21%	29%	51%	53%	9%	23%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount includes non-recurring payment for litigation proceeds, which represents class action settlement received by the Fund. The litigation proceeds impact the realized and unrealized gain (loss) per share by $0.04 and $0.04 and total return by 0.08% and 0.10% for the six months ended September 30, 2024 and the year ended March 31, 2024, respectively.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
    63

Financial highlights
Delaware Ivy Science and Technology Fund Class R6
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/24[1] (Unaudited)	Year ended
		3/31/24	3/31/23	3/31/22	3/31/21	3/31/20
Net asset value, beginning of period	$71.23	$55.11	$77.75	$106.48	$68.24	$73.03

Income (loss) from investment operations:
Net investment loss[2]	(0.10)	(0.11)	(0.09)	(0.45)	(0.32)	(0.15)
Net realized and unrealized gain (loss)	8.39[3]	21.56[3]	(10.18)	2.84	46.50	3.75
Total from investment operations	8.29	21.45	(10.27)	2.39	46.18	3.60

Less dividends and distributions from:
Net realized gain	—	(5.33)	(12.37)	(31.12)	(7.94)	(8.39)
Total dividends and distributions	—	(5.33)	(12.37)	(31.12)	(7.94)	(8.39)

Net asset value, end of period	$79.52	$71.23	$55.11	$77.75	$106.48	$68.24

Total return[4]	11.64%[3]	41.31%[3]	(12.02%)	0.10%	68.22%	3.34%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$170,985	$155,573	$108,424	$173,276	$192[5]	$96[5]
Ratio of expenses to average net assets[6]	0.85%	0.84%	0.86%	0.81%	0.81%	0.83%
Ratio of expenses to average net assets prior to fees waived[6]	0.85%	0.84%	0.86%	0.81%	0.81%	0.83%
Ratio of net investment loss to average net assets	(0.27%)	(0.18%)	(0.15%)	(0.44%)	(0.33%)	(0.20%)
Ratio of net investment income (loss) to average net assets prior to fees waived	(0.27%)	(0.18%)	(0.15%)	(0.44%)	(0.33%)	(0.20%)
Portfolio turnover	21%	29%	51%	53%	9%	23%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount includes non-recurring payment for litigation proceeds, which represents class action settlement received by the Fund. The litigation proceeds impact the realized and unrealized gain (loss) per share by $0.06 and $0.05 and total return by 0.08% and 0.09% for the six months ended September 30, 2024 and the year ended March 31, 2024, respectively.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
64

Delaware Ivy Science and Technology Fund Class Y
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/24[1] (Unaudited)	Year ended
		3/31/24	3/31/23	3/31/22	3/31/21	3/31/20
Net asset value, beginning of period	$61.62	$48.45	$70.42	$98.99	$64.00	$69.01

Income (loss) from investment operations:
Net investment loss[2]	(0.19)	(0.26)	(0.28)	(0.74)	(0.58)	(0.40)
Net realized and unrealized gain (loss)	7.24[3]	18.76[3]	(9.32)	2.79	43.51	3.60
Total from investment operations	7.05	18.50	(9.60)	2.05	42.93	3.20

Less dividends and distributions from:
Net realized gain	—	(5.33)	(12.37)	(30.62)	(7.94)	(8.21)
Total dividends and distributions	—	(5.33)	(12.37)	(30.62)	(7.94)	(8.21)

Net asset value, end of period	$68.67	$61.62	$48.45	$70.42	$98.99	$64.00

Total return[4]	11.44%[3]	40.88%[3]	(12.34%)	(0.22%)[5]	67.64%[5]	2.98%[5]

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$298,491	$284,479	$229,962	$351,136	$455[6]	$340[6]
Ratio of expenses to average net assets[7]	1.18%	1.16%	1.23%	1.14%	1.14%	1.18%
Ratio of expenses to average net assets prior to fees waived[7]	1.18%	1.16%	1.23%	1.20%	1.20%	1.22%
Ratio of net investment loss to average net assets	(0.60%)	(0.50%)	(0.53%)	(0.78%)	(0.66%)	(0.54%)
Ratio of net investment loss to average net assets prior to fees waived	(0.60%)	(0.50%)	(0.53%)	(0.84%)	(0.72%)	(0.58%)
Portfolio turnover	21%	29%	51%	53%	9%	23%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount includes non-recurring payment for litigation proceeds, which represents class action settlement received by the Fund. The litigation proceeds impact the realized and unrealized gain (loss) per share by $0.05 and $0.05 and total return by 0.08% and 0.10% for the six months ended September 30, 2024 and the year ended March 31, 2024, respectively.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[5]	Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[6]	Net assets reported in millions.
[7]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
    65

Financial highlights
Delaware Real Estate Securities Fund Class A
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/24[1] (Unaudited)	Year ended
		3/31/24	3/31/23	3/31/22	3/31/21	3/31/20
Net asset value, beginning of period	$15.74	$16.43	$27.72	$24.82	$18.83	$24.45

Income (loss) from investment operations:
Net investment income[2]	0.13	0.26	0.30	0.21	0.17	0.30
Net realized and unrealized gain (loss)	1.96	0.79	(5.87)	6.44	6.22	(3.61)
Total from investment operations	2.09	1.05	(5.57)	6.65	6.39	(3.31)

Less dividends and distributions from:
Net investment income	(0.17)	(0.55)	(0.40)	(0.14)	(0.25)	(0.32)
Net realized gain	—	(1.19)	(5.32)	(3.61)	(0.15)	(1.99)
Total dividends and distributions	(0.17)	(1.74)	(5.72)	(3.75)	(0.40)	(2.31)

Net asset value, end of period	$17.66	$15.74	$16.43	$27.72	$24.82	$18.83

Total return[3]	13.38%[4]	6.55%[4]	(20.26%)[4]	26.90%	34.24%[4]	(15.35%)[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$70,028	$70,391	$86,795	$143,562	$130[5]	$122[5]
Ratio of expenses to average net assets[6]	1.20%	1.20%	1.29%	1.38%	1.45%	1.43%
Ratio of expenses to average net assets prior to fees waived[6]	1.66%	1.39%	1.57%	1.38%	1.55%	1.53%
Ratio of net investment income to average net assets	1.62%	1.62%	1.39%	0.74%	0.79%	1.21%
Ratio of net investment income to average net assets prior to fees waived	1.16%	1.43%	1.11%	0.74%	0.69%	1.11%
Portfolio turnover	22%	36%	57%	43%	76%	59%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[4]	Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
66

Delaware Real Estate Securities Fund Class C
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/24[1] (Unaudited)	Year ended
		3/31/24	3/31/23	3/31/22	3/31/21	3/31/20
Net asset value, beginning of period	$14.86	$15.60	$26.73	$24.11	$18.32	$23.86

Income (loss) from investment operations:
Net investment income (loss)[2]	0.06	0.13	0.10	(0.07)	0.06	0.12
Net realized and unrealized gain (loss)	1.85	0.76	(5.66)	6.27	5.96	(3.52)
Total from investment operations	1.91	0.89	(5.56)	6.20	6.02	(3.40)

Less dividends and distributions from:
Net investment income	(0.11)	(0.44)	(0.25)	—	(0.08)	(0.15)
Net realized gain	—	(1.19)	(5.32)	(3.58)	(0.15)	(1.99)
Total dividends and distributions	(0.11)	(1.63)	(5.57)	(3.58)	(0.23)	(2.14)

Net asset value, end of period	$16.66	$14.86	$15.60	$26.73	$24.11	$18.32

Total return[3]	12.95%[4]	5.79%[4]	(21.00%)[4]	25.74%	33.03%[4]	(15.99%)[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$468	$577	$815	$1,707	$2[5]	$3[5]
Ratio of expenses to average net assets[6]	1.95%	1.95%	2.19%	2.33%	2.33%	2.25%
Ratio of expenses to average net assets prior to fees waived[6]	2.41%	2.14%	2.76%	2.33%	2.43%	2.35%
Ratio of net investment income (loss) to average net assets	0.87%	0.83%	0.49%	(0.24%)	0.27%	0.50%
Ratio of net investment income (loss) to average net assets prior to fees waived	0.41%	0.64%	(0.08%)	(0.24%)	0.17%	0.40%
Portfolio turnover	22%	36%	57%	43%	76%	59%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[4]	Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
    67

Financial highlights
Delaware Real Estate Securities Fund Class I
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/24[1] (Unaudited)	Year ended
		3/31/24	3/31/23	3/31/22	3/31/21	3/31/20
Net asset value, beginning of period	$16.04	$16.70	$28.05	$25.05	$18.99	$24.63

Income (loss) from investment operations:
Net investment income[2]	0.15	0.32	0.38	0.29	0.25	0.38
Net realized and unrealized gain (loss)	2.00	0.79	(5.97)	6.52	6.27	(3.62)
Total from investment operations	2.15	1.11	(5.59)	6.81	6.52	(3.24)

Less dividends and distributions from:
Net investment income	(0.19)	(0.58)	(0.44)	(0.20)	(0.31)	(0.41)
Net realized gain	—	(1.19)	(5.32)	(3.61)	(0.15)	(1.99)
Total dividends and distributions	(0.19)	(1.77)	(5.76)	(3.81)	(0.46)	(2.40)

Net asset value, end of period	$18.00	$16.04	$16.70	$28.05	$25.05	$18.99

Total return[3]	13.50%[4]	6.84%[4]	(20.07%)[4]	27.32%	34.68%[4]	(15.01%)[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$36,579	$40,263	$64,516	$133,161	$127[5]	$121[5]
Ratio of expenses to average net assets[6]	0.95%	0.95%	1.00%	1.09%	1.08%	1.08%
Ratio of expenses to average net assets prior to fees waived[6]	1.41%	1.14%	1.09%	1.09%	1.18%	1.18%
Ratio of net investment income to average net assets	1.87%	1.94%	1.74%	1.01%	1.15%	1.54%
Ratio of net investment income to average net assets prior to fees waived	1.41%	1.75%	1.65%	1.01%	1.05%	1.44%
Portfolio turnover	22%	36%	57%	43%	76%	59%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
68

Delaware Real Estate Securities Fund Class R
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/24[1] (Unaudited)	Year ended
		3/31/24	3/31/23	3/31/22	3/31/21	3/31/20
Net asset value, beginning of period	$15.67	$16.36	$27.66	$24.78	$18.81	$24.42

Income (loss) from investment operations:
Net investment income[2]	0.11	0.19	0.20	0.12	0.13	0.27
Net realized and unrealized gain (loss)	1.94	0.82	(5.82)	6.44	6.20	(3.62)
Total from investment operations	2.05	1.01	(5.62)	6.56	6.33	(3.35)

Less dividends and distributions from:
Net investment income	(0.15)	(0.51)	(0.36)	(0.07)	(0.21)	(0.27)
Net realized gain	—	(1.19)	(5.32)	(3.61)	(0.15)	(1.99)
Total dividends and distributions	(0.15)	(1.70)	(5.68)	(3.68)	(0.36)	(2.26)

Net asset value, end of period	$17.57	$15.67	$16.36	$27.66	$24.78	$18.81

Total return[3]	13.21%[4]	6.33%[4]	(20.50%)[4]	26.55%	33.88%[4]	(15.51%)[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$574	$477	$497	$555	$—[5,6]	$—[5,6]
Ratio of expenses to average net assets[7]	1.45%	1.45%	1.54%	1.69%	1.67%	1.69%
Ratio of expenses to average net assets prior to fees waived[7]	1.91%	1.64%	1.65%	1.69%	1.77%	1.79%
Ratio of net investment income to average net assets	1.37%	1.22%	0.93%	0.42%	0.61%	1.07%
Ratio of net investment income to average net assets prior to fees waived	0.91%	1.03%	0.82%	0.42%	0.51%	0.97%
Portfolio turnover	22%	36%	57%	43%	76%	59%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Rounds to less than $500 thousands.
[7]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
    69

Financial highlights
Delaware Real Estate Securities Fund Class R6
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/24[1] (Unaudited)	Year ended
		3/31/24	3/31/23	3/31/22	3/31/21	3/31/20
Net asset value, beginning of period	$16.07	$16.74	$28.10	$25.09	$19.02	$24.66

Income (loss) from investment operations:
Net investment income[2]	0.16	0.31	0.28	0.36	0.28	0.43
Net realized and unrealized gain (loss)	2.00	0.82	(5.86)	6.50	6.28	(3.64)
Total from investment operations	2.16	1.13	(5.58)	6.86	6.56	(3.21)

Less dividends and distributions from:
Net investment income	(0.20)	(0.61)	(0.46)	(0.24)	(0.34)	(0.44)
Net realized gain	—	(1.19)	(5.32)	(3.61)	(0.15)	(1.99)
Total dividends and distributions	(0.20)	(1.80)	(5.78)	(3.85)	(0.49)	(2.43)

Net asset value, end of period	$18.03	$16.07	$16.74	$28.10	$25.09	$19.02

Total return[3]	13.58%[4]	6.94%[4]	(19.99%)[4]	27.48%	34.84%[4]	(14.86%)[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$3,763	$1,938	$1,973	$1,112	$1[5]	$—[5,6]
Ratio of expenses to average net assets[7]	0.80%	0.85%	0.99%	0.93%	0.94%	0.94%
Ratio of expenses to average net assets prior to fees waived[7]	1.24%	1.09%	1.06%	0.93%	1.04%	1.04%
Ratio of net investment income to average net assets	2.02%	1.90%	1.38%	1.26%	1.26%	1.70%
Ratio of net investment income to average net assets prior to fees waived	1.58%	1.66%	1.31%	1.26%	1.16%	1.60%
Portfolio turnover	22%	36%	57%	43%	76%	59%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Rounds to less than $500 thousands.
[7]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
70

Delaware Real Estate Securities Fund Class Y
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/24[1] (Unaudited)	Year ended
		3/31/24	3/31/23	3/31/22	3/31/21	3/31/20
Net asset value, beginning of period	$15.93	$16.60	$27.79	$24.87	$18.86	$24.48

Income (loss) from investment operations:
Net investment income[2]	0.13	0.25	0.43	0.23	0.21	0.33
Net realized and unrealized gain (loss)	1.98	0.81	(6.02)	6.45	6.23	(3.60)
Total from investment operations	2.11	1.06	(5.59)	6.68	6.44	(3.27)

Less dividends and distributions from:
Net investment income	(0.17)	(0.54)	(0.28)	(0.15)	(0.28)	(0.36)
Net realized gain	—	(1.19)	(5.32)	(3.61)	(0.15)	(1.99)
Total dividends and distributions	(0.17)	(1.73)	(5.60)	(3.76)	(0.43)	(2.35)

Net asset value, end of period	$17.87	$15.93	$16.60	$27.79	$24.87	$18.86

Total return[3]	13.35%[4]	6.57%[4]	(20.27%)[4]	26.98%	34.45%[4]	(15.21%)[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$3,276	$2,969	$3,481	$90,376	$70[5]	$63[5]
Ratio of expenses to average net assets[6]	1.20%	1.20%	1.25%	1.31%	1.30%	1.29%
Ratio of expenses to average net assets prior to fees waived[6]	1.66%	1.39%	1.29%	1.31%	1.40%	1.39%
Ratio of net investment income to average net assets	1.62%	1.52%	1.79%	0.82%	0.95%	1.35%
Ratio of net investment income to average net assets prior to fees waived	1.16%	1.33%	1.75%	0.82%	0.85%	1.25%
Portfolio turnover	22%	36%	57%	43%	76%	59%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.
    71

Notes to financial statements
Ivy Funds
September 30, 2024 (Unaudited)
Ivy Funds (Trust) is organized as a Delaware statutory trust and offers 19 funds. These financial statements and the related notes pertain to 6 funds: Delaware Climate Solutions Fund, Delaware Ivy Asset Strategy Fund, Delaware Ivy Balanced Fund, Delaware Ivy Natural Resources Fund, Delaware Ivy Science and Technology Fund, and Delaware Real Estate Securities Fund (each, a Fund or collectively, the Funds). The Trust is an open-end investment company. Delaware Ivy Asset Strategy Fund, Delaware Ivy Balanced Fund, Delaware Ivy Natural Resources Fund, and Delaware Real Estate Securities Fund are considered diversified under the Investment Company Act of 1940, as amended (1940 Act). Delaware Climate Solutions Fund, and Delaware Ivy Science and Technology Fund are considered nondiversified.
Each Fund offers Class A, Class C, Class I, Class R, Class R6, and Class Y shares. Class A shares are subject to an initial sales charge. There is no front-end sales charge when you purchase $1 million or more of Class A shares. However, if Delaware Distributors, L.P. (DDLP) paid your financial intermediary a commission on your purchase of $1 million or more of Class A shares, you will have to pay a limited contingent deferred sales charge (Limited CDSC) of 1.00% if you redeem these shares within the first 18 months after your purchase, unless a specific waiver of the Limited CDSC applies. Class C shares have no upfront sales charge, but are sold with a contingent deferred sales charge (CDSC) of 1.00%, which will be incurred if redeemed during the first 12 months. Class I, Class R, Class R6, and Class Y shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Class R6 shares do not pay any service fees, sub-accounting fees, and/or sub-transfer agency fees to any brokers, dealers, or other financial intermediaries.
1. Significant Accounting Policies
Each Fund follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Funds.
Basis of Consolidation — Ivy ASF II, Ltd. (the Subsidiary), a Cayman Islands exempted company, was incorporated as a wholly owned subsidiary acting as an investment vehicle for Delaware Ivy Asset Strategy Fund (referred to as the Fund in this subsection). Ivy ASF III (SBP), LLC (the Company), a Delaware limited liability company, was incorporated as a wholly owned company acting as an investment vehicle for the Fund. The Subsidiary and the Company act as investment vehicles for the Fund, in order to affect certain investments for the Fund consistent with the Fund’s investment objectives and policies as specified in its prospectus and statement of additional information. The Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Fund, its Subsidiary and the Company. The consolidated financial statements include the accounts of the Fund, and its Subsidiary and the Company. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the Fund and its Subsidiary and the Company comprising the entire issued share capital of the Subsidiary and the Company with the intent that the Fund will remain the sole shareholder and retain all rights. Under the Articles of Association, shares issued by the Subsidiary and the Company confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the Subsidiary and the Company and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Subsidiary and the Company. As of September 30, 2024, the total value of investment funds held by the Subsidiary is $86,696,853, or approximately 4.70% of the Fund's net assets and the total value of investment funds held by the Company is $1,591,289, or approximately 0.09% of the Fund's net assets.
Security Valuation —  Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, the mean between the bid and the ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. The fair value of bullion is at the last settlement price at the end of each day on the board of trade or exchange upon which they are traded. US government and agency securities are valued at the mean between the bid and the ask prices, which approximates fair value. Open-end investment companies, other than ETFs, are valued at their published net asset value (NAV). Fixed income securities and credit default swap (CDS) contracts are generally priced based upon valuations provided by an independent pricing service or broker/counterparty in accordance with methodologies included within Delaware Management Company (DMC)’s Pricing Policy (the Policy). Fixed income security and CDS contracts valuations are then reviewed by DMC as part of its duties as each Fund’s valuation designee (Valuation Designee) and, to the extent required by the Policy and applicable regulation, fair valued consistent with the Policy. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations (CMOs), commercial
    72

mortgage securities, and US government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. An adjustment factor may be applied to the daily vendor provided price for certain security/ instrument types to arrive at a fair value for the applicable positions. The adjustment factor is determined by comparing the prices of trades with vendor prices over a time period deemed reasonable by DMC, calculating the weighted average differences, and using that difference to adjust vendor prices. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades, and values of the underlying reference instruments. Forward foreign currency exchange contracts are valued at the mean between the bid and the ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the 1940 Act (Rule 2a-5). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees (Board) has designated DMC as the Valuation Designee for each Fund to perform the fair value determination relating to all applicable Fund investments. DMC has established a Pricing Committee to assist with its designated responsibilities as Valuation Designee, and DMC may carry out its designated responsibilities as Valuation Designee through the Pricing Committee and other teams and committees, which operate under policies and procedures approved by the Board and subject to the Board's oversight. Fair value pricing may be used more frequently for securities traded primarily in non-US markets. The Funds may use fair value pricing relatively frequently for securities traded primarily in non-US markets. If a foreign (non-US) equity security's value has materially changed after the close of the security's primary exchange or principal market but before the close of the NYSE, the security may be valued at fair value. With respect to foreign (non-US) equity securities, the Funds may determine the fair value of investments based on information provided by pricing vendors, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of US securities or securities indexes) that occur after the close of the relevant market and before the close of the NYSE. The Valuation Designee may utilize modeling tools provided by third-party vendors to determine fair values of non-US securities.
Federal and Foreign Income Taxes — No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Each Fund evaluates tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed each Fund’s tax positions taken or expected to be taken on each Fund’s federal income tax returns through the six months ended September 30, 2024, and for all open tax years (years ended March 31, 2021–March 31, 2024), and has concluded that no provision for federal income tax is required in each Fund’s financial statements. In regard to foreign taxes only, each Fund has open tax years in certain foreign countries in which it invests that may date back to the inception of each Fund. If applicable, each Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in “Other” on the “Statements of operations.” During the six months ended September 30, 2024, the Funds did not incur any interest or tax penalties.
As a result of several court cases, in certain countries across the European Union, certain Funds filed additional tax reclaims for previously withheld taxes on dividends earned in those countries (EU tax reclaims). Income recognized, if any, for EU reclaims is reflected as “Reclaim income“ on the “Statements of operations.” Any fees associated with these filings are included on the “Statements of operations” under “Audit and tax fees.” Related receivables, if any, are reflected as EU tax reclaims receivable in the “Statements of assets and liabilities.” Generally unless fund management believes that recovery amounts are collectible and free from significant contingencies, recoveries will not be reflected in a Fund's net asset value. EU tax reclaims and related interest entitlements recognized by a Fund, if any, reduce the amount of foreign taxes, if any, that a Fund may elect to pass-through to its shareholders from a US federal tax perspective. In certain circumstances and to the extent that EU tax reclaims recognized by a Fund were previously passed-through as a foreign tax credits to its US taxable shareholders, a Fund may enter into a closing agreement with the US Internal Revenue Service (the IRS). Doing so will enable a Fund to quantify and remit its tax liability related to any recoveries (on behalf of its shareholders). Based on current guidance from the IRS, it is expected that Delaware Ivy Asset Strategy Fund will enter into a closing agreement with the IRS. Accordingly, estimated charges to Delaware Ivy Asset Strategy Fund's closing agreement liability is presented as a reduction of "IRS compliance fee for foreign withholding tax claims (see Note 1)" in the "Consolidated statement of operations" and its estimated closing agreement liability is presented as "IRS compliance fee for foreign withholding tax claims (see Note 1)" in the “Consolidated statement of assets and liabilities.”
    73

Notes to financial statements
Ivy Funds
1. Significant Accounting Policies (continued)
IVY ASF III (SBP), LLC is subject to U.S. federal and state income taxes. This taxable entity is not consolidated for income tax purposes and may generate income tax assets or liabilities that reflect the net tax effect of temporary differences between the carrying amount of the assets and liabilities for financial reporting and tax purposes and tax loss carryforwards.
IVY ASF III (SBP), LLC income tax expense (benefit) is comprised of the following current and deferred income tax expense (benefit):
Tax Expense/(Benefit)	Current	Deferred	Total
Federal	$ —	$(128,569,379)	$(128,569,379)
State	—	(17,884,500)	(17,884,500)
Valuation allowance	—	(146,453,879)	(146,453,879)
Total Tax Expense/(Benefit)	$ —	$ —	$ —
Components of IVY ASF III (SBP), LLC’s deferred tax assets and liabilities as of March 31, 2024 are as follows:
Deferred Tax Assets/(Liabilities)
Basis in partnerships	$62,121,781
Net operating loss	98,951,823
Other	1,045
Total net deferred tax asset/(liability) before valuation allowance	161,074,649
Less: valuation allowance	(161,074,649)
Net deferred tax asset/(liability)	$—
Net operating loss carryforwards are available to offset future taxable income of IVY ASF III (SBP), LLC. IVY ASF III (SBP), LLC had cumulative net operating loss carryforwards as of its most recent tax year ending March 31, 2024, of $395,807,291. Net operating loss carryforwards from 2014 – 2017 expire within 20 years and any net operating loss carryforwards from 2018 and forward do not expire as they pertain to federal income tax. Net operating loss carryforwards in Kansas expire starting in 2024.
The difference between the statutory income tax rate, 21%, and the actual effective tax rate, as reported for the year ended March 31, 2024, are as follows:
Pre-tax income/(loss) at the statutory rate	$(128,569,379)
Adjustment to prior year deferred taxes	—
State income tax expense, net of federal benefit	(17,884,500)
Less: valuation allowance	146,453,879
Total income tax expense/(benefit)	$—
The IVY ASF III (SBP), LLC recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the IVY ASF III (SBP), LLC’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on U.S. tax returns filed since inception of the IVY ASF III (SBP), LLC. The IVY ASF III (SBP), LLC is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
Class Accounting — Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class. Class R6 shares will not be allocated any expenses related to service fees, sub-accounting fees, and/or sub-transfer agency fees paid to brokers, dealers, or other financial intermediaries.
Underlying Funds —  Each Fund may invest in other investment companies (Underlying Funds) to the extent permitted by the 1940 Act. The Underlying Funds in which each Fund may invest include ETFs. Each Fund will indirectly bear the investment management fees and other expenses of the Underlying Funds.
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To Be Announced Trades (TBA) —  The Fund may contract to purchase or sell securities for a fixed price at a transaction date beyond the customary settlement period (examples: when issued, delayed delivery, forward commitment, or TBA transactions) consistent with the Fund’s ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered or the transaction is completed; however, the market value may change prior to delivery. No TBA were outstanding at September 30, 2024.
Foreign Currency Transactions —  Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated daily into US dollars at the exchange rate of such currencies against the US dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. Each Fund generally bifurcates that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. That portion of realized gains (losses), attributable to changes in foreign exchange rates, is included on the “Statements of operations” under “Net realized gain (loss) on foreign currencies.” For foreign equity securities, the realized gains and losses are included on the “Statements of operations” under “Net realized gain (loss) on investments.” Each Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Derivative Financial Instruments — The Funds may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, forward foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Funds intend to use either derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk.
Segregation and Collateralization —  In certain cases, based on requirements and agreements with certain exchanges and third-party broker-dealers, the Funds may deliver or receive collateral in connection with certain investments (e.g., futures contracts, forward foreign currency exchange contracts, options written, securities with extended settlement periods, and swaps). Certain countries require that cash reserves be held while investing in companies incorporated in that country. Cash collateral that has been pledged/received to cover obligations of the Funds under derivative contracts, if any, will be reported separately on the “Statements of assets and liabilities” as cash collateral due to/from broker. Securities collateral pledged for the same purpose, if any, is noted on the “Schedules of investments.”
Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other —  Expenses directly attributable to a Fund are charged directly to that Fund. Other expenses common to various funds within the Delaware Funds by Macquarie® (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Income and capital gain distributions from any Underlying Funds in which each Fund invests are recorded on the ex-dividend date. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Premiums on callable debt securities are amortized to interest income to the earliest call date using the effective interest method. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. When a loan agreement is purchased, each Fund may pay an assignment fee. On an ongoing basis, each Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan agreement. Prepayment penalty fees are received upon the prepayment of a loan agreement by the borrower. Prepayment penalty, facility, commitment, consent, and amendment fees are recorded to income as earned or paid. Distributions received from investments in real estate investment trusts (REITs) are recorded as dividend income on the ex-dividend date,
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Notes to financial statements
Ivy Funds
1. Significant Accounting Policies (continued)
which are estimated, subject to reclassification upon notice of the character of such distributions by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Funds are aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends and interest have been recorded in accordance with the Funds’ understanding of the applicable country's tax rules and rates. Certain Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Each Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The “Statements of operations” include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes. Each Fund may pay foreign capital gains taxes on certain foreign securities held, which are reported as components of realized losses for financial reporting purposes, whereas such components are treated as ordinary loss for federal income tax purposes. Delaware Ivy Asset Strategy Fund, Delaware Ivy Balanced Fund, and Delaware Real Estate Securities Fund declare and pay dividends quarterly. Delaware Climate Solutions Fund, Delaware Ivy Natural Resources Fund, and Delaware Ivy Science and Technology Fund declare and pay dividends annually. Each Fund declares and pays distributions from net realized gain on investments, if any, at least annually. Each Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.
Each Fund receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expenses paid under this arrangement are included on the “Statements of operations” under “Custodian fees” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended September 30, 2024, each Fund earned the following amounts under this arrangement:
Fund	Custody Credits
Delaware Climate Solutions Fund	$—
Delaware Ivy Asset Strategy Fund	12,390
Delaware Ivy Balanced Fund	7,328
Delaware Ivy Natural Resources Fund	—
Delaware Ivy Science and Technology Fund	15,445
Delaware Real Estate Securities Fund	—
Each Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended September 30, 2024, each Fund earned the following amounts under this arrangement:
Fund	Earnings Credits
Delaware Climate Solutions Fund	$383
Delaware Ivy Asset Strategy Fund	2,070
Delaware Ivy Balanced Fund	1,359
Delaware Ivy Natural Resources Fund	587
Delaware Ivy Science and Technology Fund	3,276
Delaware Real Estate Securities Fund	333
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2. Investment Management, Administration Agreements, and Other Transactions with Affiliates
In accordance with the terms of its respective investment management agreement, each Fund pays DMC, a series of Macquarie Investment Management Business Trust (MIMBT) and the investment manager, an annual fee which is calculated daily and paid monthly based on each Fund's average daily net assets as follows:
Fund	Management Fee (annual rate as a percentage of average daily net assets)
Delaware Climate Solutions Fund	0.85% of net assets up to $1 billion;
0.83% of net assets over $1 billion and up to $2 billion;
0.80% of net assets over $2 billion and up to $3 billion;
0.76% of net assets over $3 billion and up to $5 billion;
0.75% of net assets over $5 billion and up to $10 billion;
0.74% of net assets over $10 billion.

Delaware Ivy Asset Strategy Fund	0.70% of net assets up to $1 billion;
0.65% of net assets over $1 billion and up to $2 billion;
0.60% of net assets over $2 billion and up to $3 billion;
0.55% of net assets over $3 billion and up to $28 billion;
0.545% of net assets over $28 billion and up to $53 billion;
0.54% of net assets over $53 billion.

Delaware Ivy Balanced Fund	0.70% of net assets up to $1 billion;
0.65% of net assets over $1 billion and up to $2 billion;
0.60% of net assets over $2 billion and up to $3 billion;
0.55% of net assets over $3 billion and up to $5 billion;
0.54% of net assets over $5 billion and up to $10 billion;
0.53% of net assets over $10 billion.

Delaware Ivy Natural Resources Fund	0.85% of net assets up to $1 billion;
0.83% of net assets over $1 billion and up to $2 billion;
0.80% of net assets over $2 billion and up to $3 billion;
0.76% of net assets over $3 billion and up to $5 billion;
0.73% of net assets over $5 billion and up to $10 billion;
0.70% of net assets over $10 billion.

Delaware Ivy Science and Technology Fund	0.85% of net assets up to $1 billion;
0.83% of net assets over $1 billion and up to $2 billion;
0.80% of net assets over $2 billion and up to $3 billion;
0.76% of net assets over $3 billion and up to $8 billion;
0.755% of net assets over $8 billion and up to $13 billion;
0.75% of net assets over $13 billion.

Delaware Real Estate Securities Fund	0.90% of net assets up to $1 billion;
0.87% of net assets over $1 billion and up to $2 billion;
0.84% of net assets over $2 billion and up to $3 billion;
0.80% of net assets over $3 billion and up to $5 billion;
0.76% of net assets over $5 billion and up to $10 billion;
0.72% of net assets over $10 billion.

DMC has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any annual distribution and service (12b-1) fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), in order to prevent total annual fund operating expenses from exceeding the following percentages of each Fund’s average daily net assets from April 1, 2024 (except as noted) through July 30, 2025. These waivers and
    77

Notes to financial statements
Ivy Funds
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)
reimbursements may only be terminated by agreement of DMC and the Funds. The waivers and reimbursements are accrued daily and received monthly.
Fund	Operating expense limitation as a percentage of average daily net assets for all share classes other than Class R6	Operating expense limitation as a percentage of average daily net assets for Class R6
Delaware Climate Solutions Fund	0.99%	0.82%[1]
Delaware Ivy Asset Strategy Fund	n/a	n/a
Delaware Ivy Balanced Fund	0.80%	0.71%
Delaware Ivy Natural Resources Fund	n/a2	n/a2
Delaware Ivy Science and Technology Fund	n/a	n/a
Delaware Real Estate Securities Fund	0.95%	0.80%
1Effective July 31, 2024. Prior to July 31, 2024, the expense limitation was 0.83%.
2Effective July 31, 2024. Prior to July 31, 2024, the expense limitation for classes other than R6 and Class R6 were 1.08%, and 0.92%, respectively.
After consideration of class specific expenses, including 12b-1 fees, the class level operating expense limitation as a percentage of average daily net assets from April 1, 2024 (except as noted) through July 30, 2025, unless terminated by agreement of DMC and the Funds, is as follows:
	Operating expense limitation as a percentage of average daily net assets
Fund	Class A	Class C	Class I	Class R	Class R6	Class Y
Delaware Climate Solutions Fund	1.24%	1.99%	0.99%	1.49%	0.82%[1]	1.24%
Delaware Ivy Asset Strategy Fund	n/a	n/a	n/a	n/a	n/a	n/a
Delaware Ivy Balanced Fund	1.05%	1.80%	0.80%	1.30%	0.71%	1.05%
Delaware Ivy Natural Resources Fund	n/a2	n/a2	n/a2	n/a2	n/a2	n/a2
Delaware Ivy Science and Technology Fund	n/a	n/a	n/a	n/a	n/a	n/a
Delaware Real Estate Securities Fund	1.20%	1.95%	0.95%	1.45%	0.80%	1.20%
1Effective July 31, 2024. Prior to July 31, 2024, the expense limitation for Class R6 shares was 0.83%.
2Effective July 31, 2024. Prior to July 31, 2024, these amounts for Class A, Class C, Class I, Class R, Class R6, and Class Y shares were 1.33%, 2.08%, 1.08%, 1.58%, 0.92%, and 1.33%, respectively.
DMC has entered into a sub-advisory agreements with the following entities on behalf of the Funds:
Under agreements between DMC and each of Macquarie Investment Management Europe Limited (MIMEL) and Macquarie Investment Management Global Limited (MIMGL), each of MIMEL and MIMGL serves as sub-advisor to Delaware Real Estate Securities Fund, and along with DMC, are responsible for its day to day management. In addition, DMC may also seek investment advice and recommendations from MIMEL and MIMGL and may permit MIMEL and MIMGL to execute Fund security trades on behalf of DMC and exercise investment discretion for securities in certain markets where DMC believes it will be beneficial to utilize their specialized market knowledge.
Macquarie Investment Management Austria Kapitalanlage AG (MIMAK) is a part of Macquarie Asset Management (MAM). MAM is the marketing name for certain companies comprising the asset management division of Macquarie Group Limited. DMC and MIMAK are primarily responsible for the day-to-day management of the Delaware Ivy Asset Strategy Fund and Delaware Ivy Balanced Fund portfolios. In addition, DMC may also seek fixed income investment advice and recommendations from MIMAK and DMC may also permit MIMAK to execute Fund security trades on behalf of DMC and exercise investment discretion for securities in certain markets where DMC believes it will be beneficial to utilize MIMAK's specialized market knowledge. For its services, MIMAK receives a sub-advisory fee from DMC.
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With respect to Delaware Ivy Asset Strategy Fund and Delaware Ivy Balanced Fund, MIMEL serves as sub-advisor. DMC may seek investment advice and recommendations from MIMEL and DMC may also permit MIMEL to execute Fund security trades on behalf of DMC and exercise investment discretion for securities in certain markets where DMC believes it will be beneficial to utilize MIMEL’s specialized market knowledge.
MIMGL serves as sub-advisor to Delaware Ivy Climate Solutions, Delaware Ivy Asset Strategy, Delaware Ivy Balanced, Delaware Ivy Natural Resources and Delaware Ivy Science and Technology Funds, executing security trades on behalf of DMC. MIMGL also exercises investment discretion for securities in certain markets where DMC believes it will be beneficial to utilize MIMGL's specialized market knowledge for Delaware Ivy Asset Strategy Fund and Delaware Ivy Balanced Fund.
Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to each Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rates: 0.0050% of the first $60 billion; 0.00475% of the next $30 billion; and 0.0015% of aggregate average daily net assets in excess of $90 billion (Total Fee). Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. These amounts are included on the “Statements of operations” under “Accounting and administration expenses.” For the six months ended September 30, 2024, each Fund paid for these services as follows:
Fund	Fees
Delaware Climate Solutions Fund	$5,123
Delaware Ivy Asset Strategy Fund	43,308
Delaware Ivy Balanced Fund	36,997
Delaware Ivy Natural Resources Fund	6,474
Delaware Ivy Science and Technology Fund	132,953
Delaware Real Estate Securities Fund	4,479
DIFSC is also the transfer agent and dividend disbursing agent of the Funds. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of the retail funds within the Delaware Funds at the following annual rates: 0.014% of the first $20 billion; 0.011% of the next $5 billion; 0.007% of the next $5 billion; 0.004% of the next $20 billion; 0.002% of the next $25 billion; and 0.0015% of average daily net assets in excess of $75 billion. The fees payable to DIFSC under the shareholder services agreement described above are allocated among all retail funds in the Delaware Funds on a relative NAV basis. These amounts are included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended September 30, 2024, each Fund paid for these services as follows:
Fund	Fees
Delaware Climate Solutions Fund	$4,468
Delaware Ivy Asset Strategy Fund	59,169
Delaware Ivy Balanced Fund	50,127
Delaware Ivy Natural Resources Fund	6,404
Delaware Ivy Science and Technology Fund	187,564
Delaware Real Estate Securities Fund	3,544
Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYIS), BNYIS provides certain sub-transfer agency services to the Funds. Sub-transfer agency fees are paid by each Fund and are also included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees are calculated daily and paid as invoices on a monthly or quarterly basis.
Pursuant to a distribution agreement and distribution plan, each Fund pays DDLP, the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.25%, 1.00%, 0.50%, and 0.25% of the average daily net assets of the Class A, Class C, Class R, and Class Y shares, respectively. The fees are calculated daily and paid monthly. Class I and Class R6 shares do not pay 12b-1 fees.
    79

Notes to financial statements
Ivy Funds
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)
As provided in the investment management agreement, each Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal and regulatory reporting services to each Fund. These amounts are included on the “Statements of operations” under “Legal fees.” For the six months ended September 30, 2024, each Fund paid for internal legal and regulatory reporting services provided by DMC and/or its affiliates’ employees as follows:
Fund	Fees
Delaware Climate Solutions Fund	$1,897
Delaware Ivy Asset Strategy Fund	28,230
Delaware Ivy Balanced Fund	20,877
Delaware Ivy Natural Resources Fund	2,688
Delaware Ivy Science and Technology Fund	77,745
Delaware Real Estate Securities Fund	237
For the six months ended September 30, 2024, DDLP earned commissions on sales of Class A shares for each Fund as follows:
Fund	Class A
Delaware Climate Solutions Fund	$1,839
Delaware Ivy Asset Strategy Fund	21,883
Delaware Ivy Balanced Fund	43,435
Delaware Ivy Natural Resources Fund	2,961
Delaware Ivy Science and Technology Fund	113,519
Delaware Real Estate Securities Fund	1,902
For the six months ended September 30, 2024, DDLP received gross CDSC commissions on redemptions of each Fund’s Class A and Class C shares and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares. The amounts received were as follows:
Fund	Class A	Class C
Delaware Climate Solutions Fund	$760	$6
Delaware Ivy Asset Strategy Fund	671	1,228
Delaware Ivy Balanced Fund	893	1,166
Delaware Ivy Natural Resources Fund	134	8
Delaware Ivy Science and Technology Fund	5,281	2,917
Delaware Real Estate Securities Fund	116	59
Trustees’ fees include expenses accrued by each Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Funds.
In addition to the management fees and other expenses of a Fund, a Fund indirectly bears the investment management fees and other expenses of any Underlying Funds, including ETFs, in which it invests. The amount of these fees and expenses incurred indirectly by a Fund will vary based upon the expense and fee levels of any Underlying Funds and the number of shares that are owned of any Underlying Funds at different times.
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A summary of the transactions in affiliated companies during the six months ended September 30, 2024 was as follows:
	Value, beginning of period	Gross additions	Gross reductions(1)	Net realized gain (loss) on affiliated investments	Net change in unrealized appreciation (depreciation) on affiliated investments	Value, end of period	Shares	Dividend Income
Delaware Ivy Asset Strategy Fund
Common Stocks—0.08%
Media Group Holdings Series H
	$554,181	$—	$(407,951)	$—	$1,323,837	$1,470,067	640,301	$—
Media Group Holdings Series T
	—	—	—	—	—	—	80,253	—
Total	$554,181	$—	$(407,951)	$—	$1,323,837	$1,470,067		$—
[1]	The amount shown includes return of capital.
MIMBT, of which DMC is a series, entered into a settlement agreement on September 19, 2024 with the US Securities and Exchange Commission (SEC) consenting to an order (Settlement Order) relating to a legacy investment strategy, the Absolute Return Mortgage-Backed Securities Strategy (ARMBS Strategy). MIMBT no longer offers the ARMBS Strategy. MIMBT agreed to the Settlement Order without admitting or denying the SEC's findings. The Settlement Order does not impact MIMBT's ability to continue to provide services to the Funds. In connection with the findings in the Settlement Order, MIMBT expects to make payments to Delaware Ivy Asset Strategy Fund prior to December 31, 2024. These payments are not expected to be material to Delaware Ivy Asset Strategy Fund.
3. Investments
For the six months ended September 30, 2024, each Fund made purchases and sales of investment securities other than short-term investments as follows:
Fund	Purchases other than US government securities	Purchases of US government securities	Sales other than US government securities	Sales of US government securities
Delaware Climate Solutions Fund	$5,103,317	$—	$31,148,075	$—
Delaware Ivy Asset Strategy Fund	315,807,131	111,998,842	428,185,214	128,266,816
Delaware Ivy Balanced Fund	227,946,004	339,551,638	328,885,923	416,511,068
Delaware Ivy Natural Resources Fund	32,330,148	—	53,331,360	—
Delaware Ivy Science and Technology Fund	1,228,392,785	—	1,685,420,958	—
Delaware Real Estate Securities Fund	24,587,555	—	38,405,965	—
    81

Notes to financial statements
Ivy Funds
3. Investments (continued)
At September 30, 2024, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2024, the cost and unrealized appreciation (depreciation) of investments and derivatives for each Fund were as follows:
Fund	Cost of investments and derivatives	Aggregate unrealized appreciation of investments and derivatives	Aggregate unrealized depreciation of investments and derivatives	Net unrealized appreciation (depreciation) of investments and derivatives
Delaware Climate Solutions Fund	$122,070,634	$23,076,643	$(12,853,769)	$10,222,874
Delaware Ivy Asset Strategy Fund	1,979,556,477	858,022,086	(989,547,114)	(131,525,028)
Delaware Ivy Balanced Fund	1,179,623,270	414,723,834	(18,675,837)	396,047,997
Delaware Ivy Natural Resources Fund	202,201,366	37,662,335	(48,769,221)	(11,106,886)
Delaware Ivy Science and Technology Fund	3,318,359,533	2,669,433,767	(15,763,095)	2,653,670,672
Delaware Real Estate Securities Fund	65,123,890	50,166,311	(741,020)	49,425,291
For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. At March 31, 2024, certain Funds had capital loss carryforwards available to offset future realized capital gains as follows:
	Loss carryforward character
	Short-term	Long-term	Total
Delaware Climate Solutions Fund	$ 55,996,216	$102,881,878	$ 158,878,094
Delaware Ivy Balanced Fund	114,128,499	2,069,749	116,198,248
Delaware Ivy Natural Resources Fund	274,360,750	320,420,100	594,780,850
US GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. Each Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:
Level 1  − Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)
Level 2  − Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, forward foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)
Level 3  − Significant unobservable inputs, including each Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)
Level 3 investments are valued using significant unobservable inputs. Each Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are
    82

comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following tables summarize the valuation of each Fund’s investments by fair value hierarchy levels as of September 30, 2024:
Delaware Climate Solutions Fund
Level 1
Securities
Assets:
Common Stocks	$131,509,267
Short-Term Investments	784,241
Total Value of Securities	$132,293,508
	Delaware Ivy Asset Strategy Fund
	Level 1	Level 2	Level 3	Total
Securities
Assets:
Agency Collateralized Mortgage Obligations	$—	$482,599	$5,166,763	$5,649,362
Agency Mortgage-Backed Securities	—	80,374,867	—	80,374,867
Bullion	86,416,486	—	—	86,416,486
Collateralized Debt Obligations	—	2,747,286	—	2,747,286
Common Stocks
Communication Services	125,841,746	—	1,967,901	127,809,647
Consumer Discretionary	122,660,285	—	1,470,067[1]	124,130,352
Consumer Staples	77,803,147	—	—	77,803,147
Energy	19,855,503	—	—	19,855,503
Financials	199,153,056	—	—	199,153,056
Healthcare	158,759,631	—	—	158,759,631
Industrials	156,692,502	—	—	156,692,502
Information Technology	314,216,264	—	—	314,216,264
Materials	32,567,404	—	—	32,567,404
Utilities	20,328,017	—	—	20,328,017
Convertible Bond	—	—	5,936,085	5,936,085
Corporate Bonds	—	266,028,111	—	266,028,111
Exchange-Traded Funds	27,690,480	—	—	27,690,480
Government Agency Obligation	—	2,328,223	—	2,328,223
Loan Agreements	—	29,001,289	—	29,001,289
Municipal Bond	—	977,043	—	977,043
Non-Agency Asset-Backed Securities	—	817,324	—	817,324
Non-Agency Collateralized Mortgage Obligations	—	8,243,835	—	8,243,835
Non-Agency Commercial Mortgage-Backed Securities	—	20,192,189	—	20,192,189
Preferred Stock	7,566,766	—	—	7,566,766
US Treasury Obligations	—	13,843,484	—	13,843,484
    83

Notes to financial statements
Ivy Funds
3. Investments (continued)
	Delaware Ivy Asset Strategy Fund
	Level 1	Level 2	Level 3	Total
Short-Term Investments	$58,894,376	$—	$—	$58,894,376
Total Value of Securities	$1,408,445,663	$425,036,250	$14,540,816	$1,848,022,729

Derivatives[2]
Assets:
Futures Contracts	$72,150	$—	$—	$72,150
Liabilities:
Centrally Cleared Credit Default Swap Contracts	$—	$(10,416)	$—	$(10,416)
Futures Contracts	(53,014)	—	—	(53,014)
[1]The security that has been valued at zero on the “Consolidated schedules of investments” is considered to be a Level 3 investment in this table.
2 Futures contracts and swaps contracts are valued at the unrealized appreciation (depreciation) on the instrument at the period end.
	Delaware Ivy Balanced Fund
	Level 1	Level 2	Total
Securities
Assets:
Agency Collateralized Mortgage Obligations	$—	$14,266,840	$14,266,840
Agency Mortgage-Backed Securities	—	153,019,116	153,019,116
Common Stocks	947,983,618	—	947,983,618
Corporate Bonds	—	171,380,081	171,380,081
Exchange-Traded Fund	44,542,208	—	44,542,208
Loan Agreements	—	6,014,127	6,014,127
Non-Agency Asset-Backed Securities	—	17,856,186	17,856,186
Non-Agency Collateralized Mortgage Obligations	—	8,639,064	8,639,064
Non-Agency Commercial Mortgage-Backed Securities	—	46,566,352	46,566,352
US Treasury Obligations	—	97,912,465	97,912,465
Short-Term Investments	67,595,664	—	67,595,664
Total Value of Securities	$1,060,121,490	$515,654,231	$1,575,775,721

Derivatives[1]
Assets:
Futures Contracts	$28,657	$—	$28,657

Liabilities:
Futures Contracts	$(133,111)	$—	$(133,111)

[1]Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument at the period end.
    84

	Delaware Ivy Natural Resources Fund
	Level 1	Level 3	Total
Securities
Assets:
Closed-Ended Trust	$4,771,210	$—	$4,771,210
Common Stocks
Aluminum	6,910,141	—	6,910,141
Construction & Engineering	4,288,743	—	4,288,743
Construction Materials	8,878,509	—	8,878,509
Copper	6,141,888	—	6,141,888
Diversified Metals & Mining	22,370,622	—[1]	22,370,622
Electrical Components & Equipment	2,585,452	—	2,585,452
Fertilizers & Agricultural Chemicals	16,351,039	—	16,351,039
Forest Products	7,510,991	—	7,510,991
Gold	28,785,582	—	28,785,582
Heavy Electrical Equipment	746,313	—	746,313
Industrial Gases	2,368,819	—	2,368,819
Integrated Oil & Gas	14,217,378	—	14,217,378
Oil & Gas Drilling	3,428,625	—	3,428,625
Oil & Gas Equipment & Services	7,638,088	—	7,638,088
Oil & Gas Exploration & Production	29,599,607	—	29,599,607
Oil & Gas Refining & Marketing	2,182,490	—	2,182,490
Packaged Foods & Meats	3,572,684	—	3,572,684
Paper Packaging	3,662,285	—	3,662,285
Paper Products	3,981,122	—	3,981,122
Renewable Electricity	796,594	—	796,594
Specialty Chemicals	4,370,390	—	4,370,390
Steel	2,410,008	—	2,410,008
Short-Term Investments	3,525,900	—	3,525,900
Total Value of Securities	$191,094,480	$—	$191,094,480
[1]The security that has been valued at zero on the “Schedules of investments” is considered to be a Level 3 investment in this table.
Delaware Ivy Science and Technology Fund
Level 1
Securities
Assets:
Common Stocks	$5,945,637,818
Short-Term Investments	26,392,387
Total Value of Securities	$5,972,030,205
    85

Notes to financial statements
Ivy Funds
3. Investments (continued)
Delaware Real Estate Securities Fund
Level 1
Securities
Assets:
Common Stocks	$114,291,667
Short-Term Investments	257,514
Total Value of Securities	$114,549,181
During the six months ended September 30, 2024, there were no transfers into or out of Level 3 investments. Each Fund’s policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting period.
A reconciliation of Level 3 investments is presented when a Fund has a significant amount of Level 3 investments at the beginning or end of the period in relation to that Fund’s net assets. Management has determined not to provide a reconciliation of Level 3 investments as the Level 3 investments were not considered significant to Delaware Ivy Asset Strategy Fund and Delaware Ivy Natural Resources Fund’s net assets at the beginning or end of the period. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments were not considered significant to Delaware Ivy Asset Strategy Fund and Delaware Ivy Natural Resources Fund’s net assets at the end of the period. As of September 30, 2024, Delaware Climate Solutions Fund, Delaware Ivy Balanced Fund, Delaware Ivy Science and Technology Fund, and Delaware Real Estate Securities Fund had no Level 3 investments.
    86

4. Capital Shares
Transactions in capital shares were as follows:
	Delaware Climate Solutions Fund		Delaware Ivy Asset Strategy Fund		Delaware Ivy Balanced Fund
	Six months ended	Year ended	Six months ended	Year ended	Six months ended	Year ended
	9/30/24	3/31/24	9/30/24	3/31/24	9/30/24	3/31/24
Shares sold:
Class A	93,815	468,984	746,898	2,303,722	1,423,598	4,086,333
Class C	5,643	30,143	105,631	194,326	96,239	220,523
Class I	398,258	1,175,921	1,175,467	1,657,808	1,468,688	3,233,319
Class R	51,822	181,764	67,626	111,364	24,797	55,004
Class R6	12,066	176,282	44,313	145,932	26,627	96,996
Class Y	14,487	58,528	82,487	201,189	32,472	63,958

Shares issued upon reinvestment of dividends and distributions:
Class A	—	182,528	578,044	1,952,697	325,399	1,130,535
Class C	—	10,695	13,955	59,696	4,968	29,345
Class I	—	169,637	165,302	570,492	117,690	426,137
Class R	—	55,049	9,070	31,042	2,377	8,375
Class R6	—	7,345	9,887	29,243	3,402	10,913
Class Y	—	11,635	35,483	121,266	3,014	10,253
	576,091	2,528,511	3,034,163	7,378,777	3,529,271	9,371,691

Shares redeemed:
Class A	(1,181,359)	(3,310,736)	(4,724,198)	(10,684,583)	(4,565,911)	(11,913,265)
Class C	(109,442)	(559,682)	(316,404)	(1,187,449)	(419,784)	(1,690,424)
Class I	(1,449,865)	(5,113,424)	(2,380,366)	(6,774,904)	(3,779,984)	(8,182,966)
Class R	(323,475)	(1,540,303)	(105,609)	(219,048)	(22,563)	(90,650)
Class R6	(125,741)	(216,166)	(79,968)	(179,195)	(52,513)	(150,751)
Class Y	(156,107)	(324,659)	(298,775)	(802,481)	(57,422)	(140,413)
	(3,345,989)	(11,064,970)	(7,905,320)	(19,847,660)	(8,898,177)	(22,168,469)
Net decrease	(2,769,898)	(8,536,459)	(4,871,157)	(12,468,883)	(5,368,906)	(12,796,778)
    87

Notes to financial statements
Ivy Funds
4. Capital Shares (continued)
	Delaware Ivy Natural Resources Fund		Delaware Ivy Science and Technology Fund		Delaware Real Estate Securities Fund
	Six months ended	Year ended	Six months ended	Year ended	Six months ended	Year ended
	9/30/24	3/31/24	9/30/24	3/31/24	9/30/24	3/31/24
Shares sold:
Class A	91,108	225,612	924,641	3,048,006	60,545	134,537
Class C	13,414	47,480	100,826	268,784	526	2,240
Class I	140,041	487,910	1,744,189	3,442,734	238,432	385,120
Class R	22,191	89,926	142,998	268,831	6,991	7,674
Class R6	36,590	175,519	267,901	672,947	94,968	33,288
Class Y	31,931	96,948	400,256	832,171	7,178	16,691

Shares issued upon reinvestment of dividends and distributions:
Class A	—	160,913	—	8,275,253	43,170	484,633
Class C	—	3,446	—	717,381	236	3,983
Class I	—	73,662	—	1,914,128	24,918	304,132
Class R	—	9,858	—	304,713	316	2,819
Class R6	—	5,476	—	179,854	1,461	12,462
Class Y	—	11,853	—	465,096	1,891	18,387
	335,275	1,388,603	3,580,811	20,389,898	480,632	1,405,966

Shares redeemed:
Class A	(772,803)	(2,294,363)	(6,576,315)	(15,960,329)	(609,459)	(1,430,947)
Class C	(32,640)	(169,114)	(615,130)	(2,233,759)	(11,506)	(19,597)
Class I	(461,080)	(2,139,981)	(3,032,756)	(8,930,874)	(741,118)	(2,041,999)
Class R	(110,272)	(320,592)	(386,549)	(698,771)	(5,076)	(10,382)
Class R6	(51,613)	(114,378)	(301,599)	(636,208)	(8,327)	(43,003)
Class Y	(76,204)	(257,541)	(670,300)	(1,426,829)	(12,103)	(58,425)
	(1,504,612)	(5,295,969)	(11,582,649)	(29,886,770)	(1,387,589)	(3,604,353)
Net decrease	(1,169,337)	(3,907,366)	(8,001,838)	(9,496,872)	(906,957)	(2,198,387)
Certain shareholders may exchange shares of one class for shares of another class in the same Fund. These exchange transactions are included in shares sold and shares redeemed in the tables above and on the previous pages and on the “Statements of changes in net assets.” For the six months ended September 30, 2024 and year ended March 31, 2024, each Fund had the following exchange transactions:
	Six months ended September 30, 2024			Year ended March 31, 2024
	Exchange Redemptions	Exchange Subscriptions	Value	Exchange Redemptions	Exchange Subscriptions	Value
Delaware Climate Solutions Fund			$33,467			$135,824
Class A	2,137	1,196		6,392	7,873
Class C	1,508	—		6,641	—
Class I	—	2,214		1,990	6,767
Class Y	—	—		399	—
Delaware Ivy Asset Strategy Fund			$4,247,570			$3,475,355
Class A	151,598	38,366		74,045	101,888
Class C	43,051	—		109,780	—
    88

	Six months ended September 30, 2024			Year ended March 31, 2024
	Exchange Redemptions	Exchange Subscriptions	Value	Exchange Redemptions	Exchange Subscriptions	Value
Class I	162	147,906		4,735	74,988
Class R6	—	1,123		—	1,413
Class Y	379	—		1,942	—
Delaware Ivy Balanced Fund			$1,407,343			$3,439,675
Class A	17,991	33,981		48,619	119,956
Class C	45,844	—		96,593	—
Class I	—	28,434		29,811	50,624
Class R6	—	479		—	3,779
Class Y	—	—		1,276	—
Delaware Ivy Natural Resources Fund			$121,997			$165,576
Class A	5,628	1,788		7,354	3,335
Class C	2,120	—		3,575	—
Class I	84	5,231		435	7,004
Class R6	—	119		—	—
Delaware Ivy Science and Technology Fund			$4,776,220			$5,960,503
Class A	72,786	10,343		62,814	58,609
Class C	17,170	—		92,651	—
Class I	1,067	58,014		10,028	49,344
Class R6	—	86		—	5,239
Class Y	3,043	—		750	—
Delaware Real Estate Securities Fund			$61,282			$123,116
Class A	2,893	962		4,516	3,211
Class C	1,020	—		3,384	—
Class I	—	2,837		—	4,438
5. Line of Credit
Each Fund, along with certain other funds in the Delaware Funds (Participants), is a participant in a $335,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the Agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expires on October 30, 2024.
Each Fund had no amounts outstanding as of September 30, 2024, or at any time during the period then ended.
6. Interfund Lending Program
Pursuant to an exemptive order issued by the SEC (Order), the Ivy Funds and Ivy Variable Insurance Portfolios (collectively, the Funds, only for purposes of this Note 6) have the ability to lend money to, and borrow money from, each other pursuant to a master interfund lending agreement (Interfund Lending Program). Under the Interfund Lending Program, the Funds may lend or borrow money for temporary purposes directly to or from one another (each, an Interfund Loan), subject to meeting the conditions of the Order. The interest rate to be charged on an Interfund Loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. This program is in existence but is not currently in use. The Funds made no Interfund Loans under the Interfund Lending Program during the six months ended September 30, 2024.
    89

Notes to financial statements
Ivy Funds
7. Derivatives
US GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.
Forward Foreign Currency Exchange Contracts —  Each Fund may enter into forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. Each Fund may enter into these contracts to fix the US dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. Each Fund may also enter into these contracts to hedge the US dollar value of securities it already owns that are denominated in foreign currencies. In addition, each Fund may enter into these contracts to facilitate or expedite the settlement of portfolio transactions. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, each Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. Each Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between each Fund and the counterparty and by the posting of collateral by the counterparty to the Funds to cover each Fund’s exposure to the counterparty. Open forward foreign currency exchange contracts, if any, are disclosed on the “Schedules of investments.”
During the six months ended September 30, 2024, Delaware Ivy Asset Strategy Fund and Delaware Ivy Balanced Fund used forward foreign currency exchange contracts to hedge the US dollar value of securities they already own that are denominated in foreign currencies to decrease exposure to foreign currencies.
Futures Contracts  —  A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Funds may use futures contracts in the normal course of pursuing its investment objective. The Funds may invest in futures contracts to hedge its existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions. Upon entering into a futures contract, the Funds deposit cash or pledge US government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Funds as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Funds because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. At September 30, 2024, Delaware Ivy Asset Strategy Fund and Delaware Ivy Balanced Fund posted $488,692 and $460,966, respectively in cash as collateral for open futures contracts, which is presented as “Cash collateral due from brokers” on the “Statements of assets and liabilities.” Open futures contracts, if any, are disclosed on the “Schedules of investments.”
During the six months ended September 30, 2024, Delaware Ivy Asset Strategy Fund and Delaware Ivy Balanced Fund invested in futures contracts to hedge the Funds' existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions. Delaware Ivy Balanced Fund also used futures contracts as a cash management tool.
Swap Contracts — Delaware Ivy Asset Strategy Fund and Delaware Ivy Balanced Fund may enter into CDS contracts in the normal course of pursuing its investment objective. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets. Swap agreements are bilaterally negotiated agreements between a Fund and counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements are privately negotiated in the over-the-counter market (OTC swaps). If the OTC swap entered is one of the swaps identified by a relevant
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regulator as a swap that is required to be cleared, then it will be cleared through a third party, known as a central counterparty or derivatives clearing organization (centrally cleared swaps).
Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.
During the six months ended September 30, 2024, Delaware Ivy Asset Strategy Fund and Delaware Ivy Balanced Fund entered into CDS contracts as a purchaser of protection, as a hedge against credit events. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. Initial margin and variation margin are posted to central counterparties for centrally cleared CDS basket trades, as determined by the applicable central counterparty. During the six months ended September 30, 2024, Delaware Ivy Asset Strategy Fund and Delaware Ivy Balanced Fund did not enter into any CDS contracts as a seller of protection.
CDS contracts may involve greater risks than if Delaware Ivy Asset Strategy Fund and Delaware Ivy Balanced Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk, and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by (1) for bilateral swap contracts, having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty, or (2) for cleared swaps, trading these instruments through a central counterparty.
During the six months ended September 30, 2024, Delaware Ivy Asset Strategy Fund used CDS contracts to hedge against credit events and Delaware Ivy Balanced Fund used CDS contracts to gain exposure to certain securities or markets.
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Notes to financial statements
Ivy Funds
7. Derivatives (continued)
Fair values of derivative instruments as of September 30, 2024 were as follows:
Delaware Ivy Asset Strategy Fund
Asset Derivatives Fair Value
Statements of Assets and Liabilities Location	Interest Rate Contracts
Variation margin due from broker on futures contracts*	$72,150
	Delaware Ivy Asset Strategy Fund
	Liability Derivatives Fair Value
Statements of Assets and Liabilities Location	Interest Rate Contracts	Credit Contracts
Variation margin due to broker on futures contracts*	$(53,014)	$—
Variation margin due from broker on centrally cleared credit default swap contracts*	—	(10,416)
Total	$(53,014)	$(10,416)
Delaware Ivy Balanced Fund
Asset Derivatives Fair Value
Statements of Assets and Liabilities Location	Interest Rate Contracts
Variation margin due to broker on futures contracts*	$28,657
Delaware Ivy Balanced Fund
Liability Derivatives Fair Value
Statements of Assets and Liabilities Location	Interest Rate Contracts
Variation margin due to broker on futures contracts*	$(133,111)
*Includes cumulative appreciation (depreciation) of futures contracts and centrally cleared CDS contracts from the date the contracts were opened through September 30, 2024. Only current day variation margin is reported on the Fund's “Statements of assets and liabilities.”
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The effect of derivative instruments on the “Statements of operations” for the six months ended September 30, 2024 was as follows:
Delaware Ivy Asset Strategy Fund	Net Realized Gain (Loss) on:
	Forward Foreign Currency Exchange Contracts	Futures Contracts	Swap Contracts	Total
Currency contracts	$(60,182)	$—	$—	$(60,182)
Interest rate contracts	—	(504,767)	—	(504,767)
Credit contracts	—	—	577	577
Total	$(60,182)	$(504,767)	$577	$(564,372)
	Net Change in Unrealized Appreciation (Depreciation) on:
	Forward Foreign Currency Exchange Contracts	Futures Contracts	Swap Contracts	Total
Currency contracts	$10,113	$—	$—	$10,113
Interest rate contracts	—	71,372	—	71,372
Credit contracts	—	—	(12,686)	(12,686)
Total	$10,113	$71,372	$(12,686)	$68,799
Delaware Ivy Balanced Fund	Net Realized Gain (Loss) on:
	Forward Foreign Currency Exchange Contracts	Futures Contracts	Swap Contracts	Total
Currency contracts	$(131,559)	$—	$—	$(131,559)
Interest rate contracts	—	(295,575)	—	(295,575)
Credit contracts	—	—	(126,241)	(126,241)
Total	$(131,559)	$(295,575)	$(126,241)	$(553,375)
	Net Change in Unrealized Appreciation (Depreciation) on:
	Forward Foreign Currency Exchange Contracts	Futures Contracts	Swap Contracts	Total
Currency contracts	$21,197	$—	$—	$21,197
Interest rate contracts	—	74,278	—	74,278
Credit contracts	—	—	120,773	120,773
Total	$21,197	$74,278	$120,773	$216,248
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Notes to financial statements
Ivy Funds
7. Derivatives (continued)
The tables below summarize the average daily balance of derivative holdings by certain Funds during the six months ended September 30, 2024:
	Long Derivative Volume
	Delaware Ivy Asset Strategy Fund	Delaware Ivy Balanced Fund
Forward foreign currency exchange contracts (average notional value)	$1,976,745	$3,987,118
Futures contracts (average notional amount)	24,831,196	59,549,711
CDS contracts (average notional value)*	114,803	2,575,559
	Short Derivative Volume
	Delaware Ivy Asset Strategy Fund	Delaware Ivy Balanced Fund
Forward foreign currency exchange contracts (average contract amount)	$943,615	$1,894,015
Futures contracts (average notional amount)	13,686,584	29,065,199
*Long represents buying protection and short represents selling protection.
 8. Securities Lending
Each Fund, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.
Cash collateral received by each Fund of the Trust is generally invested in a series of individual separate accounts, each corresponding to a fund. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; certain money market funds; and asset-backed securities. Each Fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.
In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to each Fund or, at the discretion of the lending agent, replace the loaned securities. Each Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. Each Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, each Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among each Fund, the security lending agent, and the borrower. Each Fund records security lending income net of allocations to the security lending agent and the borrower.
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Each Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in each collateral investment account defaulted or became impaired. Under those circumstances, the value of each Fund’s cash collateral account may be less than the amount each Fund would be required to return to the borrowers of the securities and each Fund would be required to make up for this shortfall.
During the six months ended September 30, 2024, each Fund had no securities out on loan.
9. Credit and Market Risks
The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen.
When interest rates rise, fixed income securities (i.e. debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations. Interest rate changes are influenced by a number of factors, such as government policy, monetary policy, inflation expectations, and the supply and demand of bonds. A fund may be subject to a greater risk of rising interest rates when interest rates are low or inflation rates are high or rising.
Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Funds invest will cause the NAV of the Funds to fluctuate.
Some countries in which the Funds may invest require governmental approval for the repatriation of investment income, capital, or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the US. Consequently, acquisition and disposition of securities by the Funds may be inhibited. In addition, a significant portion of the aggregate market value of securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Funds.
Certain Funds invest a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by S&P and lower than Baa3 by Moody’s, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher-rated securities. Additionally, lower-rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.
Certain Funds may invest in mortgage-backed and asset-backed securities. Mortgage-backed and asset-backed securities, like other fixed income securities, are subject to credit risk and interest rate risk, and may also be subject to prepayment risk and extension risk. Mortgage-backed and asset-backed securities can be highly sensitive to interest rate changes. As a result, small movements in interest rates can substantially impact the value and liquidity of these securities. Prepayment risk is the risk that the principal on mortgage-backed or asset-backed securities may be prepaid at any time, which will reduce the yield and market value of the securities and may cause a Fund to reinvest the proceeds in lower yielding securities. Extension risk is the risk that principal on mortgage-backed or asset-backed securities will be repaid more slowly than expected, which may reduce the proceeds available for reinvestment in higher yielding securities and may cause the security to experience greater volatility due to the extended maturity of the security. When interest rates rise, the value of mortgage-backed and asset-backed securities can be expected to decline. When interest rates go down, however, the value of these securities may not increase as much as other fixed income securities due to borrowers refinancing their loans at lower interest rates or prepaying their loans. In addition, mortgage-backed and asset-backed securities may decline in value, become more volatile, face difficulties in valuation, or experience reduced liquidity due to changes in general economic conditions. During periods of economic downturn, for example, underlying borrowers may not make timely payments on their loans and the value of property that secures the loans may decline in value such that it is worth less than the amount of the associated loans. If the collateral securing a mortgage-backed or asset-backed security is insufficient to repay the loan, a Fund could sustain a loss. Such risks generally will be heightened where a mortgage-backed or asset-backed security includes “subprime” loans. Although mortgage-backed securities are often supported by government guarantees or private insurance, there can be no guarantee that those obligations will be met. Furthermore, in certain economic conditions, loan servicers, loan originators and other participants in the market for mortgage-backed and other asset-backed securities may be unable to receive sufficient funding, impairing their ability to perform their obligations on the loans. Certain mortgage-backed or asset-backed securities may be more susceptible to these risks than other mortgage-backed, asset-backed, or fixed-
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Notes to financial statements
Ivy Funds
9. Credit and Market Risks (continued)
income securities. For example, a Fund’s investments in CMOs, real estate mortgage investment conduits (REMICs), and stripped mortgage-backed securities are generally highly susceptible to interest rate risk, prepayment risk, and extension risk. At times, these investments may be difficult to value and/or illiquid. Some classes of CMOs and REMICs may have preference in receiving principal or interest payments relative to more junior classes. The market prices and yields of these junior classes will generally be more volatile than more senior classes and will be more susceptible to interest rate risk, prepayment risk, and extension risk than more senior classes. Stripped mortgage-backed securities that receive only payments of interest (IOs) will generally decrease in value if interest rates decline or prepayment rates increase. Stripped mortgage-backed securities that receive only payments of principal (POs) will generally decrease in value if interest rates increase or prepayment rates decrease. These changes in value can be substantial and could cause the Fund to lose the entire value of its investment in CMOs, REMICs, and stripped mortgage-backed securities.
Certain Funds invest in bank loans and other securities that may subject them to direct indebtedness risk, the risk that the Funds will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower. Loans that are fully secured offer each Fund more protection than unsecured loans in the event of nonpayment of scheduled interest or principal, although there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation, or that the collateral can be liquidated. Some loans or claims may be in default at the time of purchase. Certain of the loans and the other direct indebtedness acquired by each Fund may involve revolving credit facilities or other standby financing commitments that obligate the Fund to pay additional cash on a certain date or on demand. These commitments may require each Fund to increase its investment in a company at a time when each Fund might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that each Fund is committed to advance additional funds, it will at all times hold and maintain cash or other high-grade debt obligations in an amount sufficient to meet such commitments.
As each Fund may be required to rely upon another lending institution to collect and pass on to each Fund amounts payable with respect to the loan and to enforce each Fund’s rights under the loan and other direct indebtedness, an insolvency, bankruptcy, or reorganization of the lending institution may delay or prevent each Fund from receiving such amounts. The highly leveraged nature of many loans may make them especially vulnerable to adverse changes in economic or market conditions. Investments in such loans and other direct indebtedness may involve additional risk to each Fund. There were no unfunded loan commitments at the six months ended September 30, 2024.
Certain Funds invest in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction, or through a combination of such approaches. The Funds will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.
Certain Funds may invest in REITs and are subject to the risks associated with that industry. If a Fund holds real estate directly or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the six months ended September 30, 2024. The Funds’ REIT holdings are also affected by interest rate changes, particularly if the REITs they hold use floating rate debt to finance their ongoing operations. The Funds also invest in real estate acquired as a result of ownership of securities or other instruments, including issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein. These instruments may include interests in private equity limited partnerships or limited liability companies that hold real estate investments (Real Estate Limited Partnerships). The Funds will limit their investments in Real Estate Limited Partnerships to 5% of their total assets at the time of purchase.
Derivatives contracts, such as futures, forward foreign currency contracts, options, and swaps, may involve additional expenses (such as the payment of premiums) and are subject to significant loss, which may exceed amounts disclosed on the “Statements of assets and liabilities”, if a security, index, reference rate, or other asset or market factor to which a derivatives contract is associated, moves in the opposite direction from what the portfolio manager anticipated. When used for hedging, the change in value of the derivatives instrument may also not correlate specifically with the currency, rate, or other risk being hedged, in which case a Fund may not realize the intended benefits. Derivatives contracts are also subject to the risk that the counterparty may fail to perform its obligations under the contract due to, among other reasons, financial difficulties (such as a bankruptcy or reorganization).
Each Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended and other securities which may
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not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Funds’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Funds’ 15% limit on investments in illiquid securities. Rule 144A securities have been identified on the "Consolidated schedules of investments" and “Schedules of investments.”
10. Contractual Obligations
Each Fund enters into contracts in the normal course of business that contain a variety of indemnifications. Each Fund's maximum exposure under these arrangements is unknown. However, each Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed each Fund's existing contracts and expects the risk of loss to be remote.
11. Subsequent Events
On October 28, 2024, each Fund, along with the other Participants, entered into an amendment to the Agreement for a $335,000,000 revolving line of credit to be used as described in Note 5. It operates in substantially the same manner as the original Agreement. Under the amendment to the Agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The line of credit available under the Agreement expires on October 27, 2025.
Management has determined that no other material events or transactions occurred subsequent to September 30, 2024, that would require recognition or disclosure in the Fund’s financial statements.
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Other Fund information (Unaudited)
Ivy Funds
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis of Approval for Investment Advisory Contract
Board Consideration of Investment Management Agreements and Sub-Advisory Agreements at a Meeting Held on August 13-15, 2024
At a meeting held on August 13-15, 2024 (the “Annual Contract Renewal Meeting”), the Board of Trustees (the “Board”), including a majority of Trustees each of whom is not an “interested person” as defined under the Investment Company Act of 1940 (the “Independent Trustees”), approved the renewal of the Delaware Climate Solutions Fund, Delaware Ivy Asset Strategy Fund, Delaware Ivy Balanced Fund, Delaware Ivy Natural Resources Fund, Delaware Ivy Science and Technology Fund, and Delaware Real Estate Securities Fund (each, a “Fund” and together, the “Funds”) Investment Management Agreement with Delaware Management Company (“DMC) and the Sub-Advisory Agreements with Macquarie Investment Management Global Limited (“MIMGL”), Macquarie Investment Management Austria Kapitalanlage AG (“MIMAK”) and Macquarie Investment Management Europe Limited (“MIMEL”) (together, the “Affiliated Sub-Advisers”).
Prior to the Annual Contract Renewal Meeting, including at a Board meeting held in May 2024, the Trustees conferred extensively among themselves and with representatives of DMC about these matters. Also, the Board was assisted by the Equity Investments Committee and the Fixed Income Multi-Asset Sub-Advised Funds Investments Committee (each an “Investment Committee” and together, the “Investment Committees”), with each Investment Committee assisting the full Board in reviewing investment performance and other matters throughout the year. The Independent Trustees were also assisted in their evaluation of the Investment Management Agreement and the Sub-Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, DMC was guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2024. Prior to the Annual Contract Renewal Meeting, and in response to the requests, the Board received and reviewed materials specifically relating to the renewal of the Investment Management Agreement and the Sub-Advisory Agreements. In considering and approving the Investment Management Agreement and the Sub-Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Annual Contract Renewal Meeting and the review process for the Investment Management Agreement and the Sub-Advisory Agreements, but also the knowledge gained over time through interaction with DMC about various topics. In this regard, the Board reviewed reports of DMC at each of its quarterly meetings, which included information about, among other things, Fund performance, investment strategies, and expenses. In addition, the Investment Committees confer with portfolio managers at various times throughout the year. In considering information relating to the approval of the Funds’ Investment Management Agreement and the Sub-Advisory Agreements, the Independent Trustees also received information from an independent fund consultant, JDL Consultants, LLC (“JDL”).
The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.
After its deliberations, the Board, including the Independent Trustees, unanimously approved the continuation of the Investment Management Agreement and the Sub-Advisory Agreements for a one-year term. The following summarizes a number of important, but not necessarily all of the, factors considered by the Board in support of its approval.
Nature, extent, and quality of services. The Board received and considered various information regarding the nature, extent, and quality of the advisory services provided to the Funds by DMC under its Investment Management Agreement and the experience of the officers and employees of DMC who provide these services, including each Fund’s portfolio managers. The Board met with DMC’s senior management and
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investment personnel. The Board reviewed the materials provided by the Funds’ portfolio management team discussing its performance, investment strategies and outlook, as well as DMC with respect to comparing Fund performance to the performance of a comparable group of mutual funds, relevant benchmarks, and performance metrics, as applicable. The Board’s review included consideration of DMC’s investment oversight and research and analysis capabilities, and its ability to attract and retain skilled investment professionals. The Board also considered information regarding DMC’s programs for risk management, including investment, operational, liquidity, derivatives (as applicable), valuation and compliance risks and its plans for enhancing those programs (including through the allocation of additional resources and enhancements to existing processes and testing). The Board received information with respect to the cybersecurity program and business continuity plans of DMC and its affiliates, as well as information from Macquarie Group Ltd. (“Macquarie”), the parent company of DMC, regarding Macquarie’s commitment to the U.S. mutual fund business.
In addition, the Board considered certain non-advisory services that DMC and its affiliates provide to the fund complex. Among other things, these services include third party service provider oversight, transfer agency, internal audit, pricing and valuation, portfolio trading, and legal and compliance functions. The Board noted DMC’s responsibility for overseeing: the preparation of the Funds’ prospectus, summary prospectus, statement of additional information, and shareholder reports; responsibility for other periodic filings with regulators; organizing Board meetings and preparing materials for such Board meetings; and furnishing analytical and other support to assist the Board.
The Board took into account the benefits to shareholders of investing in a Fund that is part of a family of funds managed by an affiliate of Macquarie, and the resources available to DMC as part of Macquarie’s global asset management business.
The Board received and considered various information with respect to the services provided by the Affiliated Sub-Advisers under the Sub-Advisory Agreements and the credentials and experience of the officers and employees of Affiliated Sub-Advisers who provide these services, including the Delaware Ivy Asset Strategy Fund, Delaware Ivy Balanced Fund, and Delaware Real Estate Securities Fund’s portfolio managers. The Board considered the division of responsibilities between DMC and the Affiliated Sub-Advisers and the oversight provided by DMC. The Board also considered the expertise of the Affiliated Sub-Advisers with respect to certain asset classes and/or investment styles. The Board noted that the Affiliated Sub-Advisers are part of Macquarie’s global investment platform that has offices and personnel that are located around the world. These Affiliated Sub-Advisers provide research, investment and trading analysis on the markets and economies of various countries in which the Funds may invest, make recommendations regarding securities, provide portfolio management services and assist with security trades, as applicable. The Board took into account that the Sub-Advisory Agreements may benefit the Funds and their shareholders by permitting DMC to use the resources and talents of the Affiliated Sub-Advisers in managing the Funds.
The Board also received and considered information about the nature and extent of services offered and fee rates charged by DMC to other types of clients with investment strategies similar to those of the Funds. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal and regulatory obligations and risks of managing registered investment companies compared with those associated with managing assets of other types of clients, including third-party sub-advised fund clients, unregistered funds and separately managed accounts.
The Board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) to the Funds by DMC and the Affiliated Sub-Advisers.
Investment performance. The Board received and considered information with respect to the investment performance of the Funds, including performance reports and discussions with portfolio managers at meetings of the Board’s Investment Committees throughout the year as well as reports provided by Broadridge Financial Solutions, Inc., an independent investment company data provider (“Broadridge”), furnished for the Annual Contract Renewal Meeting. The Broadridge reports prepared for each Fund’s institutional share class showed its investment performance in comparison to the institutional share class of a group of similar funds (the “Performance Universe”). The Board received a description of the methodology used to select the peer funds in the Performance Universe. Comparative annualized performance for each Fund was shown for the past 1-, 3-, 5- and 10-year or since inception periods, as applicable, ended December 31, 2023. The Board considered that the Funds were managed by Ivy Investment Management Company prior to the acquisition of its parent company, Waddell & Reed Financial, Inc. by Macquarie Asset Management, a division of Macquarie Group Ltd. (the “Transaction”), and that each Fund’s performance prior to the closing of the Transaction on April 30, 2021 is that of its predecessor investment manager and not DMC.
Delaware Climate Solutions Fund. The Performance Universe for the Fund consisted of the Fund and all retail and institutional specialty and miscellaneous funds, regardless of asset size or primary channel of distribution. The Board noted that the Broadridge report comparison showed that the Fund’s total return for the 1-, 3-, 5- and 10-year periods was in the third, first, fourth and third quartile, respectively, of its
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Other Fund information (Unaudited)
Ivy Funds
Board Consideration of Investment Management Agreements and Sub-Advisory Agreements at a Meeting Held on August 13-15, 2024
(continued)
Performance Universe. The Broadridge report comparison showed that the Fund’s total return for the 1-, 5- and 10- year periods was below the median of its Performance Universe and for the 3-year period was above the median of its Performance Universe. The Board also noted that the Fund underperformed its benchmark index for the 1-, 5- and 10-year periods and outperformed its benchmark index for the 3-year period. The Board noted the explanations from DMC concerning the reasons for the Fund’s relative performance versus its Performance Universe and benchmark index for the various periods and any actions that DMC has taken to address performance concerns. The Board, however, noted that the investment performance of the current portfolio management team only began as of July 2022 and that the Fund repositioned into a climate solutions fund in July 2022 (and had also changed its investment strategy in November 2021). The Board noted the limited period of performance data available since the Fund changed its investment strategy and portfolio management team and repositioned into a climate solutions fund, and that the Board would continue to evaluate the Fund’s performance.
Delaware Ivy Asset Strategy Fund. The Performance Universe for the Fund consisted of the Fund and all retail and institutional alternative global macro funds, regardless of asset size or primary channel of distribution. The Board noted that the Broadridge report comparison showed that the Fund’s total return for the 1-, 3-, 5- and 10-year periods was in the first quartile of its Performance Universe. The Broadridge report comparison showed that the Fund’s total return for the 1-, 3-, 5- and 10-year periods was above the median of its Performance Universe. The Board also noted that the Fund underperformed its benchmark index for the 1-, 3-, 5- and 10-year periods. The Board noted that the Fund was generally outperforming its Performance Universe, but underperforming its benchmark index, during the periods under review. The Board noted that the Fund changed its portfolio management team and investment strategy in November 2021. The Board noted the limited period of performance data available since the Fund changed its portfolio management team and investment strategy and that it would continue to evaluate the Fund’s performance. The Board noted the explanations from DMC and from the Affiliated Sub-Advisers concerning the reasons for the Fund’s relative performance versus its benchmark index for the various periods and any actions that DMC has taken to address performance concerns, including that the investment strategy was further changed effective February 2024 that was not reflected in the performance data.
Delaware Ivy Balanced Fund. The Performance Universe for the Fund consisted of the Fund and all retail and institutional mixed-asset target allocation growth funds, regardless of asset size or primary channel of distribution. The Board noted that the Broadridge report comparison showed that the Fund’s total return for the 1- and 3-year periods was in the second quartile of its Performance Universe, for the 5-year period was in the first quartile of its Performance Universe and for the 10-year period was in the third quartile of its Performance Universe. The Broadridge report comparison showed that the Fund’s total return for the 1-, 3- and 5-year periods was above the median of its Performance Universe and for the 10-year period was below the median of its Performance Universe. The Board also noted that the Fund underperformed its benchmark index during the periods under review. The Board noted that the Fund was generally performing in line with its Performance Universe during the periods under review (except for the 10-year period). The Board, however, noted that the investment performance of the current portfolio management team and investment strategy only began as of November 2021. The Board noted the limited period of performance data available since the Fund changed its portfolio management team and investment strategy and that it would continue to evaluate the Fund’s performance. The Board noted the explanations from DMC and from the Affiliated Sub-Advisers concerning the reasons for the Fund’s relative performance versus its benchmark index for the various periods and any actions that DMC has taken to address performance concerns, including that the investment strategy was further changed effective February 2024 that was not reflected in the performance data.
Delaware Ivy Natural Resources Fund. The Performance Universe consists of the Fund and all retail and institutional global natural resources funds, regardless of asset size or primary channel of distribution. The Board noted that the Broadridge report comparison showed that the Fund’s total return for the 1-, 3-, 5- and 10-year periods was in the second, third, fourth and third quartile, respectively, of its Performance Universe. The Broadridge report comparison showed that the Fund’s total return for the 3-, 5- and 10-year periods was below the median of its Performance Universe and for the 1-year period was above the median of its Performance Universe. The Board also noted that the Fund underperformed its benchmark index for the 1-, 5- and 10-year periods and outperformed its benchmark index for the 3-year period. The Board, however, noted that the investment performance of the current portfolio management team and investment strategy only began as of November 2021. The Board also noted that the investment strategy further changed on April 28, 2023 to be diversified internationally, along with its benchmark index. The Board noted the limited period of performance data available since the Fund changed its portfolio management team and investment strategy and that the Board would continue to evaluate the Fund’s performance. The Board noted the explanations from DMC and
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from the Affiliated Sub-Adviser concerning the reasons for the Fund’s relative performance versus its Performance Universe and benchmark index for the various periods and any actions that DMC has taken to address performance concerns.
Delaware Ivy Science and Technology Fund. The Performance Universe consists of the Fund and all retail and institutional science & technology funds, regardless of asset size or primary channel of distribution. The Board noted that the Broadridge report comparison showed that the Fund’s total return for the 1-, 3-, 5- and 10-year periods was in the third, third, third and fourth quartiles, respectively, of its Performance Universe. The Broadridge report comparison showed that the Fund’s total return for the 1-, 3-, 5- and 10-year periods was below the median of its Performance Universe. The Board also noted that the Fund underperformed its benchmark index for the 1-, 3-, 5- and 10-year periods. The Board noted the explanations from DMC and from the Affiliated Sub-Adviser concerning the reasons for the Fund’s relative performance versus its Performance Universe and benchmark index for the various periods and any actions that DMC has taken to address performance concerns.
Delaware Real Estate Securities Fund. The Performance Universe consists of the Fund and all retail and institutional real estate funds, regardless of asset size or primary channel of distribution. The Board noted that the Broadridge report comparison showed that the Fund’s total return for the 1-year period was in the fourth quartile of its Performance Universe and for the 3-, 5- and 10-year periods was in the second quartile of its Performance Universe. The Broadridge report comparison showed that the Fund’s total return for the 3-, 5- and 10-year periods was above the median of its Performance Universe and for the 1-year period was below the median of its Performance Universe. The Board also noted that the Fund underperformed its benchmark index for the 1-, 3- and 10-year periods and slightly outperformed its benchmark index for the 5-year period. The Board noted that the Fund was generally outperforming its Performance Universe during the periods under review (except for the 1-year period). The Board, however, noted that the investment performance of the current portfolio management team and investment strategy only began as of July 2022. The Board noted the limited period of performance data available since the Fund changed its portfolio management team and investment strategy and that it would continue to evaluate the Fund’s performance. The Board noted the explanations from DMC concerning the reasons for the Fund’s relative performance versus its benchmark index for the 1-, 3- and 10-year periods.
Comparative expenses. The Board received and considered expense data for the Funds. DMC provided the Board with information on pricing levels and fee structures for each Fund as of its most recently completed fiscal year. The Broadridge total expenses (reflecting any applicable fee waivers and/or expense reimbursements), for comparative consistency, were shown by Broadridge for Institutional Class shares, including 12b 1 and non-12b 1 service fees (as applicable). The Board also considered the comparative analysis of contractual management fees and actual total expense ratios of each Fund versus contractual management fees and actual total expense ratios of a group of peer funds as selected by Broadridge (the “Expense Group”). Each Fund’s total expenses were also compared with those of its Expense Universe, which is comprised of the Fund, its Expense Group and all other similar with an institutional share class (i.e., funds without 12b-1 fees and non-12b-1 service fees) with assets equal to or greater than $100 million, excluding outliers (the “Expense Universe”). In reviewing comparative costs, each Fund’s contractual management fee and the actual management fee incurred by each Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to each Fund) and actual management fees, taking into account any applicable breakpoints and fee waivers and/or expense reimbursements, with a Fund’s Expense Universe.
Each Fund’s total expenses were also compared with those of its Expense Universe. The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees.
Delaware Climate Solutions Fund. The expense comparisons for the Fund showed that its actual management fee was above the median of its Expense Universe and its actual total expenses were above its Expense Group average. It was noted that consistent with DMC’s waiver methodology, its advisory fee waivers, if any, were at the fund level and not class level.
Delaware Ivy Asset Strategy Fund. The expense comparisons for the Fund showed that its actual management fee was below the median of its Expense Universe and its actual total expenses were below its Expense Group average. It was noted that consistent with DMC’s waiver methodology, its advisory fee waivers, if any, were at the fund level and not class level.
Delaware Ivy Balanced Fund. The expense comparisons for the Fund showed that its actual management fee was above the median of its Expense Universe and its actual total expenses were above its Expense Group average. It was noted that consistent with DMC’s waiver methodology, its advisory fee waivers, if any, were at the fund level and not class level.
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Other Fund information (Unaudited)
Ivy Funds
Board Consideration of Investment Management Agreements and Sub-Advisory Agreements at a Meeting Held on August 13-15, 2024
(continued)
Delaware Ivy Natural Resources Fund. The expense comparisons for the Fund showed that its actual management fee was above the median of its Expense Universe and its actual total expenses were above its Expense Group average. It was noted that consistent with DMC’s waiver methodology, its advisory fee waivers, if any, were at the fund level and not class level.
Delaware Ivy Science and Technology Fund. The expense comparisons for the Fund showed that its actual management fee was below the median of its Expense Universe and its actual total expenses were above its Expense Group average. It was noted that consistent with DMC’s waiver methodology, its advisory fee waivers, if any, were at the fund level and not class level.
Delaware Real Estate Securities Fund. The expense comparisons for the Fund showed that its actual management fee was above the median of its Expense Universe and its actual total expenses were above its Expense Group average. It was noted that consistent with DMC’s waiver methodology, its advisory fee waivers, if any, were at the fund level and not class level.
The Board noted that DMC, and not the Funds, pays the sub-advisory fees to the Affiliated Sub-Advisers and, accordingly, that the retention of the Affiliated Sub-Advisers does not increase the fees and expenses incurred by the Funds.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to DMC under the Investment Management Agreement and to the Affiliated Sub-Advisers under the Sub-Advisory Agreements was reasonable.
Economies of scale. The Board received and considered information about the potential for DMC to realize economies of scale in the provision of management services to the Funds, the difficulties of calculating economies of scale at an individual Fund level, and the extent to which potential scale benefits are shared with shareholders, including the extent to which any economies of scale are reflected in the level of management fees charged. DMC discussed its advisory fee pricing and structure for the complex, including the current breakpoints. The Board considered the continuation and/or implementation of contractual fee waivers and/or expense reimbursements, as applicable. The Board noted that, as of March 31, 2024, Delaware Ivy Asset Strategy Fund and Delaware Ivy Balanced Fund’s net assets each exceeded their first breakpoint and Delaware Ivy Science and Technology Fund’s net assets exceeded its third breakpoint level and that breakpoints result in a lower advisory fee than would otherwise be the case in the absence of breakpoints, when the asset levels specified in the breakpoints schedule are exceeded. The Board noted that each Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as DMC’s investment in its business, including investments in business infrastructure, technology and cybersecurity.
Management profitability. The Board received and considered the Investment Management Profitability Analysis that addressed the overall profitability of DMC’s business in providing management and other services to each Fund and the complex as a whole, including the methodology used by DMC in allocating costs for the purpose of determining profitability. The Board also reviewed a report prepared by JDL regarding DMC’s profitability as compared to certain peer fund complexes and the Independent Trustees discussed DMC’s profitability in such context with representatives from JDL. The Board recognized that calculating and comparing profitability at the individual fund level is difficult; that DMC’s profit, if any, can vary significantly depending on the particular fund; and that DMC’s support for, and commitment to, a fund is not solely dependent on the profits realized as to that fund.
The Board also received and considered information about the portion of the total management fee that was retained by DMC after payment of the fee to the Affiliated Sub-Advisers for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of the responsibilities retained and risk assumed by DMC and not delegated to or assumed by the Affiliated Sub-Advisers. Given the affiliation between DMC and the Affiliated Sub-Advisers, the Board ascribed limited relevance to the allocation of fees between them.
Based on its review, the Board determined that DMC’s profitability was not excessive in light of the nature, extent and quality of the services provided to each Fund.
Ancillary benefits. The Board received and considered information regarding the extent to which DMC and its affiliates might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as investment manager to the complex; the benefits from allocation of fund brokerage to improve trading efficiencies; the portfolio transactions executed through “soft dollar” arrangements; and the fees that various affiliates received for serving as transfer agent and for
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overseeing fund accounting and financial administration services to the complex. The Board considered that it receives periodic reports from DMC that include a representation that any soft dollar arrangements are consistent with regulatory requirements. The Board received information from DMC regarding its view of the performance of its affiliates in providing transfer agent and fund accounting and financial administration oversight services and the organizational structure employed to provide these services pursuant to their contracts with the Funds.
Based on its consideration of the factors and information it deemed relevant, including the costs of providing investment management and other services to the Funds and the ongoing commitment of DMC and its affiliates to the Funds, the Board did not find that any ancillary benefits received by DMC and its affiliates, including the Affiliated Sub-Advisers, were unreasonable.
Conclusion. Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board, including all of the Independent Trustees, unanimously approved the continuation of DMC’s Investment Management Agreement and of the Affiliated Sub-Advisers’ Sub-Advisory Agreements for an additional one-year period.
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Contact information
Shareholder assistance by phone
800 523-1918, weekdays from 8:30am to
6:00pm ET
For securities dealers and financial
institutions representatives only
800 362-7500
Regular mail
Delaware Funds by Macquarie
P.O. Box 534437
Pittsburgh, PA 15253-4437
Overnight courier service
Delaware Funds by Macquarie
Attention: 534437
500 Ross Street, 154-0520
Pittsburgh, PA 15262
Macquarie Asset Management • 610 Market Street • Philadelphia, PA 19106-2354
Macquarie Asset Management (MAM) is the asset management division of Macquarie Group. MAM is an integrated asset manager across public and private markets offering a diverse range of capabilities, including real assets, real estate, credit, equities, and multi-asset solutions.
The Funds are advised by Delaware Management Company, a series of MIMBT, a US registered investment adviser, and distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.
Other than Macquarie Bank Limited ABN 46 008 583 542 (“Macquarie Bank”), any Macquarie Group entity noted in this document is not an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.
The Funds are governed by US laws and regulations.
(3975505)
SEMIANN-IVYSPEC-1124
This page is not part of the Financial statements and other information.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The information is included as part of the material filed under Item 7 of this form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

The information is included as part of the material filed under Item 7 of this form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)) and provide reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

(b)

There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the period covered by the report to stockholders included herein that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit [99.CERT].

(a)(4)	There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(5)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.906 CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: Ivy Funds

/s/ SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	December 3, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	December 3, 2024

/s/ RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	December 3, 2024